UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                             Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                         Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

June 30, 2017 (Unaudited)

AQR Diversified Arbitrage Fund

AQR Equity Market Neutral Fund

AQR Global Macro Fund

AQR Long-Short Equity Fund

AQR Multi-Strategy Alternative Fund

AQR Risk-Balanced Commodities Strategy Fund

AQR Risk Parity Fund

AQR Risk Parity II HV Fund

AQR Risk Parity II MV Fund

AQR Style Premia Alternative Fund

AQR Style Premia Alternative LV Fund

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 126.6%
COMMON STOCKS - 29.1%

Airlines - 0.1%
Azul SA, ADR (Brazil) *	15,000	$316,200

Auto Components - 0.1%
Adient plc	3,825	250,079

Automobiles - 0.1%
Ferrari NV (Italy)	4,972	427,691

Banks - 0.3%
Pacific Premier Bancorp, Inc. *	37,511	1,384,156

Biotechnology - 0.2%
Aptevo Therapeutics, Inc. *	132,502	274,279
Bioverativ, Inc. *	4,430	266,553
Neurocrine Biosciences, Inc. *(a)	6,227	286,442

		827,274

Building Products - 0.1%
Armstrong Flooring, Inc. *	13,995	251,490

Capital Markets - 21.4%
Alignvest Acquisition II Corp. (Canada) *	350,000	2,739,435
Avista Healthcare Public Acquisition Corp., Class A *(a)	355,300	3,499,705
Bison Capital Acquisition Corp. (China) *	150,000	1,530,000
Constellation Alpha Capital Corp. *	700,000	7,105,000
Donnelley Financial Solutions, Inc. *	12,726	292,189
FinTech Acquisition Corp. II *	300,000	2,940,000
Forum Merger Corp., Class A *(b)	700,000	6,797,000
Hennessy Capital Acquisition Corp. III *	500,000	5,025,000
Jensyn Acquisition Corp. (2)*	69,000	705,870
Kayne Anderson Acquisition Corp., Class A (2)*	498,750	4,847,850
KBL Merger Corp. IV *(b)	1,000,000	10,200,000
M I Acquisitions, Inc. (2)*	250,000	2,505,000
M III Acquisition Corp. *	408,712	4,005,378
Matlin and Partners Acquisition Corp., Class A (2)*(b)	400,000	3,864,000
Modern Media Acquisition Corp. *(b)	1,450,000	14,166,500
National Energy Services Reunited Corp. *(b)	1,590,000	15,136,800
Origo Acquisition Corp. (3)*(b)(c)	325,500	3,385,200
Pacific Special Acquisition Corp. (China) (2)*	373,500	3,735,000
PJT Partners, Inc., Class A	9,524	383,055
Saban Capital Acquisition Corp., Class A (2)*	84,000	840,000
Stellar Acquisition III, Inc. (Greece) (2)*(b)	300,000	3,006,000
TPG Pace Energy Holdings Corp. *	500,000	5,220,000
TPG Pace Holdings Corp. *	200,000	2,052,000
Vantage Energy Acquisition Corp., Class A *	200,000	1,950,000

		105,930,982

INVESTMENTS	SHARES	VALUE
Chemicals - 0.2%
AdvanSix, Inc. *	13,011	$406,464
GCP Applied Technologies, Inc. *	9,754	297,497
Ingevity Corp. *	4,013	230,346

		934,307

Commercial Services & Supplies - 0.1%
LSC Communications, Inc.	10,871	232,639
TPT Acquisition, Inc. (3)*(c)	20,730	—
West Corp.	9,075	211,629

		444,268

Communications Equipment - 0.0% (d)
Brocade Communications Systems, Inc.	3,905	49,242

Construction Materials - 0.1%
Tecnoglass, Inc.	30,211	281,567

Diversified Consumer Services - 0.0% (d)
Education Management Corp. *(b)	9,810,160	29,431

Diversified Financial Services - 0.6%
ECN Capital Corp. (Canada)	84,137	259,522
PNBK Holdings LLC, Class A (3)*(c)	2,090,900	1,612,732
PNBK Holdings LLC, Class B (3)*(c)	3,218	—
Rescap Liquidating Trust *	125,811	1,088,265

		2,960,519

Diversified Telecommunication Services - 0.2%
FairPoint Communications, Inc. *	27,863	436,056
Straight Path Communications, Inc., Class B *	3,000	538,950

		975,006

Energy Equipment & Services - 0.6%
Patterson-UTI Energy, Inc.	72,537	1,464,522
SEACOR Marine Holdings, Inc. *	42,320	861,635
Trican Well Service Ltd. (Canada) *	277,259	776,103

		3,102,260

Equity Real Estate Investment Trusts (REITs) - 0.2%
Care Capital Properties, Inc.	10,345	276,212
Park Hotels & Resorts, Inc.	9,322	251,321
Parkway, Inc.	12,098	276,923
Quality Care Properties, Inc. *	14,942	273,588

		1,078,044

Food Products - 0.1%
Lamb Weston Holdings, Inc.	6,477	285,247

Health Care Equipment & Supplies - 0.5%
China Medical Technologies, Inc., ADR (China) (3)*(c)	4,931	—
Syneron Medical Ltd. (Israel) *	224,237	2,455,395
Varex Imaging Corp. *	7,123	240,758

		2,696,153

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 0.0% (d)
Quorum Health Corp. *	47,681	$197,876
Rotech Healthcare, Inc. (3)*(c)	16,828	—

		197,876

Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations, Inc. *	8,492	306,222
Panera Bread Co., Class A *	10,533	3,314,103
Yum China Holdings, Inc. *	8,959	353,253

		3,973,578

Household Durables - 0.0% (d)
GoPro, Inc., Class A *(a)	615	5,000

Internet & Direct Marketing Retail - 0.1%
Delivery Hero AG (Germany) (2)*(e)	2,500	79,379
Priceline Group, Inc. (The) *(a)	267	499,429

		578,808

Internet Software & Services - 0.0% (d)
Aspire Holdings Ltd., Class B (China) (3)*(c)	834,158	8
Cloudera, Inc. *	1,000	16,020
FriendFinder Networks, Inc. (3)*(c)	6,483	29,143

		45,171

IT Services - 0.4%
Blackhawk Network Holdings, Inc. *(a)	10,731	467,872
Conduent, Inc. *	15,337	244,472
MoneyGram International, Inc. *	17,750	306,187
Square, Inc., Class A *(a)	41,450	972,417

		1,990,948

Machinery - 0.3%
Fortive Corp.	5,025	318,334
Gardner Denver Holdings, Inc. *	10,000	216,100
Manitowoc Co., Inc. (The) *	55,865	335,749
SPX Corp. *	9,552	240,328
Welbilt, Inc. *	16,639	313,645

		1,424,156

Media - 0.2%
Altice USA, Inc., Class A *	2,000	64,600
China Networks International Holdings Ltd. (3)*(c)	2,287,278	40,874
MSG Networks, Inc., Class A *	13,277	298,069
News Corp., Class A	39,762	544,739

		948,282

Metals & Mining - 0.0% (d)
Alcoa Corp.	6,155	200,961
ANR, Inc., Class C-1 *(a)	843	7,165

		208,126

Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources Holdings, Inc. *(a)	376	827
Amyris, Inc. *(a)	43,457	138,193
InterOil Corp. (Singapore) (3)*(c)	2,461	10,402
Quicksilver Resources, Inc. (3)*(c)	14,730	127,648
Tesoro Corp.	4,813	450,497

		727,567

INVESTMENTS	SHARES	VALUE
Road & Rail - 0.0% (d)
Schneider National, Inc., Class B	5,000	$111,850

Semiconductors & Semiconductor Equipment - 1.2%
Microchip Technology, Inc. (a)	13,687	1,056,363
NXP Semiconductors NV (Netherlands) *	42,675	4,670,779
Versum Materials, Inc.	10,287	334,327

		6,061,469

Software - 0.4%
Inspired Entertainment, Inc. *	62,976	818,688
Nice Ltd., ADR (Israel) (a)	10,688	841,360
Nuance Communications, Inc. *(a)	7,788	135,589

		1,795,637

Specialty Retail - 0.2%
Barnes & Noble Education, Inc. *	27,916	296,747
Floor & Decor Holdings, Inc., Class A *	15,000	588,900

		885,647

Technology Hardware, Storage & Peripherals - 0.0% (d)
Hewlett Packard Enterprise Co.	11,638	193,074

Textiles, Apparel & Luxury Goods - 0.1%
Kate Spade & Co. *	22,726	420,204

Thrifts & Mortgage Finance - 0.0% (d)
FHLMC *	78,659	175,410
FNMA *	27,686	64,508

		239,918

Trading Companies & Distributors - 0.1%
Herc Holdings, Inc. *	7,787	306,185

Transportation Infrastructure - 0.0% (d)
Jack Cooper Holdings Corp. (Non-Voting), Class B (3)*(c)	2,223	—
Macquarie Infrastructure Corp. (a)	1,947	152,645

		152,645

Wireless Telecommunication Services - 0.3%
Cleveland Unlimited (3)*(c)	1	1,463,489

TOTAL COMMON STOCKS (cost $141,368,996)		143,953,546

PREFERRED STOCKS - 0.4%

Banks - 0.1%
First Banks, Inc., Series C (3)*(c)	2,458	686,663

Thrifts & Mortgage Finance - 0.3%
FHLMC, Series W, 5.66% *(f)	29,460	122,553
FHLMC, Series V, 5.57% *(f)	83,409	358,659
FHLMC, Series Z, 8.38% *(f)(g)	45,876	250,024
FHLMC, Series X, 6.02% *(f)	47,843	191,372
FNMA, Series S, 8.25% *(f)(g)	77,876	448,566

		1,371,174

TOTAL PREFERRED STOCKS (Cost $3,488,135)		2,057,837

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 7.6%

Capital Markets - 2.2%
Mandatory Exchangeable Trust (China)
$100 par, 5.75%, 6/3/2019 (2)(a)(e)	56,586	$9,246,718
Virtus Investment Partners, Inc.
Series D, $100 par, 7.25%, 2/1/2020 (2)(a)	17,975	1,806,128

		11,052,846

Electric Utilities - 0.6%
Great Plains Energy, Inc. $50 par, 7.00%, 9/15/2019 (a)	51,675	2,740,842

Equity Real Estate Investment Trusts (REITs) - 1.8%
Welltower, Inc. Series I, $50 par, 6.50%, 12/31/2049 (a)(f)	137,075	9,082,590

Food Products - 1.4%
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (a)(f)	67,625	7,049,906

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co. Series A, $50 par, 6.13%, 5/1/2020 *(a)	21,050	1,153,119

Machinery - 0.1%
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (a)	4,975	269,894

Pharmaceuticals - 1.0%
Allergan plc Series A, $1,000 par, 5.50%, 3/1/2018 (a)	5,775	5,013,162

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 (2)*(a)(f)	811	1,270,431

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,927,511)		37,632,790

CLOSED END FUNDS - 0.4%
Alliance California Municipal Income Fund, Inc.	13,965	191,321
Alpine Global Dynamic Dividend Fund	1,446	14,793
BlackRock MuniYield New York Quality Fund, Inc.	5,982	77,826
Central Securities Corp.	17,224	429,394
Dividend and Income Fund	2,862	35,346
Eaton Vance Municipal Bond Fund II	3,850	48,741
Eaton Vance New York Municipal Bond Fund	1,836	22,950
Invesco California Value Municipal Income Trust	11,734	148,318
Invesco Value Municipal Income Trust	30,342	460,288
Nuveen California Quality Municipal Income Fund	7,035	105,806
Nuveen Virginia Quality Municipal Income Fund	7,489	98,780
Pioneer Municipal High Income Trust	3,062	37,111
RMR Real Estate Income Fund	10,378	226,759

INVESTMENTS	SHARES	VALUE
CLOSED END FUNDS - 0.4% (continued)
Western Asset Municipal High Income Fund, Inc.	3,092	$22,788

TOTAL CLOSED END FUNDS (cost $1,770,849)		1,920,221

	PRINCIPAL AMOUNT
CORPORATE BONDS - 2.9%

Auto Components - 0.0%
Exide Technologies 8.63%, 2/1/2018 (3)(c)(h)	$33,550,000	—

Chemicals - 1.0%
Momentive Performance Materials USA, Inc. 8.88%, 10/15/2020 (3)(c)	13,550,000	—
Momentive Performance Materials, Inc. 3.88%, 10/24/2021 (2)	5,000,000	4,962,500

		4,962,500

Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC 11.28%, 12/1/2018 (3)(c)(e)(h)	1,000,000	350,000

Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (2)	3,725,000	3,706,375

Food & Staples Retailing - 0.3%
Rite Aid Corp. 9.25%, 3/15/2020 (2)	1,175,000	1,214,656

Media - 0.0%
QUEBECOR 10.00%, 8/1/2020 (3)(c)(h)	6,325,000	—

Oil, Gas & Consumable Fuels - 0.4%
Black Elk Energy Escrow 13.75%, 12/1/2015 (3)(c)	2,833,436	—
NSA Bondco Ltd. (Norway) 0.00%, 8/31/2020 (3)(c)(i)	4,895,509	2,202,979
Sabine Oil & Gas Corp. 7.25%, 6/15/2019 (3)(c)(h)	17,830,000	2
7.50%, 9/15/2020 (3)(c)(h)	10,750,000	1

		2,202,982

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada) 9.00%, 4/1/2022 (2)(e)	850,000	643,875

Specialty Retail - 0.0%
RS Legacy Corp. 6.75%, 5/15/2019 (3)(c)(h)	6,230,000	—

Thrifts & Mortgage Finance - 0.2%
Washington Mutual Bank, Bank Note 0.00%, 5/1/2009 (2)(g)(h)	5,000,000	1,115,625

TOTAL CORPORATE BONDS (Cost $46,606,583)		14,196,013

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS - 33.7%
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (2)(a)	$1,175,000	$1,280,750

Auto Components - 0.0% (d)
Exide Technologies 0.00%, 9/18/2013 (3)(c)(g)(h)	650,000	1

Automobiles - 0.2%
Tesla, Inc. 2.38%, 3/15/2022 (2)(a)	875,000	1,099,219

Biotechnology - 2.1%
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022 (2)(a)	1,600,000	1,534,000
Amicus Therapeutics, Inc. 3.00%, 12/15/2023 (2)(a)(e)	725,000	1,290,500
Emergent BioSolutions, Inc. 2.88%, 1/15/2021 (2)(a)	4,500,000	5,799,375
PDL BioPharma, Inc. 2.75%, 12/1/2021 (2)(a)	1,850,000	1,665,000

		10,288,875

Capital Markets - 1.7%
Ares Capital Corp. 3.75%, 2/1/2022 (2)(a)(e)	2,225,000	2,236,125
Cowen, Inc. 3.00%, 3/15/2019 (2)(a)	1,300,000	1,332,500
Hercules Capital, Inc. 4.38%, 2/1/2022 (2)(a)(e)	1,350,000	1,380,375
Prospect Capital Corp. 4.95%, 7/15/2022 (2)(a)	1,400,000	1,394,750
TPG Specialty Lending, Inc. 4.50%, 8/1/2022 (2)(a)(e)	1,800,000	1,867,500

		8,211,250

Communications Equipment - 0.9%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (2)	1,556,000	1,578,368
Ciena Corp. 3.75%, 10/15/2018 (2)(a)(e)	650,000	875,062
Nortel Networks Corp. (Canada) 1.75%, 12/31/2017 (2)(h)	3,000,000	1,852,500

		4,305,930

Construction & Engineering - 0.5%
Tutor Perini Corp. 2.88%, 6/15/2021 (2)(a)	1,975,000	2,347,781

Construction Materials - 0.8%
Cemex SAB de CV (Mexico) 3.75%, 3/15/2018 (2)	3,375,000	4,028,906

Consumer Finance - 1.7%
Encore Capital Group, Inc. 3.25%, 3/15/2022 (2)(a)(e)	1,975,000	2,123,125
EZCORP, Inc. 2.13%, 6/15/2019 (2)(a)	4,975,000	4,819,531
PRA Group, Inc. 3.50%, 6/1/2023 (2)(a)(e)	1,400,000	1,476,125

		8,418,781

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Diversified Financial Services - 0.4%
Element Fleet Management Corp. (Canada) 5.13%, 6/30/2019 (2)(a)(e)	CAD2,783,000	$2,143,219

Electronic Equipment, Instruments & Components - 2.9%
Knowles Corp. 3.25%, 11/1/2021 (2)(a)	$3,500,000	4,114,687
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (2)(a)	7,702,000	10,036,669

		14,151,356

Energy Equipment & Services - 0.8%
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (2)(a)(e)	150,000	115,687
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (2)(a)	1,150,000	1,150,000
Weatherford International Ltd. 5.88%, 7/1/2021 (2)(a)	2,600,000	2,630,875

		3,896,562

Equity Real Estate Investment Trusts (REITs) - 0.6%
Colony Starwood Homes 3.50%, 1/15/2022 (2)(a)(e)	250,000	267,187
Spirit Realty Capital, Inc. 2.88%, 5/15/2019 (2)(a)	2,675,000	2,649,922

		2,917,109

Health Care Equipment & Supplies - 0.4%
China Medical Technologies, Inc. (China) 4.00%, 8/15/2013 (3)(c)(h)	250,000	—
6.25%, 12/15/2016 (3)(c)(e)(h)	2,625,000	—
Invacare Corp. 4.50%, 6/1/2022 (2)(a)(e)	1,175,000	1,260,922
Spectranetics Corp. (The) 2.63%, 6/1/2034 (2)	625,000	845,312

		2,106,234

Health Care Providers & Services - 0.8%
Anthem, Inc. 2.75%, 10/15/2042 (2)(a)	1,279,000	3,294,224
Teladoc, Inc. 3.00%, 12/15/2022 (2)(a)(e)	625,000	658,594

		3,952,818

Household Durables - 0.2%
GoPro, Inc. 3.50%, 4/15/2022 (2)(a)(e)	1,000,000	925,625

Independent Power and Renewable Electricity Producers - 0.7%
NRG Yield, Inc. 3.50%, 2/1/2019 (2)(a)(e)	3,475,000	3,516,266

Insurance - 0.2%
HCI Group, Inc. 4.25%, 3/1/2037 (2)(a)(e)	1,175,000	1,132,406

Internet Software & Services - 1.4%
Pandora Media, Inc. 1.75%, 12/1/2020 (2)(a)	2,945,000	2,790,388

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Internet Software & Services - 1.4%
VeriSign, Inc. 3.25%, 8/15/2037 (2)(a)	$1,510,000	$4,110,975

		6,901,363

IT Services - 0.3%
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (2)(a)	1,300,000	1,660,750

Leisure Products - 0.8%
JAKKS Pacific, Inc. 4.88%, 6/1/2020 (2)(a)(e)	4,425,000	3,855,281

Life Sciences Tools & Services - 0.2%
Albany Molecular Research, Inc. 2.25%, 11/15/2018 (2)	725,000	1,032,219

Machinery - 1.2%
Meritor, Inc. 7.87%, 3/1/2026 (2)(a)	3,521,000	5,990,101

Media - 0.1%
DISH Network Corp. 2.38%, 3/15/2024 (2)(a)(e)	700,000	735,438

Metals & Mining - 0.8%
A. M. Castle & Co. 5.25%, 12/30/2019 (2)(a)(e)(h)	647,000	84,514
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (2)(a)	2,700,000	3,845,813
Jaguar Mining, Inc. 10.00%, 6/1/2018 (3)(c)(h)	310,000	—

		3,930,327

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (2)(a)	1,150,000	1,170,844
New York Mortgage Trust, Inc. 6.25%, 1/15/2022 (2)(a)	1,350,000	1,360,125
Starwood Property Trust, Inc. 4.00%, 1/15/2019 (2)(a)	300,000	340,125
4.38%, 4/1/2023 (2)(a)	3,225,000	3,267,328

		6,138,422

Oil, Gas & Consumable Fuels - 1.7%
Aegean Marine Petroleum Network, Inc. (Greece) 4.25%, 12/15/2021 (2)(a)(e)	375,000	288,750
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(a)(c)(h)	800,000	4,000
Amyris, Inc. 9.50%, 4/15/2019 (2)(a)	6,461,000	4,518,662
Chesapeake Energy Corp. 5.50%, 9/15/2026 (2)(a)(e)	1,400,000	1,309,000
Emerald Oil, Inc. 2.00%, 4/1/2019 (3)(a)(c)(e)(h)	1,600,000	8,000
Gold Point Energy Corp. 4.50%, 5/1/2015 (3)(c)(h)	1,140,000	—
Ship Finance International Ltd. (Norway) 5.75%, 10/15/2021 (2)(a)	2,600,000	2,489,500

		8,617,912

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Pharmaceuticals - 0.6%
Innoviva, Inc. 2.13%, 1/15/2023 (2)(a)	$1,700,000	$1,544,875
Medicines Co. (The) 2.50%, 1/15/2022 (2)(a)	1,175,000	1,526,766

		3,071,641

Real Estate Management & Development - 0.3%
Tricon Capital Group, Inc. (Canada) 5.75%, 3/31/2022 (2)(a)(e)	1,175,000	1,279,281

Semiconductors & Semiconductor Equipment - 8.6%
GT Advanced Technologies, Inc. 3.00%, 10/1/2017 (3)(c)(h)	2,650,000	—
Inphi Corp. 1.13%, 12/1/2020 (2)(a)	1,025,000	1,149,281
Intel Corp. 3.25%, 8/1/2039 (2)(a)	14,450,000	23,878,625
Microchip Technology, Inc. 1.63%, 2/15/2027 (2)(a)(e)	100,000	105,125
2.25%, 2/15/2037 (2)(a)(e)	1,851,000	1,931,981
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)(a)	2,500,000	10,435,938
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019 (2)	3,025,000	3,607,312
SunEdison, Inc. 2.00%, 10/1/2018 (2)(a)(h)	16,350,000	358,065
0.25%, 1/15/2020 (2)(a)(e)(h)	575,000	12,593
2.75%, 1/1/2021 (2)(a)(h)	4,400,000	96,360
Synaptics, Inc. 0.50%, 6/15/2022 (2)(a)(e)	925,000	934,250

		42,509,530

Software - 0.4%
PROS Holdings, Inc. 2.00%, 6/1/2047 (2)(a)	2,125,000	1,913,828

Tobacco - 0.9%
Vector Group Ltd. 2.50%, 1/15/2019 (2)(a)(g)	3,125,000	4,572,266

TOTAL CONVERTIBLE BONDS (cost $189,543,114)		166,931,447

LOAN PARTICIPATION - 0.1%

Consumer Finance - 0.1%
Orchard Acquisition Co. LLC 7.31%, 2/8/2019 (cost $1,524,617) (2)(g)(h)	1,539,171	715,714

	NO. OF RIGHTS
RIGHTS - 0.5%

Banks - 0.0% (d)
EFG International Finance Guernsey Ltd., expiring 12/31/2049 (Switzerland) (3)*(c)	283,523	2,835

Biotechnology - 0.1%
Ambit Biosciences Corp., CVR (3)*(c)	146,272	157,330
Chelsea Therapeutics, Inc., CVR (Denmark) (3)*(c)	4,668,137	296,940

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE
Biotechnology - 0.1% (continued)
Durata Therapeutics, Inc., CVR (3)*(c)	261,441	$79,771
Tobira Therapeutics, Inc., CVR (3)*(c)	11,880	195,435

		729,476

Capital Markets - 0.4%
Barington/Hilco Acquisition Corp. *(b)	487,260	194,904
Forum Merger Corp., expiring 4/26/2018 (3)*(b)(c)	1,500,000	547,350
Jensyn Acquisition Corp., expiring 3/7/2021 *	174,000	41,760
Modern Media Acquisition Corp., expiring 12/31/2022 *(b)	1,700,000	680,000
Origo Acquisition Corp. *(b)	325,500	76,655
Pacific Special Acquisition Corp. (China) *	373,500	220,365

		1,761,034

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(c)	879,944	—

Health Care Providers & Services - 0.0%(d)
Community Health Systems, Inc., CVR *(b)	7,762,436	151,368

Life Sciences Tools & Services - 0.0%
Furiex Pharmaceuticals LLC, CVR (3)*(c)	335,833	—

TOTAL RIGHTS (cost $111,420)		2,644,713

	NO. OF WARRANTS
WARRANTS - 4.5%

Aerospace & Defense - 0.0% (d)
Ability, Inc., expiring 12/17/2018 (Israel) (2)*(b)	1,449,557	20,294
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 *	614,551	49,164

		69,458

Banks - 0.0% (d)
Valley National Bancorp, expiring 11/14/2018 (2)*	49,509	12,872

Biotechnology - 0.0% (d)
Bioptix, Inc., expiring 5/30/2018 (3)*(c)	24,000	24
Pluristem Therapeutics, Inc., expiring 9/19/2017 (3)*(c)	63,750	638

		662

Capital Markets - 3.1%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) (2)*	579,085	352,774
Avista Healthcare Public Acquisition Corp., expiring 12/2/2021 *	1,000,000	450,000

INVESTMENTS	NO. OF WARRANTS	VALUE
Capital Markets - 3.1% (continued)
Axar Acquisition Corp., expiring 10/28/2019 *(b)	697,500	$55,800
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *(b)	487,260	73,576
Boulevard Acquisition Corp. II, expiring 9/25/2020 (2)*	1,698,740	1,146,650
CF Corp., expiring 7/8/2021 *	450,000	967,500
Conyers Park Acquisition Corp., expiring 9/6/2021 *	8,333	21,832
Double Eagle Acquisition Corp., expiring 10/16/2020 *	2,047,500	982,800
Easterly Acquisition Corp., expiring 7/29/2020 *	718,250	610,513
Electrum Special Acquisition Corp., expiring 6/11/2021 *	990,000	356,400
FinTech Acquisition Corp. II, expiring 3/13/2022 (2)*	900,000	1,080,000
Forum Merger Corp., expiring 5/2/2022 *(b)	750,000	255,000
Global Partner Acquisition Corp., expiring 8/13/2020 *	1,068,000	213,600
Gores Holdings II, Inc., expiring 3/6/2022 *	133,333	198,666
GP Investments Acquisition Corp., expiring 5/26/2022 *	943,380	669,800
Harmony Merger Corp., expiring 1/1/2021 *(b)	1,375,100	1,100,080
Hunter Maritime Acquisition Corp., expiring 10/11/2021 (2)*	470,000	141,000
Jensyn Acquisition Corp., expiring 4/26/2021 (2)*	174,000	34,800
Kayne Anderson Acquisition Corp., expiring 6/30/2022 (2)*	250,000	195,000
Landcadia Holdings, Inc., expiring 6/1/2023 (2)*	500,000	379,700
M I Acquisitions, Inc., expiring 11/14/2020 (2)*	250,000	76,250
M III Acquisition Corp., expiring 8/29/2021 *	808,712	363,920
Matlin and Partners Acquisition Corp., expiring 5/28/2021 (2)*(b)	2,500,000	1,250,000
Modern Media Acquisition Corp., expiring 6/7/2022 (2)*(b)	850,000	331,500
National Energy Services Reunited Corp., expiring 6/5/2022 *(b)	2,090,000	1,149,500
Origo Acquisition Corp., expiring 12/17/2021 *(b)	325,500	58,590
Pacific Special Acquisition Corp., expiring 10/27/2020 (China) *	373,500	194,220
Quinpario Acquisition Corp. 2, expiring 1/1/2023 *	2,758,510	1,048,234
Saban Capital Acquisition Corp., expiring 9/21/2021 *	42,000	52,500
Silver Run Acquisition Corp. II, expiring 4/27/2022 (2)*	333,333	597,466
Stellar Acquisition III, Inc., expiring 3/22/2022 (Greece) *(b)	600,000	192,000

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE
Capital Markets - 3.1% (continued)
Vantage Energy Acquisition Corp., expiring 4/12/2024 *	500,000	$625,000

		15,224,671

Chemicals - 0.1%
AgroFresh Solutions, Inc., expiring 2/19/2019 *	200,528	186,491
Delta Technology Holdings Ltd., expiring 12/18/2017 (China) (2)*(b)	818,832	65,507

		251,998

Construction & Engineering - 0.1%
Limbach Holdings, Inc., expiring 7/20/2021 *	336,504	605,707

Consumer Finance - 0.0% (d)
China Lending Corp., expiring 7/6/2021 (China) *	142,386	12,815

Distributors - 0.0%(d)
KBS Fashion Group Ltd., expiring 1/22/2018 (China) (3)*(c)	50,869	5

Diversified Consumer Services - 0.0% (d)
Education Management Corp., expiring 1/5/2022 (3)*(b)(c)	16,528,497	17

Electronic Equipment, Instruments & Components - 0.0% (d)
RMG Networks Holding Corp., expiring 4/8/2018 (3)*(c)	631,210	1,262

Energy Equipment & Services - 0.0% (d)
Glori Energy, Inc., expiring 7/25/2019 (3)*(c)	287,100	345

Internet & Direct Marketing Retail - 0.2%
LXRandCo, Inc., expiring 6/9/2022 (Canada) *	1,274,000	884,176

Internet Software & Services - 0.0%
Net Element, Inc., expiring 10/2/2017 (3)*(c)	319,668	—

Machinery - 0.2%
Blue Bird Corp., expiring 2/24/2020 *	202,439	556,707
Jason Industries, Inc., expiring 6/30/2019 *(b)	1,933,070	174,556

		731,263

Media - 0.0% (d)
Global Eagle Entertainment, Inc., expiring 1/31/2018 (3)*(c)	367,857	16,553
Kew Media Group, Inc., expiring 3/20/2022 (Canada) *	150,000	174,661

		191,214

Oil, Gas & Consumable Fuels - 0.1%
Rosehill Resources, Inc., expiring 9/16/2022 *(b)	489,600	533,664

INVESTMENTS	NO. OF WARRANTS	VALUE
Road & Rail - 0.1%
Daseke, Inc., expiring 9/11/2020 *	378,003	$461,164

Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc., expiring 3/17/2019 (3)*(c)	2,101	—

Software - 0.5%
Cision Ltd., expiring 10/19/2020 *	430,891	943,651
Inspired Entertainment, Inc., expiring 12/23/2021 *	1,483,972	1,765,927

		2,709,578

Transportation Infrastructure - 0.0%(d)
Pingtan Marine Enterprise Ltd., expiring 2/26/2018 (2)*	395,000	4,740

Wireless Telecommunication Services - 0.1%
Trilogy International Partners, Inc., expiring 2/7/2022 (New Zealand) *	445,000	394,625

TOTAL WARRANTS (cost $1,928,201)		22,090,236

	NO. OF UNITS
SECURITIES IN LITIGATION - 0.1%

Health Care Equipment & Supplies - 0.1%
DEMC, Ltd., Class A-1 (3)*(c)	13,027	—
DEMC, Ltd., Class A-2 (3)*(c)	184,940,938	208,984
DEMC, Ltd., Class B-1 (3)*(c)	10,488	—
DEMC, Ltd., Class B-2 (3)*(c)	513,897,326	514

		209,498

Software - 0.0% (d)
TimeGate Studios, Inc. (3)*(c)	1,500,000	—
TimeGate Studios, Inc. (3)*(c)(h)	3,591,250	201,735

		201,735

TOTAL SECURITIES IN LITIGATION (cost $3,902,910)		411,233

	SHARES
SHORT-TERM INVESTMENTS - 47.3%
INVESTMENT COMPANIES - 34.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (2)(j)	5,562,120	5,562,120
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (2)(j)	22,248,482	22,248,482
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (2)(j)(k)	34,322,736	34,322,736
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (2)(j)(k)	30,772,998	30,772,998

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
INVESTMENT COMPANIES - 34.3% (continued)
Limited Purpose Cash Investment Fund, 0.81% (2)(j)	49,348,267	$49,343,333
UBS Select Treasury Preferred Fund, Class I, 0.85% (2)(j)	27,810,602	27,810,602

TOTAL INVESTMENT COMPANIES (cost $170,060,883)		170,060,271

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 13.0%
U.S. Treasury Bills 0.61%, 7/20/2017 (2)(l)	$35,016,000	35,003,079
0.60%, 7/27/2017 (2)(l)	3,649,000	3,647,004
0.91%, 9/14/2017 (2)(a)(l)	3,227,000	3,220,801
1.03%, 11/16/2017 (2)(a)(l)	5,998,000	5,974,152
1.06%, 11/24/2017 (2)(l)	5,474,000	5,450,796
1.07%, 12/7/2017 (2)(l)	2,150,000	2,139,968
1.11%, 12/14/2017 (2)(l)	3,019,000	3,004,319
1.13%, 12/21/2017 (2)(l)	3,772,000	3,752,751
1.12%, 12/28/2017 (2)(l)	2,005,000	1,993,884

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,187,471)		64,186,754

TOTAL SHORT-TERM INVESTMENTS (cost $234,248,354)		234,247,025

TOTAL LONG POSITIONS (cost $657,420,690)		626,800,775

	SHARES
SHORT POSITIONS - (31.2)%
COMMON STOCKS - (29.9)%

Air Freight & Logistics - (0.1)%
Atlas Air Worldwide Holdings, Inc. *	(14,344)	(748,040)

Automobiles - (0.2)%
Tesla, Inc. *	(2,191)	(792,288)

Banks - (0.3)%
Comerica, Inc.	(727)	(53,245)
Pacific Premier Bancorp, Inc. *	(37,512)	(1,384,193)
Valley National Bancorp	(7,164)	(84,607)

		(1,522,045)

Biotechnology - (1.2)%
AMAG Pharmaceuticals, Inc. *	(39,762)	(731,621)
Amicus Therapeutics, Inc. *	(108,987)	(1,097,499)
Emergent BioSolutions, Inc. *	(94,000)	(3,187,540)
PDL BioPharma, Inc. *	(300,852)	(743,105)
Pluristem Therapeutics, Inc. *	(4,430)	(5,670)

		(5,765,435)

Capital Markets - (0.7)%
Ares Capital Corp.	(17,213)	(281,949)
Cowen, Inc. *	(29,573)	(480,561)
Hercules Capital, Inc.	(18,509)	(245,059)
Penson Worldwide, Inc. (3)*(c)	(217,523)	—
Prospect Capital Corp.	(23,855)	(193,703)
TPG Specialty Lending, Inc.	(32,890)	(672,600)
Virtus Investment Partners, Inc.	(12,583)	(1,396,084)

		(3,269,956)

INVESTMENTS	SHARES	VALUE
Communications Equipment - (0.1)%
Ciena Corp. *	(26,108)	$(653,222)

Construction & Engineering - (0.2)%
Tutor Perini Corp. *	(42,624)	(1,225,440)

Construction Materials - (0.9)%
Cemex SAB de CV, ADR (Mexico) *	(448,629)	(4,226,085)

Consumer Finance - (0.4)%
Encore Capital Group, Inc. *	(33,809)	(1,357,431)
EZCORP, Inc., Class A *	(40,258)	(309,987)
PRA Group, Inc. *	(13,594)	(515,213)

		(2,182,631)

Diversified Financial Services - (0.1)%
Element Fleet Management Corp. (Canada)	(37,488)	(257,282)

Diversified Telecommunication Services - (0.2)%
Consolidated Communications Holdings, Inc.	(20,340)	(436,700)
Straight Path Communications, Inc., Class B *	(3,000)	(538,950)

		(975,650)

Electric Utilities - (0.4)%
Great Plains Energy, Inc.	(60,566)	(1,773,372)

Electronic Equipment, Instruments & Components - (2.2)%
Knowles Corp. *	(136,771)	(2,314,165)
Vishay Intertechnology, Inc.	(519,844)	(8,629,411)

		(10,943,576)

Energy Equipment & Services - (0.6)%
Ensco plc, Class A	(6,206)	(32,023)
Patterson-UTI Energy, Inc.	(72,026)	(1,454,205)
SEACOR Holdings, Inc. *	(635)	(21,780)
Trican Well Service Ltd. (Canada) *	(277,260)	(776,106)
Weatherford International plc *	(188,082)	(727,877)

		(3,011,991)

Equity Real Estate Investment Trusts (REITs) - (1.1)%
Colony Starwood Homes	(3,593)	(123,276)
Regency Centers Corp.	(1)	(62)
Sabra Health Care REIT, Inc.	(11,617)	(279,970)
Spirit Realty Capital, Inc.	(7,334)	(54,345)
Welltower, Inc.	(69,232)	(5,182,015)

		(5,639,668)

Food Products - (0.5)%
Bunge Ltd.	(31,362)	(2,339,605)

Health Care Equipment & Supplies - (0.2)%
Becton Dickinson and Co.	(3,876)	(756,246)
China Medical Technologies, Inc., ADR (China) (3)*(c)	(40,234)	—

		(756,246)

Health Care Providers & Services - (0.6)%
Anthem, Inc.	(16,638)	(3,130,107)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Independent Power and Renewable Electricity Producers - (0.1)%
NRG Yield, Inc., Class A	(38,670)	$(659,710)

Insurance - (0.1)%
Fairfax Financial Holdings Ltd. (Canada)	(52)	(22,536)
HCI Group, Inc.	(9,555)	(448,894)

		(471,430)

Internet Software & Services - (8.3)%
Alibaba Group Holding Ltd., ADR (China) *	(258,363)	(36,403,347)
Pandora Media, Inc. *	(71,746)	(639,974)
VeriSign, Inc. *	(43,936)	(4,084,291)

		(41,127,612)

IT Services - (0.2)%
Euronet Worldwide, Inc. *	(13,687)	(1,195,833)

Leisure Products - (0.1)%
JAKKS Pacific, Inc. *	(137,164)	(548,656)

Machinery - (0.9)%
Jason Industries, Inc. *	(11,068)	(14,278)
Meritor, Inc. *	(249,404)	(4,142,600)
Rexnord Corp. *	(9,125)	(212,156)

		(4,369,034)

Media - (0.2)%
DISH Network Corp., Class A *	(5,835)	(366,204)
News Corp., Class B	(39,972)	(565,604)

		(931,808)

Metals & Mining - (0.5)%
Allegheny Technologies, Inc.	(157,354)	(2,676,592)

Mortgage Real Estate Investment Trusts (REITs) - (0.3)%
Blackstone Mortgage Trust, Inc.	(8,382)	(264,871)
New York Mortgage Trust, Inc.	(59,726)	(371,496)
Starwood Property Trust, Inc.	(35,233)	(788,867)

		(1,425,234)

Oil, Gas & Consumable Fuels - (0.3)%
Aegean Marine Petroleum Network, Inc. (Greece)	(10,288)	(60,185)
Chesapeake Energy Corp. *	(103,454)	(514,166)
Ship Finance International Ltd. (Norway)	(57,524)	(782,327)

		(1,356,678)

Pharmaceuticals - (1.1)%
Allergan plc	(15,831)	(3,848,358)
Innoviva, Inc. *	(53,754)	(688,051)
Medicines Co. (The) *	(27,737)	(1,054,283)

		(5,590,692)

Real Estate Management & Development - (0.1)%
Tricon Capital Group, Inc. (Canada)	(53,920)	(483,151)

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (6.8)%
Inphi Corp. *	(16,589)	$(569,003)
Intel Corp.	(581,182)	(19,609,081)
Lam Research Corp.	(74,343)	(10,514,330)
Microchip Technology, Inc.	(39,623)	(3,058,103)

		(33,750,517)

Technology Hardware, Storage & Peripherals - (0.2)%
NCR Corp. *	(18,923)	(772,815)

Tobacco - (0.7)%
Vector Group Ltd.	(170,918)	(3,643,972)

TOTAL COMMON STOCKS (proceeds $(130,644,714))		(148,216,373)

	PRINCIPAL AMOUNT
CONVERTIBLE BONDS - (1.3)%

Biotechnology - (0.2)%
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (2)(e)	$(675,000)	(670,360)

Internet & Direct Marketing Retail - (0.2)%
Priceline Group, Inc. (The) 0.90%, 9/15/2021 (2)	(900,000)	(1,030,500)

IT Services - (0.5)%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (2)(e)	(775,000)	(864,125)
Square, Inc. 0.38%, 3/1/2022 (2)(e)	(1,250,000)	(1,532,031)

		(2,396,156)

Software - (0.3)%
Nice Systems, Inc. (Israel) 1.25%, 1/15/2024 (2)(e)	(1,125,000)	(1,253,672)
Nuance Communications, Inc. 1.00%, 12/15/2035 (2)	(400,000)	(385,500)

		(1,639,172)

Transportation Infrastructure - (0.1)%
Macquarie Infrastructure Corp. 2.88%, 7/15/2019 (2)	(400,000)	(442,000)

TOTAL CONVERTIBLE BONDS (proceeds $(5,806,989))		(6,178,188)

TOTAL SHORT POSITIONS (proceeds $(136,451,703))		(154,394,561)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.4% (cost $520,968,987)		472,406,214

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6% (m)		22,678,293

NET ASSETS - 100.0%		$495,084,507

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$11,906,442	2.3%
Consumer Staples	7,138,498	1.4
Energy	18,418,998	3.7
Financials	161,307,546	32.6
Health Care	16,161,410	3.3
Industrials	7,983,139	1.6
Information Technology	(6,717,598)	(1.3)
Materials	7,695,054	1.6
Real Estate	8,234,205	1.7
Telecommunication Services	1,857,470	0.4
Utilities	4,174,025	0.8
Short-Term Investments	234,247,025	47.3

Total Investments In Securities At Value	472,406,214	95.4
Other Assets in Excess of Liabilities (m)	22,678,293	4.6

Net Assets	$495,084,507	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $206,207,046. In addition, $4,902,941 of cash collateral was pledged.
(b)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/17	VALUE AT 06/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

Education Management Corp. (Common Stock)	18,525,063	—	(8,714,903)	9,810,160	$29,431	$ —	$(331,924)	$354,025
Forum Merger Corp. (Common Stock)	—	1,500,000	(800,000)	700,000	6,797,000	—	(233,170)	(203,000)
KBL Merger Corp. IV (Common Stock)	—	1,000,000	—	1,000,000	10,200,000	—	—	200,000
Matlin and Partners Acquisition Corp., Class A (Common Stock)	—	2,500,000	(2,100,000)	400,000	3,864,000	—	(725,946)	(136,000)
Modern Media Acquisition Corp. (Common Stock)	—	1,700,000	(250,000)	1,450,000	14,166,500	—	(65,056)	(333,500)
National Energy Services Reunited Corp. (Common Stock)	—	2,090,000	(500,000)	1,590,000	15,136,800	—	(225,110)	(763,200)
Origo Acquisition Corp. (Common Stock)	325,500	—	—	325,500	3,385,200	—	—	—
Stellar Acquisition III, Inc. (Common Stock)	600,000	—	(300,000)	300,000	3,006,000	—	32,934	(174,000)
Barington/Hilco Acquisition Corp. (Rights)	487,260	—	—	487,260	194,904	—	—	73,138
Community Health Systems, Inc. (Rights)	7,762,436	—	—	7,762,436	151,368	—	—	116,437
Forum Merger Corp. (Rights)	—	1,500,000	—	1,500,000	547,350	—	—	547,350
Modern Media Acquisition Corp. (Rights)	—	1,700,000	—	1,700,000	680,000	—	—	680,000
Origo Acquisition Corp. (Rights)	325,500	—	—	325,500	76,655	—	—	(37,270)
Ability, Inc. (Warrants)	1,449,557	—	—	1,449,557	20,294	—	—	(26,092)
Axar Acquisition Corp. (Warrants)	697,500	—	—	697,500	55,800	—	—	3,488

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/17	VALUE AT 06/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates: (continued)

Barington/Hilco Acquisition Corp. (Warrants)	487,260	—	—	487,260	$ 73,576	$ —	$ —	$ 11,207
Delta Technology Holdings Ltd. (Warrants)	818,832	—	—	818,832	65,507	—	—	20,061
Education Management Corp. (Warrants)	16,528,497	—	—	16,528,497	17	—	—	(149)
Forum Merger Corp. (Warrants)	—	750,000	—	750,000	255,000	—	—	255,000
Harmony Merger Corp. (Warrants)	1,475,100	—	(100,000)	1,375,100	1,100,080	—	69,027	546,918
Jason Industries (Warrants)	1,933,070	—	—	1,933,070	174,556	—	—	93,174
Matlin and Partners Acquisition Corp. (Warrants)	—	2,500,000	—	2,500,000	1,250,000	—	—	1,250,000
Modern Media Acquisition Corp. (Warrants)	—	850,000	—	850,000	331,500	—	—	331,500
National Energy Services Reunited Corp. (Warrants)	—	2,090,000	—	2,090,000	1,149,500	—	—	1,149,500
Origo Acquisition Corp. (Warrants)	325,500	—	—	325,500	58,590	—	—	(29,621)
Rosehill Resources, Inc. (Warrants)	—	500,000	(10,400)	489,600	533,664	—	17,332	533,664
Stellar Acquisition III, Inc (Warrants)	—	600,000	—	600,000	192,000	—	—	192,000

Total					$63,495,292	$ —	$(1,461,913)	$4,654,630

(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $11,630,880, which represents approximately 2.35% of net assets of the fund.
(d)	Represents less than 0.05% of net assets.
(e)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $37,812,715, which represents approximately 7.64% of net assets of the fund.
(f)	Perpetual security. The rate reflected was the rate in effect on 6/30/2017. The maturity date reflects the next call date.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of 6/30/2017 and changes periodically.
(h)	Defaulted security.
(i)	Payment in-kind security.
(j)	Represents 7-day effective yield as of 6/30/2017.
(k)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(l)	The rate shown was the effective yield at the date of purchase.

(m)   Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of June 30, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	Markit CDX North America High Yield Index Series 28.V1	5.000%	USD	3.392%	17,450,000	$(1,042,413)	06/20/2022	$(185,635)
CITG	Markit CDX North America Investment Grade Index Series 28.V1	1.000%	USD	0.607%	800,000	(13,774)	06/20/2022	(1,243)

						$(1,056,187)		$(186,878)

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
58	BARC	Euro Stoxx 50 Index Futures	09/2017	$(2,350,760)	$(2,272,855)	$77,905
241	BARC	S&P 500 E-Mini Futures	09/2017	(29,262,874)	(29,171,845)	91,029
9	GSCO	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	(1,244,748)	(1,234,238)	10,510
37	BARC	U.S. Treasury 10-Year Note Futures	09/2017	(4,660,330)	(4,644,656)	15,674
193	JPMS	U.S. Treasury 2-Year Note Futures	09/2017	(41,746,082)	(41,709,110)	36,972
75	JPMS	U.S. Treasury 5-Year Note Futures	09/2017	(8,855,156)	(8,837,696)	17,460

				$(88,119,950)	$(87,870,400)	$249,550

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	13,044,719	9,815,596	10,071,712	256,116

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(7,177,842)	$(5,337,168)	$(5,541,947)	$(204,779)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(10,766,758)	(8,005,738)	(8,312,919)	(307,181)

				(13,342,906)	(13,854,866)	(511,960)

				$(3,527,310)	$(3,783,154)	$(255,844)

CAD - Canadian Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at June 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	3-13 months maturity 07/23/2018	$3,501,725

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
Jardine Matheson Holdings Ltd.	19,100	$1,221,359	$4,784

Israel
Syneron Medical Ltd.	16,601	180,951	830

United States
Allied World Assurance Co. Holdings AG	17,031	901,621	(681)
Alon USA Energy, Inc.	124,634	1,556,679	103,446
Altaba, Inc.	531,145	26,109,942	2,826,837
Brocade Communications Systems, Inc.	13,409	168,819	268
Genworth Financial, Inc.	51,097	194,169	(1,533)
Lattice Semiconductor Corp.	12,048	79,999	241
Level 3 Communications, Inc.	18,673	1,110,297	(2,988)
MoneyGram International, Inc.	111,931	1,931,929	(1,119)
NeuStar, Inc.	11,968	397,338	1,795
Southwest Bancorp, Inc.	51,781	1,338,539	(15,534)
WGL Holdings, Inc.	2,803	232,257	1,598

			2,912,330

Total of Long Equity Positions			2,917,944

Private Placements

United States
Penson Technologies LLC, Class B Shares (c)	9,326,216	9	92,041

Total of Long Equity Positions & Private Placements			3,009,985

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
Potash Corp. of Saskatchewan, Inc.	(2)	$(33)	$—

China
Alibaba Group Holding Ltd., ADR	(30,535)	(4,163,224)	(139,158)

Hong Kong
Jardine Strategic Holdings Ltd.	(24,100)	(1,009,432)	4,766

United States
CenturyLink, Inc.	(26,676)	(661,565)	24,542
Delek US Holdings, Inc.	(62,816)	(1,549,671)	(111,184)
GoPro, Inc.	(65,480)	(513,363)	(18,989)
Kennedy-Wilson Holdings, Inc.	(18)	(357)	14
Praxair, Inc.	(1,734)	(223,842)	(6,000)
Simmons First National Corp.	(20,210)	(1,102,456)	33,347
Tesoro Corp.	(4,712)	(385,677)	(55,366)

			(133,636)

Total of Short Equity Positions			(268,028)

Total of Long and Short Equity Positions and Private Placements			2,741,957

Net Cash and Other Receivables/ (Payables) (b)			759,768

Swaps, at Value			$3,501,725

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 06/30/2017 in accordance with procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity 06/11/2018	$95,716

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Zodiac Aerospace	78,404	$2,033,090	$97,021

Germany
Linde AG	1,126	218,524	(4,186)

Total of Long Equity Positions			92,835

Net Cash and Other Receivables/ (Payables) (b)			2,881

Swaps, at Value			$95,716

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12-13 months maturity ranging from 06/11/2018-07/16/2018	$17,237

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Idorsia Ltd.	2,034	$520	$37,873

Net Cash and Other Receivables/ (Payables) (b)			(20,636)

Swaps, at Value			$17,237

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	13 months maturity 07/23/2018	$(30,671)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Yahoo Japan Corp.	(160,800)	$(668,109)	$(30,925)

Net Cash and Other Receivables/ (Payables) (b)			254

Swaps, at Value			$(30,671)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	25 months maturity ranging from 11/26/2018 - 07/25/2019	$(199,828)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Convertible Bond
Germany
Bayer Capital Corp. BV 5.63%, 11/22/2019	$5,000,000	$7,408,039	$(261,274)

	SHARES
Short Positions

Common Stocks
Germany
Bayer AG (Registered)	(42,703)	(5,957,793)	423,048

Total of Long and Short Equity Positions			161,774

Net Cash and Other Receivables/ (Payables) (b)			(361,602)

Swaps, at Value			$(199,828)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	56-57 months maturity 11/19/2021	$201,039

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Aberdeen Asset Management plc	261,866	$910,122	$120,871
Amec Foster Wheeler plc	312,224	2,181,514	(279,614)
Booker Group plc	1,246,929	3,224,105	(200,232)
Kennedy Wilson Europe Real Estate plc	25	349	13
Sky plc	310,213	3,965,273	52,339
WS Atkins plc	2,457	66,561	69

			(306,554)

Total of Long Equity Positions			(306,554)

Short Positions

Common Stocks
United Kingdom
British American Tobacco plc	(23,456)	(1,589,078)	(9,282)
John Wood Group plc	(234,152)	(2,325,899)	369,514

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Standard Life plc	(198,239)	$(930,311)	$(100,532)
Tesco plc	(1,073,513)	(2,613,845)	250,365

			510,065

Total of Short Equity Positions			510,065

Total of Long and Short Equity Positions			203,511

Net Cash and Other Receivables/ (Payables) (b)			(2,472)

Swaps, at Value			$201,039

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	54-57 months maturity 11/22/2021	$3,205,522

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Agrium, Inc.	9,133	$838,013	$(11,568)
Novadaq Technologies, Inc.	59,240	692,215	2,078

			(9,490)

Hong Kong
Nord Anglia Education, Inc.	13,573	440,639	1,433

United States
Akorn, Inc.	74,468	2,464,188	33,469
Albany Molecular Research, Inc.	52,750	1,134,853	9,822
Astoria Financial Corp.	79,362	1,624,404	(25,260)
Atwood Oceanics, Inc.	189,378	1,861,962	(318,531)
Brocade Communications Systems, Inc.	342,912	4,269,254	54,866
Cabela’s, Inc.	43,744	2,096,576	502,693
Capital Bank Financial Corp.	23,959	919,201	(6,363)
Care Capital Properties, Inc.	182,583	5,029,158	(154,192)
CBOE Holdings, Inc.	6,678	538,046	72,323
CR Bard, Inc.	11,412	3,467,928	139,519
CU Bancorp	73,825	2,756,388	(87,615)
DigitalGlobe, Inc.	52,633	1,695,948	56,731
DuPont Fabros Technology, Inc.	86,899	5,364,240	(49,497)
EI du Pont de Nemours & Co.	17,304	1,410,340	(13,734)
Eldorado Resorts, Inc.	1,592	28,349	3,491
FairPoint Communications, Inc.	78,905	1,365,056	(130,193)
FelCor Lodging Trust, Inc.	285,987	2,070,003	(8,037)
First Potomac Realty Trust	12,368	137,112	296

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Forestar Group, Inc.	36,273	$529,683	$92,399
Gartner, Inc.	44	4,875	560
General Communication, Inc.	8,193	295,434	4,757
Genworth Financial, Inc.	158,985	661,378	(62,004)
Huntsman Corp.	184,477	4,798,115	(31,229)
Intrawest Resorts Holdings, Inc.	116,634	2,749,240	19,652
Kate Spade & Co.	267,449	4,922,520	22,612
KCG Holdings, Inc.	70,881	1,399,248	14,119
Lattice Semiconductor Corp.	107,746	757,342	(39,754)
Level 3 Communications, Inc.	63,062	3,720,776	18,800
Lumos Networks Corp.	88,400	1,566,448	13,260
Mobileye NV	82,200	4,988,240	173,920
Monsanto Co.	21,281	2,399,646	119,174
NeuStar, Inc.	19,448	645,857	2,734
Noble Energy, Inc.	1,535	52,056	(8,616)
Pacific Continental Corp.	26,125	656,943	10,551
PAREXEL International Corp.	28,493	2,483,450	(7,124)
Parkway, Inc.	41,011	937,655	1,087
Patheon NV	52,404	1,813,066	14,785
Reynolds American, Inc.	44,593	2,753,172	147,157
Rice Energy, Inc.	197,672	4,861,350	402,655
Spectranetics Corp. (The)	111,387	4,276,413	848
Staples, Inc.	172,333	1,740,313	(4,919)
Stonegate Bank	33,757	1,563,050	(4,152)
Straight Path Communications, Inc.	15,707	1,414,036	1,407,727
Swift Transportation Co.	113,795	2,745,419	270,149
Time Warner, Inc.	31,827	3,136,869	58,880
United Bankshares, Inc.	23	1,014	(112)
VCA, Inc.	25,140	2,298,550	22,123
Veeco Instruments, Inc.	13	409	(46)
VWR Corp.	61,336	2,020,389	4,313
West Corp.	97,116	2,246,723	18,022
Westar Energy, Inc.	34,211	1,875,789	(61,922)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WGL Holdings, Inc.	16,419	$1,355,717	$14,120
Whole Foods Market, Inc.	69,747	2,926,522	10,524
Xactly Corp.	10,554	165,509	(339)
Xcerra Corp.	178,809	1,745,238	1,726

			2,726,225

Total of Long Equity Positions			2,718,168

Short Positions

Common Stocks
Canada
Enbridge, Inc.	(1)	(41)	1
Potash Corp. of Saskatchewan, Inc.	(59,966)	(996,880)	19,434

			19,435

United States
Analog Devices, Inc.	(233)	(19,400)	1,272
AT&T, Inc.	(33,526)	(1,428,543)	163,607
Becton Dickinson and Co.	(5,794)	(1,034,617)	(95,850)
CenturyLink, Inc.	(90,090)	(2,167,069)	15,720
Columbia Banking System, Inc.	(16,791)	(675,751)	6,630
Community Bank System, Inc.	(688)	(39,952)	1,582
Consolidated Communications Holdings, Inc.	(57,601)	(1,404,888)	168,195
Digital Realty Trust, Inc.	(47,376)	(5,415,490)	64,371
Dow Chemical Co. (The)	(22,217)	(1,423,041)	21,815
Ensco plc	(303,005)	(1,886,400)	322,895
EQT Corp.	(73,139)	(3,897,071)	(388,143)
First Horizon National Corp.	(41,985)	(743,939)	12,560

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FNB Corp.	(1)	$(15)	$1
Great Plains Energy, Inc.	(5,486)	(158,354)	(2,276)
Home BancShares, Inc.	(18,804)	(480,237)	12,017
Knight Transportation, Inc.	(82,016)	(2,783,169)	(255,524)
Liberty Ventures	(5,167)	(270,090)	(93)
PacWest Bancorp	(39,206)	(1,943,885)	112,965
Pinnacle Financial Partners, Inc.	(17)	(1,101)	34
Praxair, Inc.	(9,260)	(1,098,249)	(129,164)
RLJ Lodging Trust	(103,468)	(2,118,709)	62,799
Sabra Health Care REIT, Inc.	(205,135)	(5,059,292)	115,538
Sterling Bancorp	(69,447)	(1,645,858)	31,215
Tesoro Corp.	(5,001)	(426,785)	(41,308)
UnitedHealth Group, Inc.	(2)	(332)	(39)

			200,819

Total of Short Equity Positions			220,254

Total of Long and Short Equity Positions			2,938,422

Net Cash and Other Receivables/ (Payables) (b)			267,100

Swaps, at Value			$3,205,522

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Dollar Offered Rate or Canadian Overnight Repurchase Rate Average plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	54-57 months maturity 11/22/2021	$212,952

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
BCE, Inc.	134	$6,232	$(197)
Veresen, Inc.	412,379	5,805,809	26,263

			26,066

Total of Long Equity Positions			26,066

Short Positions

Common Stocks
Canada
Fairfax Financial Holdings Ltd.	(935)	(405,580)	368
MacDonald Dettwiler & Associates Ltd.	(16,479)	(847,999)	(9,499)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
Pembina Pipeline Corp.	(130,353)	$(4,276,069)	$(41,221)

			(50,352)

Total of Short Equity Positions			(50,352)

Total of Long and Short Equity Positions			(24,286)

Net Cash and Other Receivables/ (Payables) (b)			237,238

Swaps, at Value			$212,952

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	54-57 months maturity 11/19/2021	$150,300

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
Linde AG	5,998	$1,068,572	$73,166
STADA Arzneimittel AG	18,995	1,333,972	15,261

			88,427

Italy
Luxottica Group SpA	88,503	5,241,852	(90,267)

Total of Long Equity Positions			(1,840)

Short Positions

Common Stocks
France
Essilor International SA	(40,802)	(5,334,548)	144,013

Total of Long and Short Equity Positions			142,173

Net Cash and Other Receivables/ (Payables) (b)			8,127

Swaps, at Value			$150,300

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Australian Bank-Bill Swap Reference Rate or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	54-57 months maturity 11/19/2021	$(23,787)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Fairfax Media Ltd.	444,601	$426,877	$(50,858)
Tatts Group Ltd.	260,250	846,770	(10,730)
Vocus Group Ltd.	147,611	394,341	(12,105)

			(73,693)

Total of Long Equity Positions			(73,693)

Short Positions

Common Stocks
Australia
Tabcorp Holdings Ltd.	(403,736)	(1,406,733)	50,796

Total of Long and Short Equity Positions			(22,897)

Net Cash and Other Receivables/ (Payables) (b)			(890)

Swaps, at Value			$(23,787)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	54-55 months maturity 11/19/2021	$66,323

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Idorsia Ltd.	7,061	$57,907	$75,375

Short Positions

Common Stocks
Switzerland
Clariant AG (Registered)	(226,994)	(5,002,337)	(8,276)

Total of Long and Short Equity Positions			67,099

Net Cash and Other Receivables/ (Payables) (b)			(776)

Swaps, at Value			$66,323

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$518,907

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
Alere, Inc.	129,914	$4,871,775	$1,648,609
Analog Devices, Inc.	233	13,172	4,956
Fidelity & Guaranty Life	94,022	2,055,321	864,062
InterOil Corp. (c)	3,867	—	16,345
Monsanto Co.	3,721	397,291	43,126
Westar Energy, Inc.	38,810	2,156,672	(98,965)

			2,478,133

Total of Long Equity Positions			2,478,133

Rights
United States
Durata Therapeutics, Inc., CVR (c)	89,246	66,934	(39,704)
Dyax Corp., CVR (c)	50,988	19,885	54,098
Media Gen, Inc., CVR (c)	55,436	—	84,905
Safeway, Inc., PDR CVR (c)	351,185	—	160,938

			260,237

Total Rights			260,237

Total of Long Equity Positions and Rights			2,738,370

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
United States
Great Plains Energy, Inc.	(8,366)	$(249,139)	$4,183
People’s United Financial, Inc.	(1)	(15)	(3)

			4,180

Total of Short Equity Positions			4,180

Total of Long and Short Equity Positions and Rights			2,742,550

Net Cash and Other Receivables/ (Payables) (b)			(2,223,643)

Swaps, at Value			$518,907

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 06/30/2017 in accordance with procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 03/30/2022	$312,020

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Cyprus
Bank of Cyprus Holdings plc	633,806	$2,048,792	$299,351

Net Cash and Other Receivables/ (Payables) (b)			12,669

Swaps, at Value			$312,020

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$957

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
BCE, Inc.	(416)	$(19,908)	$1,174

Net Cash and Other Receivables/ (Payables) (b)			(217)

Swaps, at Value			$957

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	36 months maturity 08/21/2017	$3,185

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Entertainment One Ltd.	122,588	$346,021	$6,021

Net Cash and Other Receivables/ (Payables) (b)			(2,836)

Swaps, at Value			$3,185

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/10/2021	$623,644

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Convertible Bond
United Kingdom
Virgin Media Finance plc, 4.88%, 2/15/2022	$5,600,000	$4,747,400	$621,292

Net Cash and Other Receivables/ (Payables) (b)			2,352

Swaps, at Value			$623,644

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	37 months maturity 10/22/2017	$(305,645)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Yahoo Japan Corp.	(1,039,582)	$(4,289,495)	$(229,803)

Net Cash and Other Receivables/ (Payables) (b)			(75,842)

Swaps, at Value			$(305,645)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(180,000)	$—	$(180,000)
Investment Companies	940,000	—	940,000

BARC
Cash	—	1,086,752	1,086,752

CITG
Cash	—	1,826,807	1,826,807

CITI
Investment Companies	50,573	—	50,573

DTBK
Investment Companies	14,492,650	—	14,492,650

GSIN
Cash	(3,770,000)	—	(3,770,000)
Investment Companies	16,277,723	—	16,277,723

JPMC
Investment Companies	430,000	—	430,000

JPMS
Cash	—	129,228	129,228

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 111.4%
COMMON STOCKS - 31.2%

Belgium - 1.3%
Ageas (a)	112,554	$4,532,681
bpost SA (a)	107,277	2,590,995
Colruyt SA (a)	5,243	276,142
Galapagos NV *(a)	35,660	2,726,080
KBC Group NV	5,590	423,828
Proximus SADP (a)	42,899	1,501,440
Solvay SA (a)	27,932	3,748,788
UCB SA (a)	19,269	1,325,251
Umicore SA (a)	40,834	2,840,457

		19,965,662

Canada - 3.5%
Air Canada(1) *(a)	422,984	5,668,925
Alimentation Couche-Tard, Inc., Class B (1)(a)	49,890	2,391,396
ARC Resources Ltd. (1)	19,027	248,842
Atco Ltd., Class I (1)(a)	21,031	822,395
Bank of Montreal (1)(a)	18,439	1,353,919
Bank of Nova Scotia (The) (1)(a)	58,920	3,544,378
CAE, Inc. (1)(a)	26,331	454,011
Canadian Imperial Bank of Commerce (1)(a)	4,343	352,952
Canadian Natural Resources Ltd. (1)(a)	21,948	633,324
Canadian Tire Corp. Ltd., Class A (1)(a)	32,004	3,641,664
CCL Industries, Inc., Class B (1)(a)	6,430	325,318
CGI Group, Inc., Class A (1)*(a)	6,403	327,161
Constellation Software, Inc. (1)(a)	2,455	1,284,313
Dollarama, Inc. (1)(a)	54,196	5,178,460
Empire Co. Ltd., Class A (1)(a)	24,012	409,582
Encana Corp. (1)(a)	223,875	1,969,782
George Weston Ltd. (1)(a)	23,572	2,133,804
Husky Energy, Inc. (1)*	29,066	329,929
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	26,298	1,140,905
Linamar Corp. (1)(a)	54,981	2,710,044
Lundin Mining Corp. (1)(a)	49,273	280,029
Magna International, Inc. (1)(a)	88,271	4,088,864
Metro, Inc. (1)(a)	44,286	1,457,531
National Bank of Canada (1)(a)	65,257	2,744,035
Open Text Corp. (1)(a)	40,329	1,272,876
Ritchie Bros Auctioneers, Inc. (1)(a)	9,156	263,073
Royal Bank of Canada (1)(a)	37,945	2,755,168
Saputo, Inc. (1)(a)	73,030	2,323,016
Seven Generations Energy Ltd., Class A (1)*(a)	17,946	307,357
Shaw Communications, Inc., Class B (1)(a)	31,077	677,952
Shopify, Inc., Class A (1)*(a)	3,046	264,481
SNC-Lavalin Group, Inc. (1)(a)	6,562	283,723
Suncor Energy, Inc. (1)	32,035	936,001
Toronto-Dominion Bank (The) (1)(a)	23,636	1,191,095
West Fraser Timber Co. Ltd. (1)(a)	11,169	528,650

		54,294,955

INVESTMENTS	SHARES	VALUE
China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	3,295,800	$2,847,995

Denmark - 2.1%
Danske Bank A/S (a)	35,953	1,383,223
Genmab A/S *	1,432	305,331
GN Store Nord A/S (a)	70,437	2,056,689
H Lundbeck A/S (a)	91,377	5,129,648
ISS A/S (a)	76,385	3,000,491
Novo Nordisk A/S, Class B	19,675	845,381
TDC A/S (a)	855,223	4,973,456
Vestas Wind Systems A/S (a)	157,780	14,573,719
William Demant Holding A/S *	17,054	441,255

		32,709,193

Finland - 1.5%
Cargotec OYJ, Class B (a)	30,971	1,964,670
Fortum OYJ (a)	28,489	447,096
Huhtamaki OYJ (a)	7,824	308,114
Kesko OYJ, Class B (a)	47,213	2,401,625
Neste OYJ (a)	202,049	7,973,051
Nokian Renkaat OYJ (a)	17,791	736,432
Orion OYJ, Class B (a)	58,441	3,733,259
Stora Enso OYJ, Class R (a)	98,865	1,277,539
UPM-Kymmene OYJ (a)	183,960	5,245,568

		24,087,354

Germany - 5.9%
Allianz SE (Registered) (a)	19,433	3,834,950
Aurubis AG (a)	31,634	2,488,531
Bayer AG (Registered)	7,935	1,028,457
Beiersdorf AG (a)	9,174	964,936
Brenntag AG (a)	8,765	508,319
Covestro AG(a)(b)	150,473	10,908,397
Deutsche Lufthansa AG (Registered) (a)	312,540	7,122,646
Deutsche Post AG (Registered) (a)	92,980	3,490,307
Evonik Industries AG (a)	83,904	2,685,412
Freenet AG (a)	58,470	1,865,345
Hannover Rueck SE (a)	6,007	721,522
HeidelbergCement AG (a)	17,140	1,661,532
Hella KGaA Hueck & Co. (a)	18,994	936,715
Henkel AG & Co. KGaA (Preference) (a)	2,023	278,959
HOCHTIEF AG (a)	30,199	5,543,899
Infineon Technologies AG (a)	283,404	6,019,664
Innogy SE(a)(b)	12,826	504,786
KION Group AG (a)	7,441	569,181
LANXESS AG (a)	3,748	284,249
Merck KGaA	3,522	426,158
MTU Aero Engines AG (a)	8,516	1,203,198
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	19,724	3,991,209
OSRAM Licht AG (a)	77,654	6,198,503
Rheinmetall AG (a)	76,083	7,241,858
RWE AG *(a)	45,136	901,628
Salzgitter AG (a)	48,657	1,985,724
Siemens AG (Registered) (a)	34,037	4,681,925
Software AG (a)	105,874	4,643,650

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
Germany - 5.9% (continued)
STADA Arzneimittel AG *(a)	28,173	$2,001,156
Suedzucker AG (a)	119,257	2,489,769
Talanx AG (a)	73,181	2,737,399
Uniper SE (a)	165,776	3,114,979

		93,034,963

Italy - 3.7%
A2A SpA (a)	4,336,773	7,210,969
Assicurazioni Generali SpA (a)	302,711	4,996,601
Autogrill SpA (a)	164,447	1,993,272
Davide Campari-Milano SpA	191,088	1,350,931
DiaSorin SpA (a)	11,553	888,092
Enel SpA (a)	2,496,927	13,392,262
Eni SpA (a)	163,333	2,454,548
Hera SpA (a)	558,801	1,708,387
Italgas SpA	75,564	381,080
Leonardo SpA (a)	305,980	5,094,497
Mediobanca SpA (a)	130,146	1,287,539
Moncler SpA (a)	182,481	4,280,737
Poste Italiane SpA (a)(b)	192,888	1,322,632
Prysmian SpA (a)	116,793	3,444,640
Recordati SpA (a)	105,200	4,266,077
Terna Rete Elettrica Nazionale SpA (a)	115,035	621,319
Unipol Gruppo Finanziario SpA (a)	647,172	2,839,530

		57,533,113

Malta - 0.1%
Kindred Group plc, SDR	98,469	1,114,812

Netherlands - 2.0%
Aalberts Industries NV (a)	6,397	254,551
ABN AMRO Group NV, CVA (a)(b)	48,648	1,288,776
ASM International NV (a)	52,537	3,055,226
Axfood AB (a)	16,905	282,268
Gemalto NV (a)	27,027	1,620,999
Koninklijke DSM NV (a)	47,920	3,485,344
Koninklijke Philips NV (a)	147,408	5,247,532
NN Group NV (a)	207,354	7,357,553
Philips Lighting NV (a)(b)	28,230	1,042,742
Randstad Holding NV (a)	50,900	2,967,527
Wolters Kluwer NV (a)	98,272	4,156,215

		30,758,733

Norway - 0.4%
Leroy Seafood Group ASA (a)	233,443	1,267,763
Marine Harvest ASA *(a)	270,068	4,620,650
Orkla ASA (a)	28,954	294,289
Salmar ASA (a)	41,528	1,029,364

		7,212,066

Portugal - 0.2%
EDP - Energias de Portugal SA (a)	327,714	1,072,025
Galp Energia SGPS SA (a)	107,202	1,624,514

		2,696,539

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	172,500	288,128
Genting Singapore plc	3,664,900	2,887,449
SATS Ltd.	288,700	1,070,983

INVESTMENTS	SHARES	VALUE
Singapore - 0.4% (continued)
Singapore Airlines Ltd.	41,000	$301,319
StarHub Ltd.	106,600	210,608
United Overseas Bank Ltd.	49,900	837,753
Wilmar International Ltd.	376,800	916,509

		6,512,749

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA (a)	51,518	1,991,886
Aena SA (a)(b)	14,645	2,859,794
Almirall SA (a)	15,628	254,571
Amadeus IT Group SA (a)	23,122	1,382,135
Banco Bilbao Vizcaya Argentaria SA	24,571	204,675
Banco Santander SA (a)	42,904	284,877
Bankinter SA (a)	56,285	519,226
Ebro Foods SA (a)	45,236	1,034,495
Endesa SA (a)	302,764	6,984,339
Gas Natural SDG SA (a)	61,894	1,448,844
Iberdrola SA (a)	600,768	4,760,740
Mapfre SA (a)	901,148	3,154,209
Prosegur Cia de Seguridad SA (a)	127,448	828,873
Repsol SA (a)	590,955	9,059,978
Tecnicas Reunidas SA (a)	32,877	1,273,965
Telefonica SA	102,714	1,063,256

		37,105,863

Sweden - 2.1%
BillerudKorsnas AB (a)	181,589	2,869,855
Boliden AB (a)	229,415	6,271,045
Bonava AB, Class B (a)	21,962	375,479
Electrolux AB, Series B (a)	111,567	3,658,422
Essity AB, Class B *	51,175	1,400,149
Holmen AB, Class B (a)	27,901	1,210,976
Husqvarna AB, Class B (a)	155,158	1,542,301
NCC AB, Class B (a)	139,819	3,938,372
Nibe Industrier AB, Class B (a)	25,102	237,108
Saab AB, Class B (a)	65,265	3,225,549
Sandvik AB	42,523	669,492
Securitas AB, Class B (a)	66,692	1,124,860
Skanska AB, Class B (a)	78,816	1,871,561
SSAB AB, Class A *(a)	165,488	755,261
Svenska Cellulosa AB SCA, Class B (a)	74,226	561,520
Swedish Match AB (a)	82,726	2,914,504

		32,626,454

Switzerland - 4.7%
ABB Ltd. (Registered) (a)	258,313	6,411,616
Adecco Group AG (Registered) (a)	95,459	7,272,277
Baloise Holding AG (Registered) (a)	1,859	287,959
dormakaba Holding AG *(a)	770	670,139
Flughafen Zurich AG (Registered) (a)	9,619	2,362,429
Geberit AG (Registered) (a)	5,353	2,499,639
Georg Fischer AG (Registered) (a)	2,929	2,841,069
Helvetia Holding AG (Registered) (a)	969	555,727
Idorsia Ltd. *	12,516	236,249
LafargeHolcim Ltd. (Registered) *(a)	11,503	661,113
Lonza Group AG (Registered) *(a)	10,745	2,327,541
Nestle SA (Registered)	41,099	3,584,559

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 4.7% (continued)
Partners Group Holding AG (a)	3,835	$2,381,192
Roche Holding AG (a)	15,242	3,894,558
Sika AG (a)	806	5,174,623
STMicroelectronics NV (a)	509,167	7,334,203
Straumann Holding AG (Registered) (a)	6,414	3,652,586
Swiss Life Holding AG (Registered) *(a)	8,725	2,951,424
Swiss Re AG (a)	84,753	7,767,000
Temenos Group AG (Registered) (a)	57,722	5,163,987
Zurich Insurance Group AG (a)	17,444	5,091,014

		73,120,904

United Kingdom - 0.7%
Dialog Semiconductor plc *(a)	107,929	4,611,298
Fiat Chrysler Automobiles NV *(a)	638,700	6,747,593

		11,358,891

TOTAL COMMON STOCKS (Cost $415,397,824)		486,980,246

	NO. OF RIGHTS

RIGHT - 0.0% (c)

Spain - 0.0% (c)
ACS Actividades de Construccion y Servicios SA, expiring 7/11/2017 * (cost $42,799)	51,518	41,189

	SHARES
SHORT-TERM INVESTMENTS - 80.2%
INVESTMENT COMPANIES - 56.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (d)	13,787,500	13,787,500
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (d)	55,150,000	55,150,000
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (d)(e)	300,991,235	300,991,235
Limited Purpose Cash Investment Fund, 0.81% (d)(f)	441,895,815	441,851,625
UBS Select Treasury Preferred Fund, Class I, 0.85% (d)	68,937,500	68,937,500

TOTAL INVESTMENT COMPANIES (Cost $880,752,846)		880,717,860

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 23.7%
U.S. Treasury Bills
0.63%, 7/6/2017 (g)	$14,142,000	14,141,109
0.59%, 7/13/2017 (g)	25,516,000	25,510,514
0.61%, 7/20/2017 (g)	88,486,000	88,453,349
0.63%, 8/3/2017 (g)	1,581,000	1,579,840
0.62%, 8/10/2017 (g)	15,908,000	15,893,365
0.65%, 8/17/2017 (g)	3,645,000	3,640,881
0.67%, 8/24/2017 (g)	6,181,000	6,172,804
0.67%, 8/31/2017 (g)	5,720,000	5,711,351
0.83%, 9/7/2017 (g)	13,305,000	13,281,823

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 23.7% (continued)
0.91%, 9/14/2017 (g)	$7,575,000	$7,560,448
0.89%, 9/21/2017 (g)	8,007,000	7,989,681
0.91%, 9/28/2017 (g)	5,338,000	5,324,970
0.91%, 10/5/2017 (g)	5,729,000	5,713,818
0.95%, 10/12/2017 (g)	38,405,000	38,293,779
0.95%, 10/19/2017 (g)	43,663,000	43,527,994
0.96%, 10/26/2017 (g)	1,387,000	1,382,391
0.98%, 11/2/2017 (g)	1,890,000	1,883,321
1.02%, 11/9/2017 (g)	14,242,000	14,188,393
1.03%, 11/16/2017 (g)	14,630,000	14,571,831
1.06%, 11/30/2017 (g)	4,908,000	4,886,410
1.07%, 12/7/2017 (g)	7,998,000	7,960,681
1.11%, 12/14/2017 (g)	19,484,000	19,389,249
1.13%, 12/21/2017 (g)	17,904,000	17,812,636
1.12%, 12/28/2017 (g)	3,705,000	3,684,460

TOTAL U.S. TREASURY OBLIGATIONS (Cost $368,583,290)		368,555,098

TOTAL SHORT-TERM INVESTMENTS (Cost $1,249,336,136)		1,249,272,958

TOTAL LONG POSITIONS (Cost $1,664,776,759)		1,736,294,393

	SHARES
SHORT POSITIONS - (26.4)%
COMMON STOCKS - (26.4)%

Austria - (0.3)%
ams AG *	(77,508)	(5,029,645)

Belgium - (1.2)%
Anheuser-Busch InBev SA/NV	(150,247)	(16,594,561)
Telenet Group Holding NV *	(44,617)	(2,810,645)

		(19,405,206)

Canada - (3.1)%
AltaGas Ltd. (1)	(47,831)	(1,094,713)
Barrick Gold Corp. (1)	(91,814)	(1,460,613)
BlackBerry Ltd. (1)*	(207,508)	(2,073,800)
Bombardier, Inc., Class B (1)*	(1,295,697)	(2,357,993)
Cameco Corp. (1)	(312,115)	(2,842,441)
Canadian Utilities Ltd., Class A (1)	(81,561)	(2,620,795)
Cenovus Energy, Inc. (1)	(98,936)	(729,355)
Eldorado Gold Corp. (1)	(313,900)	(832,677)
Element Fleet Management Corp. (1)	(64,663)	(443,785)
Enbridge, Inc. (1)	(124,167)	(4,946,381)
Fairfax Financial Holdings Ltd. (1)	(6,885)	(2,983,836)
Finning International, Inc. (1)	(12,019)	(235,598)
Franco-Nevada Corp. (1)	(33,429)	(2,412,054)
Gildan Activewear, Inc. (1)	(64,102)	(1,969,822)
Goldcorp, Inc. (1)	(148,513)	(1,914,819)
Imperial Oil Ltd. (1)	(45,260)	(1,319,269)
Keyera Corp. (1)	(52,462)	(1,651,372)
Kinross Gold Corp. (1)*	(256,867)	(1,043,869)
Methanex Corp. (1)	(40,815)	(1,801,865)
Onex Corp. (1)	(3,559)	(284,901)
Pembina Pipeline Corp. (1)	(8,073)	(267,378)
Potash Corp. of Saskatchewan, Inc. (1)	(100,608)	(1,640,854)
Power Financial Corp. (1)	(11,461)	(294,037)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
Canada - (3.1)% (continued)
PrairieSky Royalty Ltd. (1)	(29,891)	$(680,661)
Restaurant Brands International, Inc. (1)	(3,384)	(211,735)
Stantec, Inc. (1)	(41,187)	(1,036,980)
TransCanada Corp. (1)	(82,333)	(3,924,912)
Wheaton Precious Metals Corp. (1)	(104,601)	(2,077,824)
Whitecap Resources, Inc. (1)	(34,154)	(243,882)
WSP Global, Inc. (1)	(46,988)	(1,949,741)
Yamana Gold, Inc. (1)	(127,278)	(307,202)

		(47,655,164)

Denmark - (1.4)%
AP Moller - Maersk A/S, Class B	(555)	(1,117,499)
Chr Hansen Holding A/S	(45,525)	(3,310,887)
Coloplast A/S, Class B	(33,749)	(2,820,923)
DONG Energy A/S(b)	(10,596)	(478,262)
DSV A/S	(31,641)	(1,943,521)
Novozymes A/S, Class B	(161,964)	(7,085,783)
Pandora A/S	(47,271)	(4,411,549)
Tryg A/S	(54,690)	(1,196,018)

		(22,364,442)

Finland - (0.8)%
Amer Sports OYJ *	(42,443)	(1,061,584)
Kone OYJ, Class B	(32,912)	(1,674,402)
Nokia OYJ	(1,350,111)	(8,278,514)
Outokumpu OYJ	(62,050)	(495,139)
Sampo OYJ, Class A	(7,369)	(378,071)
Wartsila OYJ Abp	(5,334)	(315,439)

		(12,203,149)

Germany - (4.7)%
Axel Springer SE	(35,584)	(2,140,415)
Bayerische Motoren Werke AG	(62,387)	(5,802,445)
Bilfinger SE	(44,696)	(1,754,371)
Commerzbank AG *	(227,035)	(2,711,010)
Daimler AG (Registered)	(19,709)	(1,429,468)
Deutsche Bank AG (Registered)	(233,947)	(4,159,529)
Deutsche Telekom AG (Registered)	(114,349)	(2,061,138)
Duerr AG	(18,257)	(2,172,805)
E.ON SE	(835,607)	(7,888,104)
Fielmann AG	(5,768)	(445,180)
FUCHS PETROLUB SE (Preference)	(7,111)	(387,571)
GEA Group AG	(120,009)	(4,927,700)
HUGO BOSS AG	(10,638)	(745,749)
Krones AG	(3,467)	(401,901)
MAN SE	(7,400)	(793,609)
METRO AG	(14,173)	(478,794)
Nordex SE *	(18,609)	(228,948)
ProSiebenSat.1 Media SE	(95,972)	(4,025,975)
Sartorius AG (Preference)	(15,836)	(1,531,274)
Schaeffler AG (Preference)	(16,580)	(237,866)
Symrise AG	(39,145)	(2,777,349)
Telefonica Deutschland Holding AG	(638,919)	(3,195,231)
thyssenkrupp AG	(159,430)	(4,543,751)
United Internet AG (Registered)	(101,181)	(5,568,400)
Volkswagen AG (Preference)	(47,879)	(7,313,793)
Zalando SE*(b)	(119,949)	(5,484,910)

		(73,207,286)

INVESTMENTS	SHARES	VALUE
Hong Kong - 0.0% (c)
Hutchison Port Holdings Trust, Class U (1)	(1,010,300)	$(409,172)

Italy - (2.5)%
Azimut Holding SpA	(196,666)	(3,956,498)
Banca Generali SpA	(73,903)	(2,205,284)
Banco BPM SpA *	(1,642,370)	(5,515,913)
BPER Banca	(122,715)	(614,645)
Brembo SpA	(28,340)	(415,266)
Fineco Bank Banca Fineco SpA	(179,260)	(1,413,015)
Luxottica Group SpA	(35,897)	(2,089,494)
Mediaset SpA *	(633,703)	(2,496,615)
Saipem SpA *	(863,296)	(3,196,952)
Salvatore Ferragamo SpA	(128,375)	(3,427,553)
Snam SpA	(231,565)	(1,010,586)
Telecom Italia SpA *	(683,315)	(632,184)
UniCredit SpA *	(444,274)	(8,321,810)
UnipolSai Assicurazioni SpA	(212,294)	(465,742)
Yoox Net-A-Porter Group SpA *	(138,888)	(3,848,493)

		(39,610,050)

Luxembourg - (0.9)%
APERAM SA	(10,301)	(478,335)
ArcelorMittal *	(116,843)	(2,650,361)
Tenaris SA	(686,592)	(10,720,267)

		(13,848,963)

Netherlands - (1.6)%
Altice NV, Class A *	(586,372)	(13,509,653)
Boskalis Westminster	(14,039)	(455,930)
Heineken NV	(13,764)	(1,338,338)
Koninklijke KPN NV	(836,883)	(2,678,498)
Koninklijke Vopak NV	(22,346)	(1,035,488)
OCI NV *	(54,356)	(1,196,858)
SBM Offshore NV	(252,176)	(4,039,520)

		(24,254,285)

Norway - (0.4)%
Gjensidige Forsikring ASA	(28,299)	(483,061)
Norsk Hydro ASA	(37,828)	(209,340)
Schibsted ASA, Class A	(125,553)	(3,032,466)
Statoil ASA	(129,707)	(2,150,820)
Telenor ASA	(30,861)	(511,992)
Yara International ASA	(6,868)	(258,252)

		(6,645,931)

Portugal - (0.1)%
Banco Comercial Portugues SA, Class R *	(6,232,954)	(1,677,272)
Jeronimo Martins SGPS SA	(15,146)	(295,707)

		(1,972,979)

Singapore - (0.6)%
CapitaLand Ltd.	(501,700)	(1,274,829)
Global Logistic Properties Ltd.	(399,900)	(830,778)
Jardine Cycle & Carriage Ltd.	(8,200)	(264,012)
Keppel Corp. Ltd.	(614,100)	(2,804,400)
Singapore Post Ltd.	(2,343,200)	(2,263,544)
Singapore Press Holdings Ltd.	(130,400)	(305,954)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
Singapore - (0.6)% (continued)
Singapore Telecommunications Ltd.	(215,100)	$(607,460)
UOL Group Ltd.	(112,407)	(623,681)

		(8,974,658)

Spain - (2.4)%
Acciona SA	(3,189)	(280,769)
Acerinox SA *	(62,509)	(857,218)
Atresmedia Corp. de Medios de Comunicacion SA	(45,778)	(536,053)
Banco de Sabadell SA	(369,856)	(752,493)
Bankia SA	(943,043)	(4,561,264)
CaixaBank SA	(239,291)	(1,143,901)
Cellnex Telecom SA (b)	(448,438)	(9,267,637)
Enagas SA	(48,897)	(1,372,261)
Ferrovial SA	(306,699)	(6,812,761)
Grifols SA	(75,502)	(2,105,080)
Industria de Diseno Textil SA	(228,853)	(8,789,101)
Mediaset Espana Comunicacion SA	(21,858)	(272,210)
Red Electrica Corp. SA	(16,160)	(338,074)
Zardoya Otis SA	(3,514)	(36,395)

		(37,125,217)

Sweden - (2.2)%
Alfa Laval AB	(64,004)	(1,310,003)
Assa Abloy AB, Class B	(143,358)	(3,159,822)
Atlas Copco AB, Class A	(7,422)	(285,389)
Elekta AB, Class B	(120,825)	(1,143,457)
Getinge AB, Class B	(77,356)	(1,515,115)
Hennes & Mauritz AB, Class B	(324,605)	(8,093,064)
Hexagon AB, Class B	(74,310)	(3,530,443)
Hexpol AB	(122,139)	(1,333,500)
Modern Times Group MTG AB, Class B	(6,815)	(234,577)
Svenska Handelsbanken AB, Class A	(397,624)	(5,694,821)
Swedbank AB, Class A	(28,123)	(686,366)
Swedish Orphan Biovitrum AB *	(19,037)	(294,058)
Tele2 AB, Class B	(94,301)	(988,244)
Telefonaktiebolaget LM Ericsson, Class B	(784,518)	(5,640,786)

		(33,909,645)

Switzerland - (3.1)%
Aryzta AG *	(164,604)	(5,428,682)
Barry Callebaut AG (Registered) *	(469)	(645,587)
Chocola de fabriken Lindt & Spruengli AG	(837)	(4,852,426)
Cie Financiere Richemont SA (Registered)	(34,154)	(2,826,204)
Credit Suisse Group AG (Registered) *	(1,073,183)	(15,615,876)
Dufry AG (Registered) *	(7,554)	(1,239,689)
EMS-Chemie Holding AG (Registered)	(408)	(301,271)
GAM Holding AG *	(97,825)	(1,315,242)
Givaudan SA (Registered)	(677)	(1,356,572)
Julius Baer Group Ltd. *	(7,109)	(375,613)
OC Oerlikon Corp. AG (Registered) *	(187,236)	(2,464,145)
Swatch Group AG (The)	(15,243)	(5,637,842)
Vifor Pharma AG	(48,981)	(5,410,329)

		(47,469,478)

INVESTMENTS	SHARES	VALUE
United Kingdom - (0.5)%
CNH Industrial NV	(105,406)	$(1,195,383)
Subsea 7 SA	(37,433)	(504,725)
Unilever NV, CVA	(98,913)	(5,460,176)

		(7,160,284)

United States - (0.5)%
QIAGEN NV *	(95,051)	(3,162,702)
Valeant Pharmaceuticals International, Inc. (1)*	(297,828)	(5,176,622)

		(8,339,324)

Zambia - (0.1)%
First Quantum Minerals Ltd. (1)	(139,818)	(1,182,760)

TOTAL COMMON STOCKS (proceeds $(383,766,007))		(410,767,638)

TOTAL SHORT POSITIONS (proceeds $(383,766,007))		(410,767,638)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 85.0% (cost $1,281,010,752)		1,325,526,755

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.0% (h)		232,635,617

NET ASSETS - 100.0%		$1,558,162,372

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(54,539,185)	(3.5)%
Consumer Staples	(710,508)	0.0 (c)
Energy	(14,919,694)	(1.0)
Financials	6,584,948	0.4
Health Care	12,378,781	0.8
Industrials	87,617,113	5.7
Information Technology	6,858,406	0.4
Materials	14,276,656	0.9
Real Estate	(2,729,288)	(0.2)
Telecommunication Services	(10,328,278)	(0.7)
Utilities	31,764,846	2.0
Short-Term Investments	1,249,272,958	80.2

Total Investments In Securities At Value	1,325,526,755	85.0
Other Assets in Excess of Liabilities (h)	232,635,617	15.0

Net Assets	$1,558,162,372	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $444,859,065. In addition, $866 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $2,696,318, which represents approximately 0.17% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/17	VALUE AT 06/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	486,701,761	(44,805,946)	441,895,815	$441,851,625	$610,527	$(2,600)	$(34,986)

(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	442,400	$328,305	$341,572	$13,267
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	663,600	492,457	512,359	19,902
Swiss Franc, Expiring 09/20/17	CITI	CHF	22,400	23,385	23,477	92
Swiss Franc, Expiring 09/20/17	JPMC	CHF	33,600	35,078	35,217	139
Danish Krone, Expiring 09/20/17	CITI	DKK	369,200	55,850	56,960	1,110
Danish Krone, Expiring 09/20/17	JPMC	DKK	553,800	83,774	85,439	1,665

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/20/17	CITI	EUR	1,173,200	$ 1,322,307	$ 1,345,514	$ 23,207
Euro, Expiring 09/20/17	JPMC	EUR	1,759,800	1,983,463	2,018,269	34,806
Norwegian Krone, Expiring 09/20/17	CITI	NOK	3,440,800	407,735	412,768	5,033
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	5,161,200	611,604	619,151	7,547
Swedish Krona, Expiring 09/20/17	CITI	SEK	12,245,200	1,409,837	1,459,977	50,140
Swedish Krona, Expiring 09/20/17	JPMC	SEK	18,367,800	2,114,752	2,189,965	75,213
Singapore Dollar, Expiring 09/20/17	CITI	SGD	958,000	693,035	696,697	3,662
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	1,437,000	1,039,553	1,045,046	5,493

				10,601,135	10,842,411	241,276

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(1,117,718)	$(835,921)	$(862,979)	$(27,058)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(1,676,576)	(1,253,879)	(1,294,470)	(40,591)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(5,892,400)	(6,121,007)	(6,175,891)	(54,884)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(8,838,600)	(9,181,497)	(9,263,841)	(82,344)
Danish Krone, Expiring 09/20/17	CITI	DKK	(22,061,600)	(3,341,288)	(3,403,649)	(62,361)
Danish Krone, Expiring 09/20/17	JPMC	DKK	(33,092,400)	(5,011,925)	(5,105,474)	(93,549)
Euro, Expiring 09/20/17	CITI	EUR	(19,411,600)	(21,855,774)	(22,262,680)	(406,906)
Euro, Expiring 09/20/17	JPMC	EUR	(29,117,400)	(32,783,620)	(33,394,022)	(610,402)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(160,000)	(20,585)	(20,537)	48
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(240,000)	(30,877)	(30,807)	70
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(1,321,200)	(156,178)	(158,495)	(2,317)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(1,981,800)	(234,267)	(237,742)	(3,475)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(4,891,200)	(568,404)	(583,172)	(14,768)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(7,336,800)	(852,605)	(874,755)	(22,150)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(267,200)	(193,339)	(194,318)	(979)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(400,800)	$ (290,007)	$ (291,479)	$ (1,472)

				(82,731,173)	(84,154,311)	(1,423,138)

				$(72,130,038)	$(73,311,900)	$(1,181,862)

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

Total Return Basket Swaps* Outstanding at June 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the SONIA plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	3-37 months maturity 10/12/2017	$(698,632)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	20,869	$300,459	$3,766

Isle of Man
Paysafe Group plc	174,082	1,066,430	92,160

Luxembourg
B&M European Value Retail SA	66,252	305,157	(12,661)

South Africa
Investec plc	276,156	1,988,758	74,673
Mondi plc	121,591	3,086,936	101,397

			176,070

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
Coca-Cola HBC AG	89,724	$2,439,908	$198,786
IWG plc	69,504	287,742	5,278
Wolseley plc	4,242	273,709	(13,344)

			190,720

United Kingdom
Amec Foster Wheeler plc	65,801	477,779	(76,955)
Ashtead Group plc	208,709	4,399,085	(80,348)
ASOS plc	39,502	2,853,710	103,015
Barclays plc	1,337,649	3,590,809	(53,031)
Barratt Developments plc	1,170,327	8,578,132	17,068
Bellway plc	125,017	4,487,365	363,924
Berendsen plc	23,117	258,886	111,721
Berkeley Group Holdings plc	45,452	1,896,886	14,350

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Britvic plc	32,714	$287,702	$7,156
BT Group plc	1,785,382	7,072,236	(207,007)
Burberry Group plc	65,714	1,517,676	(95,710)
Close Brothers Group plc	84,606	1,732,694	(68,521)
Daily Mail & General Trust plc	42,635	390,790	(20,282)
DCC plc	31,752	2,932,274	(40,651)
Dixons Carphone plc	915,316	3,726,343	(342,723)
GKN plc	820,988	3,755,483	(268,273)
GlaxoSmithKline plc	116,526	2,436,524	43,995
Greene King plc	28,729	262,559	(10,425)
Howden Joinery Group plc	395,841	2,241,215	(141,359)
Imperial Brands plc	6,265	291,965	(10,434)
Inchcape plc	183,114	1,987,964	(187,980)
Indivior plc	705,037	2,927,500	(56,644)
Intermediate Capital Group plc	119,372	1,108,929	185,587
ITV plc	193,751	462,460	(3,838)
Jupiter Fund Management plc	41,644	239,958	33,942
Kingfisher plc	111,522	441,758	(4,936)
Lloyds Banking Group plc	1,259,594	1,088,326	(2,838)
Man Group plc	149,885	288,161	14,287
Marks & Spencer Group plc	47,778	212,382	(5,019)
Moneysupermarket.com Group plc	280,502	1,234,686	57,293
Next plc	4,444	229,882	(6,687)
Old Mutual plc	279,514	707,710	(2,530)
Persimmon plc	226,810	6,447,603	176,726
Playtech plc	46,746	568,694	10,366
Reckitt Benckiser Group plc	28,322	2,713,084	158,006
Rentokil Initial plc	121,451	395,488	36,702
Royal Mail plc	1,035,132	5,545,594	132,799
Sage Group plc (The)	85,789	700,179	68,572
Severn Trent plc	10,356	321,355	(26,950)
Smiths Group plc	122,439	2,587,654	(41,911)
Sports Direct International plc	66,781	260,694	(7,337)
Standard Life plc	180,986	897,555	43,573
Tate & Lyle plc	340,792	3,405,618	(468,545)
Taylor Wimpey plc	3,472,144	8,692,327	(718,727)
Thomas Cook Group plc	206,799	230,111	12,176
UBM plc	51,624	500,643	(36,710)
Weir Group plc (The)	30,200	724,397	(42,788)
WH Smith plc	65,385	1,519,946	(60,456)
William Hill plc	513,541	1,953,755	(251,795)
Wm Morrison Supermarkets plc	1,288,651	3,929,084	118,364
WPP plc	328,869	7,340,776	(415,884)

			(2,047,672)

Total of Long Equity Positions			(1,597,617)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Chile
Antofagasta plc	(526,957)	$(5,784,032)	$286,299

Jordan
Hikma Pharmaceuticals plc	(188,994)	(4,500,167)	880,645

Netherlands
Royal Dutch Shell plc	(300,837)	(8,284,810)	291,959

South Africa
Mediclinic International plc	(279,330)	(2,600,637)	(101,334)

Switzerland
Glencore plc	(1,539,823)	(5,851,927)	81,859

United Kingdom
AA plc	(575,111)	(1,934,824)	225,935
Admiral Group plc	(55,632)	(1,452,757)	1,048
Aggreko plc	(270,234)	(3,058,211)	(178,988)
Anglo American plc	(22,488)	(295,001)	(5,432)
Associated British Foods plc	(66,795)	(2,186,531)	(369,531)
AstraZeneca plc	(12,906)	(896,464)	31,974
Auto Trader Group plc	(51,842)	(265,268)	8,580
Aviva plc	(111,999)	(751,121)	(17,122)
Balfour Beatty plc	(290,606)	(1,024,234)	(954)
BP plc	(679,727)	(4,110,090)	186,587
British American Tobacco plc	(41,118)	(2,834,679)	32,778
BTG plc	(312,270)	(2,510,505)	(327,472)
Capita plc	(807,998)	(5,942,291)	(1,338,991)
Cobham plc	(2,167,335)	(3,847,824)	187,723
ConvaTec Group plc	(455,514)	(1,814,941)	(77,711)
Croda International plc	(16,109)	(770,548)	(45,252)
Direct Line Insurance Group plc	(45,893)	(213,027)	519
easyJet plc	(250,481)	(3,997,983)	(439,313)
Essentra plc	(272,283)	(1,887,755)	(114,330)
Experian plc	(64,482)	(1,393,291)	69,937
Halma plc	(97,856)	(1,297,265)	(105,047)
Hargreaves Lansdown plc	(292,099)	(5,010,966)	57,743
Hays plc	(108,564)	(222,950)	(11,776)
Hiscox Ltd.	(13,109)	(191,579)	(24,871)
IMI plc	(24,588)	(378,440)	(4,523)
Informa plc	(23,601)	(208,494)	2,637
Inmarsat plc	(447,857)	(4,902,960)	411,334
International Consolidated Airlines Group SA	(169,113)	(1,314,182)	(30,232)
Intertek Group plc	(9,591)	(495,841)	(31,043)
John Wood Group plc	(114,959)	(988,527)	28,022

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Just Eat plc	(649,310)	$(4,918,183)	$(624,182)
Merlin Entertainments plc	(212,198)	(1,313,883)	(14,449)
Micro Focus International plc	(9,396)	(282,125)	4,293
National Grid plc	(107,866)	(1,559,983)	223,471
Pearson plc	(55,197)	(505,750)	8,761
Pennon Group plc	(223,283)	(2,552,580)	152,983
Petrofac Ltd.	(348,768)	(2,071,498)	66,090
Provident Financial plc	(92,535)	(3,730,973)	796,075
Rio Tinto plc	(16,032)	(620,070)	(58,915)
Rolls-Royce Holdings plc	(61,433)	(719,790)	7,252
Rotork plc	(313,321)	(1,030,371)	69,814
Royal Bank of Scotland Group plc	(1,195,549)	(3,736,958)	(120,712)
Schroders plc	(13,000)	(522,182)	(3,485)
Smith & Nephew plc	(25,061)	(401,816)	(30,950)
Spectris plc	(8,995)	(299,571)	3,848
Spirax-Sarco Engineering plc	(4,452)	(296,300)	(14,195)
St James’s Place plc	(140,337)	(1,895,127)	(267,962)
Tesco plc	(1,417,400)	(3,379,977)	259,385
Travis Perkins plc	(24,334)	(480,995)	19,698

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
United Utilities Group plc	(168,460)	$(2,181,620)	$277,385
Vodafone Group plc	(108,451)	(296,010)	(11,986)
Whitbread plc	(42,121)	(2,188,316)	11,531
Worldpay Group plc	(908,575)	(3,610,769)	(114,763)

			(1,238,784)

Total of Short Equity Positions			200,644

Total of Long and Short Equity Positions			(1,396,973)

Net Cash and Other Receivables/ (Payables) (b)			698,341

Swaps, at Value			$(698,632)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	3-25 months maturity 10/13/2017	$11,020,838

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Thomson Reuters Corp.	49,200	$2,236,331	$41,137

Panama
Copa Holdings SA	2,763	323,638	(367)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Liberty Global plc	241,686	$7,146,592	$389,178

United States
AbbVie, Inc.	67,085	4,667,170	197,164
Accenture plc	13,304	1,557,702	87,737
Activision Blizzard, Inc.	28,820	1,417,944	241,223
Adobe Systems, Inc.	14,603	1,896,784	168,665

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Adtalem Global Education, Inc.	5,472	$193,709	$13,954
AdvanSix, Inc.	42,844	1,173,411	165,035
Aetna, Inc.	41,743	5,313,049	1,024,791
Aflac, Inc.	134,543	9,771,625	679,675
AGCO Corp.	42,002	2,659,982	170,533
Agilent Technologies, Inc.	61,269	3,229,489	404,375
Akamai Technologies, Inc.	41,231	2,260,112	(206,396)
Alcoa Corp.	18,208	602,599	(8,108)
Alexion Pharmaceuticals, Inc.	40,342	4,789,939	118,472
Allstate Corp. (The)	72,961	5,951,922	500,749
Alphabet, Inc.	5,708	4,820,830	485,783
Altria Group, Inc.	22,552	1,622,165	57,282
Amazon.com, Inc.	632	606,914	4,862
AMC Networks, Inc.	25,136	1,487,580	(145,067)
Amdocs Ltd.	50,357	3,163,014	82,998
Ameren Corp.	59,554	3,278,448	(22,631)
American Eagle Outfitters, Inc.	151,924	2,020,800	(190,116)
American Electric Power Co., Inc.	133,928	9,177,272	126,707
American Financial Group, Inc.	22,357	2,107,147	114,468
American International Group, Inc.	15,034	927,255	12,670
American Water Works Co., Inc.	6,727	526,657	(2,287)
Ameriprise Financial, Inc.	33,667	4,310,049	(24,577)
Amgen, Inc.	47,555	7,723,785	466,613
Anadarko Petroleum Corp.	37,002	1,897,570	(219,900)
Analog Devices, Inc.	9,226	716,812	971
Anthem, Inc.	62,929	10,367,553	1,471,280
AO Smith Corp.	5,378	278,571	24,372
Apple, Inc.	19,968	2,829,035	46,757
Applied Materials, Inc.	118,396	4,542,899	348,040
Arch Capital Group Ltd.	14,732	1,392,011	(17,663)
Archer-Daniels-Midland Co.	89,496	3,989,404	(286,060)
Arrow Electronics, Inc.	66,619	4,726,618	497,644
Aspen Insurance Holdings Ltd.	39,963	2,038,825	(46,669)
Assurant, Inc.	10,188	961,238	95,156
Assured Guaranty Ltd.	250,527	9,469,618	987,379
AT&T, Inc.	120,288	4,601,490	(63,023)
Avery Dennison Corp.	54,906	4,396,872	455,171
Avnet, Inc.	114,827	4,962,657	(498,183)
Avon Products, Inc.	482,649	1,709,505	124,561
Axis Capital Holdings Ltd.	30,841	2,038,070	(43,891)
Bank of America Corp.	185,179	4,336,825	155,618

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Baxter International, Inc.	139,772	$7,356,273	$1,105,524
BB&T Corp.	8,617	378,976	12,322
Bed Bath & Beyond, Inc.	74,343	2,765,344	(505,316)
Bemis Co., Inc.	6,330	297,087	(4,325)
Best Buy Co., Inc.	26,423	1,418,213	96,617
Big Lots, Inc.	27,181	1,273,973	38,869
Biogen, Inc.	39,014	10,508,977	77,862
Bioverativ, Inc.	68,625	3,846,674	282,493
BlackRock, Inc.	10,773	4,317,006	233,617
Boeing Co. (The)	41,062	7,271,259	848,752
Booz Allen Hamilton Holding Corp.	58,752	2,031,556	(119,766)
BorgWarner, Inc.	27,061	1,105,222	41,081
Boston Beer Co., Inc. (The)	12,739	1,762,969	(79,510)
Brixmor Property Group, Inc.	92,024	1,929,198	(283,809)
Broadridge Financial Solutions, Inc.	22,950	1,535,126	198,977
Bruker Corp.	161,364	3,656,508	997,230
Brunswick Corp.	77,997	4,541,765	350,986
Bunge Ltd.	43,988	3,053,907	227,598
Burlington Stores, Inc.	37,004	3,476,216	(72,218)
BWX Technologies, Inc.	51,380	2,445,688	59,087
CA, Inc.	92,964	2,952,317	252,152
Cabot Corp.	75,417	4,409,194	(379,664)
Cadence Design Systems, Inc.	70,821	2,184,828	186,967
CalAtlantic Group, Inc.	25,525	897,101	5,208
Campbell Soup Co.	9,629	546,638	(44,486)
Capital One Financial Corp.	77,802	6,500,054	(72,053)
Cardinal Health, Inc.	30,177	2,343,600	7,792
Carlisle Cos., Inc.	20,287	2,098,284	(162,905)
Cars.com, Inc.	8,396	230,059	(6,473)
Caterpillar, Inc.	49,718	5,179,055	163,641
CDK Global, Inc.	44,620	2,846,198	(77,080)
CDW Corp.	41,097	2,354,249	215,546
Celanese Corp.	52,893	4,867,107	154,554
Centene Corp.	97,775	7,121,136	689,131
CenturyLink, Inc.	26,408	659,394	(28,771)
Charles River Laboratories International, Inc.	55,031	4,837,527	728,859
Cheesecake Factory, Inc. (The)	5,894	347,154	(50,685)
Chemours Co. (The)	60,735	2,283,959	19,112
Chicago Bridge & Iron Co. NV	79,565	1,269,837	299,980
Chico’s FAS, Inc.	242,980	3,028,639	(739,768)
Cigna Corp.	21,050	3,158,874	364,685
Cirrus Logic, Inc.	103,098	6,603,992	(137,685)
Cisco Systems, Inc.	104,549	3,450,117	(177,733)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Citigroup, Inc.	116,807	$7,216,491	$595,561
Citrix Systems, Inc.	9,889	815,884	(28,917)
CNO Financial Group, Inc.	106,809	2,184,762	45,410
Coach, Inc.	31,408	1,471,255	15,600
Colfax Corp.	22,295	867,606	10,148
Colony NorthStar, Inc.	135,250	1,857,286	48,387
Comerica, Inc.	36,964	2,486,199	221,045
Commerce Bancshares, Inc.	62,574	3,437,881	118,199
Commercial Metals Co.	56,476	1,024,808	72,521
CommScope Holding Co., Inc.	52,669	2,144,444	(141,442)
comScore, Inc.	5,281	116,340	22,286
Conagra Brands, Inc.	125,979	4,880,909	(375,900)
ConocoPhillips	24,381	1,176,673	(104,884)
Consolidated Edison, Inc.	64,399	5,057,253	147,474
Constellation Brands, Inc.	20,475	3,562,749	403,872
Convergys Corp.	145,167	3,062,599	389,473
CoreLogic, Inc.	55,581	2,255,985	155,119
Corning, Inc.	135,007	3,616,989	439,971
Costco Wholesale Corp.	1,885	326,993	(25,525)
Crane Co.	52,532	3,900,285	269,705
Crown Castle International Corp.	2,062	205,848	724
Cullen/Frost Bankers, Inc.	3,310	291,081	19,761
Cummins, Inc.	41,465	6,212,286	514,166
Curtiss-Wright Corp.	45,357	4,031,560	131,306
Dana, Inc.	192,788	3,437,297	867,660
DaVita, Inc.	22,272	1,440,465	1,870
Delta Air Lines, Inc.	82,218	3,821,738	596,657
Deluxe Corp.	17,556	1,193,281	21,945
Devon Energy Corp.	126,163	4,416,143	(382,712)
Dick’s Sporting Goods, Inc.	33,803	1,625,586	(279,213)
Dillard’s, Inc.	17,498	950,841	58,619
Discover Financial Services	42,627	2,818,497	(167,524)
Dolby Laboratories, Inc.	42,197	2,157,695	(91,730)
Domtar Corp.	11,419	418,164	20,554
Dover Corp.	7,401	608,351	(14,642)
Dow Chemical Co. (The)	4,728	300,323	(2,128)
DR Horton, Inc.	211,807	7,069,808	252,360
Dr Pepper Snapple Group, Inc.	17,027	1,650,257	(98,927)
DST Systems, Inc.	44,580	2,678,366	72,220
DTE Energy Co.	47,747	4,924,148	127,007
DXC Technology Co.	2,719	211,338	(2,736)
Eastman Chemical Co.	69,686	5,668,225	184,703
Eaton Corp. plc	22,663	1,691,793	72,068
eBay, Inc.	413,443	13,950,163	487,266
Edison International	41,538	3,345,774	(97,918)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Electronic Arts, Inc.	15,924	$1,407,682	$275,804
Eli Lilly & Co.	20,301	1,703,406	(32,633)
EMCOR Group, Inc.	23,777	1,473,936	80,604
Emerson Electric Co.	40,308	2,426,514	(23,351)
Endo International plc	157,315	1,725,893	31,316
Energen Corp.	10,335	556,643	(46,404)
EnerSys	19,956	1,542,074	(96,262)
Ensco plc	1,026,755	7,218,572	(1,920,516)
EPR Properties	15,983	1,186,733	(38,035)
Esterline Technologies Corp.	40,721	3,410,384	449,967
Euronet Worldwide, Inc.	7,000	601,416	10,174
Everest Re Group Ltd.	31,701	7,687,231	383,527
Exelon Corp.	105,885	3,811,748	7,524
Express Scripts Holding Co.	34,781	2,222,457	(2,038)
Extended Stay America, Inc.	116,931	2,208,654	55,130
F5 Networks, Inc.	3,086	398,602	(6,495)
Fair Isaac Corp.	12,753	1,648,725	129,170
FedEx Corp.	8,041	1,574,830	172,721
Fiserv, Inc.	10,925	1,264,243	72,322
Flex Ltd.	415,322	6,829,861	(55,960)
FLIR Systems, Inc.	50,929	1,803,663	(38,463)
Foot Locker, Inc.	77,407	5,634,654	(1,820,037)
Ford Motor Co.	347,128	3,897,353	(12,991)
Franklin Resources, Inc.	114,015	4,786,346	320,386
Freeport-McMoRan, Inc.	71,087	802,458	51,297
FTI Consulting, Inc.	46,135	1,865,060	(252,180)
GameStop Corp.	80,021	1,693,129	36,124
General Dynamics Corp.	13,552	2,518,639	166,012
General Motors Co.	380,378	13,002,928	283,676
Genpact Ltd.	132,644	3,252,018	439,465
Gilead Sciences, Inc.	282,190	18,841,364	1,132,044
Goldman Sachs Group, Inc. (The)	41,906	9,401,738	(102,796)
Goodyear Tire & Rubber Co. (The)	42,360	1,472,231	8,674
Graham Holdings Co.	1,162	694,702	2,092
Graphic Packaging Holding Co.	142,044	1,846,572	110,794
Great Plains Energy, Inc.	25,629	749,648	769
Greif, Inc.	20,980	1,156,097	14,167
Hain Celestial Group, Inc. (The)	8,773	291,088	49,480
Halliburton Co.	9,206	397,213	(4,024)
Hanover Insurance Group, Inc. (The)	2,543	224,369	1,017
Hasbro, Inc.	4,828	466,192	72,179
Hawaiian Electric Industries, Inc.	32,794	1,108,437	(46,567)
HCA Healthcare, Inc.	37,726	3,337,619	(47,912)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HCP, Inc.	94,324	$2,954,306	$60,289
HD Supply Holdings, Inc.	41,330	1,667,252	(401,314)
Healthcare Trust of America, Inc.	9,191	286,432	(500)
Herman Miller, Inc.	71,459	2,268,823	(96,470)
Hewlett Packard Enterprise Co.	599,765	10,682,353	(732,252)
Hilton Worldwide Holdings, Inc.	23,653	1,533,375	(70,437)
Home Depot, Inc. (The)	1,406	206,176	9,505
Honeywell International, Inc.	40,254	4,974,187	391,269
HP, Inc.	367,152	6,490,276	(72,459)
HSN, Inc.	8,796	311,407	(30,815)
Hubbell, Inc.	24,645	2,870,896	(81,821)
Humana, Inc.	21,490	4,801,531	369,393
Huntington Ingalls Industries, Inc.	46,249	9,188,289	(578,575)
Hyatt Hotels Corp.	26,842	1,433,631	75,158
IAC/InterActiveCorp	17,339	1,293,112	496,967
IDACORP, Inc.	2,672	223,059	4,997
Ingersoll-Rand plc	100,666	8,241,525	958,340
Ingredion, Inc.	41,262	4,989,814	(70,971)
Intel Corp.	120,078	4,316,714	(265,282)
InterDigital, Inc.	33,710	2,912,544	(306,761)
International Business Machines Corp.	56,682	9,014,203	(294,811)
International Game Technology plc	193,595	4,236,066	(693,277)
Intuit, Inc.	18,937	2,352,823	162,200
Invesco Ltd.	89,248	2,903,658	236,979
ITT, Inc.	55,003	2,158,965	51,055
Jabil, Inc.	131,541	3,683,148	156,534
Jack Henry & Associates, Inc.	14,740	1,363,303	167,741
Jacobs Engineering Group, Inc.	26,611	1,445,243	2,129
Jazz Pharmaceuticals plc	2,448	374,446	6,218
JetBlue Airways Corp.	136,614	2,934,994	183,904
John Wiley & Sons, Inc.	27,046	1,423,972	2,705
Johnson & Johnson	63,822	7,892,310	550,703
JPMorgan Chase & Co.	143,815	12,398,195	746,496
Juniper Networks, Inc.	284,965	8,171,323	(226,498)
KB Home	23,459	456,043	106,269
KeyCorp	46,668	802,690	71,869
Kimberly-Clark Corp.	18,135	2,388,380	(46,970)
Kimco Realty Corp.	35,745	675,666	(19,745)
Kohl’s Corp.	57,548	2,305,260	(79,879)
Kroger Co. (The)	63,398	1,924,573	(446,131)
L3 Technologies, Inc.	33,948	5,513,495	158,537
Laboratory Corp. of America Holdings	26,644	3,826,307	280,599
Lam Research Corp.	8,600	1,226,417	(10,119)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lancaster Colony Corp.	13,447	$1,727,402	$(78,530)
Landstar System, Inc.	11,005	948,081	(6,053)
Las Vegas Sands Corp.	48,235	2,773,705	308,029
Lear Corp.	74,003	9,850,539	663,807
Legg Mason, Inc.	33,205	1,221,983	45,120
Liberty Interactive Corp. QVC Group	12,551	302,230	5,771
Liberty Property Trust	13,780	558,502	2,482
Lincoln Electric Holdings, Inc.	5,295	450,763	36,853
Lincoln National Corp.	60,609	3,973,430	122,527
Lockheed Martin Corp.	6,513	1,751,210	56,863
Lowe’s Cos., Inc.	7,050	575,421	(28,835)
LyondellBasell Industries NV	142,736	12,166,675	(121,184)
Macy’s, Inc.	96,658	2,595,724	(349,393)
Mallinckrodt plc	33,492	1,455,589	45,187
Manhattan Associates, Inc.	12,932	607,349	14,163
ManpowerGroup, Inc.	47,727	4,700,896	627,824
Marathon Petroleum Corp.	56,171	2,789,820	149,609
Marvell Technology Group Ltd.	284,217	4,755,599	(60,334)
Maxim Integrated Products, Inc.	44,055	1,952,996	25,074
McKesson Corp.	47,647	6,928,988	910,849
Medtronic plc	4,317	360,576	22,558
Merck & Co., Inc.	151,724	9,645,095	78,896
Meredith Corp.	4,515	274,088	(5,672)
MetLife, Inc.	7,232	375,341	21,985
MGM Resorts International	45,749	1,446,647	(15,161)
Michael Kors Holdings Ltd.	68,637	2,461,261	26,830
Micron Technology, Inc.	155,300	4,337,658	299,600
Microsemi Corp.	5,338	257,264	(7,446)
Microsoft Corp.	104,061	6,986,370	186,555
Molina Healthcare, Inc.	47,590	2,713,551	578,725
Molson Coors Brewing Co.	102,964	9,289,819	(399,907)
MSA Safety, Inc.	15,494	1,180,751	76,897
MSC Industrial Direct Co., Inc.	22,448	2,304,736	(375,106)
MSCI, Inc.	11,909	1,165,296	61,212
Murphy Oil Corp.	12,146	305,429	5,873
Mylan NV	28,487	1,124,460	(18,594)
Nabors Industries Ltd.	90,843	732,498	6,964
Nasdaq, Inc.	39,798	2,749,644	95,515
National Retail Properties, Inc.	68,538	2,934,014	(254,179)
Navient Corp.	58,232	845,664	123,899
NCR Corp.	16,245	662,012	1,434
NetApp, Inc.	24,405	981,502	(4,082)
NeuStar, Inc.	65,693	2,179,488	11,373

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Norfolk Southern Corp.	7,019	$805,290	$48,922
Northrop Grumman Corp.	30,624	7,256,790	604,698
Nu Skin Enterprises, Inc.	96,897	5,294,926	794,082
Nuance Communications, Inc.	14,909	259,788	(222)
NVR, Inc.	2,688	5,775,132	704,588
Oceaneering International, Inc.	112,717	2,990,311	(415,855)
Office Depot, Inc.	55,591	306,274	7,259
Oil States International, Inc.	8,342	239,280	(12,794)
Omnicom Group, Inc.	30,617	2,533,164	4,985
ON Semiconductor Corp.	127,596	1,846,014	(54,566)
ONE Gas, Inc.	19,692	1,343,388	31,310
Oracle Corp.	93,632	4,195,733	498,976
Orbital ATK, Inc.	9,860	948,433	21,396
Oshkosh Corp.	81,470	5,478,859	132,795
Owens Corning	77,983	4,695,356	523,266
Parker-Hannifin Corp.	36,180	5,781,926	362
Patterson-UTI Energy, Inc.	58,866	1,194,162	(5,657)
PepsiCo, Inc.	7,680	859,699	27,264
Pfizer, Inc.	379,036	12,888,136	(156,317)
PG&E Corp.	46,908	3,165,352	(52,068)
Pilgrim’s Pride Corp.	42,816	964,216	(25,690)
Pinnacle Foods, Inc.	24,639	1,512,970	(49,414)
Pinnacle West Capital Corp.	32,110	2,697,882	36,605
Pitney Bowes, Inc.	74,152	1,165,597	(45,902)
Plantronics, Inc.	18,202	957,607	(5,461)
PNC Financial Services Group, Inc. (The)	69,754	8,249,978	460,204
Popular, Inc.	160,523	6,406,884	288,531
ProAssurance Corp.	4,712	283,306	3,184
Procter & Gamble Co. (The)	108,006	9,467,791	(55,068)
Prologis, Inc.	13,554	726,083	68,723
Prudential Financial, Inc.	18,392	1,943,133	45,778
Public Service Enterprise Group, Inc.	183,604	8,155,690	(258,882)
PulteGroup, Inc.	116,403	2,782,265	73,100
PVH Corp.	27,596	2,814,240	345,502
QEP Resources, Inc.	97,978	1,127,507	(137,929)
QIAGEN NV	72,447	2,359,601	69,547
QUALCOMM, Inc.	5,808	320,510	208
Quanta Services, Inc.	67,324	2,318,328	(102,022)
Raymond James Financial, Inc.	19,177	1,453,928	84,450
Raytheon Co.	48,735	7,335,673	534,055
Red Hat, Inc.	8,287	748,839	44,641
Regal Beloit Corp.	28,576	2,182,240	148,133

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regions Financial Corp.	228,471	$3,283,094	$61,721
Reinsurance Group of America, Inc.	49,353	6,156,615	179,817
Reliance Steel & Aluminum Co.	45,918	3,592,624	(249,335)
RenaissanceRe Holdings Ltd.	6,045	851,794	(11,237)
Republic Services, Inc.	8,193	513,619	8,521
Rockwell Automation, Inc.	15,627	2,424,998	105,951
Ross Stores, Inc.	38,234	2,417,673	(210,424)
Rowan Cos. plc	38,999	564,540	(165,190)
Ryder System, Inc.	15,260	1,039,653	58,762
Santander Consumer USA Holdings, Inc.	84,633	1,020,141	59,776
SCANA Corp.	62,391	4,164,599	16,222
Science Applications International Corp.	10,506	763,786	(34,460)
Scripps Networks Interactive, Inc.	20,754	1,526,975	(109,270)
Seagate Technology plc	143,702	6,229,991	(661,538)
Skyworks Solutions, Inc.	15,018	1,639,518	(198,541)
SLM Corp.	111,052	1,291,448	(14,350)
Sonoco Products Co.	38,878	2,020,490	(21,383)
Southwest Airlines Co.	7,865	451,439	37,292
Southwest Gas Holdings, Inc.	2,817	238,375	(32,565)
Spirit AeroSystems Holdings, Inc.	162,207	9,180,150	218,124
Stanley Black & Decker, Inc.	14,009	1,836,580	134,907
Staples, Inc.	171,470	1,515,869	210,834
Starbucks Corp.	20,562	1,186,485	12,486
State Street Corp.	18,325	1,440,528	203,774
Steel Dynamics, Inc.	70,816	2,414,826	121,095
STORE Capital Corp.	92,635	2,086,073	(6,417)
SunTrust Banks, Inc.	58,871	3,226,131	113,032
Synaptics, Inc.	18,840	905,450	68,766
SYNNEX Corp.	41,308	4,358,347	596,961
Synopsys, Inc.	57,215	4,088,012	84,678
Synovus Financial Corp.	22,063	889,580	86,487
Target Corp.	5,500	307,516	(19,921)
TE Connectivity Ltd.	50,235	3,792,975	159,514
Tech Data Corp.	68,401	6,142,572	765,929
TEGNA, Inc.	103,131	1,552,191	(66,073)
Teradata Corp.	10,615	298,801	14,235
Teradyne, Inc.	34,943	1,105,677	(56,339)
Terex Corp.	39,354	1,384,337	91,438
Texas Instruments, Inc.	58,537	4,674,249	(170,997)
Textron, Inc.	47,610	2,236,411	6,020
Thor Industries, Inc.	34,558	3,137,521	474,481
Timken Co. (The)	71,255	3,094,721	200,823

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TJX Cos., Inc. (The)	53,352	$4,044,600	$(194,186)
Toll Brothers, Inc.	33,637	1,199,824	129,174
Torchmark Corp.	22,073	1,677,884	10,701
Toro Co. (The)	18,168	1,120,602	138,258
Travelers Cos., Inc. (The)	26,901	3,271,294	132,489
Trinity Industries, Inc.	25,057	661,944	40,404
Tupperware Brands Corp.	30,037	2,049,477	60,022
Tyson Foods, Inc.	63,955	3,962,012	43,489
UGI Corp.	82,834	4,135,902	(125,908)
UMB Financial Corp.	3,747	274,618	5,883
Union Pacific Corp.	19,611	2,093,670	42,164
United Continental Holdings, Inc.	57,947	4,205,985	154,526
United Rentals, Inc.	34,470	3,713,484	171,630
United Therapeutics Corp.	69,991	8,687,936	391,996
UnitedHealth Group, Inc.	58,721	9,715,061	1,172,987
Universal Health Services, Inc.	7,668	933,413	2,696
Unum Group	86,343	3,976,959	49,216
Urban Outfitters, Inc.	33,882	745,743	(117,571)
US Bancorp	27,875	1,422,740	24,530
Vail Resorts, Inc.	2,155	409,342	27,756
Valero Energy Corp.	23,134	1,540,074	20,546
Validus Holdings Ltd.	34,544	1,896,504	(101,252)
Vectren Corp.	4,088	240,456	(1,553)
Ventas, Inc.	5,879	379,666	28,807
Verizon Communications, Inc.	56,658	2,672,026	(141,679)
Versum Materials, Inc.	53,707	1,613,358	132,119
Vertex Pharmaceuticals, Inc.	43,798	5,229,032	415,217
Vishay Intertechnology, Inc.	101,454	1,602,973	81,163
Waddell & Reed Financial, Inc.	19,588	326,532	43,289
Walgreens Boots Alliance, Inc.	18,373	1,505,391	(66,602)
Wal-Mart Stores, Inc.	125,591	9,053,921	450,806
Walt Disney Co. (The)	24,636	2,759,569	(141,994)
Waste Management, Inc.	49,301	3,612,284	3,944
Waters Corp.	13,844	2,150,942	394,139
Watsco, Inc.	8,324	1,173,268	110,293
WellCare Health Plans, Inc.	69,614	9,955,212	2,544,678
WESCO International, Inc.	49,055	3,206,889	(396,037)
West Pharmaceutical Services, Inc.	6,939	556,161	99,713
Western Digital Corp.	50,738	4,425,537	69,850

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Union Co. (The)	25,478	$500,897	$(15,542)
Westlake Chemical Corp.	6,750	440,910	6,008
WestRock Co.	29,812	1,538,299	150,849
Whirlpool Corp.	14,661	2,427,862	381,479
Williams Cos., Inc. (The)	34,983	1,033,727	25,559
Woodward, Inc.	22,462	1,524,973	(6,991)
World Fuel Services Corp.	56,301	2,028,562	136,211
Worthington Industries, Inc.	52,288	2,269,299	356,604
WW Grainger, Inc.	10,271	1,790,999	63,224
Wyndham Worldwide Corp.	28,718	2,422,363	461,211
Xerox Corp.	235,374	6,716,374	45,921
Zimmer Biomet Holdings, Inc.	12,303	1,567,641	12,065

			33,875,150

Total of Long Equity Positions			34,305,098

Short Positions

Common Stocks
Argentina
MercadoLibre, Inc.	(3,588)	(775,892)	(124,265)

Australia
Atlassian Corp. plc	(67,504)	(2,128,412)	(246,379)

Canada
Waste Connections, Inc.	(23,377)	(1,399,146)	(106,800)

Ghana
Kosmos Energy Ltd.	(845,426)	(5,586,316)	167,135

Ireland
XL Group Ltd.	(17,924)	(705,847)	(79,224)

United States
3D Systems Corp.	(15,152)	(219,318)	(64,024)
ABIOMED, Inc.	(5,235)	(725,946)	(24,229)
Acadia Healthcare Co., Inc.	(227,273)	(10,005,579)	(1,217,162)
ACI Worldwide, Inc.	(109,142)	(2,332,586)	(108,921)
Acuity Brands, Inc.	(41,778)	(7,144,478)	(1,348,154)
Acxiom Corp.	(9,858)	(273,832)	17,722
Advance Auto Parts, Inc.	(63,460)	(8,813,230)	1,414,429
Advanced Micro Devices, Inc.	(361,291)	(4,473,366)	(35,546)
AECOM	(15,551)	(526,361)	23,597
Agios Pharmaceuticals, Inc.	(67,021)	(3,488,579)	40,348

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Air Lease Corp.	(48,428)	$(1,843,654)	$34,384
Alaska Air Group, Inc.	(11,421)	(961,411)	(63,738)
Align Technology, Inc.	(13,829)	(1,742,620)	(333,389)
Alkermes plc	(91,738)	(5,293,887)	(24,165)
Allegheny Technologies, Inc.	(257,794)	(4,527,259)	142,183
Allegion plc	(3,738)	(284,306)	(18,920)
Allergan plc	(25,748)	(6,123,658)	(135,423)
Alliance Data Systems Corp.	(25,746)	(6,512,828)	(95,912)
Alliant Energy Corp.	(55,637)	(2,253,590)	18,652
Allscripts Healthcare Solutions, Inc.	(137,623)	(1,684,551)	(71,519)
Alnylam Pharmaceuticals, Inc.	(66,176)	(3,189,239)	(2,088,959)
AMERCO	(2,092)	(763,120)	(2,678)
American Airlines Group, Inc.	(138,805)	(6,716,453)	(268,214)
American Homes 4 Rent	(11,236)	(249,689)	(3,908)
AmerisourceBergen Corp.	(4,477)	(424,647)	1,436
AMETEK, Inc.	(30,127)	(1,617,519)	(207,274)
Amphenol Corp.	(33,918)	(2,362,375)	(141,452)
AmTrust Financial Services, Inc.	(44,692)	(664,774)	(11,863)
Antero Resources Corp.	(145,044)	(3,232,527)	98,126
Aon plc	(7,147)	(975,397)	25,203
Apache Corp.	(36,565)	(1,745,619)	(6,941)
AptarGroup, Inc.	(10,448)	(794,884)	(112,629)
Aqua America, Inc.	(13,122)	(426,465)	(10,498)
Arconic, Inc.	(62,234)	(1,632,442)	222,842
Arista Networks, Inc.	(48,929)	(6,718,182)	(610,893)
Armstrong World Industries, Inc.	(61,035)	(2,719,713)	(87,897)
ARRIS International plc	(52,111)	(1,343,666)	(116,484)
Arthur J Gallagher & Co.	(38,299)	(2,143,335)	(49,283)
Artisan Partners Asset Management, Inc.	(68,605)	(1,842,044)	(264,129)
athenahealth, Inc.	(15,470)	(1,752,442)	(421,867)
Autodesk, Inc.	(33,858)	(2,828,497)	(585,066)
AutoZone, Inc.	(9,320)	(5,729,075)	412,388
Avangrid, Inc.	(15,070)	(655,364)	(9,977)
Avis Budget Group, Inc.	(200,214)	(5,348,819)	(111,017)
Axalta Coating Systems Ltd.	(145,094)	(4,572,308)	(76,503)
Ball Corp.	(427,028)	(15,895,308)	(2,129,543)
Bank of Hawaii Corp.	(3,721)	(304,680)	(4,051)
Bank of the Ozarks, Inc.	(149,861)	(7,443,129)	419,144
BankUnited, Inc.	(10,512)	(383,793)	29,434
Belden, Inc.	(3,469)	(262,122)	456
Berry Global Group, Inc.	(9,426)	(547,463)	10,087

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BioMarin Pharmaceutical, Inc.	(42,227)	$(3,636,589)	$(198,467)
Bio-Techne Corp.	(31,352)	(3,112,627)	(571,233)
Black Hills Corp.	(75,326)	(5,117,338)	35,093
Blue Buffalo Pet Products, Inc.	(206,239)	(4,830,781)	126,470
Brookdale Senior Living, Inc.	(99,448)	(1,311,974)	(150,906)
Brown & Brown, Inc.	(5,805)	(241,140)	(8,882)
Brown-Forman Corp.	(103,640)	(4,736,348)	(300,556)
Cabot Oil & Gas Corp.	(104,884)	(2,563,649)	(66,842)
Calpine Corp.	(30,718)	(323,599)	(92,015)
CarMax, Inc.	(127,490)	(7,518,089)	(521,431)
Casey’s General Stores, Inc.	(40,900)	(4,522,545)	141,746
Catalent, Inc.	(71,503)	(1,984,923)	(524,832)
Cathay General Bancorp	(8,839)	(321,740)	(13,700)
CF Industries Holdings, Inc.	(284,480)	(8,134,788)	180,727
CH Robinson Worldwide, Inc.	(24,708)	(1,887,938)	190,993
Charles Schwab Corp. (The)	(115,223)	(4,549,004)	(400,976)
Charter Communications, Inc.	(13,877)	(4,620,331)	(54,137)
Chemical Financial Corp.	(24,823)	(1,185,422)	(16,260)
Cheniere Energy, Inc.	(190,882)	(8,943,378)	(354,484)
Chesapeake Energy Corp.	(43,502)	(236,422)	20,217
Chevron Corp.	(19,932)	(2,092,972)	13,466
Churchill Downs, Inc.	(2,247)	(381,965)	(29,910)
Ciena Corp.	(60,128)	(1,349,935)	(154,468)
Cimarex Energy Co.	(10,489)	(1,220,892)	234,821
Cincinnati Financial Corp.	(14,495)	(1,017,915)	(32,248)
Citizens Financial Group, Inc.	(43,929)	(1,568,701)	1,315
Clean Harbors, Inc.	(52,858)	(2,926,368)	(24,694)
Cognex Corp.	(36,805)	(3,111,948)	(12,796)
CommVault Systems, Inc.	(8,428)	(478,474)	2,713
Compass Minerals International, Inc.	(69,834)	(4,716,318)	156,158
Concho Resources, Inc.	(32,549)	(4,141,860)	186,180
Conduent, Inc.	(169,936)	(2,796,785)	88,005
CONSOL Energy, Inc.	(138,511)	(2,178,863)	109,509
Copart, Inc.	(141,151)	(4,255,771)	(231,419)
Core Laboratories NV	(41,593)	(4,769,491)	557,368
CoStar Group, Inc.	(12,112)	(2,677,826)	(514,897)
Coty, Inc.	(300,799)	(5,219,272)	(423,717)
Cousins Properties, Inc.	(410,028)	(3,447,501)	(156,645)
Covanta Holding Corp.	(296,815)	(4,585,792)	667,834
Cree, Inc.	(20,076)	(486,241)	(8,633)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CSX Corp.	(95,399)	$(4,647,793)	$(557,177)
Cypress Semiconductor Corp.	(570,288)	(7,705,315)	(79,117)
CyrusOne, Inc.	(18,549)	(1,006,526)	(27,581)
DCT Industrial Trust, Inc.	(4,520)	(230,635)	(10,914)
DDR Corp.	(33,219)	(296,994)	(4,302)
Dean Foods Co.	(13,427)	(244,190)	15,931
Denbury Resources, Inc.	(162,419)	(393,903)	145,402
DENTSPLY SIRONA, Inc.	(22,602)	(1,401,098)	(64,416)
DexCom, Inc.	(196,150)	(15,234,389)	886,017
Diebold Nixdorf, Inc.	(183,272)	(5,232,416)	100,800
Discovery Communications, Inc.	(21,922)	(643,630)	77,385
DISH Network Corp.	(4,437)	(283,092)	4,626
Dollar General Corp.	(101,609)	(7,277,845)	(47,147)
Dominion Energy, Inc.	(168,463)	(13,121,883)	212,563
Domino’s Pizza, Inc.	(16,474)	(3,313,690)	(171,056)
Donaldson Co., Inc.	(7,646)	(341,012)	(7,187)
Dunkin’ Brands Group, Inc.	(72,130)	(3,862,527)	(113,279)
Dycom Industries, Inc.	(40,439)	(3,809,438)	189,339
East West Bancorp, Inc.	(13,536)	(784,461)	(8,478)
Ecolab, Inc.	(26,284)	(3,281,032)	(208,169)
Empire State Realty Trust, Inc.	(47,065)	(983,903)	6,363
Envision Healthcare Corp.	(172,167)	(10,288,651)	(501,055)
EOG Resources, Inc.	(19,279)	(1,815,761)	70,626
EQT Corp.	(100,955)	(5,884,683)	(30,270)
Equinix, Inc.	(7,366)	(3,128,879)	(32,314)
Essex Property Trust, Inc.	(6,627)	(1,567,705)	(137,224)
Exxon Mobil Corp.	(44,874)	(3,670,106)	47,428
FactSet Research Systems, Inc.	(2,407)	(387,310)	(12,685)
Fastenal Co.	(283,346)	(13,524,259)	1,190,208
FireEye, Inc.	(304,132)	(3,711,408)	(914,440)
First Data Corp.	(530,083)	(7,866,432)	(1,781,079)
First Horizon National Corp.	(55,060)	(994,384)	35,238
FirstEnergy Corp.	(98,930)	(2,836,314)	(48,485)
Fitbit, Inc.	(449,387)	(2,478,409)	92,164
Flowserve Corp.	(55,306)	(2,637,543)	69,686
FNB Corp.	(335,300)	(4,715,274)	(32,574)
FNF Group	(21,851)	(840,608)	(138,972)
Garmin Ltd.	(4,346)	(225,922)	4,146
Gartner, Inc.	(14,185)	(1,588,218)	(163,771)
Genesee & Wyoming, Inc.	(35,225)	(2,384,422)	(24,616)
Gentex Corp.	(20,527)	(411,772)	22,374
Global Payments, Inc.	(47,284)	(3,676,331)	(594,360)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
GoDaddy, Inc.	(52,802)	$(1,960,371)	$(279,490)
Graco, Inc.	(10,959)	(1,038,831)	(158,769)
Granite Construction, Inc.	(79,099)	(3,955,551)	139,815
Groupon, Inc.	(124,856)	(424,885)	(54,562)
Guidewire Software, Inc.	(86,945)	(5,244,566)	(729,425)
H&R Block, Inc.	(63,575)	(1,742,556)	(222,547)
Halyard Health, Inc.	(46,983)	(1,798,039)	(47,453)
Hanesbrands, Inc.	(29,122)	(598,732)	(75,734)
Harley-Davidson, Inc.	(21,468)	(1,163,197)	3,495
HealthSouth Corp.	(9,939)	(430,449)	(50,599)
HEICO Corp.	(40,893)	(2,848,105)	(89,648)
Helmerich& Payne, Inc.	(84,511)	(5,209,532)	617,204
Henry Schein, Inc.	(15,911)	(2,676,071)	(235,960)
Herc Holdings, Inc.	(31,532)	(1,352,796)	112,958
Hess Corp.	(147,832)	(6,814,470)	329,081
Hilton Grand Vacations, Inc.	(7,414)	(267,037)	(312)
Hologic, Inc.	(7,187)	(327,695)	1,549
Hormel Foods Corp.	(15,637)	(538,851)	5,473
Howard Hughes Corp. (The)	(24,735)	(2,874,454)	(163,993)
IDEX Corp.	(2,325)	(214,411)	(48,337)
IHS Markit Ltd.	(127,480)	(5,451,732)	(162,488)
Illumina, Inc.	(70,011)	(11,897,787)	(250,521)
Incyte Corp.	(7,004)	(899,616)	17,742
International Flavors & Fragrances, Inc.	(14,907)	(1,964,295)	(48,150)
Ionis Pharmaceuticals, Inc.	(11,134)	(525,283)	(41,104)
IPG Photonics Corp.	(20,245)	(2,395,996)	(541,554)
j2 Global, Inc.	(3,270)	(282,672)	4,428
Jones Lang LaSalle, Inc.	(8,396)	(996,696)	(52,804)
Juno Therapeutics, Inc.	(14,937)	(355,914)	(90,553)
KBR, Inc.	(116,704)	(1,700,287)	(75,948)
Kirby Corp.	(9,858)	(689,567)	30,560
KLX, Inc.	(115,198)	(5,114,478)	(645,422)
Knowles Corp.	(215,582)	(3,999,046)	351,399
Kraft Heinz Co. (The)	(21,075)	(1,922,237)	117,374
L Brands, Inc.	(53,176)	(2,400,353)	(465,301)
Lamar Advertising Co.	(5,326)	(371,883)	(19,950)
Lamb Weston Holdings, Inc.	(30,060)	(1,297,988)	(25,855)
LaSalle Hotel Properties	(9,898)	(289,679)	(5,281)
Leggett & Platt, Inc.	(6,144)	(328,696)	5,952
Liberty Broadband Corp.	(15,790)	(1,384,908)	15,126
Liberty Expedia Holdings, Inc.	(7,323)	(334,071)	(61,518)
LifePoint Health, Inc.	(3,089)	(198,172)	(9,255)
Lions Gate Entertainment Corp.	(11,867)	(281,841)	(30,024)
LivaNova plc	(26,159)	(1,331,855)	(269,338)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Live Nation Entertainment, Inc.	(94,297)	$(3,020,065)	$(266,185)
Loews Corp.	(61,049)	(2,869,303)	11,599
LogMeIn, Inc.	(14,831)	(1,674,090)	124,250
Louisiana-Pacific Corp.	(8,972)	(216,408)	93
Macquarie Infrastructure Corp.	(96,916)	(7,695,136)	96,921
Madison Square Garden Co. (The)	(26,120)	(5,142,635)	(393)
Marathon Oil Corp.	(19,977)	(275,730)	39,002
Markel Corp.	(3,670)	(3,566,193)	(15,214)
Martin Marietta Materials, Inc.	(17,538)	(3,849,289)	(54,319)
Mastercard, Inc.	(2,489)	(306,054)	3,764
Mattel, Inc.	(128,908)	(3,206,994)	431,604
MAXIMUS, Inc.	(8,848)	(543,975)	(10,175)
MB Financial, Inc.	(18,271)	(792,025)	(12,629)
McCormick & Co., Inc. (Non-Voting)	(6,282)	(632,220)	19,663
McDonald’s Corp.	(6,914)	(1,059,330)	382
MDU Resources Group, Inc.	(51,962)	(1,416,484)	55,080
MEDNAX, Inc.	(40,312)	(2,752,100)	318,465
Mercury General Corp.	(42,271)	(2,458,179)	175,545
Mettler-Toledo International, Inc.	(1,073)	(599,230)	(32,273)
Michaels Cos., Inc. (The)	(37,026)	(806,447)	120,726
Microchip Technology, Inc.	(24,218)	(1,768,398)	(100,747)
Middleby Corp. (The)	(46,159)	(6,123,877)	515,097
Minerals Technologies, Inc.	(2,939)	(219,984)	4,849
Monolithic Power Systems, Inc.	(10,847)	(1,033,341)	(12,310)
Monster Beverage Corp.	(4,459)	(204,802)	(16,721)
Moody’s Corp.	(15,527)	(1,755,638)	(133,687)
Motorola Solutions, Inc.	(25,517)	(2,139,090)	(74,254)
Murphy USA, Inc.	(7,321)	(482,761)	(59,799)
National Fuel Gas Co.	(97,270)	(5,626,584)	195,027
National Instruments Corp.	(85,454)	(2,807,457)	(629,503)
National Oilwell Varco, Inc.	(49,658)	(1,918,125)	282,390
NetScout Systems, Inc.	(156,392)	(5,794,213)	414,328
Neurocrine Biosciences, Inc.	(107,793)	(4,618,816)	(339,662)
New Jersey Resources Corp.	(62,619)	(2,548,263)	62,289
Newell Brands, Inc.	(70,947)	(3,359,216)	(444,962)
Newfield Exploration Co.	(150,543)	(5,046,429)	761,975
NewMarket Corp.	(635)	(287,011)	(5,394)
Newmont Mining Corp.	(37,341)	(1,277,614)	68,139
NextEra Energy, Inc.	(15,556)	(2,212,212)	32,350

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nielsen Holdings plc	(28,733)	$(1,202,189)	$91,371
NiSource, Inc.	(95,763)	(2,467,154)	38,604
Noble Corp. plc	(94,892)	(367,378)	23,869
Noble Energy, Inc.	(42,275)	(1,439,041)	242,658
Nordson Corp.	(8,113)	(972,771)	(11,498)
Norwegian Cruise Line Holdings Ltd.	(94,527)	(4,725,215)	(406,656)
NOW, Inc.	(77,945)	(1,339,875)	86,519
NRG Energy, Inc.	(183,114)	(3,422,401)	269,178
Nucor Corp.	(23,434)	(1,393,455)	37,329
NuVasive, Inc.	(85,777)	(6,327,146)	(270,821)
NVIDIA Corp.	(2,301)	(365,880)	33,248
Occidental Petroleum Corp.	(29,896)	(1,896,303)	106,430
OGE Energy Corp.	(53,196)	(1,876,755)	26,066
Old Dominion Freight Line, Inc.	(7,244)	(606,105)	(83,813)
Olin Corp.	(22,006)	(685,604)	19,262
OneMain Holdings, Inc.	(52,071)	(1,236,350)	(44,076)
ONEOK, Inc.	(171,929)	(9,525,896)	558,080
OPKO Health, Inc.	(258,764)	(1,888,882)	186,215
O’Reilly Automotive, Inc.	(37,778)	(9,289,763)	1,026,203
Owens-Illinois, Inc.	(127,109)	(2,561,192)	(479,255)
PacWest Bancorp	(59,035)	(3,023,990)	267,056
Palo Alto Networks, Inc.	(49,961)	(5,413,974)	(1,271,308)
Pandora Media, Inc.	(851,437)	(8,317,340)	722,522
Papa John’s International, Inc.	(21,257)	(1,619,710)	94,308
Paramount Group, Inc.	(40,968)	(684,036)	28,548
Parsley Energy, Inc.	(58,426)	(1,832,595)	211,273
Patheon NV	(35,466)	(926,639)	(310,415)
Patterson Cos., Inc.	(80,579)	(3,563,203)	(219,981)
PayPal Holdings, Inc.	(24,323)	(1,290,442)	(14,974)
PBF Energy, Inc.	(100,848)	(2,112,303)	(132,574)
Penske Automotive Group, Inc.	(26,910)	(1,193,505)	11,887
People’s United Financial, Inc.	(114,620)	(2,031,066)	6,877
Perrigo Co. plc	(100,903)	(7,013,940)	(606,255)
Platform Specialty Products Corp.	(410,205)	(5,205,501)	4,102
PNM Resources, Inc.	(45,472)	(1,725,823)	(13,481)
Pool Corp.	(3,864)	(470,190)	15,900
Post Holdings, Inc.	(58,906)	(5,001,371)	427,320
PPL Corp.	(24,068)	(902,791)	(27,678)
Premier, Inc.	(149,875)	(4,787,901)	(607,599)
Prestige Brands Holdings, Inc.	(62,272)	(3,400,217)	111,633
Primerica, Inc.	(18,040)	(1,444,796)	78,266
Principal Financial Group, Inc.	(11,712)	(728,018)	(22,370)
Prosperity Bancshares, Inc.	(3,358)	(225,590)	9,873
PTC, Inc.	(30,553)	(1,565,536)	(118,546)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Quintiles IMS Holdings, Inc.	(14,991)	$(1,294,991)	$(46,703)
Range Resources Corp.	(223,389)	(5,599,452)	423,529
Realogy Holdings Corp.	(18,567)	(532,873)	(69,626)
Regeneron Pharmaceuticals, Inc.	(8,997)	(3,670,724)	(748,063)
ResMed, Inc.	(24,220)	(1,677,477)	(208,534)
Rice Energy, Inc.	(93,570)	(1,970,634)	(521,135)
Rollins, Inc.	(73,107)	(2,720,205)	(255,981)
Roper Technologies, Inc.	(46,706)	(9,671,878)	(1,141,962)
RR Donnelley & Sons Co.	(166,871)	(2,027,808)	(64,755)
Sabre Corp.	(224,644)	(4,793,635)	(96,864)
salesforce.com, Inc.	(69,843)	(5,960,402)	(88,002)
Sally Beauty Holdings, Inc.	(136,761)	(2,669,847)	(99,563)
Schlumberger Ltd.	(98,328)	(6,986,950)	513,035
Scotts Miracle-Gro Co. (The)	(9,319)	(857,814)	24,136
Sealed Air Corp.	(57,100)	(2,543,519)	(12,277)
Seattle Genetics, Inc.	(6,884)	(430,117)	73,939
Sempra Energy	(62,454)	(6,834,966)	(206,723)
Sensata Technologies Holding NV	(107,240)	(4,390,503)	(190,789)
Service Corp. International	(25,122)	(759,941)	(80,390)
ServiceMaster Global Holdings, Inc.	(7,750)	(298,232)	(5,490)
ServiceNow, Inc.	(59,123)	(5,314,313)	(952,725)
Sherwin-Williams Co. (The)	(6,105)	(2,167,068)	24,457
Signature Bank	(6,409)	(914,628)	(5,255)
Signet Jewelers Ltd.	(98,345)	(6,449,433)	230,095
Silgan Holdings, Inc.	(10,598)	(305,699)	(31,105)
Six Flags Entertainment Corp.	(63,325)	(3,798,316)	23,512
SM Energy Co.	(23,665)	(386,300)	(4,882)
Snyder’s-Lance, Inc.	(164,195)	(6,425,641)	741,210
Sotheby’s	(55,389)	(2,481,763)	(490,965)
Southern Co. (The)	(84,621)	(4,267,437)	215,784
Spectrum Brands Holdings, Inc.	(3,757)	(513,845)	44,070
Spirit Airlines, Inc.	(32,468)	(1,797,766)	120,793
Spirit Realty Capital, Inc.	(307,054)	(2,302,364)	27,094
Splunk, Inc.	(109,637)	(6,581,526)	344,277
Sprint Corp.	(145,562)	(1,196,119)	1,055
Sprouts Farmers Market, Inc.	(284,622)	(6,446,688)	(5,692)
Square, Inc.	(410,494)	(7,556,440)	(2,073,749)
SS&C Technologies Holdings, Inc.	(139,318)	(4,867,771)	(483,433)
Stericycle, Inc.	(76,570)	(6,301,711)	457,889
STERIS plc	(44,777)	(3,107,076)	(542,249)
Stifel Financial Corp.	(57,585)	(2,692,419)	44,661

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sun Communities, Inc.	(2,649)	$(221,610)	$(10,680)
Superior Energy Services, Inc.	(201,513)	(2,642,356)	540,576
SVB Financial Group	(6,476)	(1,153,181)	14,765
Symantec Corp.	(105,579)	(3,098,255)	115,648
Tableau Software, Inc.	(39,035)	(2,101,433)	(290,242)
Targa Resources Corp.	(36,970)	(2,156,460)	485,416
Taubman Centers, Inc.	(5,916)	(382,351)	30,053
Tenet Healthcare Corp.	(92,867)	(1,590,438)	(205,610)
Tesla, Inc.	(8,946)	(3,270,904)	35,941
Tesoro Corp.	(13,151)	(1,191,392)	(39,542)
Tiffany & Co.	(6,748)	(626,012)	(7,423)
Time, Inc.	(22,232)	(417,962)	98,932
T-Mobile US, Inc.	(42,621)	(2,697,640)	113,955
Tractor Supply Co.	(133,970)	(7,770,158)	507,645
TransDigm Group, Inc.	(50,358)	(11,574,422)	(1,965,334)
Transocean Ltd.	(281,253)	(2,452,850)	138,138
TransUnion	(57,710)	(2,221,996)	(277,424)
TreeHouse Foods, Inc.	(103,205)	(8,903,968)	473,152
TRI Pointe Group, Inc.	(294,271)	(3,602,164)	(279,270)
Trimble, Inc.	(31,409)	(1,018,252)	(102,107)
TripAdvisor, Inc.	(128,942)	(5,426,060)	500,476
Twitter, Inc.	(406,739)	(6,311,667)	(956,759)
Tyler Technologies, Inc.	(35,393)	(5,413,335)	(804,153)
UDR, Inc.	(51,180)	(1,976,833)	(17,652)
Ulta Beauty, Inc.	(5,505)	(1,643,950)	62,143
Ultimate Software Group, Inc. (The)	(44,788)	(9,031,181)	(376,986)
United Natural Foods, Inc.	(42,537)	(1,748,244)	187,136
United States Steel Corp.	(167,189)	(3,569,141)	(132,424)
Uniti Group, Inc.	(139,797)	(3,580,123)	65,627
USG Corp.	(10,400)	(317,167)	15,359
Valley National Bancorp	(211,755)	(2,441,535)	(59,291)
Veeva Systems, Inc.	(23,317)	(1,179,833)	(249,732)
VEREIT, Inc.	(593,726)	(4,850,785)	17,856
VeriFone Systems, Inc.	(196,684)	(3,534,178)	(25,802)
VeriSign, Inc.	(4,714)	(413,276)	(24,937)
Verisk Analytics, Inc.	(34,172)	(2,733,933)	(149,159)
VF Corp.	(11,571)	(622,983)	(43,507)
ViaSat, Inc.	(87,250)	(5,562,332)	(213,619)
Visa, Inc.	(3,272)	(309,697)	2,848
Vista Outdoor, Inc.	(56,987)	(1,160,878)	(121,900)
Vulcan Materials Co.	(26,631)	(3,260,206)	(113,409)
WABCO Holdings, Inc.	(6,440)	(742,725)	(78,439)
Wabtec Corp.	(53,997)	(4,247,629)	(693,096)
Weatherford International plc	(3,045,598)	(17,672,059)	5,885,594
WebMD Health Corp.	(15,317)	(887,656)	(10,686)
Webster Financial Corp.	(62,654)	(3,085,790)	(186,002)
WEC Energy Group, Inc.	(4,515)	(279,162)	2,031

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Welbilt, Inc.	(174,549)	$(3,336,768)	$46,519
Wendy’s Co. (The)	(199,249)	(2,961,257)	(129,095)
WEX, Inc.	(3,973)	(404,372)	(9,893)
White Mountains Insurance Group Ltd.	(239)	(207,717)	115
Whiting Petroleum Corp.	(150,927)	(910,211)	78,603
Williams-Sonoma, Inc.	(10,838)	(601,936)	76,293
Willis Towers Watson plc	(35,531)	(4,796,444)	(371,895)
WisdomTree Investments, Inc.	(513,543)	(4,519,178)	(703,554)
Workday, Inc.	(96,110)	(7,922,211)	(1,400,459)
WPX Energy, Inc.	(26,481)	(336,949)	81,143
WR Berkley Corp.	(4,419)	(307,253)	1,591
Wynn Resorts Ltd.	(29,391)	(3,539,107)	(402,814)
Xilinx, Inc.	(3,390)	(218,109)	64
Yelp, Inc.	(14,788)	(494,198)	50,262
Zayo Group Holdings, Inc.	(285,357)	(9,296,533)	479,002
Zebra Technologies Corp.	(21,150)	(1,916,401)	(209,597)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zillow Group, Inc.	(193,997)	$(6,966,527)	$(2,541,266)
Zoetis, Inc.	(39,853)	(2,506,118)	20,088
Zynga, Inc.	(95,337)	(346,697)	(330)

			(22,419,326)

Total of Short Equity Positions			(22,808,859)

Total of Long and Short Equity Positions			11,496,239

Net Cash and Other Receivables/ (Payables) (b)			(475,401)

Swaps, at Value			$11,020,838

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	16-49 months maturity 10/16/2018	$(4,226,345)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Aisin Seiki Co. Ltd.	10,300	$473,898	$55,590
Alfresa Holdings Corp.	71,100	1,242,019	132,565
Amada Holdings Co. Ltd.	284,700	3,190,074	112,352
ANA Holdings, Inc.	154,000	537,246	(1,020)
Aozora Bank Ltd.	1,093,000	3,766,298	406,649
Asahi Glass Co. Ltd.	8,200	318,131	28,179
Asahi Group Holdings Ltd.	78,200	3,014,231	(69,197)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Asahi Kasei Corp.	219,000	$2,013,861	$348,779
Astellas Pharma, Inc.	622,400	8,023,203	(394,632)
Bandai Namco Holdings, Inc.	194,300	5,847,474	791,242
Brother Industries Ltd.	67,700	1,347,845	220,292
Chiyoda Corp.	47,000	290,952	(13,330)
Chubu Electric Power Co., Inc.	189,100	2,434,941	79,835
Chugoku Bank Ltd. (The)	17,300	235,174	24,558
Citizen Watch Co. Ltd.	374,200	2,289,728	343,278

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Cosmos Pharmaceutical Corp.	4,600	$948,867	$(52,678)
CyberAgent, Inc.	14,800	481,261	(21,624)
Daicel Corp.	33,000	374,673	37,786
Daiichi Sankyo Co. Ltd.	106,700	2,315,044	203,386
DeNA Co. Ltd.	84,100	1,773,408	116,777
Ezaki Glico Co. Ltd.	11,800	604,718	30,632
Fuji Electric Co. Ltd.	58,000	310,035	(3,258)
FUJIFILM Holdings Corp.	41,400	1,556,863	(64,084)
Fujitsu Ltd.	1,075,000	6,496,558	1,454,429
GungHo Online Entertainment, Inc.	388,400	979,206	21,010
Gunma Bank Ltd. (The)	258,400	1,274,038	281,976
Hakuhodo DY Holdings, Inc.	140,800	1,646,163	228,970
Haseko Corp.	316,800	3,378,513	479,284
Hikari Tsushin, Inc.	10,400	988,696	107,005
Hisamitsu Pharmaceutical Co., Inc.	4,600	263,288	(42,748)
Hitachi Capital Corp.	10,500	241,664	11,524
Hitachi Chemical Co. Ltd.	189,800	5,061,461	628,858
Hitachi High-Technologies Corp.	103,100	4,056,171	(41,155)
Hitachi Ltd.	121,000	728,150	17,899
Hitachi Metals Ltd.	30,000	385,345	33,227
Hoya Corp.	10,100	477,233	48,587
Idemitsu Kosan Co. Ltd.	117,300	3,952,647	(615,615)
Inpex Corp.	353,900	3,366,645	50,424
Isuzu Motors Ltd.	35,000	421,234	13,374
Ito En Ltd.	22,600	851,117	(25,995)
ITOCHU Corp.	92,300	1,272,646	101,602
Itochu Techno-Solutions Corp.	133,300	3,803,262	871,217
Japan Airlines Co. Ltd.	93,300	2,828,212	61,819
Japan Petroleum Exploration Co. Ltd.	1,100	24,004	(1,023)
Japan Tobacco, Inc.	56,900	2,029,875	(29,947)
JSR Corp.	12,900	223,362	(47)
JTEKT Corp.	50,200	753,540	(14,829)
JXTG Holdings, Inc.	1,027,500	4,679,003	(183,164)
Kajima Corp.	389,000	2,782,933	504,747
Kaken Pharmaceutical Co. Ltd.	10,200	571,044	(14,100)
Kamigumi Co. Ltd.	161,000	1,479,758	212,646
Kaneka Corp.	108,000	782,729	43,844
Kao Corp.	71,100	4,204,970	22,518
KDDI Corp.	79,000	2,132,650	(43,287)
Kewpie Corp.	32,700	834,864	23,826
Keyence Corp.	2,000	783,937	96,519
Kirin Holdings Co. Ltd.	44,600	925,268	(15,490)
Kobayashi Pharmaceutical Co. Ltd.	13,300	738,180	52,302

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Konami Holdings Corp.	69,900	$2,937,342	$953,691
Konica Minolta, Inc.	25,200	214,705	(4,465)
Kose Corp.	5,400	619,014	(26,792)
Kuraray Co. Ltd.	56,900	839,111	196,984
Kurita Water Industries Ltd.	10,500	254,917	32,301
Lion Corp.	151,900	2,788,043	362,647
Marubeni Corp.	71,100	435,681	24,951
Matsumotokiyoshi Holdings Co. Ltd.	42,300	2,126,058	283,531
Mebuki Financial Group, Inc.	110,200	417,848	(6,389)
Medipal Holdings Corp.	137,500	2,247,243	302,291
MEIJI Holdings Co. Ltd.	3,500	282,706	1,106
Miraca Holdings, Inc.	11,000	497,120	(1,690)
Mitsubishi Corp.	177,900	3,752,342	(12,702)
Mitsubishi Electric Corp.	133,900	1,838,481	98,062
Mitsubishi Gas Chemical Co., Inc.	223,600	4,443,239	305,891
Mitsubishi Tanabe Pharma Corp.	136,400	2,837,372	317,847
Mitsui Chemicals, Inc.	905,000	4,223,608	595,855
Mixi, Inc.	77,300	3,716,455	585,235
Mizuho Financial Group, Inc.	744,300	1,276,302	88,352
MS&AD Insurance Group Holdings, Inc.	93,000	2,908,982	227,787
Nexon Co. Ltd.	68,500	1,141,265	217,492
NGK Insulators Ltd.	25,200	543,391	(38,178)
NH Foods Ltd.	118,000	3,414,456	175,116
NHK Spring Co. Ltd.	214,400	2,256,411	7,226
Nippon Express Co. Ltd.	561,000	2,814,065	706,304
Nippon Shinyaku Co. Ltd.	22,500	1,186,949	253,372
Nippon Shokubai Co. Ltd.	13,700	873,016	11,911
Nippon Telegraph & Telephone Corp.	162,000	7,187,039	460,026
Nisshin Seifun Group, Inc.	15,100	222,593	25,645
Nitori Holdings Co. Ltd.	15,900	2,064,149	64,277
Nitto Denko Corp.	19,100	1,415,187	162,117
Nomura Research Institute Ltd.	27,404	1,021,790	60,847
Obayashi Corp.	180,300	1,860,169	264,149
Oji Holdings Corp.	155,000	693,004	109,508
Oracle Corp. Japan	29,700	1,703,623	228,294
ORIX Corp.	188,600	2,815,666	118,924
Osaka Gas Co. Ltd.	97,000	377,880	19,320
Otsuka Corp.	18,100	1,020,126	105,767
Persol Holdings Co. Ltd.	62,100	1,215,239	(48,492)
Pola Orbis Holdings, Inc.	85,200	2,153,181	100,921
Recruit Holdings Co. Ltd.	73,500	1,280,773	(15,846)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Resona Holdings, Inc.	878,900	$4,383,902	$470,976
Sankyo Co. Ltd.	36,800	1,207,275	42,833
Sega Sammy Holdings, Inc.	173,800	2,264,261	78,948
Seiko Epson Corp.	155,200	3,163,548	299,337
Sekisui Chemical Co. Ltd.	128,300	2,066,274	235,871
Seven & i Holdings Co. Ltd.	90,900	3,873,679	(122,740)
Shimamura Co. Ltd.	20,800	2,837,499	(287,586)
Shimizu Corp.	38,000	408,470	(4,696)
Shin-Etsu Chemical Co. Ltd.	32,700	2,787,399	188,722
Shinsei Bank Ltd.	661,000	1,126,521	31,394
Shionogi & Co. Ltd.	47,800	2,514,996	150,231
SMC Corp.	1,500	461,996	(3,457)
Sojitz Corp.	1,836,800	4,373,416	148,199
Sompo Holdings, Inc.	67,400	2,430,130	185,992
Square Enix Holdings Co. Ltd.	157,100	4,458,608	689,862
Start Today Co. Ltd.	114,200	2,587,223	227,200
Subaru Corp.	43,000	1,486,217	(28,171)
Sugi Holdings Co. Ltd.	6,700	318,319	40,705
Sumitomo Corp.	64,900	851,380	(5,073)
Sumitomo Dainippon Pharma Co. Ltd.	174,500	2,807,303	(425,396)
Sumitomo Electric Industries Ltd.	153,800	2,383,662	(4,313)
Sumitomo Heavy Industries Ltd.	347,000	2,313,274	(10,711)
Sumitomo Mitsui Financial Group, Inc.	18,300	632,289	82,224
Sumitomo Mitsui Trust Holdings, Inc.	42,600	1,401,417	128,745
Sumitomo Rubber Industries Ltd.	16,600	280,153	976
Suntory Beverage & Food Ltd.	8,800	426,307	(17,276)
Suzuken Co. Ltd.	54,000	1,716,593	80,965
Taisei Corp.	439,000	3,508,460	506,874
Takeda Pharmaceutical Co. Ltd.	50,900	2,567,558	16,583
Teijin Ltd.	17,300	311,984	21,855
THK Co. Ltd.	41,700	1,082,380	106,038
Tokyo Broadcasting System Holdings, Inc.	39,800	695,106	10,852
Tokyo Gas Co. Ltd.	271,000	1,432,816	(21,259)
Toppan Printing Co. Ltd.	223,000	2,201,320	250,791
Tosoh Corp.	435,000	3,685,259	797,945
Toyo Seikan Group Holdings Ltd.	16,900	265,707	20,389
Toyo Suisan Kaisha Ltd.	51,900	1,937,564	53,660
Toyoda Gosei Co. Ltd.	52,000	1,251,808	(5,813)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toyota Boshoku Corp.	154,400	$3,347,524	$(439,098)
Toyota Tsusho Corp.	87,400	2,595,333	32,417
Tsuruha Holdings, Inc.	2,000	214,701	(2,174)
West Japan Railway Co.	11,700	830,210	(2,370)
Yamazaki Baking Co. Ltd.	26,000	531,511	(13,151)
Yokogawa Electric Corp.	81,200	1,246,457	60,321

			17,533,098

Total of Long Equity Positions			17,533,098

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(4,300)	(245,952)	(7,457)
Advantest Corp.	(38,800)	(689,940)	24,818
Aeon Co. Ltd.	(334,300)	(4,794,736)	(289,836)
AEON Financial Service Co. Ltd.	(198,400)	(3,722,000)	(488,467)
Air Water, Inc.	(11,700)	(212,208)	(3,724)
Alps Electric Co. Ltd.	(231,800)	(6,247,227)	(486,177)
Asics Corp.	(289,200)	(4,679,442)	(695,227)
Bank of Kyoto Ltd. (The)	(423,000)	(2,989,394)	(1,018,981)
Calbee, Inc.	(226,600)	(7,770,600)	(1,142,253)
Canon, Inc.	(24,600)	(825,421)	(11,356)
Casio Computer Co. Ltd.	(216,900)	(3,001,075)	(341,832)
Chiba Bank Ltd. (The)	(45,000)	(272,067)	(55,417)
Chugai Pharmaceutical Co. Ltd.	(101,900)	(3,473,882)	(343,896)
Chugoku Electric Power Co., Inc. (The)	(505,300)	(5,458,973)	(120,238)
Concordia Financial Group Ltd.	(338,200)	(1,499,926)	(214,203)
Don Quijote Holdings Co. Ltd.	(129,800)	(4,519,650)	(412,078)
Eisai Co. Ltd.	(18,600)	(966,156)	(62,936)
Electric Power Development Co. Ltd.	(197,700)	(4,400,634)	(496,046)
FamilyMart UNY Holdings Co. Ltd.	(82,300)	(4,753,903)	40,920
Hamamatsu Photonics KK	(115,700)	(3,186,752)	(378,794)
Hirose Electric Co. Ltd.	(1,500)	(201,299)	(13,358)
Hokuriku Electric Power Co.	(261,700)	(2,414,805)	52,369
Honda Motor Co. Ltd.	(91,900)	(2,564,890)	47,006
Hoshizaki Corp.	(2,300)	(208,333)	(348)
IHI Corp.	(267,000)	(870,869)	(41,572)
Iida Group Holdings Co. Ltd.	(18,500)	(302,971)	(5,822)
Isetan Mitsukoshi Holdings Ltd.	(317,200)	(3,294,523)	103,425

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Iyo Bank Ltd. (The)	(80,800)	$(520,068)	$(151,108)
Izumi Co. Ltd.	(10,600)	(460,669)	(142,063)
J Front Retailing Co. Ltd.	(82,500)	(1,151,778)	(119,585)
Japan Post Holdings Co. Ltd.	(31,200)	(378,909)	(9,200)
Japan Post Insurance Co. Ltd.	(25,300)	(559,246)	(340)
JFE Holdings, Inc.	(31,700)	(507,466)	(44,482)
JGC Corp.	(183,400)	(3,016,732)	29,269
Kakaku.com, Inc.	(245,500)	(3,448,249)	(80,797)
Kansai Electric Power Co., Inc. (The)	(30,000)	(368,122)	(45,561)
Kansai Paint Co. Ltd.	(100,500)	(2,171,219)	(148,944)
Kawasaki Heavy Industries Ltd.	(675,000)	(1,937,277)	(71,943)
Keihan Holdings Co. Ltd.	(268,000)	(1,636,901)	(68,546)
Keikyu Corp.	(370,000)	(4,027,068)	(435,256)
Keio Corp.	(331,000)	(2,579,048)	(195,478)
Keisei Electric Railway Co. Ltd.	(37,000)	(845,239)	(145,008)
Kikkoman Corp.	(49,000)	(1,436,152)	(131,269)
Kintetsu Group Holdings Co. Ltd.	(904,000)	(3,237,340)	(250,362)
Kobe Steel Ltd.	(652,400)	(5,646,775)	(1,080,275)
Kubota Corp.	(52,100)	(855,128)	(25,508)
Kyowa Hakko Kirin Co. Ltd.	(21,400)	(325,279)	(72,740)
Kyushu Electric Power Co., Inc.	(297,300)	(3,149,691)	(463,613)
Kyushu Railway Co.	(21,900)	(690,025)	(20,282)
Lawson, Inc.	(17,100)	(1,180,807)	(15,903)
LIXIL Group Corp.	(66,000)	(1,629,672)	(24,625)
Marui Group Co. Ltd.	(350,600)	(4,544,044)	(636,369)
Mazda Motor Corp.	(94,300)	(1,286,165)	(38,646)
MINEBEA MITSUMI, Inc.	(82,500)	(1,268,902)	(65,284)
MISUMI Group, Inc.	(69,000)	(1,215,041)	(366,415)
Mitsubishi Heavy Industries Ltd.	(520,000)	(2,041,214)	(99,708)
Mitsubishi Logistics Corp.	(259,000)	(3,340,398)	(115,542)
Mitsubishi Materials Corp.	(7,200)	(212,147)	(6,347)
Mitsubishi Motors Corp.	(480,100)	(2,856,658)	(318,320)
MonotaRO Co. Ltd.	(121,900)	(3,805,903)	(133,583)
Murata Manufacturing Co. Ltd.	(35,800)	(5,232,907)	(232,537)
Nagoya Railroad Co. Ltd.	(453,000)	(2,052,707)	(61,040)
NGK Spark Plug Co. Ltd.	(366,200)	(7,704,789)	(139,403)
Nidec Corp.	(32,000)	(3,311,447)	23,767

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nifco, Inc.	(4,500)	$(218,770)	$(23,263)
Nippon Paint Holdings Co. Ltd.	(78,000)	(2,772,810)	(194,681)
Nippon Yusen KK	(1,803,000)	(3,574,319)	203,633
Nissan Motor Co. Ltd.	(312,800)	(2,991,680)	(131,607)
Nissin Foods Holdings Co. Ltd.	(4,400)	(244,972)	(30,158)
NOK Corp.	(11,500)	(252,271)	8,130
NTN Corp.	(53,000)	(239,698)	(6,931)
Obic Co. Ltd.	(17,200)	(855,027)	(204,079)
Odakyu Electric Railway Co. Ltd.	(268,900)	(5,092,526)	(342,150)
Olympus Corp.	(24,600)	(903,143)	1,838
Ono Pharmaceutical Co. Ltd.	(135,700)	(2,807,765)	(152,041)
Orient Corp.	(1,027,200)	(1,764,462)	(29,847)
Oriental Land Co. Ltd.	(56,600)	(3,251,509)	(584,558)
Park24 Co. Ltd.	(10,600)	(275,188)	5,457
Pigeon Corp.	(72,300)	(2,227,709)	(400,781)
Ricoh Co. Ltd.	(720,100)	(5,733,150)	(645,945)
Rinnai Corp.	(14,000)	(1,115,599)	(192,370)
Ryohin Keikaku Co. Ltd.	(7,800)	(1,698,844)	(253,345)
Santen Pharmaceutical Co. Ltd.	(145,000)	(1,977,176)	7,622
Sawai Pharmaceutical Co. Ltd.	(4,900)	(256,994)	(18,201)
Seibu Holdings, Inc.	(168,600)	(2,901,399)	(222,507)
Sekisui House Ltd.	(13,300)	(217,538)	(17,521)
Seven Bank Ltd.	(1,589,100)	(5,144,728)	(552,921)
Shikoku Electric Power Co., Inc.	(327,200)	(3,542,021)	(320,308)
Shimano, Inc.	(51,600)	(7,585,528)	(607,447)
Shizuoka Bank Ltd. (The)	(84,000)	(643,707)	(118,117)
Sohgo Security Services Co. Ltd.	(20,000)	(812,279)	(90,523)
Sony Corp.	(119,500)	(4,449,690)	(108,487)
Sony Financial Holdings, Inc.	(474,600)	(7,310,603)	(805,998)
Sosei Group Corp.	(28,000)	(2,848,478)	(231,571)
Stanley Electric Co. Ltd.	(11,600)	(317,196)	(34,341)
Sumco Corp.	(81,700)	(1,300,312)	112,806
Sumitomo Metal Mining Co. Ltd.	(133,000)	(1,713,597)	(64,092)
Sysmex Corp.	(46,700)	(2,768,617)	(26,552)
T&D Holdings, Inc.	(181,000)	(2,683,046)	(84,832)
Taisho Pharmaceutical Holdings Co. Ltd.	(2,900)	(230,837)	9,873
TDK Corp.	(11,800)	(784,904)	4,901
Tobu Railway Co. Ltd.	(238,000)	(1,164,093)	(136,213)
Tokyu Corp.	(92,000)	(654,331)	(48,695)
Toray Industries, Inc.	(231,400)	(1,936,414)	(4,955)
TOTO Ltd.	(14,300)	(530,971)	(16,931)
Toyota Industries Corp.	(81,700)	(3,783,320)	(537,818)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toyota Motor Corp.	(5,600)	$(290,179)	$(4,177)
Unicharm Corp.	(38,800)	(915,080)	(61,748)
USS Co. Ltd.	(10,700)	(177,008)	(36,255)
Yahoo Japan Corp.	(543,100)	(2,476,216)	115,238
Yakult Honsha Co. Ltd.	(95,700)	(5,375,294)	(1,147,911)
Yamaha Corp.	(22,700)	(748,624)	(37,227)
Yamaha Motor Co. Ltd.	(126,100)	(2,830,675)	(441,541)
Yamato Holdings Co. Ltd.	(66,800)	(1,356,962)	(118)
Yaskawa Electric Corp.	(238,700)	(4,572,046)	(510,369)
Yokohama Rubber Co. Ltd. (The)	(60,800)	(1,192,682)	(32,997)

			(21,307,157)

Total of Short Equity Positions			(21,307,157)

Total of Long and Short Equity Positions			(3,774,059)

Net Cash and Other Receivables/ (Payables) (b)			(452,286)

Swaps, at Value			$(4,226,345)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Reserve Bank of Australia Cash rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	17-49 months maturity 10/15/2018	$(846,774)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Adelaide Brighton Ltd.	56,106	$244,784	$(2,084)
AGL Energy Ltd.	238,161	4,914,668	(247,548)
Ansell Ltd.	38,405	712,668	(12,308)
Aristocrat Leisure Ltd.	171,288	2,476,372	493,239
Aurizon Holdings Ltd.	725,585	2,951,412	37,214

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Australia & New Zealand Banking Group Ltd.	43,529	$967,379	$(6,621)
Bendigo & Adelaide Bank Ltd.	66,626	591,598	(24,439)
Boral Ltd.	100,469	447,333	89,093
CIMIC Group Ltd.	134,553	3,791,091	223,685
Coca-Cola Amatil Ltd.	325,363	2,682,159	(373,331)
Cochlear Ltd.	7,543	805,562	95,353

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Flight Centre Travel Group Ltd.	10,338	$249,623	$54,678
Fortescue Metals Group Ltd.	436,536	1,744,948	2,547
Harvey Norman Holdings Ltd.	302,064	1,005,015	(118,007)
Newcrest Mining Ltd.	48,249	784,995	(36,182)
Orica Ltd.	45,471	716,869	5,709
Origin Energy Ltd.	101,077	563,314	(30,365)
South32 Ltd.	841,936	1,904,373	(170,400)
Star Entertainment Grp Ltd. (The)	65,901	277,754	(21,974)
Tabcorp Holdings Ltd.	83,639	302,123	(21,223)
Treasury Wine Estates Ltd.	345,568	3,200,954	293,411
Woodside Petroleum Ltd.	13,325	308,736	(3,073)
Woolworths Ltd.	45,766	937,181	(38,839)

			188,535

Total of Long Equity Positions			188,535

Short Positions

Common Stocks
Australia
ALS Ltd.	(7,499)	(35,643)	(7,282)
Alumina Ltd.	(690,208)	(953,387)	(63,229)
AMP Ltd.	(1,178,400)	(4,703,481)	1,390
APA Group	(676,224)	(4,670,958)	(93,866)
AusNet Services	(187,604)	(242,054)	(8,085)
Bank of Queensland Ltd.	(35,035)	(312,273)	4,028
Brambles Ltd.	(473,453)	(3,476,170)	(64,117)
Computershare Ltd.	(25,099)	(271,558)	(1,211)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Domino’s Pizza Enterprises Ltd.	(23,538)	$(1,055,976)	$114,087
Healthscope Ltd.	(1,720,859)	(2,925,467)	877
Iluka Resources Ltd.	(262,915)	(1,563,260)	(190,319)
Insurance Australia Group Ltd.	(103,643)	(476,722)	(63,429)
Medibank Pvt Ltd.	(125,048)	(271,881)	2,637
Platinum Asset Management Ltd.	(254,275)	(966,488)	61,923
REA Group Ltd.	(39,693)	(1,880,593)	(144,568)
SEEK Ltd.	(415,807)	(5,100,984)	(302,638)
Sonic Healthcare Ltd.	(12,583)	(208,567)	(25,713)
Sydney Airport	(95,753)	(502,977)	(18,618)
TPG Telecom Ltd.	(243,458)	(1,115,604)	49,009
Transurban Group	(98,124)	(891,821)	(1,834)

			(750,958)

Total of Short Equity Positions			(750,958)

Total of Long and Short Equity Positions			(562,423)

Net Cash and Other Receivables/ (Payables) (b)			(284,351)

Swaps, at Value			$(846,774)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	17-49 months maturity 10/16/2018	$(199,900)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
Cheung Kong Property Holdings Ltd.	230,500	$1,578,841	$224,886
CK Hutchison Holdings Ltd.	16,500	208,386	(1,318)
CLP Holdings Ltd.	230,000	2,424,429	7,671
HKT Trust & HKT Ltd.	573,000	747,151	4,371
Kerry Properties Ltd.	674,500	2,481,864	(191,675)
Melco International Development Ltd.	158,000	409,092	13,617
New World Development Co. Ltd.	1,985,817	2,477,142	40,066
Sino Land Co. Ltd.	830,000	1,460,282	(100,424)
SJM Holdings Ltd.	1,272,000	1,129,854	210,417
Sun Hung Kai Properties Ltd.	105,000	1,573,473	(31,005)
Swire Properties Ltd.	86,000	274,891	8,601
WH Group Ltd.	2,042,500	1,778,433	284,026
Wharf Holdings Ltd. (The)	80,000	684,956	(22,981)
Wheelock & Co. Ltd.	183,000	1,474,504	(94,208)
Xinyi Glass Holdings Ltd.	1,956,000	1,756,845	179,252
Yue Yuen Industrial Holdings Ltd.	530,000	2,134,849	63,323

			594,619

Total of Long Equity Positions			594,619

Short Positions

Common Stocks
China
Guotai Junan International Holdings Ltd.	(1,457,000)	(458,617)	6,911

Hong Kong
AIA Group Ltd.	(281,400)	(1,814,110)	(244,714)
Cathay Pacific Airways Ltd.	(1,389,000)	(1,992,389)	(163,681)
Haitong International Securities Group Ltd.	(2,356,345)	(1,383,294)	(8,320)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Hang Lung Properties Ltd.	(320,000)	$(840,329)	$40,602
Hang Seng Bank Ltd.	(19,100)	(388,781)	(10,795)
HK Electric Investments & HK Electric Investments Ltd.	(388,000)	(351,154)	(5,578)
Hong Kong & China Gas Co. Ltd.	(1,822,073)	(3,360,501)	(66,233)
Hysan Development Co. Ltd.	(55,000)	(259,573)	(2,909)
MTR Corp. Ltd.	(427,863)	(2,396,199)	(11,529)
Sands China Ltd.	(109,600)	(523,532)	21,833
Swire Pacific Ltd.	(32,000)	(318,607)	6,234
Techtronic Industries Co. Ltd.	(122,000)	(539,992)	(20,597)
Value Partners Group Ltd.	(2,544,000)	(2,453,325)	137,668

			(328,019)

Macau
MGM China Holdings Ltd.	(819,600)	(1,798,386)	(24,254)
Wynn Macau Ltd.	(888,000)	(1,931,100)	(142,440)

			(166,694)

United States
Samsonite International SA	(451,500)	(1,704,142)	(182,134)

Total of Short Equity Positions			(669,936)

Total of Long and Short Equity Positions			(75,317)

Net Cash and Other Receivables/ (Payables) (b)			(124,583)

Swaps, at Value			$(199,900)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EONIA plus or minus a specified spread which is denominated in EUR based on the local currencies of the positions within the swap.	4-37 months maturity 10/12/2017	$1,366,363

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Air France-KLM	182,035	$1,961,131	$637,349
Arkema SA	20,078	2,158,035	(13,871)
Atos SE	86,935	11,610,572	587,331
AXA SA	17,107	476,045	(7,599)
BNP Paribas SA	27,592	2,029,772	(43,349)
Capgemini SE	49,481	4,983,182	128,332
Cie de Saint-Gobain	69,542	3,774,704	(60,810)
Cie Generale des Etablissements Michelin	70,067	9,055,202	270,301
CNP Assurances	118,829	2,580,520	86,741
Eiffage SA	5,112	433,793	30,586
Elior Group	37,744	932,333	164,685
Faurecia	42,784	2,119,816	49,815
Ipsen SA	36,535	4,108,953	890,417
Lagardere SCA	50,680	1,594,695	4,473
L’Oreal SA	4,984	1,094,242	(55,006)
Peugeot SA	414,764	8,603,006	(336,902)
Publicis Groupe SA	13,354	987,353	7,961
Rexel SA	32,034	606,300	(82,790)
Sanofi	60,806	6,028,901	(202,471)
Schneider Electric SE	14,738	1,165,597	(32,989)
SCOR SE	32,163	1,288,064	(10,299)
SEB SA	4,805	720,242	142,200
Societe BIC SA	2,242	288,284	(22,066)
Sodexo SA	24,163	3,073,966	48,918
Teleperformance	42,410	5,015,824	422,072
Thales SA	65,480	6,839,670	207,572
Ubisoft Entertainment SA	24,546	1,162,285	231,221
Valeo SA	54,397	3,825,342	(165,570)

			2,876,252

Total of Long Equity Positions			2,876,252

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
France
Accor SA	(208,894)	$(9,573,097)	$(225,956)
Air Liquide SA	(46,667)	(5,825,112)	57,255
Bollore SA	(847,435)	(3,511,107)	(342,020)
Bureau Veritas SA	(87,516)	(1,999,518)	62,314
Carrefour SA	(36,775)	(909,985)	(19,758)
Casino Guichard Perrachon SA	(25,189)	(1,508,285)	16,485
Credit Agricole SA	(275,269)	(4,440,742)	6,611
Danone SA	(17,572)	(1,282,758)	(36,155)
Edenred	(313,752)	(8,017,947)	(166,322)
Electricite de France SA	(357,468)	(3,654,628)	(218,524)
Essilor International SA	(26,101)	(3,379,666)	59,286
Eutelsat Communications SA	(12,142)	(293,671)	(16,131)
Groupe Eurotunnel SE (Registered)	(384,466)	(4,251,496)	149,427
Hermes International	(648)	(331,338)	11,242
Iliad SA	(1,735)	(415,915)	5,886
Ingenico Group SA	(63,276)	(6,215,491)	477,156
JCDecaux SA	(70,364)	(2,496,614)	189,620
Natixis SA	(418,257)	(2,844,981)	37,342
Orpea	(21,001)	(2,158,861)	(182,493)
Pernod Ricard SA	(3,997)	(512,606)	(22,621)
Remy Cointreau SA	(4,843)	(507,893)	(56,624)
SFR Group SA	(88,531)	(2,923,606)	(68,558)
Veolia Environnement SA	(69,097)	(1,359,027)	(102,829)
Vivendi SA	(266,202)	(5,750,778)	(176,868)
Zodiac Aerospace	(65,049)	(1,758,186)	(9,091)

			(571,326)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
Eurofins Scientific SE	(5,317)	$(2,533,112)	$(466,768)
SES SA	(106,550)	(2,638,689)	142,551

			(324,217)

Total of Short Equity Positions			(895,543)

Total of Long and Short Equity Positions			1,980,709

Net Cash and Other Receivables/ (Payables) (b)			(614,346)

Swaps, at Value			$1,366,363

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$1,450,000	$—	$1,450,000

JPMC
Investment Companies	3,723,826	—	3,723,826

MSIP
Cash	217,777,551	—	217,777,551

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 88.3%
INVESTMENT COMPANIES - 48.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (a)(b)(c)	3,637,315	$3,637,315
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (a)(c)	380,308	380,308
Limited Purpose Cash Investment Fund, 0.81% (a)	9,598,464	9,597,505

TOTAL INVESTMENT COMPANIES (cost $13,615,128)		13,615,128

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATION - 39.9%
U.S. Treasury Bill U.S. 1.03%, 11/16/2017
(cost $11,246,852) (b)(d)	$11,291,000	11,246,107

TOTAL SHORT-TERM INVESTMENTS (cost $24,861,980)		24,861,235

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 88.3% (cost $24,861,980)		24,861,235

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.7% (e)		3,302,868

NET ASSETS - 100.0%		$28,164,103

(a)	Represents 7-day effective yield as of 6/30/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Forward effective interest rate swap contracts outstanding as of June 30, 2017:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CRSU	(1)	2.000%	AUD	69,930,000	$—	09/12/2019	$22,921
CRSU	3.000%	(2)	AUD	12,060,000	—	09/09/2027	(76,839)
CRSU	(3)	2.000%	CAD	1,200,000	14,035	09/13/2027	(23,915)
CRSU	1.500%	(3)	CAD	25,910,000	(54,458)	09/16/2019	46,331
CRSU	(4)	0.250%	CHF	1,400,000	—	09/15/2027	(3,848)
CRSU	0.500%	(4)	CHF	11,480,000	—	09/18/2019	(1,509)
CRSU	(5)	1.000%	EUR	5,030,000	22,749	09/15/2027	6,242
CRSU	0.500%	(5)	EUR	54,820,000	(74,113)	09/18/2019	(651,999)
CRSU	(4)	1.500%	GBP	4,080,000	8,974	09/15/2027	49,628
CRSU	1.000%	(4)	GBP	53,830,000	(17,882)	09/18/2019	(329,051)
CRSU	(4)	0.250%	JPY	359,300,000	(654)	09/15/2027	(5,681)
CRSU	0.250%	(4)	JPY	2,357,700,000	(2,851)	09/18/2019	(80,570)
CRSU	(6)	2.000%	NOK	23,610,000	—	09/15/2027	4,360
CRSU	1.500%	(6)	NOK	156,490,000	—	09/18/2019	(124,733)
CRSU	(1)	2.500%	NZD	1,300,000	3,872	09/11/2019	(2,322)
CRSU	(1)	3.000%	NZD	55,280,000	—	09/11/2019	457,014
CRSU	4.000%	(1)	NZD	8,400,000	—	09/15/2027	(317,087)
CRSU	(7)	1.500%	SEK	18,440,000	—	09/15/2027	43,875
CRSU	0.500%	(7)	SEK	221,100,000	(66,299)	09/18/2019	(283,464)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	(8)	1.750%	USD	18,030,000	$ 4,342	09/20/2019	$ 21,372
CRSU	2.500%	(8)	USD	2,290,000	—	09/20/2027	(40,760)

					$(162,285)		$(1,290,035)

(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month Canadian Bankers’ Acceptance Rate
(4)	6 Month London Interbank Offered Rate
(5)	6 Month Euro Interbank Offered Rate
(6)	6 Month Norwegian Interbank Offered Rate
(7)	3 Month Stockholm Interbank Offered Rate
(8)	3 Month London Interbank Offered Rate

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 August Futures	08/2017	TRY	(37,457)	$(74)
BANA	Bovespa Index August Futures	08/2017	BRL	628,871	2,221
CITI	Corn September Futures^	08/2017	USD	38,645	(545)
MACQ	Corn September Futures^	08/2017	USD	156,055	(3,655)
GSIN	Hang Seng Index July Futures	07/2017	HKD	16,670,622	(5,169)
BANA	H-SHARES Index July Futures	07/2017	HKD	2,061,629	(2,899)
GSIN	H-SHARES Index July Futures	07/2017	HKD	4,626,194	(4,925)
BANA	KOSPI Index 200 September Futures	09/2017	KRW	1,389,177,950	16,592
GSIN	MSCI South Africa Net Return Index	09/2017	ZAR	(258,252)	—
GSIN	MSCI Switzerland Net Return Index	09/2017	CHF	(488,790)	11,915
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	77,766	(706)
GSIN	SGX S&P CNX Nifty Index July Futures	07/2017	USD	(400,528)	751
MACQ	Soybean Meal December Futures^	11/2017	USD	(30,883)	(237)
SOCG	Soybean Meal December Futures^	11/2017	USD	(30,823)	(297)
GSIN	Soybean November Futures^	10/2017	USD	46,958	779
SOCG	Soybean November Futures^	10/2017	USD	47,142	596
BANA	Swiss Market Index September Futures	09/2017	CHF	(3,186,375)	(11,676)
BANA	Tel Aviv 25 Index July Futures	07/2017	ILS	(1,154,823)	2,258
CITI	Wheat September Futures^	08/2017	USD	(22,931)	(3,369)
BANA	WIG20 Index September Futures	09/2017	PLN	(315,727)	(1,159)

					$401

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
4	MSCL	Corn Futures^	09/2017	$75,845	$76,200	$355
1	MSCL	Gasoline RBOB Futures^	07/2017	63,010	63,575	565
3	MSCL	Gold 100 OZ Futures^	08/2017	378,266	372,690	(5,576)
1	MSCL	Heating Oil ULSD Futures^	07/2017	60,914	62,290	1,376
1	JPPC	LME Aluminum Futures^	07/2017	49,222	47,837	(1,385)
1	JPPC	LME Aluminum Futures^	07/2017	49,359	47,786	(1,573)
7	JPPC	LME Aluminum Futures^	08/2017	329,021	334,877	5,856
1	JPPC	LME Aluminum Futures^	08/2017	47,802	47,904	102
7	JPPC	LME Aluminum Futures^	09/2017	338,863	335,913	(2,950)
1	JPPC	LME Copper Futures^	08/2017	141,127	148,395	7,268
1	JPPC	LME Copper Futures^	09/2017	141,102	148,506	7,404
1	JPPC	LME Copper Futures^	09/2017	141,201	148,463	7,262
2	JPPC	LME Nickel Futures^	09/2017	112,886	112,650	(236)
2	JPPC	LME Zinc Futures^	09/2017	132,124	138,000	5,876
20	MSCL	Natural Gas Futures^	07/2017	606,754	607,000	246
5	MSCL	Silver Futures^	09/2017	411,567	415,675	4,108
2	MSCL	Soybean Futures^	11/2017	93,965	95,475	1,510
7	MSCL	WTI Crude Futures^	07/2017	322,460	322,280	(180)
5	BARC	Amsterdam Index Futures	07/2017	599,376	578,499	(20,877)
11	BARC	DAX Index Futures	09/2017	4,018,373	3,869,604	(148,769)
92	BARC	Euro Stoxx 50 Index Futures	09/2017	3,738,722	3,605,220	(133,502)
21	BARC	FTSE 100 Index Futures	09/2017	2,041,537	1,980,929	(60,608)
4	BARC	H-SHARES Index Futures	07/2017	263,645	261,160	(2,485)
22	BARC	MSCI Singapore Index Futures	07/2017	570,965	572,791	1,826
54	BARC	OMXS30 Index Futures	07/2017	1,054,594	1,027,318	(27,276)
5	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	692,465	685,688	(6,777)
123	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	15,518,881	15,440,344	(78,537)

				31,994,046	31,547,069	(446,977)

Short Contracts:
2	GSCO	Brent Crude Futures^	07/2017	$(94,378)	$(97,540)	$(3,162)
1	JPPC	LME Aluminum Futures^	07/2017	(48,923)	(47,838)	1,085
1	JPPC	LME Aluminum Futures^	07/2017	(48,919)	(47,786)	1,133
7	JPPC	LME Aluminum Futures^	08/2017	(328,883)	(334,876)	(5,993)
1	JPPC	LME Aluminum Futures^	08/2017	(47,894)	(47,904)	(10)
1	JPPC	LME Aluminum Futures^	09/2017	(47,872)	(47,987)	(115)
1	JPPC	LME Copper Futures^	08/2017	(141,066)	(148,396)	(7,330)
3	JPPC	LME Copper Futures^	09/2017	(426,818)	(445,519)	(18,701)
1	JPPC	LME Copper Futures^	09/2017	(141,060)	(148,462)	(7,402)
1	MSCL	Soybean Meal Futures^	12/2017	(30,684)	(31,120)	(436)
12	MSCL	Soybean Oil Futures^	12/2017	(232,431)	(240,048)	(7,617)
56	GSCO	10-Year Japanese Government Bond Futures	09/2017	(7,497,918)	(7,479,778)	18,140
52	BARC	BIST 30 Futures	08/2017	(184,649)	(185,812)	(1,163)
51	BARC	CAC40 Index Futures	07/2017	(3,067,901)	(2,980,343)	87,558
4	BARC	FTSE Bursa Malaysia KLCI Index Futures	07/2017	(83,006)	(82,350)	656
19	BARC	FTSE/JSE Top 40 Index Futures	09/2017	(665,664)	(663,450)	2,214
2	BARC	FTSE/MIB Index Futures	09/2017	(240,162)	(234,129)	6,033
4	BARC	IBEX 35 Index Futures	07/2017	(494,208)	(475,404)	18,804

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
11	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	09/2017	$ (299,755)	$ (305,021)	$ (5,266)
8	BARC	MSCI Taiwan Stock Index Futures	07/2017	(311,109)	(308,240)	2,869
29	BARC	S&P 500 E-Mini Futures	09/2017	(3,521,758)	(3,510,305)	11,453
51	BARC	SET50 Index Futures	09/2017	(298,539)	(297,922)	617
9	BARC	SGX S&P CNX Nifty Index Futures	07/2017	(171,837)	(171,333)	504
37	BARC	SPI 200 Index Futures	09/2017	(4,042,136)	(4,016,185)	25,951
5	GSCO	10-Year Japanese Government Bond Futures	09/2017	(6,681,262)	(6,673,038)	8,224
31	JPMS	Australia 10-Year Bond Futures	09/2017	(3,124,981)	(3,079,820)	45,161
52	GSCO	Canadian 10-Year Bond Futures	09/2017	(5,789,989)	(5,635,873)	154,116
11	GSCO	Euro-Bund Futures	09/2017	(2,071,742)	(2,033,679)	38,063
23	GSCO	Long Gilt Futures	09/2017	(3,818,873)	(3,761,619)	57,254
120	MSCL	U.S. Treasury 2-Year Note Futures	09/2017	(25,967,368)	(25,933,125)	34,243
14	MSCL	U.S. Treasury Long Bond Futures	09/2017	(2,154,714)	(2,151,625)	3,089

				(72,076,499)	(71,616,527)	459,972

				$(40,082,453)	$(40,069,458)	$12,995

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	1,649,400	$1,231,682	$1,266,476	$34,794
Australian Dollar, Expiring 09/20/17	JPMC	AUD	1,077,600	804,468	827,424	22,956
Brazilian Real, Expiring 09/20/17*	CITI	BRL	242,000	72,036	71,893	(143)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	2,550,400	1,915,456	1,969,141	53,685
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	3,444,600	2,589,036	2,659,544	70,508
Swiss Franc, Expiring 09/20/17	CITI	CHF	14,800	15,313	15,512	199
Swiss Franc, Expiring 09/20/17	JPMC	CHF	22,200	22,970	23,268	298
Chilean Peso, Expiring 09/20/17*	CITI	CLP	248,000,000	371,448	372,744	1,296
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	217,200	31,754	31,849	95
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	124,800	18,238	18,300	62
Czech Republic Koruna, Expiring 09/20/17	CITI	CZK	7,320,000	313,376	321,721	8,345
Czech Republic Koruna, Expiring 09/20/17	JPMC	CZK	8,280,000	354,217	363,918	9,701

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/20/17	CITI	EUR	3,454,000	$ 3,883,559	$ 3,961,307	$ 77,748
Euro, Expiring 09/20/17	JPMC	EUR	4,308,000	4,846,985	4,940,738	93,753
British Pound, Expiring 09/20/17	CITI	GBP	2,183,400	2,800,138	2,850,649	50,511
British Pound, Expiring 09/20/17	JPMC	GBP	2,223,600	2,860,676	2,903,135	42,459
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	4,284,600	551,024	549,969	(1,055)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	3,185,400	409,724	408,877	(847)
Hungarian Forint, Expiring 09/20/17	CITI	HUF	58,557,000	214,301	217,263	2,962
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	34,443,000	125,986	127,794	1,808
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	120,000,000	8,904	8,926	22
Indonesian Rupiah, Expiring 09/20/17*	JPMC	IDR	180,000,000	13,356	13,390	34
Indian Rupee, Expiring 09/20/17*	CITI	INR	24,535,000	376,484	376,340	(144)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	36,765,000	564,150	563,932	(218)
Japanese Yen, Expiring 09/20/17	CITI	JPY	266,870,400	2,407,991	2,380,839	(27,152)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	249,246,600	2,241,230	2,223,612	(17,618)
Korean Won, Expiring 09/20/17*	CITI	KRW	771,651,000	681,016	674,568	(6,448)
Korean Won, Expiring 09/20/17*	JPMC	KRW	327,600,000	292,965	286,385	(6,580)
Mexican Peso, Expiring 09/20/17	CITI	MXN	17,557,800	946,779	955,550	8,771
Mexican Peso, Expiring 09/20/17	JPMC	MXN	9,454,200	511,232	514,529	3,297
Norwegian Krone, Expiring 09/20/17	CITI	NOK	5,570,600	661,168	668,264	7,096
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	1,211,400	145,353	145,323	(30)
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	985,600	708,439	721,207	12,768
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	1,478,400	1,062,641	1,081,812	19,171
Philippine Peso, Expiring 09/20/17*	CITI	PHP	200,000	3,980	3,936	(44)
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	300,000	5,970	5,905	(65)
Poland Zloty, Expiring 09/20/17	CITI	PLN	441,800	117,707	119,181	1,474
Poland Zloty, Expiring 09/20/17	JPMC	PLN	118,200	31,718	31,886	168
Russian Ruble, Expiring 09/20/17*	CITI	RUB	18,120,000	312,849	302,249	(10,600)
Russian Ruble, Expiring 09/20/17*	JPMC	RUB	3,480,000	60,174	58,048	(2,126)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 09/20/17	CITI	SEK	2,831,200	$ 325,016	$ 337,559	$ 12,543
Swedish Krona, Expiring 09/20/17	JPMC	SEK	4,246,800	487,524	506,339	18,815
Singapore Dollar, Expiring 09/20/17	CITI	SGD	423,000	306,384	307,623	1,239
Turkish Lira, Expiring 09/20/17	CITI	TRY	1,295,000	354,657	359,934	5,277
Turkish Lira, Expiring 09/20/17	JPMC	TRY	1,536,000	419,213	426,920	7,707
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	6,320,000	210,648	207,899	(2,749)
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	1,980,000	65,971	65,133	(838)
South African Rand, Expiring 09/20/17	CITI	ZAR	3,459,000	261,571	260,932	(639)
South African Rand, Expiring 09/20/17	JPMC	ZAR	690,000	52,199	52,051	(148)

				37,069,676	37,561,794	492,118

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	(1,279,600)	$(945,096)	$(982,528)	$(37,432)
Australian Dollar, Expiring 09/20/17	JPMC	AUD	(1,919,400)	(1,417,643)	(1,473,792)	(56,149)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(1,774,000)	(529,516)	(527,013)	2,503
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(2,256,000)	(674,141)	(670,201)	3,940
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(395,600)	(293,405)	(305,439)	(12,034)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(593,400)	(440,108)	(458,159)	(18,051)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(1,173,200)	(1,214,410)	(1,229,645)	(15,235)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(1,669,800)	(1,728,644)	(1,750,137)	(21,493)
Chilean Peso, Expiring 09/20/17*	CITI	CLP	(150,400,000)	(224,194)	(226,051)	(1,857)
Chilean Peso, Expiring 09/20/17*	JPMC	CLP	(225,600,000)	(336,292)	(339,077)	(2,785)
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	(3,525,800)	(513,842)	(517,005)	(3,163)
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	(2,491,200)	(364,070)	(365,297)	(1,227)
Colombian Peso, Expiring 09/20/17*	CITI	COP	(428,000,000)	(145,007)	(139,002)	6,005
Colombian Peso, Expiring 09/20/17*	JPMC	COP	(132,000,000)	(44,647)	(42,870)	1,777
Euro, Expiring 09/20/17	CITI	EUR	(1,493,600)	(1,683,472)	(1,712,975)	(29,503)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/20/17	JPMC	EUR	(1,490,400)	$ (1,676,945)	$ (1,709,303)	$ (32,358)
British Pound, Expiring 09/20/17	CITI	GBP	(2,179,200)	(2,811,986)	(2,845,165)	(33,179)
British Pound, Expiring 09/20/17	JPMC	GBP	(2,338,800)	(3,028,040)	(3,053,539)	(25,499)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(487,200)	(62,656)	(62,537)	119
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(475,800)	(61,198)	(61,073)	125
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	(400,000,000)	(29,758)	(29,755)	3
Israeli Shekel, Expiring 09/20/17	CITI	ILS	(16,000)	(4,528)	(4,601)	(73)
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	(24,000)	(6,792)	(6,901)	(109)
Indian Rupee, Expiring 09/20/17*	CITI	INR	(39,680,000)	(609,709)	(608,646)	1,063
Indian Rupee, Expiring 09/20/17*	JPMC	INR	(32,220,000)	(494,547)	(494,219)	328
Japanese Yen, Expiring 09/20/17	CITI	JPY	(85,935,000)	(777,065)	(766,654)	10,411
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(92,985,000)	(838,431)	(829,550)	8,881
Korean Won, Expiring 09/20/17*	CITI	KRW	(797,312,000)	(712,719)	(697,002)	15,717
Korean Won, Expiring 09/20/17*	JPMC	KRW	(1,195,968,000)	(1,069,076)	(1,045,502)	23,574
Mexican Peso, Expiring 09/20/17	CITI	MXN	(2,986,000)	(161,591)	(162,508)	(917)
Mexican Peso, Expiring 09/20/17	JPMC	MXN	(4,029,000)	(218,139)	(219,271)	(1,132)
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(5,803,200)	(692,272)	(696,168)	(3,896)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(8,704,800)	(1,038,407)	(1,044,252)	(5,845)
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	(1,656,000)	(1,163,841)	(1,211,769)	(47,928)
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	(2,484,000)	(1,745,759)	(1,817,654)	(71,895)
Philippine Peso, Expiring 09/20/17*	CITI	PHP	(3,920,000)	(77,183)	(77,153)	30
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	(1,380,000)	(27,212)	(27,161)	51
Russian Ruble, Expiring 09/20/17*	CITI	RUB	(11,800,000)	(198,939)	(196,829)	2,110
Russian Ruble, Expiring 09/20/17*	JPMC	RUB	(1,500,000)	(24,969)	(25,021)	(52)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(7,078,000)	(820,445)	(843,899)	(23,454)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(249,200)	(180,061)	(181,229)	(1,168)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(373,800)	(270,091)	(271,842)	(1,751)
Turkish Lira, Expiring 09/20/17	CITI	TRY	(302,000)	(83,147)	(83,937)	(790)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Turkish Lira, Expiring 09/20/17	JPMC	TRY	(138,000)	$ (37,799)	$ (38,357)	$ (558)
South African Rand, Expiring 09/20/17	CITI	ZAR	(2,287,600)	(173,563)	(172,566)	997
South African Rand, Expiring 09/20/17	JPMC	ZAR	(1,928,400)	(146,313)	(145,470)	843

				(29,797,668)	(30,168,724)	(371,056)

				$7,272,008	$7,393,070	$121,062

*	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,713,300	$1,713,300

CITI
Investment Companies	131,117	—	131,117

CRSU
Cash	—	2,433,754	2,433,754

GSCO
Cash	—	43,368	43,368

GSIN
Investment Companies	380,308	—	380,308

JPMC
Investment Companies	270,818	—	270,818

JPMS
Cash	—	65,653	65,653

MSCL
Cash	—	134,700	134,700

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,232	$—	$60,232

GSCO
Cash	—	9,497	9,497

JPPC
Cash	—	81,858	81,858

MSCL
Cash	—	157,354	157,354

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 116.4%
COMMON STOCKS - 27.9%

Belgium - 1.3%
Ageas (a)	280,199	$11,283,940
bpost SA (a)	259,047	6,256,603
Colruyt SA (a)	15,938	839,434
Galapagos NV *(a)	82,421	6,300,792
KBC Group NV	7,649	579,940
Proximus SADP (a)	115,985	4,059,407
Solvay SA (a)	82,363	11,054,038
UCB SA (a)	57,870	3,980,087
Umicore SA (a)	127,489	8,868,271

		53,222,512

Canada - 3.1%
Air Canada (1)*(a)	792,950	10,627,291
Alimentation Couche-Tard, Inc., Class B (1)(a)	159,179	7,629,987
ARC Resources Ltd. (1)	64,873	848,432
Atco Ltd., Class I (1)(a)	70,710	2,765,040
Bank of Montreal (1)(a)	56,979	4,183,791
Bank of Nova Scotia (The) (1)(a)	118,808	7,146,987
CAE, Inc. (1)(a)	47,851	825,068
Canadian Imperial Bank of Commerce (1)(a)	46,758	3,799,989
Canadian Tire Corp. Ltd., Class A (1)(a)	67,667	7,699,678
CCL Industries, Inc., Class B (1)(a)	33,650	1,702,480
CGI Group, Inc., Class A (1)*(a)	24,757	1,264,959
Constellation Software, Inc. (1)(a)	2,575	1,347,090
Dollarama, Inc. (1)(a)	143,802	13,740,365
Empire Co. Ltd., Class A (1)(a)	42,269	720,998
Encana Corp. (1)(a)	470,776	4,142,161
George Weston Ltd. (1)(a)	31,078	2,813,268
Husky Energy, Inc. (1)*	78,229	887,979
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	34,538	1,498,387
Linamar Corp. (1)(a)	88,062	4,340,626
Lundin Mining Corp. (1)(a)	103,070	585,770
Magna International, Inc. (1)(a)	202,912	9,399,232
Metro, Inc. (1)(a)	60,197	1,981,190
National Bank of Canada (1)(a)	181,603	7,636,345
Open Text Corp. (1)(a)	67,633	2,134,653
Peyto Exploration & Development Corp. (1)(a)	38,951	706,452
Quebecor, Inc., Class B (1)(a)	20,484	677,956
Royal Bank of Canada (1)(a)	103,464	7,512,469
Saputo, Inc. (1)(a)	189,375	6,023,843
Seven Generations Energy Ltd., Class A (1)*(a)	42,382	725,867
Shaw Communications, Inc., Class B (1)(a)	58,339	1,272,679
Suncor Energy, Inc. (1)(a)	91,038	2,659,955
Toronto-Dominion Bank (The) (1)(a)	126,443	6,371,877
Tourmaline Oil Corp. (1)*(a)	35,425	761,605
West Fraser Timber Co. Ltd. (1)(a)	27,233	1,288,990

		127,723,459

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (a)	5,862,200	5,065,694

INVESTMENTS	SHARES	VALUE
Denmark - 1.8%
Danske Bank A/S (a)	111,208	$4,278,515
Genmab A/S *(a)	6,391	1,362,688
GN Store Nord A/S (a)	178,050	5,198,880
H Lundbeck A/S (a)	215,123	12,076,402
ISS A/S (a)	151,513	5,951,606
Novo Nordisk A/S, Class B	14,776	634,885
TDC A/S (a)	1,868,814	10,867,884
Vestas Wind Systems A/S (a)	418,898	38,692,494
William Demant Holding A/S *(a)	31,392	812,236

		79,875,590

Finland - 1.4%
Cargotec OYJ, Class B (a)	54,285	3,443,611
Huhtamaki OYJ (a)	20,376	802,420
Kesko OYJ, Class B (a)	88,949	4,524,647
Neste OYJ (a)	430,491	16,987,595
Nokian Renkaat OYJ (a)	66,485	2,752,048
Orion OYJ, Class B (a)	153,989	9,836,945
Stora Enso OYJ, Class R (a)	268,170	3,465,308
UPM-Kymmene OYJ (a)	606,910	17,305,867

		59,118,441

Germany - 5.2%
Allianz SE (Registered) (a)	54,892	10,832,506
Aurubis AG (a)	75,900	5,970,774
Bayer AG (Registered)	22,513	2,917,914
Beiersdorf AG (a)	32,286	3,395,893
Brenntag AG (a)	29,746	1,725,094
Covestro AG (a)(b)	362,253	26,261,188
Deutsche Lufthansa AG (Registered) (a)	768,632	17,516,779
Deutsche Post AG (Registered) (a)	343,883	12,908,767
Evonik Industries AG (a)	140,156	4,485,800
Freenet AG (a)	101,549	3,239,677
Hannover Rueck SE (a)	18,488	2,220,659
HeidelbergCement AG (a)	62,632	6,071,475
Hella KGaA Hueck & Co. (a)	35,206	1,736,231
Henkel AG & Co. KGaA (Preference) (a)	13,631	1,879,630
HOCHTIEF AG (a)	56,597	10,390,016
Infineon Technologies AG (a)	840,585	17,854,509
Innogy SE (a)(b)	33,237	1,308,091
LANXESS AG (a)	24,204	1,835,637
Merck KGaA (a)	16,976	2,054,074
MTU Aero Engines AG (a)	22,984	3,247,336
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	57,722	11,680,215
OSRAM Licht AG (a)	105,838	8,448,208
Rheinmetall AG (a)	153,567	14,617,067
RWE AG *(a)	81,601	1,630,047
Salzgitter AG (a)	126,243	5,152,060
Siemens AG (Registered) (a)	88,450	12,166,649
Software AG (a)	218,140	9,567,654
STADA Arzneimittel AG *	16,805	1,193,676
Suedzucker AG (a)	326,625	6,819,061
Talanx AG (a)	147,346	5,511,606
Uniper SE (a)	499,945	9,394,111

		224,032,404

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Italy - 3.0%
A2A SpA (a)	8,658,530	$14,396,970
Assicurazioni Generali SpA (a)	934,811	15,430,156
Davide Campari-Milano SpA (a)	307,274	2,172,330
Enel SpA (a)	6,981,034	37,442,758
Eni SpA (a)	501,434	7,535,488
Hera SpA (a)	917,013	2,803,527
Italgas SpA	190,237	959,392
Leonardo SpA (a)	811,093	13,504,512
Mediobanca SpA (a)	339,675	3,360,417
Moncler SpA (a)	447,125	10,488,898
Poste Italiane SpA (a)(b)	240,833	1,651,390
Prysmian SpA (a)	221,567	6,534,797
Recordati SpA (a)	206,934	8,391,601
Terna Rete Elettrica Nazionale SpA (a)	341,286	1,843,331
Unipol Gruppo Finanziario SpA (a)	1,405,656	6,167,451

		132,683,018

Malta - 0.1%
Kindred Group plc, SDR	237,841	2,692,705

Netherlands - 1.9%
Aalberts Industries NV (a)	14,404	573,168
ABN AMRO Group NV, CVA (a)(b)	123,515	3,272,141
Akzo Nobel NV	8,014	696,967
ASM International NV (a)	118,212	6,874,477
Axfood AB (a)	38,022	634,866
Gemalto NV (a)	107,834	6,467,562
Koninklijke DSM NV (a)	131,740	9,581,786
Koninklijke Philips NV (a)	395,412	14,076,149
NN Group NV (a)	514,280	18,248,226
Philips Lighting NV (a)(b)	82,536	3,048,662
Randstad Holding NV (a)	142,806	8,325,750
Wolters Kluwer NV (a)	182,733	7,728,322

		79,528,076

Norway - 0.4%
Leroy Seafood Group ASA (a)	746,981	4,056,644
Marine Harvest ASA *(a)	742,668	12,706,462
Orkla ASA (a)	78,062	793,423

		17,556,529

Portugal - 0.1%
EDP-Energias de Portugal SA (a)	860,955	2,816,374
Galp Energia SGPS SA (a)	291,953	4,424,187

		7,240,561

Singapore - 0.2%
ComfortDelGro Corp. Ltd.	408,300	681,986
Genting Singapore plc (a)	10,150,600	7,997,309
SATS Ltd.	402,600	1,493,515
Singapore Airlines Ltd.	113,400	833,405
StarHub Ltd.	312,900	618,193
United Overseas Bank Ltd.	52,400	879,725
Wilmar International Ltd.	528,700	1,285,983

		13,790,116

INVESTMENTS	SHARES	VALUE
Spain - 2.3%
ACS Actividades de Construccion y Servicios SA (a)	137,648	$5,322,006
Aena SA (a)(b)	31,438	6,139,037
Amadeus IT Group SA (a)	103,671	6,197,010
Banco Bilbao Vizcaya Argentaria SA	115,658	963,425
Banco Santander SA (a)	109,914	729,816
Bankinter SA (a)	141,565	1,305,930
Distribuidora Internacional de Alimentacion SA (a)	127,052	792,853
Ebro Foods SA (a)	34,720	794,006
Endesa SA (a)	683,813	15,774,604
Gas Natural SDG SA (a)	120,794	2,827,602
Iberdrola SA (a)	1,615,860	12,804,758
Mapfre SA (a)	2,101,590	7,356,011
Mediaset Espana Comunicacion SA (a)	66,001	821,947
Melia Hotels International SA (a)	140,621	2,106,140
Repsol SA (a)	1,678,540	25,733,830
Tecnicas Reunidas SA (a)	64,414	2,496,007
Telefonica SA	267,203	2,765,983

		94,930,965

Sweden - 1.9%
BillerudKorsnas AB (a)	365,162	5,771,064
Boliden AB (a)	601,568	16,443,825
Electrolux AB, Series B (a)	328,391	10,768,354
Essity AB, Class B *	130,392	3,567,528
Husqvarna AB, Class B (a)	403,050	4,006,397
NCC AB, Class B (a)	274,196	7,723,456
Nibe Industrier AB, Class B (a)	77,525	732,285
Saab AB, Class B (a)	136,474	6,744,863
Sandvik AB (a)	244,129	3,843,625
Securitas AB, Class B (a)	274,740	4,633,897
Skanska AB, Class B (a)	313,385	7,441,624
SKF AB, Class B (a)	55,549	1,128,000
SSAB AB, Class A *(a)	472,845	2,157,988
Svenska Cellulosa AB SCA, Class B (a)	191,941	1,452,035
Swedish Match AB (a)	181,705	6,401,615
Volvo AB, Class B	48,803	832,269

		83,648,825

Switzerland - 4.4%
ABB Ltd. (Registered) (a)	632,829	15,707,520
Adecco Group AG (Registered) (a)	250,342	19,071,605
Baloise Holding AG (Registered) (a)	18,480	2,862,547
dormakaba Holding AG *(a)	1,965	1,710,160
Flughafen Zurich AG (Registered) (a)	13,014	3,196,241
Geberit AG (Registered) (a)	16,101	7,518,528
Georg Fischer AG (Registered) (a)	6,051	5,869,345
LafargeHolcim Ltd. (Registered) *(a)	42,073	2,418,065
Lonza Group AG (Registered) *(a)	21,243	4,601,577
Nestle SA (Registered)	96,688	8,432,903
Partners Group Holding AG (a)	11,444	7,105,701
Roche Holding AG (a)	32,467	8,295,803
Sika AG (a)	2,039	13,090,641
STMicroelectronics NV (a)	1,327,961	19,128,373
Straumann Holding AG (Registered) (a)	12,982	7,392,871
Swiss Life Holding AG (Registered) *(a)	23,135	7,825,924
Swiss Re AG (a)	264,776	24,264,806

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 4.4% (continued)
Temenos Group AG (Registered) (a)	160,629	$14,370,362
Zurich Insurance Group AG (a)	53,054	15,483,756

		188,346,728

United Kingdom - 0.7%
Dialog Semiconductor plc *(a)	263,344	11,251,448
Fiat Chrysler Automobiles NV *(a)	1,819,768	19,225,072

		30,476,520

TOTAL COMMON STOCKS (cost $1,062,531,273)		1,199,932,143

SHORT-TERM INVESTMENTS - 88.5%
INVESTMENT COMPANIES - 52.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (c)	6,584,603	6,584,603
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (c)	26,338,411	26,338,411
J.P. Morgan U.S. Treasury Plus Money Market Fund-IM Shares, 0.86% (c)(d)	31,269,470	31,269,470
J.P. Morgan U.S. Treasury Plus Money Market Fund-Institutional Shares, 0.80% (c)(d)	568,923,892	568,923,892
Limited Purpose Cash Investment Fund, 0.81% (c)(e)	1,578,643,597	1,578,485,732
UBS Select Treasury Preferred Fund, Class I, 0.85% (c)	32,923,013	32,923,013

TOTAL INVESTMENT COMPANIES (cost $2,244,525,121)		2,244,525,121

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 36.4%
U.S. Treasury Bills 0.62%, 7/6/2017 (f)	$74,826,000	74,821,286
0.59%, 7/13/2017 (f)	21,807,000	21,802,311
0.61%, 7/20/2017 (f)	58,208,000	58,186,521
0.60%, 7/27/2017 (f)	14,718,000	14,709,949
0.62%, 8/3/2017 (f)	40,162,000	40,132,521
0.62%, 8/10/2017 (f)	65,597,000	65,536,651
0.65%, 8/17/2017 (f)	66,586,000	66,510,758
0.67%, 8/24/2017 (f)	147,858,000	147,661,940
0.67%, 8/31/2017 (f)	26,226,000	26,186,346
0.83%, 9/7/2017 (f)	89,905,000	89,748,385
0.91%, 9/14/2017 (f)	60,437,000	60,320,900
0.89%, 9/21/2017 (f)	54,439,000	54,321,248
0.91%, 9/28/2017 (f)	64,228,000	64,071,219
0.91%, 10/5/2017 (f)	17,531,000	17,484,543
0.95%, 10/12/2017 (f)	20,603,000	20,543,334
0.95%, 10/19/2017 (f)	48,450,000	48,300,193
0.96%, 10/26/2017 (f)	118,023,000	117,630,810
0.98%, 11/2/2017 (f)	56,705,000	56,504,605
1.02%, 11/9/2017 (f)	40,189,000	40,037,729
1.02%, 11/16/2017 (f)	56,534,000	56,309,221
1.05%, 11/24/2017 (f)	38,357,000	38,194,405

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 36.4% (continued)
1.06%, 11/30/2017 (f)	$68,485,000	$68,183,734
1.07%, 12/7/2017 (f)	60,589,000	60,306,292
1.11%, 12/14/2017 (f)	122,335,000	121,740,085
1.13%, 12/21/2017 (f)	46,208,000	45,972,201
1.12%, 12/28/2017 (f)	91,956,000	91,446,196

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,566,815,890)		1,566,663,383

TOTAL SHORT-TERM INVESTMENTS (cost $3,811,341,011)		3,811,188,504

TOTAL LONG POSITIONS (cost $4,873,872,284)		5,011,120,647

	SHARES
SHORT POSITIONS - (24.0)%
COMMON STOCKS - (24.0)%

Austria - (0.3)%
ams AG *	(201,074)	(13,048,082)

Belgium - (1.2)%
Anheuser-Busch InBev SA/NV	(424,508)	(46,886,286)
Telenet Group Holding NV *	(76,478)	(4,817,727)

		(51,704,013)

Canada - (2.5)%
AltaGas Ltd. (1)	(119,589)	(2,737,046)
Barrick Gold Corp. (1)	(173,196)	(2,755,270)
BlackBerry Ltd. (1)*	(533,823)	(5,334,937)
Bombardier, Inc., Class B (1)*	(1,272,537)	(2,315,845)
Cameco Corp. (1)	(771,255)	(7,023,844)
Canadian Utilities Ltd., Class A (1)	(66,156)	(2,125,787)
Cenovus Energy, Inc. (1)	(361,635)	(2,665,970)
CI Financial Corp. (1)	(30,690)	(654,127)
Eldorado Gold Corp. (1)	(393,860)	(1,044,786)
Element Fleet Management Corp. (1)	(275,424)	(1,890,248)
Emera, Inc. (1)	(21,789)	(810,031)
Enbridge Income Fund Holdings, Inc. (1)	(24,742)	(614,162)
Enbridge, Inc. (1)	(355,282)	(14,153,199)
Fairfax Financial Holdings Ltd. (1)	(20,850)	(9,036,018)
Franco-Nevada Corp. (1)	(77,403)	(5,584,977)
Gildan Activewear, Inc. (1)	(196,070)	(6,025,131)
Goldcorp, Inc. (1)	(371,671)	(4,792,057)
IGM Financial, Inc. (1)	(20,603)	(638,998)
Imperial Oil Ltd. (1)	(126,247)	(3,679,933)
Inter Pipeline Ltd. (1)	(81,909)	(1,604,325)
Keyera Corp. (1)	(64,262)	(2,022,806)
Kinross Gold Corp. (1)*	(434,338)	(1,765,084)
Methanex Corp. (1)	(17,729)	(782,684)
Potash Corp. of Saskatchewan, Inc. (1)	(313,459)	(5,112,321)
Power Financial Corp. (1)	(75,595)	(1,939,425)
PrairieSky Royalty Ltd. (1)	(32,356)	(736,793)
Restaurant Brands International, Inc. (1)	(9,231)	(577,578)
TransCanada Corp. (1)	(243,353)	(11,600,927)
Wheaton Precious Metals Corp. (1)	(315,522)	(6,267,618)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Canada - (2.5)% (continued)
Whitecap Resources, Inc. (1)	(89,748)	$(640,859)
WSP Global, Inc. (1)	(65,691)	(2,725,812)
Yamana Gold, Inc. (1)	(345,557)	(834,048)

		(110,492,646)

Denmark - (1.3)%
AP Moller-Maersk A/S, Class B	(1,731)	(3,485,390)
Chr Hansen Holding A/S	(111,479)	(8,107,510)
Coloplast A/S, Class B	(122,236)	(10,217,141)
DONG Energy A/S (b)	(22,431)	(1,012,447)
DSV A/S	(93,899)	(5,767,666)
Novozymes A/S, Class B	(398,182)	(17,420,114)
Pandora A/S	(133,099)	(12,421,415)
Tryg A/S	(48,191)	(1,053,891)

		(59,485,574)

Finland - (0.9)%
Amer Sports OYJ *	(177,224)	(4,432,728)
Elisa OYJ	(17,784)	(689,880)
Kone OYJ, Class B	(91,717)	(4,666,113)
Nokia OYJ	(3,926,245)	(24,074,667)
Outokumpu OYJ	(169,797)	(1,354,925)
Sampo OYJ, Class A	(32,161)	(1,650,040)
Wartsila OYJ Abp	(12,972)	(767,131)

		(37,635,484)

Germany - (4.2)%
Axel Springer SE	(90,795)	(5,461,414)
Bayerische Motoren Werke AG	(122,455)	(11,389,207)
Bilfinger SE	(69,902)	(2,743,736)
Commerzbank AG *	(590,365)	(7,049,509)
Daimler AG (Registered)	(25,757)	(1,868,121)
Deutsche Bank AG (Registered)	(536,612)	(9,540,849)
Deutsche Telekom AG (Registered)	(203,172)	(3,662,170)
Duerr AG	(40,345)	(4,801,545)
E.ON SE	(2,257,888)	(21,314,393)
Fielmann AG	(65,640)	(5,066,162)
Fraport AG Frankfurt Airport Services Worldwide	(9,586)	(848,290)
GEA Group AG	(308,985)	(12,687,260)
HUGO BOSS AG	(13,418)	(940,633)
KION Group AG	(7,272)	(556,254)
Krones AG	(15,156)	(1,756,909)
MAN SE	(8,173)	(876,510)
METRO AG	(27,593)	(932,151)
ProSiebenSat.1 Media SE	(297,630)	(12,485,423)
Sartorius AG (Preference)	(43,343)	(4,191,083)
Schaeffler AG (Preference)	(41,927)	(601,508)
Symrise AG	(127,159)	(9,021,969)
Telefonica Deutschland Holding AG	(1,491,828)	(7,460,624)
thyssenkrupp AG	(443,007)	(12,625,687)
United Internet AG (Registered)	(233,303)	(12,839,609)
Volkswagen AG (Preference)	(115,187)	(17,595,478)
Zalando SE *(b)	(272,908)	(12,479,269)

		(180,795,763)

INVESTMENTS	SHARES	VALUE
Hong Kong - 0.0% (g)
Hutchison Port Holdings Trust, Class U (1)	(2,834,100)	$(1,147,811)

Italy - (2.2)%
Azimut Holding SpA	(440,441)	(8,860,729)
Banca Generali SpA	(130,333)	(3,889,169)
Banco BPM SpA *	(4,260,329)	(14,308,349)
BPER Banca	(365,578)	(1,831,078)
Brembo SpA	(74,926)	(1,097,890)
Buzzi Unicem SpA	(32,529)	(811,110)
FinecoBank Banca Fineco SpA	(565,314)	(4,456,081)
Mediaset SpA *	(1,331,627)	(5,246,243)
Saipem SpA *	(2,504,476)	(9,274,558)
Salvatore Ferragamo SpA	(283,787)	(7,576,980)
Snam SpA	(785,679)	(3,428,828)
UniCredit SpA *	(1,140,523)	(21,363,429)
UnipolSai Assicurazioni SpA	(339,266)	(744,300)
Yoox Net-A-Porter Group SpA *	(386,737)	(10,716,223)

		(93,604,967)

Luxembourg - (0.9)%
APERAM SA	(15,737)	(730,759)
ArcelorMittal *	(315,048)	(7,146,265)
Millicom International Cellular SA, SDR	(79,259)	(4,688,014)
Tenaris SA	(1,735,661)	(27,100,155)

		(39,665,193)

Netherlands - (1.7)%
Altice NV, Class A *	(1,390,069)	(32,026,342)
ASML Holding NV	(6,291)	(820,049)
Boskalis Westminster	(75,649)	(2,456,774)
Heineken NV	(114,935)	(11,175,667)
Koninklijke KPN NV	(3,293,169)	(10,540,000)
Koninklijke Vopak NV	(68,602)	(3,178,938)
OCI NV *	(117,517)	(2,587,591)
SBM Offshore NV	(498,153)	(7,979,740)

		(70,765,101)

Norway - (0.4)%
Gjensidige Forsikring ASA	(88,070)	(1,503,346)
Norsk Hydro ASA	(103,197)	(571,093)
Schibsted ASA, Class A	(252,934)	(6,109,083)
Statoil ASA	(308,168)	(5,110,085)
Telenor ASA	(102,244)	(1,696,253)
Yara International ASA	(32,078)	(1,206,206)

		(16,196,066)

Portugal - (0.1)%
Banco Comercial Portugues SA, Class R *	(16,890,791)	(4,545,268)
Jeronimo Martins SGPS SA	(37,905)	(740,049)

		(5,285,317)

Singapore - (0.4)%
CapitaLand Ltd.	(1,344,900)	(3,417,418)
Global Logistic Properties Ltd.	(1,330,900)	(2,764,896)
Keppel Corp. Ltd.	(1,385,100)	(6,325,313)
Singapore Post Ltd.	(2,855,900)	(2,758,815)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Singapore - (0.4)% (continued)
Singapore Telecommunications Ltd.	(869,500)	$(2,455,538)

		(17,721,980)

Spain - (2.2)%
Acerinox SA *	(98,761)	(1,354,360)
Atresmedia Corp. de Medios de Comunicacion SA	(51,814)	(606,734)
Banco de Sabadell SA	(1,660,291)	(3,377,956)
Bankia SA	(2,633,959)	(12,739,802)
CaixaBank SA	(1,237,320)	(5,914,857)
Cellnex Telecom SA(b)	(907,187)	(18,748,366)
Enagas SA	(177,836)	(4,990,847)
Ferrovial SA	(804,496)	(17,870,418)
Grifols SA	(149,957)	(4,180,969)
Industria de Diseno Textil SA	(611,252)	(23,475,136)
Red Electrica Corp. SA	(73,910)	(1,546,228)

		(94,805,673)

Sweden - (2.0)%
Alfa Laval AB	(132,334)	(2,708,549)
Assa Abloy AB, Class B	(339,136)	(7,475,058)
Atlas Copco AB, Class A	(28,930)	(1,112,410)
Elekta AB, Class B	(352,623)	(3,337,133)
Getinge AB, Class B	(199,051)	(3,898,665)
Hennes & Mauritz AB, Class B	(892,512)	(22,252,142)
Hexagon AB, Class B	(155,924)	(7,407,896)
Hexpol AB	(158,399)	(1,729,383)
Svenska Handelsbanken AB, Class A	(860,829)	(12,328,901)
Swedbank AB, Class A	(39,955)	(975,136)
Swedish Orphan Biovitrum AB *	(44,950)	(694,328)
Tele2 AB, Class B	(111,124)	(1,164,543)
Telefonaktiebolaget LM Ericsson, Class B	(2,365,902)	(17,011,143)

		(82,095,287)

Switzerland - (2.9)%
Aryzta AG *	(362,554)	(11,957,124)
Barry Callebaut AG (Registered) *	(646)	(889,231)
Chocoladefabriken Lindt & Spruengli AG	(1,901)	(11,020,861)
Cie Financiere Richemont SA (Registered)	(76,438)	(6,325,156)
Credit Suisse Group AG (Registered) *	(3,001,812)	(43,679,338)
DKSH Holding AG	(7,839)	(637,328)
Dufry AG (Registered) *	(11,447)	(1,878,571)
GAM Holding AG *	(149,316)	(2,007,530)
Givaudan SA (Registered)	(3,008)	(6,027,429)
Julius Baer Group Ltd. *	(17,806)	(940,802)
OC Oerlikon Corp. AG (Registered) *	(419,507)	(5,520,978)
Swatch Group AG (The)	(43,058)	(15,925,619)
Swisscom AG (Registered)	(3,400)	(1,643,220)
Vifor Pharma AG	(145,249)	(16,043,873)

		(124,497,060)

United Kingdom - (0.2)%
CNH Industrial NV	(197,712)	(2,242,202)
Subsea 7 SA	(95,863)	(1,292,563)
Unilever NV, CVA	(115,871)	(6,396,288)

		(9,931,053)

INVESTMENTS	SHARES	VALUE
United States - (0.5)%
QIAGEN NV *	(198,713)	$(6,611,925)
Valeant Pharmaceuticals International, Inc. (1)*	(740,706)	(12,874,393)

		(19,486,318)

Zambia - (0.1)%
First Quantum Minerals Ltd. (1)	(463,840)	(3,923,754)

TOTAL COMMON STOCKS (proceeds $(973,790,507))		(1,032,287,142)

TOTAL SHORT POSITIONS (proceeds $(973,790,507))		(1,032,287,142)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 92.4% (cost $3,900,081,777)		3,978,833,505

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6% (h)		325,642,061

NET ASSETS - 100.0%		$4,304,475,566

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(129,672,276)	(3.1)%
Consumer Staples	(10,279,057)	(0.2)
Energy	(41,926,021)	(1.0)
Financials	24,525,471	0.6
Health Care	13,000,922	0.3
Industrials	209,455,303	4.8
Information Technology	15,921,714	0.4
Materials	44,041,005	1.0
Real Estate	(6,182,314)	(0.1)
Telecommunication Services	(31,197,465)	(0.7)
Utilities	79,957,719	1.9
Short-Term Investments	3,811,188,504	88.5

Total Investments In Securities At Value	3,978,833,505	92.4
Other Assets in Excess of Liabilities (h)	325,642,061	7.6

Net Assets	$4,304,475,566	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,113,112,167. In addition, $1,014 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $9,440,427, which represents approximately 0.22% of net assets of the fund.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/17	VALUE AT 06/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	3,162,114,383	(1,583,470,786)	1,578,643,597	$1,578,485,732	$881,063	$—	$—

(f)	The rate shown was the effective yield at the date of purchase.
(g)	Represents less than 0.05% of net assets.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 5).

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMC	MSCI Singapore Index July Futures	07/2017	SGD	608,570	$571
GSIN	Swiss Market Index September Futures	09/2017	CHF	54,867,846	301,215
JPMC	Swiss Market Index September Futures	09/2017	CHF	14,898,407	25,055

					$326,841

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
416	BARC	Amsterdam Index Futures	07/2017	$49,781,919	$48,131,114	$(1,650,805)
1,525	BARC	CAC40 Index Futures	07/2017	91,894,227	89,118,109	(2,776,118)
220	BARC	DAX Index Futures	09/2017	80,304,349	77,392,084	(2,912,265)
1,491	BARC	FTSE 100 Index Futures	09/2017	144,739,042	140,645,937	(4,093,105)
140	BARC	FTSE/MIB Index Futures	09/2017	16,802,026	16,389,052	(412,974)
124	BARC	Hang Seng Index Futures	07/2017	20,377,411	20,317,389	(60,022)
251	BARC	IBEX 35 Index Futures	07/2017	30,940,313	29,831,598	(1,108,715)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
672	BARC	MSCI Singapore Index Futures	07/2017	$ 17,442,050	$ 17,496,162	$ 54,112
1,316	BARC	OMXS30 Index Futures	07/2017	25,680,140	25,036,131	(644,009)
10,523	BARC	S&P 500 E-Mini Futures	09/2017	1,277,768,203	1,273,756,535	(4,011,668)
515	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	71,648,307	70,625,848	(1,022,459)
532	BARC	SPI 200 Index Futures	09/2017	57,988,588	57,746,221	(242,367)
1,291	BARC	TOPIX Index Futures	09/2017	183,790,834	184,969,682	1,178,848

				$2,069,157,409	$2,051,455,862	$(17,701,547)

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	27,133,200	$20,305,910	$20,833,955	$528,045
Australian Dollar, Expiring 09/20/17	JPMC	AUD	40,699,800	30,458,900	31,250,932	792,032
Canadian Dollar, Expiring 09/20/17	CITI	CAD	37,545,164	27,916,765	28,988,287	1,071,522
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	52,968,246	39,390,193	40,896,312	1,506,119
Swiss Franc, Expiring 09/20/17	CITI	CHF	21,803,832	22,645,406	22,852,849	207,443
Swiss Franc, Expiring 09/20/17	JPMC	CHF	30,584,750	31,760,439	32,056,231	295,792
Danish Krone, Expiring 09/20/17	CITI	DKK	16,997,777	2,562,907	2,622,406	59,499
Danish Krone, Expiring 09/20/17	JPMC	DKK	24,614,666	3,710,288	3,797,535	87,247
Euro, Expiring 09/20/17	CITI	EUR	54,149,152	61,040,645	62,102,316	1,061,671
Euro, Expiring 09/20/17	JPMC	EUR	81,223,728	91,560,507	93,153,475	1,592,968
British Pound, Expiring 09/20/17	CITI	GBP	40,710,401	52,843,045	53,151,545	308,500
British Pound, Expiring 09/20/17	JPMC	GBP	61,065,600	79,262,726	79,727,316	464,590
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	79,206,800	10,190,811	10,166,913	(23,898)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	118,810,200	15,286,235	15,250,368	(35,867)
Israeli Shekel, Expiring 09/20/17	CITI	ILS	8,048,400	2,272,054	2,314,415	42,361
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	8,784,600	2,476,387	2,526,117	49,730
Japanese Yen, Expiring 09/20/17	CITI	JPY	7,909,495,401	71,776,270	70,563,242	(1,213,028)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	11,217,354,600	101,724,132	100,073,755	(1,650,377)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 09/20/17	CITI	NOK	24,837,806	$ 2,948,698	$ 2,979,613	$ 30,915
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	37,256,709	4,423,051	4,469,419	46,368
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	1,766,000	1,234,792	1,292,261	57,469
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	2,648,999	1,852,189	1,938,391	86,202
Swedish Krona, Expiring 09/20/17	CITI	SEK	100,524,706	11,614,518	11,985,394	370,876
Swedish Krona, Expiring 09/20/17	JPMC	SEK	137,917,056	15,931,663	16,443,628	511,965
Singapore Dollar, Expiring 09/20/17	CITI	SGD	8,154,686	5,899,251	5,930,421	31,170
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	12,232,029	8,848,891	8,895,631	46,740

				719,936,673	726,262,727	6,326,054

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	(293,600)	$(217,909)	$(225,438)	$(7,529)
Australian Dollar, Expiring 09/20/17	JPMC	AUD	(440,400)	(326,863)	(338,157)	(11,294)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(812,800)	(615,602)	(627,556)	(11,954)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(1,219,200)	(923,400)	(941,334)	(17,934)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(8,155,200)	(8,493,244)	(8,547,560)	(54,316)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(12,232,800)	(12,739,748)	(12,821,339)	(81,591)
Danish Krone, Expiring 09/20/17	CITI	DKK	(23,818,000)	(3,629,232)	(3,674,627)	(45,395)
Danish Krone, Expiring 09/20/17	JPMC	DKK	(35,727,000)	(5,443,841)	(5,511,940)	(68,099)
Euro, Expiring 09/20/17	CITI	EUR	(9,775,200)	(10,979,272)	(11,210,934)	(231,662)
Euro, Expiring 09/20/17	JPMC	EUR	(14,662,800)	(16,468,887)	(16,816,402)	(347,515)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(425,000)	(54,663)	(54,553)	110
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(4,756,200)	(562,851)	(570,567)	(7,716)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(4,342,800)	(512,970)	(520,974)	(8,004)
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	(2,830,000)	(2,004,674)	(2,070,838)	(66,164)
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	(99,000)	(71,033)	(72,443)	(1,410)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(10,843,200)	(1,261,790)	(1,292,818)	(31,028)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(16,264,800)	(1,892,682)	(1,939,225)	(46,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(3,934,400)	$ (2,848,364)	$ (2,861,257)	$ (12,893)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(693,600)	(501,876)	(504,414)	(2,538)

				(69,548,901)	(70,602,376)	(1,053,475)

				$650,387,772	$655,660,351	$5,272,579

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Total Return Basket Swaps* Outstanding at June 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	50 months maturity 08/21/2017	$2,675,882

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	39,523	$566,872	$9,288

Isle of Man
Paysafe Group plc	608,810	3,198,005	853,886

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
B&M European Value Retail SA	406,345	$1,576,280	$217,693

South Africa
Investec plc	562,276	4,086,612	114,701
Mondi plc	234,524	5,937,315	212,321

			327,022

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
Coca-Cola HBC AG	180,950	$4,348,497	$973,064
IWG plc	154,400	591,286	59,646

			1,032,710

United Kingdom
Ashtead Group plc	539,255	11,325,037	(166,435)
ASOS plc	103,377	6,762,055	975,713
Barclays plc	4,409,313	11,842,712	(181,079)
Barratt Developments plc	2,995,804	19,498,811	2,503,188
Bellway plc	307,680	9,737,471	2,202,060
Berendsen plc	46,056	530,686	207,673
Berkeley Group Holdings plc	191,218	7,418,241	622,390
Britvic plc	77,594	609,279	90,091
BT Group plc	4,433,700	18,686,153	(1,637,495)
Burberry Group plc	178,973	4,133,739	(260,994)
Close Brothers Group plc	191,729	3,636,134	135,114
Daily Mail & General Trust plc	85,429	797,250	(54,851)
DCC plc	46,845	4,109,987	156,141
Dixons Carphone plc	2,270,228	9,577,442	(1,185,163)
DS Smith plc	154,924	887,466	68,702
GKN plc	2,198,801	9,705,725	(366,148)
GlaxoSmithKline plc	451,049	9,553,385	48,213
Greene King plc	73,120	704,208	(62,485)
Howden Joinery Group plc	850,884	4,700,390	(186,623)
Imperial Brands plc	42,960	2,002,141	(71,641)
Inchcape plc	348,060	3,219,412	201,968
Indivior plc	1,578,901	6,558,020	(128,857)
Intermediate Capital Group plc	263,854	2,238,058	623,277
ITV plc	771,474	1,824,230	1,902
Jupiter Fund Management plc	88,555	561,421	21,020
Kingfisher plc	454,084	1,880,188	(101,578)
Lloyds Banking Group plc	852,510	749,855	(15,182)
Man Group plc	305,934	503,145	114,191
Old Mutual plc	1,142,874	3,072,903	(189,570)
Persimmon plc	534,142	13,189,730	2,410,694
Playtech plc	154,988	1,769,951	149,943
Reckitt Benckiser Group plc	74,239	7,192,993	332,847
Royal Mail plc	1,926,272	11,945,575	(1,378,682)
Sage Group plc (The)	74,575	652,696	15,567
Smiths Group plc	206,126	3,416,523	869,234
Standard Life plc	536,979	2,658,310	133,983
Tate & Lyle plc	753,780	7,126,320	(629,961)
Taylor Wimpey plc	8,532,426	19,077,327	516,950
Thomas Cook Group plc	576,100	581,008	93,952
UBM plc	133,924	1,269,266	(65,721)
Weir Group plc (The)	44,253	1,064,735	(65,952)
WH Smith plc	151,481	3,274,755	106,526

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
William Hill plc	1,233,823	$5,073,506	$(984,412)
Wm Morrison Supermarkets plc	3,351,925	9,767,021	760,843
WPP plc	868,303	19,540,071	(1,256,488)

			4,372,865

Total of Long Equity Positions			6,813,464

Short Positions

Common Stocks
Chile
Antofagasta plc	(1,060,049)	(9,926,258)	(1,133,214)

Jordan
Hikma Pharmaceuticals plc	(467,031)	(11,110,237)	2,165,884

Netherlands
Royal Dutch Shell plc	(749,221)	(19,290,571)	(615,264)

South Africa
Mediclinic International plc	(676,415)	(6,821,976)	278,986

Switzerland
Glencore plc	(4,600,958)	(17,242,141)	1,303

United Kingdom
Admiral Group plc	(99,982)	(2,802,450)	193,435
Aggreko plc	(564,123)	(6,591,565)	(166,201)
Associated British Foods plc	(124,418)	(4,255,465)	(505,671)
AstraZeneca plc	(42,297)	(2,937,746)	104,543
Aviva plc	(193,318)	(1,281,772)	(44,268)
Balfour Beatty plc	(613,644)	(1,941,087)	(223,702)
BP plc	(2,091,988)	(12,460,090)	384,771
British American Tobacco plc	(36,694)	(2,379,162)	(121,275)
BTG plc	(598,192)	(5,132,552)	(303,946)
Bunzl plc	(23,577)	(738,738)	35,852
Capita plc	(2,017,370)	(17,524,448)	(655,104)
Centrica plc	(300,528)	(788,616)	5,063
Cobham plc	(5,572,265)	(10,088,156)	677,956
ConvaTec Group plc	(1,185,742)	(4,728,418)	(198,317)
Croda International plc	(37,274)	(1,717,441)	(170,208)
Direct Line Insurance Group plc	(125,198)	(581,143)	1,410
easyJet plc	(713,233)	(11,120,345)	(1,514,649)
Essentra plc	(558,549)	(3,662,895)	(444,090)
Experian plc	(185,052)	(3,993,122)	195,328
G4S plc	(179,513)	(691,146)	(72,309)
Halma plc	(189,458)	(2,567,685)	(147,316)
Hargreaves Lansdown plc	(605,032)	(10,178,665)	(81,071)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Hays plc	(313,551)	$(674,472)	$(3,457)
Hiscox Ltd.	(42,663)	(583,902)	(120,530)
IMI plc	(38,452)	(508,867)	(90,030)
Informa plc	(64,238)	(567,340)	7,032
Inmarsat plc	(1,110,067)	(10,805,590)	(327,443)
International Consolidated Airlines Group SA	(502,148)	(3,897,895)	(94,080)
Intertek Group plc	(13,792)	(712,202)	(45,465)
John Wood Group plc	(598,547)	(5,471,582)	470,606
Just Eat plc	(1,670,280)	(12,600,213)	(1,656,923)
Meggitt plc	(172,515)	(1,056,170)	(15,797)
Merlin Entertainments plc	(343,126)	(2,102,169)	(45,755)
National Grid plc	(252,571)	(3,603,259)	473,782
Pearson plc	(72,828)	(660,451)	4,713
Pennon Group plc	(599,192)	(6,535,871)	96,423
Petrofac Ltd.	(1,072,983)	(6,897,910)	728,284
Provident Financial plc	(232,988)	(8,667,552)	1,277,958
Rio Tinto plc	(73,865)	(2,813,470)	(314,847)
Rolls-Royce Holdings plc	(168,107)	(1,968,155)	18,345
Rotork plc	(665,029)	(1,924,025)	(114,774)
Royal Bank of Scotland Group plc	(2,959,548)	(7,687,122)	(1,862,432)
RPC Group plc	(81,762)	(850,818)	49,501
Schroders plc	(29,120)	(1,085,735)	(91,760)
Smith & Nephew plc	(141,182)	(2,283,105)	(154,897)
Spirax-Sarco Engineering plc	(12,024)	(821,786)	(16,801)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
St James’s Place plc	(192,298)	$(2,368,924)	$(595,067)
Tesco plc	(4,001,647)	(9,549,107)	738,956
Travis Perkins plc	(62,229)	(1,300,600)	120,931
United Utilities Group plc	(243,195)	(2,979,168)	230,145
Vodafone Group plc	(1,293,454)	(3,772,262)	98,912
Whitbread plc	(73,646)	(3,640,963)	(165,014)
Worldpay Group plc	(2,045,083)	(8,009,235)	(376,448)

			(4,825,701)

Total of Short Equity Positions			(4,128,006)

Total of Long and Short Equity Positions			2,685,458

Net Cash and Other Receivables/ (Payables) (b)			(9,576)

Swaps, at Value			$2,675,882

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$9,981,461

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Aisin Seiki Co. Ltd.	13,800	$635,103	$74,309
Alfresa Holdings Corp.	188,000	3,712,323	(77,697)
Amada Holdings Co. Ltd.	537,900	5,357,290	882,173
ANA Holdings, Inc.	421,000	1,468,849	(2,932)
Aozora Bank Ltd.	2,448,000	8,624,875	721,304
Asahi Glass Co. Ltd.	29,400	1,199,639	42,006
Asahi Group Holdings Ltd.	229,300	8,393,712	241,790
Asahi Kasei Corp.	715,000	6,700,738	1,012,906
Astellas Pharma, Inc.	1,719,400	22,837,287	(1,763,117)
Bandai Namco Holdings, Inc.	524,300	14,656,216	3,257,726
Brother Industries Ltd.	155,100	3,057,655	534,930
Chubu Electric Power Co., Inc.	304,700	3,953,440	98,661
Citizen Watch Co. Ltd.	933,500	4,848,152	1,720,289
Cosmos Pharmaceutical Corp.	12,600	2,600,916	(146,137)
CyberAgent, Inc.	40,300	1,310,663	(59,083)
Daicel Corp.	97,600	1,150,201	69,679
Daiichi Sankyo Co. Ltd.	364,300	8,125,304	473,238
Daikin Industries Ltd.	6,200	555,789	80,282
DeNA Co. Ltd.	226,000	5,134,060	(54,609)
Ezaki Glico Co. Ltd.	29,600	1,472,784	120,978
Fuji Electric Co. Ltd.	296,000	1,514,513	51,109
FUJIFILM Holdings Corp.	105,500	3,683,404	120,659
Fujitsu Ltd.	2,795,000	16,083,382	4,589,184
Fukuoka Financial Group, Inc.	132,000	603,860	25,940
GungHo Online Entertainment, Inc.	1,145,200	2,861,515	87,630
Gunma Bank Ltd. (The)	500,900	2,137,719	878,563
Hakuhodo DY Holdings, Inc.	266,300	2,880,459	666,046
Haseko Corp.	842,000	9,392,259	861,103

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hikari Tsushin, Inc.	20,400	$1,997,975	$151,283
Hirose Electric Co. Ltd.	4,400	522,295	107,365
Hisamitsu Pharmaceutical Co., Inc.	15,700	753,526	(811)
Hitachi Capital Corp.	27,500	534,178	128,935
Hitachi Chemical Co. Ltd.	392,500	8,900,602	2,866,787
Hitachi High-Technologies Corp.	220,500	8,221,140	365,777
Hitachi Ltd.	439,000	2,646,947	59,792
Hitachi Metals Ltd.	58,100	594,887	215,746
Hoya Corp.	35,000	1,130,558	691,590
Idemitsu Kosan Co. Ltd.	268,300	5,703,859	1,928,927
Inpex Corp.	985,700	8,828,136	689,255
Isuzu Motors Ltd.	138,200	1,667,849	48,231
Ito En Ltd.	63,600	2,349,508	(27,482)
ITOCHU Corp.	416,700	4,867,360	1,336,856
Itochu Techno-Solutions Corp.	266,500	6,571,881	2,773,570
Japan Airlines Co. Ltd.	273,100	8,084,131	375,328
Japan Tobacco, Inc.	181,100	6,464,910	(99,588)
JSR Corp.	35,400	613,086	(268)
JTEKT Corp.	133,200	1,940,982	19,102
JXTG Holdings, Inc.	3,010,600	12,891,423	281,494
Kajima Corp.	1,273,000	9,278,531	1,480,381
Kaken Pharmaceutical Co. Ltd.	27,400	1,611,369	(115,265)
Kamigumi Co. Ltd.	328,000	3,130,666	317,213
Kaneka Corp.	82,000	598,981	28,602
Kao Corp.	198,300	11,642,960	147,630
KDDI Corp.	244,900	6,613,617	(136,593)
Kewpie Corp.	110,300	2,995,098	(98,661)
Keyence Corp.	5,000	1,959,692	241,448
Kirin Holdings Co. Ltd.	160,800	3,375,388	(95,293)
Kobayashi Pharmaceutical Co. Ltd.	33,300	1,795,107	184,070
Konami Holdings Corp.	184,400	6,641,055	3,623,704
Konica Minolta, Inc.	68,800	603,111	(29,123)
Kose Corp.	14,300	1,628,856	(60,565)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kuraray Co. Ltd.	177,000	$2,422,585	$800,416
Kurita Water Industries Ltd.	56,500	1,147,289	398,217
Kyushu Financial Group, Inc.	101,500	717,696	(74,538)
Lion Corp.	411,500	6,776,317	1,758,963
Marubeni Corp.	253,600	1,545,363	97,624
Maruichi Steel Tube Ltd.	28,000	885,504	(70,863)
Matsumotokiyoshi Holdings Co. Ltd.	86,700	4,455,190	483,614
Mebuki Financial Group, Inc.	459,600	1,746,668	(30,641)
Medipal Holdings Corp.	273,600	4,441,918	631,191
MEIJI Holdings Co. Ltd.	28,600	2,508,051	(188,907)
Miraca Holdings, Inc.	26,600	1,138,663	59,376
Mitsubishi Corp.	481,400	10,394,725	(275,206)
Mitsubishi Electric Corp.	400,300	4,482,329	1,307,051
Mitsubishi Gas Chemical Co., Inc.	556,300	8,899,264	2,916,216
Mitsubishi Tanabe Pharma Corp.	309,200	5,488,166	1,664,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	564,100	2,230,848	864,113
Mitsui & Co. Ltd.	81,500	900,170	266,570
Mitsui Chemicals, Inc.	2,300,000	10,722,072	1,526,287
Mixi, Inc.	134,200	4,385,296	3,082,838
Mizuho Financial Group, Inc.	1,970,800	3,711,274	(97,864)
MS&AD Insurance Group Holdings, Inc.	250,300	7,696,471	745,822
Nexon Co. Ltd.	219,500	3,307,033	1,046,940
NGK Insulators Ltd.	63,300	1,365,410	(96,362)
NH Foods Ltd.	308,000	9,015,284	354,107
NHK Spring Co. Ltd.	384,800	3,583,762	478,958
Nikon Corp.	34,500	453,312	99,694
Nippon Electric Glass Co. Ltd.	17,000	369,390	250,729
Nippon Express Co. Ltd.	1,403,000	6,814,159	1,989,901
Nippon Shinyaku Co. Ltd.	57,900	3,054,269	652,157
Nippon Shokubai Co. Ltd.	17,000	938,589	159,497
Nippon Telegraph & Telephone Corp.	432,800	19,225,143	1,204,793
Nisshin Seifun Group, Inc.	40,000	566,162	91,422
Nitori Holdings Co. Ltd.	35,800	4,534,584	257,721
Nitto Denko Corp.	53,800	4,139,566	303,310
Nomura Holdings, Inc.	209,400	1,311,579	(48,804)
Nomura Research Institute Ltd.	59,800	2,242,842	119,647
NSK Ltd.	134,800	1,574,548	121,745
Obayashi Corp.	530,700	5,247,913	1,004,863
Oji Holdings Corp.	203,000	937,746	113,285

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Oracle Corp. Japan	65,100	$3,716,756	$517,850
ORIX Corp.	541,700	8,313,950	114,827
Osaka Gas Co. Ltd.	137,000	566,439	(5,445)
Otsuka Corp.	31,200	1,710,640	230,126
Persol Holdings Co. Ltd.	169,500	3,317,307	(132,708)
Pola Orbis Holdings, Inc.	187,900	4,944,422	26,772
Recruit Holdings Co. Ltd.	175,800	3,050,787	(25,290)
Resona Holdings, Inc.	2,558,600	13,652,253	480,972
Sankyo Co. Ltd.	44,300	1,469,190	35,694
Sega Sammy Holdings, Inc.	512,800	7,262,798	(349,119)
Seiko Epson Corp.	449,000	8,145,777	1,872,492
Sekisui Chemical Co. Ltd.	355,300	5,035,682	1,339,626
Seven & i Holdings Co. Ltd.	274,200	11,665,907	(351,196)
Shimamura Co. Ltd.	48,400	6,110,779	(177,327)
Shimizu Corp.	97,000	1,042,857	(12,172)
Shin-Etsu Chemical Co. Ltd.	97,200	7,531,727	1,314,725
Shinsei Bank Ltd.	1,831,000	3,214,545	(7,068)
Shionogi & Co. Ltd.	133,600	6,419,555	1,029,699
SMC Corp.	3,000	925,746	(8,669)
Sojitz Corp.	3,070,400	6,715,201	843,142
Sompo Holdings, Inc.	198,500	7,292,783	411,968
Square Enix Holdings Co. Ltd.	393,400	11,587,186	1,305,291
Start Today Co. Ltd.	299,200	6,505,786	867,906
Subaru Corp.	163,100	5,869,984	(339,580)
Sumitomo Corp.	278,900	2,653,563	983,342
Sumitomo Dainippon Pharma Co. Ltd.	448,700	7,606,010	(1,481,303)
Sumitomo Electric Industries Ltd.	393,300	5,476,720	607,793
Sumitomo Heavy Industries Ltd.	984,000	6,705,237	(175,777)
Sumitomo Mitsui Financial Group, Inc.	55,100	2,113,894	37,456
Sumitomo Mitsui Trust Holdings, Inc.	86,300	3,138,628	(38,793)
Sumitomo Rubber Industries Ltd.	66,000	1,052,905	64,839
Suntory Beverage & Food Ltd.	17,300	832,657	(28,539)
Suzuken Co. Ltd.	72,700	2,170,004	250,042
Taiheiyo Cement Corp.	161,000	423,689	165,094
Taisei Corp.	1,297,000	10,324,000	1,539,071
Taisho Pharmaceutical Holdings Co. Ltd.	7,700	696,740	(110,043)
Takeda Pharmaceutical Co. Ltd.	143,600	7,237,179	53,246
THK Co. Ltd.	138,400	3,650,735	293,558
Toho Gas Co. Ltd.	92,000	709,375	(39,245)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Tokyo Broadcasting System Holdings, Inc.	85,700	$1,108,391	$411,727
Tokyo Century Corp.	16,600	569,820	95,502
Tokyo Gas Co. Ltd.	737,000	3,895,257	(56,448)
Toppan Printing Co. Ltd.	604,000	4,947,137	1,694,456
Tosoh Corp.	1,150,000	8,886,651	2,965,498
Toyo Seikan Group Holdings Ltd.	39,300	741,069	(75,768)
Toyo Suisan Kaisha Ltd.	114,000	4,514,291	(140,504)
Toyoda Gosei Co. Ltd.	94,400	1,988,552	273,409
Toyota Boshoku Corp.	367,000	7,914,908	(1,001,745)
Toyota Tsusho Corp.	173,000	3,474,380	1,727,001
Tsuruha Holdings, Inc.	19,300	1,869,917	180,973
West Japan Railway Co.	39,300	2,769,304	11,390
Yamazaki Baking Co. Ltd.	112,000	2,532,499	(299,562)
Yokogawa Electric Corp.	257,800	3,537,467	611,391

			73,375,106

Total of Long Equity Positions			73,375,106

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(10,600)	(621,059)	(3,622)
Acom Co. Ltd.	(3,076,100)	(13,205,977)	(874,178)
Advantest Corp.	(83,200)	(1,487,051)	60,812
Aeon Co. Ltd.	(945,100)	(12,687,742)	(1,686,858)
AEON Financial Service Co. Ltd.	(559,800)	(10,576,296)	(1,303,842)
Air Water, Inc.	(40,600)	(714,607)	(34,693)
Alps Electric Co. Ltd.	(613,600)	(15,091,964)	(2,732,094)
Asics Corp.	(630,300)	(11,208,230)	(505,649)
Bank of Kyoto Ltd. (The)	(1,078,000)	(7,753,796)	(2,461,400)
Benesse Holdings, Inc.	(19,500)	(619,083)	(118,098)
Calbee, Inc.	(514,700)	(18,203,673)	(2,041,010)
Canon, Inc.	(191,200)	(5,832,285)	(671,443)
Casio Computer Co. Ltd.	(528,800)	(7,594,389)	(555,583)
Chiba Bank Ltd. (The)	(145,000)	(938,816)	(116,410)
Chugai Pharmaceutical Co. Ltd.	(306,700)	(10,051,447)	(1,439,356)
Chugoku Electric Power Co., Inc. (The)	(1,027,700)	(11,678,362)	331,130
Concordia Financial Group Ltd.	(879,000)	(4,195,160)	(259,953)
Dai-ichi Life Holdings, Inc.	(66,000)	(1,089,114)	(108,879)
Don Quijote Holdings Co. Ltd.	(327,700)	(11,690,818)	(760,084)
Eisai Co. Ltd.	(79,100)	(4,491,709)	115,298
Electric Power Development Co. Ltd.	(409,600)	(9,535,947)	(609,123)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
FamilyMart UNY Holdings Co. Ltd.	(192,600)	$(11,098,026)	$68,616
Fast Retailing Co. Ltd.	(5,200)	(1,618,678)	(120,330)
Hamamatsu Photonics KK	(257,200)	(7,210,943)	(715,234)
Hiroshima Bank Ltd. (The)	(168,000)	(777,670)	29,832
Hokuriku Electric Power Co.	(613,100)	(6,224,055)	689,437
Honda Motor Co. Ltd.	(224,600)	(6,601,666)	448,056
IHI Corp.	(1,217,000)	(3,762,794)	(396,162)
Iida Group Holdings Co. Ltd.	(50,200)	(823,508)	(14,405)
Isetan Mitsukoshi Holdings Ltd.	(735,000)	(6,916,723)	(477,529)
Iyo Bank Ltd. (The)	(298,300)	(2,068,260)	(409,608)
Izumi Co. Ltd.	(13,300)	(610,731)	(145,527)
J Front Retailing Co. Ltd.	(251,100)	(2,902,753)	(966,814)
Japan Post Holdings Co. Ltd.	(175,300)	(2,116,231)	(64,392)
Japan Post Insurance Co. Ltd.	(83,200)	(1,846,946)	6,727
JFE Holdings, Inc.	(133,900)	(2,628,434)	297,022
JGC Corp.	(466,500)	(7,668,858)	69,888
Kakaku.com, Inc.	(655,500)	(9,972,323)	549,556
Kansai Electric Power Co., Inc. (The)	(76,100)	(708,361)	(341,014)
Kansai Paint Co. Ltd.	(237,900)	(5,090,261)	(401,946)
Kawasaki Heavy Industries Ltd.	(2,379,000)	(7,257,058)	175,673
Keihan Holdings Co. Ltd.	(563,000)	(3,586,828)	4,118
Keikyu Corp.	(956,000)	(9,759,044)	(1,770,637)
Keio Corp.	(832,000)	(6,740,550)	(233,485)
Keisei Electric Railway Co. Ltd.	(71,100)	(1,679,778)	(223,103)
Kikkoman Corp.	(112,700)	(3,530,415)	(74,654)
Kintetsu Group Holdings Co. Ltd.	(2,223,000)	(8,342,684)	(233,822)
Kobe Steel Ltd.	(1,722,000)	(15,113,014)	(2,642,933)
Kubota Corp.	(168,900)	(2,709,831)	(145,051)
Kyowa Hakko Kirin Co. Ltd.	(51,400)	(778,107)	(177,882)
Kyushu Electric Power Co., Inc.	(721,400)	(6,788,685)	(1,979,014)
Kyushu Railway Co.	(72,100)	(2,375,359)	36,859
Lawson, Inc.	(21,000)	(1,462,064)	(7,580)
LIXIL Group Corp.	(165,300)	(4,067,776)	(75,486)
Marui Group Co. Ltd.	(871,800)	(11,782,312)	(1,099,274)
Mazda Motor Corp.	(168,600)	(2,322,561)	(46,083)
MINEBEA MITSUMI, Inc.	(258,900)	(3,609,548)	(577,370)
MISUMI Group, Inc.	(101,500)	(1,743,370)	(582,974)
Mitsubishi Heavy Industries Ltd.	(1,638,000)	(6,844,912)	101,007

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Logistics Corp.	(429,000)	$(5,638,061)	$(86,257)
Mitsubishi Materials Corp.	(19,600)	(577,516)	(17,273)
Mitsubishi Motors Corp.	(1,446,000)	(9,070,671)	(491,955)
MonotaRO Co. Ltd.	(258,200)	(6,898,596)	(1,445,745)
Murata Manufacturing Co. Ltd.	(102,800)	(14,759,134)	(934,934)
Nagoya Railroad Co. Ltd.	(970,000)	(4,676,340)	150,215
Nankai Electric Railway Co. Ltd.	(742,000)	(3,600,173)	(242,309)
NGK Spark Plug Co. Ltd.	(869,500)	(16,639,338)	(1,985,799)
Nidec Corp.	(93,400)	(9,236,546)	(359,371)
Nippon Paint Holdings Co. Ltd.	(208,200)	(6,562,799)	(1,358,119)
Nippon Yusen KK	(4,245,000)	(8,140,551)	204,575
Nissan Chemical Industries Ltd.	(24,000)	(778,074)	(17,212)
Nissan Motor Co. Ltd.	(683,600)	(6,541,634)	(284,067)
NTN Corp.	(128,000)	(578,969)	(16,663)
Obic Co. Ltd.	(45,900)	(2,308,340)	(517,995)
Odakyu Electric Railway Co. Ltd.	(605,800)	(12,321,186)	77,501
Olympus Corp.	(62,300)	(2,232,258)	(50,315)
Ono Pharmaceutical Co. Ltd.	(428,300)	(9,820,645)	478,828
Orient Corp.	(2,273,000)	(4,041,251)	70,782
Oriental Land Co. Ltd.	(145,700)	(8,197,461)	(1,677,363)
Pigeon Corp.	(167,600)	(3,983,283)	(2,109,869)
Ricoh Co. Ltd.	(1,926,400)	(15,858,927)	(1,206,326)
Rinnai Corp.	(29,900)	(2,570,664)	(222,784)
Ryohin Keikaku Co. Ltd.	(35,200)	(7,481,546)	(1,328,337)
Santen Pharmaceutical Co. Ltd.	(452,500)	(6,200,010)	53,644
Sawai Pharmaceutical Co. Ltd.	(17,500)	(1,000,001)	17,161
Seibu Holdings, Inc.	(789,200)	(13,196,928)	(1,425,769)
Sekisui House Ltd.	(44,000)	(731,108)	(46,531)
Seven Bank Ltd.	(3,672,900)	(11,447,141)	(1,721,882)
Shikoku Electric Power Co., Inc.	(656,700)	(6,449,216)	(1,302,591)
Shimano, Inc.	(138,600)	(20,555,495)	(1,451,217)
Shizuoka Bank Ltd. (The)	(229,000)	(1,866,024)	(210,853)
Sohgo Security Services Co. Ltd.	(41,600)	(1,853,894)	(23,934)
Sony Corp.	(322,600)	(11,771,542)	(533,629)
Sony Financial Holdings, Inc.	(1,215,400)	(17,672,216)	(3,113,536)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sosei Group Corp.	(103,600)	$(11,067,589)	$(328,590)
Stanley Electric Co. Ltd.	(25,000)	(588,847)	(168,775)
Sumco Corp.	(189,500)	(3,002,550)	248,177
Sumitomo Metal Mining Co. Ltd.	(285,000)	(3,699,298)	(110,036)
Sundrug Co. Ltd.	(20,100)	(702,910)	(46,867)
Sysmex Corp.	(155,600)	(9,197,574)	(115,664)
T&D Holdings, Inc.	(521,500)	(7,698,724)	(276,127)
TDK Corp.	(21,000)	(1,396,735)	8,594
Tobu Railway Co. Ltd.	(474,000)	(2,252,603)	(337,083)
Tokyo Electric Power Co. Holdings, Inc.	(199,800)	(768,642)	(56,202)
Tokyu Corp.	(246,000)	(1,803,730)	(76,100)
Toray Industries, Inc.	(591,500)	(4,973,666)	11,176
Toyota Industries Corp.	(180,200)	(7,707,797)	(1,823,036)
Toyota Motor Corp.	(24,400)	(1,293,252)	10,702
Unicharm Corp.	(63,700)	(1,191,698)	(412,011)
USS Co. Ltd.	(40,900)	(702,880)	(112,302)
Welcia Holdings Co. Ltd.	(20,300)	(636,061)	(115,470)
Yahoo Japan Corp.	(1,547,500)	(6,771,486)	44,153
Yakult Honsha Co. Ltd.	(168,300)	(7,592,826)	(3,879,017)
Yamaha Corp.	(52,400)	(1,717,212)	(96,822)
Yamaha Motor Co. Ltd.	(303,400)	(5,840,685)	(2,032,353)
Yamato Holdings Co. Ltd.	(103,300)	(2,355,303)	256,705
Yaskawa Electric Corp.	(591,300)	(9,660,945)	(2,929,049)
Yokohama Rubber Co. Ltd. (The)	(188,300)	(3,476,664)	(319,311)

			(63,005,790)

Total of Short Equity Positions			(63,005,790)

Total of Long and Short Equity Positions			10,369,316

Net Cash and Other Receivables/ (Payables) (b)			(387,855)

Swaps, at Value			$9,981,461

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$6,051,570

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Adelaide Brighton Ltd.	169,355	$712,889	$19,700
AGL Energy Ltd.	544,029	8,056,726	2,604,333
Ansell Ltd.	34,657	584,722	47,289
Aristocrat Leisure Ltd.	508,803	6,916,988	1,904,105
Aurizon Holdings Ltd.	1,516,630	5,391,252	855,625
Australia & New Zealand Banking Group Ltd.	114,315	2,571,025	(47,900)
Bendigo & Adelaide Bank Ltd.	187,061	1,679,324	(86,951)
Boral Ltd.	148,507	721,168	71,744
CIMIC Group Ltd.	302,754	7,360,586	1,672,952
Coca-Cola Amatil Ltd.	621,575	4,681,819	(271,024)
Cochlear Ltd.	7,957	840,073	110,290
Flight Centre Travel Group Ltd.	28,049	728,419	97,207
Fortescue Metals Group Ltd.	1,567,835	6,547,450	(271,257)
Harvey Norman Holdings Ltd.	738,584	2,702,212	(533,367)
Newcrest Mining Ltd.	214,484	3,564,139	(235,399)
Orica Ltd.	154,320	2,385,210	67,084
Origin Energy Ltd.	458,165	2,143,091	272,679
Qantas Airways Ltd.	199,435	499,582	377,043
South32 Ltd.	2,377,179	5,046,664	(150,848)
Tabcorp Holdings Ltd.	193,404	723,584	(74,042)
Treasury Wine Estates Ltd.	558,771	4,744,073	906,189
Woodside Petroleum Ltd.	37,794	790,005	76,954

			7,412,406

Total of Long Equity Positions			7,412,406

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Australia
Alumina Ltd.	(563,608)	$(688,028)	$(142,117)
AMP Ltd.	(3,194,591)	(12,739,942)	(7,222)
APA Group	(1,008,694)	(6,642,936)	(464,544)
AusNet Services	(448,782)	(569,644)	(28,733)
Brambles Ltd.	(1,186,303)	(9,106,056)	235,371
Challenger Ltd.	(55,231)	(475,893)	(90,528)
Domino’s Pizza Enterprises Ltd.	(99,737)	(4,597,992)	606,949
Healthscope Ltd.	(3,143,299)	(6,448,260)	1,106,241
Iluka Resources Ltd.	(599,403)	(3,516,349)	(481,521)
Insurance Australia Group Ltd.	(255,264)	(1,055,012)	(275,334)
Platinum Asset Management Ltd.	(379,378)	(1,446,497)	96,886
REA Group Ltd.	(133,629)	(5,946,878)	(870,953)
SEEK Ltd.	(750,323)	(8,920,390)	(830,437)
Sonic Healthcare Ltd.	(44,978)	(790,564)	(46,872)
Sydney Airport	(586,433)	(2,742,415)	(452,058)
TPG Telecom Ltd.	(827,282)	(3,891,387)	267,046
Transurban Group	(283,394)	(2,286,700)	(294,284)
Vocus Group Ltd.	(813,778)	(2,412,806)	305,540

			(1,366,570)

Total of Short Equity Positions			(1,366,570)

Total of Long and Short Equity Positions			6,045,836

Net Cash and Other Receivables/ (Payables) (b)			5,734

Swaps, at Value			$6,051,570

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$(71,637)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
Cheung Kong Property Holdings Ltd.	592,000	$3,945,950	$686,617
CLP Holdings Ltd.	398,000	3,851,827	356,763
Henderson Land Development Co. Ltd.	126,500	682,641	22,713
HKT Trust & HKT Ltd.	1,062,000	1,431,288	(38,415)
Kerry Properties Ltd.	1,352,000	4,176,990	413,573
Melco International Development Ltd.	434,000	1,122,444	38,666
New World Development Co. Ltd.	4,086,000	4,868,892	310,493
Power Assets Holdings Ltd.	87,000	802,110	(34,162)
Sino Land Co. Ltd.	1,430,000	2,348,494	(5,606)
SJM Holdings Ltd.	2,235,000	1,894,606	460,351
Sun Hung Kai Properties Ltd.	252,000	3,479,919	222,005
Swire Properties Ltd.	232,600	689,552	77,194
WH Group Ltd.	5,911,500	4,637,416	1,331,850
Wharf Holdings Ltd. (The)	210,000	1,623,219	114,465
Wheelock & Co. Ltd.	390,000	2,328,995	612,620
Xinyi Glass Holdings Ltd.	4,152,000	3,664,457	445,295
Yue Yuen Industrial Holdings Ltd.	986,000	3,482,871	606,557

			5,620,979

Total of Long Equity Positions			5,620,979

Short Positions

Common Stocks
China
Guotai Junan International Holdings Ltd.	(1,993,000)	(616,608)	(1,271)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong
AIA Group Ltd.	(1,038,600)	$(6,713,814)	$(884,959)
ASM Pacific Technology Ltd.	(68,400)	(756,496)	(166,407)
Cathay Pacific Airways Ltd.	(2,137,000)	(3,017,072)	(300,078)
Haitong International Securities Group Ltd.	(4,898,000)	(2,826,194)	(66,475)
Hang Lung Properties Ltd.	(338,881)	(793,499)	(53,415)
Hang Seng Bank Ltd.	(65,500)	(1,325,614)	(44,659)
Hong Kong & China Gas Co. Ltd.	(4,386,615)	(7,415,309)	(834,505)
Hysan Development Co. Ltd.	(130,000)	(591,007)	(29,404)
MTR Corp. Ltd.	(837,274)	(4,191,038)	(520,583)
Sands China Ltd.	(518,400)	(2,276,323)	(96,674)
Swire Pacific Ltd.	(81,000)	(803,750)	13,056
Techtronic Industries Co. Ltd.	(420,500)	(1,713,649)	(218,547)
Value Partners Group Ltd.	(4,448,000)	(3,874,978)	(173,781)

			(3,376,431)

Macau
MGM China Holdings Ltd.	(1,264,000)	(2,546,672)	(264,233)
Wynn Macau Ltd.	(857,600)	(1,389,977)	(612,576)

			(876,809)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
Samsonite International SA	(1,324,500)	$(4,693,209)	$(840,284)

Total of Short Equity Positions			(5,094,795)

Total of Long and Short Equity Positions			526,184

Net Cash and Other Receivables/ (Payables) (b)			(597,821)

Swaps, at Value			$(71,637)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR and Federal Funds floating Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	9-45 months maturity 12/22/2020	$35,453,506

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Thomson Reuters Corp.	128,565	$5,844,078	$107,196

Panama
Copa Holdings SA	8,645	1,012,579	(1,114)

United Kingdom
Liberty Global plc	362,292	10,840,871	455,393

United States
AbbVie, Inc.	220,752	15,168,429	838,299
Accenture plc	52,532	6,155,968	341,190
Activision Blizzard, Inc.	116,273	5,720,632	973,205
Adobe Systems, Inc.	31,637	4,109,330	365,407
Adtalem Global Education, Inc.	21,082	746,303	53,759
AdvanSix, Inc.	109,353	3,017,763	398,424
Aetna, Inc.	139,064	17,700,066	3,414,021
Aflac, Inc.	372,977	27,112,109	1,860,745

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AGCO Corp.	141,535	$8,888,719	$649,324
Agilent Technologies, Inc.	200,555	10,571,254	1,323,663
Air Products & Chemicals, Inc.	13,313	1,810,236	94,321
Akamai Technologies, Inc.	134,311	7,448,076	(758,045)
Alcoa Corp.	71,148	2,354,374	(31,392)
Alexion Pharmaceuticals, Inc.	120,454	14,089,351	566,288
Allison Transmission Holdings, Inc.	18,948	670,542	40,198
Allstate Corp. (The)	212,245	17,328,531	1,442,417
Alphabet, Inc.	14,768	12,493,644	1,235,871
Altria Group, Inc.	57,627	4,130,507	160,975
Amazon.com, Inc.	5,557	5,314,571	64,605
AMC Networks, Inc.	88,381	5,159,570	(439,140)
Amdocs Ltd.	112,038	7,087,789	134,180
Ameren Corp.	177,955	9,796,423	(67,623)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Eagle Outfitters, Inc.	515,675	$6,829,901	$(616,017)
American Electric Power Co., Inc.	402,708	27,576,736	399,389
American Financial Group, Inc.	43,882	4,135,879	224,676
American International Group, Inc.	189,886	11,728,213	143,460
American Water Works Co., Inc.	24,450	1,914,191	(8,313)
Ameriprise Financial, Inc.	76,069	9,738,353	(55,530)
Amgen, Inc.	148,006	24,036,653	1,454,421
Anadarko Petroleum Corp.	97,818	5,157,640	(722,572)
Analog Devices, Inc.	28,309	2,199,541	2,899
Anthem, Inc.	172,423	28,406,689	4,031,250
Apple, Inc.	66,404	9,527,719	35,785
Applied Materials, Inc.	350,306	13,437,160	1,033,981
Arch Capital Group Ltd.	31,464	2,971,683	(36,406)
Archer-Daniels-Midland Co.	294,152	13,062,972	(890,963)
Arrow Electronics, Inc.	170,982	12,165,372	1,243,036
Aspen Insurance Holdings Ltd.	87,654	4,462,806	(93,254)
Assurant, Inc.	36,469	3,440,850	340,620
Assured Guaranty Ltd.	665,154	25,215,849	2,547,679
AT&T, Inc.	317,400	12,211,219	(235,717)
Avery Dennison Corp.	151,388	12,123,151	1,255,007
Avnet, Inc.	290,801	12,209,183	(902,840)
Avon Products, Inc.	1,282,708	4,549,154	325,136
Axis Capital Holdings Ltd.	89,747	5,915,205	(112,164)
Bank of America Corp.	599,799	14,054,667	496,457
Bank of New York Mellon Corp. (The)	21,935	1,065,488	53,636
Baxter International, Inc.	421,468	22,419,495	3,096,178
BB&T Corp.	50,972	2,241,749	72,890
Bed Bath & Beyond, Inc.	227,613	8,486,740	(1,567,305)
Bemis Co., Inc.	39,540	1,903,456	(74,731)
Best Buy Co., Inc.	82,164	4,136,707	573,755
Big Lots, Inc.	77,885	3,650,470	111,376
Biogen, Inc.	111,087	29,884,025	260,544
Bioverativ, Inc.	206,074	11,557,963	841,510
BlackRock, Inc.	35,940	14,280,439	900,976
Boeing Co. (The)	134,560	23,925,342	2,683,898
Booz Allen Hamilton Holding Corp.	237,224	8,193,717	(474,448)
BorgWarner, Inc.	73,164	2,988,803	110,424
Boston Beer Co., Inc. (The)	35,108	4,903,861	(264,338)
Brinker International, Inc.	28,797	1,197,091	(99,926)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bristol-Myers Squibb Co.	10,112	$542,166	$21,275
Broadridge Financial Solutions, Inc.	67,745	4,596,494	522,318
Bruker Corp.	295,508	6,696,211	1,826,239
Brunswick Corp.	220,150	12,819,335	990,675
Bunge Ltd.	117,555	8,192,186	577,417
Burlington Stores, Inc.	96,459	9,060,065	(186,801)
BWX Technologies, Inc.	81,502	3,879,495	93,727
CA, Inc.	256,274	8,141,093	692,671
Cabot Corp.	152,046	8,890,594	(766,776)
Cadence Design Systems, Inc.	141,617	4,368,884	373,869
CalAtlantic Group, Inc.	90,308	3,207,671	(15,283)
Campbell Soup Co.	63,604	3,610,799	(293,850)
Capital One Financial Corp.	229,201	18,957,919	(21,332)
Cardinal Health, Inc.	107,035	8,264,134	76,033
Carlisle Cos., Inc.	30,964	3,202,607	(248,641)
Cars.com, Inc.	32,563	893,153	(26,000)
Caterpillar, Inc.	126,726	13,013,389	604,587
CDK Global, Inc.	104,715	6,675,636	(177,023)
CDW Corp.	129,826	7,449,418	668,602
Celanese Corp.	139,068	12,718,015	485,101
Centene Corp.	278,242	20,334,339	1,891,632
CenturyLink, Inc.	214,439	5,198,668	(77,865)
Charles River Laboratories International, Inc.	133,167	11,733,058	1,736,784
Cheesecake Factory, Inc. (The)	14,364	910,965	(188,456)
Chemours Co. (The)	163,388	6,176,513	19,160
Chicago Bridge & Iron Co. NV	272,017	4,506,804	860,092
Chico’s FAS, Inc.	659,559	8,108,136	(1,895,090)
Cigna Corp.	63,460	9,521,017	1,101,553
Cirrus Logic, Inc.	270,850	17,339,270	(351,558)
Cisco Systems, Inc.	290,469	9,585,477	(493,797)
Citigroup, Inc.	370,732	22,698,079	2,096,477
Citrix Systems, Inc.	58,546	4,856,976	(197,885)
CMS Energy Corp.	14,716	666,046	14,569
CNO Financial Group, Inc.	156,470	3,197,970	69,123
Coach, Inc.	102,918	4,690,860	181,278
Coca-Cola Co. (The)	17,080	747,379	18,659
Colfax Corp.	34,915	1,354,529	20,074
Colony NorthStar, Inc.	442,155	6,067,061	162,903
Columbia Property Trust, Inc.	30,574	688,608	(4,362)
Comerica, Inc.	69,887	4,700,600	417,924
Commerce Bancshares, Inc.	146,490	8,046,850	278,177
Commercial Metals Co.	236,080	4,298,336	288,698
CommScope Holding Co., Inc.	169,414	6,901,893	(459,079)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Conagra Brands, Inc.	330,478	$12,655,204	$(837,311)
ConocoPhillips	84,459	4,147,781	(434,964)
Consolidated Edison, Inc.	165,445	12,992,396	378,869
Constellation Brands, Inc.	66,424	11,357,884	1,510,438
Convergys Corp.	350,795	7,403,242	938,663
CoreLogic, Inc.	158,131	6,431,121	428,601
Corning, Inc.	433,508	11,763,326	1,263,589
Crane Co.	137,186	10,220,841	668,983
Credit Acceptance Corp.	3,636	946,442	(11,481)
Crown Castle International Corp.	17,480	1,743,871	7,275
Cummins, Inc.	133,055	19,934,300	1,649,882
Curtiss-Wright Corp.	120,841	10,739,800	350,987
Dana, Inc.	459,386	8,194,020	2,064,070
Danaher Corp.	37,930	3,230,849	(29,936)
Darden Restaurants, Inc.	18,597	1,541,319	140,593
DaVita, Inc.	79,453	5,144,780	597
Deere & Co.	26,526	3,249,853	28,496
Delphi Automotive plc	13,884	1,042,550	174,383
Delta Air Lines, Inc.	270,048	12,363,333	2,149,047
Deluxe Corp.	43,175	2,934,605	53,969
Devon Energy Corp.	335,003	11,985,345	(1,275,299)
Dick’s Sporting Goods, Inc.	105,274	5,062,627	(869,563)
Dillard’s, Inc.	64,795	3,428,544	309,480
Discover Financial Services	122,622	8,013,978	(388,116)
Dolby Laboratories, Inc.	139,015	7,107,220	(301,045)
Domtar Corp.	52,174	1,910,612	93,913
Dover Corp.	44,236	3,629,783	(81,171)
Dow Chemical Co. (The)	63,614	4,040,761	(28,626)
DR Horton, Inc.	602,634	20,120,935	712,122
Dr Pepper Snapple Group, Inc.	64,519	6,253,181	(374,855)
DST Systems, Inc.	132,616	7,967,569	214,838
DTE Energy Co.	144,189	14,952,566	301,189
Duke Energy Corp.	16,289	1,349,869	11,728
DXC Technology Co.	30,088	2,337,568	(29,217)
Eastman Chemical Co.	199,210	16,166,101	565,547
Eaton Corp. plc	68,516	5,114,719	217,881
eBay, Inc.	1,102,105	37,148,562	1,336,944
Edison International	114,451	9,218,474	(269,550)
Electronic Arts, Inc.	69,448	6,139,203	1,202,839
Eli Lilly & Co.	85,577	7,183,521	(140,534)
EMCOR Group, Inc.	56,385	3,495,306	191,145
Emerson Electric Co.	142,590	8,550,276	(49,060)
Endo International plc	483,443	5,296,740	103,319
Energen Corp.	32,463	1,723,762	(121,064)
Energizer Holdings, Inc.	11,525	557,004	(3,574)
EnerSys	50,355	3,892,484	(244,264)
Ensco plc	2,899,156	20,418,807	(5,459,162)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
EPR Properties	57,934	$4,261,314	$(97,598)
Esterline Technologies Corp.	83,118	6,991,981	887,605
Euronet Worldwide, Inc.	25,924	2,214,621	50,359
Everest Re Group Ltd.	75,145	18,385,657	745,509
Exelon Corp.	363,539	12,917,159	195,692
Express Scripts Holding Co.	126,357	8,210,758	(144,127)
Extended Stay America, Inc.	347,611	6,526,128	203,621
F5 Networks, Inc.	15,975	2,085,478	(55,695)
Fair Isaac Corp.	40,291	5,156,170	460,798
Fidelity National Information Services, Inc.	9,133	779,677	281
First American Financial Corp.	62,256	2,373,821	408,399
Fiserv, Inc.	41,495	4,799,308	277,191
Flex Ltd.	1,151,642	19,005,189	(221,908)
FLIR Systems, Inc.	152,379	5,395,364	(113,907)
Foot Locker, Inc.	217,337	15,758,317	(5,047,950)
Ford Motor Co.	1,502,645	16,859,095	(44,497)
Fortune Brands Home & Security, Inc.	11,436	691,649	54,435
Franklin Resources, Inc.	367,811	15,462,092	1,012,162
Freeport-McMoRan, Inc.	282,088	3,186,281	201,595
FTI Consulting, Inc.	110,604	4,409,069	(542,353)
GameStop Corp.	231,070	4,925,688	67,735
Gap, Inc. (The)	34,443	837,927	(80,526)
General Dynamics Corp.	19,187	3,565,904	235,041
General Motors Co.	378,979	12,885,286	352,450
Genpact Ltd.	347,268	8,584,174	1,080,295
Gilead Sciences, Inc.	747,195	49,823,502	3,062,960
Globus Medical, Inc.	17,789	545,973	43,732
Goodyear Tire & Rubber Co. (The)	161,794	5,606,299	50,019
Graham Holdings Co.	3,562	2,130,529	5,425
Graphic Packaging Holding Co.	477,743	6,210,659	372,640
Greif, Inc.	38,786	2,150,562	12,921
Hain Celestial Group, Inc. (The)	88,694	3,106,484	336,617
Halliburton Co.	54,257	2,368,999	(51,682)
Hanover Insurance Group, Inc. (The)	8,193	722,868	3,277
Hartford Financial Services Group, Inc. (The)	91,862	4,387,329	441,856
Hasbro, Inc.	7,089	684,514	105,981
Hawaiian Electric Industries, Inc.	59,994	2,027,797	(85,191)
HCA Healthcare, Inc.	98,214	8,688,993	(124,732)
HCP, Inc.	330,994	10,368,044	210,524
HD Supply Holdings, Inc.	141,473	5,707,021	(1,373,703)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Healthcare Trust of America, Inc.	56,476	$1,734,008	$22,961
Helen of Troy Ltd.	15,716	1,470,441	8,434
Herman Miller, Inc.	91,482	2,904,554	(123,501)
Hershey Co. (The)	5,927	632,818	3,564
Hewlett Packard Enterprise Co.	1,739,032	31,264,880	(2,414,339)
Hill-Rom Holdings, Inc.	11,548	810,670	108,667
Hilton Worldwide Holdings, Inc.	87,244	5,664,658	(268,617)
Honeywell International, Inc.	109,094	13,695,240	845,899
HP, Inc.	1,076,078	19,222,523	(412,679)
HSN, Inc.	25,348	893,083	(84,482)
Hubbell, Inc.	54,156	6,308,632	(179,798)
Humana, Inc.	64,938	14,442,368	1,183,013
Huntington Ingalls Industries, Inc.	119,248	23,726,305	(1,527,097)
IAC/InterActiveCorp	43,985	3,313,814	1,227,197
IDACORP, Inc.	34,625	2,890,495	64,749
Ingersoll-Rand plc	238,460	19,522,720	2,270,139
Ingredion, Inc.	90,592	10,935,866	(136,393)
Intel Corp.	407,205	14,585,341	(846,244)
InterDigital, Inc.	87,876	7,592,486	(799,672)
International Business Machines Corp.	163,676	25,643,451	(465,172)
International Game Technology plc	590,029	12,819,004	(2,021,473)
Interpublic Group of Cos., Inc. (The)	76,896	1,878,569	13,072
Intuit, Inc.	54,835	6,739,604	543,033
Invesco Ltd.	292,592	9,344,046	952,266
ITT, Inc.	167,629	6,565,564	169,770
Jabil, Inc.	286,481	8,123,509	238,871
Jack Henry & Associates, Inc.	16,895	1,562,619	192,265
Jacobs Engineering Group, Inc.	101,197	5,496,009	8,096
Jazz Pharmaceuticals plc	12,150	1,795,047	94,278
JetBlue Airways Corp.	356,345	7,603,263	532,093
John Wiley & Sons, Inc.	29,375	1,546,594	2,937
Johnson & Johnson	188,151	23,344,941	1,545,555
JPMorgan Chase & Co.	426,604	36,647,197	2,344,409
Juniper Networks, Inc.	810,017	23,212,026	(628,752)
KB Home	98,981	1,924,191	448,384
KeyCorp	186,172	3,202,158	286,705
Kimberly-Clark Corp.	79,276	10,440,649	(205,325)
Kimco Realty Corp.	157,344	2,974,266	(87,003)
KLA-Tencor Corp.	7,855	751,959	(33,148)
Kohl’s Corp.	195,178	7,638,699	(91,165)
Kroger Co. (The)	195,802	5,929,848	(1,363,745)
L3 Technologies, Inc.	97,894	15,898,965	457,165
Laboratory Corp. of America Holdings	101,599	14,554,982	1,105,488

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lam Research Corp.	8,189	$1,046,309	$111,862
Lancaster Colony Corp.	23,286	2,991,320	(135,990)
Landstar System, Inc.	7,960	685,754	(4,378)
Las Vegas Sands Corp.	187,944	10,700,628	1,307,114
Lear Corp.	192,881	25,813,322	1,591,210
Legg Mason, Inc.	139,910	5,131,994	206,971
Lennox International, Inc.	10,394	1,709,709	199,045
Liberty Interactive Corp. QVC Group	86,422	1,983,954	136,842
Liberty Property Trust	53,869	2,159,683	33,324
Lincoln Electric Holdings, Inc.	21,933	1,867,156	152,654
Lincoln National Corp.	196,234	12,948,478	313,016
Lockheed Martin Corp.	29,000	7,764,683	286,007
Lowe’s Cos., Inc.	39,075	3,189,302	(159,817)
LyondellBasell Industries NV	389,291	33,113,462	(261,194)
Macy’s, Inc.	300,372	8,084,791	(1,104,146)
Mallinckrodt plc	86,491	3,986,067	(110,405)
Manhattan Associates, Inc.	22,045	1,028,259	31,223
ManpowerGroup, Inc.	109,661	10,828,917	1,414,733
Marathon Petroleum Corp.	151,003	7,481,093	420,894
MarketAxess Holdings, Inc.	4,050	761,199	53,256
Marvell Technology Group Ltd.	925,168	15,410,589	(126,813)
Masco Corp.	38,172	1,262,730	195,822
Maxim Integrated Products, Inc.	122,782	5,441,068	71,843
McKesson Corp.	147,641	21,221,364	3,071,486
Medtronic plc	78,827	6,551,324	444,573
Merck & Co., Inc.	463,546	29,493,804	214,859
Meredith Corp.	11,658	737,369	(44,300)
MetLife, Inc.	94,555	4,907,405	287,447
MGM Resorts International	132,623	4,189,501	(39,727)
Michael Kors Holdings Ltd.	222,094	8,031,327	19,581
Micron Technology, Inc.	441,076	12,283,829	886,701
Microsemi Corp.	21,938	1,050,899	(24,201)
Microsoft Corp.	295,601	20,019,793	355,984
Molina Healthcare, Inc.	152,140	8,989,127	1,535,919
Molson Coors Brewing Co.	302,120	27,435,093	(1,350,052)
Morgan Stanley	334,777	14,159,320	758,343
MSA Safety, Inc.	31,392	2,522,944	25,144
MSC Industrial Direct Co., Inc.	66,555	6,833,202	(1,112,134)
MSCI, Inc.	32,432	3,173,471	166,700
Murphy Oil Corp.	32,348	803,455	25,625
Mylan NV	106,194	4,100,083	22,368
Nabors Industries Ltd.	340,395	2,790,418	(19,603)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nasdaq, Inc.	104,668	$7,264,260	$218,456
National Retail Properties, Inc.	187,556	7,954,238	(620,798)
Navient Corp.	121,424	1,810,111	211,598
NCR Corp.	53,425	2,182,199	(322)
NetApp, Inc.	98,165	3,961,413	(29,904)
NeuStar, Inc.	194,063	6,437,683	34,318
Nordstrom, Inc.	15,045	695,099	24,503
Norfolk Southern Corp.	49,885	5,723,306	347,698
Northrop Grumman Corp.	90,271	21,391,704	1,781,764
Nu Skin Enterprises, Inc.	248,316	13,722,100	1,882,077
Nuance Communications, Inc.	79,330	1,319,258	61,877
NVR, Inc.	6,936	14,941,415	1,778,576
Oceaneering International, Inc.	299,202	7,928,923	(1,095,150)
Old Republic International Corp.	51,280	1,029,190	(27,691)
Omnicom Group, Inc.	93,703	7,812,334	(44,355)
ON Semiconductor Corp.	388,441	5,628,327	(174,615)
ONE Gas, Inc.	38,592	2,632,746	61,361
Oracle Corp.	312,670	14,082,355	1,594,919
Orbital ATK, Inc.	37,766	3,632,712	81,952
Oshkosh Corp.	223,232	15,003,204	373,017
Owens Corning	192,319	11,579,527	1,290,460
PACCAR, Inc.	9,417	628,585	(6,686)
Parker-Hannifin Corp.	88,413	14,129,282	884
Patterson-UTI Energy, Inc.	161,083	3,268,677	(16,411)
PepsiCo, Inc.	29,654	3,334,038	90,703
Pfizer, Inc.	1,191,615	40,453,564	(427,216)
PG&E Corp.	163,113	11,006,865	(181,055)
Pilgrim’s Pride Corp.	115,633	2,604,055	(69,380)
Pinnacle Foods, Inc.	82,513	5,047,108	(145,836)
Pinnacle West Capital Corp.	87,697	7,368,302	99,975
Pitney Bowes, Inc.	221,794	3,437,798	(88,709)
PNC Financial Services Group, Inc. (The)	177,233	20,940,040	1,191,045
Popular, Inc.	151,217	6,050,192	257,069
ProAssurance Corp.	10,987	660,319	7,691
Procter & Gamble Co. (The)	322,370	28,306,145	(211,600)
Prologis, Inc.	96,877	5,174,970	505,897
Prudential Financial, Inc.	76,954	8,127,346	194,460
Public Service Enterprise Group, Inc.	361,724	16,063,868	(506,119)
PulteGroup, Inc.	346,271	8,123,593	370,435
PVH Corp.	82,042	8,366,643	1,027,166
QEP Resources, Inc.	251,258	2,760,228	(222,522)
QIAGEN NV	193,043	6,286,939	185,793
QUALCOMM, Inc.	70,112	3,910,612	(39,027)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Quanta Services, Inc.	149,381	$5,102,147	$(184,524)
Quest Diagnostics, Inc.	5,344	523,124	70,915
Ralph Lauren Corp.	12,461	1,025,117	(105,495)
Raymond James Financial, Inc.	64,532	4,887,662	289,095
Raytheon Co.	149,256	22,454,345	1,647,514
Red Hat, Inc.	28,235	2,536,869	166,632
Regal Beloit Corp.	79,973	6,113,160	408,638
Regions Financial Corp.	854,157	12,274,236	230,622
Reinsurance Group of America, Inc.	114,490	14,296,389	402,982
Reliance Steel & Aluminum Co.	120,527	9,430,032	(654,462)
RenaissanceRe Holdings Ltd.	10,904	1,534,503	(18,302)
Republic Services, Inc.	54,442	3,412,969	56,620
Rockwell Automation, Inc.	40,988	6,360,518	277,899
Ross Stores, Inc.	141,442	8,934,627	(769,181)
Rowan Cos. plc	170,550	2,480,837	(734,405)
Ryder System, Inc.	49,026	3,368,105	160,786
Santander Consumer USA Holdings, Inc.	321,108	3,896,940	200,399
SCANA Corp.	150,210	10,026,518	39,055
Science Applications International Corp.	34,644	2,518,619	(113,632)
Scripps Networks Interactive, Inc.	72,226	5,399,105	(465,347)
Seagate Technology plc	435,378	18,917,380	(2,046,482)
Senior Housing Properties Trust	112,864	2,407,853	(100,913)
Skyworks Solutions, Inc.	54,392	5,788,757	(569,845)
Sonoco Products Co.	113,191	5,882,536	(62,255)
Southwest Airlines Co.	13,586	800,555	43,679
Spirit AeroSystems Holdings, Inc.	410,676	23,243,813	550,754
Stanley Black & Decker, Inc.	40,421	5,299,193	389,254
Staples, Inc.	505,080	4,660,438	425,717
Starbucks Corp.	68,612	3,958,940	41,825
State Street Corp.	93,734	7,368,430	1,042,322
Steel Dynamics, Inc.	217,455	7,409,744	377,320
STORE Capital Corp.	259,863	5,784,045	49,880
SunTrust Banks, Inc.	198,631	10,884,979	381,372
Synaptics, Inc.	46,287	2,224,553	168,948
SYNNEX Corp.	85,221	9,012,908	1,210,203
Synopsys, Inc.	130,608	9,331,942	193,300
Synovus Financial Corp.	32,973	1,329,471	129,254
Target Corp.	24,865	1,392,524	(92,333)
TE Connectivity Ltd.	157,366	11,944,818	436,739
Tech Data Corp.	152,714	13,740,162	1,683,952
TEGNA, Inc.	323,068	4,894,925	(239,516)
Teleflex, Inc.	19,815	3,814,388	302,377

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Telephone & Data Systems, Inc.	27,234	$723,063	$32,681
Teradata Corp.	60,673	1,804,609	(15,362)
Teradyne, Inc.	119,187	3,776,842	(197,656)
Terex Corp.	80,599	2,937,608	84,854
Texas Instruments, Inc.	157,366	12,572,068	(465,902)
Textron, Inc.	118,656	5,575,474	13,224
Thor Industries, Inc.	101,208	9,175,200	1,403,060
Timken Co. (The)	214,698	9,405,388	524,395
TJX Cos., Inc. (The)	158,898	12,052,207	(584,539)
Toll Brothers, Inc.	119,386	4,251,310	465,631
Torchmark Corp.	68,104	5,177,646	32,310
Toro Co. (The)	74,935	4,621,991	570,255
Total System Services, Inc.	9,815	517,447	54,277
Travelers Cos., Inc. (The)	88,998	10,811,693	449,224
Trinity Industries, Inc.	85,199	2,266,059	122,069
Tupperware Brands Corp.	111,149	7,379,200	426,794
Tyson Foods, Inc.	201,159	12,461,800	136,788
UGI Corp.	206,632	10,317,136	(314,081)
Umpqua Holdings Corp.	32,090	560,317	28,855
Union Pacific Corp.	71,124	7,593,198	152,917
United Continental Holdings, Inc.	157,152	11,344,548	481,140
United Rentals, Inc.	112,618	12,273,314	419,861
United Technologies Corp.	8,115	912,938	77,985
United Therapeutics Corp.	195,484	24,212,925	1,147,214
UnitedHealth Group, Inc.	150,157	24,839,969	3,002,142
Universal Health Services, Inc.	35,036	4,132,352	144,843
Unum Group	288,454	13,286,191	164,419
Urban Outfitters, Inc.	102,580	2,257,786	(355,953)
US Bancorp	104,028	5,309,589	91,545
Vail Resorts, Inc.	19,384	3,681,991	249,666
Valero Energy Corp.	82,693	5,493,440	85,029
Validus Holdings Ltd.	105,258	5,761,433	(291,175)
Vectren Corp.	11,296	664,431	(4,292)
Ventas, Inc.	101,165	6,578,659	450,285
Verizon Communications, Inc.	184,794	8,815,677	(562,777)
Versum Materials, Inc.	121,831	3,659,803	299,704
Vertex Pharmaceuticals, Inc.	114,462	13,610,200	1,140,517
Viacom, Inc.	21,002	723,420	(18,383)
Vishay Intertechnology, Inc.	242,786	3,836,019	194,229
Waddell & Reed Financial, Inc.	97,402	1,633,230	205,720
Walgreens Boots Alliance, Inc.	76,267	6,204,416	(231,947)
Wal-Mart Stores, Inc.	332,532	23,914,328	1,251,694

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Walt Disney Co. (The)	91,853	$10,298,023	$(538,642)
Waste Management, Inc.	135,218	9,907,423	10,817
Waters Corp.	39,481	6,134,163	1,124,024
Watsco, Inc.	27,407	3,863,017	363,143
WellCare Health Plans, Inc.	179,199	25,673,095	6,503,878
Welltower, Inc.	14,205	1,031,439	31,805
WESCO International, Inc.	145,015	9,515,144	(1,205,785)
West Pharmaceutical Services, Inc.	27,263	2,185,129	391,769
Western Digital Corp.	144,610	12,662,038	150,408
Western Union Co. (The)	137,260	2,698,532	(83,729)
Westlake Chemical Corp.	20,600	1,345,592	18,334
WestRock Co.	91,188	4,705,301	461,411
Whirlpool Corp.	44,104	7,303,622	1,147,586
Williams Cos., Inc. (The)	140,302	4,068,677	179,667
Woodward, Inc.	94,281	6,390,338	(18,828)
World Fuel Services Corp.	164,971	5,942,713	400,422
Worthington Industries, Inc.	133,138	5,778,189	908,001
WW Grainger, Inc.	27,845	4,864,409	162,449
Wyndham Worldwide Corp.	95,931	8,091,780	1,540,652
Xerox Corp.	681,162	19,437,457	132,327
Zimmer Biomet Holdings, Inc.	38,446	4,758,532	177,934

			98,981,569

Total of Long Equity Positions			99,543,044

Short Positions

Common Stocks
Argentina
MercadoLibre, Inc.	(14,837)	(3,210,213)	(512,093)

Australia
Atlassian Corp. plc	(202,832)	(6,479,579)	(656,050)

Canada
Waste Connections, Inc.	(47,683)	(2,906,775)	(164,964)

Ghana
Kosmos Energy Ltd.	(1,928,916)	(12,715,076)	350,724

Ireland
XL Group Ltd.	(80,004)	(3,150,558)	(353,618)

United States
3D Systems Corp.	(157,697)	(2,287,438)	(661,496)
ABIOMED, Inc.	(16,919)	(2,377,568)	(46,925)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Acadia Healthcare Co., Inc.	(621,325)	$(27,348,497)	$(3,332,532)
ACI Worldwide, Inc.	(256,550)	(5,517,767)	(221,256)
Acuity Brands, Inc.	(123,756)	(21,042,126)	(4,114,994)
Acxiom Corp.	(22,044)	(612,382)	39,679
Adient plc	(14,967)	(1,010,309)	31,767
Advance Auto Parts, Inc.	(180,977)	(25,344,501)	4,244,392
Advanced Micro Devices, Inc.	(1,061,382)	(12,963,417)	(282,630)
AECOM	(85,258)	(2,938,260)	181,868
Agios Pharmaceuticals, Inc.	(162,372)	(8,536,303)	182,264
Air Lease Corp.	(130,434)	(4,965,622)	92,608
Alaska Air Group, Inc.	(46,411)	(3,892,445)	(273,406)
Align Technology, Inc.	(48,997)	(6,110,181)	(1,245,248)
Alkermes plc	(257,738)	(14,867,828)	(73,244)
Allegheny Technologies, Inc.	(903,271)	(15,761,141)	396,501
Allegion plc	(11,782)	(873,400)	(82,356)
Allergan plc	(70,045)	(16,665,071)	(362,168)
Alliance Data Systems Corp.	(65,975)	(16,647,034)	(288,089)
Alliant Energy Corp.	(183,534)	(7,395,725)	23,164
Allscripts Healthcare Solutions, Inc.	(463,901)	(5,730,240)	(189,137)
Alnylam Pharmaceuticals, Inc.	(174,756)	(8,422,806)	(5,515,733)
AMERCO	(4,889)	(1,783,409)	(6,258)
American Airlines Group, Inc.	(369,286)	(17,508,804)	(1,073,668)
American Homes 4 Rent	(35,719)	(795,745)	(10,433)
American Tower Corp.	(15,632)	(1,885,844)	(182,582)
AmerisourceBergen Corp.	(19,345)	(1,842,307)	13,625
AMETEK, Inc.	(104,379)	(5,604,109)	(718,128)
Amphenol Corp.	(118,089)	(8,228,580)	(488,750)
AmTrust Financial Services, Inc.	(250,428)	(4,456,523)	665,043
Antero Resources Corp.	(377,557)	(8,381,730)	222,723
Aon plc	(53,075)	(6,528,477)	(527,845)
Apache Corp.	(104,524)	(5,036,963)	27,128
AptarGroup, Inc.	(70,636)	(5,373,987)	(761,456)
Aqua America, Inc.	(30,956)	(1,006,070)	(24,765)
Arconic, Inc.	(141,202)	(3,699,479)	501,254
Arista Networks, Inc.	(126,798)	(17,305,142)	(1,687,931)
Armstrong World Industries, Inc.	(134,283)	(5,986,158)	(190,860)
ARRIS International plc	(69,417)	(1,789,297)	(155,767)
Arthur J Gallagher & Co.	(129,317)	(7,230,273)	(173,125)
Artisan Partners Asset Management, Inc.	(205,382)	(5,514,507)	(790,721)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Associated Banc-Corp.	(28,552)	$(676,682)	$(42,828)
athenahealth, Inc.	(67,851)	(7,733,988)	(1,802,470)
Autodesk, Inc.	(93,744)	(7,831,374)	(1,619,896)
AutoZone, Inc.	(27,194)	(16,745,352)	1,232,263
Avangrid, Inc.	(55,659)	(2,419,536)	(37,808)
Avis Budget Group, Inc.	(524,993)	(13,903,929)	(412,630)
Axalta Coating Systems Ltd.	(418,965)	(13,204,367)	(219,272)
Ball Corp.	(1,152,408)	(43,108,681)	(5,534,461)
Bank of Hawaii Corp.	(12,608)	(1,019,703)	(26,383)
Bank of the Ozarks, Inc.	(434,364)	(21,256,516)	897,875
BankUnited, Inc.	(21,220)	(774,742)	59,416
Belden, Inc.	(7,443)	(561,908)	482
Berry Global Group, Inc.	(71,285)	(4,022,278)	(41,680)
BioMarin Pharmaceutical, Inc.	(104,423)	(8,992,909)	(490,788)
Bio-Rad Laboratories, Inc.	(6,144)	(1,225,544)	(164,905)
Bio-Techne Corp.	(59,719)	(5,992,750)	(1,024,232)
Black Hills Corp.	(203,607)	(13,872,096)	134,732
Blue Buffalo Pet Products, Inc.	(575,358)	(13,521,102)	397,186
Brandywine Realty Trust	(43,894)	(746,809)	(22,653)
Brookdale Senior Living, Inc.	(635,440)	(8,330,618)	(1,016,704)
Brown & Brown, Inc.	(33,594)	(1,395,495)	(51,399)
Brown-Forman Corp.	(254,539)	(11,632,432)	(738,163)
Cabot Oil & Gas Corp.	(273,666)	(6,690,614)	(172,930)
Calpine Corp.	(186,817)	(1,992,280)	(535,354)
CarMax, Inc.	(335,763)	(19,907,332)	(1,265,883)
Carpenter Technology Corp.	(42,622)	(1,563,846)	(31,495)
Casey’s General Stores, Inc.	(134,636)	(14,906,733)	485,871
Catalent, Inc.	(116,591)	(3,236,566)	(855,778)
CBS Corp. (Non-Voting)	(15,144)	(1,052,659)	86,775
CF Industries Holdings, Inc.	(764,509)	(21,796,612)	420,941
CH Robinson Worldwide, Inc.	(88,748)	(6,581,467)	486,255
Charles Schwab Corp. (The)	(340,042)	(13,415,164)	(1,193,040)
Charter Communications, Inc.	(40,381)	(13,497,004)	(105,336)
Chemical Financial Corp.	(22,391)	(1,075,612)	(8,336)
Cheniere Energy, Inc.	(556,657)	(26,137,210)	(977,553)
Chesapeake Energy Corp.	(551,057)	(3,036,560)	297,807
Chevron Corp.	(64,410)	(6,813,970)	94,075
Chipotle Mexican Grill, Inc.	(18,523)	(8,334,311)	626,891
Churchill Downs, Inc.	(7,728)	(1,304,355)	(112,187)
Ciena Corp.	(168,555)	(3,813,452)	(403,795)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cimarex Energy Co.	(37,191)	$(4,389,876)	$893,550
Cincinnati Financial Corp.	(59,340)	(4,179,456)	(119,727)
CIT Group, Inc.	(66,155)	(3,209,771)	(11,978)
Citizens Financial Group, Inc.	(123,883)	(4,424,219)	4,074
Clean Harbors, Inc.	(141,088)	(7,810,483)	(66,460)
Cognex Corp.	(99,329)	(8,553,756)	120,724
CommVault Systems, Inc.	(19,996)	(1,135,242)	6,468
Compass Minerals International, Inc.	(215,744)	(14,585,256)	497,173
Concho Resources, Inc.	(83,870)	(10,672,458)	479,736
Conduent, Inc.	(489,880)	(8,082,286)	273,598
CONSOL Energy, Inc.	(356,047)	(5,678,274)	358,932
Copart, Inc.	(390,301)	(11,747,147)	(660,522)
Core Laboratories NV	(98,688)	(11,319,332)	1,325,198
CoStar Group, Inc.	(37,018)	(8,532,762)	(1,225,182)
Coty, Inc.	(849,623)	(14,802,851)	(1,136,077)
Cousins Properties, Inc.	(1,188,924)	(9,962,743)	(487,899)
Covanta Holding Corp.	(639,961)	(9,887,545)	1,440,060
Cree, Inc.	(76,208)	(1,845,758)	(32,769)
CSX Corp.	(270,559)	(13,203,241)	(1,558,458)
Cypress Semiconductor Corp.	(1,563,289)	(21,134,291)	(204,604)
CyrusOne, Inc.	(84,795)	(4,716,308)	(11,014)
DCT Industrial Trust, Inc.	(14,649)	(767,871)	(14,972)
DDR Corp.	(90,120)	(806,031)	(11,357)
Dean Foods Co.	(105,254)	(2,015,487)	226,169
Denbury Resources, Inc.	(454,921)	(1,012,176)	316,147
DENTSPLY SIRONA, Inc.	(107,803)	(6,682,708)	(307,239)
DexCom, Inc.	(515,763)	(39,948,210)	2,220,146
Diebold Nixdorf, Inc.	(478,212)	(13,655,121)	265,185
Discovery Communications, Inc.	(170,732)	(5,012,692)	602,684
DISH Network Corp.	(122,502)	(7,701,701)	13,475
Dollar General Corp.	(264,018)	(18,907,847)	(125,211)
Dollar Tree, Inc.	(19,034)	(1,466,570)	135,712
Dominion Energy, Inc.	(478,246)	(37,315,350)	667,359
Domino’s Pizza, Inc.	(38,232)	(7,703,519)	(383,696)
Donaldson Co., Inc.	(17,343)	(782,896)	(6,905)
Dunkin’ Brands Group, Inc.	(205,880)	(10,977,456)	(370,650)
Dycom Industries, Inc.	(107,389)	(9,974,503)	361,040
East West Bancorp, Inc.	(49,090)	(2,794,729)	(80,963)
Eaton Vance Corp.	(11,834)	(516,909)	(43,076)
Ecolab, Inc.	(62,920)	(7,854,304)	(498,326)
Empire State Realty Trust, Inc.	(172,467)	(3,600,055)	17,915
Envision Healthcare Corp.	(432,833)	(25,867,951)	(1,257,693)
EOG Resources, Inc.	(68,215)	(6,514,061)	339,239

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
EQT Corp.	(273,642)	$(16,014,381)	$(18,304)
Equinix, Inc.	(28,706)	(12,053,866)	(265,601)
Essex Property Trust, Inc.	(17,936)	(4,405,901)	(208,494)
Exxon Mobil Corp.	(115,449)	(9,442,149)	121,951
FactSet Research Systems, Inc.	(17,411)	(2,802,619)	(90,741)
Fastenal Co.	(765,960)	(36,389,341)	3,047,103
FireEye, Inc.	(852,742)	(10,410,144)	(2,560,062)
First Data Corp.	(1,273,219)	(18,894,570)	(4,278,016)
First Horizon National Corp.	(86,326)	(1,559,048)	55,249
FirstEnergy Corp.	(283,510)	(8,144,282)	(122,869)
Fitbit, Inc.	(1,424,268)	(7,943,400)	380,537
Flowers Foods, Inc.	(68,700)	(1,320,414)	131,217
Flowserve Corp.	(135,982)	(6,484,982)	171,337
FMC Corp.	(20,330)	(1,460,710)	(24,396)
FNB Corp.	(1,034,087)	(14,586,108)	(56,564)
FNF Group	(30,942)	(1,190,339)	(196,791)
Forest City Realty Trust, Inc.	(34,490)	(786,417)	(47,207)
Gaming and Leisure Properties, Inc.	(23,358)	(828,861)	(51,035)
Garmin Ltd.	(48,118)	(2,458,637)	3,175
Gartner, Inc.	(51,319)	(5,730,705)	(607,705)
GATX Corp.	(27,516)	(1,678,165)	(90,288)
Genesee & Wyoming, Inc.	(96,700)	(6,543,891)	(69,422)
Gentex Corp.	(55,941)	(1,122,176)	60,976
Global Payments, Inc.	(173,109)	(13,632,282)	(2,002,923)
GoDaddy, Inc.	(230,798)	(8,583,175)	(1,207,276)
Graco, Inc.	(30,754)	(3,107,211)	(253,586)
Granite Construction, Inc.	(197,321)	(9,863,649)	344,884
Groupon, Inc.	(286,894)	(884,549)	(217,124)
Guidewire Software, Inc.	(252,762)	(15,185,292)	(2,181,985)
H&R Block, Inc.	(166,748)	(4,552,486)	(601,695)
Halyard Health, Inc.	(89,162)	(3,412,230)	(90,054)
Hanesbrands, Inc.	(106,297)	(2,183,454)	(278,385)
Harley-Davidson, Inc.	(54,937)	(2,976,709)	9,012
HealthSouth Corp.	(11,512)	(515,446)	(41,735)
HEICO Corp.	(107,022)	(7,464,740)	(223,720)
Helmerich & Payne, Inc.	(266,918)	(16,428,387)	1,924,063
Henry Schein, Inc.	(41,509)	(6,981,399)	(615,578)
Herc Holdings, Inc.	(89,333)	(3,818,277)	305,704
Hertz Global Holdings, Inc.	(104,003)	(968,653)	(227,382)
Hess Corp.	(415,916)	(19,261,848)	1,015,613
Hilton Grand Vacations, Inc.	(16,388)	(589,910)	(1,041)
Hologic, Inc.	(66,678)	(2,859,905)	(165,943)
Hormel Foods Corp.	(17,647)	(608,116)	6,176
Howard Hughes Corp. (The)	(41,155)	(4,782,623)	(272,858)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IHS Markit Ltd.	(368,567)	$(15,621,493)	$(610,198)
Illumina, Inc.	(184,235)	(31,360,927)	(607,530)
Incyte Corp.	(27,769)	(3,690,344)	193,949
International Flavors & Fragrances, Inc.	(43,481)	(5,729,491)	(140,444)
Intrexon Corp.	(107,639)	(2,111,061)	(481,962)
Intuitive Surgical, Inc.	(3,127)	(2,385,276)	(539,626)
Ionis Pharmaceuticals, Inc.	(51,794)	(2,404,214)	(230,546)
IPG Photonics Corp.	(60,534)	(7,292,807)	(1,490,677)
Iron Mountain, Inc.	(21,639)	(766,036)	22,520
j2 Global, Inc.	(22,096)	(1,858,446)	(21,703)
Jack in the Box, Inc.	(8,052)	(824,026)	30,904
JC Penney Co., Inc.	(2,171,940)	(12,336,619)	2,237,098
Jones Lang LaSalle, Inc.	(25,822)	(3,054,524)	(173,226)
Juno Therapeutics, Inc.	(88,544)	(2,080,491)	(566,090)
KAR Auction Services, Inc.	(23,660)	(985,202)	(7,808)
KBR, Inc.	(391,197)	(5,707,531)	(246,487)
Kirby Corp.	(37,334)	(2,611,513)	115,735
KLX, Inc.	(283,591)	(12,714,769)	(1,464,781)
Knowles Corp.	(530,330)	(9,840,829)	867,646
Kraft Heinz Co. (The)	(73,311)	(6,677,164)	398,810
L Brands, Inc.	(140,874)	(6,451,522)	(1,140,177)
Lamar Advertising Co.	(27,218)	(1,898,427)	(104,001)
Lamb Weston Holdings, Inc.	(95,390)	(4,093,230)	(107,746)
LaSalle Hotel Properties	(45,431)	(1,302,138)	(51,706)
Leggett & Platt, Inc.	(22,921)	(1,226,419)	22,379
Leucadia National Corp.	(30,978)	(787,081)	(23,303)
Liberty Broadband Corp.	(40,188)	(3,525,098)	38,789
Liberty Expedia Holdings, Inc.	(30,829)	(1,395,992)	(269,390)
Lions Gate Entertainment Corp.	(32,409)	(769,714)	(81,995)
Littelfuse, Inc.	(3,856)	(640,297)	4,057
LivaNova plc	(21,690)	(1,119,877)	(207,768)
Live Nation Entertainment, Inc.	(214,557)	(6,889,450)	(587,862)
Loews Corp.	(113,880)	(5,352,360)	21,637
LogMeIn, Inc.	(32,344)	(3,562,897)	182,949
LPL Financial Holdings, Inc.	(19,761)	(766,332)	(72,720)
Macquarie Infrastructure Corp.	(220,965)	(17,533,716)	210,060
Madison Square Garden Co. (The)	(66,901)	(13,196,333)	23,526
Marathon Oil Corp.	(69,831)	(1,005,709)	178,211
Markel Corp.	(13,551)	(13,170,076)	(53,803)
Marsh & McLennan Cos., Inc.	(27,613)	(2,026,242)	(126,468)
Martin Marietta Materials, Inc.	(45,845)	(10,004,512)	(199,668)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mastercard, Inc.	(26,723)	$(3,212,010)	$(33,499)
Mattel, Inc.	(389,035)	(9,493,027)	1,117,104
MAXIMUS, Inc.	(38,389)	(2,360,156)	(44,147)
MB Financial, Inc.	(54,997)	(2,404,267)	(17,801)
McCormick & Co., Inc. (Non-Voting)	(27,605)	(2,777,074)	85,311
McDonald’s Corp.	(25,546)	(3,913,903)	1,278
MDU Resources Group, Inc.	(22,686)	(618,420)	24,047
Medical Properties Trust, Inc.	(63,804)	(851,783)	30,626
MEDNAX, Inc.	(116,271)	(7,937,792)	918,511
Mercury General Corp.	(112,777)	(6,521,895)	431,937
Mettler-Toledo International, Inc.	(5,667)	(2,986,500)	(348,756)
Michaels Cos., Inc. (The)	(105,634)	(2,247,960)	291,619
Microchip Technology, Inc.	(81,539)	(5,953,978)	(339,202)
Middleby Corp. (The)	(107,286)	(14,213,847)	1,177,525
Monolithic Power Systems, Inc.	(37,034)	(3,474,209)	(95,868)
Monster Beverage Corp.	(37,246)	(1,710,709)	(139,673)
Moody’s Corp.	(33,199)	(3,753,811)	(285,843)
Motorola Solutions, Inc.	(65,991)	(5,527,173)	(196,886)
National Fuel Gas Co.	(225,156)	(12,942,872)	370,161
National Instruments Corp.	(219,411)	(7,259,442)	(1,565,268)
National Oilwell Varco, Inc.	(158,430)	(5,953,612)	734,928
Netflix, Inc.	(5,004)	(793,120)	45,473
NetScout Systems, Inc.	(301,664)	(11,176,198)	798,957
Neurocrine Biosciences, Inc.	(280,936)	(11,896,398)	(1,026,658)
New Jersey Resources Corp.	(151,788)	(6,176,429)	150,446
Newell Brands, Inc.	(234,751)	(11,066,798)	(1,520,551)
Newfield Exploration Co.	(417,234)	(13,931,987)	2,057,508
NewMarket Corp.	(1,383)	(617,261)	(19,583)
Newmont Mining Corp.	(69,935)	(2,382,837)	117,643
NextEra Energy, Inc.	(58,056)	(8,117,326)	(18,061)
Nielsen Holdings plc	(140,819)	(5,860,455)	416,393
NIKE, Inc.	(71,798)	(3,947,454)	(288,628)
NiSource, Inc.	(338,096)	(8,597,575)	23,460
Noble Corp. plc	(241,983)	(933,793)	57,815
Noble Energy, Inc.	(100,223)	(3,411,591)	575,280
Nordson Corp.	(25,483)	(3,059,274)	(32,324)
Norwegian Cruise Line Holdings Ltd.	(212,850)	(10,725,264)	(830,362)
NOW, Inc.	(272,950)	(4,697,999)	308,963
NRG Energy, Inc.	(487,310)	(9,107,824)	716,346
Nucor Corp.	(58,975)	(3,500,848)	87,965
NuVasive, Inc.	(209,872)	(15,547,199)	(596,156)
NVIDIA Corp.	(13,975)	(2,216,243)	196,017

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Occidental Petroleum Corp.	(103,001)	$(6,533,353)	$366,684
OGE Energy Corp.	(44,930)	(1,578,783)	15,669
Old Dominion Freight Line, Inc.	(45,064)	(3,770,505)	(521,390)
Olin Corp.	(88,283)	(2,753,816)	80,607
OneMain Holdings, Inc.	(168,032)	(4,010,574)	(121,333)
ONEOK, Inc.	(479,397)	(26,315,517)	1,310,169
OPKO Health, Inc.	(949,458)	(6,860,858)	613,424
O’Reilly Automotive, Inc.	(112,873)	(27,807,849)	3,118,009
Outfront Media, Inc.	(33,110)	(753,508)	(11,995)
Owens-Illinois, Inc.	(317,755)	(6,406,997)	(1,193,703)
PacWest Bancorp	(165,436)	(8,350,442)	624,581
Palo Alto Networks, Inc.	(133,495)	(14,454,572)	(3,408,394)
Pandora Media, Inc.	(3,522,053)	(35,720,440)	4,303,727
Papa John’s International, Inc.	(62,983)	(4,841,406)	321,746
Paramount Group, Inc.	(170,189)	(2,803,954)	80,930
Parsley Energy, Inc.	(175,797)	(5,511,649)	633,282
Patheon NV	(116,186)	(3,037,862)	(1,014,706)
Patterson Cos., Inc.	(234,243)	(10,358,225)	(639,483)
Paychex, Inc.	(14,756)	(860,275)	20,068
PayPal Holdings, Inc.	(83,899)	(4,342,396)	(160,463)
PBF Energy, Inc.	(384,173)	(7,930,365)	(621,326)
Penske Automotive Group, Inc.	(67,071)	(2,968,677)	23,590
People’s United Financial, Inc.	(393,382)	(6,970,729)	23,603
Perrigo Co. plc	(263,635)	(18,365,516)	(1,544,199)
Platform Specialty Products Corp.	(1,042,936)	(13,275,516)	51,087
PNM Resources, Inc.	(133,121)	(5,047,825)	(44,053)
Pool Corp.	(12,452)	(1,508,094)	44,112
Post Holdings, Inc.	(159,871)	(13,612,984)	1,199,001
Premier, Inc.	(330,559)	(10,626,795)	(1,273,329)
Prestige Brands Holdings, Inc.	(153,129)	(8,282,037)	195,295
Primerica, Inc.	(86,304)	(6,898,416)	360,888
Principal Financial Group, Inc.	(22,694)	(1,410,659)	(43,346)
Prosperity Bancshares, Inc.	(10,397)	(698,470)	30,567
PTC, Inc.	(106,441)	(5,457,752)	(409,276)
Quintiles IMS Holdings, Inc.	(53,962)	(4,621,087)	(208,512)
Range Resources Corp.	(576,698)	(14,453,394)	1,091,301
Realogy Holdings Corp.	(42,571)	(1,221,788)	(159,641)
Regeneron Pharmaceuticals, Inc.	(22,090)	(9,515,538)	(1,333,744)
ResMed, Inc.	(112,365)	(7,782,400)	(967,463)
Rice Energy, Inc.	(200,742)	(4,181,192)	(1,164,567)
Rollins, Inc.	(168,135)	(6,344,653)	(500,123)
Roper Technologies, Inc.	(127,279)	(26,356,935)	(3,111,972)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
RR Donnelley & Sons Co.	(383,397)	$(4,697,406)	$(110,392)
Sabre Corp.	(580,267)	(12,479,092)	(153,320)
salesforce.com, Inc.	(206,408)	(17,614,859)	(260,074)
Sally Beauty Holdings, Inc.	(354,374)	(6,753,486)	(422,587)
Schlumberger Ltd.	(283,995)	(20,364,497)	1,666,266
Scotts Miracle-Gro Co. (The)	(25,345)	(2,326,435)	59,072
Sealed Air Corp.	(127,369)	(5,682,121)	(18,915)
Seattle Genetics, Inc.	(46,694)	(2,889,914)	473,966
SEI Investments Co.	(26,882)	(1,357,541)	(88,173)
Sempra Energy	(180,172)	(19,753,511)	(560,882)
Sensata Technologies Holding NV	(306,263)	(12,549,424)	(534,131)
Service Corp. International	(105,945)	(3,204,836)	(339,024)
ServiceMaster Global Holdings, Inc.	(47,354)	(1,764,725)	(91,078)
ServiceNow, Inc.	(159,958)	(14,553,918)	(2,401,630)
Sherwin-Williams Co. (The)	(14,900)	(5,295,910)	66,606
Signature Bank	(12,297)	(1,754,905)	(10,084)
Signet Jewelers Ltd.	(289,038)	(18,694,026)	415,263
Six Flags Entertainment Corp.	(179,846)	(10,746,140)	25,520
SLM Corp.	(141,080)	(1,632,296)	9,876
SM Energy Co.	(60,850)	(997,092)	(8,759)
Snyder’s-Lance, Inc.	(351,494)	(13,885,871)	1,717,149
Sotheby’s	(124,399)	(5,502,642)	(1,173,852)
Southern Co. (The)	(283,999)	(14,322,070)	724,197
Spirit Airlines, Inc.	(78,307)	(4,450,476)	405,919
Spirit Realty Capital, Inc.	(676,793)	(5,073,784)	58,748
Splunk, Inc.	(307,175)	(18,580,291)	1,105,105
Sprint Corp.	(693,390)	(5,678,986)	(13,746)
Sprouts Farmers Market, Inc.	(702,769)	(15,941,548)	9,775
Square, Inc.	(1,107,031)	(20,330,675)	(5,640,272)
SS&C Technologies Holdings, Inc.	(332,704)	(11,626,132)	(1,153,029)
Stericycle, Inc.	(186,173)	(15,322,038)	1,113,315
STERIS plc	(111,554)	(7,740,732)	(1,350,919)
Stifel Financial Corp.	(152,913)	(7,144,752)	113,812
Stryker Corp.	(9,389)	(1,231,649)	(71,356)
Sun Communities, Inc.	(16,477)	(1,365,406)	(79,462)
Superior Energy Services, Inc.	(518,845)	(6,681,051)	1,269,497
SVB Financial Group	(25,701)	(4,576,577)	58,598
Symantec Corp.	(339,518)	(10,072,849)	481,466
Tableau Software, Inc.	(113,142)	(6,056,467)	(875,744)
Targa Resources Corp.	(79,595)	(4,642,776)	1,045,082
Taubman Centers, Inc.	(25,290)	(1,578,804)	72,784
Tenet Healthcare Corp.	(337,242)	(5,806,337)	(715,923)
Tesla, Inc.	(42,004)	(13,676,934)	(1,512,133)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tesoro Corp.	(12,674)	$(1,147,328)	$(38,959)
Tiffany & Co.	(20,785)	(1,928,224)	(22,864)
T-Mobile US, Inc.	(138,462)	(8,794,910)	401,343
Tractor Supply Co.	(361,384)	(21,186,908)	1,596,281
TransDigm Group, Inc.	(136,143)	(31,627,986)	(4,976,783)
Transocean Ltd.	(890,360)	(7,803,583)	475,920
TreeHouse Foods, Inc.	(258,800)	(22,328,160)	1,186,788
TRI Pointe Group, Inc.	(759,267)	(9,307,054)	(707,678)
Trimble, Inc.	(110,104)	(3,643,676)	(283,734)
TripAdvisor, Inc.	(348,609)	(14,566,974)	1,250,110
Trustmark Corp.	(24,553)	(772,159)	(17,466)
Twitter, Inc.	(1,040,245)	(16,436,675)	(2,152,503)
Tyler Technologies, Inc.	(83,784)	(12,959,077)	(1,759,258)
UDR, Inc.	(169,229)	(6,527,566)	(67,288)
Ulta Beauty, Inc.	(23,104)	(6,861,947)	223,244
Ultimate Software Group, Inc. (The)	(131,224)	(26,404,286)	(1,160,628)
United Natural Foods, Inc.	(113,104)	(4,678,893)	527,976
United Parcel Service, Inc.	(22,826)	(2,436,447)	(87,880)
United States Steel Corp.	(546,162)	(11,745,602)	(346,425)
Uniti Group, Inc.	(368,075)	(9,447,015)	193,609
USG Corp.	(82,223)	(2,548,084)	161,973
Valley National Bancorp	(477,352)	(5,499,384)	(138,143)
Vantiv, Inc.	(9,519)	(609,442)	6,508
Veeva Systems, Inc.	(68,364)	(3,465,327)	(726,070)
VEREIT, Inc.	(1,625,316)	(13,187,283)	(42,789)
VeriFone Systems, Inc.	(516,499)	(9,295,120)	(53,512)
VeriSign, Inc.	(7,618)	(667,870)	(40,299)
Verisk Analytics, Inc.	(98,698)	(7,889,266)	(437,884)
VF Corp.	(21,287)	(1,136,301)	(89,830)
ViaSat, Inc.	(233,725)	(14,955,866)	(516,729)
Visa, Inc.	(99,232)	(9,023,905)	(282,072)
Vista Outdoor, Inc.	(136,555)	(2,716,575)	(357,278)
Visteon Corp.	(7,475)	(751,288)	(11,610)
Vulcan Materials Co.	(68,288)	(8,241,695)	(409,029)
WABCO Holdings, Inc.	(26,912)	(3,103,761)	(327,788)
Wabtec Corp.	(189,480)	(15,209,569)	(2,127,851)
Weatherford International plc	(8,178,834)	(47,413,732)	15,761,644
WebMD Health Corp.	(36,668)	(2,109,927)	(40,651)
Webster Financial Corp.	(200,244)	(9,925,759)	(530,983)
WEC Energy Group, Inc.	(25,250)	(1,547,068)	(2,778)
Welbilt, Inc.	(443,818)	(8,491,798)	125,829
Wendy’s Co. (The)	(634,344)	(9,317,170)	(521,505)
WEX, Inc.	(28,132)	(2,863,275)	(70,049)
White Mountains Insurance Group Ltd.	(652)	(566,660)	313
Whiting Petroleum Corp.	(478,259)	(2,839,593)	204,386
Willis Towers Watson plc	(131,223)	(18,032,877)	(1,054,820)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WisdomTree Investments, Inc.	(1,407,431)	$(12,424,567)	$(1,889,006)
Workday, Inc.	(258,247)	(21,308,699)	(3,741,260)
WPX Energy, Inc.	(83,708)	(1,027,123)	218,504
WR Berkley Corp.	(53,657)	(3,730,771)	19,317
Wynn Resorts Ltd.	(79,451)	(9,377,453)	(1,278,515)
Xilinx, Inc.	(29,654)	(1,761,588)	(145,757)
Yelp, Inc.	(26,447)	(882,848)	88,909
Zayo Group Holdings, Inc.	(760,029)	(24,739,794)	1,254,898
Zebra Technologies Corp.	(53,429)	(4,841,202)	(529,481)
Zillow Group, Inc.	(543,689)	(19,707,549)	(6,938,649)
Zoetis, Inc.	(131,466)	(8,208,256)	7,407
Zynga, Inc.	(170,151)	(618,156)	(1,194)

			(60,672,408)

Total of Short Equity Positions			(62,008,409)

Total of Long and Short Equity Positions			37,534,635

Net Cash and Other Receivables/ (Payables) (b)			(2,081,129)

Swaps, at Value			$35,453,506

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-45 months maturity 12/21/2020	$(180,390)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Air France-KLM	575,938	$5,984,678	$2,236,614
Arkema SA	66,108	7,074,653	(14,864)
Atos SE	215,411	28,938,980	1,285,470
AXA SA	88,961	2,476,620	(40,569)
BNP Paribas SA	97,800	7,156,328	(115,438)
Bouygues SA	18,928	840,300	(42,859)
Capgemini SE	134,244	13,465,006	402,740
Cie de Saint-Gobain	207,136	11,222,268	(160,159)
Cie Generale des Etablissements Michelin	195,788	25,258,186	800,038
CNP Assurances	242,540	5,237,671	206,433
Eiffage SA	23,924	2,015,627	157,654
Elior Group	62,342	1,542,953	268,998
Faurecia	111,786	5,535,057	133,751
Ipsen SA	74,005	8,481,057	1,645,628
Lagardere SCA	120,819	3,789,439	22,911
L’Oreal SA	13,646	2,996,434	(151,045)
Peugeot SA	1,275,259	26,732,253	(1,316,779)
Publicis Groupe SA	78,281	5,819,957	14,565
Renault SA	8,585	789,357	(12,626)
Rexel SA	99,247	1,890,044	(268,118)
Sanofi	181,513	18,075,196	(682,624)
Schneider Electric SE	101,171	7,929,277	(154,337)
SCOR SE	79,839	3,204,619	(32,791)
SEB SA	12,190	1,829,648	358,318
Societe BIC SA	6,737	863,890	(63,929)
Societe Generale SA	22,093	1,240,550	(49,169)
Sodexo SA	61,245	7,804,583	110,868
Teleperformance	81,047	9,570,702	821,308
Thales SA	159,298	16,538,914	605,427
TOTAL SA	72,345	3,859,356	(267,642)
Ubisoft Entertainment SA	68,036	3,296,048	566,439
Valeo SA	161,682	11,347,943	(470,151)

			5,794,062

Total of Long Equity Positions			5,794,062

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
France
Accor SA	(612,291)	$(27,437,787)	$(1,284,300)
Aeroports de Paris	(38,474)	(5,354,527)	(847,208)
Air Liquide SA	(143,155)	(17,715,703)	22,310
Airbus SE	(21,577)	(1,767,209)	(13,444)
Bollore SA	(1,283,716)	(5,328,475)	(508,339)
Bureau Veritas SA	(199,782)	(4,560,780)	138,519
Carrefour SA	(206,784)	(5,112,387)	(115,514)
Casino Guichard Perrachon SA	(49,726)	(2,946,837)	1,851
Cie Plastic Omnium SA	(20,613)	(830,767)	78,728
Credit Agricole SA	(715,518)	(11,498,177)	(27,643)
Danone SA	(26,753)	(1,886,745)	(121,271)
Edenred	(633,754)	(15,938,938)	(592,631)
Electricite de France SA	(1,351,662)	(12,825,045)	(1,820,160)
Engie SA	(65,124)	(989,335)	6,370
Essilor International SA	(113,672)	(14,584,005)	123,478
Eutelsat Communications SA	(99,112)	(2,379,240)	(149,593)
Hermes International	(5,096)	(2,586,174)	68,872
Iliad SA	(11,225)	(2,663,981)	11,196
Ingenico Group SA	(169,274)	(16,349,375)	998,357
JCDecaux SA	(147,034)	(5,198,416)	377,674
Natixis SA	(1,386,250)	(9,302,015)	(3,483)
Orpea	(43,177)	(4,428,399)	(385,307)
Pernod Ricard SA	(43,327)	(5,551,968)	(249,829)
Remy Cointreau SA	(32,229)	(3,395,011)	(361,718)
SFR Group SA	(174,676)	(5,851,639)	(52,047)
Suez	(49,879)	(853,135)	(70,448)
Veolia Environnement SA	(212,362)	(4,339,417)	(153,436)
Vivendi SA	(801,764)	(17,280,188)	(573,072)
Zodiac Aerospace	(184,276)	(4,989,536)	(16,948)

			(5,519,036)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
Eurofins Scientific SE	(9,143)	$(4,438,366)	$(720,163)
SES SA	(313,383)	(7,740,928)	399,332

			(320,831)

Total of Short Equity Positions			(5,839,867)

Total of Long and Short Equity Positions			(45,805)

Net Cash and Other Receivables/ (Payables) (b)			(134,585)

Swaps, at Value			$(180,390)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$100,107,995	$100,107,995

CITI
Cash	(1,730,000)	—	(1,730,000)
Investment Companies	7,703,178	—	7,703,178

DTBK
Cash	159,462,955	—	159,462,955

GSIN
Cash	(36,090,000)	—	(36,090,000)
Investment Companies	568,923,892	—	568,923,892

JPMC
Investment Companies	23,566,292	—	23,566,292

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 111.9%
COMMON STOCKS - 2.9%

Canada - 0.2%
BCE, Inc. (1)	138,933	$6,256,699

Israel - 0.0% (a)
Nice Ltd., ADR (1)(b)	3,800	299,136

United States - 2.7%
Alpha Natural Resources Holdings, Inc. (1)*(b)	94	207
Analog Devices, Inc. (1)(b)	1	78
ANR, Inc., Class C-1 (1)*(b)	211	1,794
Blackhawk Network Holdings, Inc. (1)*(b)	41,539	1,811,100
Cabela’s, Inc. (1)*	406,953	24,181,146
Genworth Financial, Inc., Class A (1)*	328,165	1,237,182
Macquarie Infrastructure Corp. (1)(b)	6,764	530,298
Microchip Technology, Inc. (1)(b)	108,248	8,354,581
Monsanto Co. (1)	154,642	18,303,427
Neurocrine Biosciences, Inc. (1)*(b)	27,447	1,262,562
Nuance Communications, Inc. (1)*(b)	30,179	525,416
Priceline Group, Inc. (The) (1)*(b)	1,543	2,886,212
Square, Inc., Class A (1)*(b)	42,279	991,865
Tesla, Inc. (1)*	35,100	12,692,511
West Corp. (1)	20,048	467,519
Westar Energy, Inc. (1)(b)	259,756	13,772,263
WGL Holdings, Inc. (1)	32,436	2,706,136

		89,724,297

TOTAL COMMON STOCKS (cost $96,404,729)		96,280,132

CONVERTIBLE PREFERRED STOCKS - 11.3%

China - 2.0%
Mandatory Exchangeable Trust
$100 par, 5.75%, 6/3/2019 (b)(c)	396,743	64,831,774

Israel - 1.6%
Teva Pharmaceutical Industries Ltd.
$1,000 par, 7.00%, 12/15/2018 (1)	85,700	50,948,650

United States - 7.7%
Allergan plc Series A, $1,000 par, 5.50%, 3/1/2018 (1)(b)	43,225	37,522,758
Anthem, Inc. $50 par, 5.25%, 5/1/2018 (1)(b)	549,150	29,006,103
Becton Dickinson and Co. Series A, $50 par, 6.13%, 5/1/2020 (1)*(b)	101,050	5,535,519
Black Hills Corp. $50 par, 7.75%, 11/1/2018 (1)(b)	134,716	9,956,860
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (1)(b)(d)	59,900	6,244,575
Dominion Energy, Inc. $50 par, 6.38%, 7/1/2017 (1)(b)	200,000	9,560,000
Series A, $50 par, 6.75%, 8/15/2019 (1)(b)	277,350	13,956,252

INVESTMENTS	SHARES	VALUE
United States - 7.7% (continued)
Dynegy, Inc. $100 par, 7.00%, 7/1/2019 (b)	90,900	$5,483,997
Great Plains Energy, Inc. $50 par, 7.00%, 9/15/2019 (1)(b)	732,800	38,867,712
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 *(b)(d)	3,472	5,438,888
Post Holdings, Inc. $100 par, 2.50%, 12/31/2049 (b)(d)	44,502	6,547,357
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (1)(b)	35,625	1,932,656
Southwestern Energy Co. Series B, $50 par, 6.25%, 1/15/2018 (1)(b)	379,300	5,533,987
T-Mobile US, Inc. $50 par, 5.50%, 12/15/2017 (1)(b)	329,425	32,494,482
Tyson Foods, Inc. $50 par, 4.75%, 7/15/2017 (1)(b)	438,150	29,697,807
Welltower, Inc., REIT Series I, $50 par, 6.50%, 12/31/2049 (1)(b)(d)	221,875	14,701,437

		252,480,390

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $355,225,804)		368,260,814

	PRINCIPAL AMOUNT
CORPORATE BOND - 0.0%

United States - 0.0%
Sabine Oil & Gas Corp. 7.25%, 6/15/2019 (Cost $3,965,812) (3)(e)(f)	$3,950,000	—

CONVERTIBLE BONDS - 18.0%

Canada - 0.4%
Element Fleet Management Corp. 5.13%, 6/30/2019 (b)(c)	1,022,000	787,053
4.25%, 6/30/2020 (b)(c)	14,346,000	10,846,895

		11,633,948

Mexico - 0.6%
Cemex SAB de CV 3.75%, 3/15/2018	9,400,000	11,221,250
3.72%, 3/15/2020 (b)	7,050,000	8,142,750

		19,364,000

Monaco - 0.1%
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (b)(c)	5,475,000	4,893,281

Norway - 0.1%
Ship Finance International Ltd. 5.75%, 10/15/2021 (b)	3,600,000	3,447,000

United States - 16.8%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021 (b)	4,100,000	3,518,312
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (b)	6,750,000	9,614,531
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(b)(e)(f)	200,000	1,000

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
United States - 16.8% (continued)
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022	$2,450,000	$2,348,937
Amicus Therapeutics, Inc. 3.00%, 12/15/2023 (b)(c)	1,150,000	2,047,000
Anthem, Inc. 2.75%, 10/15/2042 (b)	13,475,000	34,706,547
Ares Capital Corp. 3.75%, 2/1/2022 (b)(c)	3,800,000	3,819,000
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	1,775,000	1,934,750
Blackstone Mortgage Trust, Inc., REIT 4.38%, 5/5/2022	1,775,000	1,807,172
Brookdale Senior Living, Inc. 2.75%, 6/15/2018 (b)	1,175,000	1,165,453
CalAtlantic Group, Inc. 1.25%, 8/1/2032 (3)(b)(e)	4,325,000	4,325,000
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)(c)	10,375,000	9,700,625
Ciena Corp. 3.75%, 10/15/2018 (b)(c)	2,650,000	3,567,563
Colony NorthStar, Inc., REIT 3.88%, 1/15/2021 (b)	3,150,000	3,197,250
Colony Starwood Homes, REIT 3.50%, 1/15/2022 (b)(c)	900,000	961,875
DISH Network Corp. 2.38%, 3/15/2024 (b)(c)	2,225,000	2,337,641
3.38%, 8/15/2026 (b)(c)	16,675,000	20,218,437
Echo Global Logistics, Inc. 2.50%, 5/1/2020 (b)	875,000	837,813
Emergent BioSolutions, Inc. 2.88%, 1/15/2021 (b)	5,375,000	6,927,031
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (b)(c)	950,000	732,688
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (b)	6,100,000	7,792,750
Extra Space Storage LP, REIT 3.13%, 10/1/2035 (b)(c)	5,500,000	5,874,687
EZCORP, Inc. 2.13%, 6/15/2019 (b)	3,975,000	3,850,781
General Cable Corp. 4.50%, 11/15/2029 (b)(g)	1,595,000	1,203,228
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (b)	3,000,000	2,874,375
Innoviva, Inc. 2.13%, 1/15/2023 (b)	2,500,000	2,271,875
Inphi Corp. 1.13%, 12/1/2020 (b)	636,000	713,115
Integrated Device Technology, Inc. 0.88%, 11/15/2022 (b)	4,275,000	4,526,156
Intel Corp. 3.25%, 8/1/2039 (b)	30,250,000	49,988,125
Medicines Co. (The) 2.50%, 1/15/2022 (b)	7,875,000	10,232,578
Meritor, Inc. 7.87%, 3/1/2026 (b)	1,600,000	2,722,000
Microchip Technology, Inc. 1.63%, 2/15/2027 (b)(c)	935,000	982,919
2.25%, 2/15/2037 (b)(c)	10,865,000	11,340,344
Micron Technology, Inc. Series F, 2.13%, 2/15/2033 (b)	7,175,000	19,986,859

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
United States - 16.8% (continued)
Molina Healthcare, Inc. 1.13%, 1/15/2020 (b)	$18,775,000	$32,832,782
1.63%, 8/15/2044 (b)	3,474,000	4,431,521
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	13,650,000	56,980,219
NRG Yield, Inc. 3.50%, 2/1/2019 (b)(c)	6,450,000	6,526,594
3.25%, 6/1/2020 (b)(c)	4,575,000	4,589,297
Pandora Media, Inc. 1.75%, 12/1/2020 (b)	3,925,000	3,718,938
PRA Group, Inc. 3.50%, 6/1/2023 (c)	1,175,000	1,238,891
Priceline Group, Inc. (The) 1.00%, 3/15/2018 (b)	16,500,000	32,535,938
Prospect Capital Corp. 4.75%, 4/15/2020 (b)	1,100,000	1,102,750
4.95%, 7/15/2022	2,200,000	2,191,750
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (b)	5,575,000	5,575,000
Spirit Realty Capital, Inc., REIT 2.88%, 5/15/2019 (b)	3,575,000	3,541,484
3.75%, 5/15/2021 (b)	2,525,000	2,506,063
Starwood Property Trust, Inc., REIT 4.55%, 3/1/2018 (b)	2,550,000	2,768,344
4.00%, 1/15/2019 (b)	4,650,000	5,271,937
4.38%, 4/1/2023	4,025,000	4,077,828
SunEdison, Inc. 2.00%, 10/1/2018 (f)	5,950,000	130,305
0.25%, 1/15/2020 (c)(f)	8,325,000	182,318
2.75%, 1/1/2021 (f)	4,925,000	107,857
SunPower Corp. 0.75%, 6/1/2018 (b)	2,825,000	2,697,875
Synaptics, Inc. 0.50%, 6/15/2022 (c)	2,325,000	2,348,250
Teladoc, Inc. 3.00%, 12/15/2022 (c)	575,000	605,906
Tesla, Inc. 1.50%, 6/1/2018	4,525,000	13,218,882
2.38%, 3/15/2022 (b)	2,650,000	3,329,063
TTM Technologies, Inc. 1.75%, 12/15/2020 (b)	5,725,000	10,734,375
Unisys Corp. 5.50%, 3/1/2021 (b)	1,250,000	1,907,031
Vector Group Ltd. 2.50%, 1/15/2019 (b)(h)	1,850,000	2,706,781
VEREIT, Inc., REIT 3.00%, 8/1/2018 (b)	4,000,000	4,017,500
VeriSign, Inc. 3.25%, 8/15/2037 (b)	22,869,000	62,260,853
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (b)	5,325,000	6,939,141
Weatherford International Ltd. 5.88%, 7/1/2021 (b)	23,650,000	23,930,844
WebMD Health Corp. 2.50%, 1/31/2018 (b)	4,775,000	4,921,234

		548,055,968

TOTAL CONVERTIBLE BONDS (cost $584,854,974)		587,394,197

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 79.7%
INVESTMENT COMPANIES - 75.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (i)(j)	9,992,141	$9,992,141
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (i)(j)	39,968,564	39,968,564
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (i)(j)(k)	1,548,487,791	1,548,487,791
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (i)(k)	103,192,307	103,192,307
Limited Purpose Cash Investment Fund, 0.81% (i)(l)	702,156,529	702,086,313
UBS Select Treasury Preferred Fund, Class I, 0.85% (i)(j)	49,960,767	49,960,767

TOTAL INVESTMENT COMPANIES (cost $2,453,720,864)		2,453,687,883

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 4.6%
U.S. Treasury Bills 0.63%, 7/6/2017 (j)(m)	$5,257,000	5,256,669
0.59%, 7/13/2017 (j)(m)	9,624,000	9,621,931
0.60%, 7/27/2017 (j)(m)	18,924,000	18,913,649
0.63%, 8/3/2017 (j)(m)	17,030,000	17,017,500
0.62%, 8/10/2017 (j)(m)	7,293,000	7,286,290
0.65%, 8/17/2017 (j)(m)	10,631,000	10,618,987
0.67%, 8/24/2017 (j)(m)	11,119,000	11,104,256
0.67%, 8/31/2017 (j)(m)	2,105,000	2,101,817
0.91%, 9/14/2017 (j)(m)	7,402,000	7,387,781
0.91%, 9/28/2017 (j)(m)	5,903,000	5,888,591
0.91%, 10/5/2017 (j)(m)(n)	8,515,000	8,492,435
0.95%, 10/19/2017 (j)(m)(n)	6,206,000	6,186,811
1.03%, 11/16/2017 (j)(m)(n)	25,222,000	25,121,717
1.06%, 11/24/2017 (j)(m)(n)	5,139,000	5,117,216
1.06%, 11/30/2017(j)(m)(n)	3,957,000	3,939,593
1.07%, 12/7/2017 (j)(m)(n)	2,533,000	2,521,181
1.11%, 12/14/2017 (j)(m)(n)	2,172,000	2,161,438
1.12%, 12/28/2017 (j)(m)	2,123,000	2,111,230

TOTAL U.S. TREASURY OBLIGATIONS (Cost $150,868,448)		150,849,092

TOTAL SHORT-TERM INVESTMENTS (Cost $2,604,589,312)		2,604,536,975

TOTAL LONG POSITIONS (Cost $3,645,040,631)		3,656,472,118

	SHARES
SHORT POSITIONS - (22.7)%
COMMON STOCKS - (22.1)%

Canada - (0.2)%
BCE, Inc. (1)	(139,959)	(6,302,904)
Element Fleet Management Corp. (1)	(127,513)	(875,128)
Enbridge, Inc. (1)	(1)	(40)

		(7,178,072)

INVESTMENTS	SHARES	VALUE
China - (1.8)%
Alibaba Group Holding Ltd., ADR (1)*	(424,229)	$(59,773,866)

Israel - (1.3)%
Teva Pharmaceutical Industries Ltd., ADR (1)	(1,261,501)	(41,907,063)

Mexico - (0.5)%
Cemex SAB de CV, ADR (1)*	(1,633,848)	(15,390,848)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(108,912)	(432,381)

Norway - 0.0% (a)
Ship Finance International Ltd. (1)	(79,649)	(1,083,226)

United States - (18.3)%
Acorda Therapeutics, Inc. (1)*	(42,388)	(835,044)
Allegheny Technologies, Inc. (1)	(393,387)	(6,691,513)
Allergan plc (1)	(118,492)	(28,804,220)
AMAG Pharmaceuticals, Inc. (1)*	(60,886)	(1,120,302)
Amicus Therapeutics, Inc. (1)*	(172,876)	(1,740,861)
Anthem, Inc. (1)	(235,690)	(44,340,360)
Ares Capital Corp. (1)	(29,398)	(481,539)
Atlas Air Worldwide Holdings, Inc. (1)*	(21,670)	(1,130,091)
Becton Dickinson and Co. (1)	(18,607)	(3,630,412)
Black Hills Corp. (1)	(132,202)	(8,919,669)
Blackstone Mortgage Trust, Inc., REIT (1)	(12,937)	(408,809)
Brookdale Senior Living, Inc. (1)*	(2,805)	(41,262)
Bunge Ltd. (1)	(27,779)	(2,072,313)
CalAtlantic Group, Inc. (1)	(6,467)	(228,609)
Chesapeake Energy Corp. (1)*	(766,670)	(3,810,350)
Ciena Corp. (1)*	(106,439)	(2,663,104)
Colony NorthStar, Inc., Class A, REIT (1)	(75,082)	(1,057,905)
Colony Starwood Homes, REIT (1)	(12,936)	(443,834)
DISH Network Corp., Class A (1)*	(238,563)	(14,972,214)
Dominion Energy, Inc. (1)	(234,014)	(17,932,493)
Dynegy, Inc. (1)*	(489,873)	(4,051,250)
Echo Global Logistics, Inc. (1)*	(4,358)	(86,724)
Emergent BioSolutions, Inc. (1)*	(112,278)	(3,807,347)
Ensco plc, Class A (1)	(39,305)	(202,814)
Euronet Worldwide, Inc. (1)*	(64,224)	(5,611,251)
Extra Space Storage, Inc., REIT (1)	(20,212)	(1,576,536)
EZCORP, Inc., Class A (1)*	(32,166)	(247,678)
FNB Corp. (1)	(1)	(14)
General Cable Corp. (1)	(39,199)	(640,904)
Great Plains Energy, Inc. (1)	(900,458)	(26,365,410)
Huron Consulting Group, Inc. (1)*	(7,135)	(308,232)
Innoviva, Inc. (1)*	(79,050)	(1,011,840)
Inphi Corp. (1)*	(10,293)	(353,050)
Integrated Device Technology, Inc. (1)*	(81,785)	(2,109,235)
Intel Corp. (1)	(1,216,661)	(41,050,142)
Kennedy-Wilson Holdings, Inc. (1)	(120)	(2,286)
Lam Research Corp. (1)	(405,911)	(57,407,993)
Medicines Co. (The) (1)*	(185,895)	(7,065,869)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
United States - (18.3)% (continued)
Meritor, Inc. (1)*	(113,333)	$(1,882,461)
Microchip Technology, Inc. (1)	(264,294)	(20,398,211)
Micron Technology, Inc. (1)*	(643,247)	(19,207,355)
Molina Healthcare, Inc. (1)*	(459,911)	(31,816,643)
NCR Corp. (1)*	(81,013)	(3,308,571)
NRG Yield, Inc., Class A (1)	(71,776)	(1,224,499)
NRG Yield, Inc., Class C (1)	(38,264)	(673,446)
Pandora Media, Inc. (1)*	(95,621)	(852,939)
Post Holdings, Inc. (1)*	(73,181)	(5,682,505)
PRA Group, Inc. (1)*	(11,408)	(432,363)
Priceline Group, Inc. (The) (1)*	(17,467)	(32,672,373)
Prospect Capital Corp. (1)	(40,148)	(326,002)
Rexnord Corp. (1)*	(65,344)	(1,519,248)
SEACOR Holdings, Inc. (1)*	(3,080)	(105,644)
Southwestern Energy Co. (1)*	(824,564)	(5,013,349)
Spirit Realty Capital, Inc., REIT (1)	(35,174)	(260,639)
Starwood Property Trust, Inc., REIT (1)	(299,557)	(6,707,081)
SunPower Corp. (1)*	(10,192)	(95,193)
Tesla, Inc. (1)*	(35,706)	(12,911,647)
T-Mobile US, Inc. (1)*	(528,854)	(32,059,130)
TTM Technologies, Inc. (1)*	(555,421)	(9,642,109)
Tyson Foods, Inc., Class A (1)	(470,538)	(29,469,795)
Unisys Corp. (1)*	(110,156)	(1,409,997)
Vector Group Ltd. (1)	(101,184)	(2,157,243)
VeriSign, Inc. (1)*	(665,415)	(61,856,978)
Vishay Intertechnology, Inc. (1)	(359,409)	(5,966,189)
Weatherford International plc (1)*	(1,710,822)	(6,620,881)
WebMD Health Corp. (1)*	(28,059)	(1,645,660)
Welltower, Inc., REIT (1)	(112,061)	(8,387,766)

		(597,529,396)

TOTAL COMMON STOCKS (proceeds $(689,289,890))		(723,294,852)

	PRINCIPAL AMOUNT

CONVERTIBLE BONDS - (0.6)%

Israel - 0.0% (a)
Nice Systems, Inc. 1.25%, 1/15/2024 (c)	$(400,000)	(445,750)

United States - (0.6)%
Blackhawk Network Holdings, Inc.
1.50%, 1/15/2022 (c)	(3,000,000)	(3,345,000)
Macquarie Infrastructure Corp. 2.88%, 7/15/2019	(600,000)	(663,000)
2.00%, 10/1/2023	(2,150,000)	(2,140,594)
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (c)	(2,975,000)	(2,954,547)
Nuance Communications, Inc. 1.00%, 12/15/2035	(1,550,000)	(1,493,812)
Priceline Group, Inc. (The) 0.90%, 9/15/2021	(5,200,000)	(5,954,000)

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
United States - (0.6)% (continued)
Square, Inc. 0.38%, 3/1/2022 (c)	$(1,275,000)	$(1,562,672)

		(18,113,625)

TOTAL CONVERTIBLE BONDS (proceeds $(18,018,721))		(18,559,375)

TOTAL SHORT POSITIONS (proceeds $(707,308,611))		(741,854,227)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 89.2% (cost $2,937,732,020)		2,914,617,891

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.8% (o)		351,736,279

NET ASSETS - 100.0%		$3,266,354,170

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$48,985,988	1.5%
Consumer Staples	5,814,664	0.2
Energy	36,545,947	1.1
Financials	94,352,742	2.9
Health Care	56,287,766	1.7
Industrials	4,131,385	0.1
Information Technology	(30,951,788)	(0.9)
Materials	25,201,391	0.8
Real Estate	23,071,330	0.7
Telecommunication Services	389,148	0.0 (a)
Utilities	46,252,343	1.4
Short-Term Investments	2,604,536,975	79.7

Total Investments In Securities At Value	2,914,617,891	89.2
Other Assets in Excess of Liabilities (o)	351,736,279	10.8

NET ASSETS	$3,266,354,170	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $906,515,178. In addition, $45,966,885 of cash collateral was pledged.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $150,125,069, which represents approximately 4.60% of net assets of the fund.
(d)	Perpetual security. The rate reflected was the rate in effect on 6/30/2017. The maturity date reflects the next call date.
(e)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $4,326,000, which represents approximately 0.13% of net assets of the fund.
(f)	Defaulted security.
(g)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of 6/30/2017 and changes periodically.
(i)	Represents 7-day effective yield as of 6/30/2017.
(j)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(k)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(l)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/17	VALUE AT 06/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

Limited Purpose Cash Investment Fund (Short-Term Investment)	—	1,192,761,498	(490,604,969)	702,156,529	$702,086,313	$1,018,129	$(33,910)	$(32,981)

(m)	The rate shown was the effective yield at the date of purchase.
(n)	All or a portion of the security pledged as collateral for futures contracts.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Credit default swap contracts sell protection as of June 30, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Crossover Series 27.V1	5.000%	EUR	2.475%	210,879,000	$21,384,367	06/20/2022	$6,639,016
CITG	Markit CDX North America High Yield Index Series 28.V1	5.000%	USD	3.392%	111,154,000	7,825,947	06/20/2022	(3,455)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CITG	Markit CDX North America Investment Grade Index Series 28.V1	1.000%	USD	0.607%	114,800,000	$ 1,671,630	06/20/2022	$ 483,215

						$30,881,944		$7,118,776

Credit default swap contracts sell protection as of June 30, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Series 27.V1	1.000%	EUR	0.561%	282,312,000	$(3,665,244)	06/20/2022	$(3,397,053)

Open written options contracts outstanding at June 30, 2017:

Exchange Traded

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
351	Tesla Motors, Inc. (Exercise price $125)	JPMS	01/19/2018	$(1,832,874)	$(8,239,725)	$(6,406,851)

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	BIST 30 August Futures	08/2017	TRY	19,734,768	$29,683
MSCS	Bovespa Index August Futures	08/2017	BRL	16,300,730	72,776
MACQ	Cocoa September Futures^	08/2017	USD	(484,863)	19,263
GSIN	Coffee ‘C’ September Futures^	08/2017	USD	(1,317,187)	(2,663)
CITI	Corn September Futures^	08/2017	USD	(24,187,576)	603,676
CITI	Corn September Futures^	08/2017	USD	1,434,529	32,321
MACQ	Corn September Futures^	08/2017	USD	(3,171,960)	85,860
MACQ	Corn September Futures^	08/2017	USD	3,210,638	(124,537)
MLIN	Corn September Futures^	08/2017	USD	(9,602,788)	230,187
MLIN	Corn September Futures^	08/2017	USD	615,350	(24,800)
GSIN	Cotton No. 2 December Futures^	11/2017	USD	(1,108,680)	11,240
GSIN	Cotton No. 2 December Futures^	11/2017	USD	1,169,645	(72,205)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MACQ	Cotton No. 2 December Futures^	11/2017	USD	804,210	$ (49,720)
MACQ	Cotton No. 2 December Futures^	11/2017	USD	(746,690)	(7,800)
MLIN	Cotton No. 2 December Futures^	11/2017	USD	(970,805)	44,840
MLIN	Cotton No. 2 December Futures^	11/2017	USD	987,020	(61,055)
SOCG	Cotton No. 2 December Futures^	11/2017	USD	1,315,100	(80,480)
SOCG	Cotton No. 2 December Futures^	11/2017	USD	(1,292,490)	57,870
BANA	Hang Seng Index July Futures	07/2017	HKD	11,555,792	(5,449)
GSIN	Hang Seng Index July Futures	07/2017	HKD	8,980,821	(3,339)
JPMC	Hang Seng Index July Futures	07/2017	HKD	67,946,337	(18,705)
MSCS	Hang Seng Index July Futures	07/2017	HKD	50,002,755	(14,340)
MACQ	Hard Red Winter Wheat September Futures^	08/2017	USD	579,395	56,006
MACQ	Hard Red Winter Wheat September Futures^	08/2017	USD	(724,690)	(96,035)
MLIN	Hard Red Winter Wheat September Futures^	08/2017	USD	446,975	29,575
MLIN	Hard Red Winter Wheat September Futures^	08/2017	USD	(675,312)	(92,463)
SOCG	Hard Red Winter Wheat September Futures^	08/2017	USD	(257,085)	(34,140)
BANA	H-SHARES Index July Futures	07/2017	HKD	60,334,315	(88,865)
GSIN	H-SHARES Index July Futures	07/2017	HKD	178,367,897	(190,202)
JPMC	H-SHARES Index July Futures	07/2017	HKD	228,817,411	(253,505)
MSCS	H-SHARES Index July Futures	07/2017	HKD	89,960,287	(96,602)
JPMC	KOSPI Index 200 September Futures	09/2017	KRW	21,093,128,825	230,245
MSCS	KOSPI Index 200 September Futures	09/2017	KRW	79,954,558,325	1,094,518
GSIN	Lean Hogs August Futures^	08/2017	USD	161,612	5,888
GSIN	Lean Hogs August Futures^	08/2017	USD	(1,292,800)	(47,200)
MACQ	Lean Hogs August Futures^	08/2017	USD	(840,818)	(30,182)
MACQ	Lean Hogs August Futures^	08/2017	USD	546,335	23,165
GSIN	Lean Hogs July Futures^	07/2017	USD	1,517,836	185,914
GSIN	Lean Hogs July Futures^	07/2017	USD	(1,449,468)	(254,282)
MACQ	Lean Hogs July Futures^	07/2017	USD	(2,410,532)	(416,968)
MACQ	Lean Hogs July Futures^	07/2017	USD	2,530,637	296,863
MLIN	Lean Hogs July Futures^	07/2017	USD	(708,525)	(125,225)
MLIN	Lean Hogs July Futures^	07/2017	USD	753,290	80,460
SOCG	Lean Hogs July Futures^	07/2017	USD	960,303	90,947
SOCG	Lean Hogs July Futures^	07/2017	USD	(895,749)	(155,501)
MACQ	Live Cattle August Futures^	08/2017	USD	1,453,192	(57,592)
MLIN	Live Cattle August Futures^	08/2017	USD	5,029,143	(237,583)
MLIN	Live Cattle August Futures^	08/2017	USD	(191,760)	5,680
SOCG	Live Cattle August Futures^	08/2017	USD	8,535,453	(347,933)
MSCS	MSCI Singapore Index July Futures	07/2017	SGD	607,757	1,157
BANA	MSCI Taiwan Stock Index July Futures	07/2017	USD	4,060,951	(53,831)
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	7,806,329	(61,799)
JPMC	MSCI Taiwan Stock Index July Futures	07/2017	USD	310,444	(2,204)
MSCS	MSCI Taiwan Stock Index July Futures	07/2017	USD	5,377,808	(60,668)
GSIN	NSE Nifty 50 Index July Futures	07/2017	INR	(2,994,173,489)	84,736
BANA	OMXS30 Index July Futures	07/2017	SEK	39,241,047	(128,312)
BANA	SGX S&P CNX Nifty Index July Futures	07/2017	USD	(382,401)	1,662
JPMC	SGX S&P CNX Nifty Index July Futures	07/2017	USD	(993,090)	3,166
MSCS	SGX S&P CNX Nifty Index July Futures	07/2017	USD	(1,698,701)	4,408
CITI	Soybean Meal December Futures^	11/2017	USD	(8,348,650)	(84,870)
GSIN	Soybean Meal December Futures^	11/2017	USD	(1,168,811)	(13,749)
MACQ	Soybean Meal December Futures^	11/2017	USD	(4,394,510)	(24,530)
MLIN	Soybean Meal December Futures^	11/2017	USD	(5,571,190)	(30,410)
SOCG	Soybean Meal December Futures^	11/2017	USD	(1,207,127)	(6,553)
CITI	Soybean November Futures^	10/2017	USD	(24,517,839)	(544,349)
GSIN	Soybean November Futures^	10/2017	USD	(21,814,963)	(335,237)
GSIN	Soybean November Futures^	10/2017	USD	1,084,153	13,810
MACQ	Soybean November Futures^	10/2017	USD	(11,828,243)	(153,870)
MLIN	Soybean November Futures^	10/2017	USD	(11,625,725)	(165,438)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Soybean November Futures^	10/2017	USD	(17,989,104)	$ (246,621)
GSIN	Soybean Oil December Futures^	11/2017	USD	(524,412)	(15,696)
GSIN	Soybean Oil December Futures^	11/2017	USD	547,398	(7,290)
MACQ	Soybean Oil December Futures^	11/2017	USD	(1,047,170)	(33,046)
MACQ	Soybean Oil December Futures^	11/2017	USD	138,768	1,260
MLIN	Soybean Oil December Futures^	11/2017	USD	391,782	8,298
MLIN	Soybean Oil December Futures^	11/2017	USD	(386,118)	(13,962)
SOCG	Soybean Oil December Futures^	11/2017	USD	261,007	(955)
SOCG	Soybean Oil December Futures^	11/2017	USD	(252,329)	(7,723)
MSCS	Swiss Market Index September Futures	09/2017	CHF	(276,921,521)	(950,860)
BANA	Taiwan Stock Exchange July Futures	07/2017	TWD	220,271,207	173,970
MSCS	Taiwan Stock Exchange July Futures	07/2017	TWD	722,051,994	666,177
BANA	Tel Aviv 25 Index July Futures	07/2017	ILS	(63,803,960)	124,779
CITI	Wheat September Futures^	08/2017	USD	(5,012,656)	(747,044)
CITI	Wheat September Futures^	08/2017	USD	5,058,590	385,510
MACQ	Wheat September Futures^	08/2017	USD	(2,704,400)	(399,000)
MLIN	Wheat September Futures^	08/2017	USD	(1,893,969)	(288,931)
MLIN	Wheat September Futures^	08/2017	USD	1,954,650	228,250
SOCG	Wheat September Futures^	08/2017	USD	3,191,980	332,220
SOCG	Wheat September Futures^	08/2017	USD	(3,066,978)	(457,222)
GSIN	WIG20 Index September Futures	09/2017	PLN	28,717,608	23,576

					$(2,483,585)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
255	MSCL	Copper Futures^	09/2017	$16,594,511	$17,282,625	$688,114
304	MSCL	Gold 100 OZ Futures^	08/2017	39,252,764	37,765,920	(1,486,844)
31	MSCL	Hard Red Winter Wheat Futures^	09/2017	765,046	820,725	55,679
3	MSCL	Live Cattle Futures^	08/2017	144,908	139,560	(5,348)
9	JPPC	LME Aluminum Futures^	07/2017	440,796	430,538	(10,258)
1	JPPC	LME Aluminum Futures^	07/2017	48,995	47,832	(1,163)
15	JPPC	LME Aluminum Futures^	08/2017	717,969	717,157	(812)
27	JPPC	LME Aluminum Futures^	08/2017	1,297,123	1,290,992	(6,131)
28	JPPC	LME Aluminum Futures^	08/2017	1,342,669	1,338,925	(3,744)
15	JPPC	LME Aluminum Futures^	08/2017	708,224	717,532	9,308
23	JPPC	LME Aluminum Futures^	08/2017	1,081,068	1,100,309	19,241
20	JPPC	LME Aluminum Futures^	08/2017	933,417	956,875	23,458
25	JPPC	LME Aluminum Futures^	08/2017	1,178,644	1,196,144	17,500
7	JPPC	LME Aluminum Futures^	08/2017	337,488	335,086	(2,402)
5	JPPC	LME Aluminum Futures^	08/2017	243,361	239,370	(3,991)
13	JPPC	LME Aluminum Futures^	08/2017	635,884	622,417	(13,467)
19	JPPC	LME Aluminum Futures^	08/2017	910,163	910,176	13
3	JPPC	LME Aluminum Futures^	09/2017	143,936	143,726	(210)
18	JPPC	LME Aluminum Futures^	09/2017	843,353	863,437	20,084
170	JPPC	LME Aluminum Futures^	09/2017	8,232,982	8,157,875	(75,107)
9	JPPC	LME Aluminum Futures^	09/2017	423,022	431,854	8,832
28	JPPC	LME Aluminum Futures^	09/2017	1,314,869	1,343,125	28,256
6	JPPC	LME Aluminum Futures^	09/2017	280,890	287,834	6,944

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
6	JPPC	LME Aluminum Futures^	09/2017	$ 280,536	$ 287,839	$ 7,303
7	JPPC	LME Aluminum Futures^	09/2017	330,242	335,818	5,576
4	JPPC	LME Aluminum Futures^	09/2017	190,610	191,900	1,290
46	JPPC	LME Copper Futures^	07/2017	6,576,986	6,818,925	241,939
74	JPPC	LME Copper Futures^	07/2017	10,533,981	10,968,650	434,669
49	JPPC	LME Copper Futures^	07/2017	6,924,923	7,255,063	330,140
61	JPPC	LME Copper Futures^	07/2017	8,712,628	9,034,390	321,762
12	JPPC	LME Copper Futures^	08/2017	1,669,979	1,778,439	108,460
52	JPPC	LME Copper Futures^	08/2017	7,165,237	7,709,975	544,738
5	JPPC	LME Copper Futures^	08/2017	695,015	741,360	46,345
4	JPPC	LME Copper Futures^	08/2017	553,475	593,042	39,567
1	JPPC	LME Copper Futures^	08/2017	142,811	148,333	5,522
4	JPPC	LME Copper Futures^	08/2017	564,973	593,583	28,610
3	JPPC	LME Copper Futures^	09/2017	426,017	445,219	19,202
1	JPPC	LME Copper Futures^	09/2017	142,558	148,448	5,890
1	JPPC	LME Copper Futures^	09/2017	141,652	148,489	6,837
12	JPPC	LME Copper Futures^	09/2017	1,714,448	1,782,075	67,627
2	JPPC	LME Copper Futures^	09/2017	297,080	296,850	(230)
3	JPPC	LME Nickel Futures^	07/2017	170,107	168,485	(1,622)
14	JPPC	LME Nickel Futures^	08/2017	753,802	786,612	32,810
1	JPPC	LME Nickel Futures^	08/2017	54,917	56,233	1,316
4	JPPC	LME Nickel Futures^	08/2017	217,930	224,999	7,069
8	JPPC	LME Nickel Futures^	08/2017	426,680	450,137	23,457
10	JPPC	LME Nickel Futures^	09/2017	527,277	562,700	35,423
17	JPPC	LME Nickel Futures^	09/2017	959,275	957,525	(1,750)
3	JPPC	LME Nickel Futures^	09/2017	163,897	169,002	5,105
2	JPPC	LME Nickel Futures^	09/2017	110,585	112,674	2,089
3	JPPC	LME Nickel Futures^	09/2017	167,671	169,020	1,349
10	JPPC	LME Zinc Futures^	07/2017	646,275	688,813	42,538
11	JPPC	LME Zinc Futures^	07/2017	711,252	758,038	46,786
6	JPPC	LME Zinc Futures^	07/2017	381,727	413,512	31,785
8	JPPC	LME Zinc Futures^	07/2017	520,800	551,358	30,558
5	JPPC	LME Zinc Futures^	07/2017	327,700	344,603	16,903
1	JPPC	LME Zinc Futures^	07/2017	65,265	68,923	3,658
1	JPPC	LME Zinc Futures^	08/2017	66,165	68,931	2,766
27	JPPC	LME Zinc Futures^	09/2017	1,807,693	1,863,000	55,307
2	JPPC	LME Zinc Futures^	09/2017	136,980	137,900	920
2	JPPC	LME Zinc Futures^	09/2017	136,606	137,900	1,294
4	JPPC	LME Zinc Futures^	09/2017	275,232	275,800	568
69	MSCL	NYMEX Palladium Futures^	09/2017	5,384,366	5,772,885	388,519
451	MSCL	Silver Futures^	09/2017	37,137,017	37,493,885	356,868
14	MSCL	Soybean Oil Futures^	12/2017	276,786	280,056	3,270
14	MSCL	Wheat Futures^	09/2017	344,527	368,200	23,673
539	JPMS	BIST 30 Futures	08/2017	1,921,732	1,926,013	4,281
429	BARC	DAX Index Futures	09/2017	156,717,945	150,914,562	(5,803,383)
267	BARC	E-Mini DJIA CBOT Futures	09/2017	28,331,014	28,435,500	104,486
88	JPMS	E-Mini MSCI EAFE Index Futures	09/2017	8,322,939	8,314,240	(8,699)
388	BARC	E-Mini MSCI Emerging Markets Index Futures	09/2017	19,547,718	19,561,020	13,302
5,279	BARC	E-Mini Russell 2000 Futures	09/2017	375,644,024	373,304,485	(2,339,539)
5,833	BARC	Euro Stoxx 50 Index Futures	09/2017	236,911,988	228,578,740	(8,333,248)
1,866	BARC	FTSE 100 Index Futures	09/2017	181,287,165	176,019,664	(5,267,501)
130	GSCO	FTSE Bursa Malaysia KLCI Index Futures	09/2017	20,058,690	20,065,520	6,830
33	BARC	Hang Seng Index Futures	07/2017	5,423,314	5,407,047	(16,267)
220	BARC	H-SHARES Index Futures	07/2017	14,487,202	14,363,845	(123,357)
300	BARC	IBEX 35 Index Futures	07/2017	37,043,113	35,655,296	(1,387,817)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
86	BARC	KOSPI Index 200 Futures	09/2017	$ 5,791,909	$ 5,879,779	$ 87,870
4	JPMS	KOSPI Index 200 Futures	09/2017	269,869	273,479	3,610
146	BARC	MSCI Singapore Index Futures	07/2017	3,830,404	3,801,249	(29,155)
293	BARC	MSCI Taiwan Stock Index Futures	07/2017	11,421,573	11,289,290	(132,283)
286	BARC	NASDAQ 100 E-Mini Index Futures	09/2017	32,855,744	32,333,730	(522,014)
107	JPMS	Nikkei 225 Futures	09/2017	19,133,149	19,045,476	(87,673)
322	JPMS	OMXS30 Index Futures	07/2017	6,312,768	6,125,862	(186,906)
80	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	11,137,190	10,971,006	(166,184)
37	BARC	S&PMID 400 E-Mini Futures	09/2017	6,496,035	6,460,570	(35,465)
505	BARC	SGX S&P CNX Nifty Index Futures	07/2017	9,640,698	9,613,685	(27,013)
1,470	BARC	TOPIX Index Futures	09/2017	209,368,573	210,616,137	1,247,564
69	JPMS	3-Month Euro Euribor Futures	12/2018	19,739,488	19,719,819	(19,669)
19	JPMS	3-Month Euro Euribor Futures	03/2019	5,433,191	5,426,569	(6,622)
74	JPMS	90-Day Sterling Futures	12/2018	11,986,307	11,954,896	(31,411)
121	JPMS	90-Day Sterling Futures	03/2019	19,592,374	19,539,989	(52,385)
145	JPMS	90-Day Sterling Futures	06/2019	23,480,034	23,403,888	(76,146)
365	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	279,333,217	279,340,497	7,280
796	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	608,989,952	609,147,007	157,055
825	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2018	631,115,844	631,231,068	115,224
446	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2018	341,291,068	341,171,974	(119,094)
2,268	GSCO	Euro-Bund Futures	09/2017	426,123,676	419,307,429	(6,816,247)
249	GSCO	Euro-OAT Futures	09/2017	42,564,087	42,227,021	(337,066)
93	GSCO	Euro-SCHATZ Futures	09/2017	11,912,372	11,880,701	(31,671)
1,446	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	181,959,067	181,518,187	(440,880)

				4,182,181,198	4,154,124,863	(28,056,335)

Short Contracts:
431	GSCO	Brent Crude Futures^	07/2017	$(20,108,501)	$(21,019,870)	$(911,369)
127	GSCO	Cocoa Futures^	09/2017	(2,592,470)	(2,522,520)	69,950
39	MSCL	Cocoa Futures^	09/2017	(737,518)	(756,600)	(19,082)
210	MSCL	Coffee ‘C’ Futures^	09/2017	(10,229,372)	(9,898,875)	330,497
127	MSCL	Corn Futures^	09/2017	(2,342,943)	(2,419,350)	(76,407)
52	MSCL	Cotton No. 2 Futures^	12/2017	(1,745,454)	(1,783,340)	(37,886)
407	GSCO	Gas Oil Futures^	08/2017	(17,355,057)	(17,745,200)	(390,143)
169	MSCL	Gasoline RBOB Futures^	07/2017	(10,466,325)	(10,744,243)	(277,918)
241	MSCL	Heating Oil ULSD Futures^	07/2017	(14,463,685)	(15,011,938)	(548,253)
9	JPPC	LME Aluminum Futures^	07/2017	(439,003)	(430,538)	8,465
1	JPPC	LME Aluminum Futures^	07/2017	(48,913)	(47,833)	1,080
15	JPPC	LME Aluminum Futures^	08/2017	(717,995)	(717,158)	837
27	JPPC	LME Aluminum Futures^	08/2017	(1,295,528)	(1,290,992)	4,536
28	JPPC	LME Aluminum Futures^	08/2017	(1,337,240)	(1,338,925)	(1,685)
15	JPPC	LME Aluminum Futures^	08/2017	(705,728)	(717,533)	(11,805)
23	JPPC	LME Aluminum Futures^	08/2017	(1,080,616)	(1,100,308)	(19,692)
20	JPPC	LME Aluminum Futures^	08/2017	(936,197)	(956,875)	(20,678)
25	JPPC	LME Aluminum Futures^	08/2017	(1,176,693)	(1,196,144)	(19,451)
7	JPPC	LME Aluminum Futures^	08/2017	(337,558)	(335,087)	2,471
5	JPPC	LME Aluminum Futures^	08/2017	(242,863)	(239,370)	3,493
13	JPPC	LME Aluminum Futures^	08/2017	(637,006)	(622,418)	14,588
19	JPPC	LME Aluminum Futures^	08/2017	(908,178)	(910,176)	(1,998)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	JPPC	LME Aluminum Futures^	09/2017	$ (143,655)	$ (143,725)	$ (70)
18	JPPC	LME Aluminum Futures^	09/2017	(842,798)	(863,438)	(20,640)
78	JPPC	LME Aluminum Futures^	09/2017	(3,663,077)	(3,743,025)	(79,948)
9	JPPC	LME Aluminum Futures^	09/2017	(422,455)	(431,853)	(9,398)
28	JPPC	LME Aluminum Futures^	09/2017	(1,311,900)	(1,343,125)	(31,225)
6	JPPC	LME Aluminum Futures^	09/2017	(279,625)	(287,834)	(8,209)
6	JPPC	LME Aluminum Futures^	09/2017	(280,974)	(287,839)	(6,865)
7	JPPC	LME Aluminum Futures^	09/2017	(330,698)	(335,818)	(5,120)
4	JPPC	LME Aluminum Futures^	09/2017	(190,555)	(191,900)	(1,345)
46	JPPC	LME Copper Futures^	07/2017	(6,550,261)	(6,818,925)	(268,664)
74	JPPC	LME Copper Futures^	07/2017	(10,524,722)	(10,968,650)	(443,928)
49	JPPC	LME Copper Futures^	07/2017	(6,898,167)	(7,255,062)	(356,895)
61	JPPC	LME Copper Futures^	07/2017	(8,693,389)	(9,034,390)	(341,001)
12	JPPC	LME Copper Futures^	08/2017	(1,662,247)	(1,778,439)	(116,192)
52	JPPC	LME Copper Futures^	08/2017	(7,137,523)	(7,709,975)	(572,452)
5	JPPC	LME Copper Futures^	08/2017	(695,250)	(741,360)	(46,110)
4	JPPC	LME Copper Futures^	08/2017	(552,703)	(593,042)	(40,339)
1	JPPC	LME Copper Futures^	08/2017	(142,598)	(148,334)	(5,736)
4	JPPC	LME Copper Futures^	08/2017	(564,090)	(593,583)	(29,493)
3	JPPC	LME Copper Futures^	09/2017	(425,243)	(445,219)	(19,976)
1	JPPC	LME Copper Futures^	09/2017	(142,123)	(148,448)	(6,325)
1	JPPC	LME Copper Futures^	09/2017	(141,573)	(148,489)	(6,916)
147	JPPC	LME Copper Futures^	09/2017	(20,854,869)	(21,830,418)	(975,549)
2	JPPC	LME Copper Futures^	09/2017	(296,845)	(296,850)	(5)
3	JPPC	LME Nickel Futures^	07/2017	(171,293)	(168,486)	2,807
14	JPPC	LME Nickel Futures^	08/2017	(754,791)	(786,612)	(31,821)
1	JPPC	LME Nickel Futures^	08/2017	(55,578)	(56,233)	(655)
4	JPPC	LME Nickel Futures^	08/2017	(217,755)	(224,999)	(7,244)
8	JPPC	LME Nickel Futures^	08/2017	(425,942)	(450,137)	(24,195)
10	JPPC	LME Nickel Futures^	09/2017	(529,226)	(562,700)	(33,474)
30	JPPC	LME Nickel Futures^	09/2017	(1,615,595)	(1,689,751)	(74,156)
3	JPPC	LME Nickel Futures^	09/2017	(164,293)	(169,002)	(4,709)
2	JPPC	LME Nickel Futures^	09/2017	(110,507)	(112,674)	(2,167)
3	JPPC	LME Nickel Futures^	09/2017	(167,865)	(169,020)	(1,155)
10	JPPC	LME Zinc Futures^	07/2017	(649,382)	(688,813)	(39,431)
11	JPPC	LME Zinc Futures^	07/2017	(706,668)	(758,038)	(51,370)
6	JPPC	LME Zinc Futures^	07/2017	(383,178)	(413,512)	(30,334)
8	JPPC	LME Zinc Futures^	07/2017	(523,269)	(551,358)	(28,089)
5	JPPC	LME Zinc Futures^	07/2017	(325,722)	(344,602)	(18,880)
1	JPPC	LME Zinc Futures^	07/2017	(65,207)	(68,923)	(3,716)
1	JPPC	LME Zinc Futures^	08/2017	(66,210)	(68,931)	(2,721)
2	JPPC	LME Zinc Futures^	09/2017	(136,845)	(137,900)	(1,055)
2	JPPC	LME Zinc Futures^	09/2017	(136,758)	(137,900)	(1,142)
4	JPPC	LME Zinc Futures^	09/2017	(276,508)	(275,800)	708
301	MSCL	Natural Gas Futures^	07/2017	(9,223,336)	(9,135,350)	87,986
85	MSCL	Platinum Futures^	10/2017	(3,930,345)	(3,937,200)	(6,855)
808	MSCL	Soybean Futures^	11/2017	(37,867,457)	(38,571,900)	(704,443)
65	MSCL	Soybean Meal Futures^	12/2017	(2,004,567)	(2,022,800)	(18,233)
763	MSCL	Sugar #11 (World Markets) Futures^	09/2017	(12,293,588)	(11,801,473)	492,115
758	MSCL	WTI Crude Futures^	07/2017	(34,642,482)	(34,898,320)	(255,838)
215	BARC	Amsterdam Index Futures	07/2017	(25,741,040)	(24,875,455)	865,585
415	BARC	CAC40 Index Futures	07/2017	(24,968,513)	(24,251,813)	716,700
714	BARC	FTSE Bursa Malaysia KLCI Index Futures	07/2017	(14,816,138)	(14,699,486)	116,652
75	JPMS	FTSE China Index Futures	07/2017	(853,374)	(852,187)	1,187
832	JPMS	FTSE/JSE Top 40 Index Futures	09/2017	(29,205,615)	(29,052,111)	153,504

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
133	BARC	FTSE/MIB Index Futures	09/2017	$ (15,967,852)	$ (15,569,600)	$ 398,252
279	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	09/2017	(7,601,304)	(7,736,441)	(135,137)
5,262	BARC	S&P 500 E-Mini Futures	09/2017	(638,953,659)	(636,938,790)	2,014,869
1,746	BARC	SET50 Index Futures	09/2017	(10,218,706)	(10,199,477)	19,229
434	BARC	SPI 200 Index Futures	09/2017	(47,394,688)	(47,108,759)	285,929
726	GSCO	10-Year Japanese Government Bond Futures	09/2017	(971,509,215)	(968,925,184)	2,584,031
482	JPMS	3-Month Euro Euribor Futures	12/2017	(138,045,550)	(138,021,316)	24,234
578	JPMS	3-Month Euro Euribor Futures	03/2018	(165,496,969)	(165,453,275)	43,694
410	JPMS	3-Month Euro Euribor Futures	06/2018	(117,337,568)	(117,310,369)	27,199
23	JPMS	3-Month Euro Euribor Futures	09/2018	(6,577,745)	(6,577,542)	203
94	JPMS	3-Month Euro Euribor Futures	06/2019	(26,832,520)	(26,831,130)	1,390
1,034	JPMS	90-Day EURODollar Futures	12/2017	(254,686,708)	(254,687,125)	(417)
689	JPMS	90-Day EURODollar Futures	03/2018	(169,492,753)	(169,562,900)	(70,147)
501	JPMS	90-Day EURODollar Futures	06/2018	(123,245,821)	(123,202,162)	43,659
152	JPMS	90-Day EURODollar Futures	09/2018	(37,314,062)	(37,350,200)	(36,138)
232	JPMS	90-Day EURODollar Futures	12/2018	(56,857,571)	(56,956,000)	(98,429)
292	JPMS	90-Day EURODollar Futures	03/2019	(71,396,495)	(71,645,850)	(249,355)
155	JPMS	90-Day EURODollar Futures	06/2019	(38,043,329)	(38,007,938)	35,391
269	JPMS	90-Day Sterling Futures	12/2017	(43,580,347)	(43,575,909)	4,438
443	JPMS	90-Day Sterling Futures	03/2018	(71,737,849)	(71,704,859)	32,990
540	JPMS	90-Day Sterling Futures	06/2018	(87,398,835)	(87,335,130)	63,705
39	JPMS	90-Day Sterling Futures	09/2018	(6,303,035)	(6,303,728)	(693)
4,522	JPMS	Australia 10-Year Bond Futures	09/2017	(455,736,953)	(449,256,347)	6,480,606
747	JPMS	Australia 3-Year Bond Futures	09/2017	(64,241,273)	(64,104,866)	136,407
859	GSCO	Canadian 10-Year Bond Futures	09/2017	(95,359,902)	(93,100,285)	2,259,617
259	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	(49,338,606)	(49,259,032)	79,574
416	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2018	(79,234,605)	(79,050,586)	184,019
364	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2018	(69,418,251)	(69,120,142)	298,109
67	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	09/2017	(10,931,809)	(11,113,625)	(181,816)
10	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(2,626,439)	(2,625,926)	513
137	JPMS	Euro CHF 3-Month LIFFE Futures	12/2017	(35,986,979)	(35,964,465)	22,514
98	JPMS	Euro CHF 3-Month LIFFE Futures	03/2018	(25,737,002)	(25,718,740)	18,262
66	JPMS	Euro CHF 3-Month LIFFE Futures	06/2018	(17,328,518)	(17,315,622)	12,896
10	GSCO	Euro-Bobl Futures	09/2017	(1,505,085)	(1,504,211)	874
92	GSCO	Euro-Buxl 30-Year Bond Futures	09/2017	(17,389,164)	(17,182,322)	206,842
1,484	GSCO	Long Gilt Futures	09/2017	(246,020,964)	(242,706,183)	3,314,781
1,763	MSCL	U.S. Treasury 2-Year Note Futures	09/2017	(381,230,911)	(381,000,828)	230,083
248	MSCL	U.S. Treasury 5-Year Note Futures	09/2017	(29,255,239)	(29,223,313)	31,926
71	MSCL	U.S. Treasury Long Bond Futures	09/2017	(10,828,930)	(10,911,812)	(82,882)

				(5,063,844,441)	(5,050,040,509)	13,803,932

				$(881,663,243)	$(895,915,646)	$(14,252,403)

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	219,392,200	$164,607,252	$168,458,095	$3,850,843
Australian Dollar, Expiring 09/20/17	JPMC	AUD	316,117,800	237,128,320	242,727,873	5,599,553
Brazilian Real, Expiring 09/20/17*	CITI	BRL	12,310,000	3,663,639	3,656,994	(6,645)
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	18,465,000	5,495,465	5,485,493	(9,972)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	153,887,200	116,451,563	118,814,939	2,363,376
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	224,368,800	169,792,197	173,233,152	3,440,955
Swiss Franc, Expiring 09/20/17	CITI	CHF	6,888,000	7,186,983	7,219,393	32,410
Swiss Franc, Expiring 09/20/17	JPMC	CHF	10,332,000	10,780,589	10,829,089	48,500
Chilean Peso, Expiring 09/20/17*	CITI	CLP	5,485,416,400	8,240,269	8,244,587	4,318
Chilean Peso, Expiring 09/20/17*	JPMC	CLP	4,000,035,600	6,008,514	6,012,056	3,542
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	20,944,000	3,065,329	3,071,130	5,801
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	9,543,000	1,395,455	1,399,340	3,885
Colombian Peso, Expiring 09/20/17*	CITI	COP	8,129,759,200	2,749,088	2,640,303	(108,785)
Colombian Peso, Expiring 09/20/17*	JPMC	COP	12,194,638,800	4,123,637	3,960,453	(163,184)
Czech Republic Koruna, Expiring 09/20/17	CITI	CZK	648,000,000	27,720,237	28,480,395	760,158
Czech Republic Koruna, Expiring 09/20/17	JPMC	CZK	972,000,000	41,579,126	42,720,594	1,141,468
Euro, Expiring 09/20/17	CITI	EUR	107,532,799	121,248,010	123,326,697	2,078,687
Euro, Expiring 09/20/17	JPMC	EUR	161,299,196	181,877,741	184,990,037	3,112,296
British Pound, Expiring 09/20/17	CITI	GBP	29,462,000	37,858,142	38,465,620	607,478
British Pound, Expiring 09/20/17	JPMC	GBP	44,193,000	56,790,477	57,698,431	907,954
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	65,291,000	8,400,010	8,380,692	(19,318)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	96,663,000	12,436,246	12,407,575	(28,671)
Hungarian Forint, Expiring 09/20/17	CITI	HUF	6,554,547,600	24,007,941	24,319,247	311,306
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	8,928,575,400	32,700,522	33,127,568	427,046
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	38,487,016,000	2,864,220	2,862,934	(1,286)
Indonesian Rupiah, Expiring 09/20/17*	JPMC	IDR	53,909,706,000	4,011,764	4,010,181	(1,583)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Israeli Shekel, Expiring 09/20/17	CITI	ILS	16,919,000	$ 4,859,170	$ 4,865,262	$ 6,092
Indian Rupee, Expiring 09/20/17*	CITI	INR	2,155,061,200	33,069,222	33,056,214	(13,008)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	3,197,662,800	49,068,332	49,048,546	(19,786)
Japanese Yen, Expiring 09/20/17	CITI	JPY	11,106,789,401	100,928,959	99,087,369	(1,841,590)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	14,488,734,601	131,476,673	129,258,826	(2,217,847)
Korean Won, Expiring 09/20/17*	CITI	KRW	6,037,054,800	5,353,504	5,277,527	(75,977)
Korean Won, Expiring 09/20/17*	JPMC	KRW	7,963,462,200	7,052,718	6,961,571	(91,147)
Mexican Peso, Expiring 09/20/17	CITI	MXN	1,704,226,800	90,945,045	92,749,492	1,804,447
Mexican Peso, Expiring 09/20/17	JPMC	MXN	2,542,075,200	135,663,425	138,347,889	2,684,464
Norwegian Krone, Expiring 09/20/17	CITI	NOK	89,685,800	10,710,511	10,758,955	48,444
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	112,633,200	13,447,457	13,511,787	64,330
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	223,061,600	158,531,428	163,224,159	4,692,731
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	334,592,398	237,800,271	244,836,233	7,035,962
Philippine Peso, Expiring 09/20/17*	CITI	PHP	195,380,600	3,903,064	3,845,475	(57,589)
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	36,173,400	722,697	711,963	(10,734)
Poland Zloty, Expiring 09/20/17	CITI	PLN	117,420,400	31,425,850	31,675,841	249,991
Poland Zloty, Expiring 09/20/17	JPMC	PLN	176,130,600	47,138,542	47,513,760	375,218
Swedish Krona, Expiring 09/20/17	CITI	SEK	167,764,200	19,595,827	20,002,254	406,427
Swedish Krona, Expiring 09/20/17	JPMC	SEK	147,775,800	17,417,832	17,619,069	201,237
Singapore Dollar, Expiring 09/20/17	CITI	SGD	4,935,000	3,569,125	3,588,933	19,808
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	5,658,000	4,090,138	4,114,728	24,590
Turkish Lira, Expiring 09/20/17	CITI	TRY	182,819,600	50,228,360	50,813,284	584,924
Turkish Lira, Expiring 09/20/17	JPMC	TRY	222,296,400	60,938,300	61,785,548	847,248
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	444,406,400	14,812,610	14,618,953	(193,657)
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	666,609,600	22,218,943	21,928,428	(290,515)
South African Rand, Expiring 09/20/17	CITI	ZAR	477,499,200	36,123,801	36,020,410	(103,391)
South African Rand, Expiring 09/20/17	JPMC	ZAR	653,182,798	49,487,278	49,273,196	(214,082)

				2,632,761,818	2,671,038,540	38,276,722

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	(45,783,800)	$(34,018,171)	$(35,154,632)	$(1,136,461)
Australian Dollar, Expiring 09/20/17	JPMC	AUD	(59,929,200)	(44,535,130)	(46,016,033)	(1,480,903)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(159,253,200)	(47,576,075)	(47,310,163)	265,912
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(234,379,800)	(70,024,145)	(69,628,407)	395,738
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(68,000,851)	(50,563,372)	(52,502,853)	(1,939,481)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(100,756,279)	(74,918,410)	(77,793,028)	(2,874,618)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(179,004,000)	(185,813,362)	(187,616,176)	(1,802,814)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(268,506,000)	(278,719,692)	(281,424,258)	(2,704,566)
Chilean Peso, Expiring 09/20/17*	CITI	CLP	(18,350,905,400)	(27,282,553)	(27,581,430)	(298,877)
Chilean Peso, Expiring 09/20/17*	JPMC	CLP	(27,486,045,600)	(40,863,879)	(41,311,553)	(447,674)
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	(55,536,400)	(8,077,180)	(8,143,595)	(66,415)
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	(82,674,600)	(12,024,132)	(12,123,011)	(98,879)
Colombian Peso, Expiring 09/20/17*	CITI	COP	(8,259,851,600)	(2,698,651)	(2,682,553)	16,098
Colombian Peso, Expiring 09/20/17*	JPMC	COP	(160,238,400)	(54,670)	(52,041)	2,629
Euro, Expiring 09/20/17	CITI	EUR	(83,342,000)	(93,857,603)	(95,582,867)	(1,725,264)
Euro, Expiring 09/20/17	JPMC	EUR	(91,422,000)	(103,038,103)	(104,849,620)	(1,811,517)
British Pound, Expiring 09/20/17	CITI	GBP	(92,796,600)	(120,167,341)	(121,155,345)	(988,004)
British Pound, Expiring 09/20/17	JPMC	GBP	(137,507,398)	(178,073,851)	(179,529,812)	(1,455,961)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(23,798,600)	(3,059,410)	(3,054,768)	4,642
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(11,213,400)	(1,441,244)	(1,439,342)	1,902
Hungarian Forint, Expiring 09/20/17	CITI	HUF	(6,260,866,000)	(22,935,887)	(23,229,604)	(293,717)
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	(8,771,610,000)	(32,152,943)	(32,545,182)	(392,239)
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	(4,452,769,000)	(331,177)	(331,228)	(51)
Indonesian Rupiah, Expiring 09/20/17*	JPMC	IDR	(4,238,751,000)	(315,425)	(315,307)	118
Israeli Shekel, Expiring 09/20/17	CITI	ILS	(55,703,401)	(15,718,093)	(16,018,183)	(300,090)
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	(65,151,600)	(18,366,115)	(18,735,124)	(369,009)
Indian Rupee, Expiring 09/20/17*	CITI	INR	(824,725,200)	(12,666,226)	(12,650,357)	15,869
Indian Rupee, Expiring 09/20/17*	JPMC	INR	(1,102,087,800)	(16,922,404)	(16,904,784)	17,620

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/20/17	CITI	JPY	(14,684,386,400)	$ (132,063,617)	$ (131,004,301)	$ 1,059,316
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(22,026,579,600)	(198,095,182)	(196,506,451)	1,588,731
Korean Won, Expiring 09/20/17*	CITI	KRW	(71,225,013,801)	(63,282,821)	(62,264,125)	1,018,696
Korean Won, Expiring 09/20/17*	JPMC	KRW	(95,128,981,200)	(84,646,456)	(83,160,707)	1,485,749
Mexican Peso, Expiring 09/20/17	CITI	MXN	(80,948,800)	(4,393,905)	(4,405,494)	(11,589)
Mexican Peso, Expiring 09/20/17	JPMC	MXN	(76,423,200)	(4,134,489)	(4,159,195)	(24,706)
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(287,111,201)	(34,123,577)	(34,442,647)	(319,070)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(430,666,800)	(51,185,302)	(51,663,971)	(478,669)
Philippine Peso, Expiring 09/20/17*	CITI	PHP	(250,176,600)	(4,936,864)	(4,923,967)	12,897
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	(125,138,400)	(2,470,848)	(2,462,969)	7,879
Poland Zloty, Expiring 09/20/17	CITI	PLN	(2,703,000)	(723,012)	(729,173)	(6,161)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(1,166,581,200)	(134,851,506)	(139,089,584)	(4,238,078)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(1,749,871,798)	(202,275,738)	(208,634,374)	(6,358,636)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(70,203,400)	(50,784,889)	(51,054,780)	(269,891)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(105,069,600)	(76,006,662)	(76,410,903)	(404,241)
Turkish Lira, Expiring 09/20/17	CITI	TRY	(52,148,600)	(14,290,988)	(14,494,298)	(203,310)
Turkish Lira, Expiring 09/20/17	JPMC	TRY	(60,884,400)	(16,687,355)	(16,922,343)	(234,988)
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	(346,553,000)	(11,508,943)	(11,400,020)	108,923
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	(139,506,000)	(4,631,329)	(4,589,114)	42,215
South African Rand, Expiring 09/20/17	CITI	ZAR	(86,812,800)	(6,535,238)	(6,548,772)	(13,534)
South African Rand, Expiring 09/20/17	JPMC	ZAR	(112,219,200)	(8,420,361)	(8,465,316)	(44,955)

				(2,602,264,326)	(2,629,013,760)	(26,749,434)

				$30,497,492	$42,024,780	$11,527,288

*	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps* Outstanding at June 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/22/2021	$1,905,235

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Agrium, Inc.	126,120	$11,460,524	$(47,926)

United States
Alere, Inc.	202,109	8,615,907	1,527,944
United Bankshares, Inc.	154	5,566	471

			1,528,415

Total of Long Equity Positions			1,480,489

Short Positions

Common Stocks
Canada
Potash Corp. of Saskatchewan, Inc.	(688,116)	(10,968,569)	(247,722)

Total of Long and Short Equity Positions			1,232,767

Net Cash and Other Receivables/ (Payables) (b)			672,468

Swaps, at Value			$1,905,235

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 05/23/2022	$(364,691)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Fairfax Media Ltd.	3,120,089	$2,995,696	$(356,891)

Net Cash and Other Receivables/ (Payables) (b)			(7,800)

Swaps, at Value			$(364,691)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity 12/20/2017	$19,124

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Entertainment One Ltd.	993,348	$2,808,797	$43,854

Net Cash and Other Receivables/ (Payables) (b)			(24,730)

Swaps, at Value			$19,124

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity 12/22/2017	$6,337,986

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	72,132	$1,097,261	$7,853

Germany
TUI AG	154,507	2,039,135	213,242

Isle of Man
Paysafe Group plc	84,795	442,765	121,582

South Africa
Investec plc	904,573	5,684,845	1,074,102
Mondi plc	216,611	4,901,500	778,426

			1,852,528

Switzerland
Coca-Cola HBC AG	128,416	2,964,610	811,978
IWG plc	437,978	1,675,257	171,207
Wolseley plc	12,791	836,178	(51,096)

			932,089

United Kingdom
AA plc	85,261	269,420	(16,075)
Amec Foster Wheeler plc	159,337	980,762	(10,167)
Ashtead Group plc	180,425	3,857,277	(123,810)
ASOS plc	31,847	2,317,059	66,689
AstraZeneca plc	93,427	5,973,394	284,677
Aviva plc	184,100	1,272,448	(9,638)
Babcock International Group plc	21,353	251,300	(6,435)
BAE Systems plc	47,129	324,440	64,623
Barclays plc	2,136,526	5,881,929	(231,302)
Barratt Developments plc	1,058,582	6,670,100	1,104,414
BBA Aviation plc	187,404	750,100	144
Bellway plc	88,489	2,772,914	660,904
BP plc	420,743	2,574,222	(145,620)
BT Group plc	1,822,121	7,062,795	(56,296)
Centrica plc	40,909	102,993	3,667
Close Brothers Group plc	265,309	4,582,094	636,450

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Compass Group plc	69,839	$1,349,084	$125,046
DCC plc	71,518	6,258,878	254,196
Diageo plc	173,585	5,205,588	(75,843)
Direct Line Insurance Group plc	728,510	3,344,654	28,728
Dixons Carphone plc	1,690,784	7,359,750	(1,109,482)
DS Smith plc	502,985	2,583,216	521,132
GKN plc	951,847	3,900,242	142,802
GlaxoSmithKline plc	436,837	9,426,765	(127,701)
Hays plc	561,955	890,821	324,183
Howden Joinery Group plc	45,972	218,911	24,961
HSBC Holdings plc	292,695	2,478,875	237,911
Imperial Brands plc	138,868	6,947,520	(707,185)
Inchcape plc	534,418	4,754,080	499,172
Indivior plc	541,594	2,276,076	(70,747)
Informa plc	186,447	1,647,266	(21,004)
InterContinental Hotels Group plc	33,480	1,728,296	130,970
Intermediate Capital Group plc	752,667	6,289,007	1,873,206
Jupiter Fund Management plc	47,978	276,981	38,578
Kingfisher plc	444,268	1,906,656	(166,495)
Legal & General Group plc	205,987	669,848	23,299
Lloyds Banking Group plc	2,286,481	1,947,728	22,707
Man Group plc	878,276	1,361,558	410,691
Micro Focus International plc	7,782	245,069	(14,962)
National Grid plc	419,728	5,852,602	(651,968)
NEX Group plc	55,152	565,720	(116,922)
Old Mutual plc	1,380,605	3,700,625	(217,525)
Persimmon plc	363,501	8,399,436	2,217,160
Prudential plc	50,583	1,106,758	54,313
Reckitt Benckiser Group plc	26,282	2,504,017	160,272
Rentokil Initial plc	482,043	1,358,981	356,398
Royal Mail plc	1,068,791	6,716,143	(853,108)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
RPC Group plc	18,162	$214,183	$(36,185)
RSA Insurance Group plc	134,503	1,029,334	49,624
Sage Group plc (The)	237,236	2,196,279	(70,418)
Severn Trent plc	69,837	2,064,524	(79,170)
Smith & Nephew plc	175,374	2,877,868	150,578
Smiths Group plc	29,663	561,438	55,313
Spectris plc	37,063	1,045,954	172,545
SSE plc	129,169	2,481,159	(37,115)
St James’s Place plc	7,733	109,357	9,835
Standard Chartered plc	157,821	1,529,900	68,544
Standard Life plc	16,824	79,071	8,414
Tate & Lyle plc	656,677	6,076,041	(416,552)
Taylor Wimpey plc	2,840,217	5,825,340	697,072
UBM plc	181,070	1,630,411	(3,175)
Vodafone Group plc	458,471	1,352,703	(50,667)
William Hill plc	304,890	1,202,751	(192,295)
Wm Morrison Supermarkets plc	1,822,439	4,989,516	734,475
WPP plc	174,660	3,934,637	(256,877)

			6,338,954

Total of Long Equity Positions			9,466,248

Short Positions

Common Stocks
Chile
Antofagasta plc	(985,938)	(7,650,979)	(2,635,294)

Jordan
Hikma Pharmaceuticals plc	(298,327)	(7,268,942)	1,555,526

Netherlands
Royal Dutch Shell plc	(45,863)	(1,229,241)	10,720

South Africa
Mediclinic International plc	(432,063)	(4,220,023)	40,660

Switzerland
Glencore plc	(842,455)	(3,306,577)	149,706

United Kingdom
Aberdeen Asset Management plc	(506,202)	(2,082,292)	89,323
Admiral Group plc	(359,650)	(10,124,955)	739,942
Aggreko plc	(935,872)	(12,814,786)	1,603,749
Anglo American plc	(177,434)	(2,608,728)	238,259
Associated British Foods plc	(201,624)	(6,944,605)	(770,993)
Auto Trader Group plc	(222,257)	(1,146,980)	46,506
Balfour Beatty plc	(153,483)	(552,576)	11,125
Berkeley Group Holdings plc	(1,869)	(81,717)	3,126
British American Tobacco plc	(10,321)	(663,058)	(40,246)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
BTG plc	(517,132)	$(4,455,212)	$(244,595)
Bunzl plc	(11,945)	(361,308)	5,199
Burberry Group plc	(65,932)	(1,222,657)	(204,026)
Capita plc	(1,128,116)	(9,727,728)	(438,301)
Cobham plc	(2,956,926)	(5,436,289)	442,761
ConvaTec Group plc	(97,074)	(384,812)	(18,528)
Croda International plc	(45,281)	(1,976,040)	(317,103)
Daily Mail & General Trust plc	(9,911)	(92,566)	6,437
Drax Group plc	(181,046)	(800,855)	31,945
easyJet plc	(387,717)	(5,564,133)	(1,304,313)
Essentra plc	(752,074)	(4,844,252)	(685,714)
Experian plc	(67,960)	(1,431,959)	37,226
G4S plc	(23,864)	(93,714)	(7,778)
Greene King plc	(299,915)	(2,835,394)	203,251
Halma plc	(45,020)	(638,939)	(6,213)
Hargreaves Lansdown plc	(748,603)	(12,590,364)	(103,954)
Hiscox Ltd.	(75,184)	(1,072,301)	(169,104)
IMI plc	(108,552)	(1,466,701)	(224,016)
Inmarsat plc	(937,192)	(8,891,125)	(508,118)
International Consolidated Airlines Group SA	(539,196)	(4,179,241)	(107,257)
Intertek Group plc	(44,835)	(2,129,938)	(333,085)
ITV plc	(2,086,007)	(5,088,308)	150,587
J Sainsbury plc	(242,762)	(724,078)	(72,197)
John Wood Group plc	(323,117)	(2,988,282)	288,577
Just Eat plc	(1,012,459)	(7,473,170)	(1,168,954)
Marks & Spencer Group plc	(583,263)	(2,682,845)	151,412
Meggitt plc	(213,675)	(1,284,009)	(43,716)
Merlin Entertainments plc	(195,603)	(1,156,132)	(68,318)
Next plc	(98,924)	(5,886,118)	917,771
Ocado Group plc	(539,374)	(1,804,742)	(225,288)
Pearson plc	(589,241)	(5,769,535)	464,054
Pennon Group plc	(585,668)	(6,353,929)	59,822
Petrofac Ltd.	(705,277)	(5,728,010)	1,672,684
Playtech plc	(54,640)	(644,297)	(32,549)
Provident Financial plc	(97,244)	(3,619,747)	535,495
Rightmove plc	(17,255)	(914,679)	(40,099)
Rio Tinto plc	(59,043)	(2,392,281)	(108,298)
Rolls-Royce Holdings plc(c)	(3,519,825)	(41)	(4,543)
Rotork plc	(1,459,018)	(4,190,210)	(282,743)
Royal Bank of Scotland Group plc	(1,926,328)	(4,834,723)	(1,380,947)
Schroders plc	(68,018)	(2,399,242)	(351,131)
Spirax-Sarco Engineering plc	(27,976)	(1,594,553)	(356,570)
Sports Direct International plc	(173,055)	(650,230)	(6,316)
Tesco plc	(1,067,793)	(2,515,460)	164,573
Thomas Cook Group plc	(640,114)	(584,201)	(165,758)
Travis Perkins plc	(86,251)	(1,725,079)	90,027
United Utilities Group plc	(5,556)	(71,507)	8,703
Weir Group plc (The)	(27,938)	(591,506)	(39,050)
Whitbread plc	(75,415)	(3,801,170)	(96,227)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Worldpay Group plc	(786,144)	$(3,105,774)	$(117,740)

			(2,081,234)

Total of Short Equity Positions			(2,959,916)

Total of Long and Short Equity Positions			6,506,332

Net Cash and Other Receivables/ (Payables) (b)			(168,346)

Swaps, at Value			$6,337,986

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 06/30/2017 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	37-61 months maturity 12/22/2017	$15,146,225

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Air France-KLM	351,646	$3,897,516	$1,122,095
Arkema SA	46,763	4,693,963	299,939
Atos SE	158,581	16,453,469	5,797,129
BNP Paribas SA	4,023	283,286	6,340
Bouygues SA	6,548	271,433	4,436
Capgemini SE	1,607	161,238	4,770
Casino Guichard Perrachon SA	42,617	2,513,626	10,334
Cie de Saint-Gobain	33,203	1,488,393	284,815
Cie Generale des Etablissements Michelin	92,770	10,273,808	2,073,330
CNP Assurances	262,159	4,558,062	1,326,415
Eiffage SA	28,201	2,232,371	329,436
Faurecia	122,981	5,025,494	1,211,027
Imerys SA	2,019	148,274	27,468
Ipsen SA	32,022	2,417,776	1,964,045
Lagardere SCA	358,482	9,488,974	1,822,648
Legrand SA	15,212	987,563	75,474
Orange SA	99,822	1,564,716	23,943
Peugeot SA	654,173	10,919,656	2,117,787

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Renault SA	5,617	$544,755	$(36,555)
Rexel SA	176,870	2,876,679	13,787
Sanofi	24,323	2,454,686	(124,057)
Schneider Electric SE	19,741	1,407,261	109,825
SCOR SE	74,872	2,318,408	656,092
SEB SA	2,170	303,813	85,678
Societe BIC SA	12,243	1,835,736	(381,984)
Sodexo SA	25,600	3,047,329	261,276
Teleperformance	56,896	5,808,094	1,487,226
Thales SA	86,106	8,079,859	1,187,242
Ubisoft Entertainment SA	95,877	3,875,234	1,567,820
Valeo SA	88,677	4,844,075	1,122,019

			24,449,800

Portugal
EDP - Energias de Portugal SA	166,799	577,217	(31,581)
Galp Energia SGPS SA	79,132	1,249,835	(50,688)

			(82,269)

Total of Long Equity Positions			24,367,531

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
France
Accor SA	(317,580)	$(13,222,265)	$(1,675,163)
Aeroports de Paris	(15,356)	(1,768,410)	(706,868)
Air Liquide SA	(43,867)	(4,794,385)	(627,403)
Alstom SA	(12,183)	(338,286)	(87,211)
Bollore SA	(945,086)	(3,514,935)	(782,192)
Bureau Veritas SA	(230,143)	(5,098,320)	4,006
Carrefour SA	(155,307)	(3,979,517)	53,055
Cie Plastic Omnium SA	(9,565)	(366,456)	17,489
Edenred	(345,869)	(8,080,696)	(941,349)
Electricite de France SA	(337,265)	(3,300,749)	(353,504)
Engie SA	(122,361)	(1,893,619)	46,733
Essilor International SA	(34,990)	(4,397,260)	(53,914)
Eutelsat Communications SA	(122,181)	(2,461,407)	(656,030)
Groupe Eurotunnel SE (Registered)	(729,279)	(7,659,357)	(121,701)
Hermes International	(5,863)	(2,586,477)	(309,704)
Iliad SA	(9,569)	(2,225,911)	(35,514)
Ingenico Group SA	(89,204)	(8,259,014)	169,336
JCDecaux SA	(134,014)	(4,545,951)	152,091
Kering	(4,412)	(1,111,454)	(390,885)
L’Oreal SA	(32,350)	(6,346,904)	(398,541)
LVMH Moet Hennessy Louis Vuitton SE	(9,778)	(1,735,903)	(709,139)
Natixis SA	(180,816)	(1,245,721)	31,955
Orpea	(12,218)	(1,111,838)	(250,320)
Pernod Ricard SA	(32,794)	(4,056,494)	(334,857)
Remy Cointreau SA	(64,044)	(5,739,493)	(1,725,708)
Safran SA	(1,962)	(183,303)	3,375
SFR Group SA	(56,930)	(1,914,753)	(9,362)
Societe Generale SA	(9,263)	(496,217)	(3,297)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Suez	(36,430)	$(606,842)	$(67,712)
Veolia Environnement SA	(123,565)	(2,337,160)	(277,053)
Vivendi SA	(239,196)	(5,143,953)	(182,338)
Zodiac Aerospace	(129,401)	(2,944,196)	(571,421)

			(10,793,146)

Luxembourg
Eurofins Scientific SE	(3,189)	(1,361,244)	(438,006)
SES SA	(328,557)	(7,628,842)	(68,234)

			(506,240)

Portugal
Banco Comercial Portugues SA	(5,927,743)	(1,454,103)	(141,037)

Total of Short Equity Positions			(11,440,423)

Total of Long and Short Equity Positions			12,927,108

Net Cash and Other Receivables/ (Payables) (b)			2,219,117

Swaps, at Value			$15,146,225

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	25 months maturity ranging from 11/26/2018 - 07/25/2019	$965,281

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Convertible Bonds
Germany
Bayer Capital Corp. BV 5.63%, 11/22/2019	34,000,000	$50,374,666	$(1,776,664)

	SHARES
Short Positions

Common Stocks
Germany
Bayer AG (Registered)	(290,379)	(40,512,795)	2,876,715

Total of Long and Short Positions			1,100,051

Net Cash and Other Receivables/ (Payables) (b)			(134,770)

Swaps, at Value			$965,281

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	54 - 57 months maturity ranging from 11/19/2021 - 11/22/2021	$(1,902,683)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Brazil
AES Tiete SA	272,200	$1,299,709	$(178,175)
Banco Santander Brasil SA, ADR	48,971	409,411	(40,659)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	115,800	679,863	10,484
Centrais Eletricas Brasileiras SA	177,200	1,024,466	(358,542)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	197,306	2,006,517	(128,164)
Cia Energetica de Minas Gerais, ADR	13,012	34,462	(3,233)
Cosan SA Industria e Comercio	25,300	311,857	(47,776)
EDP - Energias do Brasil SA	450,500	1,960,792	(31,185)
Engie Brasil Energia SA	41,500	494,385	(69,476)
Equatorial Energia SA	179,900	3,288,205	(346,075)
Hypermarcas SA	223,900	2,104,631	(225,787)
Itausa - Investimentos Itau SA (Preference)	471,910	1,451,579	(166,714)
JBS SA	345,993	1,195,818	(513,837)
Localiza Rent a Car SA	5,460	73,722	690
Lojas Renner SA	182,050	1,408,655	95,927
M Dias Branco SA	121,700	1,717,994	93,051
Porto Seguro SA	46,300	423,180	4,616
Qualicorp SA	403,700	2,440,411	1,056,885
Sul America SA	132,797	730,991	(21,490)
Vale SA (Preference)	400,300	3,095,316	156,238

			(713,222)

Chile
Enel Americas SA, ADR	222,893	2,221,335	(119,454)

Mexico
Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,249	879,480	159,182

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,331	$409,541	$80,902

			240,084

South Africa
AngloGold Ashanti Ltd., ADR	97,901	1,112,047	(160,450)

South Korea
BNK Financial Group, Inc.	208,218	1,811,675	179,258
Cheil Worldwide, Inc.	5,894	97,361	(2,562)
CJ E&M Corp.	7,832	542,980	(23,846)
Coway Co. Ltd.	1,040	96,325	(1,808)
Daelim Industrial Co. Ltd.	19,229	1,430,038	66,379
DGB Financial Group, Inc.	106,804	1,098,369	2,748
Dongbu Insurance Co. Ltd.	52,020	2,907,250	184,193
Hana Financial Group, Inc.	76,478	2,711,914	308,394
Hankook Tire Co. Ltd.	17,170	908,096	46,326
Hanon Systems	5,030	38,389	6,912
Hanwha Chemical Corp.	60,345	1,328,727	263,698
Hanwha Corp.	78,692	2,463,365	797,718
Hanwha Life Insurance Co. Ltd.	327,800	1,818,823	174,555
Hyosung Corp.	16,732	1,882,655	567,565
Hyundai Department Store Co. Ltd.	8,426	695,926	117,936
Hyundai Development Co-Engineering & Construction	95,156	3,442,606	465,619
Hyundai Engineering & Construction Co. Ltd.	59,695	2,637,448	(232,563)
Hyundai Glovis Co. Ltd.	3,977	522,248	23,493
Hyundai Marine & Fire Insurance Co. Ltd.	170,722	5,061,367	810,622
Hyundai Mobis Co. Ltd.	11,724	2,514,100	48,905
Industrial Bank of Korea	90,969	1,029,671	102,492

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Korea (continued)
KB Financial Group, Inc.	27,509	$1,262,517	$126,419
Kia Motors Corp.	78,805	2,567,948	63,798
Korea Electric Power Corp.	53,581	2,101,355	(190,674)
Korea Zinc Co. Ltd.	1,682	622,467	47,785
KT Corp.	15,906	450,800	2,721
LG Corp.	45,742	2,693,918	398,604
LG Display Co. Ltd.	32,959	816,069	249,892
LG Electronics, Inc.	14,739	961,463	72,558
LG Innotek Co. Ltd.	8,248	950,270	239,631
LG Uplus Corp.	439,016	5,542,076	445,105
Lotte Chemical Corp.	15,308	5,081,839	(474,488)
NCSoft Corp.	4,822	1,245,102	354,318
POSCO	11,467	2,955,857	(83,464)
Posco Daewoo Corp.	126,762	2,648,246	(176,730)
Samsung Card Co. Ltd.	65,311	2,339,341	(107,827)
Samsung Electronics Co. Ltd.	3,087	5,787,187	642,484
Samsung Life Insurance Co. Ltd.	6,804	685,905	9,683
Shinhan Financial Group Co. Ltd.	22,750	1,000,211	(18,658)
SK Hynix, Inc.	128,576	5,609,948	1,960,571
SK Innovation Co. Ltd.	38,662	5,623,999	(269,451)
SK Networks Co. Ltd.	254,768	1,712,196	(320,275)
SK Telecom Co. Ltd.	39,501	8,704,118	481,024
Woori Bank	242,410	2,967,480	937,476

			8,296,536

Taiwan
China Life Insurance Co. Ltd.	1,819,960	1,821,656	(7,371)
Feng TAY Enterprise Co. Ltd.	19,467	82,780	3,247
Formosa Chemicals & Fibre Corp.	46,000	136,500	7,811
Formosa Petrochemical Corp.	21,000	73,156	(730)
Foxconn Technology Co. Ltd.	443,217	1,362,785	(26,003)
Fubon Financial Holding Co. Ltd.	632,297	1,089,971	(83,788)
Hon Hai Precision Industry Co. Ltd.	1,019,700	3,048,610	871,107
Largan Precision Co. Ltd.	6,000	996,016	(40,728)
Lite-On Technology Corp.	491,945	872,166	(64,675)
Nien Made Enterprise Co. Ltd.	149,000	1,428,442	223,826
Novatek Microelectronics Corp.	44,000	166,953	10,719
Pegatron Corp.	905,000	2,516,232	314,800
Phison Electronics Corp.	434,000	3,865,199	1,496,370
Pou Chen Corp.	257,000	353,915	1,478

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Powertech Technology, Inc.	851,000	$2,407,847	$217,276
Realtek Semiconductor Corp.	670,000	2,417,979	(8,106)
Uni-President Enterprises Corp.	1,116,000	2,120,917	115,920
Wistron Corp.	2,692,412	2,371,407	365,451

			3,396,604

Total of Long Equity Positions			10,940,098

Short Positions

Common Stocks
Brazil
Banco Bradesco SA, ADR	(31,176)	(281,452)	16,456
BB Seguridade Participacoes SA	(94,200)	(891,378)	76,735
Braskem SA (Preference)	(65,000)	(683,703)	12,690
BRF SA	(177,100)	(2,129,479)	33,937
Cia Brasileira de Distribuicao (Preference)	(187,600)	(3,473,473)	(215,784)
Cia Siderurgica Nacional SA	(662,500)	(1,557,749)	121,922
Duratex SA	(76,400)	(206,084)	17,673
Embraer SA, ADR	(99,011)	(2,079,696)	274,726
Fibria Celulose SA, ADR	(362,942)	(3,249,698)	(437,793)
Gerdau SA (Preference)	(14,200)	(38,130)	(5,933)
Itau Unibanco Holding SA, ADR	(17,403)	(213,013)	20,710
Lojas Americanas SA (Preference)	(564,500)	(2,800,700)	415,177
Petroleo Brasileiro SA (Preference)	(231,200)	(980,949)	117,674
Rumo SA	(256,700)	(652,753)	(17,492)
Suzano Papel e Celulose SA (Preference)	(202,000)	(836,598)	(32,888)
Telefonica Brasil SA, ADR	(114,346)	(1,694,608)	152,080
TIM Participacoes SA, ADR	(7,004)	(114,025)	10,366
Ultrapar Participacoes SA	(66,000)	(1,483,867)	(60,496)

			499,760

Chile
Banco Santander Chile, ADR	(17,964)	(433,471)	(22,994)
Sociedad Quimica y Minera de Chile SA, ADR	(20,900)	(706,420)	16,302

			(6,692)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico
Grupo Financiero Santander Mexico SAB de CV, ADR	(469,561)	$(3,883,269)	$(643,299)
Grupo Televisa SAB, ADR	(135,857)	(3,503,512)	192,676

			(450,623)

South Korea
Amorepacific Corp.	(10,969)	(2,745,039)	(168,182)
BGF retail Co. Ltd.	(18,574)	(1,667,119)	26,141
CJ CheilJedang Corp.	(10,458)	(3,241,821)	(61,023)
CJ Corp.	(16,311)	(2,428,815)	(272,648)
CJ Korea Express Corp.	(26,869)	(4,023,736)	(216,141)
Daewoo Engineering & Construction Co. Ltd.	(161,034)	(952,662)	(113,995)
E-MART, Inc.	(2,609)	(493,722)	(40,820)
GS Retail Co. Ltd.	(8,910)	(395,527)	(6,228)
Hanmi Pharm Co. Ltd.	(11,768)	(3,599,391)	(235,865)
Hanmi Science Co. Ltd.	(59,223)	(3,093,583)	(1,270,756)
Hanssem Co. Ltd.	(15,432)	(2,981,732)	499,995
Hanwha Techwin Co. Ltd.	(53,080)	(2,206,572)	142,777
Hotel Shilla Co. Ltd.	(17,034)	(682,354)	(167,356)
Hyundai Heavy Industries Co. Ltd.	(430)	(90,526)	24,044
Hyundai Motor Co.	(25,285)	(3,387,432)	(137,934)
Hyundai Wia Corp.	(18,228)	(1,086,660)	(25,098)
Kakao Corp.	(27,531)	(2,045,014)	(397,575)
Korea Aerospace Industries Ltd.	(88,829)	(4,574,897)	151,606
Korea Investment Holdings Co. Ltd.	(12,963)	(567,421)	(226,922)
Kumho Petrochemical Co. Ltd.	(88,175)	(5,990,091)	316,767
LG Household & Health Care Ltd.	(4,476)	(3,383,805)	(505,406)
Lotte Chilsung Beverage Co. Ltd.	(1,336)	(1,692,410)	(309,780)
Lotte Confectionery Co. Ltd.	(5,602)	(975,397)	4,368
Mirae Asset Daewoo Co. Ltd.	(239,978)	(2,056,335)	(259,045)
NH Investment & Securities Co. Ltd.	(30,277)	(345,380)	(47,462)
Orion Corp.(c)	(11,518)	(6,735,450)	(978,374)
Ottogi Corp.	(2,647)	(1,638,502)	(189,949)
Samsung C&T Corp.	(50,616)	(5,930,601)	(618,518)
Samsung Electro-Mechanics Co. Ltd.	(37,342)	(2,189,304)	(1,144,163)
Samsung Heavy Industries Co. Ltd.	(341,166)	(3,355,654)	(360,867)
Samsung SDI Co. Ltd.	(35,954)	(4,323,955)	(1,073,586)
Samsung SDS Co. Ltd.	(10,669)	(1,316,112)	(404,730)
Samsung Securities Co. Ltd.	(46,600)	(1,440,218)	(241,011)
Shinsegae, Inc.	(9,102)	(1,503,017)	(322,750)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Korea (continued)
SK Holdings Co. Ltd.	(3,855)	$(962,036)	$25,001
S-Oil Corp.	(66,260)	(5,680,872)	191,068
Yuhan Corp.	(1,659)	(341,106)	(15,556)

			(8,429,973)

Taiwan
Advanced Semiconductor Engineering, Inc.	(1,909,234)	(2,444,864)	(2,298)
Asia Cement Corp.	(265,000)	(266,547)	39,315
Catcher Technology Co. Ltd.	(100,000)	(922,428)	(269,415)
Chang Hwa Commercial Bank Ltd.	(711,397)	(425,840)	17,915
Cheng Shin Rubber Industry Co. Ltd.	(538,000)	(1,168,513)	24,349
China Development Financial Holding Corp.	(6,766,000)	(1,819,229)	(144,962)
China Steel Corp.	(1,180,000)	(997,760)	38,226
Compal Electronics, Inc.	(184,000)	(121,407)	(2,555)
Delta Electronics, Inc.	(222,000)	(1,227,221)	12,805
E.Sun Financial Holding Co. Ltd.	(852,297)	(505,579)	(18,192)
Far Eastern New Century Corp.	(743,000)	(656,200)	52,158
Hotai Motor Co. Ltd.	(305,000)	(3,492,629)	(323,637)
HTC Corp.	(170,000)	(419,835)	14,428
Inventec Corp.	(967,000)	(714,733)	(72,849)
MediaTek, Inc.	(321,000)	(2,685,218)	(60,976)
Nan Ya Plastics Corp.	(292,000)	(682,924)	(41,332)
Ruentex Industries Ltd.	(282,000)	(495,412)	74,744
Shin Kong Financial Holding Co. Ltd.	(3,929,000)	(1,116,826)	71,744
SinoPac Financial Holdings Co. Ltd.	(854,191)	(259,011)	(2,042)
Taishin Financial Holding Co. Ltd.	(3,894,205)	(1,566,779)	(205,419)
Taiwan Cement Corp.	(383,000)	(478,570)	35,672
United Microelectronics Corp.	(2,172,000)	(879,786)	(174,375)
Vanguard International Semiconductor Corp.	(313,000)	(614,820)	(2,291)

			(938,987)

Total of Short Equity Positions			(9,326,515)

Total of Long and Short Equity Positions			1,613,583

Net Cash and Other Receivables/ (Payables) (b)			(3,516,266)

Swaps, at Value			$(1,902,683)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 06/30/2017 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	54-57 months maturity 11/22/2021	$(1,047,826)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Mexico
Arca Continental SAB de CV	277,600	$1,894,408	$191,788
Gruma SAB de CV	282,800	4,075,325	(387,297)
Grupo Bimbo SAB de CV	133,100	346,872	(12,449)
Grupo Lala SAB de CV	93,900	180,625	(8,644)
Grupo Mexico SAB de CV	916,900	2,980,581	(400,454)
Industrias Penoles SAB de CV	64,560	1,648,662	(191,853)
OHL Mexico SAB de CV	86,700	113,124	12,038
Wal-Mart de Mexico SAB de CV	1,198,800	2,766,580	16,281

			(780,590)

Total of Long Equity Positions			(780,590)

Short Positions

Common Stocks
Mexico
El Puerto de Liverpool SAB de CV	(109,340)	(879,916)	17,366
Grupo Financiero Banorte SAB de CV	(58,100)	(335,108)	(34,293)
Grupo Financiero Inbursa SAB de CV	(2,535,181)	(4,158,800)	(171,559)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Infraestructura Energetica Nova SAB de CV	(55,800)	$(270,165)	$(27,302)
Mexichem SAB de CV	(254,693)	(725,758)	42,039

			(173,749)

Total of Short Equity Positions			(173,749)

Total of Long and Short Equity Positions			(954,339)

Net Cash and Other Receivables/ (Payables) (b)			(93,487)

Swaps, at Value			$(1,047,826)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	56-57 months maturity 11/19/2021	$(112,521)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Poland
Eurocash SA	61,113	$527,302	$(16,062)
Grupa Lotos SA	20,299	329,460	(49,972)
Jastrzebska Spolka Weglowa SA	61,667	1,207,227	23,725
KGHM Polska Miedz SA	1,170	39,156	(4,257)
PGE Polska Grupa Energetyczna SA	536,497	1,724,902	27,970
Polski Koncern Naftowy ORLEN SA	120,921	3,521,700	130,822
Polskie Gornictwo Naftowe i Gazownictwo SA	1,007,652	1,685,369	33,761
Tauron Polska Energia SA	681,746	598,268	60,394

			206,381

Total of Long Equity Positions			206,381

Short Positions

Common Stocks
Poland
Alior Bank SA	(66,279)	(1,330,810)	226,689
Bank Pekao SA	(60,908)	(2,281,505)	230,717

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Poland (continued)
Bank Zachodni WBK SA	(9,333)	$(880,436)	$18,733
mBank SA	(3,596)	(397,635)	(50,677)
Orange Polska SA	(1,599,892)	(2,027,318)	(188,078)
Powszechny Zaklad Ubezpieczen SA	(221,157)	(2,257,188)	(403,695)

			(166,311)

Total of Short Equity Positions			(166,311)

Total of Long and Short Equity Positions			40,070

Net Cash and Other Receivables/ (Payables) (b)			(152,591)

Swaps, at Value			$(112,521)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate or HONIX plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	54-57 months maturity 11/19/2021	$2,886,188

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
Agricultural Bank of China Ltd.	3,712,000	$1,721,151	$33,209
ANTA Sports Products Ltd.	171,000	496,636	68,287
Bank of China Ltd.	1,584,000	805,624	(28,882)
Bank of Communications Co. Ltd.	2,008,000	1,592,472	(175,885)
Beijing Capital International Airport Co. Ltd.	2,932,000	3,662,055	467,547
Beijing Enterprises Holdings Ltd.	366,500	2,017,312	(250,163)
Belle International Holdings Ltd.	1,156,000	858,868	52,346
China Cinda Asset Management Co. Ltd.	9,916,000	4,042,102	(346,490)
China CITIC Bank Corp. Ltd.	1,944,000	1,322,675	(132,881)
China Communications Services Corp. Ltd.	2,640,000	1,864,555	(343,841)
China Conch Venture Holdings Ltd.	56,000	108,576	(6,054)
China Construction Bank Corp.	5,703,000	4,704,732	(269,815)
China Galaxy Securities Co. Ltd.	750,500	732,760	(60,025)
China Huarong Asset Management Co. Ltd.	1,212,000	494,931	(24,879)
China Longyuan Power Group Corp. Ltd.	631,000	502,636	(43,690)
China Medical System Holdings Ltd.	515,000	913,776	(23,307)
China Mengniu Dairy Co. Ltd.	447,000	889,319	(12,866)
China Mobile Ltd.	284,775	3,179,263	(160,134)
China Petroleum & Chemical Corp.	5,212,000	3,990,920	90,085

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Resources Power Holdings Co. Ltd.	2,144,000	$3,968,776	$239,835
China Shenhua Energy Co. Ltd.	393,500	828,956	46,532
China State Construction International Holdings Ltd.	40,000	70,502	(2,058)
China Telecom Corp. Ltd.	1,044,000	508,131	(12,374)
Chongqing Rural Commercial Bank Co. Ltd.	1,415,000	1,015,257	(60,946)
CITIC Ltd.	245,000	383,122	(14,804)
CSPC Pharmaceutical Group Ltd.	3,058,000	3,993,131	473,413
Dongfeng Motor Group Co. Ltd.	1,722,000	1,969,773	65,145
Far East Horizon Ltd.	842,000	793,333	(58,793)
Geely Automobile Holdings Ltd.	1,850,000	2,661,234	1,326,058
GOME Electrical Appliances Holding Ltd.	6,609,000	878,690	(66,113)
Guangdong Investment Ltd.	1,606,000	2,349,144	(135,815)
Guangzhou Automobile Group Co. Ltd.	154,000	236,196	33,907
Haitian International Holdings Ltd.	289,000	732,315	77,647
Industrial & Commercial Bank of China Ltd.	5,280,000	3,489,652	73,729
Jiangxi Copper Co. Ltd.	858,000	1,367,458	40,587
People’s Insurance Co. Group of China Ltd. (The)	8,997,000	3,849,452	(70,486)
PICC Property & Casualty Co. Ltd.	1,656,000	2,702,432	63,269
Shanghai Industrial Holdings Ltd.	414,000	1,257,480	(32,768)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Sinopec Engineering Group Co. Ltd.	1,640,000	$1,605,468	$(127,953)
Sinopec Shanghai Petrochemical Co. Ltd.	8,203,000	4,591,650	(201,945)
Sinopharm Group Co. Ltd.	300,800	1,401,888	(42,901)
Sinotrans Ltd.	871,000	419,509	26,761
Sunny Optical Technology Group Co. Ltd.	21,000	150,222	37,834
TravelSky Technology Ltd.	581,000	1,372,591	338,747
Want Want China Holdings Ltd.	731,000	486,763	6,488
Weichai Power Co. Ltd.	2,898,000	2,636,268	(103,724)
Zhejiang Expressway Co. Ltd.	440,000	542,033	32,717
Zhuzhou CRRC Times Electric Co. Ltd.	447,700	2,448,741	(252,867)

			531,684

Hong Kong
Haier Electronics Group Co. Ltd.	445,000	1,087,709	69,249
Nine Dragons Paper Holdings Ltd.	2,115,000	2,323,346	493,176
Sino Biopharmaceutical Ltd.	3,581,999	3,041,690	125,598
Sun Art Retail Group Ltd.	1,784,000	1,678,181	(258,110)

			429,913

Total of Long Equity Positions			961,597

Short Positions

Common Stocks
China
3SBio, Inc.	(1,478,500)	(1,851,770)	(110,088)
Air China Ltd.	(580,000)	(471,902)	(125,931)
Alibaba Health Information Technology Ltd.	(1,498,000)	(697,142)	(16,011)
Anhui Conch Cement Co. Ltd.	(47,000)	(169,810)	6,469
Beijing Enterprises Water Group Ltd.	(3,956,000)	(3,008,444)	(61,544)
Brilliance China Automotive Holdings Ltd.	(1,126,000)	(1,920,846)	(129,949)
CGN Power Co. Ltd.	(17,130,000)	(5,266,734)	485,447
China Coal Energy Co. Ltd.	(5,936,000)	(2,936,141)	62,379

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Communications Construction Co. Ltd.	(1,575,000)	$(2,178,897)	$150,206
China Everbright Bank Co. Ltd.	(717,000)	(326,764)	(8,290)
China Life Insurance Co. Ltd.	(900,000)	(2,888,267)	137,816
China Merchants Bank Co. Ltd.	(386,000)	(1,062,894)	(100,271)
China Minsheng Banking Corp. Ltd.	(2,247,000)	(2,531,224)	290,050
China National Building Material Co. Ltd.	(98,000)	(70,722)	12,516
China Oilfield Services Ltd.	(3,412,000)	(3,432,527)	699,234
China Pacific Insurance Group Co. Ltd.	(377,200)	(1,425,249)	(117,002)
China Power International Development Ltd.	(1,637,000)	(613,439)	32,579
China Railway Construction Corp. Ltd.	(114,000)	(167,385)	18,772
China Railway Group Ltd.	(1,374,000)	(1,158,202)	76,033
China Resources Gas Group Ltd.	(30,000)	(108,009)	5,698
China Southern Airlines Co. Ltd.	(4,354,000)	(2,950,857)	(728,992)
China Taiping Insurance Holdings Co. Ltd.	(1,116,800)	(2,861,171)	29,949
China Unicom Hong Kong Ltd.	(2,278,000)	(3,004,484)	(376,916)
CITIC Securities Co. Ltd.	(725,500)	(1,576,431)	75,967
COSCO SHIPPING Development Co. Ltd.	(2,621,000)	(594,335)	16,861
COSCO SHIPPING Ports Ltd.	(542,000)	(587,545)	(48,266)
CRRC Corp. Ltd.	(1,155,000)	(1,145,309)	106,322
Fosun International Ltd.	(2,813,000)	(4,519,360)	126,904
GF Securities Co. Ltd.	(969,800)	(2,122,930)	173,887
Haitong Securities Co. Ltd.	(1,465,600)	(2,689,562)	320,009
HengTen Networks Group Ltd.	(16,072,000)	(246,449)	20,037
Huaneng Power International, Inc.	(338,000)	(249,951)	15,239
Huaneng Renewables Corp. Ltd.	(3,114,000)	(1,091,055)	130,480
Huatai Securities Co. Ltd.	(1,670,200)	(3,380,972)	171,376

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Jiangsu Expressway Co. Ltd.	(126,000)	$(177,186)	$(574)
Kingsoft Corp. Ltd.	(597,000)	(1,671,848)	117,767
Kunlun Energy Co. Ltd.	(826,000)	(745,266)	45,002
Lenovo Group Ltd.	(1,520,000)	(952,618)	(6,703)
New China Life Insurance Co. Ltd.	(526,000)	(2,627,506)	(48,701)
PetroChina Co. Ltd.	(1,472,000)	(1,010,639)	110,112
Ping An Insurance Group Co. of China Ltd.	(99,000)	(662,311)	10,158
Semiconductor Manufacturing International Corp.	(1,085,500)	(1,123,840)	(133,543)
Shandong Weigao Group Medical Polymer Co. Ltd.	(452,000)	(276,976)	(77,631)
Shanghai Electric Group Co. Ltd.	(2,638,000)	(1,382,721)	116,609
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(401,500)	(1,439,416)	(116,877)
Shanghai Pharmaceuticals Holding Co. Ltd.	(325,400)	(862,508)	(106,619)
Tingyi Cayman Islands Holding Corp.	(1,620,000)	(1,849,999)	(71,615)
Yanzhou Coal Mining Co. Ltd.	(3,942,000)	(3,158,845)	(374,851)
Zijin Mining Group Co. Ltd.	(4,810,000)	(1,655,148)	65,619

			869,123

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong
Alibaba Pictures Group Ltd.	(1,800,000)	$(325,175)	$25,623
China Gas Holdings Ltd.	(2,226,000)	(3,591,443)	(902,494)

			(876,871)

Total of Short Equity Positions			(7,748)

Total of Long and Short Equity Positions			953,849

Net Cash and Other Receivables/ (Payables) (b)			1,932,339

Swaps, at Value			$2,886,188

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	57 months maturity ranging from 07/03/2017 – 11/22/2021	$(441,095)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
South Africa
Anglo American Platinum Ltd.	29,269	$685,671	$(15,166)
Barclays Africa Group Ltd.	42,934	511,239	(39,160)
Bidvest Group Ltd. (The)	88,381	1,081,143	(16,824)
Brait SE	21,781	128,296	(27,586)
Exxaro Resources Ltd.	266,439	2,497,556	(604,592)
Foschini Group Ltd. (The)	121,375	1,381,541	(107,828)
Imperial Holdings Ltd.	13,627	169,744	(2,428)
Investec Ltd.	161,269	1,182,810	5,822
Mondi Ltd.	114,376	2,702,044	260,126
Pioneer Foods Group Ltd.	8,187	102,529	(17,744)
Rand Merchant Investment Holdings Ltd.	115,920	383,072	(37,566)
RMB Holdings Ltd.	458,838	2,304,416	(243,060)
Sappi Ltd.	188,026	1,266,381	(15,108)
Shoprite Holdings Ltd.	35,686	558,254	(14,099)
Telkom SA SOC Ltd.	135,888	747,353	(108,138)
Tiger Brands Ltd.	75,350	2,377,904	(259,399)
Truworths International Ltd.	142,906	836,693	(55,963)
Vodacom Group Ltd.	181,625	2,148,247	133,979

			(1,164,734)

Total of Long Equity Positions			(1,164,734)

Short Positions

Common Stocks
South Africa
Aspen Pharmacare Holdings Ltd.	(65,446)	(1,374,095)	(61,941)
Coronation Fund Managers Ltd.	(458,316)	(2,359,829)	75,745

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa (continued)
Discovery Ltd.	(643,177)	$(6,678,574)	$388,840
Impala Platinum Holdings Ltd.	(850,537)	(2,627,784)	230,051
Life Healthcare Group Holdings Ltd.	(384,750)	(847,226)	93,526
Mr Price Group Ltd.	(63,273)	(789,669)	35,347
MTN Group Ltd.	(389,855)	(3,829,321)	430,782
Naspers Ltd.	(12,848)	(2,195,318)	(334,875)
Steinhoff International Holdings NV	(254,598)	(1,325,268)	20,725
Woolworths Holdings Ltd.	(28,836)	(160,914)	24,903

			903,103

Total of Short Equity Positions			903,103

Total of Long and Short Equity Positions			(261,631)

Net Cash and Other Receivables/ (Payables) (b)			(179,464)

Swaps, at Value			$(441,095)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or SONIA plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	56-57 months maturity 11/19/2021	$1,741,961

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Booker Group plc	10,190,175	$26,298,015	$(1,586,267)
Kennedy Wilson Europe Real Estate plc	165	2,300	83
Sky plc	2,563,643	32,898,280	303,814
WS Atkins plc	16,503	447,074	465

			(1,281,905)

Total of Long Equity Positions			(1,281,905)

Short Positions

Common Stocks
United Kingdom
Tesco plc	(8,772,988)	(21,311,776)	1,996,890

Total of Long and Short Equity Positions			714,985

Net Cash and Other Receivables/ (Payables) (b)			1,026,976

Swaps, at Value			$1,741,961

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD Bank-Bill Swap Reference Rate or AOISR plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	54-57 months maturity 11/19/2021	$222,536

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Tatts Group Ltd.	2,001,881	$6,513,479	$(82,533)
Vocus Group Ltd.	1,047,821	2,799,241	(85,924)

			(168,457)

Total of Long Equity Positions			(168,457)

Short Positions

Common Stocks
Australia
Tabcorp Holdings Ltd.	(3,137,923)	(10,933,323)	394,686

Total of Long and Short Equity Positions			226,229

Net Cash and Other Receivables/ (Payables) (b)			(3,693)

Swaps, at Value			$222,536

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	43-55 months maturity 01/14/2021	$(2,098,822)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Thomson Reuters Corp.	100,657	$4,353,684	$305,729
Waste Connections, Inc.	61,519	3,533,287	429,767

			735,496

Indonesia
Adaro Energy Tbk. PT	7,915,800	1,033,866	(97,348)
Bank Negara Indonesia Persero Tbk. PT	58,600	28,170	644
Indofood CBP Sukses Makmur Tbk. PT	477,800	293,244	22,496
Indofood Sukses Makmur Tbk. PT	1,516,000	907,666	71,182
United Tractors Tbk. PT	1,151,600	2,409,664	(39,432)

			(42,458)

Malaysia
AirAsia Bhd.	2,073,400	1,409,898	159,784
Malaysia Airports Holdings Bhd.	16,500	28,547	4,363
Sime Darby Bhd.	97,800	210,103	6,330

			170,477

Panama
Copa Holdings SA	45,425	5,206,646	108,079

United Kingdom
Liberty Global plc	276,564	8,082,638	540,628

United States
3M Co.	1,945	369,531	35,399
Aaron’s, Inc.	57,966	1,830,729	424,149
Accenture plc	1,054	123,782	6,577
Activision Blizzard, Inc.	95,176	4,892,583	586,699
Acxiom Corp.	93,453	2,597,606	(169,697)
Adient plc	42,315	2,887,349	(120,794)
Adobe Systems, Inc.	48,235	6,281,162	541,197
AdvanSix, Inc.	85,702	2,368,923	308,408
Aetna, Inc.	89,180	11,447,145	2,093,055
Aflac, Inc.	206,064	15,081,339	925,712

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AGCO Corp.	71,149	$4,572,266	$222,465
Agilent Technologies, Inc.	208,847	11,046,257	1,340,459
Air Products & Chemicals, Inc.	22,323	3,136,038	57,491
Akamai Technologies, Inc.	83,656	4,556,491	(389,586)
Alcoa Corp.	174,906	5,839,150	(128,469)
Alexion Pharmaceuticals, Inc.	40,786	4,503,552	458,881
Alleghany Corp.	16,322	9,979,765	(271,439)
Allied World Assurance Co. Holdings AG	84,050	4,453,810	(7,565)
Allison Transmission Holdings, Inc.	124,872	4,422,230	261,719
Allstate Corp. (The)	248,179	20,129,799	1,819,152
Alphabet, Inc.	4,173	3,584,742	294,812
Amazon.com, Inc.	4,870	4,627,368	86,792
Amdocs Ltd.	240,226	14,665,797	819,171
AMERCO	9,977	3,600,444	51,736
Ameren Corp.	212,891	11,616,984	21,767
American Eagle Outfitters, Inc.	163,718	2,232,369	(259,567)
American Electric Power Co., Inc.	549,901	37,264,496	937,127
American Financial Group, Inc.	118,926	11,211,154	606,523
American International Group, Inc.	81,282	4,985,838	95,913
Ameriprise Financial, Inc.	23,905	3,090,916	(48,049)
Amgen, Inc.	31,655	5,171,794	280,147
Anadarko Petroleum Corp.	249,191	14,775,809	(3,477,489)
Anthem, Inc.	114,855	19,289,716	2,317,956
AO Smith Corp.	69,966	3,489,204	451,980
Applied Materials, Inc.	133,946	5,390,444	142,865
Aramark	118,629	4,435,906	425,510
Archer-Daniels-Midland Co.	286,658	12,440,798	(578,890)
Arconic, Inc.	133,512	3,643,925	(619,878)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Arrow Electronics, Inc.	80,294	$5,681,603	$615,052
Ashland Global Holdings, Inc.	42,639	4,189,592	(1,379,255)
Aspen Insurance Holdings Ltd.	200,164	10,167,049	(188,873)
Associated Banc-Corp.	113,167	2,707,522	144,286
Assurant, Inc.	154,647	14,672,124	1,363,224
Assured Guaranty Ltd.	137,635	5,322,517	422,368
Atmos Energy Corp.	42,480	3,403,498	120,218
Autodesk, Inc.	14,520	1,566,000	(102,093)
Avery Dennison Corp.	122,358	9,732,355	1,080,421
Avnet, Inc.	46,822	2,088,261	(267,822)
Avon Products, Inc.	1,102,953	4,047,727	143,494
Axis Capital Holdings Ltd.	53,182	3,506,762	(68,014)
BancorpSouth, Inc.	35,507	1,066,580	16,383
Bank of America Corp.	133,163	3,042,082	188,452
Bank of New York Mellon Corp. (The)	60,295	2,842,909	233,342
BankUnited, Inc.	27,505	909,102	18,092
Baxter International, Inc.	316,151	16,689,611	2,450,170
BB&T Corp.	104,854	4,536,230	225,190
Bed Bath & Beyond, Inc.	15,450	592,690	(123,010)
Belden, Inc.	24,532	1,625,000	225,449
Bemis Co., Inc.	5,384	253,436	(4,426)
Berry Global Group, Inc.	85,134	4,283,965	569,524
Best Buy Co., Inc.	159,309	7,836,319	1,296,866
Big Lots, Inc.	17,014	828,333	(6,556)
Biogen, Inc.	31,043	8,327,056	96,772
Bioverativ, Inc.	33,839	1,925,027	111,066
Boeing Co. (The)	55,713	9,964,270	1,052,976
BOK Financial Corp.	11,089	852,326	80,592
Booz Allen Hamilton Holding Corp.	160,819	5,612,583	(379,533)
Boston Beer Co., Inc. (The)	7,671	1,055,343	(41,621)
Boston Scientific Corp.	333,861	8,356,271	898,356
Brinker International, Inc.	12,476	525,011	(49,676)
Bristol-Myers Squibb Co.	165,777	8,946,523	290,571
Broadridge Financial Solutions, Inc.	61,503	4,099,790	547,377
Brookdale Senior Living, Inc.	208,182	2,877,411	184,946
Brown & Brown, Inc.	35,083	1,493,444	17,581
Bruker Corp.	458,019	10,409,923	2,799,345
Brunswick Corp.	126,734	7,325,225	624,799
Buffalo Wild Wings, Inc.	21,823	3,343,783	(578,809)
Bunge Ltd.	94,191	7,005,829	20,820
Burlington Stores, Inc.	146,344	13,687,584	(225,399)
BWX Technologies, Inc.	258,695	12,438,056	173,326
CA, Inc.	101,313	3,229,858	262,401
Cable One, Inc.	3,199	2,080,842	193,327

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cabot Corp.	277,672	$16,263,249	$(1,427,234)
Cadence Design Systems, Inc.	42,708	1,485,636	(55,345)
Campbell Soup Co.	65,058	3,671,335	(278,561)
Capital One Financial Corp.	106,372	8,866,036	(77,581)
Cardinal Health, Inc.	55,223	4,547,614	(244,638)
Carlisle Cos., Inc.	53,433	5,552,757	(455,249)
Caterpillar, Inc.	15,410	1,599,556	56,403
CDK Global, Inc.	39,531	2,545,006	(91,712)
CDW Corp.	77,928	4,579,961	292,877
Celanese Corp.	19,480	1,766,541	82,891
Celgene Corp.	31,516	3,957,779	135,204
Centene Corp.	202,661	14,410,534	1,778,027
CenterPoint Energy, Inc.	453,985	12,666,181	(236,072)
CenturyLink, Inc.	162,387	4,036,380	(158,579)
Charles River Laboratories International, Inc.	84,839	7,422,564	1,158,901
Cheesecake Factory, Inc. (The)	52,059	3,297,222	(678,654)
Chemours Co. (The)	175,840	6,634,192	33,661
Chesapeake Energy Corp.	123,061	557,982	53,631
Chicago Bridge & Iron Co. NV	32,521	624,319	17,320
Chico’s FAS, Inc.	612,330	8,142,025	(2,373,877)
Choice Hotels International, Inc.	7,269	477,225	(10,192)
Cigna Corp.	110,017	16,780,707	1,635,038
Cimarex Energy Co.	62,313	6,773,231	(915,186)
Cintas Corp.	51,712	6,337,823	179,958
Cirrus Logic, Inc.	142,131	9,246,028	(331,572)
Cisco Systems, Inc.	50,095	1,626,268	(58,295)
Citizens Financial Group, Inc.	86,023	2,978,976	90,324
Citrix Systems, Inc.	42,357	3,538,912	(168,142)
CMS Energy Corp.	150,421	6,990,182	(33,211)
CNO Financial Group, Inc.	210,014	4,395,593	(10,501)
Coach, Inc.	160,814	6,602,578	1,010,357
Colfax Corp.	23,939	895,899	46,579
Colgate-Palmolive Co.	34,053	2,592,522	(68,173)
Comerica, Inc.	43,212	3,018,042	146,805
Commerce Bancshares, Inc.	8,216	455,495	11,420
Commercial Metals Co.	238,214	4,436,517	191,981
CommScope Holding Co., Inc.	213,439	8,759,537	(642,451)
CommVault Systems, Inc.	46,892	2,377,424	269,629
Conagra Brands, Inc.	389,032	15,557,278	(1,645,494)
Conduent, Inc.	118,854	1,940,583	(46,051)
ConocoPhillips	24,416	1,209,569	(136,241)
Consolidated Edison, Inc.	146,651	11,421,510	430,824

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Constellation Brands, Inc.	33,623	$5,777,411	$736,373
Convergys Corp.	206,245	4,400,776	503,730
Cooper Cos., Inc. (The)	18,610	3,896,904	558,703
CoreLogic, Inc.	179,402	7,220,034	562,425
Corning, Inc.	96,689	2,891,969	13,536
Costco Wholesale Corp.	11,697	1,991,370	(120,669)
Cracker Barrel Old Country Store, Inc.	5,590	911,744	23,184
Crane Co.	208,765	15,609,090	962,675
Crown Holdings, Inc.	71,238	3,768,490	481,569
Cummins, Inc.	69,286	10,354,100	885,475
Curtiss-Wright Corp.	141,394	12,647,244	329,898
Dana, Inc.	342,481	6,205,756	1,441,845
Danaher Corp.	63,457	5,277,206	77,930
Darden Restaurants, Inc.	110,881	9,222,370	805,707
DaVita, Inc.	76,109	4,987,607	(58,788)
Dean Foods Co.	53,963	1,050,987	(133,616)
Deckers Outdoor Corp.	1,094	73,612	1,065
Deere & Co.	14,199	1,757,608	(2,754)
Dell Technologies, Inc., Class V	84,270	5,469,247	(319,508)
Delphi Automotive plc	79,452	6,301,203	662,765
Delta Air Lines, Inc.	172,992	8,169,085	1,127,505
Denbury Resources, Inc.	1,491,064	2,974,227	(692,899)
Devon Energy Corp.	331,234	12,476,106	(1,886,555)
Dick’s Sporting Goods, Inc.	60,166	3,026,122	(629,710)
Dillard’s, Inc.	74,798	3,797,486	517,611
Discover Financial Services	96,776	6,103,461	(84,962)
Donnelley Financial Solutions, Inc.	22,986	438,343	89,416
Dover Corp.	62,228	5,056,782	(64,852)
Dow Chemical Co. (The)	42,427	2,680,962	(5,091)
DR Horton, Inc.	449,590	14,947,729	594,598
DST Systems, Inc.	216,244	13,078,437	263,818
DTE Energy Co.	196,472	20,262,698	522,075
Duke Energy Corp.	103,759	8,535,215	137,999
Dun & Bradstreet Corp. (The)	35,428	3,766,405	65,133
DXC Technology Co.	188,086	14,408,035	21,923
E*TRADE Financial Corp.	134,943	4,714,056	417,827
Eastman Chemical Co.	52,620	4,204,361	215,193
eBay, Inc.	317,857	10,871,102	228,464
Edison International	189,614	15,170,307	(344,389)
Electronic Arts, Inc.	27,652	2,801,685	121,684
Eli Lilly & Co.	109,618	9,261,358	(239,797)
EMCOR Group, Inc.	89,141	5,605,186	222,853
Emerson Electric Co.	12,430	734,402	6,675
Endo International plc	480,847	5,595,892	(224,832)
EnerSys	44,223	3,421,265	(217,309)
Ensco plc	1,093,947	8,867,505	(3,222,739)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Entergy Corp.	225,354	$17,202,849	$97,578
Esterline Technologies Corp.	42,220	3,685,086	317,370
Euronet Worldwide, Inc.	75,894	6,449,929	180,930
Everest Re Group Ltd.	8,272	1,924,233	181,736
Eversource Energy	4,721	294,605	(7,993)
Exelon Corp.	263,514	9,523,263	(18,313)
Extended Stay America, Inc.	303,474	5,406,599	468,658
F5 Networks, Inc.	11,352	1,483,357	(40,972)
Fair Isaac Corp.	41,433	5,324,140	452,034
FedEx Corp.	3,706	797,586	7,839
Fidelity National Information Services, Inc.	41,307	3,417,753	109,865
First American Financial Corp.	10,910	435,236	52,332
First Solar, Inc.	23,134	921,652	932
FirstEnergy Corp.	371,752	11,588,754	(748,465)
Fiserv, Inc.	35,608	4,124,119	232,164
Flex Ltd.	1,014,465	16,586,503	(40,579)
FLIR Systems, Inc.	149,672	5,358,203	(170,571)
Fluor Corp.	28,731	1,263,828	51,478
FMC Corp.	10,133	771,186	(30,970)
Foot Locker, Inc.	109,108	7,212,027	(1,835,185)
Fortinet, Inc.	128,187	4,798,922	399
Fortive Corp.	50,004	3,111,628	56,125
Fortune Brands Home & Security, Inc.	6,846	423,494	23,139
Fossil Group, Inc.	59,039	684,582	(73,528)
Franklin Resources, Inc.	104,414	4,393,662	283,041
Frank’s International NV	139,228	1,333,260	(179,060)
Freeport-McMoRan, Inc.	112,941	1,288,033	68,389
Frontier Communications Corp.	568,790	927,573	(267,776)
FTI Consulting, Inc.	38,035	1,544,837	(215,133)
Fulton Financial Corp.	1,125	19,575	1,800
General Motors Co.	332,122	11,252,224	348,797
Genpact Ltd.	196,058	4,672,062	784,232
Gilead Sciences, Inc.	257,184	17,137,222	1,066,262
Goldman Sachs Group, Inc. (The)	41,613	9,299,287	(65,362)
Graham Holdings Co.	9,411	5,635,945	7,362
Graphic Packaging Holding Co.	473,746	6,116,208	412,012
Greif, Inc.	2,793	155,920	(127)
Hain Celestial Group, Inc. (The)	35,670	1,162,050	222,659
Halliburton Co.	250,500	12,039,159	(1,340,304)
Hanover Insurance Group, Inc. (The)	56,144	4,897,292	78,751
Hartford Financial Services Group, Inc. (The)	224,147	10,780,397	1,003,011
Hasbro, Inc.	4,687	448,780	73,867

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hawaiian Electric Industries, Inc.	38,947	$1,310,302	$(49,198)
HCA Healthcare, Inc.	75,921	6,574,222	46,089
HD Supply Holdings, Inc.	214,314	8,581,133	(2,016,695)
Helen of Troy Ltd.	43,264	3,906,584	164,559
Herc Holdings, Inc.	107,796	5,050,884	(812,346)
Herman Miller, Inc.	111,347	3,512,998	(128,049)
Hershey Co. (The)	61,262	6,725,880	(148,179)
Hertz Global Holdings, Inc.	411,060	4,663,379	63,811
Hewlett Packard Enterprise Co.	1,171,245	21,118,323	(1,687,368)
Hill-Rom Holdings, Inc.	56,432	3,967,170	525,382
Hilton Grand Vacations, Inc.	34,758	1,115,269	138,104
Hilton Worldwide Holdings, Inc.	136,690	8,739,632	(285,355)
HNI Corp.	48,004	2,129,866	(215,946)
Hologic, Inc.	98,754	4,221,733	259,723
Home Depot, Inc. (The)	32,087	4,720,960	201,185
Honeywell International, Inc.	67,449	8,645,324	344,953
HP, Inc.	595,316	10,493,839	(87,715)
Hubbell, Inc.	48,852	5,829,998	(301,417)
Humana, Inc.	52,802	11,683,380	1,021,837
Huntington Ingalls Industries, Inc.	139,100	28,348,580	(2,453,724)
Huntsman Corp.	388,394	9,585,564	450,537
Hyatt Hotels Corp.	27,224	1,450,767	79,494
IAC/InterActiveCorp	45,802	3,441,319	1,287,280
IDACORP, Inc.	69,782	5,788,838	167,056
IDEXX Laboratories, Inc.	14,168	2,399,168	(112,170)
Ingersoll-Rand plc	154,832	12,852,242	1,297,854
Ingredion, Inc.	59,196	7,056,255	500
Intercontinental Exchange, Inc.	40,323	2,542,202	115,890
InterDigital, Inc.	39,539	3,390,469	(334,105)
International Game Technology plc	657,277	15,155,920	(3,127,751)
Intuit, Inc.	51,738	6,128,883	742,440
Invesco Ltd.	210,969	6,421,919	1,002,080
ITT, Inc.	131,639	5,206,152	83,103
Jabil, Inc.	452,589	13,038,941	172,132
Jack Henry & Associates, Inc.	21,100	1,940,567	251,090
Jack in the Box, Inc.	76,416	7,804,921	(277,945)
Jacobs Engineering Group, Inc.	85,376	4,653,846	(10,245)
JetBlue Airways Corp.	300,164	6,352,624	500,120
JM Smucker Co. (The)	17,688	2,263,908	(170,887)
John Wiley & Sons, Inc.	112,707	5,894,576	50,718
Johnson & Johnson	18,391	2,371,756	61,190
Juniper Networks, Inc.	233,974	6,686,592	(163,397)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kansas City Southern	8,133	$742,708	$108,410
KAR Auction Services, Inc.	25,652	1,095,115	(18,500)
Kate Spade & Co.	109,495	2,160,336	(135,774)
KB Home	527,272	10,408,349	2,230,361
KBR, Inc.	10,790	159,692	4,532
Kellogg Co.	17,048	1,201,878	(17,724)
Kennametal, Inc.	165,065	6,468,932	(292,200)
KeyCorp	215,538	3,818,289	220,893
Kimberly-Clark Corp.	61,607	8,089,929	(135,849)
Kinder Morgan, Inc.	467,188	9,361,758	(410,436)
KLA-Tencor Corp.	9,838	961,079	(60,803)
Kohl’s Corp.	27,091	1,061,469	(13,860)
Kroger Co. (The)	184,524	4,927,698	(624,598)
L3 Technologies, Inc.	71,713	11,890,015	91,793
Laboratory Corp. of America Holdings	48,544	6,960,724	521,848
Lancaster Colony Corp.	22,024	2,799,930	(99,347)
Las Vegas Sands Corp.	65,562	3,922,105	266,651
Lear Corp.	110,393	14,832,403	852,234
Legg Mason, Inc.	70,545	2,584,254	107,743
Leidos Holdings, Inc.	103,737	5,252,204	109,961
Lennar Corp.	22,041	1,154,195	21,032
Lennox International, Inc.	2,678	440,826	50,962
Liberty Expedia Holdings, Inc.	4,475	244,827	(3,087)
Liberty Interactive Corp. QVC Group	205,728	4,383,672	664,894
Lincoln National Corp.	89,371	5,862,392	177,300
Lockheed Martin Corp.	19,305	5,216,790	142,471
Loews Corp.	1,494	69,291	643
Lowe’s Cos., Inc.	47,847	3,938,636	(229,058)
LSC Communications, Inc.	19,291	467,421	(54,594)
Lululemon Athletica, Inc.	41,655	2,128,205	357,349
LyondellBasell Industries NV	46,988	4,118,651	(153,334)
M&T Bank Corp.	24,737	3,802,278	203,879
Macy’s, Inc.	233,209	6,559,779	(1,140,002)
Madison Square Garden Co. (The)	3,042	599,067	(98)
ManpowerGroup, Inc.	77,294	7,539,257	1,090,618
Marathon Petroleum Corp.	119,177	5,978,232	258,301
MarketAxess Holdings, Inc.	26,539	4,849,471	487,521
Marvell Technology Group Ltd.	503,594	7,624,413	694,960
Masco Corp.	212,143	7,106,790	999,194
Maxim Integrated Products, Inc.	162,505	7,315,975	(19,501)
MB Financial, Inc.	2,538	104,743	7,030
McDonald’s Corp.	34,641	4,962,742	342,873
McKesson Corp.	108,568	15,620,501	2,243,278
Medtronic plc	68,870	5,697,764	414,449

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Merck & Co., Inc.	286,815	$18,106,631	$275,342
Meredith Corp.	5,897	379,609	(29,032)
MetLife, Inc.	85,449	4,483,396	211,173
MGM Resorts International	133,526	3,783,304	394,724
Michael Kors Holdings Ltd.	147,110	5,329,253	3,485
Micron Technology, Inc.	102,358	3,214,843	(158,434)
Microsoft Corp.	75,887	5,076,502	154,389
Minerals Technologies, Inc.	83,268	6,371,834	(276,616)
Mohawk Industries, Inc.	26,168	5,975,463	349,081
Molina Healthcare, Inc.	17,722	1,204,908	21,100
Molson Coors Brewing Co.	69,537	6,305,991	(302,166)
Mondelez International, Inc.	280,160	12,490,853	(390,743)
Monster Beverage Corp.	69,378	3,186,045	260,654
Morgan Stanley	153,071	6,537,596	283,247
Morningstar, Inc.	14,581	1,132,360	9,915
MSA Safety, Inc.	25,835	1,936,080	160,947
MSC Industrial Direct Co., Inc.	47,972	4,582,765	(459,092)
MSCI, Inc.	69,775	6,872,396	313,731
Murphy USA, Inc.	19,633	1,443,811	11,191
Mylan NV	38,984	1,512,187	1,172
Nabors Industries Ltd.	743,805	8,947,131	(2,892,558)
Nasdaq, Inc.	81,477	5,639,838	184,953
NCR Corp.	20,011	802,454	14,795
Netflix, Inc.	27,292	4,334,640	(256,942)
NeuStar, Inc.	15,984	533,527	(460)
New York Times Co. (The)	118,035	1,780,848	308,372
Newmont Mining Corp.	107,539	3,700,029	(216,841)
News Corp.	382,414	4,783,999	455,073
NiSource, Inc.	262,024	6,204,728	440,200
Noble Corp. plc	732,593	3,006,925	(354,939)
Noble Energy, Inc.	62,536	1,756,821	12,948
Nordstrom, Inc.	5,913	280,502	2,316
Norfolk Southern Corp.	32,060	3,715,754	185,948
Northern Trust Corp.	30,431	2,638,270	319,927
Northrop Grumman Corp.	54,654	13,051,922	978,307
NorthWestern Corp.	56,518	3,416,076	32,652
NOW, Inc.	32,690	570,869	(45,214)
Nu Skin Enterprises, Inc.	144,321	7,943,312	1,125,819
Nuance Communications, Inc.	94,414	1,637,062	6,686
NVR, Inc.	5,591	11,873,338	1,604,383
Oceaneering International, Inc.	243,230	6,624,812	(1,069,439)
Office Depot, Inc.	1,238,772	5,921,330	1,065,344
Oil States International, Inc.	37,599	975,000	45,812

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Old Republic International Corp.	282,305	$5,620,693	$(107,276)
ON Semiconductor Corp.	16,101	258,629	(32,571)
ONE Gas, Inc.	37,009	2,532,364	51,234
Orbital ATK, Inc.	117,810	11,614,888	(27,096)
Oshkosh Corp.	241,303	16,723,433	(102,482)
Owens Corning	180,676	10,954,115	1,136,723
PACCAR, Inc.	50,668	3,394,314	(48,200)
Packaging Corp. of America	4,811	437,993	97,904
PAREXEL International Corp.	410	25,774	9,859
Parker-Hannifin Corp.	22,862	3,681,239	(27,434)
Patterson-UTI Energy, Inc.	157,291	3,403,362	(227,657)
PepsiCo, Inc.	61,968	6,918,643	238,042
PerkinElmer, Inc.	1,291	74,684	13,284
Pfizer, Inc.	444,811	15,063,175	(121,974)
PG&E Corp.	439,298	29,437,359	(281,151)
Pinnacle Foods, Inc.	28,633	1,771,713	(70,913)
Pinnacle West Capital Corp.	143,544	12,095,017	129,190
Plantronics, Inc.	288	15,198	(132)
PNC Financial Services Group, Inc. (The)	54,002	6,444,477	298,753
PNM Resources, Inc.	78,178	2,935,584	54,725
PolyOne Corp.	36,382	1,232,401	177,038
Popular, Inc.	413,254	16,487,803	749,021
PPG Industries, Inc.	4,204	445,834	16,438
ProAssurance Corp.	39,054	2,333,642	40,842
Procter & Gamble Co. (The)	106,953	9,542,113	(221,159)
Progressive Corp. (The)	135,138	5,309,572	648,662
Prudential Financial, Inc.	51,584	5,462,393	115,901
Public Service Enterprise Group, Inc.	379,406	16,963,745	(645,493)
PulteGroup, Inc.	19,839	480,919	5,732
PVH Corp.	82,167	8,372,817	1,035,304
QEP Resources, Inc.	844,643	9,771,243	(1,240,349)
QIAGEN NV	246,947	7,017,083	1,263,050
Quanta Services, Inc.	88,714	3,153,945	(233,480)
Ralph Lauren Corp.	77,087	5,935,921	(246,900)
Raymond James Financial, Inc.	154,517	11,710,555	684,798
Raytheon Co.	79,568	12,170,721	677,919
Red Hat, Inc.	48,747	4,386,140	281,385
Regal Beloit Corp.	90,587	6,913,044	474,325
Regions Financial Corp.	799,552	11,454,778	250,664
Reinsurance Group of America, Inc.	126,423	15,877,472	353,977
Reliance Steel & Aluminum Co.	53,267	4,236,857	(358,487)
Republic Services, Inc.	118,216	7,426,329	107,577
Rockwell Automation, Inc.	8,905	1,391,410	50,844

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ross Stores, Inc.	113,211	$7,161,777	$(626,106)
Rowan Cos. plc	161,395	2,425,841	(773,156)
Royal Gold, Inc.	39,215	2,974,177	91,260
RR Donnelley & Sons Co.	81,726	965,024	59,820
Ryder System, Inc.	47,596	3,263,756	162,204
S&P Global, Inc.	19,235	2,526,851	281,267
Santander Consumer USA Holdings, Inc.	64,295	804,330	16,074
SCANA Corp.	156,045	10,205,343	251,232
Science Applications International Corp.	64,419	4,709,140	(237,173)
Seagate Technology plc	105,229	4,485,441	(407,818)
Sealed Air Corp.	159,484	6,868,612	269,891
SEI Investments Co.	20,214	1,041,546	45,563
ServiceMaster Global Holdings, Inc.	34,825	1,365,571	(779)
Sherwin-Williams Co. (The)	10,461	3,281,849	389,543
Signature Bank	32,002	4,509,593	83,654
Skechers U.S.A., Inc.	36,829	915,201	171,255
SLM Corp.	401,414	4,829,010	(212,749)
SM Energy Co.	148,248	2,420,764	29,775
Sonoco Products Co.	87,155	4,517,244	(35,734)
Southwest Airlines Co.	176,470	9,693,423	1,272,423
Southwest Gas Holdings, Inc.	55,207	4,609,180	(575,757)
Spirit AeroSystems Holdings, Inc.	220,026	12,644,292	104,014
Spirit Airlines, Inc.	6,530	338,581	(1,306)
SPX Corp.	65,230	1,588,350	52,836
Stanley Black & Decker, Inc.	47,297	6,255,974	400,133
Staples, Inc.	1,015,087	9,820,606	401,320
Starbucks Corp.	47,040	2,838,078	(95,176)
Steel Dynamics, Inc.	28,331	998,384	16,149
SunPower Corp.	428,916	3,019,862	986,213
SunTrust Banks, Inc.	166,183	9,193,799	232,101
Superior Energy Services, Inc.	323,032	3,682,751	(313,527)
Synchrony Financial	94,546	3,032,228	(212,866)
SYNNEX Corp.	75,204	7,857,314	1,164,158
Synopsys, Inc.	47,505	3,394,707	69,832
Synovus Financial Corp.	283,918	11,554,364	1,006,168
Sysco Corp.	5,501	298,288	(21,423)
Targa Resources Corp.	56,949	2,413,819	160,275
TCF Financial Corp.	396,956	6,540,870	(213,392)
TE Connectivity Ltd.	8,376	662,703	(3,679)
Tech Data Corp.	107,192	9,699,002	1,127,390
TEGNA, Inc.	185,266	4,685,377	(2,015,694)
Teleflex, Inc.	27,817	5,418,974	360,286
Tempur Sealy International, Inc.	44,170	2,040,492	317,744
Teradata Corp.	75,162	2,273,704	(57,176)
Teradyne, Inc.	196,871	6,315,378	(403,342)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Terex Corp.	114,613	$3,858,516	$439,472
Tesla, Inc.	572	219,530	(12,689)
Tesoro Corp.	6,464	564,205	40,826
Texas Roadhouse, Inc.	74,275	3,356,557	427,755
Textron, Inc.	228,245	10,871,324	(120,984)
Thor Industries, Inc.	42,611	3,942,710	510,992
Tiffany & Co.	4,841	443,492	10,932
Time, Inc.	366,732	5,691,750	(429,146)
Timken Co. (The)	240,204	10,441,104	668,331
TJX Cos., Inc. (The)	119,751	9,036,669	(394,239)
Toll Brothers, Inc.	214,396	7,732,019	738,767
Torchmark Corp.	72,311	5,507,206	24,586
Toro Co. (The)	185,815	11,559,551	1,315,570
Total System Services, Inc.	95,538	5,181,964	383,125
TransUnion	2,930	112,014	14,884
Travelers Cos., Inc. (The)	37,452	4,484,790	254,012
Tupperware Brands Corp.	26,520	1,885,828	(23,328)
Tyson Foods, Inc.	74,537	4,633,220	35,032
UGI Corp.	226,971	11,294,077	(306,411)
Ulta Beauty, Inc.	6,545	1,842,746	37,895
Umpqua Holdings Corp.	335,386	5,774,737	382,950
Union Pacific Corp.	8,046	861,163	15,126
United Continental Holdings, Inc.	183,820	13,075,866	756,589
United Rentals, Inc.	11,006	1,308,599	(68,112)
United Therapeutics Corp.	46,885	5,745,667	336,724
UnitedHealth Group, Inc.	43,022	7,287,347	689,792
Universal Health Services, Inc.	81,943	9,988,810	14,792
Unum Group	236,790	10,969,274	72,244
Urban Outfitters, Inc.	31,712	708,129	(120,188)
US Bancorp	60,114	3,071,016	50,103
Vail Resorts, Inc.	8,460	1,606,046	109,895
Valero Energy Corp.	10,660	694,048	25,076
Validus Holdings Ltd.	148,267	8,257,451	(552,015)
Valmont Industries, Inc.	5,606	842,248	(3,590)
Vectren Corp.	91,529	5,390,909	(41,955)
Verizon Communications, Inc.	86,148	4,088,349	(240,979)
Versum Materials, Inc.	194,092	5,948,054	359,936
Vertex Pharmaceuticals, Inc.	74,252	8,947,961	620,894
Vista Outdoor, Inc.	25,409	563,029	8,927
Visteon Corp.	70,576	6,706,837	496,149
Waddell & Reed Financial, Inc.	99,716	1,677,752	204,886
Walgreens Boots Alliance, Inc.	115,514	9,431,754	(385,853)
Wal-Mart Stores, Inc.	160,967	11,758,846	423,136
Walt Disney Co. (The)	53,026	5,642,662	(8,649)
Waste Management, Inc.	211,918	15,514,517	29,669
Watsco, Inc.	16,018	2,242,840	227,135

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WellCare Health Plans, Inc.	222,110	$31,769,644	$8,112,427
Wells Fargo & Co.	215,170	11,744,219	178,350
WESCO International, Inc.	53,715	3,734,415	(656,546)
West Pharmaceutical Services, Inc.	68,645	5,460,710	1,027,616
Western Digital Corp.	30,457	2,750,339	(51,849)
WestRock Co.	241,607	12,347,547	1,341,906
Whirlpool Corp.	26,910	4,494,777	661,717
White Mountains Insurance Group Ltd.	7,819	6,734,789	57,029
Williams Cos., Inc. (The)	220,226	6,663,936	4,508
Woodward, Inc.	62,750	4,320,996	(80,351)
World Fuel Services Corp.	117,682	4,213,419	311,454
Worthington Industries, Inc.	133,641	5,787,247	924,204
WPX Energy, Inc.	74,760	778,210	(56,028)
WR Grace & Co.	75,602	5,140,338	303,762
Xerox Corp.	397,236	11,312,369	100,221
Yum Brands, Inc.	129,289	8,310,697	1,225,660
Zimmer Biomet Holdings, Inc.	31,782	3,778,332	302,477
Zynga, Inc.	1,560,696	4,455,370	1,225,564

			64,896,974

Total of Long Equity Positions			66,409,196

Rights

United States
Cars.com, Inc.	64,221	—	1,710,205

Total of Long Equity Positions and Rights			68,119,401

Short Positions

Common Stocks
Argentina
MercadoLibre, Inc.	(10,368)	(2,313,426)	(287,698)

Australia
Atlassian Corp. plc	(86,699)	(2,978,161)	(71,909)

Canada
Fortis, Inc.	(23,965)	(787,490)	(54,880)

Ghana
Kosmos Energy Ltd.	(1,642,398)	(10,626,129)	98,358

Indonesia
Jasa Marga Persero Tbk. PT	(173,700)	(61,551)	(8,189)
Matahari Department Store Tbk. PT	(301,800)	(304,181)	(16,775)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Indonesia (continued)
Perusahaan Gas Negara Persero Tbk.	(2,931,200)	$(543,547)	$49,165

			24,201

Ireland
XL Group Ltd.	(161,747)	(6,440,766)	(643,753)

Malaysia
Axiata Group Bhd.	(1,526,100)	(1,745,382)	28,233

Sweden
Autoliv, Inc.	(40,515)	(4,123,616)	(324,931)

United Kingdom
Janus Henderson Group plc	(27,206)	(859,710)	(41,081)
Pentair plc	(32,200)	(2,024,646)	(117,942)

			(159,023)

United States
3D Systems Corp.	(160,764)	(2,382,101)	(624,186)
Abbott Laboratories	(18,074)	(888,274)	9,697
AbbVie, Inc.	(11,294)	(739,712)	(79,216)
ABIOMED, Inc.	(18,071)	(2,516,230)	(73,344)
Acadia Healthcare Co., Inc.	(491,659)	(21,367,500)	(2,910,621)
ACI Worldwide, Inc.	(403,920)	(8,613,389)	(422,301)
Acuity Brands, Inc.	(75,338)	(13,042,515)	(2,272,194)
Adtalem Global Education, Inc.	(88,559)	(3,215,776)	(145,038)
Advance Auto Parts, Inc.	(64,835)	(8,712,641)	1,153,529
Advanced Micro Devices, Inc.	(333,615)	(3,965,250)	(198,265)
AECOM	(8,483)	(274,172)	(83)
Agios Pharmaceuticals, Inc.	(37,754)	(1,967,581)	25,138
Air Lease Corp.	(128,215)	(4,702,926)	(87,186)
Akorn, Inc.	(113,972)	(3,547,830)	(274,790)
Alaska Air Group, Inc.	(1,480)	(132,056)	(789)
Albemarle Corp.	(6,881)	(741,952)	15,732
Align Technology, Inc.	(32,853)	(3,856,009)	(1,075,883)
Alkermes plc	(105,838)	(6,186,625)	51,196
Allegheny Technologies, Inc.	(631,288)	(11,358,533)	620,324
Allegion plc	(19,491)	(1,455,783)	(125,327)
Allergan plc	(19,738)	(4,757,329)	(40,782)
Alliance Data Systems Corp.	(55,373)	(13,934,811)	(278,884)
Alliant Energy Corp.	(10,862)	(431,866)	(4,461)
Allscripts Healthcare Solutions, Inc.	(232,563)	(2,876,490)	(91,014)
Ally Financial, Inc.	(341,645)	(6,677,080)	(463,300)
Alnylam Pharmaceuticals, Inc.	(105,846)	(5,277,270)	(3,165,007)
AMC Networks, Inc.	(3,858)	(232,483)	26,427

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Airlines Group, Inc.	(68,840)	$(2,878,200)	$(585,828)
American Express Co.	(1,145)	(89,047)	(7,408)
AmerisourceBergen Corp.	(107,874)	(9,446,138)	(751,191)
AMETEK, Inc.	(226,692)	(12,393,638)	(1,337,096)
Amphenol Corp.	(261,127)	(18,218,831)	(1,057,564)
AmTrust Financial Services, Inc.	(421,675)	(7,961,224)	1,577,065
Analog Devices, Inc.	(33,886)	(2,727,713)	91,383
ANSYS, Inc.	(28,708)	(3,031,278)	(461,912)
Antero Resources Corp.	(242,883)	(5,565,840)	317,139
Aon plc	(72,105)	(8,887,413)	(698,947)
Apache Corp.	(77,843)	(3,935,331)	204,316
Apple, Inc.	(9,831)	(1,409,176)	(6,685)
AptarGroup, Inc.	(44,389)	(3,380,666)	(474,962)
Arch Capital Group Ltd.	(16,464)	(1,543,829)	7,903
Arista Networks, Inc.	(101,965)	(13,537,502)	(1,735,836)
Armstrong World Industries, Inc.	(56,649)	(2,531,816)	(74,038)
ARRIS International plc	(110,761)	(2,885,379)	(218,144)
Arthur J Gallagher & Co.	(73,583)	(4,144,930)	(67,696)
Artisan Partners Asset Management, Inc.	(86,575)	(2,365,031)	(292,821)
AT&T, Inc.	(21,168)	(859,209)	60,540
athenahealth, Inc.	(62,799)	(7,124,547)	(1,701,853)
AutoNation, Inc.	(83,484)	(3,320,721)	(198,964)
AutoZone, Inc.	(13,653)	(8,318,677)	530,186
Avangrid, Inc.	(31,788)	(1,371,652)	(31,788)
Avis Budget Group, Inc.	(547,771)	(14,263,004)	(674,711)
Axalta Coating Systems Ltd.	(187,324)	(5,886,027)	(115,834)
Ball Corp.	(1,030,065)	(37,588,418)	(5,890,626)
Bank of Hawaii Corp.	(22,574)	(1,813,821)	(59,144)
Bank of the Ozarks, Inc.	(345,055)	(17,180,288)	1,007,561
Becton Dickinson and Co.	(207)	(40,347)	(40)
BioMarin Pharmaceutical, Inc.	(62,952)	(5,536,628)	(180,672)
Bio-Rad Laboratories, Inc.	(4,389)	(889,036)	(104,239)
Bio-Techne Corp.	(104,547)	(10,652,531)	(1,631,742)
Black Hills Corp.	(167,115)	(11,294,979)	19,730
BlackRock, Inc.	(2,971)	(1,146,865)	(108,115)
Blue Buffalo Pet Products, Inc.	(77,255)	(1,774,289)	12,102
BorgWarner, Inc.	(27,442)	(1,052,174)	(110,269)
Brown-Forman Corp.	(341,913)	(15,615,167)	(1,001,805)
Cabot Oil & Gas Corp.	(134,675)	(3,228,031)	(149,618)
CalAtlantic Group, Inc.	(199,909)	(7,468,600)	401,817
CarMax, Inc.	(240,613)	(14,087,292)	(1,085,764)
Carnival Corp.	(146,638)	(8,799,538)	(815,515)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Carpenter Technology Corp.	(55,292)	$(2,038,317)	$(31,263)
Carter’s, Inc.	(21,504)	(1,855,859)	(56,922)
Casey’s General Stores, Inc.	(57,827)	(6,429,441)	235,591
Catalent, Inc.	(72,039)	(2,045,908)	(482,661)
Cathay General Bancorp	(88,658)	(3,257,351)	(107,221)
CBOE Holdings, Inc.	(49,247)	(3,992,947)	(508,229)
CBS Corp. (Non-Voting)	(2,669)	(162,149)	(8,080)
Cerner Corp.	(11,577)	(689,989)	(79,534)
CF Industries Holdings, Inc.	(768,427)	(22,676,281)	1,191,062
CH Robinson Worldwide, Inc.	(131,531)	(9,506,586)	473,037
Charles Schwab Corp. (The)	(99,264)	(3,934,127)	(330,254)
Charter Communications, Inc.	(26,374)	(8,722,332)	(161,750)
Chemical Financial Corp.	(5,004)	(232,788)	(9,456)
Cheniere Energy, Inc.	(214,333)	(10,140,995)	(299,166)
Chipotle Mexican Grill, Inc.	(925)	(421,486)	36,593
Chubb Ltd.	(17,282)	(2,375,757)	(136,701)
Church & Dwight Co., Inc.	(17,302)	(857,533)	(40,094)
Churchill Downs, Inc.	(4,994)	(877,739)	(37,661)
Ciena Corp.	(149,889)	(3,412,161)	(338,062)
Cincinnati Financial Corp.	(176,549)	(12,397,962)	(393,013)
Cinemark Holdings, Inc.	(34,165)	(1,426,691)	99,380
CIT Group, Inc.	(47,133)	(2,253,616)	(41,761)
Clean Harbors, Inc.	(47)	(2,530)	(94)
CME Group, Inc.	(21,563)	(2,511,263)	(189,287)
Coca-Cola Co. (The)	(61,485)	(2,630,024)	(127,578)
Cognex Corp.	(171,750)	(14,489,914)	(91,661)
Cognizant Technology Solutions Corp.	(112,983)	(6,601,597)	(900,475)
Comcast Corp.	(84,218)	(3,361,704)	83,939
Compass Minerals International, Inc.	(287,097)	(19,829,461)	1,082,027
comScore, Inc.	(54,268)	(1,299,719)	(124,816)
Concho Resources, Inc.	(22,424)	(2,897,629)	172,441
CONSOL Energy, Inc.	(69,538)	(1,026,654)	(12,244)
Copart, Inc.	(671,775)	(20,083,607)	(1,272,120)
Core Laboratories NV	(61,731)	(7,016,937)	765,439
CoStar Group, Inc.	(10,983)	(2,563,913)	(331,206)
Coty, Inc.	(833,921)	(14,295,382)	(1,348,976)
Covanta Holding Corp.	(465,422)	(7,198,212)	1,054,641
Cree, Inc.	(112,245)	(2,762,237)	(4,603)
CSX Corp.	(115,891)	(5,566,024)	(756,989)
Cullen/Frost Bankers, Inc.	(132,698)	(11,795,525)	(666,144)
CVS Health Corp.	(31,329)	(2,429,438)	(91,294)
Cypress Semiconductor Corp.	(787,368)	(10,677,568)	(70,005)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Deluxe Corp.	(43,827)	$(2,999,922)	$(33,783)
DENTSPLY SIRONA, Inc.	(191,013)	(11,932,325)	(452,958)
DexCom, Inc.	(313,881)	(24,481,182)	1,520,787
Diamond Offshore Drilling, Inc.	(51,064)	(598,032)	45,009
Diebold Nixdorf, Inc.	(425,796)	(12,288,470)	366,182
Discovery Communications, Inc.	(379,979)	(10,933,891)	1,119,033
DISH Network Corp.	(98,752)	(6,176,938)	(20,738)
Dolby Laboratories, Inc.	(33,239)	(1,730,090)	102,709
Dollar General Corp.	(144,736)	(10,569,387)	135,369
Dollar Tree, Inc.	(9,793)	(760,035)	75,308
Dominion Energy, Inc.	(388,282)	(30,126,800)	372,751
Domino’s Pizza, Inc.	(7,513)	(1,632,583)	43,358
Donaldson Co., Inc.	(74,348)	(3,351,608)	(34,200)
Dril-Quip, Inc.	(15,271)	(809,363)	64,138
Dunkin’ Brands Group, Inc.	(122,477)	(6,556,965)	(193,967)
Dycom Industries, Inc.	(117,179)	(11,104,463)	614,599
East West Bancorp, Inc.	(3,454)	(194,032)	(8,303)
Eaton Vance Corp.	(175,271)	(7,616,793)	(677,030)
Ecolab, Inc.	(69,968)	(8,763,492)	(524,760)
Edgewell Personal Care Co.	(1,508)	(108,139)	(6,499)
Edwards Lifesciences Corp.	(5,457)	(650,492)	5,256
Energen Corp.	(1,446)	(68,542)	(2,847)
Energizer Holdings, Inc.	(11,501)	(675,198)	122,920
Envision Healthcare Corp.	(368,324)	(21,934,905)	(1,147,960)
EOG Resources, Inc.	(6,580)	(577,360)	(18,261)
EQT Corp.	(84,144)	(5,177,157)	247,160
Equifax, Inc.	(8,027)	(1,093,438)	(9,632)
Estee Lauder Cos., Inc. (The)	(27,925)	(2,349,889)	(330,353)
Expedia, Inc.	(34,756)	(4,511,803)	(665,103)
Expeditors International of Washington, Inc.	(34,192)	(1,906,888)	(24,276)
Express Scripts Holding Co.	(17,207)	(1,049,466)	(49,029)
Exxon Mobil Corp.	(40,164)	(3,267,802)	25,362
Facebook, Inc.	(6,775)	(973,392)	(49,497)
FactSet Research Systems, Inc.	(49,533)	(7,942,627)	(288,767)
Fastenal Co.	(518,559)	(25,270,183)	2,697,310
Federated Investors, Inc.	(274,333)	(7,172,057)	(577,851)
Fifth Third Bancorp	(65,740)	(1,572,070)	(134,540)
FireEye, Inc.	(387,983)	(4,825,713)	(1,075,509)
First Data Corp.	(692,747)	(10,391,205)	(2,216,790)
First Horizon National Corp.	(485,808)	(8,839,168)	376,393
First Republic Bank	(27,538)	(2,532,670)	(223,884)
Fitbit, Inc.	(778,998)	(4,244,140)	107,661
FleetCor Technologies, Inc.	(36,412)	(5,301,105)	50,131

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Flowers Foods, Inc.	(385,674)	$(7,489,789)	$813,772
Flowserve Corp.	(275,007)	(13,376,340)	607,765
FNB Corp.	(580,131)	(8,274,517)	59,862
FNF Group	(94,552)	(3,613,777)	(624,989)
Ford Motor Co.	(8,658)	(95,603)	(1,280)
GameStop Corp.	(116,869)	(2,634,908)	109,369
Gap, Inc. (The)	(95,058)	(2,132,386)	42,061
Garmin Ltd.	(259,783)	(13,132,671)	(124,055)
Gartner, Inc.	(20,398)	(2,282,890)	(236,467)
GATX Corp.	(94,520)	(5,829,161)	(245,639)
General Electric Co.	(42,873)	(1,285,761)	127,762
General Mills, Inc.	(30,138)	(1,737,456)	67,811
Genesee & Wyoming, Inc.	(146,256)	(9,851,804)	(150,644)
Gentex Corp.	(219,431)	(4,395,203)	232,597
Global Payments, Inc.	(30,896)	(2,407,725)	(382,801)
Globus Medical, Inc.	(35,100)	(1,117,642)	(45,923)
GoDaddy, Inc.	(14,868)	(628,702)	(1,999)
Goodyear Tire & Rubber Co. (The)	(67,060)	(2,263,521)	(80,897)
Graco, Inc.	(87,899)	(8,289,963)	(1,315,639)
Granite Construction, Inc.	(106,023)	(5,369,421)	254,871
Great Plains Energy, Inc.	(24,297)	(718,660)	7,244
Groupon, Inc.	(276,669)	(1,020,204)	(42,205)
Guess?, Inc.	(10,304)	(110,562)	(21,123)
Guidewire Software, Inc.	(180,843)	(10,959,012)	(1,466,710)
H&R Block, Inc.	(155,212)	(3,878,355)	(919,248)
Halyard Health, Inc.	(76,679)	(3,004,283)	(7,668)
Hancock Holding Co.	(21,562)	(975,681)	(80,857)
Hanesbrands, Inc.	(416,713)	(8,658,488)	(992,585)
Harley-Davidson, Inc.	(4,292)	(237,790)	5,936
HealthSouth Corp.	(36,586)	(1,600,675)	(170,088)
HEICO Corp.	(78,490)	(5,461,403)	(177,318)
Helmerich & Payne, Inc.	(143,222)	(9,305,283)	1,522,600
Henry Schein, Inc.	(33,343)	(5,586,620)	(515,816)
Hess Corp.	(237,076)	(11,329,533)	929,008
Hexcel Corp.	(182,730)	(9,903,966)	257,649
HollyFrontier Corp.	(49,460)	(1,319,553)	(39,113)
Hormel Foods Corp.	(367,480)	(12,584,095)	49,352
HSN, Inc.	(26,427)	(882,653)	39,632
Huntington Bancshares, Inc.	(82,949)	(1,088,291)	(33,180)
IDEX Corp.	(13,068)	(1,219,636)	(257,178)
IHS Markit Ltd.	(216,108)	(9,164,186)	(353,210)
Illinois Tool Works, Inc.	(36,318)	(4,844,526)	(358,028)
Illumina, Inc.	(42,842)	(7,385,532)	(48,411)
Incyte Corp.	(13,844)	(1,857,359)	114,261
Inovalon Holdings, Inc.	(23,489)	(291,264)	(17,617)
Integrated Device Technology, Inc.	(19,489)	(489,270)	(13,351)
Intel Corp.	(64,511)	(2,325,310)	148,709
International Business Machines Corp.	(16,772)	(2,887,132)	307,095

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
International Flavors & Fragrances, Inc.	(26,203)	$(3,465,347)	$(72,058)
International Paper Co.	(4,416)	(223,052)	(26,938)
Intrexon Corp.	(117,866)	(2,661,695)	(177,697)
Intuitive Surgical, Inc.	(4,161)	(3,191,986)	(700,088)
Ionis Pharmaceuticals, Inc.	(101,574)	(4,307,370)	(859,699)
IPG Photonics Corp.	(130,757)	(15,913,572)	(3,059,268)
j2 Global, Inc.	(97,615)	(7,977,640)	(328,421)
Jazz Pharmaceuticals plc	(6,355)	(1,004,001)	15,798
JB Hunt Transport Services, Inc.	(58,713)	(5,347,580)	(17,614)
Johnson Controls International plc	(17,943)	(743,900)	(34,109)
Juno Therapeutics, Inc.	(19,292)	(543,416)	(33,222)
Keysight Technologies, Inc.	(8,776)	(336,029)	(5,620)
KLX, Inc.	(248,110)	(11,397,305)	(1,008,195)
Knowles Corp.	(520,999)	(9,766,687)	951,384
Kraft Heinz Co. (The)	(14,052)	(1,311,257)	107,844
L Brands, Inc.	(141,538)	(7,011,161)	(616,322)
Lam Research Corp.	(57,260)	(7,673,958)	(424,324)
Lamb Weston Holdings, Inc.	(19,415)	(861,916)	6,879
Landstar System, Inc.	(32,389)	(2,771,251)	(1,247)
Laredo Petroleum, Inc.	(390,900)	(5,393,153)	1,280,885
Leggett & Platt, Inc.	(3,255)	(171,334)	349
Liberty Broadband Corp.	(11,237)	(959,901)	(14,909)
LifePoint Health, Inc.	(41,081)	(2,608,644)	(149,946)
Lincoln Electric Holdings, Inc.	(12,732)	(1,110,869)	(61,621)
Lions Gate Entertainment Corp.	(57,312)	(1,334,223)	(171,936)
Littelfuse, Inc.	(1,765)	(271,500)	(19,725)
LivaNova plc	(104,210)	(5,276,480)	(1,102,214)
Live Nation Entertainment, Inc.	(45,027)	(1,566,391)	(2,800)
LogMeIn, Inc.	(31,598)	(3,514,313)	212,322
LPL Financial Holdings, Inc.	(62,142)	(2,449,016)	(189,533)
Mallinckrodt plc	(106,675)	(4,459,238)	(320,869)
Manhattan Associates, Inc.	(5,370)	(261,734)	3,652
Marathon Oil Corp.	(406,400)	(6,339,642)	1,523,802
Markel Corp.	(2,778)	(2,701,275)	(9,664)
Marriott International, Inc.	(121,915)	(11,208,015)	(1,021,279)
Marsh & McLennan Cos., Inc.	(201,065)	(14,800,235)	(874,792)
Match Group, Inc.	(97,808)	(1,709,521)	9,618
Mattel, Inc.	(210,225)	(5,122,475)	596,331
MAXIMUS, Inc.	(26,670)	(1,531,391)	(138,951)
McCormick & Co., Inc. (Non-Voting)	(100,072)	(9,966,170)	208,150
MDU Resources Group, Inc.	(96,619)	(2,666,684)	135,267

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
MEDNAX, Inc.	(192,991)	$(13,098,299)	$1,447,433
Mercury General Corp.	(74,651)	(4,327,315)	296,161
Mettler-Toledo International, Inc.	(14,572)	(7,140,761)	(1,435,444)
Michaels Cos., Inc. (The)	(41,203)	(977,768)	214,689
Microchip Technology, Inc.	(183,106)	(13,560,830)	(571,291)
Microsemi Corp.	(73,510)	(3,643,891)	203,623
Middleby Corp. (The)	(110,681)	(14,886,595)	1,437,746
Monolithic Power Systems, Inc.	(28,542)	(2,710,521)	(40,927)
Moody’s Corp.	(22,729)	(2,696,120)	(69,544)
Mosaic Co. (The)	(79,173)	(2,284,141)	476,621
Motorola Solutions, Inc.	(58,535)	(4,945,915)	(131,411)
Murphy Oil Corp.	(15,229)	(377,061)	(13,258)
National Fuel Gas Co.	(113,651)	(6,749,488)	403,216
National Instruments Corp.	(329,931)	(10,757,742)	(2,512,083)
NetApp, Inc.	(75,703)	(3,080,199)	48,294
NetScout Systems, Inc.	(387,627)	(14,536,013)	1,201,644
Neurocrine Biosciences, Inc.	(59,996)	(2,842,554)	82,738
New Jersey Resources Corp.	(166,945)	(6,787,111)	159,394
Newell Brands, Inc.	(241,739)	(11,394,994)	(1,567,052)
Newfield Exploration Co.	(14,414)	(397,227)	(12,995)
NewMarket Corp.	(4,091)	(1,848,109)	(35,714)
NextEra Energy, Inc.	(79,316)	(10,226,212)	(888,339)
Nielsen Holdings plc	(294,617)	(12,108,565)	718,672
NIKE, Inc.	(62,439)	(3,441,013)	(242,888)
Nordson Corp.	(37,957)	(4,639,105)	34,161
Norwegian Cruise Line Holdings Ltd.	(153,208)	(7,511,311)	(806,351)
Nucor Corp.	(90,709)	(5,292,393)	43,064
NuVasive, Inc.	(189,901)	(14,091,133)	(516,052)
NVIDIA Corp.	(28,506)	(3,609,595)	(511,233)
Occidental Petroleum Corp.	(29,327)	(1,759,668)	3,861
OGE Energy Corp.	(488,440)	(17,002,596)	9,769
Old Dominion Freight Line, Inc.	(69,408)	(5,802,090)	(808,328)
Olin Corp.	(95,208)	(3,027,614)	144,716
Omnicom Group, Inc.	(24,260)	(2,016,977)	5,823
OneMain Holdings, Inc.	(82,546)	(1,990,823)	(38,983)
ONEOK, Inc.	(374,381)	(20,777,040)	1,249,327
OPKO Health, Inc.	(1,064,672)	(8,079,540)	1,073,998
Oracle Corp.	(47,734)	(2,114,139)	(279,244)
O’Reilly Automotive, Inc.	(45,819)	(11,127,606)	1,105,158
Owens & Minor, Inc.	(148,006)	(5,048,402)	284,089
Owens-Illinois, Inc.	(271,555)	(5,504,028)	(991,568)
PacWest Bancorp	(1,232)	(56,972)	(563)
Palo Alto Networks, Inc.	(62,091)	(7,060,124)	(1,248,272)
Pandora Media, Inc.	(1,997,195)	(20,820,119)	3,005,139

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Papa John’s International, Inc.	(56,041)	$(4,465,943)	$444,441
Parsley Energy, Inc.	(153,130)	(4,808,282)	558,925
Patterson Cos., Inc.	(196,958)	(8,766,601)	(480,578)
Paychex, Inc.	(42,259)	(2,459,051)	52,824
PayPal Holdings, Inc.	(25,322)	(1,364,298)	5,267
PBF Energy, Inc.	(249,995)	(5,292,682)	(272,207)
Penske Automotive Group, Inc.	(98,043)	(4,335,461)	30,393
People’s United Financial, Inc.	(247,012)	(4,343,738)	(18,494)
Perrigo Co. plc	(101,736)	(7,189,214)	(493,889)
Phillips 66	(54,207)	(4,161,510)	(320,866)
Pilgrim’s Pride Corp.	(146,521)	(3,335,827)	124,087
Pitney Bowes, Inc.	(171,783)	(2,256,536)	(337,387)
Platform Specialty Products Corp.	(992,093)	(13,205,769)	626,030
Polaris Industries, Inc.	(9,536)	(811,857)	(67,648)
Post Holdings, Inc.	(66,350)	(5,501,847)	349,770
PPL Corp.	(175,777)	(6,648,097)	(147,442)
Praxair, Inc.	(51,724)	(6,147,397)	(708,619)
Premier, Inc.	(248,794)	(8,083,646)	(872,938)
Prestige Brands Holdings, Inc.	(75,282)	(4,183,806)	208,163
Priceline Group, Inc. (The)	(5,841)	(10,349,958)	(575,750)
Primerica, Inc.	(178,112)	(14,545,813)	1,053,829
Principal Financial Group, Inc.	(115,412)	(7,221,329)	(173,118)
Prosperity Bancshares, Inc.	(84,354)	(5,697,634)	278,733
PTC, Inc.	(70,318)	(3,726,337)	(149,591)
Qorvo, Inc.	(62,178)	(4,422,847)	485,736
QUALCOMM, Inc.	(9,440)	(538,842)	17,565
Quintiles IMS Holdings, Inc.	(131,487)	(10,712,612)	(1,055,474)
Range Resources Corp.	(298,329)	(7,842,656)	930,373
Regal Entertainment Group	(350,931)	(7,573,481)	393,432
Regeneron Pharmaceuticals, Inc.	(4,547)	(1,704,686)	(528,527)
RenaissanceRe Holdings Ltd.	(20,961)	(2,947,955)	33,328
ResMed, Inc.	(134,101)	(9,326,964)	(1,115,481)
Robert Half International, Inc.	(7,364)	(333,147)	(19,809)
Rockwell Collins, Inc.	(136,320)	(13,480,416)	(844,089)
Rollins, Inc.	(84,904)	(3,323,444)	(132,998)
Roper Technologies, Inc.	(71,077)	(14,798,942)	(1,657,516)
RPC, Inc.	(432,408)	(8,231,597)	(507,369)
RPM International, Inc.	(8,004)	(443,854)	7,235
Sabre Corp.	(685,813)	(14,760,325)	(169,824)
salesforce.com, Inc.	(126,895)	(10,692,169)	(296,938)
Sally Beauty Holdings, Inc.	(140,582)	(2,713,354)	(133,431)
Schlumberger Ltd.	(39,817)	(2,970,598)	349,047

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Scotts Miracle-Gro Co. (The)	(55,979)	$(5,133,688)	$125,806
Scripps Networks Interactive, Inc.	(31,777)	(2,119,050)	(51,637)
Seattle Genetics, Inc.	(110,883)	(7,112,636)	1,375,549
Sempra Energy	(70,089)	(7,687,362)	(215,173)
Sensata Technologies Holding NV	(380,654)	(15,517,841)	(743,698)
Sensient Technologies Corp.	(2,208)	(175,325)	(2,485)
Service Corp. International	(16,772)	(529,545)	(31,479)
ServiceNow, Inc.	(140,925)	(13,630,229)	(1,307,821)
Signet Jewelers Ltd.	(183,254)	(12,023,218)	434,235
Silgan Holdings, Inc.	(10,263)	(296,652)	(29,506)
Silicon Laboratories, Inc.	(22,732)	(1,613,021)	59,288
Sirius XM Holdings, Inc.	(387,028)	(1,997,064)	(119,979)
Six Flags Entertainment Corp.	(150,431)	(8,659,392)	(307,800)
Skyworks Solutions, Inc.	(27,319)	(2,781,621)	160,363
Snap-on, Inc.	(40,972)	(6,731,450)	257,874
Snyder’s-Lance, Inc.	(342,644)	(13,663,461)	1,801,126
Sotheby’s	(12,138)	(559,805)	(91,642)
Southern Co. (The)	(262,066)	(13,022,060)	474,339
Southwestern Energy Co.	(316,394)	(1,860,182)	(63,493)
Spectrum Brands Holdings, Inc.	(26,288)	(3,643,059)	356,008
Splunk, Inc.	(198,151)	(12,015,219)	742,408
Sprouts Farmers Market, Inc.	(501,395)	(11,471,172)	104,547
Square, Inc.	(552,750)	(11,001,927)	(1,965,588)
SS&C Technologies Holdings, Inc.	(368,075)	(12,812,691)	(1,325,070)
Stericycle, Inc.	(174,752)	(14,306,946)	969,874
STERIS plc	(73,741)	(5,154,496)	(855,396)
Stifel Financial Corp.	(138,395)	(6,488,417)	125,014
Stryker Corp.	(4,497)	(588,387)	(35,706)
SVB Financial Group	(18,090)	(3,166,396)	(13,645)
Symantec Corp.	(253,709)	(7,758,588)	591,309
Synaptics, Inc.	(21,489)	(1,294,780)	183,584
T Rowe Price Group, Inc.	(29,256)	(2,061,242)	(109,846)
Tableau Software, Inc.	(71,236)	(3,608,816)	(755,814)
Target Corp.	(46,367)	(2,566,903)	142,373
Tenet Healthcare Corp.	(129,557)	(2,272,526)	(233,106)
Thermo Fisher Scientific, Inc.	(15,201)	(2,327,425)	(324,693)
Tractor Supply Co.	(204,145)	(12,394,824)	1,328,123
TransDigm Group, Inc.	(143,391)	(33,053,327)	(5,500,211)
Transocean Ltd.	(844,668)	(9,367,545)	2,415,927
TreeHouse Foods, Inc.	(152,372)	(13,215,224)	767,955
TRI Pointe Group, Inc.	(339,457)	(4,161,261)	(316,177)
Trimble, Inc.	(61,751)	(2,044,722)	(157,936)
Trinity Industries, Inc.	(143,717)	(3,904,791)	(123,597)
TripAdvisor, Inc.	(364,935)	(15,274,340)	1,333,823

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Triumph Group, Inc.	(2,509)	$(63,227)	$(16,058)
Trustmark Corp.	(68,901)	(2,150,188)	(65,668)
Twenty-First Century Fox, Inc.	(37,716)	(1,171,836)	102,965
Twitter, Inc.	(105,838)	(1,844,832)	(46,493)
Tyler Technologies, Inc.	(68,262)	(10,499,378)	(1,492,207)
Ultimate Software Group, Inc. (The)	(92,446)	(18,322,846)	(1,096,361)
Under Armour, Inc.	(114,995)	(2,246,851)	(255,440)
United Natural Foods, Inc.	(147,190)	(6,049,978)	648,105
United Parcel Service, Inc.	(55,636)	(5,844,808)	(307,977)
United States Steel Corp.	(107,350)	(2,298,998)	(77,731)
United Technologies Corp.	(43,025)	(5,152,833)	(100,950)
USG Corp.	(128,970)	(3,995,491)	252,781
Valley National Bancorp	(702,607)	(8,157,365)	(140,424)
Vantiv, Inc.	(15,001)	(943,413)	(6,750)
Varex Imaging Corp.	(15,323)	(503,973)	(13,944)
Varian Medical Systems, Inc.	(74,114)	(6,728,069)	(919,755)
Veeva Systems, Inc.	(45,735)	(2,368,042)	(435,971)
VeriFone Systems, Inc.	(378,013)	(6,766,852)	(75,183)
VeriSign, Inc.	(71,138)	(6,207,502)	(405,487)
Verisk Analytics, Inc.	(48,931)	(3,930,090)	(198,219)
VF Corp.	(208,328)	(11,198,827)	(800,865)
Viacom, Inc.	(184,894)	(7,771,597)	1,564,705
ViaSat, Inc.	(153,795)	(9,844,177)	(337,052)
Vishay Intertechnology, Inc.	(11,976)	(198,020)	(781)
VMware, Inc.	(16,606)	(1,534,937)	83,074
VWR Corp.	(45,331)	(1,256,145)	(240,231)
WABCO Holdings, Inc.	(48,516)	(5,700,518)	(485,758)
Wabtec Corp.	(242,959)	(19,695,021)	(2,535,728)
Waters Corp.	(6,727)	(1,176,053)	(60,638)
Weatherford International plc	(3,694,250)	(22,624,017)	8,327,270
WebMD Health Corp.	(63,426)	(3,608,956)	(110,979)
Webster Financial Corp.	(154,890)	(7,555,733)	(532,623)
WEC Energy Group, Inc.	(74,545)	(4,499,536)	(76,036)
Welbilt, Inc.	(444,004)	(8,582,416)	212,941
Wendy’s Co. (The)	(269,891)	(3,797,731)	(388,278)
Werner Enterprises, Inc.	(102,421)	(2,667,859)	(338,197)
Western Alliance Bancorp	(74,862)	(3,559,221)	(123,990)
Western Union Co. (The)	(165,954)	(3,211,827)	50,403
Westlake Chemical Corp.	(104,577)	(6,765,314)	(158,729)
WEX, Inc.	(28,186)	(2,916,746)	(22,208)
Whiting Petroleum Corp.	(1,229,790)	(8,558,320)	1,782,177

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whole Foods Market, Inc.	(1,188)	$(41,659)	$(8,368)
Williams-Sonoma, Inc.	(85,291)	(4,624,415)	487,802
Willis Towers Watson plc	(38,337)	(5,308,418)	(268,082)
WisdomTree Investments, Inc.	(1,911,255)	(17,266,054)	(2,171,409)
Workday, Inc.	(163,773)	(13,514,758)	(2,371,223)
WR Berkley Corp.	(90,161)	(6,187,749)	(48,687)
WW Grainger, Inc.	(9,695)	(2,044,962)	294,723
Wyndham Worldwide Corp.	(33,020)	(3,123,698)	(191,840)
Wynn Resorts Ltd.	(23,908)	(2,889,771)	(316,770)
Xcel Energy, Inc.	(55,436)	(2,545,063)	1,659
Xilinx, Inc.	(131,889)	(7,652,347)	(830,754)
Xylem, Inc.	(28,944)	(1,476,416)	(127,950)
Yelp, Inc.	(14,838)	(452,776)	7,339
Zayo Group Holdings, Inc.	(243,985)	(8,035,568)	496,431
Zebra Technologies Corp.	(20,466)	(1,885,533)	(171,710)
Zillow Group, Inc.	(445,756)	(15,423,441)	(6,423,061)
Zions Bancorp	(229,424)	(9,416,923)	(657,084)
Zoetis, Inc.	(90,371)	(5,199,959)	(437,384)

			(58,493,087)

Total of Short Equity Positions			(59,884,489)

Total of Long and Short Equity Positions and Rights			8,234,912

Net Cash and Other Receivables/ (Payables) (b)			(10,333,734)

Swaps, at Value			$(2,098,822)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	43-46 months maturity 01/14/2021	$7,090,523

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Ageas	142,420	$5,903,005	$(167,586)
bpost SA	96,342	2,412,214	(85,325)
Galapagos NV	49,603	4,505,410	(713,437)
KBC Group NV	17,950	1,278,506	82,446
Proximus SADP	31,030	1,031,719	54,312
Solvay SA	12,404	1,640,274	24,482
UCB SA	3,765	312,176	(53,233)
Umicore SA	67,595	4,063,074	638,907

			(219,434)

Finland
Huhtamaki OYJ	29,064	1,097,837	46,722
Kesko OYJ	120,763	5,912,628	230,330
Metso OYJ	13,467	435,842	31,434
Neste OYJ	105,118	4,411,906	(263,847)
Orion OYJ	50,531	2,901,161	326,801
Stora Enso OYJ	233,436	3,041,850	(25,376)
UPM-Kymmene OYJ	387,572	10,003,323	1,048,183

			1,394,247

Germany
adidas AG	16,998	3,457,141	(197,794)
Aurubis AG	46,316	3,413,886	229,624
Brenntag AG	30,820	1,889,061	(101,681)
Commerzbank AG	341,789	3,650,545	430,735
Covestro AG	188,322	16,173,361	(2,521,136)
Deutsche Bank AG (Registered)	56,819	973,717	36,513
Deutsche Lufthansa AG (Registered)	218,184	3,882,374	1,089,942
Deutsche Post AG (Registered)	54,861	1,978,774	80,612
Evonik Industries AG	46,045	1,585,897	(112,192)
Freenet AG	43,344	1,469,472	(86,686)
Hannover Rueck SE	21,323	2,636,102	(74,921)
Hella KGaA Hueck & Co.	37,809	1,820,023	44,578
HOCHTIEF AG	46,409	8,524,435	(4,722)
Infineon Technologies AG	151,302	3,252,653	(38,911)
KION Group AG	3,725	262,479	22,456

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
LANXESS AG	40,247	$2,958,008	$94,335
Merck KGaA	11,125	1,374,535	(28,424)
METRO AG	30,133	1,004,720	13,237
MTU Aero Engines AG	10,539	1,500,718	(11,696)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,257	470,233	(13,522)
OSRAM Licht AG	115,726	7,857,666	1,379,823
Rheinmetall AG	97,420	9,105,347	167,444
RHOEN-KLINIKUM AG	36,264	1,065,351	(5,945)
Salzgitter AG	76,691	3,012,305	117,505
Schaeffler AG (Preference)	146,234	2,564,232	(466,278)
Siemens AG (Registered)	4,211	617,282	(38,042)
Software AG	124,836	5,307,184	168,142
STADA Arzneimittel AG	71,402	4,784,983	286,773
Suedzucker AG	270,979	6,489,042	(831,722)
Talanx AG	94,183	3,571,845	(48,848)
Uniper SE	148,355	2,720,367	67,266
Zalando SE	24,066	1,073,917	26,549

			(326,986)

Italy
A2A SpA	6,463,996	10,226,588	521,421
Assicurazioni Generali SpA	17,184	284,125	(483)
Autogrill SpA	344,748	3,771,231	407,480
Banca Monte dei Paschi di Siena SpA(c)	111,235	1,885,788	(385,363)
BPER Banca	91,399	490,101	(32,309)
Buzzi Unicem SpA	27,565	727,656	(40,323)
Davide Campari-Milano SpA	70,796	433,742	66,763
Enel SpA	1,921,578	9,680,179	626,199
Ferrari NV	64	5,853	(346)
Hera SpA	634,167	1,936,013	2,786
Leonardo SpA	388,179	6,039,406	423,686
Mediaset SpA	29,824	125,166	(7,668)
Mediobanca SpA	397,518	3,780,930	151,730
Moncler SpA	153,990	3,770,754	(158,374)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
Poste Italiane SpA	534,828	$3,801,957	$(134,645)
Prysmian SpA	303,599	8,918,669	35,542
Recordati SpA	154,219	5,801,047	452,852
Telecom Italia SpA	348,579	326,293	(3,798)
Unipol Gruppo Finanziario SpA	1,430,966	6,229,513	48,989

			1,974,139

Netherlands
ABN AMRO Group NV	174,459	4,480,748	140,995
Aegon NV	33,988	180,107	(6,160)
Akzo Nobel NV	3,899	346,431	(7,340)
ASM International NV	40,841	2,435,265	(60,206)
ASR Nederland NV	8,283	277,667	1,746
Gemalto NV	8,593	529,159	(13,777)
Koninklijke DSM NV	56,403	4,192,304	(89,970)
Koninklijke Philips NV	121,638	4,184,629	145,524
NN Group NV	329,772	11,099,647	601,671
Philips Lighting NV	6,234	246,332	(16,065)
Randstad Holding NV	21,983	1,331,883	(50,249)
Wolters Kluwer NV	126,467	5,659,293	(310,628)

			335,541

Spain
ACS Actividades de Construccion y Servicios SA	108,087	4,135,958	43,106
Almirall SA	20,905	385,013	(44,482)
Banco Bilbao Vizcaya Argentaria SA	123,815	1,028,400	2,972
Banco Santander SA	535,033	3,534,034	18,521
Bankinter SA	322,788	2,944,675	33,029
Ebro Foods SA	83,227	1,855,994	47,311
Endesa SA	264,087	6,675,984	(583,869)
Gas Natural SDG SA	17,536	421,381	(10,890)
Grifols SA	43,843	1,167,734	54,658
Mapfre SA	1,259,467	4,598,198	(189,796)
Mediaset Espana Comunicacion SA	102,193	1,405,054	(132,388)
Melia Hotels International SA	56,122	860,589	(20,027)
Prosegur Cia de Seguridad SA	90,322	578,537	8,883
Repsol SA	358,964	6,078,308	(575,003)
Telefonica SA	142,281	1,541,445	(68,607)

			(1,416,582)

Switzerland
STMicroelectronics NV	710,361	11,735,009	(1,502,743)

United Kingdom
Dialog Semiconductor plc	100,264	5,175,387	(891,579)
Fiat Chrysler Automobiles NV	1,198,078	13,145,299	(488,116)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
RELX NV	38,554	$818,255	$(23,394)

			(1,403,089)

Total of Long Equity Positions			(1,164,907)

Warrants
Spain
Abengoa SA (c)	2,133,317	46,967	(22,601)

Total of Long Equity Positions and Warrants			(1,187,508)

Short Positions

Common Stocks
Belgium
Anheuser-Busch InBev SA/NV	(127,862)	(15,159,050)	1,036,880
Colruyt SA	(16,594)	(854,202)	(19,783)
Telenet Group Holding NV	(45,088)	(2,871,977)	31,661

			1,048,758

Finland
Amer Sports OYJ	(20,400)	(507,482)	(2,763)
Cargotec OYJ	(5,699)	(328,022)	(33,499)
Elisa OYJ	(38,450)	(1,387,127)	(104,432)
Fortum OYJ	(165,096)	(2,552,257)	(38,700)
Kone OYJ	(73,375)	(3,573,178)	(159,784)
Nokia OYJ	(1,811,794)	(10,308,326)	(801,103)
Nokian Renkaat OYJ	(23,115)	(1,025,636)	68,825
Outokumpu OYJ	(331,570)	(2,990,439)	344,618
Sampo OYJ	(18,752)	(953,918)	(8,165)
Wartsila OYJ Abp	(12,005)	(709,275)	(670)

			(735,673)

Germany
Axel Springer SE	(24,090)	(1,427,935)	(21,104)
Bayerische Motoren Werke AG	(105,343)	(10,034,258)	236,592
Beiersdorf AG	(21,717)	(2,243,694)	(40,535)
Continental AG	(15,122)	(3,474,896)	203,554
Daimler AG (Registered)	(69,605)	(5,325,737)	277,379
Deutsche Telekom AG (Registered)	(82,435)	(1,471,649)	(14,239)
Duerr AG	(13,154)	(1,280,785)	(284,701)
E.ON SE	(461,047)	(4,640,821)	288,552
Fielmann AG	(17,707)	(1,470,586)	103,942
Fraport AG Frankfurt Airport Services Worldwide	(43,533)	(3,441,399)	(410,949)
Fresenius Medical Care AG & Co. KGaA	(10,516)	(1,003,299)	(11,460)
FUCHS PETROLUB SE (Preference)	(67,118)	(3,573,447)	(84,684)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
GEA Group AG	(117,119)	$(5,346,657)	$537,623
Henkel AG & Co. KGaA (Preference)	(11,985)	(1,668,879)	16,223
HUGO BOSS AG	(119,244)	(9,503,166)	1,143,879
K+S AG (Registered)	(53,646)	(1,339,448)	(38,436)
MAN SE	(28,832)	(3,170,124)	78,050
ProSiebenSat.1 Media SE	(225,540)	(10,417,493)	956,207
RWE AG	(92,664)	(1,755,449)	(95,590)
SAP SE	(27,803)	(2,918,035)	7,857
Sartorius AG (Preference)	(1,781)	(164,454)	(7,762)
Symrise AG	(45,005)	(3,197,724)	4,606
Telefonica Deutschland Holding AG	(688,766)	(3,643,026)	198,511
thyssenkrupp AG	(64,495)	(1,860,003)	21,897
United Internet AG (Registered)	(177,628)	(8,358,099)	(1,417,489)
Volkswagen AG (Preference)	(39,287)	(6,007,876)	6,561
Wacker Chemie AG	(19,490)	(2,216,952)	95,703
Wirecard AG	(37,003)	(2,258,637)	(101,572)

			1,648,615

Italy
Atlantia SpA	(25,131)	(692,885)	(14,036)
Azimut Holding SpA	(667,598)	(13,051,988)	(378,654)
Banca Generali SpA	(143,197)	(4,104,481)	(168,552)
Banco BPM SpA	(2,519,058)	(7,590,804)	(869,473)
Brembo SpA	(90,498)	(1,419,841)	93,775
FinecoBank Banca Fineco SpA	(315,461)	(2,279,445)	(207,173)
Luxottica Group SpA	(75,359)	(4,391,014)	4,515
Saipem SpA	(1,724,604)	(7,814,689)	1,428,148
Salvatore Ferragamo SpA	(251,624)	(8,090,400)	1,372,156
Snam SpA	(861,404)	(3,979,246)	219,943
Terna Rete Elettrica Nazionale SpA	(121,265)	(649,589)	(5,380)
UniCredit SpA	(173,983)	(2,854,824)	(404,097)
UnipolSai Assicurazioni SpA	(1,197,863)	(2,795,368)	167,431
Yoox Net-A-Porter Group SpA	(46,085)	(1,184,568)	(92,417)

			1,146,186

Luxembourg
APERAM SA	(36,206)	(1,848,772)	167,519
ArcelorMittal	(42,619)	(992,583)	25,852
Tenaris SA	(1,120,471)	(20,347,766)	2,853,026

			3,046,397

Netherlands
Altice NV	(316,023)	(7,672,397)	391,419
ASML Holding NV	(3,310)	(468,021)	36,553
Boskalis Westminster	(29,203)	(1,059,041)	110,645

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
Heineken NV	(35,450)	$(3,256,519)	$(190,450)
Koninklijke Ahold Delhaize NV	(75,668)	(1,667,672)	223,379
Koninklijke KPN NV	(1,149,368)	(3,678,827)	200
Koninklijke Vopak NV	(152,550)	(7,222,210)	153,217
OCI NV	(26,285)	(541,488)	(37,277)
SBM Offshore NV	(470,721)	(8,517,846)	977,530

			1,665,216

Spain
Acciona SA	(9,635)	(846,052)	(2,242)
Atresmedia Corp. de Medios de Comunicacion SA	(194,561)	(2,614,080)	335,801
Banco de Sabadell SA	(141,784)	(278,626)	(9,842)
Bankia SA	(1,206,735)	(5,946,747)	110,070
CaixaBank SA	(155,111)	(754,622)	13,133
Cellnex Telecom SA	(437,849)	(7,967,859)	(1,080,940)
Distribuidora Internacional de Alimentacion SA	(102,984)	(636,682)	(5,977)
Enagas SA	(103,820)	(2,989,399)	75,761
Ferrovial SA	(127,262)	(2,785,866)	(41,029)
Red Electrica Corp. SA	(145,092)	(3,156,200)	120,815
Tecnicas Reunidas SA	(13,569)	(523,688)	(2,103)

			(486,553)

United Kingdom
CNH Industrial NV	(158,872)	(1,719,941)	(81,787)
Unilever NV	(61,455)	(3,351,654)	(40,772)

			(122,559)

United States
QIAGEN NV	(69,916)	(2,151,620)	(174,747)

Total of Short Equity Positions			7,035,640

Total of Long and Short Equity Positions and Warrants			5,848,132

Net Cash and Other Receivables/ (Payables) (b)			1,242,391

Swaps, at Value			$7,090,523

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 06/30/2017 in accordance with procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	43-46 months maturity 01/14/2021	$3,078,652

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Denmark
AP Moller - Maersk A/S	994	$1,813,076	$188,355
Danske Bank A/S	156,185	5,660,137	348,781
DSV A/S	20,537	1,157,630	103,838
Genmab A/S	6,452	1,304,940	70,754
GN Store Nord A/S	21,687	536,382	96,856
H Lundbeck A/S	182,958	9,471,252	799,497
ISS A/S	106,381	4,501,125	(322,356)
Jyske Bank A/S (Registered)	43,004	2,331,592	159,374
TDC A/S	1,858,889	10,145,419	664,748
Vestas Wind Systems A/S	76,001	6,692,612	327,398

			2,437,245

Total of Long Equity Positions			2,437,245

Short Positions

Common Stocks
Denmark
Carlsberg A/S	(2,499)	(262,259)	(4,798)
Chr Hansen Holding A/S	(95,684)	(6,312,696)	(646,094)
Coloplast A/S	(71,999)	(5,985,411)	(32,652)
DONG Energy A/S	(18,826)	(869,172)	19,440
FLSmidth & Co. A/S	(5,222)	(308,513)	(21,463)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Denmark (continued)
Nets A/S	(10,360)	$(207,183)	$1,158
Novo Nordisk A/S	(17,203)	(773,383)	34,217
Novozymes A/S	(269,755)	(11,799,656)	(1,889)
Pandora A/S	(128,065)	(13,808,446)	1,856,827
Topdanmark A/S	(11,808)	(326,178)	(50,912)
Tryg A/S	(122,013)	(2,388,890)	(279,417)
William Demant Holding A/S	(106,508)	(2,397,964)	(357,821)

			516,596

Total of Short Equity Positions			516,596

Total of Long and Short Equity Positions			2,953,841

Net Cash and Other Receivables/ (Payables) (b)			124,811

Swaps, at Value			$3,078,652

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	43-46 months maturity 01/14/2021	$1,537,377

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
ABB Ltd. (Registered)	67,984	$1,669,313	$18,126
Adecco Group AG (Registered)	30,032	2,266,237	21,667
Baloise Holding AG (Registered)	24,776	3,543,064	294,733
Dufry AG (Registered)	1,368	231,150	(6,648)
Flughafen Zurich AG (Registered)	19,614	4,382,438	434,766
Geberit AG (Registered)	4,762	2,109,539	114,126
Georg Fischer AG (Registered)	1,770	1,687,330	29,534
Helvetia Holding AG (Registered)	5,631	3,208,745	20,665
Julius Baer Group Ltd.	14,997	790,534	1,851
Lonza Group AG (Registered)	47,813	9,544,485	812,585
OC Oerlikon Corp. AG (Registered)	27,775	314,726	50,811
Partners Group Holding AG	5,716	3,346,099	203,026
Sika AG	1,054	6,736,986	29,829
Straumann Holding AG (Registered)	9,443	4,686,806	690,707
Sunrise Communications Group AG	46,296	3,647,035	3,281
Swiss Life Holding AG (Registered)	44,487	15,004,270	44,438
Swiss Re AG	17,217	1,608,800	(30,986)
Temenos Group AG (Registered)	82,465	6,969,372	408,200
UBS Group AG (Registered)	209,700	3,422,531	143,603
Zurich Insurance Group AG	21,110	5,933,430	227,502

			3,511,816

Total of Long Equity Positions			3,511,816

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Austria
ams AG	(65,647)	$(4,090,776)	$(169,185)

Switzerland
Aryzta AG	(89,375)	(3,078,970)	131,360
Barry Callebaut AG (Registered)	(2,266)	(3,156,117)	36,925
Chocoladefabriken Lindt & Spruengli AG	(1,552)	(9,043,631)	46,063
Cie Financiere Richemont SA (Registered)	(22,161)	(1,829,958)	(3,839)
Credit Suisse Group AG (Registered)	(1,096,909)	(15,370,320)	(590,793)
DKSH Holding AG	(487)	(40,032)	438
EMS-Chemie Holding AG (Registered)	(1,175)	(722,272)	(145,360)
GAM Holding AG	(73,229)	(994,086)	9,533
Givaudan SA (Registered)	(1,077)	(2,047,896)	(110,196)
Kuehne + Nagel International AG (Registered)	(22,310)	(3,315,810)	(414,054)
LafargeHolcim Ltd. (Registered)	(12,921)	(791,086)	48,476
Nestle SA (Registered)	(4,046)	(325,003)	(27,880)
Novartis AG (Registered)	(17,933)	(1,391,151)	(106,731)
SGS SA (Registered)	(1,450)	(3,270,576)	(245,219)
Sonova Holding AG (Registered)	(8,860)	(1,288,921)	(152,365)
Swatch Group AG (The)	(29,765)	(11,101,240)	92,228

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Swisscom AG (Registered)	(9,419)	$(4,304,111)	$(248,091)
Vifor Pharma AG	(77,995)	(8,556,682)	(58,467)

			(1,737,972)

Total of Short Equity Positions			(1,907,157)

Total of Long and Short Equity Positions			1,604,659

Net Cash and Other Receivables/ (Payables) (b)			(67,282)

Swaps, at Value			$1,537,377

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	43-46 months maturity 01/14/2021	$235,127

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Malta
Kindred Group plc	58,960	$657,089	$10,423

Sweden
BillerudKorsnas AB	80,811	1,351,092	(73,946)
Boliden AB	261,794	8,214,567	(1,058,444)
Electrolux AB	262,540	7,933,186	675,831
Husqvarna AB	496,873	4,748,346	190,670
NCC AB	108,281	2,859,492	190,529
Nibe Industrier AB	32,074	284,062	18,902
Nordea Bank AB	107,701	1,308,412	63,315
Saab AB	31,228	1,438,099	105,262
Securitas AB	87,900	1,492,156	(9,592)
Skandinaviska Enskilda Banken AB	272,634	3,238,086	62,595
Skanska AB	67,610	1,650,874	(45,410)
SSAB AB	136,928	603,450	21,468
Svenska Cellulosa AB SCA	29,641	957,076	(732,842)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Swedish Match AB	128,903	$4,427,105	$114,252

			(477,410)

Total of Long Equity Positions			(466,987)

Short Positions

Common Stocks
Luxembourg
Millicom International Cellular SA	(49,753)	(2,865,141)	(77,651)

Netherlands
Axfood AB	(81,360)	(1,329,052)	(29,442)

Sweden
Alfa Laval AB	(168,946)	(3,511,593)	53,687
Assa Abloy AB	(96,971)	(2,125,952)	(11,431)
Atlas Copco AB	(9,392)	(353,891)	(7,248)
Elekta AB	(159,049)	(1,642,217)	137,018

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Getinge AB	(29,457)	$(579,256)	$2,304
Hennes & Mauritz AB	(554,650)	(14,331,834)	503,280
Hexagon AB	(111,839)	(4,903,647)	(409,786)
Hexpol AB	(83,341)	(926,774)	16,866
Modern Times Group MTG AB	(8,184)	(294,399)	12,700
Sandvik AB	(59,770)	(966,057)	25,024
SKF AB	(14,329)	(306,941)	15,971
Svenska Handelsbanken AB	(31,898)	(457,508)	661
Tele2 AB	(294,003)	(2,945,740)	(135,317)
Telefonaktiebolaget LM Ericsson	(656,553)	(4,637,619)	(83,083)
Telia Co. AB	(584,836)	(2,490,415)	(204,855)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Trelleborg AB	(17,908)	$(417,724)	$8,824

			(75,385)

Total of Short Equity Positions			(182,478)

Total of Long and Short Equity Positions			(649,465)

Net Cash and Other Receivables/ (Payables) (b)			884,592

Swaps, at Value			$235,127

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	43-61 months maturity 01/14/2021	$(2,759,463)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Advantest Corp.	43,900	$796,728	$(44,181)
Ajinomoto Co., Inc.	242,500	4,768,226	475,637
Alfresa Holdings Corp.	173,100	3,048,249	298,314
Amada Holdings Co. Ltd.	582,800	6,657,946	102,343
Aozora Bank Ltd.	1,932,000	6,681,463	694,688
Asahi Glass Co. Ltd.	32,000	1,265,717	85,733
Asahi Group Holdings Ltd.	86,200	3,325,478	(79,162)
Asahi Kasei Corp.	532,000	4,932,499	806,883
Astellas Pharma, Inc.	671,500	8,829,374	(599,000)
Bandai Namco Holdings, Inc.	343,500	9,971,198	1,765,287
Benesse Holdings, Inc.	8,500	315,290	6,045

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Brother Industries Ltd.	2,300	$52,612	$663
Chiyoda Corp.	21,584	131,666	(4,172)
Chubu Electric Power Co., Inc.	219,200	2,853,357	61,709
Chugoku Bank Ltd. (The)	125,500	1,718,878	165,304
Citizen Watch Co. Ltd.	388,700	2,395,874	339,159
Coca-Cola Bottlers Japan, Inc.	32,300	978,159	(42,893)
Cosmos Pharmaceutical Corp.	8,700	1,775,810	(80,844)
Credit Saison Co. Ltd.	75,700	1,330,484	151,793
CYBERDYNE, Inc.	8,200	114,932	(5,663)
Dai Nippon Printing Co. Ltd.	71,000	794,686	(3,749)
Daicel Corp.	129,900	1,535,057	88,534
Dai-ichi Life Holdings, Inc.	16,500	272,277	27,222

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Daiichi Sankyo Co. Ltd.	206,600	$4,543,672	$332,690
Daikin Industries Ltd.	22,500	2,182,812	125,509
Denso Corp.	8,900	378,493	(794)
Disco Corp.	1,500	225,194	15,393
Eisai Co. Ltd.	18,861	966,735	76,798
Ezaki Glico Co. Ltd.	11,300	602,991	5,439
Fuji Electric Co. Ltd.	532,000	2,910,407	(96,519)
FUJIFILM Holdings Corp.	126,800	4,759,829	(187,742)
Fujitsu Ltd.	1,564,000	9,458,287	2,109,474
Fukuoka Financial Group, Inc.	1,035,000	4,326,674	611,530
GungHo Online Entertainment, Inc.	233,500	546,514	54,801
Gunma Bank Ltd. (The)	139,200	695,599	142,625
Hachijuni Bank Ltd. (The)	360,800	2,002,806	296,056
Hakuhodo DY Holdings, Inc.	30,400	355,726	49,132
Hankyu Hanshin Holdings, Inc.	95,200	3,088,782	340,825
Haseko Corp.	454,400	5,188,779	344,627
Hikari Tsushin, Inc.	23,000	2,158,664	264,519
Hirose Electric Co. Ltd.	8,600	1,152,594	78,105
Hiroshima Bank Ltd. (The)	419,000	1,705,871	159,272
Hisamitsu Pharmaceutical Co., Inc.	41,200	2,351,080	(375,802)
Hitachi Chemical Co. Ltd.	391,600	10,541,043	1,199,363
Hitachi Construction Machinery Co. Ltd.	122,000	2,896,984	172,066
Hitachi High-Technologies Corp.	319,800	12,684,942	(230,991)
Hitachi Ltd.	788,000	4,342,896	515,670
Hitachi Metals Ltd.	246,300	3,194,475	241,996
Hoshizaki Corp.	1,200	93,435	15,442
Hoya Corp.	42,900	2,009,044	224,389
Ibiden Co. Ltd.	3,900	57,213	10,236
Idemitsu Kosan Co. Ltd.	145,400	4,970,489	(834,048)
IHI Corp.	200,000	643,425	40,052
Inpex Corp.	86,900	787,519	51,541
Isuzu Motors Ltd.	14,200	170,604	5,722
Ito En Ltd.	14,700	566,188	(29,494)
Itochu Techno-Solutions Corp.	41,100	1,192,762	248,506
Izumi Co. Ltd.	8,900	446,028	60,040
JTEKT Corp.	276,000	4,169,780	(108,344)
Kajima Corp.	1,049,000	7,214,696	1,651,053
Kaken Pharmaceutical Co. Ltd.	26,700	1,540,772	(82,890)
Kamigumi Co. Ltd.	497,000	4,439,038	785,340
Kaneka Corp.	135,000	994,616	38,599
Kao Corp.	2,700	163,765	(3,227)
Keisei Electric Railway Co. Ltd.	40,300	981,387	97,180

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Keyence Corp.	1,300	$510,569	$61,727
Kirin Holdings Co. Ltd.	104,000	2,156,008	(34,554)
Kobayashi Pharmaceutical Co. Ltd.	14,300	750,625	99,292
Koito Manufacturing Co. Ltd.	9,300	482,995	(2,087)
Konami Holdings Corp.	268,900	11,054,290	3,914,222
Kuraray Co. Ltd.	44,700	762,279	51,665
Kurita Water Industries Ltd.	46,800	1,171,949	108,222
Kyocera Corp.	6,800	399,156	(3,935)
Kyowa Hakko Kirin Co. Ltd.	89,500	1,360,505	304,106
Kyushu Financial Group, Inc.	72,700	428,631	32,035
Lion Corp.	433,700	8,156,654	839,095
Mabuchi Motor Co. Ltd.	1,200	66,985	(7,006)
Makita Corp.	7,500	275,949	1,807
Marubeni Corp.	396,300	2,411,317	156,173
Matsumotokiyoshi Holdings Co. Ltd.	21,700	1,069,411	166,714
Mazda Motor Corp.	96,600	1,330,643	26,481
McDonald’s Holdings Co. Japan Ltd.	2,200	80,760	3,636
Mebuki Financial Group, Inc.	67,700	258,882	(6,108)
Medipal Holdings Corp.	229,900	3,696,236	566,585
MEIJI Holdings Co. Ltd.	22,400	1,898,127	(81,735)
Miraca Holdings, Inc.	58,900	2,681,375	(28,573)
Mitsubishi Corp.	69,100	1,489,474	(36,921)
Mitsubishi Electric Corp.	89,700	1,232,991	64,304
Mitsubishi Gas Chemical Co., Inc.	390,500	7,811,592	482,395
Mitsubishi Tanabe Pharma Corp.	211,600	4,431,680	463,073
Mitsubishi UFJ Lease & Finance Co. Ltd.	660,500	3,169,841	454,023
Mitsui Chemicals, Inc.	810,000	3,780,373	533,180
Mizuho Financial Group, Inc.	1,130,200	1,973,749	98,443
MS&AD Insurance Group Holdings, Inc.	185,200	5,768,910	477,645
Nexon Co. Ltd.	119,900	1,911,495	466,826
NGK Insulators Ltd.	68,400	1,436,479	(65,186)
NH Foods Ltd.	136,000	3,696,747	440,387
NHK Spring Co. Ltd.	422,800	4,471,395	(7,470)
Nintendo Co. Ltd.	18,400	4,738,188	1,421,978
Nippon Electric Glass Co. Ltd.	80,000	2,673,603	244,605
Nippon Express Co. Ltd.	1,029,000	5,208,670	1,248,477
Nippon Shinyaku Co. Ltd.	56,500	3,043,565	573,241
Nippon Shokubai Co. Ltd.	42,600	2,736,690	14,982

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nippon Telegraph & Telephone Corp.	71,800	$3,124,754	$264,501
Nisshin Seifun Group, Inc.	216,220	3,230,560	324,009
Nitori Holdings Co. Ltd.	19,700	2,684,919	(47,813)
Nitto Denko Corp.	55,300	4,121,689	445,059
NOK Corp.	48,200	1,046,190	(22,921)
Nomura Holdings, Inc.	308,600	1,849,433	11,562
Nomura Research Institute Ltd.	44,600	1,618,767	143,223
NTN Corp.	240,000	1,100,977	15,834
NTT Data Corp.	117,000	1,240,181	65,146
Obayashi Corp.	540,900	5,129,955	1,242,999
Oji Holdings Corp.	706,000	3,271,206	384,106
Oracle Corp. Japan	13,900	800,712	103,451
ORIX Corp.	160,700	2,423,615	76,855
Osaka Gas Co. Ltd.	231,000	872,223	73,685
Panasonic Corp.	260,000	3,441,829	100,738
Persol Holdings Co. Ltd.	12,500	249,443	(14,590)
Pola Orbis Holdings, Inc.	42,900	1,063,116	71,872
Recruit Holdings Co. Ltd.	75,300	1,357,148	(61,244)
Resona Holdings, Inc.	2,120,800	10,638,665	1,076,236
Rohm Co. Ltd.	44,700	2,970,830	475,604
Sankyo Co. Ltd.	47,400	1,552,809	57,383
Secom Co. Ltd.	28,600	2,024,203	151,828
Sega Sammy Holdings, Inc.	184,600	2,408,190	80,627
Seiko Epson Corp.	141,300	2,914,290	238,452
Sekisui Chemical Co. Ltd.	208,300	3,341,706	395,914
Seven & i Holdings Co. Ltd.	125,600	5,264,291	(81,476)
Sharp Corp.	283,000	1,026,361	22,639
Shimadzu Corp.	69,000	1,117,388	197,420
Shimamura Co. Ltd.	40,200	5,537,062	(608,864)
Shimizu Corp.	409,000	3,679,394	666,483
Shin-Etsu Chemical Co. Ltd.	38,800	3,439,678	91,621
Shionogi & Co. Ltd.	188,400	9,906,420	598,366
SMC Corp.	2,600	802,433	(7,633)
Sojitz Corp.	3,201,700	7,741,057	140,504
Sompo Holdings, Inc.	268,600	9,623,463	802,210
Sony Corp.	49,500	1,558,027	330,089
Square Enix Holdings Co. Ltd.	190,400	5,455,914	783,862
Stanley Electric Co. Ltd.	38,200	1,067,469	90,177
Start Today Co. Ltd.	163,400	3,733,239	293,703
Subaru Corp.	17,500	567,767	25,624
Sugi Holdings Co. Ltd.	7,600	351,479	55,772
Sumitomo Chemical Co. Ltd.	318,000	1,690,301	147,675
Sumitomo Corp.	179,800	2,380,932	(36,309)
Sumitomo Dainippon Pharma Co. Ltd.	384,800	6,163,216	(910,737)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sumitomo Electric Industries Ltd.	309,900	$4,796,107	$(1,826)
Sumitomo Heavy Industries Ltd.	929,000	6,230,081	(65,580)
Sumitomo Mitsui Financial Group, Inc.	94,300	3,308,841	373,052
Sumitomo Mitsui Trust Holdings, Inc.	129,200	4,261,225	379,548
Sumitomo Rubber Industries Ltd.	44,700	766,765	(9,748)
Sundrug Co. Ltd.	34,200	1,163,248	112,492
Suntory Beverage & Food Ltd.	91,700	4,125,956	136,336
Suzuken Co. Ltd.	65,320	2,085,961	88,419
Suzuki Motor Corp.	63,200	2,541,190	469,530
Taiheiyo Cement Corp.	90,000	287,379	41,754
Taisei Corp.	923,000	6,933,161	1,509,101
Takashimaya Co. Ltd.	412,000	3,580,817	349,697
Takeda Pharmaceutical Co. Ltd.	67,600	3,428,450	3,533
TDK Corp.	9,800	604,995	42,804
Teijin Ltd.	33,900	618,197	35,975
THK Co. Ltd.	129,100	3,152,017	527,233
Toho Gas Co. Ltd.	17,000	126,335	(2,507)
Tokio Marine Holdings, Inc.	76,600	3,193,239	(5,662)
Tokyo Broadcasting System Holdings, Inc.	24,200	428,574	677
Tokyo Electric Power Co. Holdings, Inc.	353,100	1,456,688	1,033
Tokyo Electron Ltd.	4,800	603,266	45,660
Tokyo Gas Co. Ltd.	446,000	2,304,483	18,595
Tokyu Corp.	306,000	2,198,443	139,882
Toppan Printing Co. Ltd.	117,000	1,161,403	125,131
Tosoh Corp.	410,000	3,490,636	734,912
Toyo Seikan Group Holdings Ltd.	196,300	3,110,513	212,609
Toyo Suisan Kaisha Ltd.	79,900	2,978,646	86,842
Toyoda Gosei Co. Ltd.	199,900	4,832,169	(42,275)
Toyota Boshoku Corp.	415,500	8,915,325	(1,088,570)
Toyota Tsusho Corp.	88,400	2,621,300	36,516
Tsuruha Holdings, Inc.	10,100	971,012	102,251
USS Co. Ltd.	188,300	3,184,984	568,041
West Japan Railway Co.	6,200	453,298	(14,614)
Yamaguchi Financial Group, Inc.	120,000	1,262,651	190,791
Yamaha Corp.	67,800	1,821,470	525,696
Yamazaki Baking Co. Ltd.	287,700	5,912,068	(176,211)
Yokogawa Electric Corp.	198,300	3,101,059	90,246

			39,460,538

Total of Long Equity Positions			39,460,538

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(21,549)	$(1,236,567)	$(33,363)
Acom Co. Ltd.	(1,785,930)	(7,108,845)	(1,065,847)
Aeon Co. Ltd.	(400,700)	(5,840,471)	(254,019)
AEON Financial Service Co. Ltd.	(449,600)	(8,549,991)	(991,470)
Air Water, Inc.	(29,700)	(541,985)	(6,149)
Alps Electric Co. Ltd.	(530,900)	(14,111,769)	(1,309,992)
ANA Holdings, Inc.	(962,000)	(2,823,648)	(526,023)
Asahi Intecc Co. Ltd.	(28,100)	(1,175,206)	(103,460)
Asics Corp.	(436,200)	(7,079,093)	(1,027,513)
Bank of Kyoto Ltd. (The)	(885,000)	(6,289,067)	(2,097,250)
Bridgestone Corp.	(19,500)	(849,401)	6,385
Calbee, Inc.	(550,000)	(18,912,481)	(2,720,656)
Canon, Inc.	(190,600)	(5,866,724)	(616,595)
Casio Computer Co. Ltd.	(511,700)	(7,070,740)	(815,684)
Central Japan Railway Co.	(16,600)	(2,708,068)	(2,992)
Chiba Bank Ltd. (The)	(363,000)	(2,247,815)	(393,889)
Chugai Pharmaceutical Co. Ltd.	(159,300)	(5,463,277)	(505,047)
Chugoku Electric Power Co., Inc. (The)	(667,000)	(7,326,556)	(38,048)
Concordia Financial Group Ltd.	(99,500)	(441,260)	(63,044)
CyberAgent, Inc.	(85,600)	(2,507,901)	(150,542)
Daiwa Securities Group, Inc.	(167,000)	(984,544)	(9,892)
DeNA Co. Ltd.	(180,200)	(3,853,458)	(196,618)
Dentsu, Inc.	(5,000)	(267,380)	27,515
Don Quijote Holdings Co. Ltd.	(150,500)	(5,268,956)	(449,264)
East Japan Railway Co.	(24,800)	(2,327,677)	(48,069)
Electric Power Development Co. Ltd.	(364,700)	(8,169,051)	(863,925)
FamilyMart UNY Holdings Co. Ltd.	(133,000)	(7,583,476)	(32,887)
FANUC Corp.	(22,500)	(4,520,905)	166,126
Hamamatsu Photonics KK	(200,700)	(5,546,827)	(638,180)
Hino Motors Ltd.	(198,900)	(2,284,878)	64,044
Hitachi Capital Corp.	(20,100)	(471,235)	(13,440)
Hokuriku Electric Power Co.	(483,100)	(4,477,758)	116,685
Honda Motor Co. Ltd.	(129,900)	(3,634,291)	75,280
Iida Group Holdings Co. Ltd.	(37,300)	(613,626)	(8,967)
Isetan Mitsukoshi Holdings Ltd.	(107,700)	(1,108,404)	24,920
ITOCHU Corp.	(64,900)	(941,239)	(25,053)
Iyo Bank Ltd. (The)	(563,200)	(3,647,467)	(1,030,829)
J Front Retailing Co. Ltd.	(6,300)	(91,372)	(5,714)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Japan Airlines Co. Ltd.	(28,300)	$(849,962)	$(26,650)
Japan Airport Terminal Co. Ltd.	(69,475)	(2,352,729)	(314,391)
Japan Post Bank Co. Ltd.	(116,500)	(1,407,808)	(87,719)
Japan Post Holdings Co. Ltd.	(109,000)	(1,315,906)	(39,986)
Japan Tobacco, Inc.	(71,900)	(2,359,923)	(167,226)
JFE Holdings, Inc.	(89,100)	(1,432,760)	(118,613)
JGC Corp.	(209,800)	(3,382,611)	(34,890)
JSR Corp.	(44,700)	(743,033)	(30,780)
Kakaku.com, Inc.	(590,000)	(8,306,126)	(175,083)
Kansai Paint Co. Ltd.	(290,200)	(6,152,352)	(547,263)
Kawasaki Heavy Industries Ltd.	(1,150,000)	(3,349,272)	(73,844)
KDDI Corp.	(10,500)	(270,768)	(6,932)
Keikyu Corp.	(455,000)	(4,997,262)	(490,190)
Keio Corp.	(129,000)	(1,005,970)	(75,341)
Kewpie Corp.	(32,400)	(823,680)	(27,132)
Kikkoman Corp.	(195,300)	(5,828,696)	(418,598)
Kintetsu Group Holdings Co. Ltd.	(977,000)	(3,507,406)	(261,935)
Kobe Steel Ltd.	(812,400)	(6,976,097)	(1,400,751)
Konica Minolta, Inc.	(42,400)	(336,297)	(17,441)
Kose Corp.	(13,500)	(1,206,017)	(274,538)
Kubota Corp.	(114,900)	(1,682,792)	(259,340)
Kyushu Electric Power Co., Inc.	(642,900)	(6,904,324)	(909,308)
Kyushu Railway Co.	(39,600)	(1,293,673)	9,282
Lawson, Inc.	(18,700)	(1,282,028)	(26,655)
LIXIL Group Corp.	(34,100)	(834,004)	(20,716)
M3, Inc.	(112,211)	(2,883,870)	(211,625)
Marui Group Co. Ltd.	(465,700)	(6,129,049)	(752,065)
Maruichi Steel Tube Ltd.	(6,100)	(173,237)	(4,238)
MINEBEA MITSUMI, Inc.	(150,340)	(2,409,825)	(21,466)
MISUMI Group, Inc.	(197,700)	(3,513,452)	(1,017,761)
Mitsubishi Chemical Holdings Corp.	(228,700)	(1,779,841)	(125,632)
Mitsubishi Heavy Industries Ltd.	(1,157,000)	(4,538,105)	(225,447)
Mitsubishi Logistics Corp.	(164,000)	(2,125,122)	(63,195)
Mitsubishi Motors Corp.	(188,700)	(1,222,716)	(25,187)
Mitsui OSK Lines Ltd.	(340,000)	(990,102)	(13,885)
MonotaRO Co. Ltd.	(185,000)	(5,791,266)	(187,445)
Murata Manufacturing Co. Ltd.	(67,600)	(9,170,422)	(1,149,802)
Nabtesco Corp.	(29,100)	(782,621)	(66,053)
Nagoya Railroad Co. Ltd.	(717,000)	(3,295,947)	(49,653)
Nankai Electric Railway Co. Ltd.	(110,000)	(533,754)	(35,886)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
NGK Spark Plug Co. Ltd.	(655,100)	$(13,803,136)	$(229,443)
Nidec Corp.	(39,000)	(3,917,932)	(88,929)
Nikon Corp.	(200,333)	(2,848,414)	(362,754)
Nippon Paint Holdings Co. Ltd.	(207,200)	(7,340,101)	(542,772)
Nippon Steel & Sumitomo Metal Corp.	(63,300)	(1,370,145)	(64,280)
Nippon Yusen KK	(1,739,000)	(3,490,252)	239,212
Nissan Chemical Industries Ltd.	(41,600)	(1,187,509)	(190,986)
Nissan Motor Co. Ltd.	(638,900)	(5,950,646)	(428,728)
Nissin Foods Holdings Co. Ltd.	(54,700)	(3,075,047)	(345,323)
NSK Ltd.	(6,200)	(77,289)	(730)
Obic Co. Ltd.	(22,500)	(1,093,251)	(292,208)
Odakyu Electric Railway Co. Ltd.	(325,000)	(6,170,852)	(397,648)
Olympus Corp.	(47,300)	(1,745,029)	12,032
Omron Corp.	(5,600)	(241,280)	(2,484)
Ono Pharmaceutical Co. Ltd.	(282,500)	(5,860,371)	(301,346)
Orient Corp.	(1,244,300)	(2,157,246)	(16,293)
Oriental Land Co. Ltd.	(62,500)	(3,611,724)	(624,216)
Park24 Co. Ltd.	(20,000)	(525,167)	16,240
Pigeon Corp.	(44,000)	(1,387,663)	(211,971)
Rakuten, Inc.	(188,200)	(1,945,078)	(275,854)
Ricoh Co. Ltd.	(1,704,000)	(13,486,498)	(1,608,597)
Rinnai Corp.	(24,200)	(1,909,699)	(351,218)
Ryohin Keikaku Co. Ltd.	(37,100)	(8,399,888)	(885,528)
Santen Pharmaceutical Co. Ltd.	(335,200)	(4,522,129)	(30,936)
Sawai Pharmaceutical Co. Ltd.	(42,100)	(2,233,978)	(130,456)
Seibu Holdings, Inc.	(497,200)	(8,390,661)	(821,712)
Sekisui House Ltd.	(91,000)	(1,446,100)	(162,198)
Seven Bank Ltd.	(3,989,600)	(13,606,545)	(697,992)
Shikoku Electric Power Co., Inc.	(638,273)	(6,946,412)	(587,880)
Shimano, Inc.	(63,100)	(9,139,998)	(878,931)
Shinsei Bank Ltd.	(760,000)	(1,269,775)	(61,564)
Shizuoka Bank Ltd. (The)	(484,000)	(3,805,666)	(583,892)
SoftBank Group Corp.	(7,400)	(605,390)	3,843
Sohgo Security Services Co. Ltd.	(51,000)	(2,176,632)	(125,513)
Sony Financial Holdings, Inc.	(810,500)	(12,393,171)	(1,467,987)
Sosei Group Corp.	(30,300)	(3,113,820)	(219,232)
Sumco Corp.	(48,800)	(722,455)	13,150
Sumitomo Metal Mining Co. Ltd.	(256,000)	(3,284,810)	(136,907)
Suruga Bank Ltd.	(58,900)	(1,291,320)	(141,156)
Sysmex Corp.	(87,300)	(5,294,450)	69,220
T&D Holdings, Inc.	(95,900)	(1,369,405)	(97,111)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	(1,400)	$(112,186)	$5,513
Taiyo Nippon Sanso Corp.	(307,216)	(3,505,035)	39,868
Terumo Corp.	(6,300)	(255,171)	6,579
Tobu Railway Co. Ltd.	(194,000)	(957,745)	(102,168)
Toho Co. Ltd.	(27,900)	(754,617)	(105,818)
Tohoku Electric Power Co., Inc.	(31,200)	(422,603)	(9,801)
Toray Industries, Inc.	(508,700)	(4,425,517)	157,692
TOTO Ltd.	(55,700)	(2,092,694)	(41,440)
Toyota Industries Corp.	(146,800)	(6,902,531)	(861,766)
Toyota Motor Corp.	(89,572)	(4,671,397)	(36,821)
Trend Micro, Inc.	(38,600)	(1,813,913)	(181,053)
Unicharm Corp.	(27,300)	(648,348)	(38,956)
Yahoo Japan Corp.	(1,648,200)	(7,607,886)	442,788
Yakult Honsha Co. Ltd.	(135,068)	(7,697,392)	(1,509,257)
Yamada Denki Co. Ltd.	(1,202,370)	(5,895,792)	(82,448)
Yamaha Motor Co. Ltd.	(155,000)	(3,478,178)	(543,974)
Yamato Holdings Co. Ltd.	(173,000)	(3,612,150)	97,555
Yaskawa Electric Corp.	(510,500)	(9,763,432)	(1,106,164)
Yokohama Rubber Co. Ltd. (The)	(68,100)	(1,323,563)	(49,278)

			(42,238,873)

Total of Short Equity Positions			(42,238,873)

Total of Long and Short Equity Positions			(2,778,335)

Net Cash and Other Receivables/ (Payables) (b)			18,872

Swaps, at Value			$(2,759,463)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	43-46 months maturity 01/14/2021	$279,463

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Norway
DNB ASA	133,429	$2,179,527	$92,074
Gjensidige Forsikring ASA	29,520	450,737	53,167
Marine Harvest ASA	100,894	1,761,566	(35,349)
Norsk Hydro ASA	285,696	1,637,974	(56,930)
Orkla ASA	294,517	2,713,986	279,489

			332,451

United Kingdom
Subsea 7 SA	154,937	2,495,998	(406,914)

Total of Long Equity Positions			(74,463)

Short Positions

Common Stocks
Norway
Schibsted ASA	(194,407)	(4,861,788)	166,301
Statoil ASA	(116,857)	(2,054,312)	116,573

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Norway (continued)
Telenor ASA	(73,816)	$(1,226,633)	$2,008
Yara International ASA	(48,676)	(1,889,931)	59,603

			344,485

Total of Short Equity Positions			344,485

Total of Long and Short Equity Positions			270,022

Net Cash and Other Receivables/ (Payables) (b)			9,441

Swaps, at Value			$279,463

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	43-52 months maturity 01/14/2021	$(1,121,629)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Aberdeen Asset Management plc	2,013,405	$7,157,593	$769,390
Amec Foster Wheeler plc	2,840,590	19,511,447	(2,208,108)

			(1,438,718)

Total of Long Equity Positions			(1,438,718)

Short Positions

Common Stocks
United Kingdom
British American Tobacco plc	(293,981)	(18,179,141)	(1,853,585)
John Wood Group plc	(2,130,347)	(20,694,321)	2,894,860
Standard Life plc	(1,523,223)	(7,286,783)	(633,981)

			407,294

Total of Short Equity Positions			407,294

Total of Long and Short Equity Positions			(1,031,424)

Net Cash and Other Receivables/ (Payables) (b)			(90,205)

Swaps, at Value			$(1,121,629)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	43-52 months maturity 01/14/2021	$3,295,111

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
BCE, Inc.	983	$38,664	$5,605
Canadian Imperial Bank of Commerce	9	506	226
Veresen, Inc.	2,759,000	38,732,417	286,754

			292,585

Total of Long Equity Positions			292,585

Short Positions

Common Stocks
Canada
Fairfax Financial Holdings Ltd.	(6,883)	(3,140,251)	157,282
MacDonald Dettwiler & Associates Ltd.	(117,057)	(5,898,787)	(192,365)
Pembina Pipeline Corp.	(872,120)	(28,466,082)	(418,521)

			(453,604)

Total of Short Equity Positions			(453,604)

Total of Long and Short Equity Positions			(161,019)

Net Cash and Other Receivables/ (Payables) (b)			3,456,130

Swaps, at Value			$3,295,111

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	43-61 months maturity 01/14/2021	$11,831,059

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Agrium, Inc.	12,762	$1,168,893	$(14,060)
Novadaq Technologies, Inc.	95,600	1,117,235	3,197

			(10,863)

Hong Kong
Nord Anglia Education, Inc.	78,953	2,554,953	16,546

Netherlands
NXP Semiconductors NV	413,101	41,158,681	4,055,223

United States
Akorn, Inc.	690,688	22,930,093	235,583
Albany Molecular Research, Inc.	190,300	4,095,648	33,862
Alere, Inc.	298,459	15,879,965	(900,308)
Allied World Assurance Co. Holdings AG	118,805	6,213,813	70,972
Astoria Financial Corp.	344,647	7,238,607	(293,970)
Atwood Oceanics, Inc.	597,465	5,290,206	(420,866)
Brocade Communications Systems, Inc.	2,928,840	36,244,026	688,646
Cabela’s, Inc.	12,337	767,059	(33,994)
Capital Bank Financial Corp.	189,807	7,249,856	(18,209)
Care Capital Properties, Inc.	595,726	16,493,392	(587,508)
CR Bard, Inc.	76,410	23,231,141	922,824
CU Bancorp	118,665	4,394,618	(104,879)
DigitalGlobe, Inc.	374,056	11,855,800	600,264
DuPont Fabros Technology, Inc.	548,194	33,636,071	(108,526)
EI du Pont de Nemours & Co.	212,833	17,188,324	(10,573)
Eldorado Resorts, Inc.	5,000	65,206	34,794
FelCor Lodging Trust, Inc.	917,985	6,553,795	64,877

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Potomac Realty Trust	19,683	$218,206	$472
Forestar Group, Inc.	257,538	4,031,098	385,679
General Communication, Inc.	53,448	1,927,292	31,043
Genworth Financial, Inc.	1,190,243	5,565,198	(1,077,982)
Huntsman Corp.	1,276,847	32,927,817	65,909
Kate Spade & Co.	1,123,531	20,651,549	122,539
KCG Holdings, Inc.	339,780	6,709,915	65,298
Lattice Semiconductor Corp.	859,013	6,395,270	(674,243)
Level 3 Communications, Inc.	590,507	34,300,009	717,056
Mobileye NV	593,614	36,212,263	1,066,696
Monsanto Co.	161,452	16,723,153	2,386,306
NeuStar, Inc.	137,039	4,548,206	22,045
Noble Energy, Inc.	11,124	413,216	(98,407)
Pacific Continental Corp.	196,298	5,119,700	(104,286)
Panera Bread Co.	70,524	22,024,689	164,982
PAREXEL International Corp.	268,131	23,362,275	(59,010)
Park Sterling Corp.	28,494	331,387	7,122
Parkway, Inc.	21,458	490,938	236
Patheon NV	165,705	5,732,914	46,876
Reynolds American, Inc.	558,900	32,395,005	3,955,851
Rice Energy, Inc.	1,045,249	25,709,289	2,125,692
Rockwell Collins, Inc.	7	567	169
Spectranetics Corp. (The)	259,759	9,974,494	251
Staples, Inc.	1,160,648	11,720,471	(32,745)
Stonegate Bank	94,570	4,407,094	(39,852)
Straight Path Communications, Inc.	34,000	3,075,045	3,033,055
Swift Transportation Co.	432,451	10,334,401	1,125,551
Time Warner, Inc.	516,059	48,216,140	3,601,345
United Bankshares, Inc.	9,739	369,199	12,570
VCA, Inc.	400,459	36,418,854	547,516
VWR Corp.	129,354	4,261,473	8,502
West Corp.	383,437	8,865,284	76,466

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Westar Energy, Inc.	435,629	$24,366,969	$(1,269,920)
WGL Holdings, Inc.	120,467	10,031,351	19,211
Whole Foods Market, Inc.	384,079	16,114,997	58,570
Xactly Corp.	74,665	1,170,982	(2,475)
Xcerra Corp.	476,792	4,645,300	12,957

			16,474,034

Total of Long Equity Positions			20,534,940

Short Positions

Common Stocks
Canada
Enbridge, Inc.	(1)	(43)	4
Potash Corp. of Saskatchewan, Inc.	(71,094)	(1,171,292)	12,460

			12,464

United States
Analog Devices, Inc.	(1)	(73)	(5)
AT&T, Inc.	(534,703)	(20,409,843)	235,499
Becton Dickinson and Co.	(38,793)	(6,930,714)	(638,188)
CBOE Holdings, Inc.	(1)	(77)	(15)
CenturyLink, Inc.	(843,597)	(21,357,742)	1,212,646
Columbia Banking System, Inc.	(126,220)	(5,278,599)	248,732
Digital Realty Trust, Inc.	(298,624)	(33,963,518)	233,937
Dow Chemical Co. (The)	(272,854)	(17,425,847)	216,945
Ensco plc	(955,730)	(5,349,684)	418,117
EQT Corp.	(386,742)	(20,612,026)	(2,047,187)
First Horizon National Corp.	(332,244)	(5,851,995)	64,304
FNB Corp.	(1)	(13)	(1)
Gartner, Inc.	(2)	(200)	(48)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Great Plains Energy, Inc.	(82,604)	$(2,408,920)	$(9,725)
Home BancShares, Inc.	(52,684)	(1,352,293)	40,461
Knight Transportation, Inc.	(311,444)	(10,462,295)	(1,076,705)
Liberty Ventures	(33,672)	(1,759,967)	(742)
PacWest Bancorp	(62,969)	(3,080,590)	139,938
Praxair, Inc.	(86,191)	(10,179,236)	(1,245,381)
Regency Centers Corp.	(10)	(693)	66
RLJ Lodging Trust	(332,553)	(6,711,869)	104,041
Sabra Health Care REIT, Inc.	(669,010)	(16,603,793)	480,652
South State Corp.	(3,989)	(336,416)	(5,441)
Sterling Bancorp	(301,753)	(7,362,310)	346,553
Tesoro Corp.	(34,001)	(2,776,544)	(405,949)
UnitedHealth Group, Inc.	(8)	(1,328)	(156)
Veeco Instruments, Inc.	(1)	(31)	3

			(1,687,649)

Total of Short Equity Positions			(1,675,185)

Total of Long and Short Equity Positions			18,859,755

Net Cash and Other Receivables/ (Payables) (b)			(7,028,696)

Swaps, at Value			$11,831,059

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	43-50 months maturity 01/14/2021	$(2,341,445)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Zodiac Aerospace	620,520	$19,886,817	$(3,028,283)

Germany
Linde AG	54,946	9,928,560	530,584
STADA Arzneimittel AG	132,004	9,226,873	149,503

			680,087

Italy
Luxottica Group SpA	601,099	35,282,778	(293,987)

Total of Long Equity Positions			(2,642,183)

Short Positions

Common Stocks
France
Essilor International SA	(277,105)	(35,737,235)	485,947

Total of Long and Short Equity Positions			(2,156,236)

Net Cash and Other Receivables/ (Payables) (b)			(185,209)

Swaps, at Value			$(2,341,445)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	43-44 months maturity 01/14/2021	$1,690,161

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Idorsia Ltd.	90,859	$23,242	$1,691,794

Short Positions

Common Stocks
Switzerland
Clariant AG (Registered)	(1,557,225)	(34,358,652)	(15,177)

Total of Long and Short Equity Positions			1,676,617

Net Cash and Other Receivables/ (Payables) (b)			13,544

Swaps, at Value			$1,690,161

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	24-25 months maturity 05/22/2018	$4,907

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
BCE, Inc.	(1,911)	$(91,953)	$5,893

Net Cash and Other Receivables/ (Payables) (b)			(986)

Swaps, at Value			$4,907

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(1,590,000)	$—	$(1,590,000)
Investment Companies	6,730,000	—	6,730,000

BARC
Cash	—	116,740,597	116,740,597

CITG
Cash	—	(17,003,968)	(17,003,968)
Investment Companies	—	10,614,335	10,614,335

DTBK
Investment Companies	35,306,742	—	35,306,742

GSCO
Cash	—	19,406,005	19,406,005

GSIN
Cash	(3,810,000)	—	(3,810,000)
Investment Companies	67,885,185	—	67,885,185

JPMC
Investment Companies	704,021,515	—	704,021,515

JPMS
Cash	—	11,542,017	11,542,017

MSCL
Cash	—	1,390,517	1,390,517

MSCS
Cash	63,842,224	—	63,842,224

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(1,250,000)	$—	$(1,250,000)
Investment Companies	3,862,465	—	3,862,465

GSCO
Cash	—	3,572,131	3,572,131

GSIN
Cash	2,290,000	—	2,290,000

JPPC
Cash	—	3,452,411	3,452,411

MACQ
Cash	1,580,000	—	1,580,000

MLIN
Cash	3,446,665	—	3,446,665

MSCL
Cash	—	(2,163,029)	(2,163,029)
U.S. Treasury Bills	—	18,570,980	18,570,980

SOCG
Cash	1,190,000	—	1,190,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 87.7%
INVESTMENT COMPANIES - 46.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (a)(b)	2,254,876	$2,254,876
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (a)(b)	9,019,503	9,019,503
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (a)(b)(c)	17,829,495	17,829,495
Limited Purpose Cash Investment Fund, 0.81% (a)	55,021,330	55,015,828
UBS Select Treasury Preferred Fund, Class I, 0.85% (a)(b)	11,274,379	11,274,379

TOTAL INVESTMENT COMPANIES (Cost $95,394,081)		95,394,081

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 41.1%
U.S. Treasury Bills
0.63%, 7/6/2017 (d)	$1,355,000	1,354,915
0.59%, 7/13/2017 (d)	2,233,000	2,232,520
0.61%, 7/20/2017 (d)	7,500,000	7,497,232
0.62%, 8/10/2017 (b)(d)	22,001,000	21,980,759
0.65%, 8/17/2017 (d)	3,204,000	3,200,379
0.67%, 8/24/2017 (d)	9,080,000	9,067,960
0.91%, 10/5/2017 (b)(d)	1,457,000	1,453,139
0.98%, 11/2/2017 (d)	287,000	285,986

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 41.1% (continued)
1.03%, 11/16/2017 (b)(d)	$27,408,000	$27,299,026
1.06%, 11/24/2017 (d)	2,232,000	2,222,538
1.06%, 11/30/2017 (b)(d)	3,308,000	3,293,448
1.07%, 12/7/2017 (d)	2,189,000	2,178,786
1.11%, 12/14/2017 (d)	1,998,000	1,988,284

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,065,691)		84,054,972

TOTAL SHORT-TERM INVESTMENTS (Cost $179,459,772)		179,449,053

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 87.7% (Cost $179,459,772)		179,449,053

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.3% (e)		25,116,942

NET ASSETS - 100.0%		$204,565,995

(a)	Represents 7-day effective yield as of 6/30/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CITI	Coffee ‘C’ September Futures^	08/2017	USD	2,019,591	$(181,229)
MACQ	Coffee ‘C’ September Futures^	08/2017	USD	562,694	(44,182)
SOCG	Coffee ‘C’ September Futures^	08/2017	USD	1,447,019	(127,169)
CITI	Corn September Futures^	08/2017	USD	2,613,863	(80,213)
GSIN	Corn September Futures^	08/2017	USD	805,203	(5,103)
MACQ	Corn September Futures^	08/2017	USD	6,337,065	63,735
CITI	Cotton No. 2 December Futures^	11/2017	USD	4,223,885	(279,960)
GSIN	Cotton No. 2 December Futures^	11/2017	USD	330,955	(22,300)
GSIN	Lean Hogs August Futures^	08/2017	USD	(67,000)	—
GSIN	Lean Hogs August Futures^	08/2017	USD	315,200	19,800
SOCG	Lean Hogs August Futures^	08/2017	USD	914,306	23,695
SOCG	Lean Hogs August Futures^	08/2017	USD	(722,795)	(14,205)
SOCG	Lean Hogs July Futures^	07/2017	USD	1,214,246	235,754
SOCG	Lean Hogs July Futures^	07/2017	USD	(1,291,691)	(158,309)
GSIN	Lean Hogs October Futures^	10/2017	USD	56,576	(216)
SOCG	Lean Hogs October Futures^	10/2017	USD	56,142	218
MACQ	Live Cattle August Futures^	08/2017	USD	5,034,066	(195,986)
MACQ	Live Cattle August Futures^	08/2017	USD	(973,046)	(3,874)
SOCG	Live Cattle August Futures^	08/2017	USD	4,846,041	(147,521)
SOCG	Live Cattle August Futures^	08/2017	USD	(926,166)	(4,234)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MACQ	Live Cattle October Futures^	10/2017	USD	962,189	$ 5,491
SOCG	Live Cattle October Futures^	10/2017	USD	915,890	5,710
GSIN	Soybean Meal December Futures^	11/2017	USD	(2,637,870)	(7,330)
GSIN	Soybean Meal December Futures^	11/2017	USD	2,696,546	(51,346)
SOCG	Soybean Meal December Futures^	11/2017	USD	(7,444,695)	(117,465)
CITI	Soybean November Futures^	10/2017	USD	5,402,060	(55,460)
MACQ	Soybean November Futures^	10/2017	USD	(138,293)	(4,919)
MACQ	Soybean November Futures^	10/2017	USD	2,319,565	(28,165)
SOCG	Soybean November Futures^	10/2017	USD	965,872	(11,122)
SOCG	Soybean Oil December Futures^	11/2017	USD	306,187	13,877
CITI	Wheat September Futures^	08/2017	USD	857,880	62,620
CITI	Wheat September Futures^	08/2017	USD	(5,724,683)	(981,817)
GSIN	Wheat September Futures^	08/2017	USD	(516,339)	(88,561)
MACQ	Wheat September Futures^	08/2017	USD	(3,208,640)	(552,260)
SOCG	Wheat September Futures^	08/2017	USD	(3,004,256)	(519,944)
SOCG	Wheat September Futures^	08/2017	USD	331,531	36,669

					$(3,215,321)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
231	GSCO	Brent Crude Futures^	08/2017	$11,268,401	$11,328,240	$59,839
26	MSCL	Cocoa Futures^	09/2017	493,004	504,400	11,396
247	MSCL	Coffee ‘C’ Futures^	09/2017	12,392,104	11,642,963	(749,141)
908	MSCL	Corn Futures^	09/2017	17,143,870	17,297,400	153,530
238	GSCO	Gas Oil Futures^	09/2017	10,238,476	10,400,600	162,124
383	MSCL	Gold 100 OZ Futures^	08/2017	48,243,856	47,580,090	(663,766)
96	MSCL	Gold 100 OZ Futures^	12/2017	12,001,861	11,996,160	(5,701)
73	MSCL	Heating Oil ULSD Futures^	08/2017	4,439,742	4,570,486	130,744
95	MSCL	Lean Hogs Futures^	08/2017	3,087,568	3,182,500	94,932
23	MSCL	Lean Hogs Futures^	10/2017	645,166	648,140	2,974
196	MSCL	Live Cattle Futures^	08/2017	9,462,390	9,117,920	(344,470)
48	MSCL	Live Cattle Futures^	10/2017	2,196,836	2,211,840	15,004
27	JPPC	LME Aluminum Futures^	07/2017	1,323,066	1,291,477	(31,589)
10	JPPC	LME Aluminum Futures^	07/2017	478,461	478,125	(336)
4	JPPC	LME Aluminum Futures^	08/2017	191,010	191,275	265
9	JPPC	LME Aluminum Futures^	08/2017	427,540	430,688	3,148
28	JPPC	LME Aluminum Futures^	09/2017	1,344,069	1,341,438	(2,631)
33	JPPC	LME Aluminum Futures^	09/2017	1,551,085	1,582,969	31,884
894	JPPC	LME Aluminum Futures^	09/2017	43,485,298	42,900,825	(584,473)
75	JPPC	LME Aluminum Futures^	09/2017	3,525,034	3,598,782	73,748
73	JPPC	LME Aluminum Futures^	09/2017	3,429,304	3,501,719	72,415
24	JPPC	LME Aluminum Futures^	09/2017	1,122,748	1,151,358	28,610
8	JPPC	LME Copper Futures^	07/2017	1,179,020	1,185,472	6,452
8	JPPC	LME Copper Futures^	07/2017	1,141,420	1,185,800	44,380
15	JPPC	LME Copper Futures^	07/2017	2,117,099	2,220,937	103,838
2	JPPC	LME Copper Futures^	09/2017	283,580	296,813	13,233
16	JPPC	LME Copper Futures^	09/2017	2,280,925	2,375,160	94,235

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
15	JPPC	LME Copper Futures^	09/2017	$ 2,124,776	$ 2,227,336	$ 102,560
302	JPPC	LME Copper Futures^	09/2017	43,751,792	44,848,887	1,097,095
1	JPPC	LME Copper Futures^	09/2017	145,252	148,423	3,171
7	JPPC	LME Lead Futures^	07/2017	405,146	397,887	(7,259)
3	JPPC	LME Lead Futures^	07/2017	168,009	170,813	2,804
4	JPPC	LME Lead Futures^	07/2017	224,810	227,814	3,004
8	JPPC	LME Lead Futures^	07/2017	432,020	456,458	24,438
7	JPPC	LME Lead Futures^	08/2017	379,822	400,150	20,328
3	JPPC	LME Lead Futures^	08/2017	165,907	171,642	5,735
8	JPPC	LME Lead Futures^	08/2017	415,620	458,160	42,540
2	JPPC	LME Lead Futures^	09/2017	105,105	114,580	9,475
6	JPPC	LME Lead Futures^	09/2017	314,363	343,977	29,614
117	JPPC	LME Lead Futures^	09/2017	6,602,659	6,709,219	106,560
11	JPPC	LME Lead Futures^	09/2017	604,824	630,300	25,476
3	JPPC	LME Lead Futures^	09/2017	170,407	171,900	1,493
13	JPPC	LME Lead Futures^	09/2017	752,607	744,900	(7,707)
2	JPPC	LME Nickel Futures^	07/2017	123,535	112,171	(11,364)
10	JPPC	LME Nickel Futures^	07/2017	584,425	561,060	(23,365)
5	JPPC	LME Nickel Futures^	07/2017	291,612	280,547	(11,065)
7	JPPC	LME Nickel Futures^	07/2017	398,597	392,935	(5,662)
1	JPPC	LME Nickel Futures^	07/2017	55,592	56,158	566
8	JPPC	LME Nickel Futures^	08/2017	434,934	449,493	14,559
9	JPPC	LME Nickel Futures^	08/2017	502,602	506,029	3,427
8	JPPC	LME Nickel Futures^	08/2017	435,196	449,866	14,670
1	JPPC	LME Nickel Futures^	09/2017	53,258	56,290	3,032
182	JPPC	LME Nickel Futures^	09/2017	10,832,989	10,251,150	(581,839)
17	JPPC	LME Nickel Futures^	09/2017	917,154	957,423	40,269
2	JPPC	LME Nickel Futures^	09/2017	109,762	112,668	2,906
5	JPPC	LME Nickel Futures^	09/2017	279,720	281,700	1,980
9	JPPC	LME Zinc Futures^	07/2017	629,572	619,537	(10,035)
12	JPPC	LME Zinc Futures^	07/2017	772,529	826,500	53,971
3	JPPC	LME Zinc Futures^	07/2017	195,307	206,643	11,336
1	JPPC	LME Zinc Futures^	08/2017	63,727	68,932	5,205
7	JPPC	LME Zinc Futures^	08/2017	460,122	482,547	22,425
9	JPPC	LME Zinc Futures^	08/2017	579,156	620,433	41,277
7	JPPC	LME Zinc Futures^	08/2017	439,734	482,475	42,741
6	JPPC	LME Zinc Futures^	08/2017	394,075	413,682	19,607
9	JPPC	LME Zinc Futures^	09/2017	577,271	620,719	43,448
13	JPPC	LME Zinc Futures^	09/2017	807,657	896,799	89,142
6	JPPC	LME Zinc Futures^	09/2017	378,090	414,000	35,910
214	JPPC	LME Zinc Futures^	09/2017	14,561,503	14,766,000	204,497
3	JPPC	LME Zinc Futures^	09/2017	205,189	206,850	1,661
19	JPPC	LME Zinc Futures^	09/2017	1,307,565	1,310,050	2,485
209	MSCL	Natural Gas Futures^	08/2017	6,250,865	6,334,790	83,925
219	MSCL	Silver Futures^	09/2017	19,202,906	18,206,565	(996,341)
349	MSCL	Soybean Futures^	11/2017	16,804,492	16,660,387	(144,105)
348	MSCL	Soybean Meal Futures^	12/2017	11,018,243	10,829,760	(188,483)
485	MSCL	Soybean Oil Futures^	12/2017	9,269,029	9,701,940	432,911
894	MSCL	Sugar #11 (World Markets) Futures^	09/2017	15,190,653	13,827,677	(1,362,976)
429	MSCL	Wheat Futures^	09/2017	10,001,898	11,282,700	1,280,802
575	MSCL	WTI Crude Futures^	08/2017	26,442,497	26,616,750	174,253

				402,827,508	402,299,249	(528,259)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
28	MSCL	Cotton No. 2 Futures^	12/2017	$(958,588)	$(960,260)	$(1,672)
129	MSCL	Gasoline RBOB Futures^	08/2017	(7,851,943)	(8,140,003)	(288,060)
27	JPPC	LME Aluminum Futures^	07/2017	(1,322,239)	(1,291,477)	30,762
10	JPPC	LME Aluminum Futures^	07/2017	(479,976)	(478,125)	1,851
4	JPPC	LME Aluminum Futures^	08/2017	(191,100)	(191,275)	(175)
9	JPPC	LME Aluminum Futures^	08/2017	(426,803)	(430,688)	(3,885)
28	JPPC	LME Aluminum Futures^	09/2017	(1,352,668)	(1,341,438)	11,230
33	JPPC	LME Aluminum Futures^	09/2017	(1,546,431)	(1,582,968)	(36,537)
240	JPPC	LME Aluminum Futures^	09/2017	(11,369,351)	(11,517,000)	(147,649)
75	JPPC	LME Aluminum Futures^	09/2017	(3,520,461)	(3,598,781)	(78,320)
73	JPPC	LME Aluminum Futures^	09/2017	(3,420,664)	(3,501,719)	(81,055)
24	JPPC	LME Aluminum Futures^	09/2017	(1,121,341)	(1,151,358)	(30,017)
8	JPPC	LME Copper Futures^	07/2017	(1,177,306)	(1,185,472)	(8,166)
8	JPPC	LME Copper Futures^	07/2017	(1,137,808)	(1,185,800)	(47,992)
15	JPPC	LME Copper Futures^	07/2017	(2,111,684)	(2,220,938)	(109,254)
2	JPPC	LME Copper Futures^	09/2017	(284,287)	(296,813)	(12,526)
16	JPPC	LME Copper Futures^	09/2017	(2,273,961)	(2,375,160)	(101,199)
15	JPPC	LME Copper Futures^	09/2017	(2,123,588)	(2,227,335)	(103,747)
34	JPPC	LME Copper Futures^	09/2017	(4,878,567)	(5,049,213)	(170,646)
1	JPPC	LME Copper Futures^	09/2017	(145,581)	(148,423)	(2,842)
7	JPPC	LME Lead Futures^	07/2017	(403,991)	(397,887)	6,104
3	JPPC	LME Lead Futures^	07/2017	(168,249)	(170,813)	(2,564)
4	JPPC	LME Lead Futures^	07/2017	(224,336)	(227,814)	(3,478)
8	JPPC	LME Lead Futures^	07/2017	(431,886)	(456,458)	(24,572)
7	JPPC	LME Lead Futures^	08/2017	(379,383)	(400,150)	(20,767)
3	JPPC	LME Lead Futures^	08/2017	(163,999)	(171,643)	(7,644)
8	JPPC	LME Lead Futures^	08/2017	(416,891)	(458,160)	(41,269)
2	JPPC	LME Lead Futures^	09/2017	(105,412)	(114,580)	(9,168)
6	JPPC	LME Lead Futures^	09/2017	(313,935)	(343,977)	(30,042)
38	JPPC	LME Lead Futures^	09/2017	(2,090,982)	(2,179,063)	(88,081)
11	JPPC	LME Lead Futures^	09/2017	(599,473)	(630,300)	(30,827)
3	JPPC	LME Lead Futures^	09/2017	(170,122)	(171,900)	(1,778)
13	JPPC	LME Lead Futures^	09/2017	(752,018)	(744,900)	7,118
2	JPPC	LME Nickel Futures^	07/2017	(123,835)	(112,171)	11,664
10	JPPC	LME Nickel Futures^	07/2017	(585,623)	(561,060)	24,563
5	JPPC	LME Nickel Futures^	07/2017	(291,866)	(280,547)	11,319
7	JPPC	LME Nickel Futures^	07/2017	(397,101)	(392,935)	4,166
1	JPPC	LME Nickel Futures^	07/2017	(55,431)	(56,159)	(728)
8	JPPC	LME Nickel Futures^	08/2017	(435,340)	(449,492)	(14,152)
9	JPPC	LME Nickel Futures^	08/2017	(501,093)	(506,029)	(4,936)
8	JPPC	LME Nickel Futures^	08/2017	(436,060)	(449,866)	(13,806)
1	JPPC	LME Nickel Futures^	09/2017	(53,393)	(56,290)	(2,897)
24	JPPC	LME Nickel Futures^	09/2017	(1,389,343)	(1,351,800)	37,543
17	JPPC	LME Nickel Futures^	09/2017	(910,818)	(957,423)	(46,605)
2	JPPC	LME Nickel Futures^	09/2017	(109,339)	(112,668)	(3,329)
5	JPPC	LME Nickel Futures^	09/2017	(279,205)	(281,700)	(2,495)
9	JPPC	LME Zinc Futures^	07/2017	(627,948)	(619,537)	8,411
12	JPPC	LME Zinc Futures^	07/2017	(775,075)	(826,500)	(51,425)
3	JPPC	LME Zinc Futures^	07/2017	(194,815)	(206,644)	(11,829)
1	JPPC	LME Zinc Futures^	08/2017	(63,818)	(68,932)	(5,114)
7	JPPC	LME Zinc Futures^	08/2017	(462,158)	(482,547)	(20,389)
9	JPPC	LME Zinc Futures^	08/2017	(577,103)	(620,433)	(43,330)
7	JPPC	LME Zinc Futures^	08/2017	(443,608)	(482,475)	(38,867)
6	JPPC	LME Zinc Futures^	08/2017	(394,485)	(413,682)	(19,197)
9	JPPC	LME Zinc Futures^	09/2017	(579,243)	(620,719)	(41,476)
13	JPPC	LME Zinc Futures^	09/2017	(806,425)	(896,798)	(90,373)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
6	JPPC	LME Zinc Futures^	09/2017	$ (376,685)	$ (414,000)	$ (37,315)
56	JPPC	LME Zinc Futures^	09/2017	(3,633,032)	(3,864,000)	(230,968)
3	JPPC	LME Zinc Futures^	09/2017	(205,628)	(206,850)	(1,222)
19	JPPC	LME Zinc Futures^	09/2017	(1,313,328)	(1,310,050)	3,278

				(69,936,822)	(71,943,198)	(2,006,376)

				$332,890,686	$330,356,051	$(2,534,635)

^	Represents positions held in the respective Subsidiary (See Note 2).

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$2,843,620	$—	$2,843,620

GSCO
Cash	—	1,639,770	1,639,770

GSIN
Cash	410,000	—	410,000

JPPC
Cash	—	8,392,643	8,392,643

MACQ
Cash	2,060,000	—	2,060,000

MSCL
Cash	—	16,498,308	16,498,308

SOCG
Cash	1,282,281	—	1,282,281

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS		PRINCIPAL AMOUNT	VALUE
FOREIGN GOVERNMENT SECURITIES - 13.9%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/2020 (a)	EUR	2,340,912	$2,882,826
0.10%, 4/15/2023 (a)	EUR	6,953,628	8,433,701
0.10%, 4/15/2026	EUR	9,434,048	11,593,230
France Government Bond OAT
2.25%, 7/25/2020	EUR	1,241,630	1,572,703
0.10%, 7/25/2021	EUR	1,738,012	2,082,180
1.20%, 7/25/2022 (a)	EUR	7,031,015	8,924,265
0.26%, 7/25/2024 (a)	EUR	506,479	622,439
0.10%, 3/1/2025	EUR	2,027,262	2,449,038
1.99%, 7/25/2027 (a)	EUR	1,087,726	1,534,422
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	7,815,921	11,767,047
0.13%, 3/22/2026	GBP	5,869,616	9,025,218

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $60,458,015)			60,887,069

U.S. TREASURY OBLIGATIONS - 19.0%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020 (b)		25,890,000	27,075,166
0.13%, 4/15/2021 (b)		29,000,000	29,874,312
0.38%, 7/15/2025		6,840,000	6,999,873
0.63%, 1/15/2026		9,030,000	9,351,468
0.13%, 7/15/2026		10,080,000	9,918,459

TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,289,739)			83,219,278

		SHARES
SHORT-TERM INVESTMENTS - 60.1%
INVESTMENT COMPANIES - 43.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (c)(d)		7,699,282	7,699,282
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (c)(d)		30,797,130	30,797,130
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (c)(d)(e)		31,620,203	31,620,203
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (c)(e)		2,930,387	2,930,387
Limited Purpose Cash Investment Fund, 0.81% (c)		79,821,452	79,813,470
UBS Select Treasury Preferred Fund, Class I, 0.85% (c)(d)		38,497,257	38,497,257

TOTAL INVESTMENT COMPANIES (Cost $191,357,729)			191,357,729

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 16.4%
U.S. Treasury Bills 0.60%, 7/27/2017 (d)(f)	$2,470,000	$2,468,649
0.62%, 8/10/2017 (d)(f)	29,608,000	29,580,761
0.65%, 8/17/2017 (d)(f)	2,775,000	2,771,864
0.67%, 8/31/2017 (f)	20,141,000	20,110,547
0.91%, 9/14/2017 (d)(f)	1,252,000	1,249,595
0.91%, 10/5/2017 (d)(f)	1,185,000	1,181,860
0.96%, 10/26/2017 (f)	1,348,000	1,343,520
1.03%, 11/16/2017 (f)	2,555,000	2,544,841
1.06%, 11/24/2017 (d)(f)	987,000	982,816
1.06%, 11/30/2017 (d)(f)	736,000	732,762
1.07%, 12/7/2017 (f)	1,955,000	1,945,878
1.11%, 12/14/2017 (f)	3,550,000	3,532,736
1.13%, 12/21/2017 (f)	1,119,000	1,113,290
1.12%, 12/28/2017 (f)	1,960,000	1,949,134

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,523,300)		71,508,253

TOTAL SHORT-TERM INVESTMENTS (Cost $262,881,029)		262,865,982

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.0% (Cost $406,628,783)		406,972,329

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0% (g)		30,562,882

NET ASSETS - 100.0%		$437,535,211

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2017, the value of these securities amounted to $22,397,653 or 5.1% of net assets.
(b)	All or a portion of the security pledged as collateral for futures contracts.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of June 30, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Crossover Series 27.V1	5.000%	EUR	2.475%	60,975,000	$6,001,930	06/20/2022	$2,100,943
CITG	iTraxx Europe Series 27.V1	1.000%	EUR	0.561%	101,500,000	1,279,033	06/20/2022	1,260,083
CITG	Markit CDX Emerging Market Index Series 27.V1	1.000%	USD	2.018%	15,750,000	(798,297)	06/20/2022	80,510
CITG	Markit CDX North America High Yield Index Series 28.V1	5.000%	USD	3.392%	70,550,000	4,811,381	06/20/2022	153,593
CITG	Markit CDX North America Investment Grade Index Series 28.V1	1.000%	USD	0.607%	106,625,000	1,564,676	06/20/2022	436,722

						$12,858,723		$4,031,851

Forward effective interest rate swap contracts outstanding as of June 30, 2017:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	(1)	1.000%	CZK	207,700,000	$—	09/21/2022	$(12,803)
CITG	(2)	2.500%	HKD	150,000,000	—	09/21/2022	663,843
CITG	2.000%	(2)	HKD	8,800,000	(11,625)	09/21/2022	(131)
CITG	(3)	2.000%	HUF	2,790,000,000	—	09/21/2022	403,236
CITG	1.500%	(3)	HUF	359,700,000	(7,813)	09/21/2022	(10,915)
CITG	(4)	3.000%	PLN	78,000,000	—	09/21/2022	573,979
CITG	2.500%	(4)	PLN	8,600,000	(6,714)	09/21/2022	(2,239)
CITG	(5)	2.500%	SGD	54,200,000	—	09/21/2022	1,258,890
CITG	2.000%	(5)	SGD	3,800,000	(11,881)	09/21/2022	(9,444)
CITG	(6)	8.000%	ZAR	300,000,000	—	09/21/2022	461,274
CITG	7.500%	(6)	ZAR	22,600,000	(11,652)	09/21/2022	12,129

					$(49,685)		$3,337,819

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Forward effective Interest rate swap contracts outstanding as of June 30, 2017:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter
CITI	(7)	1.745%	KRW*	629,700,000	$—	09/21/2022	$(1,186)
CITI	(7)	1.760%	KRW*	3,700,000	—	09/21/2022	(5)
CITI	(7)	1.760%	KRW*	1,000,000,000	—	09/21/2022	(1,258)
CITI	(7)	1.783%	KRW*	350,700,000	—	09/21/2022	—
CITI	(7)	1.805%	KRW*	1,000,000,000	—	09/21/2022	618
CITI	(7)	1.883%	KRW*	30,000,000,000	—	09/21/2022	115,472
CITI	(7)	1.920%	KRW*	29,000,000,000	—	09/21/2022	156,959
CITI	1.680%	(7)	KRW*	1,103,100,000	—	09/21/2022	5,066
CITI	1.780%	(7)	KRW*	1,000,000,000	—	09/21/2022	424
CITI	1.788%	(7)	KRW*	1,000,000,000	—	09/21/2022	111
CITI	1.810%	(7)	KRW*	1,569,000,000	—	09/21/2022	(1,297)
CITI	1.885%	(7)	KRW*	15,000,000,000	—	09/21/2022	(59,299)

					$—		$215,605

*	Non-deliverable swap (See Note 4).
(1)	6 Month Prague Interbank Offered Rate
(2)	3 Month Hong Kong Interbank Offered Rate
(3)	6 Month Budapest Interbank Offered Rate
(4)	6 Month Warsaw Interbank Offered Rate
(5)	6 Month Singapore Interbank Offered Rate
(6)	3 Month Johannesburg Interbank Agreed Rate
(7)	3 Month Korean Certificate of Deposit

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	Bovespa Index August Futures	08/2017	BRL	9,788,508	$22,049
SOCG	Cocoa September Futures^	08/2017	USD	39,300	(500)
CITI	Coffee ‘C’ September Futures^	08/2017	USD	620,879	(55,229)
MACQ	Coffee ‘C’ September Futures^	08/2017	USD	205,521	(16,971)
SOCG	Coffee ‘C’ September Futures^	08/2017	USD	361,862	(31,899)
CITI	Corn September Futures^	08/2017	USD	434,252	3,898
MACQ	Corn September Futures^	08/2017	USD	1,339,191	13,359
CITI	Cotton No. 2 December Futures^	11/2017	USD	772,091	(51,896)
BANA	Hang Seng Index July Futures	07/2017	HKD	10,268,135	(4,372)
GSIN	Hang Seng Index July Futures	07/2017	HKD	1,280,399	(147)
JPMC	Hang Seng Index July Futures	07/2017	HKD	6,410,032	(1,765)
MSCS	Hang Seng Index July Futures	07/2017	HKD	6,410,114	(1,775)
CITI	Hard Red Winter Wheat September Futures^	08/2017	USD	23,075	3,400
SOCG	Hard Red Winter Wheat September Futures^	08/2017	USD	92,722	13,178
BANA	H-SHARES Index July Futures	07/2017	HKD	48,472,463	(71,234)
GSIN	H-SHARES Index July Futures	07/2017	HKD	16,446,429	(17,222)
JPMC	H-SHARES Index July Futures	07/2017	HKD	23,653,036	(26,205)
MSCS	H-SHARES Index July Futures	07/2017	HKD	19,019,274	(20,309)
JPMC	KOSPI Index 200 September Futures	09/2017	KRW	1,622,465,375	17,785
MSCS	KOSPI Index 200 September Futures	09/2017	KRW	5,083,718,000	69,683

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Lean Hogs August Futures^	08/2017	USD	225,844	$ 8,656
MACQ	Lean Hogs August Futures^	08/2017	USD	390,792	11,208
MACQ	Lean Hogs August Futures^	08/2017	USD	(66,560)	(440)
MLIN	Lean Hogs August Futures^	08/2017	USD	(129,200)	(4,800)
MLIN	Lean Hogs August Futures^	08/2017	USD	748,755	21,745
SOCG	Lean Hogs August Futures^	08/2017	USD	(99,862)	(638)
SOCG	Lean Hogs August Futures^	08/2017	USD	587,699	15,301
GSIN	Lean Hogs July Futures^	07/2017	USD	272,936	53,314
GSIN	Lean Hogs July Futures^	07/2017	USD	(287,432)	(38,818)
MACQ	Lean Hogs July Futures^	07/2017	USD	(696,388)	(101,112)
MACQ	Lean Hogs July Futures^	07/2017	USD	667,837	129,663
MLIN	Lean Hogs July Futures^	07/2017	USD	729,280	140,720
MLIN	Lean Hogs July Futures^	07/2017	USD	(783,640)	(86,360)
SOCG	Lean Hogs July Futures^	07/2017	USD	(590,030)	(62,470)
SOCG	Lean Hogs July Futures^	07/2017	USD	546,847	105,653
MACQ	Lean Hogs October Futures^	10/2017	USD	56,142	218
MLIN	Lean Hogs October Futures^	10/2017	USD	108,420	4,300
SOCG	Lean Hogs October Futures^	10/2017	USD	84,213	327
MACQ	Live Cattle August Futures^	08/2017	USD	676,434	(25,154)
MACQ	Live Cattle August Futures^	08/2017	USD	(92,671)	(369)
MLIN	Live Cattle August Futures^	08/2017	USD	2,089,575	(89,215)
MLIN	Live Cattle August Futures^	08/2017	USD	(372,800)	640
SOCG	Live Cattle August Futures^	08/2017	USD	481,989	(16,789)
SOCG	Live Cattle August Futures^	08/2017	USD	(46,308)	(212)
MACQ	Live Cattle October Futures^	10/2017	USD	91,637	523
MLIN	Live Cattle October Futures^	10/2017	USD	368,720	(80)
SOCG	Live Cattle October Futures^	10/2017	USD	45,794	286
BANA	MSCI Taiwan Stock Index July Futures	07/2017	USD	898,099	(11,909)
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	2,213,716	(17,506)
JPMC	MSCI Taiwan Stock Index July Futures	07/2017	USD	620,888	(4,408)
MSCS	MSCI Taiwan Stock Index July Futures	07/2017	USD	2,065,258	(23,168)
BANA	SGX S&P CNX Nifty Index July Futures	07/2017	USD	439,762	(1,911)
JPMC	SGX S&P CNX Nifty Index July Futures	07/2017	USD	515,952	(1,953)
MSCS	SGX S&P CNX Nifty Index July Futures	07/2017	USD	1,088,376	(3,267)
CITI	Soybean Meal December Futures^	11/2017	USD	(95,417)	2,057
CITI	Soybean Meal December Futures^	11/2017	USD	285,157	(5,077)
GSIN	Soybean Meal December Futures^	11/2017	USD	63,521	(1,281)
MACQ	Soybean Meal December Futures^	11/2017	USD	(63,628)	1,388
MACQ	Soybean Meal December Futures^	11/2017	USD	63,561	(1,321)
MLIN	Soybean Meal December Futures^	11/2017	USD	(30,330)	(790)
MLIN	Soybean Meal December Futures^	11/2017	USD	318,020	(6,820)
CITI	Soybean November Futures^	10/2017	USD	96,344	(869)
GSIN	Soybean November Futures^	10/2017	USD	964,288	(9,538)
GSIN	Soybean November Futures^	10/2017	USD	(185,764)	(5,186)
MACQ	Soybean November Futures^	10/2017	USD	385,901	(4,001)
MLIN	Soybean November Futures^	10/2017	USD	1,980,525	(23,288)
SOCG	Soybean November Futures^	10/2017	USD	2,657,081	(31,519)
SOCG	Soybean Oil December Futures^	11/2017	USD	899,566	40,622
MSCS	Swiss Market Index September Futures	09/2017	CHF	2,655,900	9,116
BANA	Taiwan Stock Exchange July Futures	07/2017	TWD	18,009,747	14,644
JPMC	Taiwan Stock Exchange July Futures	07/2017	TWD	1,989,087	2,023
MSCS	Taiwan Stock Exchange July Futures	07/2017	TWD	31,913,179	29,468
GSIN	Wheat September Futures^	08/2017	USD	67,213	11,687

					$(132,882)

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
154	GSCO	Brent Crude Futures^	08/2017	$7,548,558	$7,552,160	$3,602
21	MSCL	Cocoa Futures^	09/2017	411,719	407,400	(4,319)
39	MSCL	Coffee ‘C’ Futures^	09/2017	1,970,886	1,838,363	(132,523)
257	MSCL	Corn Futures^	09/2017	4,876,303	4,895,851	19,548
18	MSCL	Cotton No. 2 Futures^	12/2017	651,341	617,310	(34,031)
8	MSCL	Feeder Cattle Futures^	09/2017	608,504	592,100	(16,404)
89	GSCO	Gas Oil Futures^	09/2017	3,818,062	3,889,300	71,238
29	MSCL	Gasoline RBOB Futures^	08/2017	1,805,405	1,829,924	24,519
91	MSCL	Gold 100 OZ Futures^	08/2017	11,495,242	11,304,930	(190,312)
22	MSCL	Gold 100 OZ Futures^	12/2017	2,750,427	2,749,120	(1,307)
9	MSCL	Hard Red Winter Wheat Futures^	09/2017	210,346	238,275	27,929
25	MSCL	Heating Oil ULSD Futures^	08/2017	1,529,489	1,565,235	35,746
2	MSCL	Lean Hogs Futures^	08/2017	64,270	67,000	2,730
51	MSCL	Live Cattle Futures^	08/2017	2,452,658	2,372,521	(80,137)
11	MSCL	Live Cattle Futures^	10/2017	503,442	506,880	3,438
5	JPPC	LME Aluminum Futures^	07/2017	239,231	239,063	(168)
1	JPPC	LME Aluminum Futures^	07/2017	47,744	47,803	59
2	JPPC	LME Aluminum Futures^	07/2017	96,949	95,475	(1,474)
1	JPPC	LME Aluminum Futures^	07/2017	48,590	47,767	(823)
1	JPPC	LME Aluminum Futures^	07/2017	49,228	47,786	(1,442)
8	JPPC	LME Aluminum Futures^	08/2017	383,223	382,550	(673)
1	JPPC	LME Aluminum Futures^	08/2017	46,952	47,839	887
3	JPPC	LME Aluminum Futures^	08/2017	140,032	143,531	3,499
1	JPPC	LME Aluminum Futures^	08/2017	46,952	47,845	893
1	JPPC	LME Aluminum Futures^	08/2017	47,524	47,854	330
5	JPPC	LME Aluminum Futures^	08/2017	238,811	239,240	429
2	JPPC	LME Aluminum Futures^	09/2017	96,677	95,817	(860)
3	JPPC	LME Aluminum Futures^	09/2017	143,246	143,816	570
10	JPPC	LME Aluminum Futures^	09/2017	470,026	479,688	9,662
228	JPPC	LME Aluminum Futures^	09/2017	11,093,704	10,941,150	(152,554)
18	JPPC	LME Aluminum Futures^	09/2017	857,744	863,550	5,806
10	JPPC	LME Copper Futures^	07/2017	1,424,137	1,482,375	58,238
2	JPPC	LME Copper Futures^	08/2017	275,586	296,537	20,951
64	JPPC	LME Copper Futures^	09/2017	9,279,562	9,504,400	224,838
1	JPPC	LME Lead Futures^	07/2017	57,793	56,841	(952)
2	JPPC	LME Lead Futures^	07/2017	112,173	113,875	1,702
1	JPPC	LME Lead Futures^	08/2017	54,527	57,164	2,637
1	JPPC	LME Lead Futures^	08/2017	54,040	57,207	3,167
1	JPPC	LME Lead Futures^	08/2017	51,952	57,270	5,318
2	JPPC	LME Lead Futures^	09/2017	104,788	114,659	9,871
25	JPPC	LME Lead Futures^	09/2017	1,415,156	1,433,594	18,438
2	JPPC	LME Lead Futures^	09/2017	115,786	114,600	(1,186)
2	JPPC	LME Nickel Futures^	07/2017	123,535	112,171	(11,364)
2	JPPC	LME Nickel Futures^	07/2017	117,122	112,212	(4,910)
1	JPPC	LME Nickel Futures^	07/2017	55,592	56,158	566
1	JPPC	LME Nickel Futures^	08/2017	54,452	56,186	1,734
1	JPPC	LME Nickel Futures^	08/2017	55,052	56,207	1,155
33	JPPC	LME Nickel Futures^	09/2017	2,013,899	1,858,725	(155,174)
1	JPPC	LME Nickel Futures^	09/2017	55,944	56,340	396
1	JPPC	LME Zinc Futures^	07/2017	65,102	68,881	3,779
1	JPPC	LME Zinc Futures^	08/2017	64,388	68,937	4,549
1	JPPC	LME Zinc Futures^	09/2017	62,631	69,000	6,369

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
42	JPPC	LME Zinc Futures^	09/2017	$ 2,865,985	$ 2,898,000	$ 32,015
1	JPPC	LME Zinc Futures^	09/2017	68,819	68,950	131
85	MSCL	Natural Gas Futures^	08/2017	2,584,599	2,576,350	(8,249)
44	MSCL	Silver Futures^	09/2017	3,862,160	3,657,940	(204,220)
1	MSCL	Soybean Futures^	11/2017	48,388	47,738	(650)
45	MSCL	Soybean Oil Futures^	12/2017	868,822	900,180	31,358
188	MSCL	Sugar #11 (World Markets) Futures^	09/2017	3,311,145	2,907,833	(403,312)
70	MSCL	Wheat Futures^	09/2017	1,594,275	1,841,000	246,725
294	MSCL	WTI Crude Futures^	08/2017	13,585,452	13,609,260	23,808
25	BARC	Amsterdam Index Futures	07/2017	2,993,722	2,892,494	(101,228)
53	BARC	CAC40 Index Futures	07/2017	3,196,072	3,097,219	(98,853)
26	BARC	DAX Index Futures	09/2017	9,498,465	9,146,338	(352,127)
90	BARC	E-Mini Russell 2000 Futures	09/2017	6,407,317	6,364,350	(42,967)
358	BARC	Euro Stoxx 50 Index Futures	09/2017	14,537,552	14,029,005	(508,547)
134	BARC	FTSE 100 Index Futures	09/2017	13,018,942	12,640,212	(378,730)
41	JPMS	FTSE/JSE Top 40 Index Futures	09/2017	1,438,959	1,431,654	(7,305)
14	BARC	FTSE/MIB Index Futures	09/2017	1,680,456	1,638,906	(41,550)
19	BARC	Hang Seng Index Futures	07/2017	3,122,314	3,113,148	(9,166)
3	BARC	H-SHARES Index Futures	07/2017	197,454	195,870	(1,584)
8	BARC	IBEX 35 Index Futures	07/2017	987,814	950,808	(37,006)
7	BARC	KOSPI Index 200 Futures	09/2017	471,544	478,586	7,042
1	BARC	MSCI Taiwan Stock Index Futures	07/2017	38,791	38,530	(261)
744	BARC	S&P 500 E-Mini Futures	09/2017	90,333,200	90,057,480	(275,720)
38	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	5,287,065	5,211,227	(75,838)
44	BARC	S&PMID 400 E-Mini Futures	09/2017	7,725,106	7,682,840	(42,266)
134	BARC	SGX S&P CNX Nifty Index Futures	07/2017	2,557,911	2,550,958	(6,953)
12	BARC	SPI 200 Index Futures	09/2017	1,314,155	1,302,546	(11,609)
118	BARC	TOPIX Index Futures	09/2017	16,794,264	16,906,602	112,338
18	JPMS	Australia 10-Year Bond Futures	09/2017	1,817,144	1,788,283	(28,861)
66	GSCO	Canadian 10-Year Bond Futures	09/2017	7,351,918	7,153,223	(198,695)
374	GSCO	Euro-Bund Futures	09/2017	70,149,393	69,145,052	(1,004,341)
1,434	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	180,337,225	180,011,812	(325,413)

				540,402,930	536,474,876	(3,928,054)

Short Contracts:
5	JPPC	LME Aluminum Futures^	07/2017	$(239,988)	$(239,063)	$925
1	JPPC	LME Aluminum Futures^	07/2017	(47,710)	(47,802)	(92)
2	JPPC	LME Aluminum Futures^	07/2017	(96,545)	(95,475)	1,070
1	JPPC	LME Aluminum Futures^	07/2017	(48,447)	(47,767)	680
1	JPPC	LME Aluminum Futures^	07/2017	(48,919)	(47,786)	1,133
8	JPPC	LME Aluminum Futures^	08/2017	(382,027)	(382,550)	(523)
1	JPPC	LME Aluminum Futures^	08/2017	(46,983)	(47,839)	(856)
3	JPPC	LME Aluminum Futures^	08/2017	(140,429)	(143,531)	(3,102)
1	JPPC	LME Aluminum Futures^	08/2017	(47,015)	(47,845)	(830)
1	JPPC	LME Aluminum Futures^	08/2017	(47,423)	(47,855)	(432)
5	JPPC	LME Aluminum Futures^	08/2017	(238,988)	(239,240)	(252)
2	JPPC	LME Aluminum Futures^	09/2017	(96,008)	(95,817)	191
3	JPPC	LME Aluminum Futures^	09/2017	(143,616)	(143,815)	(199)
10	JPPC	LME Aluminum Futures^	09/2017	(468,616)	(479,688)	(11,072)
42	JPPC	LME Aluminum Futures^	09/2017	(1,996,168)	(2,015,475)	(19,307)
18	JPPC	LME Aluminum Futures^	09/2017	(857,550)	(863,550)	(6,000)
10	JPPC	LME Copper Futures^	07/2017	(1,423,970)	(1,482,375)	(58,405)
2	JPPC	LME Copper Futures^	08/2017	(274,995)	(296,537)	(21,542)
10	JPPC	LME Copper Futures^	09/2017	(1,428,484)	(1,485,062)	(56,578)
1	JPPC	LME Lead Futures^	07/2017	(57,873)	(56,841)	1,032

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	JPPC	LME Lead Futures^	07/2017	$ (112,095)	$ (113,875)	$ (1,780)
1	JPPC	LME Lead Futures^	08/2017	(54,342)	(57,164)	(2,822)
1	JPPC	LME Lead Futures^	08/2017	(54,180)	(57,207)	(3,027)
1	JPPC	LME Lead Futures^	08/2017	(52,111)	(57,270)	(5,159)
2	JPPC	LME Lead Futures^	09/2017	(104,645)	(114,659)	(10,014)
3	JPPC	LME Lead Futures^	09/2017	(160,824)	(172,031)	(11,207)
2	JPPC	LME Lead Futures^	09/2017	(115,695)	(114,600)	1,095
2	JPPC	LME Nickel Futures^	07/2017	(123,835)	(112,171)	11,664
2	JPPC	LME Nickel Futures^	07/2017	(116,875)	(112,212)	4,663
1	JPPC	LME Nickel Futures^	07/2017	(55,430)	(56,158)	(728)
1	JPPC	LME Nickel Futures^	08/2017	(54,295)	(56,187)	(1,892)
1	JPPC	LME Nickel Futures^	08/2017	(55,168)	(56,208)	(1,040)
3	JPPC	LME Nickel Futures^	09/2017	(165,635)	(168,975)	(3,340)
1	JPPC	LME Nickel Futures^	09/2017	(55,841)	(56,340)	(499)
1	JPPC	LME Zinc Futures^	07/2017	(64,938)	(68,881)	(3,943)
1	JPPC	LME Zinc Futures^	08/2017	(64,123)	(68,937)	(4,814)
1	JPPC	LME Zinc Futures^	09/2017	(63,054)	(69,000)	(5,946)
1	JPPC	LME Zinc Futures^	09/2017	(65,235)	(69,000)	(3,765)
1	JPPC	LME Zinc Futures^	09/2017	(69,123)	(68,950)	173

				(9,739,198)	(9,955,738)	(216,540)

				$530,663,732	$526,519,138	$(4,144,594)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	16,964,000	$5,077,845	$5,039,582	$(38,263)
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	25,446,000	7,616,777	7,559,374	(57,403)
Swiss Franc, Expiring 09/20/17	CITI	CHF	45,600	47,125	47,794	669
Swiss Franc, Expiring 09/20/17	JPMC	CHF	68,400	70,688	71,691	1,003
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	14,165,200	2,062,671	2,077,117	14,446
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	15,577,800	2,265,890	2,284,255	18,365
Euro, Expiring 09/20/17	CITI	EUR	3,025,873	3,415,554	3,470,298	54,744
Euro, Expiring 09/20/17	JPMC	EUR	4,538,810	5,123,346	5,205,447	82,101
British Pound, Expiring 09/20/17	CITI	GBP	1,328,069	1,710,815	1,733,929	23,114
British Pound, Expiring 09/20/17	JPMC	GBP	1,992,104	2,566,227	2,600,894	34,667
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	2,608,000	335,395	334,759	(636)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	3,912,000	$ 503,097	$ 502,144	$ (953)
Hungarian Forint, Expiring 09/20/17	CITI	HUF	1,605,882,000	5,885,837	5,958,282	72,445
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	2,408,823,000	8,829,293	8,937,421	108,128
Indian Rupee, Expiring 09/20/17*	CITI	INR	382,285,200	5,867,962	5,863,823	(4,139)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	490,408,800	7,525,203	7,522,320	(2,883)
Korean Won, Expiring 09/20/17*	CITI	KRW	5,790,326,000	5,171,274	5,061,839	(109,435)
Korean Won, Expiring 09/20/17*	JPMC	KRW	8,685,488,999	7,756,922	7,592,760	(164,162)
Mexican Peso, Expiring 09/20/17	CITI	MXN	174,008,800	9,293,596	9,470,118	176,522
Mexican Peso, Expiring 09/20/17	JPMC	MXN	261,013,200	13,940,432	14,205,177	264,745
Poland Zloty, Expiring 09/20/17	CITI	PLN	29,332,400	7,853,764	7,912,836	59,072
Poland Zloty, Expiring 09/20/17	JPMC	PLN	43,998,600	11,780,665	11,869,255	88,590
Turkish Lira, Expiring 09/20/17	CITI	TRY	35,521,000	9,725,452	9,872,784	147,332
Turkish Lira, Expiring 09/20/17	JPMC	TRY	49,488,000	13,540,337	13,754,802	214,465
South African Rand, Expiring 09/20/17	CITI	ZAR	75,489,201	5,727,232	5,694,569	(32,663)
South African Rand, Expiring 09/20/17	JPMC	ZAR	110,299,801	8,365,801	8,320,525	(45,276)

				152,059,200	152,963,795	904,595

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(1,658,400)	$(493,351)	$(492,670)	$681
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(2,487,600)	(740,026)	(739,004)	1,022
Swiss Franc, Expiring 09/20/17	CITI	CHF	(86,800)	(90,076)	(90,976)	(900)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(130,200)	(135,115)	(136,462)	(1,347)
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	(440,000)	(63,689)	(64,519)	(830)
Euro, Expiring 09/20/17	CITI	EUR	(40,089,831)	(45,198,211)	(45,978,030)	(779,819)
Euro, Expiring 09/20/17	JPMC	EUR	(60,083,745)	(67,740,158)	(68,908,553)	(1,168,395)
British Pound, Expiring 09/20/17	CITI	GBP	(7,683,007)	(9,978,335)	(10,030,943)	(52,608)
British Pound, Expiring 09/20/17	JPMC	GBP	(11,524,512)	(14,967,485)	(15,046,416)	(78,931)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(2,866,400)	(368,766)	(367,928)	838

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(4,299,600)	$ (553,149)	$ (551,893)	$ 1,256
Hungarian Forint, Expiring 09/20/17	CITI	HUF	(124,212,800)	(452,634)	(460,865)	(8,231)
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	(186,319,200)	(678,450)	(691,298)	(12,848)
Indian Rupee, Expiring 09/20/17*	CITI	INR	(74,482,600)	(1,138,193)	(1,142,479)	(4,286)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	(89,621,400)	(1,370,463)	(1,374,692)	(4,229)
Korean Won, Expiring 09/20/17*	CITI	KRW	(408,635,600)	(359,628)	(357,224)	2,404
Korean Won, Expiring 09/20/17*	JPMC	KRW	(432,353,400)	(380,813)	(377,958)	2,855
Turkish Lira, Expiring 09/20/17	CITI	TRY	(4,975,400)	(1,356,100)	(1,382,874)	(26,774)
Turkish Lira, Expiring 09/20/17	JPMC	TRY	(4,737,600)	(1,286,920)	(1,316,778)	(29,858)
South African Rand, Expiring 09/20/17	CITI	ZAR	(11,711,600)	(876,327)	(883,472)	(7,145)
South African Rand, Expiring 09/20/17	JPMC	ZAR	(17,567,400)	(1,314,516)	(1,325,206)	(10,690)

				(149,542,405)	(151,720,240)	(2,177,835)

				$2,516,795	$1,243,555	$(1,273,240)

*	Non-deliverable forward.

BRL - Brazilian Real

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(170,000)	$—	$(170,000)

BARC
Cash	—	9,395,841	9,395,841

CITG
Cash	—	(6,044,961)	(6,044,961)

CITI
Investment Companies	1,975,521	—	1,975,521

GSCO
Cash	—	1,029,611	1,029,611
U.S. Treasury Inflation Linked Notes	—	1,353,188	1,353,188

GSIN
Cash	(170,000)	—	(170,000)
Investment Companies	371,190	—	371,190

JPMC
Investment Companies	15,950,000	—	15,950,000

JPMS
Cash	—	175,580	175,580

MSCL
Cash	—	(83,862)	(83,862)
U.S. Treasury Inflation Linked Notes	—	2,199,550	2,199,550

MSCS
Investment Companies	2,559,197	—	2,559,197

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$430,782	$—	$430,782

GSCO
Cash	—	947,622	947,622

GSIN
Cash	290,000	—	290,000

JPPC
Cash	—	1,981,201	1,981,201

MACQ
Cash	270,000	—	270,000

MLIN
Cash	970,000	—	970,000

MSCL
Cash	—	4,259,723	4,259,723

SOCG
Cash	651,000	—	651,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS		PRINCIPAL AMOUNT	VALUE
FOREIGN GOVERNMENT SECURITIES - 23.4%
Deutsche Bundesrepublik Inflation Linked Bond 1.75%, 4/15/2020 (a)	EUR	512,771	$631,476
0.10%, 4/15/2023 (a)	EUR	1,475,012	1,788,967
0.10%, 4/15/2026	EUR	1,948,336	2,394,254
France Government Bond OAT 2.25%, 7/25/2020	EUR	223,493	283,087
0.10%, 7/25/2021	EUR	408,944	489,925
1.20%, 7/25/2022 (a)	EUR	1,456,976	1,849,298
0.26%, 7/25/2024 (a)	EUR	113,699	139,731
0.10%, 3/1/2025	EUR	506,816	612,260
1.99%, 7/25/2027 (a)	EUR	326,319	460,328
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024	GBP	1,719,519	2,588,774
0.13%, 3/22/2026	GBP	1,257,800	1,934,014

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $12,996,332)			13,172,114

U.S. TREASURY OBLIGATIONS - 30.8%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2020 (b)		5,220,000	5,458,956
0.13%, 4/15/2021 (b)		5,960,000	6,139,686
0.38%, 7/15/2025		1,490,000	1,524,826
0.63%, 1/15/2026		2,000,000	2,071,200
0.13%, 7/15/2026		2,160,000	2,125,384

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,348,904)			17,320,052

		SHARES
SHORT-TERM INVESTMENTS - 58.5%
INVESTMENT COMPANIES - 42.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (c)(d)		240,889	240,889
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (c)(d)		963,557	963,557
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (c)(d)(e)		6,165,952	6,165,952
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (c)(e)		521,511	521,511
Limited Purpose Cash Investment Fund, 0.81% (c)		14,541,378	14,539,924
UBS Select Treasury Preferred Fund, Class I, 0.85% (c)(d)		1,204,447	1,204,447

TOTAL INVESTMENT COMPANIES (Cost $23,636,280)			23,636,280

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 16.5%
U.S. Treasury Bills 0.60%, 7/27/2017 (d)(f)	$3,109,000	$3,107,299
0.63%, 8/3/2017 (f)	1,047,000	1,046,231
0.67%, 8/31/2017 (f)	3,018,000	3,013,437
1.03%, 11/16/2017 (d)(f)	2,107,000	2,098,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,267,388)		9,265,590

TOTAL SHORT-TERM INVESTMENTS (Cost $32,903,668)		32,901,870

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 112.7% (Cost $63,248,904)		63,394,036

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)% (g)		(7,140,258)

NET ASSETS - 100.0%		$56,253,778

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2017, the value of these securities amounted to $4,869,800 or 8.7% of net assets.
(b)	On 6/30/2017, securities valued at $11,598,642 were pledged as collateral for reverse repurchase agreements outstanding.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Reverse repurchase agreements at June 30, 2017:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
BNP Paribas	6/6/2017	1.21%	7/13/2017	$5,428,800
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6/6/2017	1.22%	7/13/2017	6,123,900

				$11,552,700

The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2017 was $11,388,556 at a net weighted average interest rate of 0.889%

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index August Futures	08/2017	BRL	2,222,801	$1,211
SOCG	Cocoa September Futures^	08/2017	USD	19,650	(250)
CITI	Coffee ‘C’ September Futures^	08/2017	USD	205,839	(17,289)
MACQ	Coffee ‘C’ September Futures^	08/2017	USD	51,179	(4,041)
SOCG	Coffee ‘C’ September Futures^	08/2017	USD	154,463	(13,051)
CITI	Corn September Futures^	08/2017	USD	434,252	3,898
MACQ	Corn September Futures^	08/2017	USD	188,708	1,792
CITI	Cotton No. 2 December Futures^	11/2017	USD	147,468	(10,288)
SOCG	Cotton No. 2 December Futures^	11/2017	USD	36,433	(2,138)
BANA	Hang Seng Index July Futures	07/2017	HKD	2,569,794	(1,447)
GSIN	Hang Seng Index July Futures	07/2017	HKD	1,280,399	(147)
MACQ	Hard Red Winter Wheat September Futures^	08/2017	USD	23,154	3,321
BANA	H-SHARES Index July Futures	07/2017	HKD	11,859,549	(17,336)
GSIN	H-SHARES Index July Futures	07/2017	HKD	10,794,454	(11,492)
BANA	KOSPI Index 200 September Futures	09/2017	KRW	617,318,200	7,458
GSIN	KOSPI Index 200 September Futures	09/2017	KRW	153,982,875	2,173
GSIN	Lean Hogs August Futures^	08/2017	USD	32,480	1,020
MACQ	Lean Hogs August Futures^	08/2017	USD	163,187	4,313
MACQ	Lean Hogs August Futures^	08/2017	USD	(33,280)	(220)
SOCG	Lean Hogs August Futures^	08/2017	USD	(33,287)	(213)
SOCG	Lean Hogs August Futures^	08/2017	USD	293,399	8,101
GSIN	Lean Hogs July Futures^	07/2017	USD	30,660	5,590
GSIN	Lean Hogs July Futures^	07/2017	USD	(32,552)	(3,698)
MACQ	Lean Hogs July Futures^	07/2017	USD	272,615	53,635
MACQ	Lean Hogs July Futures^	07/2017	USD	(287,559)	(38,691)
SOCG	Lean Hogs July Futures^	07/2017	USD	272,682	53,568
SOCG	Lean Hogs July Futures^	07/2017	USD	(294,384)	(31,865)
MACQ	Lean Hogs October Futures^	10/2017	USD	28,071	109
SOCG	Lean Hogs October Futures^	10/2017	USD	28,071	109
MACQ	Live Cattle August Futures^	08/2017	USD	580,572	(22,332)
MACQ	Live Cattle August Futures^	08/2017	USD	(92,671)	(369)
SOCG	Live Cattle August Futures^	08/2017	USD	192,324	(6,244)
MACQ	Live Cattle October Futures^	10/2017	USD	91,637	523
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	971,048	(7,798)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	SGX S&P CNX Nifty Index July Futures	07/2017	USD	782,038	$ (1,521)
CITI	Soybean Meal December Futures^	11/2017	USD	(31,806)	686
CITI	Soybean Meal December Futures^	11/2017	USD	95,151	(1,791)
GSIN	Soybean Meal December Futures^	11/2017	USD	95,194	(1,834)
CITI	Soybean November Futures^	10/2017	USD	241,007	(2,319)
GSIN	Soybean November Futures^	10/2017	USD	96,425	(949)
MACQ	Soybean November Futures^	10/2017	USD	869,781	(10,506)
SOCG	Soybean November Futures^	10/2017	USD	144,825	(1,613)
MACQ	Soybean Oil December Futures^	11/2017	USD	38,248	1,760
SOCG	Soybean Oil December Futures^	11/2017	USD	287,252	12,808
BANA	Swiss Market Index September Futures	09/2017	CHF	88,410	427
GSIN	Swiss Market Index September Futures	09/2017	CHF	530,124	2,910
BANA	Taiwan Stock Exchange July Futures	07/2017	TWD	2,006,327	1,454
GSIN	Taiwan Stock Exchange July Futures	07/2017	TWD	14,081,717	8,948
GSIN	Wheat September Futures^	08/2017	USD	22,433	3,867

					$(29,761)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
42	GSCO	Brent Crude Futures^	08/2017	$2,058,746	$2,059,681	$935
5	MSCL	Cocoa Futures^	09/2017	98,289	97,000	(1,289)
8	MSCL	Coffee ‘C’ Futures^	09/2017	404,218	377,100	(27,118)
59	MSCL	Corn Futures^	09/2017	1,119,072	1,123,950	4,878
5	MSCL	Cotton No. 2 Futures^	12/2017	182,588	171,475	(11,113)
2	MSCL	Feeder Cattle Futures^	09/2017	150,807	148,025	(2,782)
23	GSCO	Gas Oil Futures^	09/2017	987,567	1,005,100	17,533
8	MSCL	Gasoline RBOB Futures^	08/2017	497,616	504,807	7,191
25	MSCL	Gold 100 OZ Futures^	08/2017	3,158,349	3,105,750	(52,599)
5	MSCL	Gold 100 OZ Futures^	12/2017	625,097	624,800	(297)
3	MSCL	Hard Red Winter Wheat Futures^	09/2017	70,413	79,425	9,012
7	MSCL	Heating Oil ULSD Futures^	08/2017	428,376	438,266	9,890
2	MSCL	Lean Hogs Futures^	08/2017	65,002	67,000	1,998
14	MSCL	Live Cattle Futures^	08/2017	673,459	651,280	(22,179)
3	MSCL	Live Cattle Futures^	10/2017	137,302	138,240	938
1	JPPC	LME Aluminum Futures^	07/2017	47,846	47,812	(34)
1	JPPC	LME Aluminum Futures^	07/2017	49,228	47,786	(1,442)
2	JPPC	LME Aluminum Futures^	08/2017	95,705	95,637	(68)
2	JPPC	LME Aluminum Futures^	08/2017	93,905	95,679	1,774
1	JPPC	LME Aluminum Futures^	08/2017	47,762	47,848	86
1	JPPC	LME Aluminum Futures^	09/2017	48,339	47,909	(430)
2	JPPC	LME Aluminum Futures^	09/2017	94,005	95,937	1,932
57	JPPC	LME Aluminum Futures^	09/2017	2,774,896	2,735,287	(39,609)
4	JPPC	LME Aluminum Futures^	09/2017	190,610	191,900	1,290
4	JPPC	LME Copper Futures^	07/2017	569,897	592,950	23,053
1	JPPC	LME Copper Futures^	08/2017	138,052	148,258	10,206
18	JPPC	LME Copper Futures^	09/2017	2,606,518	2,673,112	66,594
1	JPPC	LME Lead Futures^	07/2017	56,086	56,937	851

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Lead Futures^	08/2017	$ 54,503	$ 57,200	$ 2,697
7	JPPC	LME Lead Futures^	09/2017	398,502	401,406	2,904
1	JPPC	LME Lead Futures^	09/2017	57,893	57,300	(593)
1	JPPC	LME Nickel Futures^	07/2017	58,561	56,106	(2,455)
1	JPPC	LME Nickel Futures^	08/2017	54,452	56,186	1,734
9	JPPC	LME Nickel Futures^	09/2017	549,372	506,925	(42,447)
10	JPPC	LME Zinc Futures^	09/2017	684,890	690,001	5,111
23	MSCL	Natural Gas Futures^	08/2017	698,400	697,130	(1,270)
12	MSCL	Silver Futures^	09/2017	1,056,414	997,620	(58,794)
5	MSCL	Soybean Futures^	11/2017	241,940	238,688	(3,252)
2	MSCL	Soybean Meal Futures^	12/2017	63,814	62,240	(1,574)
8	MSCL	Soybean Oil Futures^	12/2017	154,261	160,032	5,771
53	MSCL	Sugar #11 (World Markets) Futures^	09/2017	932,769	819,762	(113,007)
20	MSCL	Wheat Futures^	09/2017	458,108	526,000	67,892
75	MSCL	WTI Crude Futures^	08/2017	3,470,789	3,471,750	961
5	BARC	Amsterdam Index Futures	07/2017	598,851	578,499	(20,352)
11	BARC	CAC40 Index Futures	07/2017	663,794	642,819	(20,975)
5	BARC	DAX Index Futures	09/2017	1,826,318	1,758,911	(67,407)
23	BARC	E-Mini Russell 2000 Futures	09/2017	1,637,291	1,626,445	(10,846)
68	BARC	Euro Stoxx 50 Index Futures	09/2017	2,761,478	2,664,727	(96,751)
26	BARC	FTSE 100 Index Futures	09/2017	2,526,198	2,452,578	(73,620)
11	JPMS	FTSE/JSE Top 40 Index Futures	09/2017	386,064	384,103	(1,961)
2	BARC	FTSE/MIB Index Futures	09/2017	240,109	234,130	(5,979)
4	BARC	Hang Seng Index Futures	07/2017	657,474	655,400	(2,074)
1	BARC	H-SHARES Index Futures	07/2017	65,485	65,290	(195)
1	BARC	IBEX 35 Index Futures	07/2017	123,520	118,851	(4,669)
9	BARC	KOSPI Index 200 Futures	09/2017	606,045	615,325	9,280
152	BARC	S&P 500 E-Mini Futures	09/2017	18,455,141	18,398,840	(56,301)
11	BARC	S&P MID 400 E-Mini Futures	09/2017	1,933,684	1,920,710	(12,974)
7	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	974,019	959,963	(14,056)
6	BARC	SGX S&P CNX Nifty Index Futures	07/2017	114,542	114,222	(320)
3	BARC	SPI 200 Index Futures	09/2017	327,670	325,637	(2,033)
24	BARC	TOPIX Index Futures	09/2017	3,415,830	3,438,631	22,801
16	JPMS	Australia 10-Year Bond Futures	09/2017	1,614,939	1,589,584	(25,355)
25	GSCO	Canadian 10-Year Bond Futures	09/2017	2,784,744	2,709,554	(75,190)
107	GSCO	Euro-Bund Futures	09/2017	20,062,486	19,782,141	(280,345)
3	GSCO	Long Gilt Futures	09/2017	498,148	490,646	(7,502)
387	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	48,665,603	48,580,593	(85,010)

				137,343,851	136,374,896	(968,955)

Short Contracts:
1	JPPC	LME Aluminum Futures^	07/2017	$(47,997)	$(47,812)	$185
1	JPPC	LME Aluminum Futures^	07/2017	(48,919)	(47,786)	1,133
2	JPPC	LME Aluminum Futures^	08/2017	(95,521)	(95,637)	(116)
2	JPPC	LME Aluminum Futures^	08/2017	(93,967)	(95,679)	(1,712)
1	JPPC	LME Aluminum Futures^	08/2017	(47,798)	(47,848)	(50)
1	JPPC	LME Aluminum Futures^	09/2017	(47,998)	(47,909)	89
2	JPPC	LME Aluminum Futures^	09/2017	(93,723)	(95,937)	(2,214)
11	JPPC	LME Aluminum Futures^	09/2017	(524,171)	(527,862)	(3,691)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	JPPC	LME Aluminum Futures^	09/2017	$ (190,567)	$ (191,900)	$ (1,333)
4	JPPC	LME Copper Futures^	07/2017	(569,588)	(592,950)	(23,362)
1	JPPC	LME Copper Futures^	08/2017	(137,747)	(148,258)	(10,511)
4	JPPC	LME Copper Futures^	09/2017	(571,641)	(594,025)	(22,384)
1	JPPC	LME Lead Futures^	07/2017	(56,048)	(56,938)	(890)
1	JPPC	LME Lead Futures^	08/2017	(54,518)	(57,200)	(2,682)
1	JPPC	LME Lead Futures^	09/2017	(54,597)	(57,344)	(2,747)
1	JPPC	LME Lead Futures^	09/2017	(57,848)	(57,300)	548
1	JPPC	LME Nickel Futures^	07/2017	(58,438)	(56,106)	2,332
1	JPPC	LME Nickel Futures^	08/2017	(54,295)	(56,187)	(1,892)
1	JPPC	LME Nickel Futures^	09/2017	(54,628)	(56,325)	(1,697)

				(2,860,009)	(2,931,003)	(70,994)

				$134,483,842	$133,443,893	$(1,039,949)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	4,000	$1,197	$1,188	$(9)
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	6,000	1,796	1,782	(14)
Swiss Franc, Expiring 09/20/17	CITI	CHF	10,800	11,190	11,320	130
Swiss Franc, Expiring 09/20/17	JPMC	CHF	16,200	16,785	16,980	195
Euro, Expiring 09/20/17	CITI	EUR	327,579	368,965	375,692	6,727
Euro, Expiring 09/20/17	JPMC	EUR	491,369	553,448	563,539	10,091
British Pound, Expiring 09/20/17	CITI	GBP	203,497	261,781	265,686	3,905
British Pound, Expiring 09/20/17	JPMC	GBP	305,247	392,674	398,531	5,857
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	551,600	70,940	70,802	(138)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	827,400	106,410	106,204	(206)

				1,785,186	1,811,724	26,538

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/20/17	CITI	EUR	(3,374,552)	$(3,804,183)	$(3,870,188)	$(66,005)
Euro, Expiring 09/20/17	JPMC	EUR	(5,061,828)	(5,706,268)	(5,805,285)	(99,017)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 09/20/17	CITI	GBP	(1,626,634)	$ (2,112,597)	$ (2,123,736)	$ (11,139)
British Pound, Expiring 09/20/17	JPMC	GBP	(2,439,950)	(3,168,891)	(3,185,602)	(16,711)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(588,400)	(75,698)	(75,526)	172
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(882,600)	(113,548)	(113,290)	258

				(14,981,185)	(15,173,627)	(192,442)

				$(13,195,999)	$(13,361,903)	$(165,904)

*	Non-deliverable forward.

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP- British Pound

HKD - Hong Kong Dollar

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(20,000)	$—	$(20,000)

BARC
Cash	—	1,914,447	1,914,447

BNPP
U.S. Treasury Inflation Linked Notes	5,458,956	—	5,458,956

CITI
Investment Companies	130,000	—	130,000

GSCO
Cash	—	709,701	709,701

GSIN
Cash	(120,000)	—	(120,000)
Investment Companies	521,511	—	521,511

JPMC
Investment Companies	570,000	—	570,000

JPMS
Cash	—	78,576	78,576

MPFS
U.S. Treasury Inflation Linked Notes	6,139,686	—	6,139,686

MSCL
Cash	—	545,936	545,936

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$100,342	$—	$100,342

GSCO
Cash	—	256,386	256,386

JPPC
Cash	—	513,064	513,064

MACQ
Cash	220,000	—	220,000

MSCL
Cash	—	1,149,814	1,149,814

SOCG
Cash	110,000	—	110,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS		PRINCIPAL AMOUNT	VALUE
FOREIGN GOVERNMENT SECURITIES - 14.7%
Deutsche Bundesrepublik Inflation Linked Bond 1.75%, 4/15/2020 (a)	EUR	445,888	$549,110
0.10%, 4/15/2023 (a)	EUR	1,369,654	1,661,184
0.10%, 4/15/2026	EUR	1,845,792	2,268,240
France Government Bond OAT 2.25%, 7/25/2020	EUR	148,996	188,724
0.10%, 7/25/2021	EUR	306,708	367,444
1.20%, 7/25/2022 (a)	EUR	1,203,109	1,527,072
0.26%, 7/25/2024 (a)	EUR	113,699	139,731
0.10%, 3/1/2025	EUR	506,815	612,259
1.99%, 7/25/2027 (a)	EUR	217,542	306,880
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024	GBP	1,563,203	2,353,437
0.13%, 3/22/2026	GBP	1,257,800	1,934,014

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,861,603)			11,908,095

U.S. TREASURY OBLIGATIONS - 20.3%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2020		4,950,000	5,176,596
0.13%, 4/15/2021 (b)		5,660,000	5,830,642
0.13%, 7/15/2024		50,000	50,577
0.38%, 7/15/2025		1,410,000	1,442,956
0.63%, 1/15/2026		1,820,000	1,884,792
0.13%, 7/15/2026		2,050,000	2,017,147

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,404,279)			16,402,710

		SHARES
SHORT-TERM INVESTMENTS - 60.6%
INVESTMENT COMPANIES - 43.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (c)(d)		660,304	660,304
Dreyfus Treasury & Agency Cash Management, 0.86% (c)(d)		1,435,720	1,435,720
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (c)		1,205,496	1,205,496
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (c)(d)(e)		4,774,327	4,774,327
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (c)		431,275	431,275
Limited Purpose Cash Investment Fund, 0.81% (c)		23,456,825	23,454,480
UBS Select Treasury Preferred Fund, Class I, 0.85% (c)(d)		3,301,520	3,301,520

TOTAL INVESTMENT COMPANIES (Cost $35,263,122)			35,263,122

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 17.0%
U.S. Treasury Bills 0.63%, 7/6/2017 (f)	$215,000	$214,986
0.61%, 7/20/2017 (f)	1,034,000	1,033,618
0.60%, 7/27/2017 (d)(f)	4,693,000	4,690,433
0.63%, 8/3/2017 (d)(f)	3,585,000	3,582,369
0.67%, 8/31/2017 (d)(f)	1,741,000	1,738,368
0.91%, 10/5/2017 (f)	2,494,000	2,487,391

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,749,536)		13,747,165

TOTAL SHORT-TERM INVESTMENTS (Cost $49,012,658)		49,010,287

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.6% (Cost $77,278,540)		77,321,092

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4% (g)		3,535,633

NET ASSETS - 100.0%		$80,856,725

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2017, the value of these securities amounted to $4,183,977 or 5.2% of net assets.
(b)	All or a portion of the security pledged as collateral for futures contracts.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index August Futures	08/2017	BRL	1,905,258	$1,038
MACQ	Brent Crude August Futures^	08/2017	USD	50,175	(1,135)
MACQ	Brent Crude July Futures^	07/2017	USD	(49,885)	1,115
MACQ	Brent Crude July Futures^	07/2017	USD	49,485	(715)
CITI	Cocoa September Futures^	08/2017	USD	18,835	565
SOCG	Cocoa September Futures^	08/2017	USD	39,300	(500)
SOCG	Cocoa September Futures^	08/2017	USD	(38,647)	(153)
CITI	Coffee ‘C’ September Futures^	08/2017	USD	258,064	(22,376)
MACQ	Coffee ‘C’ September Futures^	08/2017	USD	51,178	(4,041)
SOCG	Coffee ‘C’ September Futures^	08/2017	USD	51,227	(4,089)
CITI	Corn September Futures^	08/2017	USD	509,722	4,628
MACQ	Corn September Futures^	08/2017	USD	151,205	1,195
CITI	Cotton No. 2 December Futures^	11/2017	USD	220,350	(14,580)
MACQ	Gold 100 OZ August Futures^	07/2017	USD	127,210	(2,980)
SOCG	Gold 100 OZ August Futures^	07/2017	USD	127,140	(2,910)
BANA	Hang Seng Index July Futures	07/2017	HKD	1,282,137	(370)
GSIN	Hang Seng Index July Futures	07/2017	HKD	1,285,710	(827)
SOCG	Hard Red Winter Wheat September Futures^	08/2017	USD	23,180	3,294
BANA	H-SHARES Index July Futures	07/2017	HKD	11,859,548	(17,335)
GSIN	H-SHARES Index July Futures	07/2017	HKD	10,282,835	(11,253)
BANA	KOSPI Index 200 September Futures	09/2017	KRW	1,465,944,594	17,878
MACQ	Lean Hogs August Futures^	08/2017	USD	(33,280)	(220)
MACQ	Lean Hogs August Futures^	08/2017	USD	293,080	8,420
SOCG	Lean Hogs August Futures^	08/2017	USD	195,711	5,289
SOCG	Lean Hogs August Futures^	08/2017	USD	(33,287)	(213)
GSIN	Lean Hogs July Futures^	07/2017	USD	30,960	5,290
GSIN	Lean Hogs July Futures^	07/2017	USD	(30,708)	(5,542)
MACQ	Lean Hogs July Futures^	07/2017	USD	(386,606)	(48,394)
MACQ	Lean Hogs July Futures^	07/2017	USD	364,595	70,405
SOCG	Lean Hogs July Futures^	07/2017	USD	(196,418)	(21,082)
SOCG	Lean Hogs July Futures^	07/2017	USD	182,427	35,073
MACQ	Lean Hogs October Futures^	10/2017	USD	28,071	109
SOCG	Lean Hogs October Futures^	10/2017	USD	28,071	109
MACQ	Live Cattle August Futures^	08/2017	USD	(92,671)	(369)
MACQ	Live Cattle August Futures^	08/2017	USD	582,508	(24,268)
SOCG	Live Cattle August Futures^	08/2017	USD	95,734	(2,695)
MACQ	Live Cattle October Futures^	10/2017	USD	91,637	523
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	932,026	(7,306)
BANA	NSE Nifty 50 Index July Futures	07/2017	INR	19,373,206	(1,556)
BANA	SGX S&P CNX Nifty Index July Futures	07/2017	USD	152,961	(665)
GSIN	SGX S&P CNX Nifty Index July Futures	07/2017	USD	38,150	(76)
MACQ	Silver September Futures^	08/2017	USD	87,372	(4,237)
GSIN	Soybean Meal December Futures^	11/2017	USD	(31,790)	670
GSIN	Soybean Meal December Futures^	11/2017	USD	63,472	(1,232)
CITI	Soybean November Futures^	10/2017	USD	192,784	(1,834)
GSIN	Soybean November Futures^	10/2017	USD	(46,441)	(1,296)
GSIN	Soybean November Futures^	10/2017	USD	144,632	(1,420)
MACQ	Soybean November Futures^	10/2017	USD	676,348	(8,023)
SOCG	Soybean November Futures^	10/2017	USD	338,252	(4,089)
CITI	Soybean Oil December Futures^	11/2017	USD	19,216	788
MACQ	Soybean Oil December Futures^	11/2017	USD	57,489	2,523
SOCG	Soybean Oil December Futures^	11/2017	USD	210,612	9,432
CITI	Sugar #11 (World Markets) September Futures^	09/2017	USD	17,562	(2,094)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Swiss Market Index September Futures	09/2017	CHF	88,410	$ 427
GSIN	Swiss Market Index September Futures	09/2017	CHF	441,770	2,425
GSIN	Taiwan Stock Exchange July Futures	07/2017	TWD	14,060,270	9,655

					$(39,024)

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
38	GSCO	Brent Crude Futures^	08/2017	$1,862,678	$1,863,520	$842
5	MSCL	Cocoa Futures^	09/2017	97,689	97,000	(689)
9	MSCL	Coffee ‘C’ Futures^	09/2017	451,952	424,237	(27,715)
52	MSCL	Corn Futures^	09/2017	987,534	990,600	3,066
4	MSCL	Cotton No. 2 Futures^	12/2017	146,554	137,180	(9,374)
2	MSCL	Feeder Cattle Futures^	09/2017	150,807	148,025	(2,782)
22	GSCO	Gas Oil Futures^	09/2017	944,740	961,400	16,660
8	MSCL	Gasoline RBOB Futures^	08/2017	497,616	504,807	7,191
22	MSCL	Gold 100 OZ Futures^	08/2017	2,780,701	2,733,060	(47,641)
4	MSCL	Gold 100 OZ Futures^	12/2017	500,078	499,840	(238)
3	MSCL	Hard Red Winter Wheat Futures^	09/2017	68,423	79,425	11,002
7	MSCL	Heating Oil ULSD Futures^	08/2017	428,376	438,266	9,890
1	MSCL	Lean Hogs Futures^	08/2017	32,538	33,500	962
13	MSCL	Live Cattle Futures^	08/2017	626,712	604,760	(21,952)
3	MSCL	Live Cattle Futures^	10/2017	137,302	138,240	938
2	JPPC	LME Aluminum Futures^	07/2017	95,692	95,625	(67)
1	JPPC	LME Aluminum Futures^	07/2017	48,973	47,785	(1,188)
1	JPPC	LME Aluminum Futures^	08/2017	47,953	47,819	(134)
1	JPPC	LME Aluminum Futures^	08/2017	46,952	47,845	893
1	JPPC	LME Aluminum Futures^	08/2017	47,762	47,848	86
1	JPPC	LME Aluminum Futures^	09/2017	48,339	47,909	(430)
2	JPPC	LME Aluminum Futures^	09/2017	94,005	95,937	1,932
52	JPPC	LME Aluminum Futures^	09/2017	2,531,677	2,495,350	(36,327)
4	JPPC	LME Aluminum Futures^	09/2017	187,187	191,893	4,706
2	JPPC	LME Aluminum Futures^	09/2017	95,305	95,950	645
3	JPPC	LME Copper Futures^	07/2017	427,120	444,713	17,593
16	JPPC	LME Copper Futures^	09/2017	2,324,694	2,376,100	51,406
1	JPPC	LME Lead Futures^	07/2017	56,086	56,937	851
1	JPPC	LME Lead Futures^	08/2017	54,527	57,164	2,637
7	JPPC	LME Lead Futures^	09/2017	398,502	401,406	2,904
1	JPPC	LME Lead Futures^	09/2017	57,893	57,300	(593)
1	JPPC	LME Nickel Futures^	07/2017	58,561	56,106	(2,455)
8	JPPC	LME Nickel Futures^	09/2017	488,106	450,600	(37,506)
9	JPPC	LME Zinc Futures^	09/2017	617,133	621,000	3,867
22	MSCL	Natural Gas Futures^	08/2017	667,504	666,820	(684)
10	MSCL	Silver Futures^	09/2017	878,073	831,350	(46,723)
2	MSCL	Soybean Futures^	11/2017	96,776	95,475	(1,301)
5	MSCL	Soybean Meal Futures^	12/2017	159,522	155,600	(3,922)
10	MSCL	Soybean Oil Futures^	12/2017	192,979	200,040	7,061
50	MSCL	Sugar #11 (World Markets) Futures^	09/2017	878,882	773,361	(105,521)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
18	MSCL	Wheat Futures^	09/2017	$ 407,800	$ 473,400	$ 65,600
75	MSCL	WTI Crude Futures^	08/2017	3,460,191	3,471,750	11,559
6	BARC	Amsterdam Index Futures	07/2017	718,302	694,199	(24,103)
10	BARC	CAC40 Index Futures	07/2017	603,279	584,381	(18,898)
4	BARC	DAX Index Futures	09/2017	1,462,129	1,407,128	(55,001)
22	BARC	E-Mini Russell 2000 Futures	09/2017	1,565,223	1,555,730	(9,493)
66	BARC	Euro Stoxx 50 Index Futures	09/2017	2,680,216	2,586,353	(93,863)
25	BARC	FTSE 100 Index Futures	09/2017	2,428,939	2,358,248	(70,691)
12	JPMS	FTSE/JSE Top 40 Index Futures	09/2017	421,162	419,021	(2,141)
2	BARC	FTSE/MIB Index Futures	09/2017	240,109	234,130	(5,979)
4	BARC	Hang Seng Index Futures	07/2017	657,474	655,400	(2,074)
1	BARC	IBEX 35 Index Futures	07/2017	123,520	118,851	(4,669)
145	BARC	S&P 500 E-Mini Futures	09/2017	17,605,122	17,551,525	(53,597)
10	BARC	S&P MID 400 E-Mini Futures	09/2017	1,756,571	1,746,100	(10,471)
6	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	834,884	822,825	(12,059)
18	BARC	SGX S&P CNX Nifty Index Futures	07/2017	343,627	342,666	(961)
4	BARC	SPI 200 Index Futures	09/2017	438,824	434,182	(4,642)
24	BARC	TOPIX Index Futures	09/2017	3,415,928	3,438,631	22,703
17	JPMS	Australia 10-Year Bond Futures	09/2017	1,715,778	1,688,934	(26,844)
24	GSCO	Canadian 10-Year Bond Futures	09/2017	2,673,443	2,601,172	(72,271)
102	GSCO	Euro-Bund Futures	09/2017	19,126,008	18,857,741	(268,267)
3	GSCO	Long Gilt Futures	09/2017	499,945	490,646	(9,299)
369	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	46,403,012	46,321,032	(81,980)

				129,895,389	128,965,838	(929,551)

Short Contracts:
2	JPPC	LME Aluminum Futures^	07/2017	$(95,995)	$(95,625)	$370
1	JPPC	LME Aluminum Futures^	07/2017	(49,248)	(47,786)	1,462
1	JPPC	LME Aluminum Futures^	08/2017	(47,746)	(47,819)	(73)
1	JPPC	LME Aluminum Futures^	08/2017	(47,015)	(47,845)	(830)
1	JPPC	LME Aluminum Futures^	08/2017	(47,798)	(47,848)	(50)
1	JPPC	LME Aluminum Futures^	09/2017	(47,998)	(47,909)	89
2	JPPC	LME Aluminum Futures^	09/2017	(93,723)	(95,937)	(2,214)
10	JPPC	LME Aluminum Futures^	09/2017	(471,629)	(479,875)	(8,246)
4	JPPC	LME Aluminum Futures^	09/2017	(187,381)	(191,893)	(4,512)
2	JPPC	LME Aluminum Futures^	09/2017	(95,283)	(95,950)	(667)
3	JPPC	LME Copper Futures^	07/2017	(427,191)	(444,713)	(17,522)
3	JPPC	LME Copper Futures^	09/2017	(428,421)	(445,518)	(17,097)
1	JPPC	LME Lead Futures^	07/2017	(56,048)	(56,938)	(890)
1	JPPC	LME Lead Futures^	08/2017	(54,342)	(57,164)	(2,822)
1	JPPC	LME Lead Futures^	09/2017	(54,673)	(57,344)	(2,671)
1	JPPC	LME Lead Futures^	09/2017	(57,848)	(57,300)	548
1	JPPC	LME Nickel Futures^	07/2017	(58,438)	(56,106)	2,332

				(2,320,777)	(2,373,570)	(52,793)

				$127,574,612	$126,592,268	$(982,344)

^	Represents positions held in the respective Subsidiary (Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/20/17	CITI	CHF	13,600	$14,100	$14,255	$155
Swiss Franc, Expiring 09/20/17	JPMC	CHF	20,400	21,154	21,382	228
Euro, Expiring 09/20/17	CITI	EUR	425,666	479,534	488,185	8,651
Euro, Expiring 09/20/17	JPMC	EUR	638,501	719,304	732,281	12,977
British Pound, Expiring 09/20/17	CITI	GBP	255,969	328,895	334,193	5,298
British Pound, Expiring 09/20/17	JPMC	GBP	383,952	493,340	501,288	7,948
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	538,400	69,241	69,109	(132)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	807,600	103,863	103,662	(201)

				2,229,431	2,264,355	34,924

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(20,000)	$(5,987)	$(5,941)	$46
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(30,000)	(8,980)	(8,912)	68
Euro, Expiring 09/20/17	CITI	EUR	(3,107,416)	(3,503,030)	(3,563,819)	(60,789)
Euro, Expiring 09/20/17	JPMC	EUR	(4,661,124)	(5,254,538)	(5,345,729)	(91,191)
British Pound, Expiring 09/20/17	CITI	GBP	(1,585,933)	(2,059,736)	(2,070,595)	(10,859)
British Pound, Expiring 09/20/17	JPMC	GBP	(2,378,899)	(3,089,601)	(3,105,894)	(16,293)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(573,200)	(73,742)	(73,575)	167
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(859,800)	(110,613)	(110,363)	250

				(14,106,227)	(14,284,828)	(178,601)

				$(11,876,796)	$(12,020,473)	$(143,677)

*	Non-deliverable forward.

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

INR - Indian Rupee

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(10,000)	$—	$(10,000)

BARC
Cash	—	1,773,059	1,773,059

CITI
Investment Companies	120,626	—	120,626

GSCO
Cash	—	297,487	297,487
U.S. Treasury Inflation Linked Notes	—	382,770	382,770

GSIN
Investment Companies	431,275	—	431,275

JPMC
Investment Companies	520,000	—	520,000

JPMS
Cash	—	80,673	80,673

MSCL
Cash	—	(22,319)	(22,319)
U.S. Treasury Inflation Linked Notes	—	557,983	557,983

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$160,321	$—	$160,321

GSCO
Cash	—	235,196	235,196

JPPC
Cash	—	486,145	486,145

MSCL
Cash	—	1,059,234	1,059,234

MACQ
Cash	260,000	—	260,000

SOCG
Cash	120,000	—	120,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 120.7%
COMMON STOCKS - 34.6%

Belgium - 0.5%
Ageas (a)	61,052	$2,458,635
bpost SA (a)	181,859	4,392,328
Colruyt SA (a)	13,196	695,017
Galapagos NV *(a)	17,489	1,336,972
KBC Group NV (a)	15,106	1,145,323
Proximus SADP (a)	60,847	2,129,609
Solvay SA (a)	27,822	3,734,024
Umicore SA (a)	67,701	4,709,354

		20,601,262

Denmark - 1.2%
Danske Bank A/S (a)	129,313	4,975,070
DSV A/S (a)	9,350	574,316
GN Store Nord A/S (a)	71,760	2,095,319
H Lundbeck A/S (a)	166,088	9,323,714
ISS A/S (a)	135,315	5,315,329
Jyske Bank A/S (Registered) (a)	31,201	1,807,289
TDC A/S (a)	371,091	2,158,039
Vestas Wind Systems A/S (a)	194,949	18,006,921
William Demant Holding A/S *	119,441	3,090,413

		47,346,410

Finland - 1.5%
Cargotec OYJ, Class B (a)	68,203	4,326,510
Elisa OYJ (a)	12,548	486,764
Huhtamaki OYJ (a)	10,765	423,933
Kesko OYJ, Class B (a)	70,228	3,572,350
Metso OYJ (a)	79,415	2,755,532
Neste OYJ (a)	465,130	18,354,484
Orion OYJ, Class B (a)	90,484	5,780,193
Stora Enso OYJ, Class R (a)	662,467	8,560,437
UPM-Kymmene OYJ (a)	494,935	14,112,932
Wartsila OYJ Abp (a)	9,700	573,633

		58,946,768

Germany - 5.2%
adidas AG (a)	48,030	9,209,696
Allianz SE (Registered) (a)	18,810	3,712,006
Aurubis AG (a)	70,044	5,510,104
Axel Springer SE (a)	10,313	620,338
Brenntag AG (a)	45,953	2,665,005
Covestro AG (a)(b)	279,689	20,275,789
Deutsche Lufthansa AG (Registered) (a)	1,083,886	24,701,276
Evonik Industries AG (a)	146,117	4,676,587
Freenet AG (a)	156,723	4,999,870
FUCHS PETROLUB SE (Preference) (a)	10,763	586,616
Hannover Rueck SE (a)	93,503	11,230,977
HeidelbergCement AG (a)	39,627	3,841,396
Hella KGaA Hueck & Co. (a)	38,076	1,877,769
Henkel AG & Co. KGaA (Preference) (a)	77,645	10,706,760
HOCHTIEF AG (a)	47,933	8,799,488
Infineon Technologies AG (a)	513,815	10,913,726
KION Group AG (a)	47,344	3,621,463
Krones AG (a)	5,060	586,564
LANXESS AG (a)	5,701	432,365

INVESTMENTS	SHARES	VALUE
Germany - 5.2% (continued)
METRO AG (a)	112,174	$3,789,478
MTU Aero Engines AG (a)	28,386	4,010,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	48,056	9,724,271
OSRAM Licht AG (a)	76,597	6,114,131
Rheinmetall AG (a)	50,677	4,823,622
SAP SE (a)	97,647	10,220,845
Siemens AG (Registered) (a)	108,495	14,923,918
Software AG (a)	172,749	7,576,798
STADA Arzneimittel AG * (a)	38,979	2,768,717
Suedzucker AG (a)	319,012	6,660,121
Talanx AG (a)	78,847	2,949,341
Uniper SE (a)	95,883	1,801,669
Wirecard AG (a)	12,232	780,209

		205,111,482

Italy - 2.5%
A2A SpA	6,297,448	10,471,081
Assicurazioni Generali SpA (a)	123,140	2,032,571
Autogrill SpA	187,426	2,271,802
Banca Generali SpA	22,841	681,581
Brembo SpA	142,340	2,085,706
Buzzi Unicem SpA	139,147	3,469,628
Davide Campari-Milano SpA	386,724	2,734,016
Enel SpA (a)	6,615,063	35,479,874
Hera SpA	298,943	913,940
Italgas SpA	151,342	763,239
Leonardo SpA (a)	83,291	1,386,776
Mediobanca SpA (a)	568,588	5,625,062
Poste Italiane SpA (b)	1,049,307	7,195,091
Prysmian SpA (a)	277,616	8,187,880
Recordati SpA	141,774	5,749,228
Terna Rete Elettrica Nazionale SpA (a)	1,144,164	6,179,780
UnipolSai Assicurazioni SpA (a)	940,492	2,063,302

		97,290,557

Japan - 15.8%
ABC-Mart, Inc. (a)	39,800	2,345,502
Advantest Corp. (a)	22,900	392,559
Air Water, Inc. (a)	87,000	1,605,644
Aisin Seiki Co. Ltd. (a)	8,400	431,816
Alfresa Holdings Corp. (a)	278,000	5,374,607
Amada Holdings Co. Ltd. (a)	425,100	4,931,020
ANA Holdings, Inc. (a)	1,576,000	5,487,611
Aozora Bank Ltd. (a)	2,442,000	9,323,272
Asahi Glass Co. Ltd. (a)	16,400	692,619
Asahi Group Holdings Ltd. (a)	15,700	591,266
Asahi Kasei Corp. (a)	546,000	5,890,419
Astellas Pharma, Inc. (a)	468,900	5,747,167
Bandai Namco Holdings, Inc. (a)	282,400	9,648,859
Brother Industries Ltd. (a)	320,500	7,423,749
Central Japan Railway Co. (a)	32,800	5,356,792
Chubu Electric Power Co., Inc. (a)	211,700	2,815,326
Chugoku Bank Ltd. (The) (a)	77,600	1,165,040
Coca-Cola Bottlers Japan, Inc. (a)	50,000	1,447,780
Cosmos Pharmaceutical Corp. (a)	7,700	1,500,142
CyberAgent, Inc. (a)	30,600	950,331
Dai Nippon Printing Co. Ltd. (a)	69,000	768,657

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
Japan - 15.8% (continued)
Daiichi Sankyo Co. Ltd. (a)	394,100	$9,301,908
DeNA Co. Ltd. (a)	120,100	2,699,301
East Japan Railway Co. (a)	12,000	1,149,555
Ezaki Glico Co. Ltd. (a)	39,900	2,148,347
FUJIFILM Holdings Corp. (a)	61,900	2,231,957
Fujitsu Ltd. (a)	1,364,000	10,088,508
Fukuoka Financial Group, Inc. (a)	239,000	1,140,320
Gunma Bank Ltd. (The) (a)	220,300	1,326,586
Hakuhodo DY Holdings, Inc. (a)	293,100	3,903,420
Hankyu Hanshin Holdings, Inc. (a)	79,400	2,860,408
Haseko Corp. (a)	605,700	7,375,845
Hikari Tsushin, Inc. (a)	18,800	1,980,689
Hiroshima Bank Ltd. (The) (a)	125,000	556,427
Hisamitsu Pharmaceutical Co., Inc. (a)	65,400	3,135,514
Hitachi Capital Corp. (a)	89,000	2,146,073
Hitachi Chemical Co. Ltd. (a)	241,400	7,237,319
Hitachi High-Technologies Corp. (a)	239,200	9,315,150
Hitachi Metals Ltd. (a)	174,100	2,429,110
Hokuhoku Financial Group, Inc. (a)	14,400	230,339
Idemitsu Kosan Co. Ltd. (a)	429,500	12,218,715
Iida Group Holdings Co. Ltd. (a)	50,700	846,259
Inpex Corp. (a)	472,300	4,560,276
Ito En Ltd. (a)	40,100	1,464,045
ITOCHU Corp. (a)	658,200	9,799,893
Itochu Techno-Solutions Corp. (a)	215,000	7,539,482
Izumi Co. Ltd. (a)	20,500	1,165,661
J Front Retailing Co. Ltd. (a)	42,700	658,027
Japan Airlines Co. Ltd. (a)	137,900	4,271,547
JSR Corp. (a)	37,200	643,978
JTEKT Corp. (a)	36,700	540,053
JXTG Holdings, Inc. (a)	726,800	3,180,122
Kajima Corp. (a)	1,280,000	10,818,073
Kaken Pharmaceutical Co. Ltd. (a)	16,200	884,558
Kamigumi Co. Ltd. (a)	160,000	1,681,892
Kaneka Corp. (a)	343,000	2,625,134
Kao Corp. (a)	96,300	5,725,838
KDDI Corp. (a)	108,700	2,874,857
Keihan Holdings Co. Ltd. (a)	71,000	451,816
Kewpie Corp. (a)	169,600	4,453,634
Keyence Corp. (a)	1,700	748,387
Kobayashi Pharmaceutical Co. Ltd. (a)	10,200	606,235
Konami Holdings Corp. (a)	251,700	14,011,062
Kuraray Co. Ltd. (a)	288,500	5,253,309
Kurita Water Industries Ltd. (a)	36,800	1,006,630
Lion Corp. (a)	364,000	7,550,041
Makita Corp. (a)	35,600	1,318,412
Marubeni Corp. (a)	320,700	2,077,704
Maruichi Steel Tube Ltd. (a)	21,200	616,800
Matsumotokiyoshi Holdings Co. Ltd. (a)	23,000	1,310,179
Medipal Holdings Corp. (a)	234,700	4,351,823
MEIJI Holdings Co. Ltd. (a)	32,100	2,602,955
Miraca Holdings, Inc. (a)	9,500	427,871
Mitsubishi Chemical Holdings Corp. (a)	490,500	4,086,726
Mitsubishi Corp. (a)	189,000	3,972,973
Mitsubishi Gas Chemical Co., Inc. (a)	441,300	9,372,948
Mitsubishi Tanabe Pharma Corp. (a)	410,400	9,493,415
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	981,300	5,383,948
Mitsui & Co. Ltd. (a)	268,300	3,840,939

INVESTMENTS	SHARES	VALUE
Japan - 15.8% (continued)
Mitsui Chemicals, Inc. (a)	1,281,000	$6,821,803
Mixi, Inc.	115,500	6,427,492
Mizuho Financial Group, Inc. (a)	6,276,100	11,507,064
Nagoya Railroad Co. Ltd. (a)	671,000	3,130,959
Nankai Electric Railway Co. Ltd. (a)	90,000	466,069
Nexon Co. Ltd. (a)	166,000	3,292,754
NH Foods Ltd. (a)	251,000	7,635,445
NHK Spring Co. Ltd. (a)	373,600	3,944,471
Nikon Corp. (a)	25,700	411,949
Nippon Express Co. Ltd. (a)	992,000	6,224,966
Nippon Shokubai Co. Ltd. (a)	60,900	3,933,728
Nippon Telegraph & Telephone Corp. (a)	220,200	10,394,344
Nisshin Seifun Group, Inc. (a)	249,000	4,093,458
Nitori Holdings Co. Ltd. (a)	98,100	13,131,986
Nomura Research Institute Ltd. (a)	54,285	2,144,611
NTT Data Corp. (a)	248,000	2,766,848
Obayashi Corp. (a)	891,000	10,497,878
Oracle Corp. Japan (a)	44,800	2,914,138
ORIX Corp. (a)	770,400	11,987,317
Osaka Gas Co. Ltd. (a)	1,157,000	4,737,733
Otsuka Corp. (a)	97,500	6,064,894
Otsuka Holdings Co. Ltd. (a)	179,700	7,672,342
Park24 Co. Ltd. (a)	160,600	4,086,683
Persol Holdings Co. Ltd. (a)	49,400	928,137
Pola Orbis Holdings, Inc. (a)	255,600	6,762,306
Recruit Holdings Co. Ltd. (a)	93,900	1,616,008
Resona Holdings, Inc. (a)	2,129,200	11,761,300
Sankyo Co. Ltd. (a)	15,100	512,952
Sawai Pharmaceutical Co. Ltd. (a)	10,100	567,239
SCSK Corp. (a)	15,800	709,930
Seiko Epson Corp. (a)	192,200	4,288,444
Sekisui Chemical Co. Ltd. (a)	190,600	3,420,022
Shimamura Co. Ltd. (a)	69,800	8,556,921
Shimizu Corp. (a)	473,000	5,025,917
Shin-Etsu Chemical Co. Ltd. (a)	8,900	810,015
Shinsei Bank Ltd. (a)	397,000	695,450
Shionogi & Co. Ltd. (a)	59,400	3,312,019
Sohgo Security Services Co. Ltd. (a)	12,300	555,223
Sojitz Corp. (a)	3,434,800	8,455,379
Sompo Holdings, Inc. (a)	93,500	3,629,190
Sosei Group Corp. *	14,700	1,617,025
Square Enix Holdings Co. Ltd. (a)	139,900	4,584,793
Start Today Co. Ltd. (a)	146,800	3,617,841
Subaru Corp. (a)	44,900	1,522,472
Sugi Holdings Co. Ltd. (a)	37,000	1,982,668
Sumitomo Corp. (a)	379,500	4,948,746
Sumitomo Dainippon Pharma Co. Ltd. (a)	554,700	7,571,596
Sumitomo Heavy Industries Ltd. (a)	207,000	1,373,576
Sumitomo Mitsui Trust Holdings, Inc. (a)	34,500	1,239,216
Sumitomo Rubber Industries Ltd. (a)	331,800	5,619,206
Sundrug Co. Ltd. (a)	47,400	1,768,131
Suruga Bank Ltd. (a)	21,500	522,890
Suzuken Co. Ltd. (a)	69,910	2,327,172
Suzuki Motor Corp. (a)	124,200	5,916,636
Taisei Corp. (a)	985,000	9,009,348

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
Japan - 15.8% (continued)
Taisho Pharmaceutical Holdings Co. Ltd. (a)	11,700	$891,474
Takashimaya Co. Ltd. (a)	221,000	2,108,358
Teijin Ltd. (a)	34,200	659,960
Terumo Corp. (a)	28,200	1,112,743
Toho Gas Co. Ltd. (a)	666,000	4,851,159
Tohoku Electric Power Co., Inc. (a)	53,800	745,620
Tokyo Century Corp. (a)	36,700	1,470,923
Tokyo Electron Ltd. (a)	96,200	13,005,563
Toppan Printing Co. Ltd. (a)	299,000	3,287,808
Tosoh Corp. (a)	1,090,000	11,233,776
Toyo Suisan Kaisha Ltd. (a)	133,900	5,137,282
Toyoda Gosei Co. Ltd. (a)	87,000	2,084,646
Toyota Boshoku Corp. (a)	33,800	636,689
Tsuruha Holdings, Inc. (a)	18,400	1,955,252
USS Co. Ltd. (a)	38,800	773,326
Welcia Holdings Co. Ltd. (a)	27,200	1,006,977
West Japan Railway Co. (a)	79,000	5,589,691
Yamada Denki Co. Ltd. (a)	566,800	2,818,156
Yamaguchi Financial Group, Inc. (a)	549,000	6,649,498
Yamazaki Baking Co. Ltd. (a)	298,900	5,959,150
Yokogawa Electric Corp. (a)	54,900	883,523
Yokohama Rubber Co. Ltd. (The) (a)	23,500	473,741

		622,435,186

Netherlands - 1.5%
Aalberts Industries NV (a)	32,067	1,276,019
ASM International NV (a)	60,598	3,524,004
ASML Holding NV (a)	22,492	2,931,895
Gemalto NV (a)	14,478	868,347
Koninklijke Ahold Delhaize NV (a)	170,988	3,263,688
Koninklijke DSM NV (a)	93,924	6,831,332
Koninklijke Philips NV (a)	404,233	14,390,165
NN Group NV (a)	256,427	9,098,814
Philips Lighting NV (a)(b)	25,836	954,314
Randstad Holding NV (a)	88,236	5,144,258
Wolters Kluwer NV (a)	242,983	10,276,473

		58,559,309

Norway - 0.3%
Gjensidige Forsikring ASA (a)	28,441	485,485
Marine Harvest ASA *(a)	507,395	8,681,127
Orkla ASA (a)	49,400	502,102
Yara International ASA (a)	16,309	613,256

		10,281,970

Portugal - 0.0% (c)
Galp Energia SGPS SA (a)	140,103	2,123,088

Spain - 1.3%
ACS Actividades de Construccion y Servicios SA (a)	43,878	1,696,494
Aena SA (a)(b)	13,711	2,677,408
Almirall SA (a)	50,569	823,739
Amadeus IT Group SA (a)	59,468	3,554,743
Bankinter SA (a)	65,710	606,172
Ebro Foods SA (a)	210,309	4,809,523
Endesa SA (a)	488,889	11,277,981
Gas Natural SDG SA (a)	70,772	1,656,664
Iberdrola SA (a)	193,111	1,530,293

INVESTMENTS	SHARES	VALUE
Spain - 1.3% (continued)
Repsol SA (a)	1,399,537	$21,456,413
Tecnicas Reunidas SA (a)	16,427	636,537

		50,725,967

Sweden - 1.6%
BillerudKorsnas AB	40,727	643,654
Boliden AB	440,788	12,048,914
Electrolux AB, Series B	140,972	4,622,649
Essity AB, Class B *	162,714	4,451,859
Husqvarna AB, Class B	391,018	3,886,797
ICA Gruppen AB	55,667	2,073,702
Modern Times Group MTG AB, Class B	31,052	1,068,833
NCC AB, Class B	97,794	2,754,627
Nordea Bank AB (a)	241,815	3,079,860
Saab AB, Class B	65,645	3,244,329
Sandvik AB	200,244	3,152,689
Securitas AB, Class B	382,142	6,445,391
Skanska AB, Class B	172,024	4,084,873
SKF AB, Class B	99,323	2,016,892
SSAB AB, Class A *	251,186	1,146,372
Svenska Cellulosa AB SCA, Class B	162,714	1,230,933
Swedbank AB, Class A	126,372	3,084,217
Swedish Match AB	23,828	839,480
Trelleborg AB, Class B	27,956	638,330
Volvo AB, Class B	70,177	1,196,774

		61,711,175

Switzerland - 2.5%
ABB Ltd. (Registered) (a)	620,524	15,402,096
Adecco Group AG (Registered) (a)	101,050	7,698,212
Barry Callebaut AG (Registered) *	540	743,320
DKSH Holding AG	9,053	736,029
dormakaba Holding AG *	597	519,575
Flughafen Zurich AG (Registered)	4,913	1,206,634
Geberit AG (Registered) (a)	13,668	6,382,414
Georg Fischer AG (Registered)	4,348	4,217,470
Helvetia Holding AG (Registered)	1,684	965,783
Lonza Group AG (Registered) *(a)	36,514	7,909,523
Novartis AG (Registered) (a)	21,303	1,779,367
Partners Group Holding AG	4,786	2,971,678
Roche Holding AG (a)	19,309	4,933,738
Schindler Holding AG	3,492	740,349
SGS SA (Registered) (a)	429	1,040,191
Sika AG (a)	1,095	7,030,040
STMicroelectronics NV (a)	510,047	7,346,879
Straumann Holding AG (Registered)	5,079	2,892,343
Swiss Life Holding AG (Registered) *(a)	20,901	7,070,224
Swiss Re AG (a)	156,322	14,325,781
Temenos Group AG (Registered)	45,002	4,026,017

		99,937,663

United Kingdom - 0.7%
Dialog Semiconductor plc *(a)	11,954	510,738
Fiat Chrysler Automobiles NV *	2,135,015	22,555,523
Subsea 7 SA (a)	429,656	5,793,241

		28,859,502

TOTAL COMMON STOCKS (Cost $1,117,175,411)		1,363,930,339

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 86.1%
INVESTMENT COMPANIES - 61.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (e)	15,483,391	$15,483,391
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (e)	61,933,565	61,933,565
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (e)(f)(g)	1,048,896,209	1,048,896,209
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (e)(f)(g)	591,546,706	591,546,706
Limited Purpose Cash Investment Fund, 0.81% (e)(h)	640,008,381	639,944,381
UBS Select Treasury Preferred Fund, Class I, 0.85% (e)	77,416,956	77,416,956

TOTAL INVESTMENT COMPANIES (Cost $2,435,261,398)		2,435,221,208

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 24.2%
U.S. Treasury Bills 0.62%, 7/6/2017 (f)(i)	$2,750,000	2,749,827
0.59%, 7/13/2017 (i)	24,767,000	24,761,675
0.61%, 7/20/2017 (f)(i)	384,481,000	384,339,127
0.60%, 7/27/2017 (i)	14,776,000	14,767,918
0.63%, 8/3/2017 (i)	2,548,000	2,546,130
0.62%, 8/10/2017 (i)	6,153,000	6,147,339
0.65%, 8/17/2017 (f)(i)	129,866,000	129,719,251
0.67%, 8/24/2017 (f)(i)	30,743,000	30,702,235
0.67%, 8/31/2017 (f)(i)(j)	45,813,000	45,743,731
0.83%, 9/7/2017 (i)(j)	5,428,000	5,418,544
0.89%, 9/21/2017 (f)(i)	1,200,000	1,197,404
0.91%, 9/28/2017 (f)(i)	5,671,000	5,657,157
0.91%, 10/5/2017 (f)(i)	3,482,000	3,472,773
1.02%, 11/9/2017 (f)(i)	4,138,000	4,122,425
1.02%, 11/16/2017 (f)(i)(j)	167,034,000	166,369,873
1.05%, 11/24/2017 (f)(i)(j)	19,998,000	19,913,228
1.06%, 11/30/2017 (i)(j)	21,299,000	21,205,306
1.11%, 12/14/2017 (i)	11,541,000	11,484,876
1.13%, 12/21/2017 (f)(i)(j)	39,689,000	39,486,467
1.12%, 12/28/2017 (f)(i)(j)	32,490,000	32,309,875

TOTAL U.S. TREASURY OBLIGATIONS (Cost $952,201,688)		952,115,161

TOTAL SHORT-TERM INVESTMENTS (Cost $3,387,463,086)		3,387,336,369

TOTAL LONG POSITIONS (Cost $4,504,638,497)		4,751,266,708

INVESTMENTS	SHARES	VALUE
SHORT POSITIONS - (27.9)%
COMMON STOCKS - (27.9)%
Austria - (0.1)%
ams AG *	(83,157)	$(5,396,219)

Belgium - (0.5)%
Anheuser-Busch InBev SA/NV	(132,071)	(14,587,048)
Telenet Group Holding NV *	(73,105)	(4,605,245)

		(19,192,293)

Denmark - (0.5)%
AP Moller - Maersk A/S, Class B	(579)	(1,165,824)
Chr Hansen Holding A/S	(21,618)	(1,572,208)
Coloplast A/S, Class B	(91,030)	(7,608,776)
Novo Nordisk A/S, Class B	(57,985)	(2,491,458)
Novozymes A/S, Class B	(151,752)	(6,639,017)
Tryg A/S	(26,020)	(569,032)

		(20,046,315)

Finland - (1.1)%
Fortum OYJ	(299,394)	(4,698,582)
Nokia OYJ	(6,168,694)	(37,824,755)
Nokian Renkaat OYJ	(10,785)	(446,429)

		(42,969,766)

Germany - (3.4)%
Bayerische Motoren Werke AG	(27,849)	(2,590,160)
Beiersdorf AG	(45,261)	(4,760,625)
Bilfinger SE	(63,284)	(2,483,972)
Commerzbank AG *	(2,469,528)	(29,488,470)
Daimler AG (Registered)	(59,142)	(4,289,491)
Deutsche Bank AG (Registered)	(1,451,282)	(25,803,490)
E.ON SE	(1,173,824)	(11,080,862)
Fraport AG Frankfurt Airport Services Worldwide	(4,856)	(429,720)
GEA Group AG	(55,466)	(2,277,494)
HUGO BOSS AG	(68,612)	(4,809,863)
MAN SE	(4,079)	(437,451)
ProSiebenSat.1 Media SE	(89,204)	(3,742,061)
RWE AG *	(814,566)	(16,271,621)
Salzgitter AG	(12,903)	(526,580)
Schaeffler AG (Preference)	(35,099)	(503,550)
Symrise AG	(15,087)	(1,070,427)
Telefonica Deutschland Holding AG	(995,567)	(4,978,826)
thyssenkrupp AG	(269,133)	(7,670,283)
United Internet AG (Registered)	(77,565)	(4,268,716)
Volkswagen AG (Preference)	(40,849)	(6,239,920)
Zalando SE *(b)	(32,155)	(1,470,352)

		(135,193,934)

Italy - (2.1)%
Banco BPM SpA *	(6,903,980)	(23,187,072)
BPER Banca	(328,618)	(1,645,956)
Luxottica Group SpA	(59,331)	(3,453,541)
Mediaset SpA *	(1,515,011)	(5,968,726)
Saipem SpA *	(1,151,307)	(4,263,512)
UniCredit SpA *	(1,817,321)	(34,040,706)
Unione di Banche Italiane SpA	(572,557)	(2,466,885)
Unipol Gruppo Finanziario SpA	(699,215)	(3,067,873)
Yoox Net-A-Porter Group SpA *	(202,352)	(5,607,038)

		(83,701,309)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
Japan - (14.8)%
Acom Co. Ltd. *	(1,096,900)	$(5,020,813)
Aeon Co. Ltd.	(527,500)	(8,023,068)
AEON Financial Service Co. Ltd.	(248,100)	(5,265,206)
Alps Electric Co. Ltd.	(672,700)	(19,540,815)
Asics Corp.	(479,200)	(8,905,744)
Bank of Kyoto Ltd. (The)	(1,143,000)	(10,831,141)
Calbee, Inc.	(299,200)	(11,768,427)
Casio Computer Co. Ltd.	(332,100)	(5,118,392)
Chiba Bank Ltd. (The)	(964,000)	(7,015,434)
Chiyoda Corp.	(171,000)	(1,010,074)
Chugai Pharmaceutical Co. Ltd.	(178,000)	(6,668,936)
Chugoku Electric Power Co., Inc. (The)	(503,900)	(5,563,754)
Concordia Financial Group Ltd.	(127,900)	(648,247)
Credit Saison Co. Ltd.	(70,900)	(1,388,289)
Daiwa Securities Group, Inc.	(689,000)	(4,102,793)
Denso Corp.	(175,900)	(7,464,869)
Dentsu, Inc.	(17,200)	(825,136)
Don Quijote Holdings Co. Ltd.	(47,900)	(1,819,952)
Eisai Co. Ltd.	(155,000)	(8,575,773)
Electric Power Development Co. Ltd.	(357,500)	(8,854,645)
FANUC Corp.	(42,600)	(8,245,048)
Fast Retailing Co. Ltd.	(27,800)	(9,297,002)
Hachijuni Bank Ltd. (The)	(607,600)	(3,871,365)
Hamamatsu Photonics KK	(172,500)	(5,315,962)
Hirose Electric Co. Ltd.	(10,100)	(1,445,355)
Hitachi Construction Machinery Co. Ltd.	(133,600)	(3,360,861)
Hitachi Ltd.	(81,000)	(499,421)
Hokuriku Electric Power Co.	(106,700)	(963,209)
Honda Motor Co. Ltd.	(111,900)	(3,065,845)
Ibiden Co. Ltd.	(354,900)	(6,137,864)
IHI Corp. *	(2,084,000)	(7,121,828)
Isetan Mitsukoshi Holdings Ltd.	(179,000)	(1,800,777)
Iyo Bank Ltd. (The)	(808,900)	(6,719,236)
Japan Post Insurance Co. Ltd.	(20,700)	(457,843)
JFE Holdings, Inc.	(252,100)	(4,389,462)
JGC Corp.	(175,600)	(2,860,405)
Kakaku.com, Inc.	(436,000)	(6,267,470)
Kansai Electric Power Co., Inc. (The)	(121,600)	(1,676,795)
Kansai Paint Co. Ltd.	(269,900)	(6,230,965)
Kawasaki Heavy Industries Ltd.	(2,182,000)	(6,494,990)
Keikyu Corp.	(268,000)	(3,232,170)
Keio Corp.	(206,000)	(1,726,744)
Keisei Electric Railway Co. Ltd.	(70,500)	(1,886,823)
Kikkoman Corp.	(288,000)	(9,212,600)
Kintetsu Group Holdings Co. Ltd.	(626,000)	(2,415,156)
Kobe Steel Ltd. *	(1,495,500)	(15,420,452)
Koito Manufacturing Co. Ltd.	(32,300)	(1,670,251)
Kubota Corp.	(109,900)	(1,857,618)
Kyowa Hakko Kirin Co. Ltd.	(80,800)	(1,502,800)
Kyushu Electric Power Co., Inc.	(636,400)	(7,734,633)
Kyushu Financial Group, Inc.	(87,100)	(551,912)
Kyushu Railway Co.	(67,600)	(2,192,546)
LIXIL Group Corp.	(180,700)	(4,529,265)
Mabuchi Motor Co. Ltd.	(52,200)	(2,609,106)
Marui Group Co. Ltd.	(191,600)	(2,831,053)
Mazda Motor Corp.	(69,300)	(973,588)

INVESTMENTS	SHARES	VALUE
Japan - (14.8)% (continued)
MINEBEA MITSUMI, Inc.	(295,200)	$(4,773,960)
MISUMI Group, Inc.	(28,600)	(655,502)
Mitsubishi Heavy Industries Ltd.	(1,338,000)	(5,508,758)
Mitsubishi Logistics Corp.	(239,000)	(3,189,072)
Mitsubishi Materials Corp.	(81,000)	(2,458,059)
Mitsubishi Motors Corp.	(2,560,000)	(16,929,684)
Mitsui OSK Lines Ltd.	(1,323,000)	(3,906,689)
Murata Manufacturing Co. Ltd.	(71,100)	(10,854,555)
Nabtesco Corp.	(78,900)	(2,301,046)
NGK Insulators Ltd.	(31,600)	(633,521)
NGK Spark Plug Co. Ltd.	(714,500)	(15,304,957)
Nidec Corp.	(18,000)	(1,849,320)
Nippon Electric Glass Co. Ltd.	(38,800)	(1,415,331)
Nippon Paint Holdings Co. Ltd.	(227,000)	(8,636,159)
Nippon Steel & Sumitomo Metal Corp.	(93,100)	(2,109,714)
Nippon Yusen KK *	(3,742,000)	(6,995,624)
Nissan Chemical Industries Ltd.	(21,000)	(695,875)
Nissan Motor Co. Ltd.	(163,600)	(1,633,535)
NOK Corp.	(81,900)	(1,738,709)
Nomura Holdings, Inc.	(207,100)	(1,248,905)
NSK Ltd.	(43,300)	(544,878)
NTN Corp.	(560,000)	(2,605,891)
Odakyu Electric Railway Co. Ltd.	(211,500)	(4,274,578)
Oji Holdings Corp.	(149,000)	(771,447)
Olympus Corp.	(202,500)	(7,419,278)
Omron Corp.	(42,200)	(1,836,941)
Ono Pharmaceutical Co. Ltd.	(344,600)	(7,516,204)
Orient Corp.	(481,600)	(841,257)
Oriental Land Co. Ltd.	(132,000)	(8,946,305)
Panasonic Corp.	(85,900)	(1,170,410)
Pigeon Corp.	(273,300)	(9,935,909)
Rakuten, Inc.	(379,900)	(4,483,168)
Ricoh Co. Ltd.	(949,400)	(8,410,378)
Rinnai Corp.	(14,500)	(1,354,682)
Rohm Co. Ltd.	(9,400)	(724,753)
Ryohin Keikaku Co. Ltd.	(2,400)	(600,674)
Santen Pharmaceutical Co. Ltd.	(53,100)	(721,264)
Seibu Holdings, Inc.	(281,300)	(5,212,069)
Seven Bank Ltd.	(2,134,000)	(7,651,364)
Shikoku Electric Power Co., Inc.	(746,400)	(8,810,643)
Shimano, Inc.	(39,900)	(6,335,266)
Shizuoka Bank Ltd. (The)	(889,000)	(8,062,639)
SMC Corp.	(7,100)	(2,170,415)
Sony Corp.	(214,500)	(8,181,833)
Sony Financial Holdings, Inc.	(1,140,600)	(19,506,523)
Stanley Electric Co. Ltd.	(143,400)	(4,345,719)
Sumitomo Metal Mining Co. Ltd.	(438,000)	(5,854,344)
Sysmex Corp.	(20,500)	(1,227,001)
T&D Holdings, Inc.	(496,700)	(7,595,606)
Taiyo Nippon Sanso Corp.	(298,000)	(3,361,217)
Takeda Pharmaceutical Co. Ltd.	(30,200)	(1,533,223)
THK Co. Ltd.	(38,900)	(1,108,620)
Tobu Railway Co. Ltd.	(470,000)	(2,567,832)
Toho Co. Ltd.	(15,800)	(487,271)
Tokyo Electric Power Co. Holdings, Inc. *	(1,043,200)	(4,306,695)
Toyo Seikan Group Holdings Ltd.	(82,500)	(1,396,625)
Toyota Industries Corp.	(66,400)	(3,511,916)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
Japan - (14.8)% (continued)
Toyota Motor Corp.	(69,300)	$(3,642,651)
Trend Micro, Inc.	(15,500)	(801,087)
Unicharm Corp.	(104,800)	(2,638,441)
Yahoo Japan Corp.	(618,700)	(2,689,629)
Yakult Honsha Co. Ltd.	(199,700)	(13,612,163)
Yamaha Motor Co. Ltd.	(454,600)	(11,796,583)
Yamato Holdings Co. Ltd.	(108,800)	(2,210,334)
Yaskawa Electric Corp.	(559,100)	(11,904,390)

		(582,499,019)

Luxembourg - (0.4)%
APERAM SA	(10,701)	(496,909)
ArcelorMittal *	(68,849)	(1,561,708)
Millicom International Cellular SA, SDR	(80,631)	(4,769,165)
Tenaris SA	(602,308)	(9,404,279)

		(16,232,061)

Netherlands - (1.0)%
Aegon NV	(1,001,447)	(5,125,316)
Altice NV, Class A *	(926,874)	(21,354,612)
Koninklijke KPN NV	(2,932,085)	(9,384,328)
Koninklijke Vopak NV	(34,099)	(1,580,109)
OCI NV *	(110,646)	(2,436,299)
SBM Offshore NV	(83,772)	(1,341,914)

		(41,222,578)

Norway - (0.4)%
Norsk Hydro ASA	(589,971)	(3,264,903)
Schibsted ASA, Class A	(244,971)	(5,916,754)
Statoil ASA	(117,549)	(1,949,214)
Telenor ASA	(168,737)	(2,799,388)

		(13,930,259)

Portugal - (0.1)%
Banco Comercial Portugues SA, Class R *	(7,794,313)	(2,097,429)
Banco Espirito Santo SA (Registered) (3)*(d)	(216,618)	(3)

		(2,097,432)

Spain - (1.3)%
Abertis Infraestructuras SA	(87,622)	(1,624,204)
Acciona SA	(4,553)	(400,860)
Atresmedia Corp. de Medios de Comunicacion SA	(134,219)	(1,571,684)
Banco de Sabadell SA	(1,191,981)	(2,425,152)
Banco Santander SA	(220,974)	(1,467,241)
Bankia SA	(1,013,123)	(4,900,223)
CaixaBank SA	(439,826)	(2,102,534)
Cellnex Telecom SA (b)	(648,398)	(13,400,107)
Distribuidora Internacional de Alimentacion SA	(182,941)	(1,141,621)
Enagas SA	(53,132)	(1,491,114)
Ferrovial SA	(158,548)	(3,521,856)
Industria de Diseno Textil SA	(143,482)	(5,510,427)
Red Electrica Corp. SA	(66,030)	(1,381,375)
Telefonica SA	(1,001,041)	(10,362,393)

		(51,300,791)

INVESTMENTS	SHARES	VALUE
Sweden - (1.0)%
Alfa Laval AB	(35,702)	$(730,731)
Getinge AB, Class B	(104,516)	(2,047,078)
Hennes & Mauritz AB, Class B	(365,922)	(9,123,181)
Hexagon AB, Class B	(10,224)	(485,739)
Skandinaviska Enskilda Banken AB, Class A	(38,183)	(462,268)
Svenska Handelsbanken AB, Class A	(194,999)	(2,792,800)
Swedish Orphan Biovitrum AB *	(31,112)	(480,577)
Telefonaktiebolaget LM Ericsson, Class B	(3,189,811)	(22,935,155)

		(39,057,529)

Switzerland - (1.1)%
Aryzta AG *	(59,094)	(1,948,935)
Chocoladefabriken Lindt & Spruengli AG	(623)	(3,611,782)
Cie Financiere Richemont SA (Registered)	(23,874)	(1,975,546)
Credit Suisse Group AG (Registered) *	(1,921,588)	(27,961,009)
OC Oerlikon Corp. AG (Registered) *	(318,139)	(4,186,911)
Sunrise Communications Group AG *(b)	(14,586)	(1,150,067)
Vifor Pharma AG	(7,368)	(813,852)

		(41,648,102)

United Kingdom - 0.0% (c)
CNH Industrial NV	(62,785)	(712,029)

United States - (0.1)%
QIAGEN NV *	(62,191)	(2,069,327)

TOTAL COMMON STOCKS (Proceeds $(991,567,006))		(1,097,268,963)

TOTAL SHORT POSITIONS (Proceeds $(991,567,006))		(1,097,268,963)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 92.8% (Cost $3,513,071,491)		3,653,997,745

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2% (k)		281,155,576

NET ASSETS - 100.0%		$3,935,153,321

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(90,359,659)	(2.3)%
Consumer Staples	39,213,990	1.0
Energy	48,292,735	1.2
Financials	(92,358,649)	(2.4)
Health Care	61,596,192	1.6
Industrials	219,823,015	5.6
Information Technology	5,032,810	0.1
Materials	87,741,046	2.2
Telecommunication Services	(23,800,790)	(0.6)
Utilities	11,480,686	0.3
Short-Term Investments	3,387,336,369	86.1

Total Investments In Securities At Value	3,653,997,745	92.8
Other Assets in Excess of Liabilities (k)	281,155,576	7.2

Net Assets	$3,935,153,321	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,191,116,447. In addition, $23,535,177 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $15,082,076, which represents approximately 0.38% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $(3), which represents approximately 0.00% of net assets of the fund.
(e)	Represents 7-day effective yield as of 6/30/2017.
(f)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(g)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/17	VALUE AT 06/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	902,862,276	(262,853,895)	640,008,381	$639,944,381	$979,238	$(20,671)	$(40,190)

(i)	The rate shown was the effective yield at the date of purchase.
(j)	All or a portion of the security pledged as collateral for futures contracts.
(k)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3) Level 3 security (See Note 5).

Abbreviations

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of June 30, 2017: Over the Counter
COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 August Futures	08/2017	TRY	61,379,701	$121,028
BANA	Bovespa Index August Futures	08/2017	BRL	(352,871,335)	(1,222,296)
CITI	Corn September Futures^	08/2017	USD	(207,238,228)	5,174,878
GSIN	Corn September Futures^	08/2017	USD	(25,299,348)	629,598
MACQ	Corn September Futures^	08/2017	USD	(49,579,766)	1,345,166
BANA	Hang Seng Index July Futures	07/2017	HKD	1,344,053,329	(599,248)
GSIN	Hang Seng Index July Futures	07/2017	HKD	1,787,828,783	(583,155)
BANA	H-SHARES Index July Futures	07/2017	HKD	7,733,987	(11,242)
GSIN	H-SHARES Index July Futures	07/2017	HKD	20,041,447	(20,650)
BANA	KOSPI Index 200 September Futures	09/2017	KRW	115,046,054,525	1,395,996
GSIN	KOSPI Index 200 September Futures	09/2017	KRW	10,011,709,500	138,749
BANA	MSCI Taiwan Stock Index July Futures	07/2017	USD	10,464,672	(138,631)
BANA	NSE Nifty 50 Index July Futures	07/2017	INR	350,152,753	(28,121)
GSIN	Soybean November Futures^	10/2017	USD	(41,685,857)	(609,568)
SOCG	Soybean November Futures^	10/2017	USD	(19,706,761)	(199,777)
BANA	Swiss Market Index September Futures	09/2017	CHF	(314,207,243)	(1,156,321)
BANA	Taiwan Stock Exchange July Futures	07/2017	TWD	1,153,331,753	913,885
BANA	Tel Aviv 25 Index July Futures	07/2017	ILS	(16,023,166)	31,336
GSIN	WIG20 Index September Futures	09/2017	PLN	20,244,854	(94,060)

					$5,087,567

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1,514	GSCO	Brent Crude Futures^	07/2017	$72,075,413	$73,837,780	$1,762,367
125	JPPC	LME Copper Futures^	07/2017	17,802,344	18,529,688	727,344
31	JPPC	LME Copper Futures^	08/2017	4,319,901	4,596,432	276,531
1	JPPC	LME Copper Futures^	08/2017	139,879	148,284	8,405
1	JPPC	LME Copper Futures^	08/2017	142,811	148,333	5,522
1,177	JPPC	LME Copper Futures^	09/2017	166,824,997	174,791,856	7,966,859
2,172	MSCL	Silver Futures^	09/2017	179,224,557	180,569,220	1,344,663
1,035	MSCL	WTI Crude Futures^	07/2017	48,006,982	47,651,400	(355,582)
5,223	JPMS	BIST 30 Futures	08/2017	18,621,897	18,663,379	41,482
1,607	BARC	CAC40 Index Futures	07/2017	96,883,347	93,910,034	(2,973,313)
1,615	BARC	DAX Index Futures	09/2017	589,900,595	568,128,248	(21,772,347)
137	BARC	FTSE 100 Index Futures	09/2017	13,324,475	12,923,201	(401,274)
125	BARC	FTSE Bursa Malaysia KLCI Index Futures	07/2017	2,590,101	2,573,440	(16,661)
450	BARC	Hang Seng Index Futures	07/2017	73,950,964	73,732,460	(218,504)
46	BARC	H-SHARES Index Futures	07/2017	3,029,068	3,003,349	(25,719)
109	BARC	IBEX 35 Index Futures	07/2017	13,459,010	12,954,758	(504,252)
369	BARC	KOSPI Index 200 Futures	09/2017	24,843,652	25,228,357	384,705
6	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	09/2017	163,409	166,375	2,966

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
375	BARC	MSCI Singapore Index Futures	07/2017	$ 9,733,302	$ 9,763,483	$ 30,181
183	BARC	MSCI Taiwan Stock Index Futures	07/2017	7,133,409	7,050,991	(82,418)
307	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	42,747,484	42,101,234	(646,250)
3,449	BARC	TOPIX Index Futures	09/2017	491,121,898	494,159,902	3,038,004
247	JPMS	3-Month Euro Euribor Futures	12/2017	70,717,995	70,728,766	10,771
247	JPMS	3-Month Euro Euribor Futures	03/2018	70,690,285	70,704,082	13,797
247	JPMS	3-Month Euro Euribor Futures	06/2018	70,684,532	70,672,343	(12,189)
2,476	JPMS	90-Day Sterling Futures	12/2017	401,392,168	401,092,759	(299,409)
2,476	JPMS	90-Day Sterling Futures	03/2018	401,218,407	400,770,272	(448,135)
2,476	JPMS	90-Day Sterling Futures	06/2018	401,181,228	400,447,746	(733,482)
1,330	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2018	1,017,774,960	1,017,396,246	(378,714)
844	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	645,818,896	645,927,066	108,170
2,174	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	1,663,222,954	1,663,675,371	452,417
2,174	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2018	1,663,144,009	1,663,389,506	245,497
6,975	JPMS	Australia 3-Year Bond Futures	09/2017	602,000,724	598,569,536	(3,431,188)
313	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2018	59,526,823	59,435,727	(91,096)
13	GSCO	Canadian 10-Year Bond Futures	09/2017	1,456,403	1,408,968	(47,435)
313	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	59,652,681	59,529,255	(123,426)
313	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2018	59,629,187	59,477,965	(151,222)
1,178	GSCO	Euro-Bobl Futures	09/2017	178,876,258	177,196,119	(1,680,139)
1,465	GSCO	Euro-SCHATZ Futures	09/2017	187,170,310	187,152,983	(17,327)
3,963	GSCO	Long Gilt Futures	09/2017	655,937,688	648,143,262	(7,794,426)
5,219	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	657,060,384	655,147,594	(1,912,790)
27	MSCL	U.S. Treasury 5-Year Note Futures	09/2017	3,186,721	3,181,570	(5,151)

				10,746,382,108	10,718,679,340	(27,702,768)

Short Contracts:
1,072	MSCL	Corn Futures^	09/2017	$(20,942,662)	$(20,421,600)	$521,062
1,143	MSCL	Gold 100 OZ Futures^	08/2017	(142,629,892)	(141,994,890)	635,002
125	JPPC	LME Copper Futures^	07/2017	(17,823,187)	(18,529,687)	(706,500)
31	JPPC	LME Copper Futures^	08/2017	(4,345,195)	(4,596,432)	(251,237)
1	JPPC	LME Copper Futures^	08/2017	(139,998)	(148,285)	(8,287)
1	JPPC	LME Copper Futures^	08/2017	(142,598)	(148,334)	(5,736)
3,666	MSCL	Natural Gas Futures^	07/2017	(111,124,987)	(111,263,100)	(138,113)
985	MSCL	Soybean Futures^	11/2017	(46,234,591)	(47,021,437)	(786,846)
1,686	BARC	Amsterdam Index Futures	07/2017	(201,430,758)	(195,069,853)	6,360,905
1,184	BARC	Euro Stoxx 50 Index Futures	09/2017	(47,949,429)	(46,397,605)	1,551,824
1,591	BARC	FTSE/JSE Top 40 Index Futures	09/2017	(55,779,391)	(55,555,178)	224,213
1,499	BARC	FTSE/MIB Index Futures	09/2017	(179,967,134)	(175,479,930)	4,487,204
12,213	BARC	OMXS30 Index Futures	07/2017	(238,799,005)	(232,345,196)	6,453,809
4,287	BARC	S&P 500 E-Mini Futures	09/2017	(520,446,844)	(518,919,915)	1,526,929
2,651	BARC	SET50 Index Futures	09/2017	(15,520,614)	(15,486,148)	34,466

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2,159	BARC	SPI 200 Index Futures	09/2017	$ (236,131,660)	$ (234,349,795)	$ 1,781,865
999	GSCO	10-Year Japanese Government Bond Futures	09/2017	(1,336,752,507)	(1,333,273,083)	3,479,424
3,666	JPMS	90-Day EURODollar Futures	12/2017	(902,727,868)	(902,981,625)	(253,757)
3,666	JPMS	90-Day EURODollar Futures	03/2018	(901,240,306)	(902,202,599)	(962,293)
3,666	JPMS	90-Day EURODollar Futures	06/2018	(902,129,409)	(901,515,225)	614,184
4,852	JPMS	Australia 10-Year Bond Futures	09/2017	(489,089,085)	(482,041,529)	7,047,556
1,516	GSCO	Euro-Bund Futures	09/2017	(283,677,598)	(280,277,805)	3,399,793
1,057	GSCO	Euro-Buxl 30-Year Bond Futures	09/2017	(201,118,215)	(197,409,935)	3,708,280
1,160	MSCL	U.S. Treasury 2-Year Note Futures	09/2017	(251,009,737)	(250,686,874)	322,863
2,170	MSCL	U.S. Treasury Long Bond Futures	09/2017	(330,519,652)	(333,501,875)	(2,982,223)

				(7,437,672,322)	(7,401,617,935)	36,054,387

				$3,308,709,786	$3,317,061,405	$8,351,619

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	403,217,196	$301,566,457	$309,606,269	$8,039,812
Australian Dollar, Expiring 09/20/17	JPMC	AUD	604,825,793	452,350,252	464,409,405	12,059,153
Brazilian Real, Expiring 09/20/17*	CITI	BRL	121,028,228	36,227,455	35,954,476	(272,979)
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	181,542,342	54,341,251	53,931,713	(409,538)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	248,468,540	184,948,076	191,840,350	6,892,274
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	372,702,810	277,422,459	287,760,523	10,338,064
Swiss Franc, Expiring 09/20/17	CITI	CHF	32,580,000	33,776,935	34,147,476	370,541
Swiss Franc, Expiring 09/20/17	JPMC	CHF	48,870,000	50,665,509	51,221,215	555,706
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	50,708,600	7,410,637	7,435,669	25,032
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	57,134,400	8,360,743	8,377,918	17,175
Euro, Expiring 09/20/17	CITI	EUR	173,281,051	195,558,572	198,731,730	3,173,158
Euro, Expiring 09/20/17	JPMC	EUR	259,921,577	293,338,224	298,097,596	4,759,372
British Pound, Expiring 09/20/17	CITI	GBP	56,091,200	71,242,102	73,232,733	1,990,631
British Pound, Expiring 09/20/17	JPMC	GBP	84,136,800	106,863,286	109,849,100	2,985,814

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	148,986,200	$ 19,169,689	$ 19,123,732	$ (45,957)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	222,037,800	28,569,267	28,500,570	(68,697)
Hungarian Forint, Expiring 09/20/17	CITI	HUF	720,000,000	2,661,419	2,671,406	9,987
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	1,080,000,000	3,992,102	4,007,109	15,007
Indian Rupee, Expiring 09/20/17*	CITI	INR	952,099,476	14,609,715	14,604,134	(5,581)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	1,428,149,214	21,914,599	21,906,202	(8,397)
Japanese Yen, Expiring 09/20/17	CITI	JPY	16,139,272,142	146,529,222	143,983,820	(2,545,402)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	24,208,908,214	219,794,108	215,975,732	(3,818,376)
Korean Won, Expiring 09/20/17*	CITI	KRW	40,000,000	35,791	34,968	(823)
Korean Won, Expiring 09/20/17*	JPMC	KRW	60,000,000	53,687	52,451	(1,236)
Mexican Peso, Expiring 09/20/17	CITI	MXN	1,592,453,737	85,286,308	86,666,443	1,380,135
Mexican Peso, Expiring 09/20/17	JPMC	MXN	2,388,680,604	127,929,645	129,999,665	2,070,020
Norwegian Krone, Expiring 09/20/17	CITI	NOK	82,309,600	9,870,914	9,874,086	3,172
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	123,464,400	14,806,390	14,811,128	4,738
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	49,426,400	35,342,425	36,167,510	825,085
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	74,139,600	53,014,098	54,251,265	1,237,167
Poland Zloty, Expiring 09/20/17	CITI	PLN	74,000,000	19,811,402	19,962,564	151,162
Poland Zloty, Expiring 09/20/17	JPMC	PLN	111,000,000	29,717,096	29,943,845	226,749
Swedish Krona, Expiring 09/20/17	CITI	SEK	1,682,000	195,922	200,543	4,621
Swedish Krona, Expiring 09/20/17	JPMC	SEK	2,523,000	293,883	300,813	6,930
Turkish Lira, Expiring 09/20/17	CITI	TRY	210,405,180	57,639,460	58,480,476	841,016
Turkish Lira, Expiring 09/20/17	JPMC	TRY	315,607,770	86,458,925	87,720,715	1,261,790
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	144,000,000	4,811,244	4,736,946	(74,298)
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	216,000,000	7,216,875	7,105,419	(111,456)
South African Rand, Expiring 09/20/17	CITI	ZAR	548,800,000	41,624,874	41,399,024	(225,850)
South African Rand, Expiring 09/20/17	JPMC	ZAR	823,200,000	62,437,278	62,098,536	(338,742)

				3,167,858,296	3,219,175,275	51,316,979

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(68,400,000)	$(20,345,212)	$(20,319,939)	$25,273
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(102,600,000)	(30,517,780)	(30,479,908)	37,872
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(30,452,000)	(22,665,664)	(23,511,718)	(846,054)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(45,678,000)	(33,998,453)	(35,267,577)	(1,269,124)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(443,784,091)	(460,810,724)	(465,135,259)	(4,324,535)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(665,676,131)	(691,215,216)	(697,702,885)	(6,487,669)
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	(62,115,000)	(8,971,199)	(9,108,250)	(137,051)
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	(91,182,000)	(13,166,831)	(13,370,495)	(203,664)
Danish Krone, Expiring 09/20/17	CITI	DKK	(60,238,570)	(9,085,943)	(9,293,569)	(207,626)
Danish Krone, Expiring 09/20/17	JPMC	DKK	(90,357,853)	(13,628,899)	(13,940,352)	(311,453)
Euro, Expiring 09/20/17	CITI	EUR	(35,737,800)	(40,125,720)	(40,986,794)	(861,074)
Euro, Expiring 09/20/17	JPMC	EUR	(26,473,200)	(29,823,858)	(30,361,455)	(537,597)
British Pound, Expiring 09/20/17	CITI	GBP	(111,176,701)	(144,413,311)	(145,152,425)	(739,114)
British Pound, Expiring 09/20/17	JPMC	GBP	(166,765,050)	(216,619,694)	(217,728,636)	(1,108,942)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(133,586,600)	(17,181,700)	(17,147,054)	34,646
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(178,346,400)	(22,941,460)	(22,892,381)	49,079
Hungarian Forint, Expiring 09/20/17	CITI	HUF	(495,600,000)	(1,816,659)	(1,838,817)	(22,158)
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	(743,400,000)	(2,724,984)	(2,758,227)	(33,243)
Israeli Shekel, Expiring 09/20/17	CITI	ILS	(151,903,637)	(42,821,408)	(43,681,713)	(860,305)
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	(227,855,454)	(64,232,030)	(65,522,569)	(1,290,539)
Indian Rupee, Expiring 09/20/17*	CITI	INR	(32,000,000)	(489,654)	(490,844)	(1,190)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	(48,000,000)	(734,480)	(736,266)	(1,786)
Japanese Yen, Expiring 09/20/17	CITI	JPY	(16,245,068,000)	(146,388,502)	(144,927,662)	1,460,840
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(24,367,602,000)	(219,582,550)	(217,391,492)	2,191,058
Korean Won, Expiring 09/20/17*	CITI	KRW	(127,563,775,584)	(113,826,732)	(111,514,851)	2,311,881
Korean Won, Expiring 09/20/17*	JPMC	KRW	(191,345,663,376)	(170,739,886)	(167,272,275)	3,467,611
Mexican Peso, Expiring 09/20/17	CITI	MXN	(16,000,000)	(844,480)	(870,771)	(26,291)
Mexican Peso, Expiring 09/20/17	JPMC	MXN	(24,000,000)	(1,266,718)	(1,306,157)	(39,439)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(627,643,359)	$ (74,508,231)	$ (75,293,821)	$ (785,590)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(941,465,039)	(111,760,834)	(112,940,731)	(1,179,897)
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	(12,876,458)	(9,003,186)	(9,422,281)	(419,095)
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	(19,314,685)	(13,504,760)	(14,133,419)	(628,659)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(1,086,043,708)	(125,539,008)	(129,487,229)	(3,948,221)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(1,629,065,560)	(188,307,100)	(194,230,844)	(5,923,744)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(132,217,800)	(95,641,580)	(96,154,187)	(512,607)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(198,326,699)	(143,462,197)	(144,231,279)	(769,082)
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	(427,705,474)	(14,254,394)	(14,069,567)	184,827
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	(641,558,210)	(21,381,559)	(21,104,351)	277,208
South African Rand, Expiring 09/20/17	CITI	ZAR	(82,000,000)	(6,303,787)	(6,185,714)	118,073
South African Rand, Expiring 09/20/17	JPMC	ZAR	(78,000,000)	(5,940,752)	(5,883,972)	56,780

				(3,350,587,135)	(3,373,847,736)	(23,260,601)

				$(182,728,839)	$(154,672,461)	$28,056,378

*	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or SONIA plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-57 months maturity ranging from 07/05/2017 – 11/19/2021	$8,132,262

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	170,454	$2,618,686	$(7,210)

Ireland
Paddy Power Betfair plc	2,746	312,487	(19,715)

Isle of Man
Paysafe Group plc	358,673	2,132,562	254,560

South Africa
Investec plc	490,257	3,813,930	(150,741)
Mondi plc	288,758	7,287,369	284,380

			133,639

Switzerland
Coca-Cola HBC AG	37,811	990,965	121,019
IWG plc	101,409	392,589	34,939

			155,958

United Kingdom
Aberdeen Asset Management plc	154,730	539,252	69,936
Amec Foster Wheeler plc	111,990	728,160	(45,978)
Anglo American plc	192,738	2,571,260	3,666
Ashtead Group plc	595,891	12,907,028	(576,478)
Babcock International Group plc	197,221	2,370,798	(109,164)
Barratt Developments plc	1,945,251	13,775,401	511,051
Bellway plc	319,056	11,730,982	649,995
Berkeley Group Holdings plc	213,411	8,769,207	204,630
Britvic plc	61,582	518,120	36,931
Bunzl plc	67,602	2,047,978	(32,603)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Close Brothers Group plc	220,757	$4,539,671	$(197,451)
Compass Group plc	235,541	4,831,949	139,746
Daily Mail & General Trust plc	69,517	661,896	(57,777)
DCC plc	77,206	7,164,925	(133,851)
Direct Line Insurance Group plc	91,987	401,396	24,552
Dixons Carphone plc	433,734	1,704,739	(101,368)
DS Smith plc	121,470	700,571	49,123
GKN plc	1,260,689	6,091,913	(737,039)
Greene King plc	292,591	2,639,678	(71,812)
Hays plc	286,375	606,328	12,844
Howden Joinery Group plc	356,349	1,973,520	(83,162)
HSBC Holdings plc	620,151	5,324,580	431,641
Inchcape plc	138,673	1,452,029	(88,893)
Indivior plc	1,216,884	5,260,984	(305,927)
Intermediate Capital Group plc	576,440	5,413,146	837,994
J Sainsbury plc	1,461,336	5,123,125	(329,848)
Johnson Matthey plc	23,216	909,270	(40,373)
Jupiter Fund Management plc	68,214	375,473	73,182
Kingfisher plc	536,398	2,405,775	(304,749)
Micro Focus International plc	301,636	8,800,138	118,993
Persimmon plc	504,999	13,878,369	870,890
Playtech plc	324,678	3,857,046	164,861
Provident Financial plc	28,598	1,090,471	(183,439)
Reckitt Benckiser Group plc	49,491	4,769,801	247,257
Rentokil Initial plc	807,959	2,609,744	265,427
Rightmove plc	11,768	608,503	42,660
Royal Mail plc	1,342,557	7,240,104	124,721

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Sage Group plc (The)	295,611	$2,466,012	$182,945
Sky plc	364,777	4,697,335	26,942
Smiths Group plc	24,241	492,270	11,747
SSE plc	65,650	1,284,669	(42,486)
Taylor Wimpey plc	5,799,384	14,691,597	(1,373,611)
Weir Group plc (The)	85,510	1,972,036	(42,089)
Whitbread plc	14,468	736,750	10,947
William Hill plc	772,817	2,821,139	(259,895)
Wm Morrison Supermarkets plc	3,350,215	10,395,016	127,477
WPP plc	322,940	7,100,183	(300,137)

			(177,972)

Total of Long Equity Positions			339,260

Short Positions

Common Stocks
Chile
Antofagasta plc	(920,632)	(10,203,124)	598,187

Jordan
Hikma Pharmaceuticals plc	(124,519)	(3,382,455)	997,727

Netherlands
Royal Dutch Shell plc	(194,071)	(5,275,051)	118,835

Switzerland
Glencore plc	(1,570,899)	(6,971,527)	1,085,010

United Kingdom
Associated British Foods plc	(78,798)	(2,703,776)	(311,607)
AstraZeneca plc	(138,927)	(8,862,307)	(443,516)
Aviva plc	(898,896)	(6,269,950)	104,088
Balfour Beatty plc	(172,671)	(597,857)	(11,285)
BP plc	(1,740,070)	(10,429,589)	385,601
British American Tobacco plc	(9,126)	(617,915)	(3,957)
BTG plc	(136,569)	(1,038,666)	(202,503)
Burberry Group plc	(193,463)	(4,492,890)	306,600
Capita plc	(1,371,646)	(10,426,344)	(1,934,258)
Centrica plc	(1,443,114)	(3,896,788)	134,226
Cobham plc	(1,987,329)	(3,391,808)	35,693
Croda International plc	(38,348)	(1,811,306)	(130,733)
Diageo plc	(377,294)	(11,394,973)	245,265
Drax Group plc	(258,371)	(1,141,984)	44,671
easyJet plc	(261,096)	(4,408,859)	(216,483)
Experian plc	(404,100)	(8,640,615)	347,334
G4S plc	(440,819)	(1,729,189)	(145,580)
Hargreaves Lansdown plc	(343,617)	(5,899,203)	72,371
IMI plc	(173,412)	(2,879,489)	178,565
Imperial Brands plc	(58,106)	(2,878,410)	267,291
Inmarsat plc	(728,164)	(7,539,298)	236,430
International Consolidated Airlines Group SA	(794,341)	(5,922,545)	(392,305)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Intertek Group plc	(111,583)	$(5,684,033)	$(445,810)
ITV plc	(980,184)	(2,654,617)	334,454
Just Eat plc	(704,967)	(5,422,340)	(595,100)
Man Group plc	(666,715)	(1,276,297)	(69,049)
NEX Group plc	(58,064)	(453,496)	(18,997)
Next plc	(43,530)	(2,320,005)	133,760
Old Mutual plc	(571,344)	(1,640,056)	198,624
Pearson plc	(372,059)	(3,208,562)	(141,428)
Pennon Group plc	(100,744)	(1,165,645)	82,961
Petrofac Ltd.	(753,187)	(7,402,172)	3,071,366
Prudential plc	(27,537)	(626,317)	(5,761)
Rio Tinto plc	(189,740)	(8,495,012)	459,176
Rolls-Royce Holdings plc (c)	(55,714,339)	(649)	(71,916)
Rolls-Royce Holdings plc (LSE)	(596,798)	(5,955,005)	(967,031)
Rotork plc	(246,307)	(828,377)	73,267
Royal Bank of Scotland Group plc	(3,458,499)	(11,049,168)	(110,348)
RSA Insurance Group plc	(637,382)	(4,892,607)	(220,351)
Schroders plc	(10,859)	(445,189)	6,095
Serco Group plc	(2,422,486)	(3,684,354)	59,149
Severn Trent plc	(55,687)	(1,720,261)	137,169
Smith & Nephew plc	(104,678)	(1,694,023)	(113,610)
Spectris plc	(22,802)	(744,103)	(5,545)
Spirax-Sarco Engineering plc	(9,551)	(600,401)	(65,712)
Sports Direct International plc	(135,751)	(519,487)	4,467
St James’s Place plc	(56,052)	(783,549)	(80,410)
Standard Life plc	(580,853)	(2,727,888)	(292,549)
Tesco plc	(5,491,473)	(13,390,248)	1,300,049
Thomas Cook Group plc	(999,417)	(1,159,687)	(11,233)
Worldpay Group plc	(456,152)	(1,720,880)	(149,531)

			1,062,064

United States
Shire plc	(20,134)	(1,259,252)	149,084

Total of Short Equity Positions			4,010,907

Total of Long and Short Equity Positions			4,350,167

Net Cash and Other Receivables/ (Payables) (b)			3,782,095

Swaps, at Value			$8,132,262

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	54-57 months maturity 11/22/2021	$8,939,730

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Waste Connections, Inc.	40,039	$2,338,307	$241,006

Panama
Copa Holdings SA	37,214	4,157,104	196,934

United States
Aaron’s, Inc.	127,205	3,825,054	1,123,220
AbbVie, Inc.	26,090	1,713,852	177,934
Accenture plc	39,943	5,001,662	(61,512)
Activision Blizzard, Inc.	96,111	4,721,933	811,177
Adobe Systems, Inc.	12,234	1,553,840	176,537
Adtalem Global Education, Inc.	54,998	2,012,331	74,843
AdvanSix, Inc.	48,116	1,317,029	186,115
Aetna, Inc.	296,251	39,045,882	5,933,908
Aflac, Inc.	388,189	28,155,348	1,999,173
AGCO Corp.	151,400	9,227,830	975,016
Air Lease Corp.	81,271	3,177,696	(141,412)
Air Products & Chemicals, Inc.	4,639	647,280	16,376
Alaska Air Group, Inc.	191,564	17,884,415	(689,630)
Alleghany Corp.	3,972	2,496,874	(134,328)
Allstate Corp. (The)	300,352	24,884,163	1,678,968
Alphabet, Inc.	7,306	6,373,535	418,707
Amdocs Ltd.	202,822	12,540,484	533,422
AMERCO	22,444	8,366,323	(150,472)
Ameren Corp.	400,857	22,067,178	(152,326)
American Eagle Outfitters, Inc.	50,471	721,231	(113,055)
American Electric Power Co., Inc.	280,136	18,620,640	840,408
American Financial Group, Inc.	110,663	10,607,461	389,121
Ameriprise Financial, Inc.	103,377	13,517,974	(359,115)
AmerisourceBergen Corp.	7,572	659,532	56,249
Amgen, Inc.	64,083	10,805,035	231,980

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Analog Devices, Inc.	29,973	$2,495,552	$(163,653)
Anthem, Inc.	281,454	47,254,106	5,695,835
AO Smith Corp.	203,185	10,600,161	845,250
Apple, Inc.	79,552	11,138,263	318,816
Applied Materials, Inc.	501,830	19,711,882	1,018,715
Aramark	23,846	894,463	82,746
Arch Capital Group Ltd.	47,092	4,501,995	(108,783)
Archer-Daniels-Midland Co.	150,380	6,724,994	(502,269)
Arrow Electronics, Inc.	245,513	18,418,420	834,709
Aspen Insurance Holdings Ltd.	120,656	6,575,752	(561,050)
Associated Banc-Corp.	29,695	745,344	2,970
Assurant, Inc.	66,925	6,614,283	325,170
Assured Guaranty Ltd.	487,420	18,975,162	1,369,749
AT&T, Inc.	91,554	3,901,116	(446,784)
Atmos Energy Corp.	84,469	6,751,607	255,096
Avery Dennison Corp.	105,632	8,491,756	842,943
Avnet, Inc.	228,440	10,519,662	(1,637,915)
Axis Capital Holdings Ltd.	131,955	9,008,568	(476,358)
Bank of America Corp.	146,580	3,643,979	(87,948)
Bank of Hawaii Corp.	36,023	2,987,220	1,608
Bank of New York Mellon Corp. (The)	260,321	12,471,979	809,598
Baxter International, Inc.	260,830	13,466,653	2,323,995
BB&T Corp.	464,995	21,430,704	(315,281)
Bed Bath & Beyond, Inc.	88,542	3,447,785	(756,109)
Bemis Co., Inc.	146,680	7,219,590	(435,640)
Best Buy Co., Inc.	395,802	18,103,983	4,587,345
Big Lots, Inc.	108,188	5,410,482	(185,001)
Biogen, Inc.	64,357	17,793,990	(330,074)
Bio-Rad Laboratories, Inc.	13,490	2,661,712	391,210
Bioverativ, Inc.	71,321	4,196,666	94,719
BlackRock, Inc.	14,941	5,720,162	591,066
Boeing Co. (The)	80,731	14,539,653	1,424,902
BOK Financial Corp.	66,657	5,318,794	289,059
Booz Allen Hamilton Holding Corp.	161,772	6,085,863	(821,802)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Boston Beer Co., Inc. (The)	5,142	$767,967	$(88,451)
Brinker International, Inc.	129,724	5,624,833	(682,348)
Broadridge Financial Solutions, Inc.	96,116	6,658,916	603,608
Brunswick Corp.	88,911	5,420,904	156,483
Burlington Stores, Inc.	78,583	7,495,247	(266,396)
CA, Inc.	423,483	13,733,554	863,905
Cable One, Inc.	736	472,024	51,198
Cabot Corp.	160,161	9,636,887	(1,079,485)
Cadence Design Systems, Inc.	274,662	8,750,731	447,699
Capital One Financial Corp.	58,925	5,198,953	(330,569)
Cardinal Health, Inc.	84,972	7,062,023	(441,005)
Carlisle Cos., Inc.	8,344	904,656	(108,639)
Carnival Corp.	45,963	2,649,307	364,487
Cars.com, Inc.	83,964	2,359,547	(123,586)
Casey’s General Stores, Inc.	57,362	6,419,381	(275,338)
Cathay General Bancorp	21,687	826,134	(3,112)
CDK Global, Inc.	101,440	6,567,989	(272,622)
CDW Corp.	142,895	8,562,451	372,774
Celanese Corp.	116,074	10,664,112	355,954
Celgene Corp.	20,643	2,596,270	84,636
Centene Corp.	104,924	6,994,361	1,386,968
Charles River Laboratories International, Inc.	95,656	8,609,040	1,066,564
Cheesecake Factory, Inc. (The)	156,740	9,832,871	(1,948,849)
Chemours Co. (The)	119,079	4,213,933	301,542
Chipotle Mexican Grill, Inc.	2,666	1,121,987	(12,665)
Chubb Ltd.	101,348	13,996,159	737,813
Church & Dwight Co., Inc.	36,009	1,804,051	64,096
Cigna Corp.	26,220	3,941,441	447,525
Cinemark Holdings, Inc.	61,537	2,734,704	(343,992)
Cintas Corp.	147,048	18,413,585	120,345
Cirrus Logic, Inc.	329,969	19,873,594	822,061
Cisco Systems, Inc.	495,474	16,960,075	(1,451,739)
Citizens Financial Group, Inc.	12,578	460,606	(11,823)
Citrix Systems, Inc.	78,077	6,458,529	(245,162)
Clorox Co. (The)	17,233	2,370,227	(74,102)
CME Group, Inc.	76,337	9,510,827	49,619
CMS Energy Corp.	186,735	8,348,922	287,572
CNO Financial Group, Inc.	23,455	475,362	14,378
Comcast Corp.	456,408	17,097,044	666,356
Commerce Bancshares, Inc.	192,854	11,168,659	(208,766)
Commercial Metals Co.	554,614	10,574,230	201,920
Conagra Brands, Inc.	119,340	4,867,738	(600,139)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Consolidated Edison, Inc.	407,492	$31,246,487	$1,687,017
Constellation Brands, Inc.	57,043	9,226,705	1,824,235
Convergys Corp.	355,694	7,522,928	935,475
CoreLogic, Inc.	49,502	1,980,080	167,317
Corning, Inc.	559,517	15,243,901	1,569,585
Costco Wholesale Corp.	21,742	3,637,083	(159,885)
Cracker Barrel Old Country Store, Inc.	73,774	11,936,207	402,495
Crane Co.	94,408	7,071,286	422,821
Cummins, Inc.	124,234	19,164,573	988,666
Curtiss-Wright Corp.	23,052	2,207,690	(91,977)
Danaher Corp.	104,095	9,021,914	(237,337)
Darden Restaurants, Inc.	175,251	13,434,742	2,414,959
Dean Foods Co.	222,642	4,299,217	(514,303)
Delta Air Lines, Inc.	191,384	8,901,270	1,383,706
Deluxe Corp.	184,422	13,689,076	(923,386)
Devon Energy Corp.	224,146	7,692,305	(526,357)
Dick’s Sporting Goods, Inc.	16,146	726,275	(83,180)
Discover Financial Services	171,550	12,061,681	(1,392,986)
Dow Chemical Co. (The)	235,153	15,056,847	(225,747)
DR Horton, Inc.	453,317	15,258,650	412,518
Dr Pepper Snapple Group, Inc.	151,651	14,496,319	(679,396)
Dril-Quip, Inc.	112,113	5,975,623	(504,508)
DST Systems, Inc.	106,652	6,281,270	299,159
DTE Energy Co.	241,355	24,352,719	1,180,226
Duke Energy Corp.	24,151	1,976,518	42,264
DXC Technology Co.	172,377	11,483,503	1,741,260
East West Bancorp, Inc.	47,479	2,551,250	230,070
Eastman Chemical Co.	86,420	6,833,986	424,430
Eaton Corp. plc	132,171	9,678,012	608,857
eBay, Inc.	1,193,969	40,277,690	1,415,708
Edison International	182,395	14,518,642	(257,177)
Electronic Arts, Inc.	204,629	18,332,712	3,300,666
Eli Lilly & Co.	74,332	6,240,915	(123,391)
EMCOR Group, Inc.	65,031	4,135,321	116,406
EnerSys	21,230	1,624,537	(86,423)
Ensco plc	421,909	2,625,980	(448,929)
Entergy Corp.	223,281	16,837,620	303,662
Equifax, Inc.	80,177	10,913,693	104,230
Euronet Worldwide, Inc.	24,205	2,020,875	93,915
Everest Re Group Ltd.	75,361	17,782,925	1,403,232
Exelon Corp.	605,030	21,787,130	36,302
Expeditors International of Washington, Inc.	32,749	1,847,044	2,620
Express Scripts Holding Co.	80,518	4,989,850	150,419
Fair Isaac Corp.	44,026	5,770,831	366,833
Federated Investors, Inc.	44,970	1,167,871	102,532

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FedEx Corp.	36,180	$7,040,266	$822,733
Fidelity National Information Services, Inc.	35,462	2,901,855	126,599
Fifth Third Bancorp	337,008	8,880,161	(131,433)
First American Financial Corp.	138,533	5,355,686	835,354
Fiserv, Inc.	74,210	8,741,196	337,656
Flex Ltd.	633,173	10,637,306	(310,255)
Foot Locker, Inc.	53,422	4,048,308	(1,415,672)
Fortune Brands Home & Security, Inc.	34,938	2,132,616	146,740
Franklin Resources, Inc.	77,037	3,206,448	244,039
FTI Consulting, Inc.	15,364	623,317	(86,192)
Fulton Financial Corp.	263,396	4,901,013	103,511
GameStop Corp.	60,020	1,478,893	(181,861)
GATX Corp.	117,183	7,006,013	525,338
General Dynamics Corp.	84,188	16,271,015	406,628
General Motors Co.	514,572	18,694,401	(720,401)
Genpact Ltd.	225,055	5,502,595	760,686
Gilead Sciences, Inc.	366,878	25,140,267	827,358
Goodyear Tire & Rubber Co. (The)	232,827	8,530,781	(391,149)
Graham Holdings Co.	8,084	4,776,313	71,257
Great Plains Energy, Inc.	108,881	3,146,661	41,375
Greif, Inc.	7,590	419,810	3,560
Hancock Holding Co.	63,490	2,866,225	244,785
Hanover Insurance Group, Inc. (The)	93,662	8,529,798	(228,535)
Harris Corp.	34,915	3,921,304	(112,775)
Hartford Financial Services Group, Inc. (The)	58,239	2,840,898	220,726
Hawaiian Electric Industries, Inc.	158,483	5,287,580	(155,900)
HCA Healthcare, Inc.	198,725	16,691,121	637,699
HD Supply Holdings, Inc.	187,598	7,746,855	(2,000,728)
Herc Holdings, Inc.	12,649	610,820	(113,462)
Herman Miller, Inc.	154,677	4,663,512	38,669
Hewlett Packard Enterprise Co.	1,637,834	28,037,425	(865,759)
Honeywell International, Inc.	121,546	15,455,789	745,077
Hormel Foods Corp.	212,952	7,436,284	(172,491)
HP, Inc.	943,176	16,562,171	(75,454)
Hubbell, Inc.	20,675	2,490,304	(150,514)
Humana, Inc.	26,174	6,243,804	54,184
Huntington Ingalls Industries, Inc.	175,957	37,605,530	(4,849,375)
Huntsman Corp.	189,358	4,331,129	561,882
IAC/InterActiveCorp	4,085	302,331	119,405
IDACORP, Inc.	57,205	4,708,544	173,903
Illinois Tool Works, Inc.	16,031	2,172,200	124,240

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ingersoll-Rand plc	267,204	$21,640,852	$2,778,922
Ingredion, Inc.	160,496	19,259,520	(126,792)
Intel Corp.	669,200	23,587,907	(1,009,099)
Intercontinental Exchange, Inc.	138,365	8,495,611	625,410
InterDigital, Inc.	88,438	7,557,027	(720,770)
International Business Machines Corp.	109,853	19,270,041	(2,371,354)
International Game Technology plc	337,249	8,330,050	(2,158,394)
International Paper Co.	124,555	6,397,145	653,914
Interpublic Group of Cos., Inc. (The)	321,727	7,908,050	6,435
Intuit, Inc.	6,025	746,618	53,562
ITT, Inc.	146,213	5,955,564	(80,726)
j2 Global, Inc.	27,601	2,370,650	(22,081)
Jabil, Inc.	394,378	11,358,086	153,807
Jack Henry & Associates, Inc.	72,597	6,903,975	636,676
Jacobs Engineering Group, Inc.	99,542	5,520,599	(106,510)
JB Hunt Transport Services, Inc.	20,026	1,828,660	1,316
JetBlue Airways Corp.	769,447	15,948,844	1,617,631
JM Smucker Co. (The)	69,460	9,623,683	(1,404,481)
John Wiley & Sons, Inc.	43,662	2,355,565	(52,394)
Johnson & Johnson	176,894	22,653,046	748,262
Johnson Controls International plc	37,430	1,565,624	57,341
JPMorgan Chase & Co.	355,111	32,201,465	255,680
Juniper Networks, Inc.	288,413	8,324,335	(283,380)
KB Home	523,133	10,185,400	2,354,099
KLA-Tencor Corp.	20,651	1,955,443	(65,670)
Kroger Co. (The)	217,395	6,424,022	(1,354,371)
L3 Technologies, Inc.	103,535	17,545,041	(246,413)
Lam Research Corp.	89,174	11,278,728	1,333,151
Lancaster Colony Corp.	32,578	4,339,064	(344,349)
Laredo Petroleum, Inc.	141,240	1,384,320	101,525
Lear Corp.	198,145	28,688,711	(536,269)
Leggett & Platt, Inc.	21,227	1,073,662	41,393
Leidos Holdings, Inc.	95,091	5,130,159	(214,906)
Lennar Corp.	51,883	2,740,979	25,423
Lennox International, Inc.	10,971	1,887,341	127,373
Lincoln National Corp.	162,157	10,653,963	304,607
Littelfuse, Inc.	3,687	583,868	24,487
Lockheed Martin Corp.	36,110	9,821,198	203,299
LyondellBasell Industries NV	335,808	29,662,905	(1,324,068)
M&T Bank Corp.	60,399	9,535,481	246,137
ManpowerGroup, Inc.	107,644	11,128,823	889,630
Marathon Petroleum Corp.	16,814	853,983	25,894
MarketAxess Holdings, Inc.	42,662	8,107,913	471,415

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Marriott International, Inc.	14,586	$1,288,381	$174,740
McCormick & Co., Inc. (Non-Voting)	11,037	1,125,774	(49,556)
McKesson Corp.	16,815	2,469,376	297,364
Merck & Co., Inc.	193,001	12,330,088	39,346
Meredith Corp.	125,597	7,861,742	(395,000)
Microchip Technology, Inc.	6,406	467,643	26,773
Micron Technology, Inc.	855,548	23,009,277	2,537,387
Microsoft Corp.	253,846	16,466,990	1,030,615
Minerals Technologies, Inc.	56,140	4,235,763	(126,315)
Mohawk Industries, Inc.	13,620	3,135,324	156,494
Molina Healthcare, Inc.	119,378	5,474,675	2,783,895
Molson Coors Brewing Co.	137,521	13,503,956	(1,630,393)
Morgan Stanley	47,994	2,160,690	(22,077)
MSA Safety, Inc.	9,400	653,654	109,344
MSC Industrial Direct Co., Inc.	79,170	8,075,830	(1,270,377)
MSCI, Inc.	77,771	7,569,451	440,184
Murphy Oil Corp.	226,079	6,023,067	(228,663)
Murphy USA, Inc.	141,893	9,949,537	566,153
Mylan NV	16,821	705,468	(52,477)
Nasdaq, Inc.	219,049	15,526,193	133,620
Navient Corp.	103,560	1,552,364	171,910
NCR Corp.	87,994	3,859,608	(265,933)
NeuStar, Inc.	262,468	8,654,594	98,714
NewMarket Corp.	3,466	1,567,156	28,868
NiSource, Inc.	45,685	1,073,597	84,974
Norfolk Southern Corp.	128,710	14,657,772	1,006,235
Northern Trust Corp.	13,601	1,206,137	116,017
Northrop Grumman Corp.	144,451	35,282,157	1,799,859
Nu Skin Enterprises, Inc.	131,946	6,972,451	1,319,036
NVR, Inc.	6,721	14,003,595	2,198,115
Oceaneering International, Inc.	30,421	788,817	(94,001)
Oil States International, Inc.	20,844	610,038	(44,124)
Old Dominion Freight Line, Inc.	17,699	1,538,725	146,928
Old Republic International Corp.	396,347	7,994,319	(253,662)
Omnicom Group, Inc.	117,593	9,988,349	(239,890)
ON Semiconductor Corp.	191,314	2,900,747	(214,698)
ONE Gas, Inc.	152,721	10,132,346	529,107
Oracle Corp.	233,144	10,645,355	1,044,485
Orbital ATK, Inc.	66,356	6,775,611	(248,835)
Oshkosh Corp.	315,880	22,156,257	(398,443)
Owens Corning	392,903	24,367,844	1,925,225
PACCAR, Inc.	101,993	7,066,219	(330,601)
Packaging Corp. of America	57,885	5,346,259	1,101,552

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PAREXEL International Corp.	40,338	$2,546,538	$959,238
Parker-Hannifin Corp.	106,334	16,882,856	111,443
Paychex, Inc.	31,074	1,952,690	(183,337)
Penske Automotive Group, Inc.	50,256	2,467,067	(260,326)
People’s United Financial, Inc.	275,005	5,175,594	(319,006)
Pfizer, Inc.	329,528	11,311,049	(242,203)
PG&E Corp.	207,614	13,829,178	(49,837)
Pilgrim’s Pride Corp.	499,042	10,874,125	64,875
Pinnacle Foods, Inc.	118,017	6,958,282	51,927
Pinnacle West Capital Corp.	313,893	26,125,314	605,814
PNC Financial Services Group, Inc. (The)	208,696	25,896,189	163,681
Popular, Inc.	287,433	11,718,643	270,187
Primerica, Inc.	12,217	981,101	(55,663)
Procter & Gamble Co. (The)	291,574	26,533,234	(1,122,560)
Progressive Corp. (The)	35,291	1,422,580	133,400
Prudential Financial, Inc.	103,151	11,338,358	(183,609)
Public Service Enterprise Group, Inc.	492,071	22,010,336	(846,362)
PulteGroup, Inc.	141,898	3,365,821	114,937
Qorvo, Inc.	75,041	5,151,710	(400,114)
Quanta Services, Inc.	129,505	4,775,492	(512,187)
Quest Diagnostics, Inc.	41,902	4,150,812	507,014
Quintiles IMS Holdings, Inc.	4,986	406,409	39,838
Raymond James Financial, Inc.	79,276	6,111,583	247,938
Raytheon Co.	193,874	30,432,402	874,372
Regions Financial Corp.	1,136,275	16,751,721	(116,655)
Reinsurance Group of America, Inc.	192,357	24,931,239	(234,524)
Reliance Steel & Aluminum Co.	138,123	11,375,810	(1,319,075)
RenaissanceRe Holdings Ltd.	37,361	5,532,790	(337,743)
Republic Services, Inc.	367,633	23,296,903	132,348
Rockwell Automation, Inc.	26,728	4,169,301	159,566
Ross Stores, Inc.	63,892	4,322,294	(633,809)
Rowan Cos. plc	1,007,583	15,046,743	(4,729,093)
RPC, Inc.	158,445	2,963,963	238,210
Ryder System, Inc.	112,405	8,456,228	(365,316)
SCANA Corp.	206,867	14,042,132	(179,974)
Science Applications International Corp.	87,355	7,642,381	(1,578,197)
Scotts Miracle-Gro Co. (The)	25,699	2,370,219	(71,186)
Seagate Technology plc	399,934	17,533,304	(2,035,861)
Sensient Technologies Corp.	29,356	2,398,972	(34,934)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Service Corp. International	22,734	$700,596	$59,856
Skyworks Solutions, Inc.	173,444	17,222,672	(580,720)
Snap-on, Inc.	33,653	5,817,931	(500,757)
Sonoco Products Co.	155,674	8,280,300	(275,543)
Southwest Airlines Co.	311,260	16,552,807	2,788,890
Southwest Gas Holdings, Inc.	19,887	1,654,745	(201,800)
Spectrum Brands Holdings, Inc.	59,056	8,398,090	(1,013,728)
Spirit AeroSystems Holdings, Inc.	382,418	22,707,981	(550,682)
Spirit Airlines, Inc.	30,483	1,551,890	22,557
Stanley Black & Decker, Inc.	82,588	10,846,282	776,327
State Street Corp.	141,250	11,103,662	1,570,700
Steel Dynamics, Inc.	227,652	8,272,874	(120,656)
SunTrust Banks, Inc.	501,281	28,559,751	(127,092)
Synaptics, Inc.	16,113	817,090	16,113
SYNNEX Corp.	111,320	13,324,382	29,565
Synopsys, Inc.	158,076	11,248,427	280,056
TE Connectivity Ltd.	87,162	6,560,048	297,859
Tech Data Corp.	227,448	21,596,378	1,375,870
TEGNA, Inc.	251,895	4,207,355	(577,548)
Teledyne Technologies, Inc.	8,421	1,107,025	(32,084)
Teleflex, Inc.	43,385	8,508,666	505,001
Teradyne, Inc.	87,960	2,711,807	(70,368)
Terex Corp.	60,457	2,070,889	196,248
Texas Instruments, Inc.	191,388	15,732,094	(1,008,615)
Texas Roadhouse, Inc.	125,976	5,561,840	856,637
Textron, Inc.	225,873	10,783,177	(144,559)
Thor Industries, Inc.	114,916	11,288,569	722,452
Timken Co. (The)	13,641	613,163	17,733
TJX Cos., Inc. (The)	21,516	1,704,498	(151,688)
Torchmark Corp.	147,554	11,567,097	(279,216)
Toro Co. (The)	143,481	8,841,299	1,100,499
Total System Services, Inc.	17,069	911,485	82,785
Transocean Ltd.	223,476	2,760,783	(921,576)
Travelers Cos., Inc. (The)	219,735	27,058,168	744,902
Trinity Industries, Inc.	426,537	11,601,356	354,476
Trustmark Corp.	152,039	4,957,559	(67,985)
Tupperware Brands Corp.	7,583	472,484	60,070
Tyson Foods, Inc.	341,799	21,136,850	270,021
UGI Corp.	301,059	14,829,391	(255,125)
Ulta Beauty, Inc.	6,940	2,004,341	(10,202)
UMB Financial Corp.	12,984	954,778	17,205
Union Pacific Corp.	135,559	14,232,129	531,602
United Continental Holdings, Inc.	479,104	32,028,181	4,024,395
United Rentals, Inc.	242,348	27,106,772	208,271
United Therapeutics Corp.	169,358	23,598,123	(1,627,309)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
UnitedHealth Group, Inc.	149,356	$25,345,713	$2,347,876
Universal Health Services, Inc.	36,970	4,439,358	73,940
Unum Group	302,267	14,337,949	(243,239)
US Bancorp	676,576	36,454,028	(1,326,202)
Validus Holdings Ltd.	162,048	9,183,260	(761,626)
Valmont Industries, Inc.	11,875	1,822,219	(45,719)
Varex Imaging Corp.	45,604	1,487,719	53,696
Vectren Corp.	18,635	1,069,835	19,194
Versum Materials, Inc.	13,741	410,031	36,551
Vertex Pharmaceuticals, Inc.	3,187	431,841	(21,132)
Vishay Intertechnology, Inc.	294,509	4,815,222	73,627
VMware, Inc.	106,386	9,851,344	(550,016)
VWR Corp.	20,942	589,936	101,359
Wal-Mart Stores, Inc.	308,450	21,557,571	1,785,926
Walt Disney Co. (The)	53,306	5,957,479	(293,716)
Waste Management, Inc.	322,227	23,696,574	(61,223)
Waters Corp.	21,457	3,359,952	584,703
WellCare Health Plans, Inc.	211,956	30,555,733	7,503,086
Werner Enterprises, Inc.	220,708	6,036,364	441,416
West Pharmaceutical Services, Inc.	17,846	1,476,043	210,761
Western Digital Corp.	167,113	13,004,566	1,801,646
Western Union Co. (The)	111,511	2,274,824	(150,540)
Westlake Chemical Corp.	173,462	11,357,882	127,037
Whirlpool Corp.	75,997	13,125,442	1,437,103
Woodward, Inc.	103,786	7,118,742	(104,884)
World Fuel Services Corp.	26,506	980,192	38,964
Worthington Industries, Inc.	123,076	6,395,029	(214,152)
WR Berkley Corp.	38,568	2,803,508	(135,759)
Wyndham Worldwide Corp.	103,092	8,686,532	1,664,936
Xcel Energy, Inc.	546,101	23,946,529	1,108,585
Xerox Corp.	181,453	5,341,976	(128,832)
Xylem, Inc.	62,430	3,069,059	391,436

			72,423,017

Total of Long Equity Positions			72,860,957

Short Positions

Common Stocks
Australia
Atlassian Corp. plc	(40,186)	(1,281,977)	(131,767)

Ghana
Kosmos Energy Ltd.	(669,754)	(3,951,575)	(341,548)

Ireland
XL Group Ltd.	(31,056)	(1,248,762)	(111,491)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Norway
Golar LNG Ltd.	(9,178)	$(249,825)	$45,615

United Kingdom
Liberty Global plc	(309,571)	(11,565,573)	1,622,152
Pentair plc	(140,305)	(8,820,975)	(514,919)

			1,107,233

United States
3D Systems Corp.	(108,233)	(1,522,387)	(501,570)
Abbott Laboratories	(103,719)	(5,111,764)	69,983
ABIOMED, Inc.	(21,325)	(2,643,660)	(412,212)
Acadia Healthcare Co., Inc.	(451,607)	(18,800,399)	(3,499,954)
Acuity Brands, Inc.	(9,127)	(1,719,742)	(135,595)
Acxiom Corp.	(102,180)	(2,919,283)	264,646
Adient plc	(43,798)	(3,014,484)	150,971
Advance Auto Parts, Inc.	(84,311)	(12,848,996)	3,019,177
Advanced Micro Devices, Inc.	(1,106,436)	(12,132,122)	(1,676,199)
AECOM	(44,669)	(1,592,450)	148,301
Agilent Technologies, Inc.	(122,708)	(6,541,563)	(736,248)
Agios Pharmaceuticals, Inc.	(201,289)	(10,736,358)	380,039
Alcoa Corp.	(106,218)	(3,554,468)	86,450
Align Technology, Inc.	(56,741)	(6,346,481)	(2,171,478)
Alkermes plc	(242,379)	(14,303,075)	252,364
Allegheny Technologies, Inc.	(694,839)	(12,337,915)	518,704
Allegion plc	(109,968)	(8,289,757)	(630,847)
Allergan plc	(87,568)	(20,786,892)	(500,013)
Alliance Data Systems Corp.	(40,696)	(9,950,637)	(495,619)
Alliant Energy Corp.	(55,555)	(2,197,756)	(33,889)
Allison Transmission Holdings, Inc.	(109,525)	(3,994,377)	(113,906)
Allscripts Healthcare Solutions, Inc.	(634,525)	(7,601,449)	(495,090)
Alnylam Pharmaceuticals, Inc.	(262,860)	(14,369,091)	(6,596,622)
AMETEK, Inc.	(96,078)	(5,217,996)	(601,448)
Anadarko Petroleum Corp.	(13,616)	(779,001)	161,651
Antero Resources Corp.	(182,745)	(3,677,384)	(271,736)
Aon plc	(81,999)	(9,750,501)	(1,151,266)
Apache Corp.	(68,919)	(3,530,031)	226,744
AptarGroup, Inc.	(6,599)	(508,651)	(64,538)
Arconic, Inc.	(580,005)	(15,888,573)	2,751,460
Arista Networks, Inc.	(52,600)	(6,738,060)	(1,140,894)
Armstrong World Industries, Inc.	(118,799)	(5,524,154)	59,400
ARRIS International plc	(146,694)	(3,842,887)	(267,479)
Arthur J Gallagher & Co.	(185,435)	(10,556,815)	(59,339)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Artisan Partners Asset Management, Inc.	(279,609)	$(7,759,150)	$(824,847)
Ascena Retail Group, Inc.	(681,740)	(2,842,856)	1,377,115
athenahealth, Inc.	(143,628)	(16,437,841)	(3,749,074)
Autodesk, Inc.	(173,016)	(15,194,285)	(2,249,188)
AutoZone, Inc.	(1,043)	(601,339)	6,349
Avangrid, Inc.	(65,588)	(2,787,490)	(108,220)
Avis Budget Group, Inc.	(382,947)	(10,428,040)	(14,925)
Avon Products, Inc.	(2,209,826)	(9,560,643)	1,163,304
Axalta Coating Systems Ltd.	(527,209)	(17,082,771)	190,995
Ball Corp.	(513,995)	(19,594,252)	(2,101,477)
BancorpSouth, Inc.	(54,474)	(1,732,273)	70,816
Bank of the Ozarks, Inc.	(232,424)	(12,541,599)	1,647,886
Belden, Inc.	(9,056)	(667,342)	(15,753)
BioMarin Pharmaceutical, Inc.	(228,192)	(20,554,725)	(169,672)
Bio-Techne Corp.	(73,230)	(7,675,236)	(929,289)
Black Hills Corp.	(37,794)	(2,534,734)	(15,228)
Blue Buffalo Pet Products, Inc.	(304,187)	(7,250,851)	312,346
BorgWarner, Inc.	(135,783)	(5,806,081)	54,313
Bristol-Myers Squibb Co.	(298,488)	(16,781,410)	149,658
Brookdale Senior Living, Inc.	(1,254,715)	(15,305,075)	(3,151,783)
Brown & Brown, Inc.	(118,693)	(5,194,006)	81,898
Brown-Forman Corp.	(37,570)	(1,757,900)	(68,002)
Cabot Oil & Gas Corp.	(589,476)	(13,346,273)	(1,437,785)
CalAtlantic Group, Inc.	(20,718)	(776,303)	43,922
CarMax, Inc.	(132,794)	(8,192,062)	(181,928)
Carpenter Technology Corp.	(160,678)	(6,149,147)	134,970
Carter’s, Inc.	(37,461)	(3,188,192)	(143,964)
CBS Corp. (Non-Voting)	(87,454)	(5,855,045)	277,229
Cerner Corp.	(6,529)	(369,607)	(64,376)
CF Industries Holdings, Inc.	(743,224)	(21,769,031)	988,488
Charles Schwab Corp. (The)	(115,972)	(4,825,508)	(156,649)
Cheniere Energy, Inc.	(549,208)	(25,079,194)	(1,672,728)
Chesapeake Energy Corp.	(94,494)	(499,873)	30,238
Chevron Corp.	(47,150)	(5,077,112)	157,953
Chicago Bridge & Iron Co. NV	(156,376)	(4,653,750)	1,568,451
Chico’s FAS, Inc.	(198,445)	(2,827,841)	958,489
Choice Hotels International, Inc.	(21,108)	(1,334,026)	(22,163)
Ciena Corp.	(87,561)	(2,082,201)	(108,576)
Cimarex Energy Co.	(46,580)	(5,606,643)	1,227,658
Clean Harbors, Inc.	(65,925)	(3,789,369)	108,776
Coach, Inc.	(9,104)	(354,662)	(76,321)
Coca-Cola Co. (The)	(19,992)	(840,264)	(56,377)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cognex Corp.	(104,927)	$(8,472,855)	$(435,447)
Colfax Corp.	(196,627)	(7,782,497)	41,292
Colgate-Palmolive Co.	(235,866)	(17,444,649)	(40,097)
Comerica, Inc.	(136,779)	(9,760,549)	(257,145)
CommVault Systems, Inc.	(114,711)	(5,809,860)	(665,576)
Compass Minerals International, Inc.	(89,956)	(6,202,466)	328,339
comScore, Inc.	(160,588)	(3,508,848)	(706,587)
Conduent, Inc.	(95,910)	(1,597,419)	68,614
CONSOL Energy, Inc.	(151,630)	(2,382,148)	116,795
Core Laboratories NV	(47,304)	(5,225,057)	434,581
CoStar Group, Inc.	(22,012)	(4,514,441)	(1,287,922)
Coty, Inc.	(1,505,141)	(28,790,224)	553,779
Covanta Holding Corp.	(708,166)	(11,082,798)	1,735,007
Cree, Inc.	(75,449)	(2,024,297)	164,479
Cypress Semiconductor Corp.	(2,140,976)	(29,570,131)	345,809
Deckers Outdoor Corp.	(31,226)	(1,727,627)	(403,860)
Delphi Automotive plc	(82,775)	(6,775,134)	(480,095)
Denbury Resources, Inc.	(1,032,519)	(2,001,468)	421,714
DENTSPLY SIRONA, Inc.	(69,689)	(4,388,082)	(130,553)
DexCom, Inc.	(417,322)	(32,775,952)	2,248,847
Diebold Nixdorf, Inc.	(380,525)	(11,149,383)	494,683
Discovery Communications, Inc.	(105,042)	(2,942,226)	228,992
DISH Network Corp.	(170,484)	(10,887,108)	187,532
Dollar General Corp.	(256,830)	(18,664,857)	149,982
Dollar Tree, Inc.	(198,817)	(14,936,910)	1,035,626
Dominion Energy, Inc.	(263,974)	(20,357,675)	129,347
Domino’s Pizza, Inc.	(35,507)	(6,562,759)	(948,037)
Donaldson Co., Inc.	(136,748)	(6,170,070)	(57,434)
Dun & Bradstreet Corp. (The)	(10,890)	(1,131,662)	(46,091)
Dunkin’ Brands Group, Inc.	(255,634)	(14,450,990)	360,444
Eaton Vance Corp.	(16,147)	(740,824)	(23,252)
Edgewell Personal Care Co.	(33,448)	(2,503,248)	(39,469)
Edwards Lifesciences Corp.	(73,986)	(6,991,295)	(1,756,809)
Endo International plc	(743,314)	(7,881,140)	(421,677)
Envision Healthcare Corp.	(357,071)	(22,816,837)	439,197
EQT Corp.	(143,662)	(7,660,283)	(756,873)
Estee Lauder Cos., Inc. (The)	(48,042)	(4,129,690)	(481,381)
Esterline Technologies Corp.	(44,062)	(3,972,189)	(204,888)
Extended Stay America, Inc.	(81,207)	(1,331,795)	(240,373)
Exxon Mobil Corp.	(131,299)	(10,753,885)	154,117
Facebook, Inc.	(26,287)	(3,675,974)	(292,837)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fastenal Co.	(213,035)	$(11,050,125)	$1,776,712
FireEye, Inc.	(1,591,448)	(18,340,667)	(5,865,257)
First Data Corp.	(1,736,701)	(27,652,300)	(3,955,659)
First Horizon National Corp.	(303,515)	(5,769,820)	482,589
FirstEnergy Corp.	(581,735)	(17,690,491)	727,099
Fitbit, Inc.	(2,683,616)	(15,096,070)	846,069
FleetCor Technologies, Inc.	(40,156)	(6,514,508)	723,611
Flowserve Corp.	(170,368)	(8,005,592)	95,406
FMC Corp.	(61,526)	(3,764,776)	(729,698)
FNB Corp.	(178,534)	(2,714,761)	186,720
Fortinet, Inc.	(168,635)	(6,261,418)	(52,277)
Fossil Group, Inc.	(391,044)	(5,804,564)	1,757,259
Freeport-McMoRan, Inc.	(635,454)	(8,116,161)	484,359
Frontier Communications Corp.	(6,764,702)	(14,280,147)	6,433,093
Gap, Inc. (The)	(249,566)	(5,643,147)	155,191
Gartner, Inc.	(75,566)	(8,380,938)	(952,219)
General Electric Co.	(26,920)	(804,370)	77,260
Genesee & Wyoming, Inc.	(115,349)	(7,925,630)	36,912
Gentex Corp.	(40,562)	(887,902)	118,441
GoDaddy, Inc.	(103,100)	(3,816,141)	(557,361)
Graco, Inc.	(59,930)	(5,648,403)	(900,748)
Granite Construction, Inc.	(31,965)	(1,518,589)	(23,403)
Graphic Packaging Holding Co.	(243,736)	(3,257,083)	(101,599)
Groupon, Inc.	(2,568,787)	(10,161,252)	297,110
Guidewire Software, Inc.	(114,345)	(6,485,257)	(1,371,388)
H&R Block, Inc.	(168,404)	(3,871,979)	(1,333,388)
Hain Celestial Group, Inc. (The)	(245,086)	(9,156,413)	(357,826)
Halliburton Co.	(73,663)	(3,668,655)	522,508
Halyard Health, Inc.	(109,165)	(4,250,885)	(37,116)
Hanesbrands, Inc.	(324,328)	(6,593,973)	(917,463)
HEICO Corp.	(9,440)	(663,217)	(14,953)
Henry Schein, Inc.	(11,806)	(2,021,778)	(138,957)
Hershey Co. (The)	(7,962)	(867,938)	13,058
Hertz Global Holdings, Inc.	(939,013)	(13,555,850)	2,757,201
Hess Corp.	(118,635)	(5,547,846)	343,329
HollyFrontier Corp.	(254,895)	(7,064,207)	62,241
Hologic, Inc.	(215,791)	(9,190,539)	(602,057)
HSN, Inc.	(23,940)	(869,782)	106,096
IDEXX Laboratories, Inc.	(64,106)	(9,740,907)	(607,084)
IHS Markit Ltd.	(173,386)	(6,996,125)	(639,794)
Illumina, Inc.	(135,890)	(21,856,110)	(1,723,522)
Incyte Corp.	(12,153)	(1,798,158)	267,974
Inovalon Holdings, Inc.	(133,700)	(1,640,538)	(117,617)
Intrexon Corp.	(128,696)	(2,538,479)	(561,808)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ionis Pharmaceuticals, Inc.	(226,843)	$(8,908,524)	$(2,630,980)
IPG Photonics Corp.	(10,190)	(1,237,677)	(240,892)
Jazz Pharmaceuticals plc	(35,298)	(4,757,111)	(731,728)
JC Penney Co., Inc.	(2,333,916)	(13,817,330)	2,964,621
Juno Therapeutics, Inc.	(387,865)	(8,739,181)	(2,854,104)
Kansas City Southern	(26,216)	(2,205,552)	(537,952)
Kate Spade & Co.	(430,552)	(10,236,258)	2,275,352
KBR, Inc.	(538,759)	(7,618,074)	(581,838)
Kellogg Co.	(76,429)	(5,740,582)	431,824
Kennametal, Inc.	(196,568)	(7,628,804)	273,230
Kinder Morgan, Inc.	(256,795)	(5,464,598)	544,405
KLX, Inc.	(226,692)	(10,529,843)	(804,757)
Knowles Corp.	(293,153)	(5,605,085)	644,937
L Brands, Inc.	(388,480)	(19,284,155)	(1,651,033)
Legg Mason, Inc.	(207,420)	(7,421,488)	(493,660)
Liberty Broadband Corp.	(42,397)	(3,634,695)	(43,245)
Liberty Expedia Holdings, Inc.	(11,683)	(535,244)	(95,871)
Lions Gate Entertainment Corp.	(161,046)	(4,058,359)	(486,359)
Lions Gate Entertainment Corp.	(356,327)	(8,434,943)	(929,331)
LivaNova plc	(131,466)	(6,514,140)	(1,532,894)
Live Nation Entertainment, Inc.	(317,866)	(9,297,581)	(1,780,050)
Loews Corp.	(309,344)	(14,599,692)	119,299
LogMeIn, Inc.	(31,597)	(3,002,598)	(299,289)
Lululemon Athletica, Inc.	(81,652)	(5,201,973)	329,798
Macy’s, Inc.	(150,796)	(4,291,969)	787,470
Madison Square Garden Co. (The)	(33,422)	(6,621,248)	40,456
Markel Corp.	(543)	(532,232)	2,340
Marsh & McLennan Cos., Inc.	(136,326)	(10,243,536)	(384,439)
Mastercard, Inc.	(114,890)	(12,963,039)	(990,352)
Mattel, Inc.	(420,527)	(10,657,624)	1,603,678
MDU Resources Group, Inc.	(63,424)	(1,728,938)	67,229
Medtronic plc	(22,378)	(1,840,143)	(145,905)
Mercury General Corp.	(53,204)	(3,169,870)	296,854
Michaels Cos., Inc. (The)	(29,348)	(641,598)	98,073
Middleby Corp. (The)	(66,988)	(9,267,388)	1,127,676
Mondelez International, Inc.	(88,583)	(3,964,089)	138,189
Monster Beverage Corp.	(196,461)	(9,129,543)	(630,640)
Moody’s Corp.	(42,658)	(4,775,137)	(415,489)
Motorola Solutions, Inc.	(20,961)	(1,775,816)	(42,341)
National Fuel Gas Co.	(139,564)	(8,334,496)	541,242
National Instruments Corp.	(228,790)	(7,435,675)	(1,766,259)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
National Oilwell Varco, Inc.	(52,548)	$(2,065,662)	$334,731
NetScout Systems, Inc.	(363,840)	(13,589,424)	1,073,328
Neurocrine Biosciences, Inc.	(253,832)	(11,176,497)	(499,775)
New Jersey Resources Corp.	(12,088)	(473,850)	(6,044)
New York Times Co. (The)	(54,478)	(787,864)	(176,396)
Newell Brands, Inc.	(60,825)	(3,009,514)	(251,922)
Newfield Exploration Co.	(119,952)	(3,839,504)	425,670
Newmont Mining Corp.	(486,559)	(16,068,418)	308,772
Nielsen Holdings plc	(140,165)	(5,956,840)	538,061
NIKE, Inc.	(139,429)	(8,033,753)	(192,558)
Noble Corp. plc	(3,213,513)	(17,271,363)	5,638,446
Nordson Corp.	(22,416)	(2,829,348)	109,838
Norwegian Cruise Line Holdings Ltd.	(190,205)	(9,927,947)	(398,282)
NOW, Inc.	(98,818)	(1,663,107)	74,114
Nucor Corp.	(56,217)	(3,171,806)	(81,472)
NuVasive, Inc.	(11,093)	(850,749)	(2,525)
Occidental Petroleum Corp.	(232,856)	(14,907,718)	966,629
Ocwen Financial Corp.	(60,158)	(292,969)	131,144
Office Depot, Inc.	(1,519,946)	(7,281,917)	(1,290,579)
OGE Energy Corp.	(500,226)	(18,403,315)	1,000,452
Olin Corp.	(123,252)	(4,075,944)	343,873
OneMain Holdings, Inc.	(106,887)	(2,744,588)	116,237
OPKO Health, Inc.	(409,698)	(2,869,167)	173,354
Owens & Minor, Inc.	(17,961)	(625,761)	47,597
Owens-Illinois, Inc.	(580,617)	(11,838,781)	(2,049,578)
PacWest Bancorp	(78,572)	(4,385,103)	715,791
Palo Alto Networks, Inc.	(188,024)	(21,767,814)	(3,391,678)
Pandora Media, Inc.	(2,136,930)	(21,679,487)	2,618,071
Parsley Energy, Inc.	(176,278)	(5,357,076)	465,361
Patheon NV	(64,826)	(1,748,846)	(512,285)
Patterson Cos., Inc.	(183,722)	(8,355,677)	(270,071)
PayPal Holdings, Inc.	(122,700)	(5,285,916)	(1,299,393)
PBF Energy, Inc.	(282,040)	(6,077,518)	(200,692)
Perrigo Co. plc	(232,957)	(16,173,508)	(1,419,405)
Phillips 66	(10,685)	(841,680)	(41,863)
Pitney Bowes, Inc.	(497,257)	(6,360,803)	(1,147,778)
Platform Specialty Products Corp.	(1,420,670)	(18,596,570)	582,475
PolyOne Corp.	(20,964)	(708,730)	(103,416)
Premier, Inc.	(332,770)	(10,323,673)	(1,656,047)
Prestige Brands Holdings, Inc.	(13,079)	(748,250)	57,548
Priceline Group, Inc. (The)	(738)	(1,308,201)	(72,243)
ProAssurance Corp.	(14,957)	(907,890)	(1,496)
PTC, Inc.	(117,110)	(6,580,411)	125,308
QEP Resources, Inc.	(267,055)	(2,731,773)	34,517
QIAGEN NV	(103,054)	(3,027,727)	(427,674)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ralph Lauren Corp.	(131,635)	$(10,266,968)	$552,305
Range Resources Corp.	(623,235)	(15,423,498)	983,143
Regeneron Pharmaceuticals, Inc.	(30,085)	(11,059,730)	(3,716,217)
ResMed, Inc.	(28,642)	(2,051,913)	(178,440)
Rice Energy, Inc.	(21,496)	(457,910)	(114,529)
Robert Half International, Inc.	(28,702)	(1,421,897)	46,210
Roper Technologies, Inc.	(29,400)	(6,201,636)	(605,346)
Royal Gold, Inc.	(67,154)	(4,354,265)	(895,163)
RR Donnelley & Sons Co.	(248,057)	(3,110,425)	(209)
Sabre Corp.	(165,513)	(3,523,725)	(79,493)
salesforce.com, Inc.	(201,645)	(16,707,930)	(754,527)
Sally Beauty Holdings, Inc.	(205,674)	(4,191,463)	26,564
Santander Consumer USA Holdings, Inc.	(236,315)	(3,310,773)	295,394
Schlumberger Ltd.	(157,326)	(12,259,064)	1,900,720
Sealed Air Corp.	(382,616)	(17,459,501)	333,609
Seattle Genetics, Inc.	(51,164)	(3,359,199)	711,974
Sempra Energy	(225,526)	(24,979,260)	(448,797)
Sensata Technologies Holding NV	(366,268)	(16,115,792)	468,823
ServiceMaster Global Holdings, Inc.	(43,678)	(1,784,246)	72,505
ServiceNow, Inc.	(231,110)	(20,639,371)	(3,858,289)
Signature Bank	(23,016)	(3,558,964)	255,478
Signet Jewelers Ltd.	(148,858)	(9,315,490)	(98,290)
Silgan Holdings, Inc.	(40,172)	(1,229,263)	(47,403)
Silicon Laboratories, Inc.	(9,998)	(731,854)	48,490
Six Flags Entertainment Corp.	(150,561)	(8,940,312)	(34,629)
Skechers U.S.A., Inc.	(93,220)	(2,588,123)	(161,867)
SLM Corp.	(1,403,814)	(17,238,836)	1,094,975
Snyder’s-Lance, Inc.	(62,798)	(2,547,087)	373,020
Sotheby’s	(250,538)	(11,920,598)	(1,525,776)
Southwestern Energy Co.	(1,867,882)	(11,847,917)	491,195
Splunk, Inc.	(363,992)	(22,702,181)	1,994,676
Sprouts Farmers Market, Inc.	(976,968)	(21,749,843)	(398,021)
SPX Corp.	(55,721)	(1,377,980)	(23,960)
Square, Inc.	(979,502)	(20,431,487)	(2,547,630)
Staples, Inc.	(498,530)	(4,486,770)	(533,427)
Stericycle, Inc.	(241,960)	(20,290,568)	1,824,181
Stifel Financial Corp.	(128,870)	(6,817,223)	891,780
SunPower Corp.	(99,213)	(619,632)	(307,017)
Superior Energy Services, Inc.	(824,799)	(10,758,332)	2,155,679
SVB Financial Group	(42,549)	(8,390,237)	910,549
Synchrony Financial	(272,687)	(7,653,536)	(477,990)
Synovus Financial Corp.	(45,501)	(1,912,862)	(100,102)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tableau Software, Inc.	(284,580)	$(13,972,878)	$(3,463,339)
Targa Resources Corp.	(171,961)	(9,530,143)	1,757,506
Target Corp.	(50,518)	(2,691,988)	50,401
Tempur Sealy International, Inc.	(333,218)	(15,253,157)	(2,537,352)
Tenet Healthcare Corp.	(1,022,912)	(18,255,785)	(1,527,333)
Teradata Corp.	(199,989)	(6,151,662)	253,986
TerraForm Power, Inc.	(225,168)	(2,814,600)	112,584
Tesla, Inc.	(36,531)	(9,339,197)	(3,870,778)
Tiffany & Co.	(66,648)	(6,159,608)	(96,640)
Time, Inc.	(480,338)	(8,567,844)	1,674,993
Tractor Supply Co.	(385,581)	(24,798,925)	3,896,579
TransDigm Group, Inc.	(53,099)	(12,691,015)	(1,585,713)
TreeHouse Foods, Inc.	(108,907)	(9,391,347)	494,734
TRI Pointe Group, Inc.	(307,430)	(3,898,343)	(156,658)
Trimble, Inc.	(352,383)	(11,177,589)	(1,391,913)
TripAdvisor, Inc.	(566,608)	(23,222,579)	1,578,153
Triumph Group, Inc.	(198,426)	(5,040,020)	(1,230,241)
Twitter, Inc.	(1,218,947)	(18,284,938)	(3,497,645)
Tyler Technologies, Inc.	(19,952)	(3,119,495)	(385,473)
Ultimate Software Group, Inc. (The)	(42,348)	(8,240,323)	(655,298)
United Natural Foods, Inc.	(12,489)	(553,512)	95,166
United States Steel Corp.	(815,559)	(16,857,088)	(1,199,388)
Urban Outfitters, Inc.	(24,324)	(425,805)	(25,162)
USG Corp.	(36,079)	(1,230,655)	183,642
Valley National Bancorp	(335,538)	(4,113,696)	150,992
Veeva Systems, Inc.	(116,973)	(5,824,086)	(1,347,529)
VeriFone Systems, Inc.	(850,584)	(16,041,488)	645,918
VF Corp.	(188,972)	(10,181,669)	(703,118)
ViaSat, Inc.	(68,108)	(4,408,949)	(99,801)
Visa, Inc.	(67,306)	(6,073,693)	(238,263)
Vista Outdoor, Inc.	(211,663)	(4,476,741)	(287,793)
Visteon Corp.	(16,697)	(1,661,685)	(42,410)
WABCO Holdings, Inc.	(57,934)	(6,778,278)	(608,886)
Waddell & Reed Financial, Inc.	(110,917)	(1,908,882)	(185,231)
Weatherford International plc	(5,780,276)	(34,510,399)	12,140,731
Webster Financial Corp.	(68,542)	(3,703,324)	124,061
Welbilt, Inc.	(498,074)	(9,580,821)	192,126
Wendy’s Co. (The)	(86,305)	(1,164,254)	(174,336)
Williams Cos., Inc. (The)	(604,334)	(17,282,325)	(1,016,909)
Willis Towers Watson plc	(11,347)	(1,579,127)	(71,408)
WisdomTree Investments, Inc.	(1,732,054)	(15,572,245)	(2,042,744)
Workday, Inc.	(286,916)	(24,254,955)	(3,575,897)
WPX Energy, Inc.	(467,092)	(5,701,717)	1,189,608
WR Grace & Co.	(224,298)	(15,871,326)	(280,372)
Wynn Resorts Ltd.	(204,129)	(22,793,462)	(4,584,320)
Yelp, Inc.	(280,005)	(9,217,785)	812,035
Zayo Group Holdings, Inc.	(556,029)	(18,600,561)	1,419,265

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zebra Technologies Corp.	(168,922)	$(15,329,672)	$(1,650,368)
Zillow Group, Inc.	(130,856)	(5,219,253)	(1,193,999)
Zions Bancorp	(437,463)	(19,143,381)	(65,619)
Zoetis, Inc.	(210,043)	(11,342,322)	(1,760,160)
Zynga, Inc.	(1,922,725)	(5,372,302)	(1,626,417)

			(48,838,181)

Total of Short Equity Positions			(48,270,139)

Total of Long and Short Equity Positions			24,590,818

Net Cash and Other Receivables/ (Payables) (b)			(15,651,088)

Swaps, at Value			$8,939,730

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-57 months maturity 11/19/2021	$2,396,019

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	3,847	$500,721	$119,388
Air France-KLM	293,965	2,607,688	1,588,548
Arkema SA	55,034	5,818,761	58,416
Atos SE	173,635	22,221,531	2,141,303
Capgemini SE	56,769	5,499,151	365,232
Christian Dior SE	4,358	1,038,401	207,714
Cie Generale des Etablissements Michelin	180,393	22,493,651	1,515,589
CNP Assurances	140,435	3,011,443	140,791
Dassault Systemes SE	10,629	943,297	10,028
Eiffage SA	16,978	1,377,472	164,826

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Eutelsat Communications SA	21,882	$518,863	$39,454
Faurecia	42,541	2,040,967	116,341
Ipsen SA	25,157	2,631,993	810,437
Lagardere SCA	121,751	3,634,014	207,744
Orange SA	337,162	5,712,905	(347,001)
Orpea	4,346	430,147	54,379
Peugeot SA	636,470	13,738,363	(1,053,734)
Publicis Groupe SA	40,154	2,900,977	91,824
Sanofi	37,206	3,672,719	(107,641)
Schneider Electric SE	18,130	1,396,043	(2,762)
SCOR SE	88,765	3,625,579	(99,141)
SEB SA	18,345	2,659,733	632,985
Societe BIC SA	7,988	1,079,877	(131,370)
Sodexo SA	46,754	5,657,029	385,570
Teleperformance	64,443	7,415,567	847,444

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Thales SA	126,288	$12,942,707	$648,955
TOTAL SA	167,740	8,982,108	(654,317)
Valeo SA	171,077	11,848,223	(338,345)

			7,412,657

Total of Long Equity Positions			7,412,657

Short Positions

Common Stocks
France
Accor SA	(331,709)	(14,027,550)	(1,532,658)
Air Liquide SA	(9,875)	(1,193,138)	(27,373)
Airbus SE	(85,607)	(6,856,166)	(208,596)
Alstom SA	(111,350)	(3,403,119)	(485,834)
Bollore SA	(1,247,445)	(5,090,644)	(581,253)
Bureau Veritas SA	(133,103)	(2,788,714)	(157,578)
Carrefour SA	(104,871)	(2,614,994)	(36,348)
Casino Guichard Perrachon SA	(26,384)	(1,571,257)	8,684
Cie Plastic Omnium SA	(37,290)	(1,452,154)	91,676
Edenred	(454,790)	(11,180,552)	(682,714)
Electricite de France SA	(172,799)	(1,854,428)	(17,842)
Engie SA	(360,603)	(5,170,579)	(272,272)
Essilor International SA	(104,194)	(13,412,676)	157,871
Hermes International	(12,677)	(6,325,927)	63,793
Iliad SA	(29,350)	(7,099,676)	163,442
Ingenico Group SA	(104,330)	(10,691,889)	1,230,473
JCDecaux SA	(62,673)	(2,277,933)	223,100

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Natixis SA	(1,470,295)	$(9,563,779)	$(305,888)
Pernod Ricard SA	(28,608)	(3,614,036)	(216,781)
Remy Cointreau SA	(57,497)	(5,875,816)	(826,243)
Safran SA	(44,925)	(3,593,914)	(525,992)
SFR Group SA	(198,907)	(6,565,673)	(156,971)
Vivendi SA	(612,249)	(12,496,619)	(1,136,620)
Zodiac Aerospace	(254,213)	(6,485,006)	(421,554)

			(5,653,478)

Luxembourg
SES SA	(32,639)	(732,268)	(32,363)

Total of Short Equity Positions			(5,685,841)

Total of Long and Short Equity Positions			1,726,816

Net Cash and Other Receivables/ (Payables) (b)			669,203

Swaps, at Value			$2,396,019

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(2,150,000)	$—	$(2,150,000)
Investment Companies	2,140,255	—	2,140,255

BARC
Cash	—	149,640,432	149,640,432

CITI
Cash	(12,170,000)	—	(12,170,000)
Investment Companies	23,470,000	—	23,470,000

GSCO
Cash	—	3,018,890	3,018,890
U.S. Treasury Bills	—	26,999,827	26,999,827

GSIN
Cash	(33,900,000)	—	(33,900,000)
Investment Companies	591,539,239	—	591,539,239

JPMC
Investment Companies	53,510,000	—	53,510,000

JPMS
Cash	—	17,674,763	17,674,763

MSCL
Cash	—	7,416,085	7,416,085

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$10,405,758	$—	$10,405,758

GSCO
Cash	—	3,986,988	3,986,988

GSIN
Cash	7,870,000	—	7,870,000

JPPC
Cash	—	6,938,398	6,938,398

MACQ
Cash	1,180,000	—	1,180,000

MSCL
Cash	—	20,299,919	20,299,919

SOCG
Cash	500,000	—	500,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 110.7%
COMMON STOCKS - 18.2%

Belgium - 0.3%
Ageas (a)	1,937	$78,005
bpost SA (a)	9,131	220,536
Colruyt SA (a)	612	32,233
Galapagos NV *(a)	1,375	105,114
KBC Group NV (a)	1,841	139,583
Proximus SADP (a)	1,423	49,804
Solvay SA (a)	1,451	194,741
UCB SA (a)	710	48,831
Umicore SA (a)	3,638	253,063

		1,121,910

Denmark - 0.7%
Danske Bank A/S (a)	6,594	253,691
DSV A/S	381	23,403
FLSmidth & Co. A/S (a)	647	40,884
GN Store Nord A/S (a)	5,337	155,835
H Lundbeck A/S (a)	10,032	563,168
ISS A/S (a)	9,268	364,058
Jyske Bank A/S (Registered) (a)	2,286	132,414
TDC A/S (a)	14,138	82,218
Vestas Wind Systems A/S (a)	9,896	914,067
William Demant Holding A/S *	16,863	436,313

		2,966,051

Finland - 0.8%
Cargotec OYJ, Class B (a)	5,373	340,840
Elisa OYJ (a)	2,530	98,144
Huhtamaki OYJ (a)	673	26,503
Kesko OYJ, Class B (a)	5,346	271,940
Metso OYJ (a)	3,507	121,686
Neste OYJ (a)	25,504	1,006,413
Nokian Renkaat OYJ (a)	793	32,825
Orion OYJ, Class B (a)	3,866	246,963
Stora Enso OYJ, Class R (a)	27,198	351,454
UPM-Kymmene OYJ (a)	28,373	809,048

		3,305,816

Germany - 2.7%
adidas AG (a)	2,646	507,367
Allianz SE (Registered) (a)	1,290	254,571
Aurubis AG (a)	3,147	247,563
Brenntag AG (a)	1,080	62,634
Covestro AG (a)(b)	15,129	1,096,763
Deutsche Lufthansa AG (Registered) (a)	63,684	1,451,330
Evonik Industries AG (a)	7,219	231,050
Freenet AG (a)	10,573	337,306
Hannover Rueck SE (a)	4,250	510,483
HeidelbergCement AG (a)	2,174	210,745
Hella KGaA Hueck & Co. (a)	2,921	144,053
Henkel AG & Co. KGaA (Preference) (a)	4,256	586,876
HOCHTIEF AG (a)	2,824	518,427
Infineon Technologies AG (a)	28,797	611,665
KION Group AG (a)	2,712	207,448
Krones AG (a)	313	36,283
MAN SE (a)	239	25,631
METRO AG (a)	877	29,627
MTU Aero Engines AG (a)	1,264	178,587

INVESTMENTS	SHARES	VALUE
Germany - 2.7% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	1,753	$354,725
OSRAM Licht AG (a)	4,567	364,547
Rheinmetall AG (a)	4,705	447,839
Salzgitter AG (a)	2,844	116,065
SAP SE (a)	4,818	504,307
Siemens AG (Registered) (a)	3,767	518,166
Software AG (a)	11,082	486,058
STADA Arzneimittel AG *	5,816	413,116
Suedzucker AG (a)	28,313	591,100
Talanx AG (a)	7,283	272,427
Uniper SE (a)	5,169	97,127
Wirecard AG (a)	667	42,544

		11,456,430

Italy - 1.3%
A2A SpA	416,258	692,133
Assicurazioni Generali SpA (a)	6,409	105,788
Autogrill SpA	10,963	132,883
Banca Monte dei Paschi di Siena SpA (3)*(c)	1,320	17,805
Brembo SpA	6,945	101,765
Buzzi Unicem SpA	11,434	285,107
Davide Campari-Milano SpA	29,924	211,553
Enel SpA (a)	329,683	1,768,254
Hera SpA	12,075	36,916
Italgas SpA	14,388	72,561
Leonardo SpA (a)	2,653	44,172
Mediobanca SpA (a)	25,637	253,628
Moncler SpA	2,476	58,083
Poste Italiane SpA (b)	59,892	410,679
Prysmian SpA (a)	14,735	434,587
Recordati SpA	9,684	392,706
Terna Rete Elettrica Nazionale SpA (a)	63,275	341,757
UnipolSai Assicurazioni SpA (a)	28,884	63,367

		5,423,744

Japan - 8.4%
ABC-Mart, Inc. (a)	1,200	70,719
Advantest Corp.	1,300	22,285
Air Water, Inc.	1,300	23,992
Aisin Seiki Co. Ltd. (a)	1,600	82,251
Alfresa Holdings Corp. (a)	15,600	301,597
Amada Holdings Co. Ltd. (a)	29,300	339,870
ANA Holdings, Inc. (a)	111,000	386,501
Aozora Bank Ltd. (a)	121,000	461,964
Asahi Glass Co. Ltd. (a)	2,200	92,912
Asahi Group Holdings Ltd. (a)	1,800	67,789
Asahi Kasei Corp. (a)	23,000	248,131
Astellas Pharma, Inc. (a)	31,000	379,958
Bandai Namco Holdings, Inc. (a)	13,500	461,259
Brother Industries Ltd. (a)	13,700	317,333
Central Japan Railway Co. (a)	1,100	179,649
Chubu Electric Power Co., Inc. (a)	14,400	191,501
Chugoku Bank Ltd. (The) (a)	5,300	79,571
Citizen Watch Co. Ltd. (a)	3,600	25,331
Coca-Cola Bottlers Japan, Inc. (a)	2,300	66,598
Cosmos Pharmaceutical Corp. (a)	400	77,929

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Japan - 8.4% (continued)
CyberAgent, Inc. (a)	1,700	$52,796
Daiichi Sankyo Co. Ltd. (a)	21,000	495,661
DeNA Co. Ltd.	1,100	24,723
East Japan Railway Co. (a)	400	38,318
Ezaki Glico Co. Ltd. (a)	3,700	199,220
FUJIFILM Holdings Corp.	600	21,634
Fujitsu Ltd. (a)	83,000	613,890
Gunma Bank Ltd. (The) (a)	5,400	32,517
Hakuhodo DY Holdings, Inc. (a)	15,300	203,761
Hankyu Hanshin Holdings, Inc. (a)	5,000	180,126
Haseko Corp. (a)	32,200	392,112
Hikari Tsushin, Inc. (a)	900	94,820
Hiroshima Bank Ltd. (The) (a)	8,000	35,611
Hisamitsu Pharmaceutical Co., Inc. (a)	4,000	191,775
Hitachi Capital Corp. (a)	2,600	62,694
Hitachi Chemical Co. Ltd. (a)	12,700	380,754
Hitachi High-Technologies Corp. (a)	13,300	517,941
Hitachi Metals Ltd. (a)	3,900	54,414
Hokuhoku Financial Group, Inc. (a)	5,200	83,178
Hoshizaki Corp. (a)	400	36,292
Idemitsu Kosan Co. Ltd. (a)	24,600	699,838
Iida Group Holdings Co. Ltd. (a)	8,200	136,870
Inpex Corp. (a)	26,000	251,042
Ito En Ltd. (a)	2,700	98,577
ITOCHU Corp. (a)	32,800	488,357
Itochu Techno-Solutions Corp. (a)	11,600	406,781
Izumi Co. Ltd. (a)	2,400	136,468
J Front Retailing Co. Ltd. (a)	4,000	61,642
Japan Airlines Co. Ltd. (a)	12,200	377,903
JSR Corp. (a)	1,500	25,967
JXTG Holdings, Inc. (a)	43,900	192,085
Kajima Corp. (a)	64,000	540,904
Kaken Pharmaceutical Co. Ltd. (a)	1,200	65,523
Kamigumi Co. Ltd. (a)	9,000	94,606
Kaneka Corp. (a)	21,000	160,722
Kao Corp. (a)	7,600	451,883
Keihan Holdings Co. Ltd. (a)	4,000	25,454
Kewpie Corp. (a)	11,200	294,108
Kobayashi Pharmaceutical Co. Ltd. (a)	600	35,661
Konami Holdings Corp. (a)	13,800	768,187
Kuraray Co. Ltd. (a)	18,400	335,046
Kurita Water Industries Ltd. (a)	1,700	46,502
Kyocera Corp. (a)	3,000	174,362
Lion Corp. (a)	16,000	331,870
Marubeni Corp. (a)	11,300	73,209
Maruichi Steel Tube Ltd. (a)	1,200	34,913
Matsumotokiyoshi Holdings Co. Ltd. (a)	2,100	119,625
Medipal Holdings Corp. (a)	15,100	279,985
MEIJI Holdings Co. Ltd. (a)	1,500	121,633
Miraca Holdings, Inc. (a)	600	27,023
Mitsubishi Chemical Holdings Corp. (a)	24,100	200,795
Mitsubishi Corp. (a)	7,100	149,249
Mitsubishi Gas Chemical Co., Inc. (a)	27,500	584,084
Mitsubishi Tanabe Pharma Corp. (a)	24,600	569,050
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	74,500	408,748
Mitsui & Co. Ltd. (a)	10,200	146,022
Mitsui Chemicals, Inc. (a)	59,000	314,197
Mixi, Inc.	7,400	411,805

INVESTMENTS	SHARES	VALUE
Japan - 8.4% (continued)
Mizuho Financial Group, Inc. (a)	286,700	$525,657
Nagoya Railroad Co. Ltd. (a)	31,000	144,649
Nankai Electric Railway Co. Ltd. (a)	12,000	62,143
Nexon Co. Ltd. (a)	6,600	130,917
NH Foods Ltd. (a)	18,000	547,562
NHK Spring Co. Ltd. (a)	38,000	401,204
Nippon Express Co. Ltd. (a)	69,000	432,987
Nippon Shokubai Co. Ltd. (a)	3,900	251,914
Nippon Telegraph & Telephone Corp. (a)	17,700	835,513
Nisshin Seifun Group, Inc. (a)	15,800	259,746
Nissin Foods Holdings Co. Ltd. (a)	500	31,265
Nitori Holdings Co. Ltd. (a)	4,200	562,226
Nomura Research Institute Ltd. (a)	2,700	106,668
NTT Data Corp.	6,000	66,940
Obayashi Corp. (a)	51,100	602,067
Oracle Corp. Japan (a)	3,400	221,162
ORIX Corp. (a)	44,100	686,190
Osaka Gas Co. Ltd. (a)	73,000	298,924
Otsuka Corp. (a)	4,500	279,918
Otsuka Holdings Co. Ltd. (a)	8,900	379,988
Park24 Co. Ltd. (a)	8,700	221,383
Persol Holdings Co. Ltd. (a)	2,600	48,849
Pola Orbis Holdings, Inc. (a)	23,000	608,502
Resona Holdings, Inc. (a)	115,100	635,791
Sankyo Co. Ltd. (a)	800	27,176
Sawai Pharmaceutical Co. Ltd. (a)	700	39,314
SCSK Corp. (a)	900	40,439
Seiko Epson Corp. (a)	15,000	334,686
Sekisui Chemical Co. Ltd. (a)	8,500	152,519
Shimamura Co. Ltd. (a)	4,100	502,627
Shimizu Corp. (a)	20,000	212,512
Shinsei Bank Ltd. (a)	58,000	101,602
Shionogi & Co. Ltd. (a)	3,000	167,274
Sojitz Corp. (a)	167,900	413,316
Sompo Holdings, Inc. (a)	5,600	217,363
Square Enix Holdings Co. Ltd. (a)	6,700	219,572
Start Today Co. Ltd. (a)	6,700	165,119
Subaru Corp.	700	23,736
Sugi Holdings Co. Ltd. (a)	2,100	112,530
Sumitomo Corp. (a)	18,400	239,939
Sumitomo Dainippon Pharma Co. Ltd. (a)	31,400	428,607
Sumitomo Heavy Industries Ltd. (a)	4,000	26,543
Sumitomo Mitsui Financial Group, Inc.	600	23,427
Sumitomo Mitsui Trust Holdings, Inc. (a)	2,900	104,166
Sumitomo Rubber Industries Ltd. (a)	16,800	284,517
Sundrug Co. Ltd. (a)	2,800	104,447
Suzuken Co. Ltd. (a)	6,370	212,045
Suzuki Motor Corp. (a)	10,600	504,963
Taisei Corp. (a)	62,000	567,086
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,200	91,433
Takashimaya Co. Ltd. (a)	14,000	133,561
Teijin Ltd. (a)	4,100	79,118
Terumo Corp. (a)	1,000	39,459
Toho Co. Ltd. (a)	1,300	40,092
Toho Gas Co. Ltd. (a)	60,000	437,041
Tohoku Electric Power Co., Inc. (a)	1,800	24,946
Tokyo Broadcasting System Holdings, Inc. (a)	6,900	122,390

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Japan - 8.4% (continued)
Tokyo Century Corp. (a)	5,400	$216,430
Tokyo Electron Ltd. (a)	5,700	770,600
Toppan Printing Co. Ltd. (a)	16,000	175,936
Tosoh Corp. (a)	49,000	505,005
TOTO Ltd. (a)	900	34,483
Toyo Suisan Kaisha Ltd. (a)	7,300	280,076
Toyoda Gosei Co. Ltd. (a)	10,000	239,615
Toyota Boshoku Corp. (a)	2,700	50,860
Tsuruha Holdings, Inc. (a)	1,200	127,516
Welcia Holdings Co. Ltd. (a)	1,200	44,425
West Japan Railway Co. (a)	2,900	205,191
Yamada Denki Co. Ltd. (a)	46,500	231,200
Yamaguchi Financial Group, Inc. (a)	42,000	508,705
Yamazaki Baking Co. Ltd. (a)	17,800	354,877
Yokogawa Electric Corp. (a)	7,500	120,700

		35,631,422

Netherlands - 0.8%
Aalberts Industries NV (a)	673	26,780
ABN AMRO Group NV, CVA (a)(b)	1,267	33,565
ASM International NV (a)	5,011	291,409
ASML Holding NV (a)	609	79,385
Gemalto NV (a)	1,071	64,235
Koninklijke DSM NV (a)	6,390	464,761
Koninklijke Philips NV (a)	20,153	717,420
NN Group NV (a)	12,865	456,490
Philips Lighting NV (a)(b)	1,924	71,067
Randstad Holding NV (a)	7,444	433,994
Wolters Kluwer NV (a)	15,492	655,203

		3,294,309

Norway - 0.2%
Gjensidige Forsikring ASA (a)	1,510	25,775
Leroy Seafood Group ASA (a)	18,770	101,935
Marine Harvest ASA *(a)	29,682	507,836
Orkla ASA (a)	2,652	26,955

		662,501

Portugal - 0.0% (d)
EDP - Energias de Portugal SA (a)	15,123	49,470
Galp Energia SGPS SA (a)	4,863	73,693

		123,163

Spain - 0.8%
Aena SA (a)(b)	1,716	335,091
Almirall SA (a)	14,217	231,587
Amadeus IT Group SA (a)	1,593	95,223
Ebro Foods SA (a)	21,200	484,819
Endesa SA (a)	27,300	629,773
Gas Natural SDG SA (a)	3,104	72,660
Iberdrola SA (a)	41,978	332,651
Repsol SA (a)	63,538	974,106
Tecnicas Reunidas SA (a)	1,487	57,620

		3,213,530

Sweden - 0.7%
BillerudKorsnas AB	2,890	45,674
Boliden AB	22,357	611,127
Electrolux AB, Series B	9,716	318,600
Essity AB, Class B *	6,142	168,045
Husqvarna AB, Class B	19,966	198,466

INVESTMENTS	SHARES	VALUE
Sweden - 0.7% (continued)
ICA Gruppen AB	2,471	$92,050
Modern Times Group MTG AB, Class B	1,696	58,378
NCC AB, Class B	3,558	100,221
Nordea Bank AB (a)	5,676	72,292
Saab AB, Class B	3,675	181,627
Sandvik AB	8,668	136,471
Securitas AB, Class B	20,100	339,016
Skanska AB, Class B	8,733	207,373
SKF AB, Class B	9,764	198,272
SSAB AB, Class A *	12,827	58,540
Svenska Cellulosa AB SCA, Class B	6,142	46,464
Swedbank AB, Class A	1,200	29,287
Swedish Match AB	1,496	52,705
Volvo AB, Class B	12,207	208,174

		3,122,782

Switzerland - 1.2%
ABB Ltd. (Registered) (a)	32,250	800,481
Adecco Group AG (Registered) (a)	5,703	434,467
Baloise Holding AG (Registered)	151	23,390
Barry Callebaut AG (Registered) *	81	111,498
DKSH Holding AG	414	33,659
Flughafen Zurich AG (Registered)	518	127,221
Geberit AG (Registered) (a)	587	274,106
Georg Fischer AG (Registered)	260	252,195
Helvetia Holding AG (Registered)	108	61,939
Lonza Group AG (Registered) *(a)	1,614	349,619
Nestle SA (Registered) (a)	1,348	117,569
Novartis AG (Registered) (a)	1,630	136,148
Partners Group Holding AG	177	109,901
Roche Holding AG (a)	462	118,048
SGS SA (Registered) (a)	69	167,303
Sika AG (a)	62	398,048
STMicroelectronics NV (a)	26,309	378,963
Straumann Holding AG (Registered)	172	97,949
Swiss Life Holding AG (Registered) *(a)	919	310,872
Swiss Re AG (a)	7,298	668,809
Temenos Group AG (Registered)	3,557	318,220

		5,290,405

United Kingdom - 0.3%
Dialog Semiconductor plc *(a)	623	26,618
Fiat Chrysler Automobiles NV *	99,052	1,046,442
Subsea 7 SA (a)	30,479	410,962

		1,484,022

TOTAL COMMON STOCKS (Cost $63,102,263)		77,096,085

SHORT-TERM INVESTMENTS - 92.5%
INVESTMENT COMPANIES - 63.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (e)	942,057	942,057
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (e)	3,768,226	3,768,226
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (e)(f)	130,381,497	130,381,497
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (e)	31,752,997	31,752,997

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
INVESTMENT COMPANIES - 63.1% (continued)
Limited Purpose Cash Investment Fund, 0.81% (e)	94,941,211	$94,931,717
UBS Select Treasury Preferred Fund, Class I, 0.85% (e)	4,710,282	4,710,282

TOTAL INVESTMENT COMPANIES (Cost $266,495,113)		266,486,776

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 29.4%
U.S. Treasury Bills 0.61%, 7/20/2017 (f)(g)	$28,441,000	28,430,505
0.65%, 8/17/2017 (f)(g)	16,995,000	16,975,796
0.67%, 8/24/2017 (g)	1,129,000	1,127,503
0.67%, 8/31/2017 (g)	3,622,000	3,616,524
0.89%, 9/21/2017 (f)(g)	1,706,000	1,702,310
0.91%, 10/5/2017 (f)(g)	8,477,000	8,454,536
0.95%, 10/19/2017 (f)(g)	14,124,000	14,080,329
0.98%, 11/2/2017 (f)(g)	4,411,000	4,395,411
1.02%, 11/9/2017 (f)(g)	19,024,000	18,952,394
1.03%, 11/16/2017 (f)(g)	18,749,000	18,674,454
1.06%, 11/24/2017 (g)	2,460,000	2,449,572
1.11%, 12/14/2017 (f)(g)	3,120,000	3,104,827
1.13%, 12/21/2017 (g)	1,026,000	1,020,764
1.12%, 12/28/2017 (f)(g)	1,070,000	1,064,068

TOTAL U.S. TREASURY OBLIGATIONS (Cost $124,064,400)		124,048,993

TOTAL SHORT-TERM INVESTMENTS (Cost $390,559,513)		390,535,769

TOTAL LONG POSITIONS (Cost $453,661,776)		467,631,854

	SHARES

SHORT POSITIONS - (14.7)%
COMMON STOCKS - (14.7)%

Austria - (0.1)%
ams AG *	(5,782)	(375,205)

Belgium - (0.3)%
Anheuser-Busch InBev SA/NV	(6,368)	(703,336)
Telenet Group Holding NV *	(6,183)	(389,498)

		(1,092,834)

Denmark - (0.3)%
Chr Hansen Holding A/S	(2,148)	(156,217)
Coloplast A/S, Class B	(5,521)	(461,475)
Novo Nordisk A/S, Class B	(6,064)	(260,554)
Novozymes A/S, Class B	(7,348)	(321,468)
Pandora A/S	(541)	(50,489)
Tryg A/S	(5,747)	(125,681)

		(1,375,884)

Finland - (0.5)%
Fortum OYJ	(23,111)	(362,695)
Nokia OYJ	(316,324)	(1,939,613)

		(2,302,308)

INVESTMENTS	SHARES	VALUE
Germany - (1.8)%
Bayerische Motoren Werke AG	(1,552)	$(144,347)
Beiersdorf AG	(1,912)	(201,107)
Bilfinger SE	(2,744)	(107,705)
Commerzbank AG *	(132,011)	(1,576,335)
Daimler AG (Registered)	(3,715)	(269,444)
Deutsche Bank AG (Registered)	(70,855)	(1,259,787)
E.ON SE	(65,775)	(620,914)
GEA Group AG	(3,965)	(162,807)
HUGO BOSS AG	(4,538)	(318,125)
Merck KGaA	(732)	(88,571)
ProSiebenSat.1 Media SE	(4,640)	(194,646)
RWE AG *	(46,046)	(919,806)
Schaeffler AG (Preference)	(2,016)	(28,923)
Symrise AG	(770)	(54,632)
Telefonica Deutschland Holding AG	(55,484)	(277,475)
thyssenkrupp AG	(13,093)	(373,150)
United Internet AG (Registered)	(6,373)	(350,732)
Volkswagen AG (Preference)	(2,637)	(402,817)
Zalando SE *(b)	(1,742)	(79,656)

		(7,430,979)

Italy - (1.1)%
Azimut Holding SpA	(2,178)	(43,817)
Banco BPM SpA *	(361,540)	(1,214,235)
BPER Banca	(13,352)	(66,876)
Luxottica Group SpA	(4,385)	(255,242)
Mediaset SpA *	(53,433)	(210,511)
Saipem SpA *	(70,634)	(261,571)
UniCredit SpA *	(99,628)	(1,866,158)
Unipol Gruppo Finanziario SpA	(43,224)	(189,650)
Yoox Net-A-Porter Group SpA *	(12,142)	(336,447)

		(4,444,507)

Japan - (7.9)%
Acom Co. Ltd. *	(72,900)	(333,683)
Aeon Co. Ltd.	(33,000)	(501,917)
AEON Financial Service Co. Ltd.	(13,100)	(278,010)
Alps Electric Co. Ltd.	(35,300)	(1,025,406)
Asics Corp.	(30,100)	(559,397)
Bank of Kyoto Ltd. (The)	(60,000)	(568,564)
Benesse Holdings, Inc.	(9,200)	(347,798)
Calbee, Inc.	(18,800)	(739,460)
Casio Computer Co. Ltd.	(18,300)	(282,043)
Chiba Bank Ltd. (The)	(54,000)	(392,981)
Chiyoda Corp.	(9,000)	(53,162)
Chugai Pharmaceutical Co. Ltd.	(11,000)	(412,125)
Chugoku Electric Power Co., Inc. (The)	(36,300)	(400,802)
Concordia Financial Group Ltd.	(11,100)	(56,259)
Credit Saison Co. Ltd.	(2,200)	(43,078)
Daicel Corp.	(3,300)	(41,246)
Daiwa Securities Group, Inc.	(42,000)	(250,098)
Denso Corp.	(9,800)	(415,894)
Dentsu, Inc.	(1,000)	(47,973)
Don Quijote Holdings Co. Ltd.	(4,500)	(170,977)
Eisai Co. Ltd.	(6,900)	(381,760)
Electric Power Development Co. Ltd.	(22,600)	(559,762)
FANUC Corp.	(1,700)	(329,028)
Fast Retailing Co. Ltd.	(1,300)	(434,752)
Hachijuni Bank Ltd. (The)	(42,500)	(270,792)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Japan - (7.9)% (continued)
Hamamatsu Photonics KK	(8,600)	$(265,028)
Hirose Electric Co. Ltd.	(300)	(42,931)
Hitachi Construction Machinery Co. Ltd.	(4,500)	(113,203)
Hokuriku Electric Power Co.	(18,900)	(170,615)
Honda Motor Co. Ltd.	(4,800)	(131,511)
Hoya Corp.	(800)	(41,649)
Ibiden Co. Ltd.	(21,000)	(363,187)
IHI Corp. *	(119,000)	(406,669)
Isetan Mitsukoshi Holdings Ltd.	(8,000)	(80,482)
Iyo Bank Ltd. (The)	(66,300)	(550,730)
Japan Airport Terminal Co. Ltd.	(700)	(26,873)
JFE Holdings, Inc.	(9,000)	(156,704)
JGC Corp.	(12,300)	(200,359)
Kakaku.com, Inc.	(28,800)	(413,998)
Kansai Paint Co. Ltd.	(13,100)	(302,429)
Kawasaki Heavy Industries Ltd.	(109,000)	(324,452)
Keikyu Corp.	(38,000)	(458,293)
Keio Corp.	(14,000)	(117,352)
Keisei Electric Railway Co. Ltd.	(4,000)	(107,054)
Kikkoman Corp.	(19,000)	(607,776)
Kintetsu Group Holdings Co. Ltd.	(29,000)	(111,884)
Kobe Steel Ltd. *	(86,700)	(893,984)
Koito Manufacturing Co. Ltd.	(3,000)	(155,132)
Kubota Corp.	(2,500)	(42,257)
Kyowa Hakko Kirin Co. Ltd.	(3,800)	(70,676)
Kyushu Electric Power Co., Inc.	(28,000)	(340,304)
Kyushu Financial Group, Inc.	(4,200)	(26,613)
Kyushu Railway Co.	(3,800)	(123,250)
LIXIL Group Corp.	(9,200)	(230,599)
Mabuchi Motor Co. Ltd.	(4,600)	(229,921)
Marui Group Co. Ltd.	(7,700)	(113,774)
Mazda Motor Corp.	(10,100)	(141,894)
MINEBEA MITSUMI, Inc.	(8,200)	(132,610)
Mitsubishi Heavy Industries Ltd.	(68,000)	(279,967)
Mitsubishi Logistics Corp.	(14,000)	(186,808)
Mitsubishi Materials Corp.	(6,500)	(197,252)
Mitsubishi Motors Corp.	(154,500)	(1,021,733)
Mitsui OSK Lines Ltd.	(54,000)	(159,457)
Murata Manufacturing Co. Ltd.	(2,800)	(427,465)
Nabtesco Corp.	(1,800)	(52,495)
NGK Insulators Ltd.	(5,200)	(104,250)
NGK Spark Plug Co. Ltd.	(39,800)	(852,536)
Nippon Electric Glass Co. Ltd.	(800)	(29,182)
Nippon Paint Holdings Co. Ltd.	(12,100)	(460,341)
Nippon Steel & Sumitomo Metal Corp.	(3,200)	(72,514)
Nippon Yusen KK *	(275,000)	(514,109)
Nissan Chemical Industries Ltd.	(1,100)	(36,451)
NOK Corp.	(4,200)	(89,165)
Nomura Holdings, Inc.	(15,900)	(95,884)
NTN Corp.	(37,000)	(172,175)
Odakyu Electric Railway Co. Ltd.	(13,400)	(270,824)
Oji Holdings Corp.	(9,000)	(46,597)
Olympus Corp.	(12,100)	(443,325)
Omron Corp.	(2,300)	(100,118)
Ono Pharmaceutical Co. Ltd.	(18,300)	(399,148)
Orient Corp.	(25,600)	(44,718)
Oriental Land Co. Ltd.	(8,300)	(562,533)
Panasonic Corp.	(6,100)	(83,114)
Pigeon Corp.	(15,600)	(567,143)

INVESTMENTS	SHARES	VALUE
Japan - (7.9)% (continued)
Rakuten, Inc.	(30,000)	$(354,027)
Ricoh Co. Ltd.	(47,300)	(419,013)
Rinnai Corp.	(600)	(56,056)
Rohm Co. Ltd.	(1,200)	(92,522)
Ryohin Keikaku Co. Ltd.	(200)	(50,056)
Santen Pharmaceutical Co. Ltd.	(5,600)	(76,066)
Seibu Holdings, Inc.	(15,800)	(292,750)
Seven Bank Ltd.	(145,300)	(520,967)
Shikoku Electric Power Co., Inc.	(37,500)	(442,657)
Shimano, Inc.	(2,300)	(365,191)
Shizuoka Bank Ltd. (The)	(47,000)	(426,259)
SMC Corp.	(600)	(183,415)
Sony Corp.	(16,200)	(617,929)
Sony Financial Holdings, Inc.	(61,500)	(1,051,772)
Stanley Electric Co. Ltd.	(9,200)	(278,805)
Sumitomo Metal Mining Co. Ltd.	(23,000)	(307,420)
Sysmex Corp.	(1,900)	(113,722)
T&D Holdings, Inc.	(28,200)	(431,238)
Taiyo Nippon Sanso Corp.	(41,500)	(468,089)
Takeda Pharmaceutical Co. Ltd.	(400)	(20,308)
Tobu Railway Co. Ltd.	(26,000)	(142,050)
Tokyo Electric Power Co. Holdings, Inc. *	(54,400)	(224,582)
Toyota Industries Corp.	(4,300)	(227,428)
Toyota Motor Corp.	(2,900)	(152,434)
Trend Micro, Inc.	(1,800)	(93,029)
Unicharm Corp.	(900)	(22,658)
USS Co. Ltd.	(4,700)	(93,676)
Yahoo Japan Corp.	(21,200)	(92,161)
Yakult Honsha Co. Ltd.	(10,800)	(736,161)
Yamaha Motor Co. Ltd.	(22,200)	(576,076)
Yamato Holdings Co. Ltd.	(5,100)	(103,609)
Yaskawa Electric Corp.	(28,900)	(615,340)
Yokohama Rubber Co. Ltd. (The)	(3,500)	(70,557)

		(33,378,487)

Luxembourg - (0.3)%
APERAM SA	(1,526)	(70,861)
ArcelorMittal *	(9,993)	(226,672)
Millicom International Cellular SA, SDR	(5,377)	(318,039)
Tenaris SA	(26,965)	(421,025)

		(1,036,597)

Netherlands - (0.6)%
Aegon NV	(57,808)	(295,856)
Altice NV, Class A *	(55,786)	(1,285,275)
Koninklijke KPN NV	(165,062)	(528,292)
Koninklijke Vopak NV	(2,966)	(137,441)
OCI NV *	(6,253)	(137,684)
SBM Offshore NV	(5,390)	(86,341)

		(2,470,889)

Norway - (0.2)%
Norsk Hydro ASA	(26,656)	(147,515)
Schibsted ASA, Class A	(13,907)	(335,894)
Statoil ASA	(11,211)	(185,902)
Telenor ASA	(13,920)	(230,936)

		(900,247)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Portugal - 0.0% (d)
Banco Comercial Portugues SA, Class R *	(463,869)	$(124,826)

Spain - (0.7)%
Abertis Infraestructuras SA	(1,614)	(29,918)
Atresmedia Corp. de Medios de Comunicacion SA	(7,831)	(91,700)
Banco de Sabadell SA	(65,551)	(133,367)
Bankia SA	(64,056)	(309,824)
Cellnex Telecom SA (b)	(44,329)	(916,125)
Enagas SA	(5,396)	(151,435)
Ferrovial SA	(12,697)	(282,041)
Industria de Diseno Textil SA	(7,979)	(306,434)
Melia Hotels International SA	(2,293)	(34,343)
Obrascon Huarte Lain SA	(6,504)	(23,428)
Red Electrica Corp. SA	(4,139)	(86,590)
Telefonica SA	(44,803)	(463,783)

		(2,828,988)

Sweden - (0.4)%
Alfa Laval AB	(3,191)	(65,312)
Getinge AB, Class B	(5,032)	(98,558)
Hennes & Mauritz AB, Class B	(21,002)	(523,622)
Hexagon AB, Class B	(549)	(26,083)
Swedish Orphan Biovitrum AB *	(1,565)	(24,174)
Telefonaktiebolaget LM Ericsson, Class B	(157,234)	(1,130,533)

		(1,868,282)

Switzerland - (0.5)%
Aryzta AG *	(2,249)	(74,173)
Chocoladefabriken Lindt & Spruengli AG	(31)	(179,719)
Cie Financiere Richemont SA (Registered)	(584)	(48,325)
Credit Suisse Group AG (Registered) *	(90,028)	(1,309,997)
OC Oerlikon Corp. AG (Registered) *	(16,524)	(217,466)
Sunrise Communications Group AG *(b)	(1,796)	(141,610)
UBS Group AG (Registered) *	(8,252)	(140,333)
Vifor Pharma AG	(817)	(90,244)

		(2,201,867)

United Kingdom - 0.0% (d)
CNH Industrial NV	(8,208)	(93,085)

United States - 0.0% (d)
QIAGEN NV *	(5,471)	(182,041)

TOTAL COMMON STOCKS (Proceeds $(56,333,041))		(62,107,026)

TOTAL SHORT POSITIONS (Proceeds $(56,333,041))		(62,107,026)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.0% (Cost $397,328,735)		405,524,828

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0% (h)		16,841,703

NET ASSETS - 100.0%		$422,366,531

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(5,905,315)	(1.4)%
Consumer Staples	3,435,593	0.8
Energy	2,422,044	0.6
Financials	(5,175,285)	(1.2)
Health Care	3,799,693	0.9
Industrials	12,009,903	2.7
Information Technology	692,955	0.2
Materials	4,265,761	1.0
Telecommunication Services	(1,473,275)	(0.3)
Utilities	916,985	0.2
Short-Term Investment	390,535,769	92.5

Total Investments In Securities At Value	405,524,828	96.0
Other Assets in Excess of Liabilities (h)	16,841,703	4.0

Net Assets	$422,366,531	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $68,547,902.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $809,774, which represents approximately 0.00% of net assets of the fund.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $17,805, which represents approximately 0.00% of net assets of the fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of 6/30/2017.
(f)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 August Futures	08/2017	TRY	2,796,797	$5,515
BANA	Bovespa Index August Futures	08/2017	BRL	(14,792,136)	(48,071)
MSCS	Bovespa Index August Futures	08/2017	BRL	(4,073,401)	(18,648)
CITI	Corn September Futures^	08/2017	USD	(9,788,271)	244,221
GSIN	Corn September Futures^	08/2017	USD	(1,132,627)	27,727
MACQ	Corn September Futures^	08/2017	USD	(3,289,207)	88,807
BANA	Hang Seng Index July Futures	07/2017	HKD	79,591,848	(35,652)
GSIN	Hang Seng Index July Futures	07/2017	HKD	53,865,781	(17,578)
MSCS	Hang Seng Index July Futures	07/2017	HKD	52,569,539	(15,401)
MSCS	KOSPI Index 200 September Futures	09/2017	KRW	7,394,376,225	101,471
BANA	MSCI Taiwan Stock Index July Futures	07/2017	USD	702,831	(9,291)
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	194,321	(1,671)
GSIN	SGX S&P CNX Nifty Index July Futures	07/2017	USD	38,150	(76)
GSIN	Soybean November Futures^	10/2017	USD	(1,834,930)	(26,832)
SOCG	Soybean November Futures^	10/2017	USD	(992,342)	(10,146)
BANA	Swiss Market Index September Futures	09/2017	CHF	(15,577,721)	(57,202)
BANA	Taiwan Stock Exchange July Futures	07/2017	TWD	42,094,365	31,810
MSCS	Taiwan Stock Exchange July Futures	07/2017	TWD	2,002,735	1,572
BANA	Tel Aviv 25 Index July Futures	07/2017	ILS	(288,706)	565
GSIN	WIG20 Index September Futures	09/2017	PLN	1,343,738	(4,700)

					$256,420

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
72	GSCO	Brent Crude Futures^	07/2017	$3,430,888	$3,511,440	$80,552
6	JPPC	LME Copper Futures^	07/2017	854,512	889,424	34,912
40	JPPC	LME Copper Futures^	08/2017	5,522,083	5,930,310	408,227
94	JPPC	LME Copper Futures^	09/2017	13,323,563	13,959,588	636,025
106	MSCL	Silver Futures^	09/2017	8,746,620	8,812,310	65,690
53	MSCL	WTI Crude Futures^	07/2017	2,457,868	2,440,120	(17,748)
311	JPMS	BIST 30 Futures	08/2017	1,108,828	1,111,298	2,470
84	BARC	CAC40 Index Futures	07/2017	5,063,621	4,908,801	(154,820)
82	BARC	DAX Index Futures	09/2017	29,952,147	28,846,140	(1,106,007)
17	BARC	FTSE 100 Index Futures	09/2017	1,651,742	1,603,609	(48,133)
20	JPMS	FTSE Bursa Malaysia KLCI Index Futures	07/2017	415,921	411,750	(4,171)
3	BARC	Hang Seng Index Futures	07/2017	492,736	491,550	(1,186)
4	BARC	H-SHARES Index Futures	07/2017	263,541	261,161	(2,380)
5	BARC	IBEX 35 Index Futures	07/2017	617,427	594,255	(23,172)
7	BARC	KOSPI Index 200 Futures	09/2017	470,900	478,587	7,687
19	JPMS	MSCI Singapore Index Futures	07/2017	493,951	494,683	732
9	BARC	MSCI Taiwan Stock Index Futures	07/2017	350,888	346,770	(4,118)
17	JPMS	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	2,366,569	2,331,338	(35,231)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
180	BARC	TOPIX Index Futures	09/2017	$ 25,627,436	$ 25,789,731	$ 162,295
15	JPMS	3-Month Euro Euribor Futures	12/2017	4,293,979	4,295,270	1,291
15	JPMS	3-Month Euro Euribor Futures	03/2018	4,292,191	4,293,770	1,579
15	JPMS	3-Month Euro Euribor Futures	06/2018	4,292,832	4,291,843	(989)
134	JPMS	90-Day Sterling Futures	12/2017	21,718,621	21,706,959	(11,662)
134	JPMS	90-Day Sterling Futures	03/2018	21,712,185	21,689,506	(22,679)
134	JPMS	90-Day Sterling Futures	06/2018	21,712,805	21,672,050	(40,755)
72	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2018	55,097,350	55,077,090	(20,260)
42	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	32,138,517	32,143,290	4,773
113	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	86,451,457	86,474,387	22,930
113	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2018	86,443,939	86,459,528	15,589
419	JPMS	Australia 3-Year Bond Futures	09/2017	36,163,514	35,957,081	(206,433)
15	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2018	2,852,786	2,848,358	(4,428)
15	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	2,859,256	2,852,840	(6,416)
15	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2018	2,857,638	2,850,382	(7,256)
66	GSCO	Euro-Bobl Futures	09/2017	10,022,419	9,927,796	(94,623)
61	GSCO	Euro-SCHATZ Futures	09/2017	7,793,477	7,792,718	(759)
204	GSCO	Long Gilt Futures	09/2017	33,772,127	33,363,922	(408,205)
266	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	33,489,610	33,391,312	(98,298)
27	MSCL	U.S. Treasury 5-Year Note Futures	09/2017	3,186,529	3,181,571	(4,958)

				574,362,473	573,482,538	(879,935)

Short Contracts:
64	MSCL	Corn Futures^	09/2017	$(1,250,266)	$(1,219,200)	$31,066
49	MSCL	Gold 100 OZ Futures^	08/2017	(6,112,306)	(6,087,270)	25,036
6	JPPC	LME Copper Futures^	07/2017	(855,323)	(889,425)	(34,102)
40	JPPC	LME Copper Futures^	08/2017	(5,510,382)	(5,930,310)	(419,928)
185	MSCL	Natural Gas Futures^	07/2017	(5,604,421)	(5,614,750)	(10,329)
92	MSCL	Soybean Futures^	11/2017	(4,318,716)	(4,391,850)	(73,134)
91	BARC	Amsterdam Index Futures	07/2017	(10,870,486)	(10,528,682)	341,804
65	BARC	Euro Stoxx 50 Index Futures	09/2017	(2,632,336)	(2,547,166)	85,170
72	BARC	FTSE/JSE Top 40 Index Futures	09/2017	(2,524,178)	(2,514,125)	10,053
77	BARC	FTSE/MIB Index Futures	09/2017	(9,244,517)	(9,013,979)	230,538
603	BARC	OMXS30 Index Futures	07/2017	(11,790,379)	(11,471,724)	318,655
244	JPMS	S&P 500 E-Mini Futures	09/2017	(29,617,512)	(29,534,980)	82,532
71	JPMS	SET50 Index Futures	09/2017	(415,937)	(414,755)	1,182
114	JPMS	SPI 200 Index Futures	09/2017	(12,533,362)	(12,374,190)	159,172
56	GSCO	10-Year Japanese Government Bond Futures	09/2017	(74,934,146)	(74,738,030)	196,116
195	JPMS	90-Day EURODollar Futures	12/2017	(47,998,023)	(48,030,938)	(32,915)
195	JPMS	90-Day EURODollar Futures	03/2018	(47,922,874)	(47,989,500)	(66,626)
195	JPMS	90-Day EURODollar Futures	06/2018	(47,986,123)	(47,952,937)	33,186
271	JPMS	Australia 10-Year Bond Futures	09/2017	(27,317,216)	(26,923,589)	393,627
76	GSCO	Euro-Bund Futures	09/2017	(14,227,413)	(14,050,866)	176,547
57	GSCO	Euro-Buxl 30-Year Bond Futures	09/2017	(10,847,274)	(10,645,569)	201,705
43	MSCL	U.S. Treasury 2-Year Note Futures	09/2017	(9,306,127)	(9,292,704)	13,423

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
115	MSCL	U.S. Treasury Long Bond Futures	09/2017	$ (17,521,425)	$ (17,674,062)	$ (152,637)

				(401,340,742)	(399,830,601)	1,510,141

				$173,021,731	$173,651,937	$630,206

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	21,163,600	$15,829,437	$16,250,259	$420,822
Australian Dollar, Expiring 09/20/17	JPMC	AUD	31,745,400	23,744,185	24,375,385	631,200
Brazilian Real, Expiring 09/20/17*	CITI	BRL	6,360,000	1,903,743	1,889,398	(14,345)
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	9,540,000	2,855,618	2,834,097	(21,521)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	12,637,600	9,408,210	9,757,379	349,169
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	18,956,400	14,112,333	14,636,068	523,735
Swiss Franc, Expiring 09/20/17	CITI	CHF	862,800	893,929	904,310	10,381
Swiss Franc, Expiring 09/20/17	JPMC	CHF	1,294,200	1,340,898	1,356,466	15,568
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	2,684,600	391,753	393,657	1,904
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	3,821,400	557,514	560,353	2,839
Euro, Expiring 09/20/17	CITI	EUR	8,746,400	9,871,245	10,031,029	159,784
Euro, Expiring 09/20/17	JPMC	EUR	13,119,600	14,806,885	15,046,542	239,657
British Pound, Expiring 09/20/17	CITI	GBP	2,953,600	3,751,403	3,856,223	104,820
British Pound, Expiring 09/20/17	JPMC	GBP	4,430,400	5,627,111	5,784,335	157,224
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	8,820,200	1,134,969	1,132,154	(2,815)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	12,733,800	1,638,647	1,634,500	(4,147)
Hungarian Forint, Expiring 09/20/17	CITI	HUF	56,000,000	206,404	207,775	1,371
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	84,000,000	309,602	311,665	2,063
Indian Rupee, Expiring 09/20/17*	CITI	INR	47,720,000	732,251	731,970	(281)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	71,580,000	$ 1,098,376	$ 1,097,955	$ (421)
Japanese Yen, Expiring 09/20/17	CITI	JPY	805,336,800	7,311,376	7,184,678	(126,698)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	1,208,005,200	10,967,077	10,777,017	(190,060)
Korean Won, Expiring 09/20/17*	CITI	KRW	181,616,000	160,198	158,767	(1,431)
Korean Won, Expiring 09/20/17*	JPMC	KRW	272,424,000	240,298	238,150	(2,148)
Mexican Peso, Expiring 09/20/17	CITI	MXN	83,844,000	4,493,064	4,563,058	69,994
Mexican Peso, Expiring 09/20/17	JPMC	MXN	125,766,000	6,739,611	6,844,591	104,980
Norwegian Krone, Expiring 09/20/17	CITI	NOK	4,864,800	583,489	583,595	106
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	7,297,200	875,234	875,392	158
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	2,620,400	1,878,298	1,917,464	39,166
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	3,930,600	2,817,450	2,876,196	58,746
Poland Zloty, Expiring 09/20/17	CITI	PLN	3,840,000	1,027,949	1,035,894	7,945
Poland Zloty, Expiring 09/20/17	JPMC	PLN	5,760,000	1,541,919	1,553,843	11,924
Swedish Krona, Expiring 09/20/17	CITI	SEK	1,600	186	191	5
Swedish Krona, Expiring 09/20/17	JPMC	SEK	2,400	279	286	7
Turkish Lira, Expiring 09/20/17	CITI	TRY	11,272,000	3,088,311	3,132,965	44,654
Turkish Lira, Expiring 09/20/17	JPMC	TRY	16,608,000	4,549,502	4,616,065	66,563
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	4,800,000	160,375	157,898	(2,477)
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	7,200,000	240,563	236,847	(3,716)
South African Rand, Expiring 09/20/17	CITI	ZAR	28,800,000	2,183,728	2,172,544	(11,184)
South African Rand, Expiring 09/20/17	JPMC	ZAR	43,200,000	3,275,588	3,258,816	(16,772)

				162,349,008	164,975,777	2,626,769

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(3,520,000)	$(1,047,072)	$(1,045,704)	$1,368
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(5,280,000)	(1,570,607)	(1,568,558)	2,049
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(1,226,000)	(912,521)	(946,584)	(34,063)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(1,839,000)	(1,368,780)	(1,419,876)	(51,096)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(22,725,600)	$ (23,598,278)	$ (23,818,965)	$ (220,687)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(34,088,400)	(35,397,371)	(35,728,448)	(331,077)
Chinese Renminbi, Expiring 09/20/17*	CITI	CNY	(3,503,800)	(505,500)	(513,781)	(8,281)
Chinese Renminbi, Expiring 09/20/17*	JPMC	CNY	(4,819,200)	(694,440)	(706,665)	(12,225)
Danish Krone, Expiring 09/20/17	CITI	DKK	(3,321,200)	(500,572)	(512,393)	(11,821)
Danish Krone, Expiring 09/20/17	JPMC	DKK	(4,981,800)	(750,855)	(768,589)	(17,734)
Euro, Expiring 09/20/17	CITI	EUR	(1,762,400)	(1,977,426)	(2,021,253)	(43,827)
Euro, Expiring 09/20/17	JPMC	EUR	(1,215,600)	(1,368,084)	(1,394,141)	(26,057)
British Pound, Expiring 09/20/17	CITI	GBP	(5,909,200)	(7,675,908)	(7,715,058)	(39,150)
British Pound, Expiring 09/20/17	JPMC	GBP	(8,863,800)	(11,513,846)	(11,572,587)	(58,741)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(8,065,000)	(1,037,450)	(1,035,217)	2,233
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(11,853,000)	(1,524,788)	(1,521,440)	3,348
Hungarian Forint, Expiring 09/20/17	CITI	HUF	(44,000,000)	(161,286)	(163,252)	(1,966)
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	(66,000,000)	(241,928)	(244,879)	(2,951)
Israeli Shekel, Expiring 09/20/17	CITI	ILS	(7,636,000)	(2,152,577)	(2,195,824)	(43,247)
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	(11,454,000)	(3,228,861)	(3,293,736)	(64,875)
Japanese Yen, Expiring 09/20/17	CITI	JPY	(824,671,600)	(7,430,884)	(7,357,171)	73,713
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(1,237,007,400)	(11,146,316)	(11,035,755)	110,561
Korean Won, Expiring 09/20/17*	CITI	KRW	(6,796,424,000)	(6,063,413)	(5,941,360)	122,053
Korean Won, Expiring 09/20/17*	JPMC	KRW	(10,194,636,000)	(9,095,108)	(8,912,037)	183,071
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(33,477,600)	(3,975,284)	(4,016,066)	(40,782)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(50,216,400)	(5,962,920)	(6,024,098)	(61,178)
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	(582,000)	(406,933)	(425,875)	(18,942)
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	(873,000)	(610,399)	(638,813)	(28,414)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(53,794,000)	(6,218,224)	(6,413,772)	(195,548)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(80,691,000)	(9,327,267)	(9,620,654)	(293,387)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(7,068,400)	(5,112,512)	(5,140,429)	(27,917)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(10,602,600)	(7,668,760)	(7,710,644)	(41,884)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	(21,600,000)	$ (719,875)	$ (710,543)	$ 9,332
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	(32,400,000)	(1,079,812)	(1,065,811)	14,001
South African Rand, Expiring 09/20/17	CITI	ZAR	(3,800,000)	(290,966)	(286,654)	4,312
South African Rand, Expiring 09/20/17	JPMC	ZAR	(4,200,000)	(319,232)	(316,830)	2,402

				(172,656,055)	(173,803,462)	(1,147,407)

				$(10,307,047)	$(8,827,685)	$1,479,362

*	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps* Outstanding at June 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or SONIA plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-57 months maturity 07/05/2017	$427,734

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	14,935	$229,447	$(632)

Germany
TUI AG	4,926	73,142	(1,332)

Ireland
Paddy Power Betfair plc	128	14,566	(919)

Isle of Man
Paysafe Group plc	28,503	169,470	20,229

South Africa
Investec plc	21,731	169,052	(6,678)
Mondi plc	10,783	272,128	10,622

			3,944

Switzerland
Coca-Cola HBC AG	10,970	287,506	35,111
IWG plc	7,086	27,432	2,441

			37,552

United Kingdom
Aggreko plc	2,118	25,308	65
Amec Foster Wheeler plc	4,790	31,145	(1,967)
Anglo American plc	9,327	124,429	177
Ashtead Group plc	40,208	865,496	(33,487)
Babcock International Group plc	12,808	153,965	(7,089)
Barratt Developments plc	115,595	819,067	29,894
Bellway plc	17,158	630,865	34,951
Berkeley Group Holdings plc	11,573	474,652	11,988
Britvic plc	3,873	32,585	2,323

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Bunzl plc	836	$25,326	$(403)
Close Brothers Group plc	13,559	278,853	(12,151)
Compass Group plc	9,495	194,787	5,630
Daily Mail & General Trust plc	4,266	40,618	(3,546)
DCC plc	3,834	356,209	(7,051)
Dixons Carphone plc	27,441	107,854	(6,413)
DS Smith plc	14,847	86,013	5,620
GKN plc	57,800	279,909	(34,399)
Greene King plc	21,534	194,274	(5,285)
Howden Joinery Group plc	19,833	109,838	(4,628)
Inchcape plc	10,136	106,133	(6,497)
Indivior plc	115,244	499,333	(30,068)
Intermediate Capital Group plc	49,859	468,208	72,482
J Sainsbury plc	50,702	177,750	(11,444)
Johnson Matthey plc	2,991	117,144	(5,201)
Jupiter Fund Management plc	3,885	21,384	4,168
Kingfisher plc	35,231	158,013	(20,016)
Micro Focus International plc	20,954	609,617	9,976
Persimmon plc	29,013	797,334	50,034
Playtech plc	22,452	267,300	10,821
Provident Financial plc	1,070	40,800	(6,863)
Reckitt Benckiser Group plc	2,129	205,187	10,637
Rentokil Initial plc	62,343	201,371	20,481
Rightmove plc	763	39,453	2,766
Royal Mail plc	86,801	468,098	8,064
Sage Group plc (The)	10,043	83,780	6,215
Sky plc	24,743	318,622	1,828
Taylor Wimpey plc	307,321	778,537	(72,790)
Weir Group plc (The)	6,413	150,084	(5,344)
WH Smith plc	4,196	95,699	(2,038)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
William Hill plc	70,183	$256,200	$(23,602)
Wm Morrison Supermarkets plc	228,839	710,040	8,707
WPP plc	16,038	352,613	(14,906)

			(18,361)

Total of Long Equity Positions			40,481

Short Positions

Common Stocks
Chile
Antofagasta plc	(56,661)	(627,959)	36,816

Jordan
Hikma Pharmaceuticals plc	(7,883)	(212,478)	61,507

Netherlands
Royal Dutch Shell plc	(13,357)	(363,089)	8,211

Switzerland
Glencore plc	(136,192)	(560,888)	50,545

United Kingdom
AA plc	(44,815)	(148,810)	15,647
Associated British Foods plc	(11,943)	(408,561)	(48,465)
AstraZeneca plc	(6,275)	(400,289)	(20,033)
Aviva plc	(74,149)	(517,202)	8,586
Balfour Beatty plc	(10,289)	(35,625)	(672)
BP plc	(85,526)	(513,707)	20,036
BTG plc	(17,804)	(135,407)	(26,400)
Burberry Group plc	(9,423)	(218,835)	14,934
Capita plc	(81,329)	(617,407)	(115,490)
Centrica plc	(67,502)	(181,674)	5,680
Cobham plc	(140,981)	(239,552)	1,469
Croda International plc	(621)	(29,332)	(2,117)
Diageo plc	(18,660)	(563,566)	12,130
easyJet plc	(11,341)	(201,874)	967
Experian plc	(16,503)	(352,873)	14,185
G4S plc	(23,708)	(92,999)	(7,830)
Halma plc	(2,556)	(32,797)	(3,832)
Hargreaves Lansdown plc	(17,155)	(294,516)	3,613
Hays plc	(16,358)	(34,621)	(747)
IMI plc	(6,892)	(114,441)	7,097
Imperial Brands plc	(1,070)	(53,005)	4,922
Inmarsat plc	(41,617)	(431,045)	13,662
International Consolidated Airlines Group SA	(51,445)	(392,412)	(16,565)
Intertek Group plc	(4,409)	(224,594)	(17,615)
ITV plc	(65,786)	(178,234)	22,514
Just Eat plc	(47,045)	(361,836)	(39,730)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Man Group plc	(37,035)	$(71,185)	$(3,547)
Merlin Entertainments plc	(4,808)	(30,321)	224
NEX Group plc	(8,056)	(62,034)	(3,522)
Next plc	(1,832)	(98,725)	6,714
Old Mutual plc	(14,064)	(38,513)	3,031
Pearson plc	(24,941)	(220,318)	(4,249)
Pennon Group plc	(25,319)	(292,950)	20,850
Petrofac Ltd.	(63,869)	(552,574)	185,329
Prudential plc	(10,552)	(240,001)	(2,208)
Rio Tinto plc	(6,550)	(293,256)	15,851
Rolls-Royce Holdings plc (c)	(2,591,500)	(30)	(3,345)
Rolls-Royce Holdings plc (LSE)	(22,233)	(220,775)	(37,097)
Rotork plc	(26,217)	(88,173)	7,799
Royal Bank of Scotland Group plc	(180,016)	(583,781)	2,924
RSA Insurance Group plc	(36,804)	(282,511)	(12,724)
Serco Group plc	(346,056)	(526,729)	8,863
Severn Trent plc	(2,744)	(84,767)	6,759
Smith & Nephew plc	(1,327)	(21,475)	(1,440)
Spectris plc	(1,141)	(37,521)	9
Spirax-Sarco Engineering plc	(481)	(30,237)	(3,309)
St James’s Place plc	(1,856)	(25,945)	(2,663)
Standard Life plc	(23,144)	(108,692)	(11,657)
Tesco plc	(267,365)	(651,981)	63,342
Thomas Cook Group plc	(39,721)	(46,091)	(446)
UBM plc	(2,941)	(29,015)	2,585
United Utilities Group plc	(2,027)	(26,300)	3,388
Vodafone Group plc	(25,389)	(69,878)	(2,226)
Worldpay Group plc	(29,258)	(110,480)	(9,490)

			75,691

United States
Shire plc	(411)	(25,705)	3,043

Total of Short Equity Positions			235,813

Total of Long and Short Equity Positions			276,294

Net Cash and Other Receivables/ (Payables) (b)			151,440

Swaps, at Value			$427,734

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	54-57 months maturity 11/22/2021	$534,125

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Thomson Reuters Corp.	3,084	$134,031	$8,728

Panama
Copa Holdings SA	3,083	350,588	10,123

United States
3M Co.	2,418	465,126	38,277
Aaron’s, Inc.	8,034	241,582	70,940
AbbVie, Inc.	1,806	118,636	12,317
Accenture plc	3,298	412,976	(5,079)
ACI Worldwide, Inc.	1,237	28,179	(507)
Activision Blizzard, Inc.	5,956	292,618	50,269
Adtalem Global Education, Inc.	4,990	177,896	11,474
AdvanSix, Inc.	2,628	71,904	10,195
Aetna, Inc.	13,437	1,770,997	269,143
Aflac, Inc.	20,643	1,497,237	106,311
AGCO Corp.	6,394	389,714	41,177
Air Lease Corp.	6,139	240,035	(10,682)
Air Products & Chemicals, Inc.	770	107,438	2,718
Alaska Air Group, Inc.	11,530	1,076,441	(41,508)
Alleghany Corp.	54	34,056	(1,937)
Allstate Corp. (The)	19,371	1,604,887	108,284
Alphabet, Inc.	241	210,241	13,812
AMC Networks, Inc.	1,190	69,270	(5,712)
Amdocs Ltd.	10,522	650,575	27,673
AMERCO	1,240	462,220	(8,305)
Ameren Corp.	28,392	1,562,980	(10,789)
American Electric Power Co., Inc.	12,220	812,263	36,660
American Financial Group, Inc.	6,385	612,106	22,372

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ameriprise Financial, Inc.	5,109	$667,737	$(17,412)
Amgen, Inc.	4,200	706,738	16,628
AmTrust Financial Services, Inc.	1,711	30,079	(4,175)
Analog Devices, Inc.	893	74,351	(4,876)
Anthem, Inc.	12,957	2,175,497	262,104
AO Smith Corp.	11,074	577,731	46,068
Apple, Inc.	4,481	641,999	3,354
Applied Materials, Inc.	25,950	1,019,316	52,678
Aramark	1,097	41,148	3,807
Arch Capital Group Ltd.	2,493	238,331	(5,759)
Archer-Daniels-Midland Co.	7,802	348,905	(26,059)
Arrow Electronics, Inc.	14,134	1,060,860	47,528
Aspen Insurance Holdings Ltd.	8,480	462,160	(39,432)
Associated Banc-Corp.	2,697	67,695	270
Assurant, Inc.	3,415	337,983	16,119
Assured Guaranty Ltd.	28,239	1,100,012	78,684
AT&T, Inc.	7,800	332,358	(38,064)
Atmos Energy Corp.	4,546	363,362	13,729
Avery Dennison Corp.	7,414	596,011	59,164
Avnet, Inc.	13,067	585,157	(77,112)
Axis Capital Holdings Ltd.	8,119	554,284	(29,310)
Bank of America Corp.	5,127	127,457	(3,076)
Bank of Hawaii Corp.	1,631	134,815	509
Bank of New York Mellon Corp. (The)	11,563	553,983	35,961
Baxter International, Inc.	14,382	742,543	128,144
BB&T Corp.	19,547	909,218	(21,589)
Becton Dickinson and Co.	1,537	282,485	17,399
Bed Bath & Beyond, Inc.	8,045	308,501	(63,933)
Bemis Co., Inc.	10,465	515,087	(31,081)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Best Buy Co., Inc.	18,409	$842,028	$213,360
Big Lots, Inc.	7,566	378,426	(12,988)
Biogen, Inc.	3,880	1,067,953	(15,076)
Bio-Rad Laboratories, Inc.	1,370	270,315	39,730
Bioverativ, Inc.	4,268	246,219	10,586
BlackRock, Inc.	769	294,412	30,422
Boeing Co. (The)	5,164	930,036	91,145
BOK Financial Corp.	4,848	387,455	20,407
Booz Allen Hamilton Holding Corp.	8,543	321,388	(43,398)
Boston Beer Co., Inc. (The)	207	30,926	(3,571)
Brinker International, Inc.	5,989	259,683	(31,502)
Broadcom Ltd.	101	22,339	1,199
Broadridge Financial Solutions, Inc.	4,305	298,250	27,035
Bruker Corp.	2,706	63,023	15,018
Brunswick Corp.	3,955	241,136	6,961
Burlington Stores, Inc.	2,742	261,532	(9,295)
CA, Inc.	22,293	722,962	45,478
Cabot Corp.	9,337	561,807	(62,931)
Cadence Design Systems, Inc.	13,487	429,696	21,984
Capital One Financial Corp.	4,705	415,122	(26,395)
Cardinal Health, Inc.	1,924	159,904	(9,986)
Carlisle Cos., Inc.	1,153	125,008	(15,012)
Carnival Corp.	1,007	58,043	7,986
Cars.com, Inc.	4,798	134,859	(7,089)
Casey’s General Stores, Inc.	2,277	254,819	(10,930)
CDK Global, Inc.	6,043	392,483	(17,455)
CDW Corp.	6,472	385,825	18,870
Celanese Corp.	5,431	499,326	16,293
Celgene Corp.	1,607	202,112	6,589
Centene Corp.	5,742	382,277	76,394
Charles River Laboratories International, Inc.	4,849	436,410	54,066
Cheesecake Factory, Inc. (The)	10,717	650,398	(111,333)
Chemours Co. (The)	4,435	174,336	(6,160)
Chipotle Mexican Grill, Inc.	403	169,603	(1,914)
Chubb Ltd.	5,185	716,049	37,747
Church & Dwight Co., Inc.	4,890	244,989	8,704
Cigna Corp.	769	115,598	13,125
Cinemark Holdings, Inc.	5,693	252,997	(31,824)
Cintas Corp.	7,628	955,149	6,284
Cirrus Logic, Inc.	18,775	1,141,092	36,476
Cisco Systems, Inc.	25,166	861,432	(73,736)
Citizens Financial Group, Inc.	694	25,414	(652)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Citrix Systems, Inc.	3,758	$310,862	$(11,800)
CME Group, Inc.	3,932	489,888	2,556
CMS Energy Corp.	14,767	660,233	22,741
Comcast Corp.	18,136	679,375	26,479
Commerce Bancshares, Inc.	12,451	721,462	(13,871)
Commercial Metals Co.	26,036	496,246	9,633
Conagra Brands, Inc.	1,904	78,864	(10,777)
ConocoPhillips	713	32,577	(1,233)
Consolidated Edison, Inc.	26,032	1,996,134	107,772
Constellation Brands, Inc.	3,292	532,481	105,278
Convergys Corp.	25,899	547,764	68,114
Cooper Cos., Inc. (The)	165	32,198	7,306
CoreLogic, Inc.	3,195	127,800	10,799
Corning, Inc.	32,105	874,540	90,215
Costco Wholesale Corp.	2,307	370,419	(1,461)
Cracker Barrel Old Country Store, Inc.	3,961	641,703	20,774
Crane Co.	5,345	400,488	23,798
Credit Acceptance Corp.	109	23,930	4,098
Cullen/Frost Bankers, Inc.	1,207	104,110	9,239
Cummins, Inc.	5,799	896,003	44,710
Curtiss-Wright Corp.	2,582	247,278	(10,302)
Danaher Corp.	4,603	398,942	(10,495)
Darden Restaurants, Inc.	9,851	782,934	107,990
Dean Foods Co.	14,090	272,078	(32,548)
Deere & Co.	217	24,611	2,208
Delta Air Lines, Inc.	6,466	300,734	46,749
Deluxe Corp.	10,231	759,574	(51,384)
Devon Energy Corp.	18,235	642,532	(59,559)
Dillard’s, Inc.	515	26,857	2,853
Discover Financial Services	8,779	617,251	(71,285)
Dow Chemical Co. (The)	10,373	664,183	(9,958)
DR Horton, Inc.	22,482	756,744	20,459
Dr Pepper Snapple Group, Inc.	6,207	593,327	(27,807)
Dril-Quip, Inc.	6,847	364,945	(30,812)
DST Systems, Inc.	4,794	282,343	13,447
DTE Energy Co.	11,875	1,198,188	58,069
DXC Technology Co.	4,504	300,092	45,455
Eastman Chemical Co.	4,789	379,145	23,083
Eaton Corp. plc	6,864	502,788	31,437
eBay, Inc.	66,971	2,265,248	73,379
Edison International	9,054	720,698	(12,766)
Electronic Arts, Inc.	9,827	880,401	158,510
EMCOR Group, Inc.	3,004	191,024	5,377
Emerson Electric Co.	1,725	104,535	(1,691)
Energen Corp.	2,009	97,270	1,914
EnerSys	1,138	87,147	(4,699)
Ensco plc	22,765	141,690	(24,223)
Entergy Corp.	8,438	636,310	11,476
Equifax, Inc.	2,675	364,121	3,477

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Euronet Worldwide, Inc.	1,409	$117,637	$5,467
Everest Re Group Ltd.	4,306	1,020,129	76,135
Exelon Corp.	36,963	1,331,038	2,218
Express Scripts Holding Co.	10,515	655,809	15,468
Fair Isaac Corp.	2,794	366,567	22,944
Federated Investors, Inc.	3,535	91,804	8,060
FedEx Corp.	2,167	421,677	49,278
Fidelity National Information Services, Inc.	2,174	177,898	7,761
Fifth Third Bancorp	20,828	548,818	(8,123)
First American Financial Corp.	7,792	301,239	46,986
Fiserv, Inc.	3,514	413,914	15,989
Flex Ltd.	39,015	655,452	(19,117)
FNF Group	1,675	64,622	10,469
Foot Locker, Inc.	4,323	330,203	(117,166)
Fortune Brands Home & Security, Inc.	375	22,890	1,575
Franklin Resources, Inc.	3,687	155,318	9,823
FTI Consulting, Inc.	2,011	81,586	(11,282)
Fulton Financial Corp.	11,306	212,553	2,261
GameStop Corp.	3,647	89,862	(11,050)
GATX Corp.	6,222	371,609	28,279
General Dynamics Corp.	3,491	674,706	16,862
General Motors Co.	27,993	1,016,986	(39,190)
Genpact Ltd.	15,653	382,716	52,907
Gilead Sciences, Inc.	16,992	1,166,267	36,427
Goodyear Tire & Rubber Co. (The)	13,940	510,762	(23,419)
Graham Holdings Co.	539	318,393	4,818
Great Plains Energy, Inc.	9,410	271,949	3,576
Hancock Holding Co.	3,559	161,382	13,009
Hanover Insurance Group, Inc. (The)	5,968	543,506	(14,562)
Harris Corp.	1,924	216,084	(6,215)
Hawaiian Electric Industries, Inc.	8,565	285,730	(8,395)
HCA Healthcare, Inc.	9,509	799,566	29,619
HD Supply Holdings, Inc.	10,137	420,148	(109,651)
Herc Holdings, Inc.	708	34,189	(6,351)
Herman Miller, Inc.	13,984	421,618	3,496
Hewlett Packard Enterprise Co.	75,959	1,300,312	(40,152)
Hill-Rom Holdings, Inc.	564	39,519	5,381
Hilton Worldwide Holdings, Inc.	611	35,495	2,296
Home Depot, Inc. (The)	839	125,514	3,188
Honeywell International, Inc.	6,749	858,203	41,371
Hormel Foods Corp.	3,944	137,724	(3,195)
HP, Inc.	53,730	943,499	(4,298)
Hubbell, Inc.	735	88,531	(5,351)
Humana, Inc.	3,425	793,825	30,299

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Huntington Ingalls Industries, Inc.	10,524	$2,230,273	$(271,125)
Huntsman Corp.	11,841	270,922	35,049
IDACORP, Inc.	4,445	365,868	13,513
Illinois Tool Works, Inc.	731	99,051	5,665
Ingersoll-Rand plc	15,389	1,246,355	160,046
Ingredion, Inc.	9,477	1,137,240	(7,487)
Intel Corp.	35,833	1,262,935	(53,929)
Intercontinental Exchange, Inc.	3,107	190,770	14,044
InterDigital, Inc.	5,979	510,906	(48,729)
International Business Machines Corp.	3,288	577,156	(71,363)
International Game Technology plc	20,591	508,598	(131,782)
International Paper Co.	6,760	347,194	35,490
Interpublic Group of Cos., Inc. (The)	17,262	424,300	345
ITT, Inc.	10,758	440,648	(8,391)
j2 Global, Inc.	2,158	185,351	(1,726)
Jabil, Inc.	19,769	569,347	7,710
Jack Henry & Associates, Inc.	3,465	329,522	30,388
Jacobs Engineering Group, Inc.	7,198	399,201	(7,702)
JetBlue Airways Corp.	37,082	787,188	59,394
JM Smucker Co. (The)	4,711	652,709	(95,256)
John Wiley & Sons, Inc.	4,100	221,195	(4,920)
Johnson & Johnson	9,377	1,200,819	39,665
JPMorgan Chase & Co.	17,034	1,544,643	12,264
Juniper Networks, Inc.	21,662	634,324	(30,387)
KB Home	25,135	489,378	113,107
KLA-Tencor Corp.	1,958	185,403	(6,226)
Kroger Co. (The)	2,299	67,935	(14,323)
L3 Technologies, Inc.	5,844	990,324	(13,909)
Lam Research Corp.	4,742	599,768	70,893
Lancaster Colony Corp.	1,648	219,497	(17,419)
Laredo Petroleum, Inc.	7,380	72,333	5,305
Lear Corp.	10,366	1,503,174	(30,372)
Leggett & Platt, Inc.	1,507	76,224	2,939
Leidos Holdings, Inc.	3,525	190,174	(7,967)
Lennar Corp.	2,271	119,436	1,654
Lennox International, Inc.	780	134,183	9,056
LifePoint Health, Inc.	561	37,565	106
Lincoln National Corp.	10,734	710,781	14,623
Littelfuse, Inc.	258	40,856	1,714
Lockheed Martin Corp.	949	258,109	5,343
LSC Communications, Inc.	566	13,346	(1,234)
LyondellBasell Industries NV	20,876	1,812,091	(50,365)
M&T Bank Corp.	3,831	607,965	12,465
ManpowerGroup, Inc.	5,428	562,395	43,641
Marathon Petroleum Corp.	1,340	68,059	2,064

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
MarketAxess Holdings, Inc.	1,964	$373,258	$21,702
Marriott International, Inc.	1,032	91,157	12,363
McCormick & Co., Inc. (Non-Voting)	351	35,802	(1,576)
McKesson Corp.	581	85,762	9,836
Merck & Co., Inc.	9,341	597,341	1,324
Meredith Corp.	7,076	442,793	(22,125)
Micron Technology, Inc.	44,780	1,202,658	134,473
Microsoft Corp.	6,037	391,620	24,510
Minerals Technologies, Inc.	3,219	242,874	(7,243)
Mohawk Industries, Inc.	556	127,991	6,388
Molina Healthcare, Inc.	3,850	176,561	89,782
Molson Coors Brewing Co.	6,213	611,235	(74,805)
Morgan Stanley	2,208	99,404	(1,016)
MSA Safety, Inc.	480	33,378	5,584
MSC Industrial Direct Co., Inc.	5,091	519,486	(81,863)
MSCI, Inc.	3,728	362,846	21,100
Murphy Oil Corp.	12,334	329,060	(12,939)
Murphy USA, Inc.	8,755	613,880	34,953
Nasdaq, Inc.	12,333	874,163	7,523
Navient Corp.	7,077	106,084	11,748
NCR Corp.	6,492	286,088	(20,954)
NeuStar, Inc.	18,021	594,718	6,283
NewMarket Corp.	62	28,108	441
NextEra Energy, Inc.	181	23,572	1,792
NiSource, Inc.	1,177	27,660	2,189
Norfolk Southern Corp.	5,485	629,184	38,340
Northrop Grumman Corp.	6,491	1,585,427	80,878
Nu Skin Enterprises, Inc.	6,500	340,990	67,470
NVR, Inc.	382	801,991	118,862
Oceaneering International, Inc.	2,448	63,454	(7,542)
Old Dominion Freight Line, Inc.	343	29,961	2,706
Old Republic International Corp.	24,889	502,011	(15,929)
Omnicom Group, Inc.	6,526	554,318	(13,313)
ON Semiconductor Corp.	16,613	249,445	(16,198)
ONE Gas, Inc.	8,614	571,430	29,914
Oracle Corp.	6,835	312,086	30,621
Orbital ATK, Inc.	3,672	374,948	(13,770)
Oshkosh Corp.	16,453	1,153,606	(20,324)
Owens Corning	22,989	1,425,778	112,646
PACCAR, Inc.	4,708	327,300	(16,384)
Packaging Corp. of America	2,009	185,551	38,231
PAREXEL International Corp.	3,558	224,617	84,609
Parker-Hannifin Corp.	4,752	754,777	4,688

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Penske Automotive Group, Inc.	2,368	$116,245	$(12,266)
People’s United Financial, Inc.	14,514	273,153	(16,836)
Pfizer, Inc.	15,640	536,765	(11,417)
PG&E Corp.	11,977	797,548	(2,635)
Pilgrim’s Pride Corp.	31,858	694,186	4,142
Pinnacle Foods, Inc.	5,941	350,281	2,614
Pinnacle West Capital Corp.	19,704	1,639,964	38,029
PNC Financial Services Group, Inc. (The)	9,338	1,161,180	4,856
PNM Resources, Inc.	4,302	160,465	4,087
Popular, Inc.	17,719	722,404	16,656
Primerica, Inc.	1,406	115,714	(9,209)
Principal Financial Group, Inc.	1,101	68,745	1,796
Procter & Gamble Co. (The)	7,333	667,303	(28,232)
Progressive Corp. (The)	4,888	197,035	18,477
Prosperity Bancshares, Inc.	1,180	80,743	(4,940)
Prudential Financial, Inc.	5,859	644,021	(10,429)
Public Service Enterprise Group, Inc.	25,816	1,154,750	(44,404)
PulteGroup, Inc.	8,633	204,775	6,993
Qorvo, Inc.	5,412	370,867	(28,179)
Quanta Services, Inc.	5,892	216,989	(23,025)
Quest Diagnostics, Inc.	4,091	405,254	49,501
Raymond James Financial, Inc.	4,232	326,930	12,561
Raytheon Co.	10,580	1,660,743	47,716
Regal Beloit Corp.	402	32,310	473
Regions Financial Corp.	51,075	756,827	(9,089)
Reinsurance Group of America, Inc.	8,998	1,165,975	(10,722)
Reliance Steel & Aluminum Co.	7,902	650,809	(75,464)
RenaissanceRe Holdings Ltd.	1,582	234,278	(14,301)
Republic Services, Inc.	22,450	1,422,657	8,082
Rockwell Automation, Inc.	1,080	168,469	6,448
Ross Stores, Inc.	1,600	108,240	(15,872)
Rowan Cos. plc	52,634	786,780	(247,808)
RPC, Inc.	6,713	126,982	8,688
Ryder System, Inc.	6,738	506,900	(21,899)
SCANA Corp.	14,035	952,696	(12,210)
Science Applications International Corp.	4,882	427,136	(88,227)
Scotts Miracle-Gro Co. (The)	1,610	148,490	(4,460)
Scripps Networks Interactive, Inc.	1,801	142,531	(19,505)
Seagate Technology plc	29,383	1,283,199	(144,608)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sensient Technologies Corp.	2,581	$210,919	$(3,071)
Skyworks Solutions, Inc.	10,219	1,013,431	(32,918)
Snap-on, Inc.	1,448	250,330	(21,546)
Sonoco Products Co.	10,242	544,772	(18,128)
Southwest Airlines Co.	12,999	691,287	116,471
Southwest Gas Holdings, Inc.	840	70,062	(8,692)
Spectrum Brands Holdings, Inc.	3,660	520,891	(63,245)
Spirit AeroSystems Holdings, Inc.	21,624	1,276,150	(23,256)
Spirit Airlines, Inc.	1,114	56,714	824
Stanley Black & Decker, Inc.	4,645	610,028	43,663
State Street Corp.	7,401	581,793	82,299
Steel Dynamics, Inc.	11,528	418,928	(6,110)
Stryker Corp.	1,917	254,309	11,732
SunTrust Banks, Inc.	23,412	1,344,479	(16,551)
Synaptics, Inc.	1,337	67,799	1,337
SYNNEX Corp.	6,764	809,836	1,574
Synopsys, Inc.	8,405	597,932	15,045
Sysco Corp.	1,156	60,967	(2,786)
TE Connectivity Ltd.	3,440	258,732	11,927
Tech Data Corp.	12,418	1,179,500	74,718
TEGNA, Inc.	14,397	240,470	(33,010)
Teledyne Technologies, Inc.	954	125,413	(3,635)
Teleflex, Inc.	3,268	640,920	38,040
Terex Corp.	6,127	209,458	20,305
Texas Instruments, Inc.	9,320	766,104	(49,116)
Texas Roadhouse, Inc.	8,621	380,617	58,623
Textron, Inc.	10,290	491,245	(6,586)
Thor Industries, Inc.	5,011	492,178	31,571
Timken Co. (The)	2,462	110,667	3,201
TJX Cos., Inc. (The)	473	37,471	(3,335)
TopBuild Corp.	230	10,938	1,285
Torchmark Corp.	7,365	577,318	(13,896)
Toro Co. (The)	9,067	558,709	69,544
Total System Services, Inc.	401	21,413	1,945
Transocean Ltd.	14,011	173,587	(58,277)
Travelers Cos., Inc. (The)	12,982	1,595,665	46,947
Trinity Industries, Inc.	23,715	645,373	19,359
Trustmark Corp.	8,213	267,907	(3,777)
Tupperware Brands Corp.	444	27,053	4,129
Tyson Foods, Inc.	16,973	1,049,610	13,409
UGI Corp.	18,038	888,219	(14,999)
Ulta Beauty, Inc.	160	46,210	(235)
UMB Financial Corp.	663	48,754	879
Union Pacific Corp.	3,937	415,446	13,333
United Continental Holdings, Inc.	27,705	1,918,860	165,942
United Rentals, Inc.	13,239	1,478,350	13,818

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Therapeutics Corp.	10,438	$1,443,788	$(89,666)
UnitedHealth Group, Inc.	4,610	782,317	72,469
Universal Health Services, Inc.	1,724	207,018	3,448
Unum Group	15,840	754,403	(15,784)
US Bancorp	29,769	1,607,426	(61,820)
Vail Resorts, Inc.	374	70,686	5,172
Validus Holdings Ltd.	9,693	549,302	(45,557)
Valmont Industries, Inc.	240	36,398	(494)
Varex Imaging Corp.	2,881	95,184	2,194
Varian Medical Systems, Inc.	394	36,059	4,598
Vectren Corp.	881	50,578	907
Versum Materials, Inc.	729	21,753	1,939
Vishay Intertechnology, Inc.	21,900	358,065	5,475
VMware, Inc.	6,158	570,231	(31,837)
VWR Corp.	4,563	128,540	22,085
Wal-Mart Stores, Inc.	14,647	1,023,679	84,806
Walt Disney Co. (The)	1,979	221,173	(10,904)
Waste Management, Inc.	17,641	1,297,319	(3,352)
Waters Corp.	552	86,438	15,042
Watsco, Inc.	208	30,765	1,308
WellCare Health Plans, Inc.	10,750	1,549,689	380,581
Werner Enterprises, Inc.	13,963	381,888	27,926
West Pharmaceutical Services, Inc.	1,420	117,448	16,770
Western Digital Corp.	10,288	808,722	102,794
Western Union Co. (The)	4,041	82,436	(5,455)
Westlake Chemical Corp.	10,772	690,864	22,350
WGL Holdings, Inc.	633	52,267	544
Whirlpool Corp.	3,621	625,383	68,473
Woodward, Inc.	7,563	518,466	(7,359)
World Fuel Services Corp.	3,703	136,937	5,443
Worthington Industries, Inc.	5,648	293,470	(9,828)
WR Berkley Corp.	2,203	160,136	(7,755)
Wyndham Worldwide Corp.	5,435	457,953	87,775
Xcel Energy, Inc.	32,597	1,429,378	66,172
Xerox Corp.	11,452	337,162	(8,146)
Xylem, Inc.	1,442	70,889	9,041

			3,423,486

Total of Long Equity Positions			3,442,337

Short Positions

Common Stocks
Australia
Atlassian Corp. plc	(3,649)	(124,286)	(4,086)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ghana
Kosmos Energy Ltd.	(45,316)	$(266,975)	$(23,500)

Ireland
XL Group Ltd.	(2,409)	(96,866)	(8,648)

United Kingdom
Liberty Global plc	(13,688)	(511,384)	71,725
Pentair plc	(4,707)	(295,929)	(17,275)

			54,450

United States
3D Systems Corp.	(4,070)	(68,786)	(7,323)
Abbott Laboratories	(5,815)	(284,064)	1,397
ABIOMED, Inc.	(1,217)	(150,871)	(23,525)
Acadia Healthcare Co., Inc.	(25,115)	(1,045,537)	(194,641)
Acuity Brands, Inc.	(1,271)	(249,433)	(8,935)
Acxiom Corp.	(4,788)	(136,793)	12,401
Adient plc	(668)	(45,976)	2,303
Advance Auto Parts, Inc.	(3,319)	(505,816)	118,853
Advanced Micro Devices, Inc.	(63,734)	(688,297)	(107,104)
AECOM	(4,378)	(156,076)	14,535
Agilent Technologies, Inc.	(5,077)	(270,655)	(30,462)
Agios Pharmaceuticals, Inc.	(11,872)	(631,827)	21,013
Alcoa Corp.	(3,932)	(131,580)	3,200
Align Technology, Inc.	(3,645)	(429,144)	(118,043)
Alkermes plc	(13,886)	(819,683)	14,711
Allegheny Technologies, Inc.	(34,781)	(617,491)	25,866
Allegion plc	(5,184)	(391,288)	(29,238)
Allergan plc	(3,095)	(734,691)	(17,672)
Alliance Data Systems Corp.	(1,867)	(454,235)	(25,006)
Alliant Energy Corp.	(700)	(27,692)	(427)
Allison Transmission Holdings, Inc.	(5,168)	(188,477)	(5,375)
Allscripts Healthcare Solutions, Inc.	(33,962)	(406,655)	(26,700)
Alnylam Pharmaceuticals, Inc.	(14,165)	(774,647)	(355,154)
AMETEK, Inc.	(5,164)	(280,457)	(32,327)
Antero Resources Corp.	(6,382)	(128,794)	(9,121)
Aon plc	(2,647)	(314,755)	(37,164)
Apache Corp.	(4,014)	(205,597)	13,206
AptarGroup, Inc.	(347)	(26,747)	(3,394)
Arconic, Inc.	(27,681)	(751,475)	124,500
Arista Networks, Inc.	(2,690)	(344,589)	(58,346)
Armstrong World Industries, Inc.	(5,914)	(275,001)	2,957
ARRIS International plc	(8,871)	(232,105)	(16,460)
Arthur J Gallagher & Co.	(8,977)	(511,061)	(2,873)
Artisan Partners Asset Management, Inc.	(14,720)	(408,480)	(43,424)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ascena Retail Group, Inc.	(37,751)	$(157,422)	$76,257
athenahealth, Inc.	(7,470)	(853,046)	(196,863)
Autodesk, Inc.	(9,131)	(819,247)	(101,340)
AutoZone, Inc.	(109)	(62,844)	664
Avangrid, Inc.	(2,745)	(116,662)	(4,529)
Avis Budget Group, Inc.	(22,867)	(634,727)	11,144
Avon Products, Inc.	(139,887)	(597,861)	66,291
Axalta Coating Systems Ltd.	(25,322)	(820,159)	8,842
Ball Corp.	(36,272)	(1,391,896)	(139,145)
BancorpSouth, Inc.	(4,099)	(130,348)	5,329
Bank of the Ozarks, Inc.	(13,496)	(728,244)	95,687
Belden, Inc.	(494)	(36,403)	(859)
BioMarin Pharmaceutical, Inc.	(12,757)	(1,150,014)	(8,577)
Bio-Techne Corp.	(4,188)	(438,944)	(53,146)
Black Hills Corp.	(2,831)	(189,792)	(1,215)
Black Knight Financial Services, Inc.	(8,656)	(346,240)	(8,223)
Blue Buffalo Pet Products, Inc.	(17,046)	(406,347)	17,528
BorgWarner, Inc.	(4,513)	(192,976)	1,805
Bristol-Myers Squibb Co.	(11,330)	(637,561)	6,253
Brookdale Senior Living, Inc.	(69,595)	(855,745)	(167,997)
Brown & Brown, Inc.	(4,611)	(201,777)	3,182
Brown-Forman Corp.	(2,628)	(122,964)	(4,757)
Cabot Oil & Gas Corp.	(29,688)	(672,362)	(72,213)
CarMax, Inc.	(5,512)	(340,035)	(7,551)
Carpenter Technology Corp.	(8,400)	(321,468)	7,056
Carter’s, Inc.	(2,598)	(220,583)	(10,509)
Catalent, Inc.	(658)	(18,904)	(4,191)
CBS Corp. (Non-Voting)	(3,457)	(231,446)	10,959
Cerner Corp.	(568)	(32,154)	(5,600)
CF Industries Holdings, Inc.	(34,286)	(1,004,237)	45,600
Charles Schwab Corp. (The)	(7,381)	(298,199)	(18,889)
Charter Communications, Inc.	(205)	(66,812)	(2,243)
Cheniere Energy, Inc.	(29,396)	(1,342,352)	(89,527)
Chevron Corp.	(4,397)	(465,824)	7,085
Chicago Bridge & Iron Co. NV	(7,785)	(231,682)	78,084
Chico’s FAS, Inc.	(6,095)	(86,854)	29,439
Choice Hotels International, Inc.	(1,822)	(115,150)	(1,913)
Ciena Corp.	(2,288)	(54,409)	(2,837)
Cimarex Energy Co.	(3,565)	(428,935)	93,789
Clean Harbors, Inc.	(3,120)	(179,338)	5,148
Cognex Corp.	(6,859)	(553,864)	(28,465)
Colfax Corp.	(11,986)	(474,406)	2,517
Colgate-Palmolive Co.	(12,087)	(893,955)	(2,055)
Comerica, Inc.	(5,665)	(404,254)	(10,650)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CommVault Systems, Inc.	(5,898)	$(299,126)	$(33,816)
Compass Minerals International, Inc.	(5,995)	(413,355)	21,882
comScore, Inc.	(10,318)	(225,448)	(45,399)
Conduent, Inc.	(7,635)	(128,653)	6,951
CONSOL Energy, Inc.	(16,585)	(258,279)	10,499
Core Laboratories NV	(2,839)	(313,571)	26,065
CoStar Group, Inc.	(1,130)	(234,065)	(63,803)
Coty, Inc.	(72,027)	(1,375,589)	24,362
Covanta Holding Corp.	(52,750)	(825,537)	129,237
Cree, Inc.	(4,207)	(112,874)	9,171
Cypress Semiconductor Corp.	(101,511)	(1,399,824)	14,199
Deckers Outdoor Corp.	(1,594)	(88,191)	(20,616)
Delphi Automotive plc	(3,632)	(297,279)	(21,066)
Denbury Resources, Inc.	(50,733)	(95,503)	17,882
DexCom, Inc.	(22,134)	(1,746,049)	126,946
Diebold Nixdorf, Inc.	(22,959)	(672,699)	29,847
Discovery Communications, Inc.	(6,398)	(179,208)	13,948
DISH Network Corp.	(9,676)	(617,909)	10,644
Dollar General Corp.	(13,355)	(971,926)	9,164
Dollar Tree, Inc.	(10,158)	(763,176)	52,929
Dominion Energy, Inc.	(13,746)	(1,060,092)	6,736
Domino’s Pizza, Inc.	(2,017)	(372,802)	(53,854)
Donaldson Co., Inc.	(6,826)	(307,989)	(2,867)
Dun & Bradstreet Corp. (The)	(937)	(98,051)	(3,286)
Dunkin’ Brands Group, Inc.	(12,821)	(724,771)	18,078
Edgewell Personal Care Co.	(624)	(46,700)	(736)
Edwards Lifesciences Corp.	(4,646)	(463,739)	(85,604)
Endo International plc	(35,270)	(372,941)	(21,025)
Envision Healthcare Corp.	(18,508)	(1,179,180)	19,283
EQT Corp.	(7,279)	(385,422)	(41,055)
Estee Lauder Cos., Inc. (The)	(2,657)	(228,396)	(26,623)
Esterline Technologies Corp.	(2,431)	(219,155)	(11,304)
Extended Stay America, Inc.	(3,704)	(60,746)	(10,964)
Exxon Mobil Corp.	(5,691)	(466,599)	7,165
Fastenal Co.	(13,683)	(709,737)	114,116
FireEye, Inc.	(83,937)	(967,742)	(308,940)
First Data Corp.	(94,496)	(1,505,321)	(214,506)
First Horizon National Corp.	(17,487)	(332,428)	27,804
FirstEnergy Corp.	(34,055)	(1,036,615)	43,571
Fitbit, Inc.	(125,916)	(707,601)	38,987
FleetCor Technologies, Inc.	(1,627)	(263,948)	29,319
Flowserve Corp.	(8,088)	(380,055)	4,529

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FMC Corp.	(3,073)	$(188,037)	$(36,446)
FNB Corp.	(11,967)	(182,145)	12,692
Fortinet, Inc.	(8,357)	(310,295)	(2,591)
Fossil Group, Inc.	(20,554)	(296,973)	84,239
Freeport-McMoRan, Inc.	(25,622)	(327,670)	19,950
Frontier Communications Corp.	(313,536)	(645,460)	281,758
Gap, Inc. (The)	(12,374)	(278,917)	6,812
Gartner, Inc.	(3,440)	(382,651)	(42,223)
General Electric Co.	(1,876)	(56,055)	5,384
Genesee & Wyoming, Inc.	(7,155)	(491,620)	2,290
Gentex Corp.	(3,693)	(80,840)	10,784
GoDaddy, Inc.	(7,107)	(264,694)	(36,785)
Graco, Inc.	(3,302)	(311,213)	(49,629)
Granite Construction, Inc.	(2,644)	(126,000)	(1,547)
Graphic Packaging Holding Co.	(21,565)	(294,117)	(3,048)
Greif, Inc.	(1,905)	(107,499)	1,238
Groupon, Inc.	(154,473)	(591,686)	(1,491)
Guidewire Software, Inc.	(6,592)	(374,051)	(78,885)
H&R Block, Inc.	(8,020)	(184,397)	(63,501)
Hain Celestial Group, Inc. (The)	(10,255)	(383,127)	(14,972)
Halliburton Co.	(7,820)	(354,667)	20,675
Halyard Health, Inc.	(7,736)	(301,240)	(2,630)
Hanesbrands, Inc.	(17,610)	(358,204)	(49,644)
HEICO Corp.	(484)	(34,224)	(546)
Hertz Global Holdings, Inc.	(51,534)	(751,364)	158,723
Hess Corp.	(7,325)	(342,546)	21,198
HollyFrontier Corp.	(10,737)	(296,277)	1,332
Hologic, Inc.	(11,732)	(499,666)	(32,732)
HSN, Inc.	(2,301)	(83,821)	10,419
IDEXX Laboratories, Inc.	(2,904)	(441,263)	(27,501)
IHS Markit Ltd.	(10,620)	(428,517)	(39,188)
Illumina, Inc.	(7,018)	(1,125,828)	(91,936)
Incyte Corp.	(866)	(124,616)	15,578
Intrexon Corp.	(7,320)	(145,103)	(31,236)
Ionis Pharmaceuticals, Inc.	(12,032)	(472,942)	(139,126)
IPG Photonics Corp.	(1,117)	(135,671)	(26,406)
Jazz Pharmaceuticals plc	(1,315)	(177,223)	(27,260)
JC Penney Co., Inc.	(111,645)	(660,428)	141,279
Juno Therapeutics, Inc.	(21,758)	(496,292)	(154,055)
Kansas City Southern	(1,568)	(131,916)	(32,175)
KAR Auction Services, Inc.	(774)	(35,325)	2,841
Kate Spade & Co.	(19,270)	(458,233)	101,930
KBR, Inc.	(35,080)	(499,430)	(34,488)
Kellogg Co.	(1,798)	(135,048)	10,159
Kennametal, Inc.	(11,289)	(438,126)	15,692
Keysight Technologies, Inc.	(2,004)	(78,196)	180
Kinder Morgan, Inc.	(12,126)	(258,041)	25,707

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
KLX, Inc.	(11,411)	$(530,041)	$(40,509)
Knowles Corp.	(22,307)	(426,510)	49,075
L Brands, Inc.	(19,856)	(985,680)	(84,360)
Legg Mason, Inc.	(6,451)	(230,817)	(15,353)
Liberty Broadband Corp.	(1,234)	(105,791)	(1,259)
Liberty Expedia Holdings, Inc.	(597)	(27,351)	(4,899)
Lions Gate Entertainment Corp.	(18,858)	(446,410)	(49,178)
Lions Gate Entertainment Corp.	(9,245)	(232,974)	(27,920)
LivaNova plc	(6,275)	(310,926)	(73,167)
Live Nation Entertainment, Inc.	(17,562)	(513,688)	(98,347)
Loews Corp.	(10,861)	(512,748)	4,344
LogMeIn, Inc.	(1,024)	(97,309)	(9,699)
Lululemon Athletica, Inc.	(3,627)	(223,168)	6,745
Macy’s, Inc.	(4,691)	(133,516)	24,497
Madison Square Garden Co. (The)	(2,071)	(410,508)	2,728
Markel Corp.	(92)	(90,176)	397
Marsh & McLennan Cos., Inc.	(7,380)	(554,533)	(20,812)
Mastercard, Inc.	(5,883)	(663,779)	(50,711)
Mattel, Inc.	(34,723)	(838,942)	91,356
MDU Resources Group, Inc.	(2,362)	(64,388)	2,504
Medtronic plc	(2,582)	(212,318)	(16,835)
Mercury General Corp.	(11,143)	(664,457)	62,735
Michaels Cos., Inc. (The)	(5,850)	(128,458)	20,116
Middleby Corp. (The)	(3,762)	(517,598)	60,478
Mondelez International, Inc.	(6,327)	(283,133)	9,870
Monster Beverage Corp.	(11,408)	(530,130)	(36,620)
Moody’s Corp.	(1,193)	(133,544)	(11,620)
Motorola Solutions, Inc.	(982)	(83,195)	(1,984)
Nabors Industries Ltd.	(4,228)	(38,005)	3,590
National Fuel Gas Co.	(6,973)	(416,044)	26,672
National Instruments Corp.	(13,384)	(434,980)	(103,324)
National Oilwell Varco, Inc.	(6,060)	(214,170)	14,554
NetScout Systems, Inc.	(19,501)	(728,362)	57,528
Neurocrine Biosciences, Inc.	(16,654)	(735,026)	(31,058)
New Jersey Resources Corp.	(1,254)	(49,157)	(627)
Newell Brands, Inc.	(7,634)	(401,300)	(8,036)
Newfield Exploration Co.	(9,077)	(297,324)	38,992
Newmont Mining Corp.	(27,327)	(901,797)	16,675
Nielsen Holdings plc	(6,605)	(281,637)	26,288
NIKE, Inc.	(6,940)	(401,132)	(8,328)
Noble Corp. plc	(164,410)	(878,825)	283,660
Nordson Corp.	(1,389)	(175,320)	6,806
Norwegian Cruise Line Holdings Ltd.	(10,311)	(538,293)	(21,491)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NOW, Inc.	(7,014)	$(118,046)	$5,261
Nucor Corp.	(5,403)	(304,841)	(7,830)
NuVasive, Inc.	(790)	(60,587)	(180)
Occidental Petroleum Corp.	(10,906)	(698,374)	45,432
Ocwen Financial Corp.	(5,500)	(26,785)	11,990
Office Depot, Inc.	(76,244)	(365,559)	(64,457)
OGE Energy Corp.	(30,747)	(1,131,182)	61,494
Olin Corp.	(3,481)	(115,117)	9,712
OneMain Holdings, Inc.	(6,544)	(168,690)	7,773
ONEOK, Inc.	(1,025)	(51,822)	(1,642)
OPKO Health, Inc.	(25,282)	(178,225)	11,870
O’Reilly Automotive, Inc.	(1,138)	(278,516)	29,590
Owens-Illinois, Inc.	(31,922)	(650,890)	(112,685)
PacWest Bancorp	(2,491)	(139,023)	22,693
Palo Alto Networks, Inc.	(11,022)	(1,278,037)	(196,817)
Pandora Media, Inc.	(118,149)	(1,201,843)	147,954
Parsley Energy, Inc.	(10,957)	(332,982)	28,926
Patheon NV	(4,275)	(114,776)	(34,336)
Patterson Cos., Inc.	(11,029)	(501,599)	(16,213)
PayPal Holdings, Inc.	(7,131)	(307,203)	(75,517)
PBF Energy, Inc.	(16,651)	(359,593)	(11,058)
Perrigo Co. plc	(10,477)	(728,151)	(63,072)
Pitney Bowes, Inc.	(28,826)	(368,901)	(66,371)
Platform Specialty Products Corp.	(76,301)	(998,780)	31,283
PPL Corp.	(10,998)	(406,816)	(18,367)
Praxair, Inc.	(808)	(95,603)	(11,498)
Premier, Inc.	(21,597)	(670,365)	(107,127)
Prestige Brands Holdings, Inc.	(920)	(52,633)	4,048
PTC, Inc.	(5,857)	(329,105)	6,267
QEP Resources, Inc.	(16,045)	(162,957)	902
QIAGEN NV	(8,280)	(243,266)	(34,362)
Ralph Lauren Corp.	(5,858)	(452,182)	19,862
Range Resources Corp.	(42,701)	(1,045,211)	55,829
Regeneron Pharmaceuticals, Inc.	(1,578)	(591,184)	(183,835)
ResMed, Inc.	(1,358)	(97,287)	(8,460)
Rice Energy, Inc.	(5,131)	(109,301)	(27,338)
Robert Half International, Inc.	(675)	(33,439)	1,087
Rollins, Inc.	(4,135)	(152,581)	(15,754)
Roper Technologies, Inc.	(204)	(43,032)	(4,200)
Royal Gold, Inc.	(3,398)	(220,326)	(45,295)
RR Donnelley & Sons Co.	(13,117)	(164,583)	95
Sabre Corp.	(12,210)	(265,072)	(740)
salesforce.com, Inc.	(10,101)	(838,227)	(36,520)
Sally Beauty Holdings, Inc.	(14,434)	(294,741)	2,453
Santander Consumer USA Holdings, Inc.	(12,429)	(174,130)	15,536
Schlumberger Ltd.	(7,065)	(550,515)	85,355
Sealed Air Corp.	(23,166)	(1,049,046)	12,136
Seattle Genetics, Inc.	(2,933)	(195,690)	43,936
Sempra Energy	(12,870)	(1,425,481)	(25,611)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sensata Technologies Holding NV	(17,100)	$(752,400)	$21,888
ServiceMaster Global Holdings, Inc.	(3,057)	(124,878)	5,075
ServiceNow, Inc.	(12,116)	(1,093,665)	(190,631)
Signature Bank	(782)	(120,921)	8,680
Signet Jewelers Ltd.	(6,899)	(424,822)	(11,471)
Silgan Holdings, Inc.	(6,870)	(210,222)	(8,107)
Silicon Laboratories, Inc.	(511)	(37,189)	2,262
Six Flags Entertainment Corp.	(9,200)	(549,395)	983
Skechers U.S.A., Inc.	(5,085)	(141,178)	(8,830)
SLM Corp.	(75,103)	(922,265)	58,580
Snyder’s-Lance, Inc.	(5,605)	(227,339)	33,294
Sotheby’s	(11,351)	(540,081)	(69,128)
Southwestern Energy Co.	(121,981)	(770,127)	28,482
Splunk, Inc.	(18,940)	(1,175,211)	97,715
Sprouts Farmers Market, Inc.	(50,286)	(1,119,400)	(20,584)
SPX Corp.	(6,294)	(155,651)	(2,706)
Square, Inc.	(52,107)	(1,090,189)	(132,241)
Staples, Inc.	(33,664)	(302,976)	(36,020)
Stericycle, Inc.	(11,853)	(995,944)	91,323
Stifel Financial Corp.	(8,087)	(427,802)	55,962
SunPower Corp.	(6,374)	(39,809)	(19,725)
Superior Energy Services, Inc.	(45,566)	(596,763)	121,510
SVB Financial Group	(2,653)	(523,145)	56,774
Synchrony Financial	(19,282)	(528,096)	(46,894)
Synovus Financial Corp.	(1,699)	(71,426)	(3,738)
Tableau Software, Inc.	(13,034)	(639,969)	(158,624)
Targa Resources Corp.	(8,521)	(450,372)	65,222
Target Corp.	(1,292)	(68,848)	1,289
TCF Financial Corp.	(2,223)	(37,151)	1,716
Tempur Sealy International, Inc.	(17,428)	(799,771)	(130,710)
Tenet Healthcare Corp.	(56,352)	(1,005,105)	(84,743)
Teradata Corp.	(11,249)	(346,019)	14,286
TerraForm Power, Inc.	(9,791)	(122,387)	4,896
Tesla, Inc.	(1,268)	(324,166)	(134,356)
Tiffany & Co.	(1,548)	(143,066)	(2,245)
Time, Inc.	(28,889)	(500,262)	85,705
Tractor Supply Co.	(21,353)	(1,361,914)	204,368
TransDigm Group, Inc.	(2,933)	(704,067)	(84,529)
TreeHouse Foods, Inc.	(4,551)	(391,833)	20,061
TRI Pointe Group, Inc.	(12,563)	(159,149)	(6,557)
Trimble, Inc.	(17,803)	(564,711)	(70,322)
TripAdvisor, Inc.	(32,993)	(1,371,735)	111,402
Triumph Group, Inc.	(12,230)	(310,642)	(75,826)
Twitter, Inc.	(73,991)	(1,164,233)	(157,986)
Tyler Technologies, Inc.	(693)	(108,351)	(13,389)
Ultimate Software Group, Inc. (The)	(2,721)	(529,643)	(41,931)
United States Steel Corp.	(41,900)	(868,571)	(59,095)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
USG Corp.	(3,136)	$(106,969)	$15,962
Valley National Bancorp	(27,141)	(332,749)	12,213
Veeva Systems, Inc.	(5,906)	(294,060)	(68,037)
VeriFone Systems, Inc.	(48,870)	(921,177)	36,630
VF Corp.	(8,652)	(466,303)	(32,052)
ViaSat, Inc.	(5,357)	(352,070)	(2,563)
Visa, Inc.	(3,158)	(284,978)	(11,179)
Vista Outdoor, Inc.	(11,691)	(245,978)	(17,187)
Visteon Corp.	(868)	(86,383)	(2,205)
WABCO Holdings, Inc.	(3,738)	(437,346)	(39,286)
Waddell & Reed Financial, Inc.	(1,450)	(24,954)	(2,422)
Weatherford International plc	(262,751)	(1,603,078)	586,232
Webster Financial Corp.	(4,641)	(250,753)	8,400
Welbilt, Inc.	(25,901)	(498,207)	9,973
Wendy’s Co. (The)	(5,267)	(71,052)	(10,639)
WEX, Inc.	(229)	(24,459)	582
Williams Cos., Inc. (The)	(35,637)	(1,028,120)	(50,968)
Willis Towers Watson plc	(688)	(100,501)	425
WisdomTree Investments, Inc.	(95,469)	(858,564)	(112,355)
Workday, Inc.	(13,987)	(1,179,687)	(177,052)
WPX Energy, Inc.	(34,911)	(424,763)	87,522
WR Grace & Co.	(11,336)	(802,135)	(14,170)
Wynn Resorts Ltd.	(10,830)	(1,208,702)	(243,818)
Yelp, Inc.	(14,044)	(461,404)	39,803
Zayo Group Holdings, Inc.	(33,266)	(1,112,319)	84,399
Zebra Technologies Corp.	(9,121)	(827,731)	(89,112)
Zillow Group, Inc.	(8,970)	(372,263)	(67,356)
Zions Bancorp	(20,794)	(909,945)	(3,119)
Zoetis, Inc.	(8,254)	(445,716)	(69,169)
Zynga, Inc.	(87,356)	(244,018)	(73,958)

			(2,487,487)

Total of Short Equity Positions			(2,469,271)

Total of Long and Short Equity Positions			973,066

Net Cash and Other Receivables/ (Payables) (b)			(438,941)

Swaps, at Value			$534,125

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1 - 57 months maturity 11/19/2021	$288,813

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	198	$25,771	$6,145
Air France-KLM	18,115	160,693	97,891
Arkema SA	2,952	312,105	3,144
Atos SE	9,508	1,218,192	115,882
Capgemini SE	2,400	232,485	15,441
Christian Dior SE	469	111,751	22,354
Cie Generale des Etablissements Michelin	9,559	1,191,591	80,656
CNP Assurances	7,083	151,886	7,101
Eiffage SA	2,052	166,485	19,921
Faurecia	3,502	168,849	8,742
Imerys SA	1,096	95,511	(111)
Ipsen SA	3,673	384,279	118,326
Kering	95	26,074	6,275
Lagardere SCA	12,045	359,155	20,916
Orange SA	18,208	308,518	(18,739)
Orpea	374	37,017	4,680
Peugeot SA	37,508	806,523	(59,002)
Publicis Groupe SA	2,317	167,395	5,298
Sanofi	3,968	398,168	(17,954)
SCOR SE	4,892	199,812	(5,464)
SEB SA	1,587	230,090	54,759
Societe BIC SA	223	30,147	(3,667)
Sodexo SA	2,989	361,656	24,650
Teleperformance	3,811	438,538	50,116
Thales SA	7,028	720,269	36,115
TOTAL SA	6,749	357,714	(22,646)
Valeo SA	9,210	638,019	(18,380)

			552,449

Total of Long Equity Positions			552,449

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
France
Accor SA	(20,455)	$(865,144)	$(94,384)
Air Liquide SA	(1,813)	(219,054)	(5,026)
Airbus SE	(3,766)	(315,076)	4,285
Alstom SA	(6,083)	(185,911)	(26,541)
Bollore SA	(65,555)	(267,524)	(30,543)
Bureau Veritas SA	(4,536)	(95,036)	(5,370)
Carrefour SA	(6,668)	(166,269)	(2,311)
Casino Guichard Perrachon SA	(2,826)	(168,298)	930
Cie Plastic Omnium SA	(2,495)	(97,161)	6,134
Credit Agricole SA	(2,343)	(37,348)	(394)
Edenred	(30,888)	(755,271)	(50,447)
Electricite de France SA	(14,480)	(143,853)	(13,037)
Engie SA	(15,209)	(218,162)	(11,399)
Essilor International SA	(4,778)	(615,029)	7,206
Eutelsat Communications SA	(1,014)	(23,235)	(2,637)
Hermes International	(560)	(279,445)	2,818
Iliad SA	(1,432)	(346,396)	7,974
Ingenico Group SA	(6,365)	(655,361)	78,135
JCDecaux SA	(4,694)	(169,853)	15,953
L’Oreal SA	(523)	(106,411)	(2,642)
Natixis SA	(81,081)	(527,405)	(16,869)
Pernod Ricard SA	(193)	(24,382)	(1,462)
Remy Cointreau SA	(2,574)	(263,046)	(36,989)
Safran SA	(1,773)	(141,837)	(20,759)
SFR Group SA	(10,454)	(341,967)	(11,356)
Vivendi SA	(29,438)	(603,773)	(51,737)
Zodiac Aerospace	(13,250)	(338,009)	(21,972)

			(282,440)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
Eurofins Scientific SE	(174)	$(81,610)	$(16,561)
SES SA	(4,597)	(103,630)	(4,064)

			(20,625)

Total of Short Equity Positions			(303,065)

Total of Long and Short Equity Positions			249,384

Net Cash and Other Receivables/ (Payables) (b)			39,429

Swaps, at Value			$288,813

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$130,926	$—	$130,926

BARC
Cash	—	5,547,041	5,547,041

CITI
Cash	(630,000)	—	(630,000)
Investment Companies	1,182,111	—	1,182,111

GSCO
Cash	—	1,540,453	1,540,453

GSIN
Cash	(1,580,000)	—	(1,580,000)
Investment Companies	31,752,997	—	31,752,997

JPMC
Investment Companies	2,800,000	—	2,800,000

JPMS
Cash	—	2,736,192	2,736,192

MSCL
Cash	—	375,004	375,004

MSCS
Cash	1,973,038	—	1,973,038

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(260,000)	$—	$(260,000)
Investment Companies	730,000	—	730,000

GSCO
Cash	—	184,807	184,807

GSIN
Cash	360,000	—	360,000

JPPC
Cash	—	569,775	569,775

MACQ
Cash	70,000	—	70,000

MSCL
Cash	—	1,096,150	1,096,150

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

BNPP - BNP Paribas

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Assets and Liabilities	June 30, 2017 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**	AQR LONG-SHORT EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$597,841,482	$1,222,890,148	$24,861,980	$3,295,386,552
Investments in securities of affiliated issuers, at cost	59,579,208	—	—	—
Investments in securities of controlled affiliated issuers, at cost	—	441,886,611	—	$1,578,485,732

Investments in securities of unaffiliated issuers, at value	$563,305,483	$1,294,442,768	$24,861,235	$3,432,634,915
Investments in securities of affiliated issuers, at value	63,495,292	—	—	—
Investments in securities of controlled affiliated issuers, at value	—	441,851,625	—	1,578,485,732
Cash	202,431	9,264,420	24,943	41,615,624
Cash denominated in foreign currencies‡	1,373,622	1,433,631	14,392	4,978,714
Due from brokers	4,902,941	217,778,417	10,580	159,487,983
Unrealized appreciation on forward foreign currency exchange contracts	256,116	241,394	648,039	9,249,334
Unrealized appreciation on OTC swaps	8,909,527	12,387,201	35,112	54,489,260
Deposits with brokers for exchange-traded and centrally cleared derivatives	1,952,383	83	2,962,809	85,834,784
Variation margin on exchange-traded and centrally cleared derivatives	129,660	—	239,019	—
Receivables:
Securities sold	18,879,466	31,548,763	105,648	78,057,851
Foreign tax reclaims	51,364	810,766	—	1,801,791
Dividends and interest	1,612,662	870,764	8,482	1,752,799
Capital shares sold	661,881	9,953,693	9,117	38,528,513
Prepaid expenses	37,814	89,062	30,997	168,362
Total Assets	665,770,642	2,020,672,587	28,950,373	5,487,085,662
LIABILITIES:
Securities sold short, at value (proceeds $136,451,703, $383,766,007, $— and $973,790,507, respectively)	154,394,561	410,767,638	—	1,032,287,142
Due to brokers	3,895,477	—	7,385	37,824,996
Unrealized depreciation on forward foreign currency exchange contracts	511,960	1,423,256	526,977	3,976,755
Unrealized depreciation on OTC swaps	559,931	5,971,651	34,711	252,027
Variation margin on exchange-traded and centrally cleared derivatives	32,771	—	1,669	3,428,336
Payables:
Securities purchased	9,859,445	38,254,606	105,627	93,114,050
Accrued investment advisory fees	380,913	1,414,280	9,819	3,673,604
Accrued distribution fees—Class N	21,129	34,127	531	69,406
Accrued Trustee fees	100	—	—	—
Capital shares redeemed	393,603	3,798,141	—	6,096,114
Dividends and interest payable on securities sold short	198,705	349,909	—	890,365
Other accrued expenses and liabilities	437,540	496,607	99,551	997,301
Total Liabilities	170,686,135	462,510,215	786,270	1,182,610,096
Net Assets	$495,084,507	$1,558,162,372	$28,164,103	$4,304,475,566

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$802,397,418	$1,510,287,972	$30,105,971	$4,020,716,755
Undistributed accumulated net investment income (loss)	(10,765,874)	(51,966,812)	75,922	(70,292,045)
Undistributed accumulated net realized gain (loss)	(255,957,985)	49,917,186	(931,208)	233,399,258
Net unrealized appreciation (depreciation)	(40,589,052)	49,924,026	(1,086,582)	120,651,598
Net Assets	$495,084,507	$1,558,162,372	$28,164,103	$4,304,475,566

NET ASSETS:
Class I	$384,115,631	$1,195,283,460	$21,191,773	$3,297,034,355
Class N	103,545,211	165,606,620	2,785,703	343,667,826
Class R6	7,423,665	197,272,292	4,186,627	663,773,385
SHARES OUTSTANDING:
Class I	39,782,505	98,814,063	2,445,628	239,226,430
Class N	10,738,452	13,725,234	324,417	25,103,237
Class R6	770,026	16,294,011	482,768	48,065,908
NET ASSET VALUE:
Class I	$9.66	$12.10	$8.67	$13.78
Class N	$9.64	$12.07	$8.59	$13.69
Class R6	$9.64	$12.11	$8.67	$13.81

‡ Cash denominated in foreign currencies at cost	$1,505,195	$1,408,436	$14,339	$4,922,697

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Assets and Liabilities	June 30, 2017 (Unaudited)

	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**	AQR RISK PARITY FUND**	AQR RISK PARITY II HV FUND**
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$2,942,921,337	$179,459,772	$406,628,783	$63,248,904
Investments in securities of controlled affiliated issuers, at cost	702,119,294	—	—	—

Investments in securities of unaffiliated issuers, at value	$2,954,385,805	$179,449,053	$406,972,329	$63,394,036
Investments in securities of controlled affiliated issuers, at value	702,086,313	—	—	—
Cash	11,667,783	378	1,343,637	210,170
Cash denominated in foreign currencies‡	19,516,327	—	1,017,000	21,350
Due from brokers	118,547,104	3,753,437	2,398,924	358,197
Unrealized appreciation on forward foreign currency exchange contracts	49,790,423	—	1,369,464	27,335
Unrealized appreciation on OTC swaps	63,606,872	467,569	1,025,561	179,681
Deposits with brokers for exchange-traded and centrally cleared derivatives	149,558,589	20,694,052	27,648,080	3,994,067
Variation margin on exchange-traded and centrally cleared derivatives	8,114,925	3,302,034	952,501	252,481
Receivables:
Securities sold	364,336,570	—	803,913	246,524
Foreign tax reclaims	395,397	—	—	—
Dividends and interest	6,294,805	58,333	347,099	63,827
Capital shares sold	2,801,009	826,029	60,919	140,017
Prepaid expenses	123,057	39,279	28,872	24,189
Total Assets	4,451,224,979	208,590,164	443,968,299	68,911,874
LIABILITIES:
Securities sold short, at value (proceeds $707,308,611, $—, $— and $—, respectively)	741,854,227	—	—	—
Options written, at value (proceeds $1,832,874, $—, $— and $—, respectively)	8,239,725	—	—	—
Reverse repurchase agreements, at value	—	—	—	11,552,700
Due to brokers	6,776,549	—	401,029	143,177
Unrealized depreciation on forward foreign currency exchange contracts	38,263,135	—	2,642,704	193,239
Unrealized depreciation on OTC swaps	20,013,716	3,682,890	942,838	209,442
Deposits from brokers for exchange-traded and centrally cleared derivatives	—	—	464,952	—
Variation margin on exchange-traded and centrally cleared derivatives	4,050,813	—	440,760	118,573
Payables:
Securities purchased	355,699,622	—	403,243	123,321
Accrued investment advisory fees	4,926,265	117,399	265,046	28,761
Accrued distribution fees—Class N	91,859	1,414	3,554	1,437
Capital shares redeemed	3,118,941	91,225	551,227	166,249
Dividends and interest payable on securities sold short	342,407	—	—	—
Interest payable for reverse repurchase agreements	—	—	—	8,970
Other accrued expenses and liabilities	1,493,550	131,241	317,735	112,227
Total Liabilities	1,184,870,809	4,024,169	6,433,088	12,658,096
Net Assets	$3,266,354,170	$204,565,995	$437,535,211	$56,253,778

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$3,394,439,644	$213,291,598	$418,456,008	$54,876,853
Undistributed accumulated net investment income (loss)	(268,107,478)	1,392,208	5,998,657	491,434
Undistributed accumulated net realized gain (loss)	125,206,845	(4,357,136)	11,001,088	1,976,249
Net unrealized appreciation (depreciation)	14,815,159	(5,760,675)	2,079,458	(1,090,758)
Net Assets	$3,266,354,170	$204,565,995	$437,535,211	$56,253,778

NET ASSETS:
Class I	$2,205,107,712	$85,146,345	$382,107,463	$46,539,000
Class N	441,965,017	6,469,891	18,680,406	6,751,223
Class R6	619,281,441	112,949,759	36,747,342	2,963,555
SHARES OUTSTANDING:
Class I	232,732,850	14,201,028	38,705,000	5,359,936
Class N	46,935,772	1,092,099	1,898,070	777,712
Class R6	65,264,727	18,791,214	3,719,486	341,374
NET ASSET VALUE:
Class I	$9.47	$6.00	$9.87	$8.68
Class N	$9.42	$5.92	$9.84	$8.68
Class R6	$9.49	$6.01	$9.88	$8.68

‡ Cash denominated in foreign currencies at cost	$19,442,659	$—	$1,067,823	$21,661

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Assets and Liabilities	June 30, 2017 (Unaudited)

	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE LV FUND**
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$77,278,540	$3,864,653,926	$453,661,776
Investments in securities of controlled affiliated issuers, at cost	—	639,984,571	—

Investments in securities of unaffiliated issuers, at value	$77,321,092	$4,111,322,327	$467,631,854
Investments in securities of controlled affiliated issuers, at value	—	639,944,381	—
Cash	56,359	8,078,017	197,752
Cash denominated in foreign currencies‡	102,758	7,278,439	769,441
Due from brokers	389,539	34,482,760	2,580,728
Unrealized appreciation on forward foreign currency exchange contracts	35,788	69,459,459	3,553,228
Unrealized appreciation on OTC swaps	180,851	29,218,647	1,752,360
Deposits with brokers for exchange-traded and centrally cleared derivatives	2,916,488	208,945,930	12,346,240
Variation margin on exchange-traded and centrally cleared derivatives	238,728	11,370,732	785,111
Receivables:
Securities sold	473,463	21,339,961	1,154,715
Foreign tax reclaims	—	3,229,521	132,782
Dividends and interest	65,104	2,026,667	220,711
Capital shares sold	—	13,398,246	430,884
Prepaid expenses	28,260	140,565	45,537
Total Assets	81,808,430	5,160,235,652	491,601,343
LIABILITIES:
Securities sold short, at value (proceeds $—, $991,567,006 and $56,333,041, respectively)	—	1,097,268,963	62,107,026
Due to brokers	12,915	48,007,659	2,470,065
Unrealized depreciation on forward foreign currency exchange contracts	179,465	41,403,081	2,073,866
Unrealized depreciation on OTC swaps	219,875	4,663,069	245,268
Deposits from brokers for exchange-traded and centrally cleared derivatives	110,822	1,035,658	—
Variation margin on exchange-traded and centrally cleared derivatives	117,263	1,953,910	451,723
Payables:
Securities purchased	157,930	21,303,577	1,154,647
Accrued investment advisory fees	35,171	4,342,020	221,140
Accrued distribution fees—Class N	846	36,645	7,127
Capital shares redeemed	180	2,748,289	207,645
Dividends and interest payable on securities sold short	—	1,006,314	55,120
Other accrued expenses and liabilities	117,238	1,313,146	241,185
Total Liabilities	951,705	1,225,082,331	69,234,812
Net Assets	$80,856,725	$3,935,153,321	$422,366,531

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$79,246,315	$3,926,260,481	$419,085,907
Undistributed accumulated net investment income (loss)	447,614	(156,907,387)	(5,891,041)
Undistributed accumulated net realized gain (loss)	2,285,221	(36,345,373)	(2,672,738)
Net unrealized appreciation (depreciation)	(1,122,425)	202,145,600	11,844,403
Net Assets	$80,856,725	$3,935,153,321	$422,366,531

NET ASSETS:
Class I	$76,326,977	$2,435,458,715	$289,447,120
Class N	3,912,016	174,206,693	34,181,944
Class R6	617,732	1,325,487,913	98,737,467
SHARES OUTSTANDING:
Class I	8,317,212	242,244,403	27,536,231
Class N	428,244	17,405,122	3,266,908
Class R6	67,336	131,535,100	9,374,443
NET ASSET VALUE:
Class I	$9.18	$10.05	$10.51
Class N	$9.14	$10.01	$10.46
Class R6	$9.17	$10.08	$10.53

‡ Cash denominated in foreign currencies at cost	$102,688	$7,195,058	$761,118

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Operations	June 30, 2017 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**	AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers †	$2,032,437	$9,759,585	$33,587	$23,221,286
Controlled affiliated issuers	—	610,527	—	881,063
Interest income	3,259,444	1,051,563	44,392	4,325,150
Other income	—	—	19,000	—
Total Income	5,291,881	11,421,675	96,979	28,427,499

EXPENSES:
Investment advisory fees	2,398,190	7,213,919	168,236	18,368,866
Custody fees	32,129	12,433	13,415	43,643
Administration & accounting fees	48,055	188,933	4,320	460,433
Legal fees	17,990	10,048	1,218	16,750
Audit & tax fees	99,389	41,554	38,877	40,213
Shareholder reporting fees	29,908	68,988	1,718	164,797
Transfer agent fees	237,477	535,990	16,446	1,402,308
Trustee fees	9,728	19,312	3,359	41,761
Distribution fees—Class N	126,399	201,823	3,507	395,353
Dividends and interest on securities sold short (Note 4)	2,111,321	8,322,130	—	19,532,365
Recoupment of waiver	—	156,725	—	233,276
Registration fees	41,252	100,620	34,314	172,278
Pricing fee	121,213	11,159	28,228	11,212
Other expenses	8,636	20,234	1,474	45,282
Total Expenses	5,281,687	16,903,868	315,112	40,928,537

Less fee waivers and/or reimbursements	(173,144)	—	(121,283)	—
Net Expenses	5,108,543	16,903,868	193,829	40,928,537
Net Investment Income (Loss)	183,338	(5,482,193)	(96,850)	(12,501,038)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	25,573,452	14,939,698	23,352	23,404,219
Transactions in investment securities of affiliated issuers	(1,461,913)	—	—	—
Transactions in investment securities of controlled affiliated issuers	—	(2,600)	—	—
Foreign currency and foreign currency transactions	258,861	(427,826)	41,575	(329,392)
Forward foreign currency exchange contracts	203,958	(1,642,508)	(262,683)	17,367,994
Futures contracts	(2,945,798)	313,840	(1,100,836)	127,881,513
Securities sold short	(10,628,399)	(24,095,288)	—	(50,349,543)
Swap contracts	4,705,720	71,753,064	1,013,379	69,558,060
Written options	51,447	—	—	—
Net realized gain (loss)	15,757,328	60,838,380	(285,213)	187,532,851

Net change in unrealized appreciation (depreciation) on:
Transactions in investment securities of unaffiliated issuers	12,311,624	46,363,409	(2,110)	107,200,235
Transactions in investment securities of affiliated issuers	4,654,630	—	—	—
Transactions in investment securities of controlled affiliated issuers	—	(34,986)	—	—
Foreign currency and foreign currency translations	56,382	1,733,348	7,738	2,335,166
Forward foreign currency exchange contracts	(452,246)	(1,860,419)	150,078	11,167,947
Futures contracts	(96,116)	—	(3,201)	(20,675,059)
Securities sold short	(13,595,856)	(23,014,992)	—	(58,849,419)
Swap contracts	2,962,426	(65,099,691)	(970,260)	(47,033,555)
Net change in unrealized appreciation (depreciation)	5,840,844	(41,913,331)	(817,755)	(5,854,685)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	21,598,172	18,925,049	(1,102,968)	181,678,166
Net increase (decrease) in net assets resulting from operations	$21,781,510	$13,442,856	$(1,199,818)	$169,177,128

† Net of foreign taxes withheld of	$3,050	$1,208,097	$—	$2,822,373

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Operations	June 30, 2017 (Unaudited)

	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**	AQR RISK PARITY FUND**	AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers †	$16,855,877	$276,946	$482,050	$64,545
Controlled affiliated issuers	1,018,129	—	—	—
Interest income	7,083,116	285,042	2,055,808	407,610
Other income	14,000	19,800	—	—
Total Income	24,971,122	581,788	2,537,858	472,155

EXPENSES:
Investment advisory fees	30,365,235	834,576	1,595,309	276,495
Custody fees	71,516	10,445	29,828	8,403
Administration & accounting fees	532,204	32,235	65,031	8,996
Legal fees	46,812	3,803	17,049	2,600
Audit & tax fees	116,602	60,058	70,349	62,745
Shareholder reporting fees	191,546	11,192	16,712	3,175
Transfer agent fees	1,353,771	58,024	177,678	28,733
Trustee fees	49,649	5,829	8,767	3,764
Distribution fees—Class N	572,481	9,532	19,024	8,707
Dividends and interest on securities sold short and reverse repurchase agreements (Note 4)	5,157,746	—	—	51,305
Recoupment of waiver	118,664	—	—	—
Registration fees	114,865	36,650	34,569	33,626
Pricing fee	13,334	57	8,733	11
Other expenses	65,470	4,396	8,943	1,904
Total Expenses	38,769,895	1,066,797	2,051,992	490,464

Less fee waivers and/or reimbursements	—	(66,713)	(50,775)	(103,546)
Net Expenses	38,769,895	1,000,084	2,001,217	386,918
Net Investment Income (Loss)	(13,798,773)	(418,296)	536,641	85,237

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	121,579,726	(3,755)	(77,036)	(52,235)
Transactions in investment securities of controlled affiliated issuers	(33,910)	—	—	—
Foreign currency and foreign currency transactions	(632,816)	—	(137,257)	3,739
Forward foreign currency exchange contracts	(41,477,208)	—	3,041,475	(564,285)
Futures contracts	(48,886,295)	(4,871,142)	9,170,889	2,317,715
Securities sold short	(60,063,303)	—	—	—
Swap contracts	244,800,489	530,391	8,554,420	989,763
Written options	313,312	—	—	—
Net realized gain (loss)	215,599,995	(4,344,506)	20,552,491	2,694,697

Net change in unrealized appreciation (depreciation) on:
Transactions in investment securities of unaffiliated issuers	(26,581,002)	(13,199)	3,111,628	706,469
Transactions in investment securities of controlled affiliated issuers	(32,981)	—	—	—
Foreign currency and foreign currency translations	5,280,709	—	(589,872)	5,363
Forward foreign currency exchange contracts	18,022,459	—	(2,994,645)	(364,681)
Futures contracts	(26,882,185)	(450,892)	(4,673,158)	(1,255,566)
Securities sold short	(27,727,410)	—	—	—
Swap contracts	(147,550,471)	(3,205,659)	7,419,776	(174,171)
Written options	(4,773,892)	—	—	—
Net change in unrealized appreciation (depreciation)	(210,244,773)	(3,669,750)	2,273,729	(1,082,586)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	5,355,222	(8,014,256)	22,826,220	1,612,111
Net increase (decrease) in net assets resulting from operations	$(8,443,551)	$(8,432,552)	$23,362,861	$1,697,348

† Net of foreign taxes withheld of	$464,987	$—	$20,134	$61

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Operations	June 30, 2017 (Unaudited)

	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$98,984	$28,930,905	$1,967,973
Controlled affiliated issuers	—	979,238	—
Interest income	403,903	3,064,366	382,136
Other income	—	18,000	—
Total Income	502,887	32,992,509	2,350,109

EXPENSES:
Investment advisory fees	310,303	26,593,006	1,294,437
Custody fees	9,247	46,231	9,361
Administration & accounting fees	13,121	598,084	60,650
Legal fees	3,910	41,448	1,317
Audit & tax fees	62,745	56,738	56,313
Shareholder reporting fees	4,509	213,027	21,509
Transfer agent fees	46,635	1,180,429	155,942
Trustee fees	4,133	55,134	8,229
Distribution fees—Class N	5,815	230,225	49,054
Dividends and interest on securities sold short (Note 4)	—	20,089,441	1,110,542
Registration fees	37,471	269,245	58,642
Pricing fee	11	11,044	11,040
Other expenses	2,375	69,054	7,638
Total Expenses	500,275	49,453,106	2,844,674

Less fee waivers and/or reimbursements	(103,270)	(344,476)	(40,972)
Net Expenses	397,005	49,108,630	2,803,702
Net Investment Income (Loss)	105,882	(16,116,121)	(453,593)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(49,594)	22,397,876	967,802
Transactions in investment securities of controlled affiliated issuers	—	(20,671)	—
Foreign currency and foreign currency transactions	9,662	1,499,647	65,283
Forward foreign currency exchange contracts	(519,847)	(51,272,039)	(2,594,175)
Futures contracts	2,401,789	(56,708,032)	(3,641,387)
Securities sold short	—	(50,364,101)	(3,081,210)
Swap contracts	1,022,749	236,411,428	13,668,331
Net realized gain (loss)	2,864,759	101,944,108	5,384,644

Net change in unrealized appreciation (depreciation) on:
Transactions in investment securities of unaffiliated issuers	647,640	164,508,105	9,495,365
Transactions in investment securities of controlled affiliated issuers	—	(40,190)	—
Foreign currency and foreign currency translations	3,940	(252,505)	48,095
Forward foreign currency exchange contracts	(333,184)	27,922,906	1,470,664
Futures contracts	(1,161,036)	16,535,667	1,156,327
Securities sold short	—	(108,989,715)	(5,876,429)
Swap contracts	(187,506)	(134,418,832)	(7,386,557)
Net change in unrealized appreciation (depreciation)	(1,030,146)	(34,734,564)	(1,092,535)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	1,834,613	67,209,544	4,292,109
Net increase (decrease) in net assets resulting from operations	$1,940,495	$51,093,423	$3,838,516

† Net of foreign taxes withheld of	$90	$3,658,975	$171,653

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR DIVERSIFIED ARBITRAGE FUND		AQR EQUITY MARKET NEUTRAL FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
OPERATIONS:
Net investment income (loss)	$183,338	$4,324,396	$(5,482,193)	$(9,725,321)
Net realized gain (loss)	15,757,328	(54,241,603)	60,838,380	(28,609,234)
Net change in unrealized appreciation (depreciation)	5,840,844	79,131,274	(41,913,331)	83,730,375
Net increase (decrease) in net assets resulting from operations	21,781,510	29,214,067	13,442,856	45,395,820

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(26,188,748)	—	(11,191,080)
Class N	—	(6,707,013)	—	(1,759,993)
Class R6	—	(340,939)	—	(2,728,650)
Total	—	(33,236,700)	—	(15,679,723)
Net realized gain:
Class I	—	—	—	(59,855)
Class N	—	—	—	(12,009)
Class R6	—	—	—	(14,027)
Total	—	—	—	(85,891)
Total distributions	—	(33,236,700)	—	(15,765,614)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	68,274,044	154,211,452	568,395,497	830,628,301
Reinvestment of distributions	—	16,337,336	—	8,810,805
Cost of shares redeemed	(61,137,266)	(578,275,502)	(173,473,715)	(250,648,937)
Net increase (decrease) from capital transactions	7,136,778	(407,726,714)	394,921,782	588,790,169
CLASS N
Proceeds from shares sold	12,372,622	22,349,404	56,151,278	261,246,001
Reinvestment of distributions	—	6,680,121	—	1,715,084
Cost of shares redeemed	(14,195,779)	(111,843,544)	(46,166,493)	(201,987,284)
Net increase (decrease) from capital transactions	(1,823,157)	(82,814,019)	9,984,785	60,973,801
CLASS R6
Proceeds from shares sold	2,198,372	5,261,147	57,882,235	193,413,965
Reinvestment of distributions	—	340,939	—	1,292,551
Cost of shares redeemed	(226,247)	(1,310,714)	(40,120,287)	(21,264,966)
Net increase (decrease) from capital transactions	1,972,125	4,291,372	17,761,948	173,441,550
Net increase (decrease) in net assets resulting from capital transactions	7,285,746	(486,249,361)	422,668,515	823,205,520
Total increase (decrease) in net assets	29,067,256	(490,271,994)	436,111,371	852,835,726

NET ASSETS:
Beginning of period	466,017,251	956,289,245	1,122,051,001	269,215,275
End of period	$495,084,507	$466,017,251	$1,558,162,372	$1,122,051,001

Undistributed accumulated net investment income (loss)	$(10,765,874)	$(10,949,212)	$(51,966,812)	$(46,484,619)

The accompanying notes are an integral part of these financial statements.	(continued on p. 250)

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR DIVERSIFIED ARBITRAGE FUND		AQR EQUITY MARKET NEUTRAL FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	39,012,519	83,828,615	66,027,774	15,613,151
Shares sold	7,255,251	16,606,801	47,215,638	71,219,176
Shares issued on reinvestment of distributions	—	1,793,341	—	740,404
Shares redeemed	(6,485,265)	(63,216,238)	(14,429,349)	(21,544,957)
Shares outstanding, end of period	39,782,505	39,012,519	98,814,063	66,027,774
CLASS N
Shares outstanding, beginning of period	10,932,154	19,881,331	12,899,700	7,826,988
Shares sold	1,316,136	2,425,460	4,668,465	22,415,067
Shares issued on reinvestment of distributions	—	733,273	—	144,246
Shares redeemed	(1,509,838)	(12,107,910)	(3,842,931)	(17,486,601)
Shares outstanding, end of period	10,738,452	10,932,154	13,725,234	12,899,700
CLASS R6
Shares outstanding, beginning of period	560,186	94,204	14,839,955	12,859
Shares sold	233,908	569,248	4,805,059	16,548,221
Shares issued on reinvestment of distributions	—	37,507	—	108,526
Shares redeemed	(24,068)	(140,773)	(3,351,003)	(1,829,651)
Shares outstanding, end of period	770,026	560,186	16,294,011	14,839,955

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR GLOBAL MACRO FUND **		AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
OPERATIONS:
Net investment income (loss)	$(96,850)	$(445,659)	$(12,501,038)	$(15,756,874)
Net realized gain (loss)	(285,213)	1,091,247	187,532,851	75,392,875
Net change in unrealized appreciation (depreciation)	(817,755)	(1,140,871)	(5,854,685)	114,669,664
Net increase (decrease) in net assets resulting from operations	(1,199,818)	(495,283)	169,177,128	174,305,665

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(30,176,354)
Class N	—	—	—	(4,706,896)
Class R6	—	—	—	(7,848,604)
Total	—	—	—	(42,731,854)
Net realized gain:
Class I	—	(1,147,757)	—	(18,662,428)
Class N	—	(197,405)	—	(3,169,455)
Class R6	—	(249,638)	—	(4,720,734)
Total	—	(1,594,800)	—	(26,552,617)
Total distributions	—	(1,594,800)	—	(69,284,471)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	6,185,991	12,508,088	1,630,647,086	1,714,249,271
Reinvestment of distributions	—	1,101,710	—	37,971,044
Cost of shares redeemed	(3,080,024)	(24,519,868)	(257,719,921)	(485,335,729)
Net increase (decrease) from capital transactions	3,105,967	(10,910,070)	1,372,927,165	1,266,884,586
CLASS N
Proceeds from shares sold	486,189	6,267,519	147,906,130	289,678,694
Reinvestment of distributions	—	197,405	—	7,839,548
Cost of shares redeemed	(794,194)	(23,859,907)	(108,061,281)	(111,888,155)
Net increase (decrease) from capital transactions	(308,005)	(17,394,983)	39,844,849	185,630,087
CLASS R6
Proceeds from shares sold	4,390	5,440,435	215,020,141	456,865,260
Reinvestment of distributions	—	249,600	—	6,782,137
Cost of shares redeemed	(1,867)	(1,126,806)	(32,301,363)	(40,383,757)
Net increase (decrease) from capital transactions	2,523	4,563,229	182,718,778	423,263,640
Net increase (decrease) in net assets resulting from capital transactions	2,800,485	(23,741,824)	1,595,490,792	1,875,778,313
Total increase (decrease) in net assets	1,600,667	(25,831,907)	1,764,667,920	1,980,799,507

NET ASSETS:
Beginning of period	26,563,436	52,395,343	2,539,807,646	559,008,139
End of period	$28,164,103	$26,563,436	$4,304,475,566	$2,539,807,646

Undistributed accumulated net investment income (loss)	$75,922	$172,772	$(70,292,045)	$(57,791,007)

The accompanying notes are an integral part of these financial statements.	(continued on p. 252

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR GLOBAL MACRO FUND **		AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,093,720	3,276,016	137,770,452	37,352,680
Shares sold	700,500	1,295,462	120,563,806	136,071,032
Shares issued on reinvestment of distributions	—	120,274	—	2,911,890
Shares redeemed	(348,592)	(2,598,032)	(19,107,828)	(38,565,150)
Shares outstanding, end of period	2,445,628	2,093,720	239,226,430	137,770,452
CLASS N
Shares outstanding, beginning of period	357,773	2,181,378	22,112,585	7,468,130
Shares sold	55,987	653,532	11,031,323	23,006,638
Shares issued on reinvestment of distributions	—	21,717	—	604,437
Shares redeemed	(89,343)	(2,498,854)	(8,040,671)	(8,966,620)
Shares outstanding, end of period	324,417	357,773	25,103,237	22,112,585
CLASS R6
Shares outstanding, beginning of period	482,492	10,855	34,579,765	1,335,480
Shares sold	490	562,070	15,870,098	35,852,243
Shares issued on reinvestment of distributions	—	27,249	—	519,306
Shares redeemed	(214)	(117,682)	(2,383,955)	(3,127,264)
Shares outstanding, end of period	482,768	482,492	48,065,908	34,579,765

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
OPERATIONS:
Net investment income (loss)	$(13,798,773)	$(37,816,221)	$(418,296)	$(1,064,934)
Net realized gain (loss)	215,599,995	(9,526,359)	(4,344,506)	21,095,231
Net change in unrealized appreciation (depreciation)	(210,244,773)	48,509,415	(3,669,750)	1,495,116
Net increase (decrease) in net assets resulting from operations	(8,443,551)	1,166,835	(8,432,552)	21,525,413

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(20,956,045)	—	(4,217,596)
Class N	—	(4,106,578)	—	(266,235)
Class R6	—	(5,347,752)	—	(4,773,617)
Total	—	(30,410,375)	—	(9,257,448)
Net realized gain:
Class I	—	(39,203,993)	—	—
Class N	—	(7,682,473)	—	—
Class R6	—	(10,004,428)	—	—
Total	—	(56,890,894)	—	—
Total distributions	—	(87,301,269)	—	(9,257,448)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	314,052,177	1,640,556,468	19,963,017	93,980,312
Reinvestment of distributions	—	41,668,005	—	3,133,938
Cost of shares redeemed	(509,042,601)	(1,489,688,316)	(25,120,222)	(77,036,497)
Net increase (decrease) from capital transactions	(194,990,424)	192,536,157	(5,157,205)	20,077,753
CLASS N
Proceeds from shares sold	39,130,614	472,919,773	2,282,685	6,991,689
Reinvestment of distributions	—	11,784,766	—	266,235
Cost of shares redeemed	(64,885,321)	(107,164,483)	(2,641,912)	(2,231,532)
Net increase (decrease) from capital transactions	(25,754,707)	377,540,056	(359,227)	5,026,392
CLASS R6
Proceeds from shares sold	80,409,821	693,614,602	17,215,023	65,280,626
Reinvestment of distributions	—	14,120,098	—	3,340,958
Cost of shares redeemed	(82,718,444)	(182,572,738)	(1,918,595)	(5,301,531)
Net increase (decrease) from capital transactions	(2,308,623)	525,161,962	15,296,428	63,320,053
Net increase (decrease) in net assets resulting from capital transactions	(223,053,754)	1,095,238,175	9,779,996	88,424,198
Total increase (decrease) in net assets	(231,497,305)	1,009,103,741	1,347,444	100,692,163

NET ASSETS:
Beginning of period	3,497,851,475	2,488,747,734	203,218,551	102,526,388
End of period	$3,266,354,170	$3,497,851,475	$204,565,995	$203,218,551

Undistributed accumulated net investment income (loss)	$(268,107,478)	$(254,308,705)	$1,392,208	$1,810,504

The accompanying notes are an integral part of these financial statements.	(continued on p. 254

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	253,175,292	234,044,091	15,023,251	12,690,552
Shares sold	32,849,749	170,130,941	3,101,147	15,068,409
Shares issued on reinvestment of distributions	—	4,363,142	—	502,234
Shares redeemed	(53,292,191)	(155,362,882)	(3,923,370)	(13,237,944)
Shares outstanding, end of period	232,732,850	253,175,292	14,201,028	15,023,251
CLASS N
Shares outstanding, beginning of period	49,655,549	10,628,943	1,167,206	374,027
Shares sold	4,122,718	49,000,755	360,351	1,101,418
Shares issued on reinvestment of distributions	—	1,240,502	—	43,150
Shares redeemed	(6,842,495)	(11,214,651)	(435,458)	(351,389)
Shares outstanding, end of period	46,935,772	49,655,549	1,092,099	1,167,206
CLASS R6
Shares outstanding, beginning of period	65,492,180	10,345,164	16,318,860	5,175,399
Shares sold	8,367,945	72,614,796	2,770,148	11,426,208
Shares issued on reinvestment of distributions	—	1,476,997	—	534,553
Shares redeemed	(8,595,398)	(18,944,777)	(297,794)	(817,300)
Shares outstanding, end of period	65,264,727	65,492,180	18,791,214	16,318,860

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR RISK PARITY FUND**		AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
OPERATIONS:
Net investment income (loss)	$536,641	$(1,058,063)	$85,237	$(151,494)
Net realized gain (loss)	20,552,491	35,336,470	2,694,697	4,585,967
Net change in unrealized appreciation (depreciation)	2,273,729	11,516,218	(1,082,586)	1,220,264
Net increase (decrease) in net assets resulting from operations	23,362,861	45,794,625	1,697,348	5,654,737

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(8,365,046)	—	(627,027)
Class N	—	(365,427)	—	(70,031)
Class R6	—	(825,764)	—	(36,784)
Total	—	(9,556,237)	—	(733,842)
Net realized gain:
Class I	—	(15,160,890)	—	(1,299,453)
Class N	—	(757,131)	—	(179,001)
Class R6	—	(1,446,368)	—	(73,147)
Total	—	(17,364,389)	—	(1,551,601)
Total distributions	—	(26,920,626)	—	(2,285,443)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	48,710,869	86,230,896	9,741,947	26,776,206
Reinvestment of distributions	—	23,045,872	—	1,709,991
Cost of shares redeemed	(36,499,647)	(274,300,216)	(10,759,574)	(26,035,541)
Net increase (decrease) from capital transactions	12,211,222	(165,023,448)	(1,017,627)	2,450,656
CLASS N
Proceeds from shares sold	5,781,211	5,286,651	3,486,059	2,390,229
Reinvestment of distributions	—	1,106,497	—	248,801
Cost of shares redeemed	(4,879,889)	(12,139,315)	(3,496,230)	(1,987,408)
Net increase (decrease) from capital transactions	901,322	(5,746,167)	(10,171)	651,622
CLASS R6
Proceeds from shares sold	2,811,145	34,999,379	38,229	2,498,129
Reinvestment of distributions	—	2,272,132	—	106,924
Cost of shares redeemed	(2,100,000)	(2,805,200)	—	(2,326,557)
Net increase (decrease) from capital transactions	711,145	34,466,311	38,229	278,496
Net increase (decrease) in net assets resulting from capital transactions	13,823,689	(136,303,304)	(989,569)	3,380,774
Total increase (decrease) in net assets	37,186,550	(117,429,305)	707,779	6,750,068

NET ASSETS:
Beginning of period	400,348,661	517,777,966	55,545,999	48,795,931
End of period	$437,535,211	$400,348,661	$56,253,778	$55,545,999

Undistributed accumulated net investment income (loss)	$5,998,657	$5,462,016	$491,434	$406,197

The accompanying notes are an integral part of these financial statements.	(continued on p. 256

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR RISK PARITY FUND**		AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	37,411,773	54,203,404	5,479,411	5,250,810
Shares sold	5,020,465	8,965,775	1,112,400	3,133,414
Shares issued on reinvestment of distributions	—	2,491,445	—	206,023
Shares redeemed	(3,727,238)	(28,248,851)	(1,231,875)	(3,110,836)
Shares outstanding, end of period	38,705,000	37,411,773	5,359,936	5,479,411
CLASS N
Shares outstanding, beginning of period	1,827,019	2,424,293	780,920	704,394
Shares sold	580,438	551,916	397,858	281,645
Shares issued on reinvestment of distributions	—	119,751	—	29,940
Shares redeemed	(509,387)	(1,268,941)	(401,066)	(235,059)
Shares outstanding, end of period	1,898,070	1,827,019	777,712	780,920
CLASS R6
Shares outstanding, beginning of period	3,638,709	307,370	337,040	310,087
Shares sold	295,721	3,396,345	4,334	314,776
Shares issued on reinvestment of distributions	—	245,371	—	12,898
Shares redeemed	(214,944)	(310,377)	—	(300,721)
Shares outstanding, end of period	3,719,486	3,638,709	341,374	337,040

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR RISK PARITY II MV FUND**		AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
OPERATIONS:
Net investment income (loss)	$105,882	$(222,445)	$(16,116,121)	$(38,653,409)
Net realized gain (loss)	2,864,759	6,306,756	101,944,108	(224,319,004)
Net change in unrealized appreciation (depreciation)	(1,030,146)	1,833,527	(34,734,564)	236,995,010
Net increase (decrease) in net assets resulting from operations	1,940,495	7,917,838	51,093,423	(25,977,403)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:	—	—	—	—
Class I	—	(727,667)	—	(38,510,727)
Class N	—	(38,536)	—	(3,276,100)
Class R6	—	(6,409)	—	(22,466,055)
Total	—	(772,612)	—	(64,252,882)
Net realized gain:
Class I	—	(2,123,563)	—	—
Class N	—	(160,468)	—	—
Class R6	—	(17,038)	—	—
Total	—	(2,301,069)	—	—
Total distributions	—	(3,073,681)	—	(64,252,882)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	3,810,138	29,159,017	602,300,032	1,885,360,726
Reinvestment of distributions	—	2,671,414	—	33,715,714
Cost of shares redeemed	(8,163,769)	(43,280,962)	(458,649,220)	(942,395,923)
Net increase (decrease) from capital transactions	(4,353,631)	(11,450,531)	143,650,812	976,680,517
CLASS N
Proceeds from shares sold	135,938	5,931,482	29,352,725	235,255,329
Reinvestment of distributions	—	198,845	—	3,233,851
Cost of shares redeemed	(2,001,816)	(5,128,783)	(46,060,842)	(136,383,628)
Net increase (decrease) from capital transactions	(1,865,878)	1,001,544	(16,708,117)	102,105,552
CLASS R6
Proceeds from shares sold	—	467,405	239,960,311	1,144,901,288
Reinvestment of distributions	—	23,447	—	19,653,750
Cost of shares redeemed	(4,000)	(5,000)	(284,457,202)	(180,244,147)
Net increase (decrease) from capital transactions	(4,000)	485,852	(44,496,891)	984,310,891
Net increase (decrease) in net assets resulting from capital transactions	(6,223,509)	(9,963,135)	82,445,804	2,063,096,960
Total increase (decrease) in net assets	(4,283,014)	(5,118,978)	133,539,227	1,972,866,675

NET ASSETS:
Beginning of period	85,139,739	90,258,717	3,801,614,094	1,828,747,419
End of period	$80,856,725	$85,139,739	$3,935,153,321	$3,801,614,094

Undistributed accumulated net investment income (loss)	$447,614	$341,732	$(156,907,387)	$(140,791,266)

The accompanying notes are an integral part of these financial statements.	(continued on p. 258

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR RISK PARITY II MV FUND**		AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	8,787,446	10,090,660	228,188,253	132,222,963
Shares sold	412,705	3,215,809	59,890,846	186,181,598
Shares issued on reinvestment of distributions	—	300,497	—	3,391,923
Shares redeemed	(882,939)	(4,819,520)	(45,834,696)	(93,608,231)
Shares outstanding, end of period	8,317,212	8,787,446	242,244,403	228,188,253
CLASS N
Shares outstanding, beginning of period	632,594	499,865	19,081,538	9,168,045
Shares sold	14,867	668,526	2,936,792	23,236,438
Shares issued on reinvestment of distributions	—	22,443	—	326,322
Shares redeemed	(219,217)	(558,240)	(4,613,208)	(13,649,267)
Shares outstanding, end of period	428,244	632,594	17,405,122	19,081,538
CLASS R6
Shares outstanding, beginning of period	67,769	11,671	135,855,853	38,861,071
Shares sold	—	54,018	23,931,213	112,887,115
Shares issued on reinvestment of distributions	—	2,640	—	1,975,251
Shares redeemed	(433)	(560)	(28,251,966)	(17,867,584)
Shares outstanding, end of period	67,336	67,769	131,535,100	135,855,853

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
OPERATIONS:
Net investment income (loss)	$(453,593)	$(1,995,602)
Net realized gain (loss)	5,384,644	(7,790,440)
Net change in unrealized appreciation (depreciation)	(1,092,535)	10,768,951
Net increase (decrease) in net assets resulting from operations	3,838,516	982,909

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:	—	—
Class I	—	(795,349)
Class N	—	(118,822)
Class R6	—	(249,839)
Total	—	(1,164,010)
Net realized gain:
Class I	—	(508,606)
Class N	—	(75,984)
Class R6	—	(159,765)
Total	—	(744,355)
Total distributions	—	(1,908,365)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	96,781,223	311,386,784
Reinvestment of distributions	—	1,291,847
Cost of shares redeemed	(61,386,832)	(212,924,851)
Net increase (decrease) from capital transactions	35,394,391	99,753,780
CLASS N
Proceeds from shares sold	5,579,362	46,356,991
Reinvestment of distributions	—	194,718
Cost of shares redeemed	(14,206,341)	(17,229,454)
Net increase (decrease) from capital transactions	(8,626,979)	29,322,255
CLASS R6
Proceeds from shares sold	8,242,861	75,648,609
Reinvestment of distributions	—	409,604
Cost of shares redeemed	(1,062,929)	(7,420,574)
Net increase (decrease) from capital transactions	7,179,932	68,637,639
Net increase (decrease) in net assets resulting from capital transactions	33,947,344	197,713,674
Total increase (decrease) in net assets	37,785,860	196,788,218

NET ASSETS:
Beginning of period	384,580,671	187,792,453
End of period	$422,366,531	$384,580,671

Undistributed accumulated net investment income (loss)	$(5,891,041)	$(5,437,448)

The accompanying notes are an integral part of these financial statements.	(continued on p. 260

AQR Funds	Semi-Annual Report	June 2017

Statements of Changes in Net Assets	June 30, 2017

	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	24,164,696	14,645,410
Shares sold	9,240,313	29,820,289
Shares issued on reinvestment of distributions	—	123,977
Shares redeemed	(5,868,778)	(20,424,980)
Shares outstanding, end of period	27,536,231	24,164,696
CLASS N
Shares outstanding, beginning of period	4,098,530	1,294,548
Shares sold	534,704	4,443,549
Shares issued on reinvestment of distributions	—	18,759
Shares redeemed	(1,366,326)	(1,658,326)
Shares outstanding, end of period	3,266,908	4,098,530
CLASS R6
Shares outstanding, beginning of period	8,688,585	2,132,230
Shares sold	786,743	7,229,751
Shares issued on reinvestment of distributions	—	39,272
Shares redeemed	(100,885)	(712,668)
Shares outstanding, end of period	9,374,443	8,688,585

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Cash Flows	June 30, 2017 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR LONG-SHORT EQUITY FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$21,781,510	$13,442,856	$169,177,128
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(390,287,720)	(231,278,637)	(680,653,424)
Payments to cover short securities	(115,215,489)	(202,088,320)	(458,038,857)
Proceeds from securities sold short	61,365,289	257,999,630	727,900,166
Proceeds from sale of securities	491,438,327	156,064,901	331,925,595
Proceeds from written options	51,447	—	—
(Purchases) sales of short-term investments, net	(69,076,078)	(259,099,316)	(1,528,968,857)
Realized (gain) loss on investments in securities	(24,111,539)	(14,937,098)	(23,404,219)
Realized (gain) loss on securities sold short	10,628,399	24,095,288	50,349,543
Realized (gain) loss on written options	(51,447)	—	—
Change in unrealized (appreciation) depreciation on investments in securities	(16,966,254)	(46,328,423)	(107,200,235)
Change in unrealized (appreciation) depreciation on securities sold short	13,595,856	23,014,992	58,849,419
Amortization (accretion) of bond premium (discount)	(365,944)	(1,051,563)	(4,325,150)
(Increases) decreases in operating assets:
Due from brokers	17,810,062	(216,147,551)	(142,065,922)
Unrealized appreciation on forward foreign currency exchange contracts	(55,621)	479,475	(9,037,877)
Unrealized appreciation on OTC swaps	(2,598,141)	60,137,493	49,932,317
Deposits with brokers for exchange-traded and centrally cleared derivatives	658,876	(83)	(30,296,517)
Variation margin on exchange-traded and centrally cleared derivatives	(12,843)	—	—
Receivable for securities sold	(17,379,980)	11,154,619	84,356,339
Foreign tax reclaim	10,325	(604,834)	(1,476,944)
Dividends and interest	117,654	(495,939)	(1,126,018)
Prepaid expenses	5,843	730	(32,319)
Increases (decreases) in operating liabilities
Due to broker	3,895,477	(1,630,000)	37,824,996
Unrealized depreciation on forward foreign currency exchange contracts	507,867	1,380,944	(2,130,070)
Unrealized depreciation on OTC swaps	54,477	4,962,198	(2,898,762)
Variation margin on exchange-traded and centrally cleared derivatives	29,473	—	640,826
Payable for securities purchased	6,993,381	2,507,786	(53,272,763)
Accrued investment advisory fees	(23,119)	435,743	1,520,946
Accrued distribution fees—Class N	(753)	2,861	13,762
Accrued Trustees fees	85	(14)	—
Dividends and Interest payable on securities sold short and reverse repurchase agreements	(31,778)	151,866	578,641
Other accrued expenses and liabilities	59,045	135,589	358,871
Net cash provided by (used in) operating activities	$(7,173,313)	$(417,694,807)	$(1,531,499,385)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	83,318,573	682,378,604	1,974,618,363
Payments on shares redeemed	(76,271,434)	(259,781,345)	(399,206,865)
Net cash provided by (used in) financing activities	$7,047,139	$422,597,259	$1,575,411,498
Net change in cash and cash denominated in foreign currencies	(126,174)	4,902,452	43,912,113
Cash, beginning of period	1,702,227	5,795,599	2,682,225
Cash, end of period	$1,576,053	$10,698,051	$46,594,338

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $801,500, $1,467,360 and $3,162,186, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Cash Flows	June 30, 2017 (Unaudited)

	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK PARITY II HV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(8,443,551)	$1,697,348	$51,093,423
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(1,236,127,125)	(6,562,187)	(249,543,047)
Payments to cover short securities	(1,149,598,160)	—	(350,448,743)
Proceeds from securities sold short	919,585,210	—	265,367,554
Proceeds from sale of securities	1,645,249,946	8,289,322	365,083,270
(Purchases) sales of short-term investments, net	(852,309,390)	(3,288,293)	(366,684,865)
Realized (gain) loss on investments in securities	(121,545,816)	52,235	(22,377,205)
Realized (gain) loss on securities sold short	60,063,303	—	50,364,101
Realized (gain) loss on written options	(313,312)	—	—
Change in unrealized (appreciation) depreciation on investments in securities	26,613,983	(706,469)	(164,467,915)
Change in unrealized (appreciation) depreciation on securities sold short	27,727,410	—	108,989,715
Change in unrealized (appreciation) depreciation on written options	4,773,892	—	—
Amortization (accretion) of bond premium (discount)	(670,332)	(174,126)	(3,080,564)
(Increases) decreases in operating assets:
Due from brokers	779,277,092	13,267	69,994,434
Repurchase Agreements	—	3,279,000	—
Unrealized appreciation on forward foreign currency exchange contracts	(15,762,176)	172,101	(35,695,441)
Unrealized appreciation on OTC swaps	150,216,658	101,586	159,529,374
Deposits with brokers for exchange-traded and centrally cleared derivatives	(22,113,319)	326,617	14,098,708
Variation margin on exchange-traded and centrally cleared derivatives	2,002,457	(75,278)	(4,518,625)
Receivable for securities sold	(174,589,375)	(226,513)	82,003,278
Foreign tax reclaim	276,796	—	(1,269,620)
Dividends and interest	(874,686)	2,341	(513,598)
Prepaid expenses	9,769	13,259	165,956
Increases (decreases) in operating liabilities
Due to broker	(2,248,718)	57,964	42,681,236
Unrealized depreciation on forward foreign currency exchange contracts	(2,260,283)	192,580	7,772,535
Unrealized depreciation on OTC swaps	(2,943,447)	72,585	(25,110,542)
Deposits from brokers for exchange-traded and centrally cleared derivatives	(393,510)	—	662,922
Variation margin on exchange-traded and centrally cleared derivatives	2,612,999	(94,195)	(2,459,756)
Payable for securities purchased	161,953,306	103,307	(102,895,032)
Accrued investment advisory fees	(437,754)	11,263	219,734
Accrued distribution fees—Class N	(8,275)	148	(3,691)
Accrued Trustees fees	(76)	(2)	(66)
Dividends and Interest payable on securities sold short and reverse repurchase agreements	(581,373)	—	67,122
Interest payable for reverse repurchase agreements	—	(548)	—
Other accrued expenses and liabilities	192,568	36,964	78,387
Net cash provided by (used in) operating activities	$189,334,711	$3,294,276	$(110,896,961)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	434,603,302	13,126,947	871,255,142
Net change in reverse repurchase agreements	—	(2,107,887)	—
Payments on shares redeemed	(662,210,567)	(14,099,885)	(793,619,967)
Net cash provided by (used in) financing activities	$(227,607,265)	$(3,080,825)	$77,635,175
Net change in cash and cash denominated in foreign currencies	(38,272,554)	213,451	(33,261,786)
Cash, beginning of period	69,456,664	18,069	48,618,242
Cash, end of period	$31,184,110	$231,520	$15,356,456

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $504,250, $51,305 and $4,701,142, respectively.

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Statements of Cash Flows	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND**
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase(decrease) in net assets resulting from operations	$3,838,516
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(12,171,035)
Payments to cover short securities	(21,172,529)
Proceeds from securities sold short	15,954,759
Proceeds from sale of securities	18,384,499
(Purchases) sales of short-term investments, net	(47,801,042)
Realized (gain) loss on investments in securities	(967,802)
Realized (gain) loss on securities sold short	3,081,210
Change in unrealized (appreciation) depreciation on investments in securities	(9,495,365)
Change in unrealized (appreciation) depreciation on securities sold short	5,876,429
Amortization (accretion) of bond premium (discount)	(382,511)
(Increases) decreases in operating assets:
Due from brokers	2,155,599
Unrealized appreciation on forward foreign currency exchange contracts	(1,599,388)
Unrealized appreciation on OTC swaps	8,533,628
Deposits with brokers for exchange-traded and centrally cleared derivatives	461,559
Variation margin on exchange-traded and centrally cleared derivatives	(352,270)
Receivable for securities sold	4,790,524
Foreign tax reclaim	(61,194)
Dividends and interest	(86,630)
Prepaid expenses	18,917
Increases (decreases) in operating liabilities
Due to broker	2,005,083
Unrealized depreciation on forward foreign currency exchange contracts	128,724
Unrealized depreciation on OTC swaps	(1,147,071)
Variation margin on exchange-traded and centrally cleared derivatives	201,893
Payable for securities purchased	(5,054,427)
Accrued investment advisory fees	13,010
Accrued distribution fees—Class N	(1,783)
Accrued Trustees fees	(5)
Dividends and Interest payable on securities sold short and reverse repurchase agreements	201
Other accrued expenses and liabilities	52,213
Net cash provided by (used in) operating activities	$(34,796,288)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	110,981,906
Payments on shares redeemed	(76,565,990)
Net cash provided by (used in) financing activities	$34,415,916
Net change in cash and cash denominated in foreign currencies	(380,372)
Cash, beginning of period	1,347,565
Cash, end of period	$967,193

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $267,844.

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.23	0.01	0.42	0.43	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.21	0.07	0.61	0.68	(0.66)	—	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	0.07	(0.55)	(0.48)	(0.45)	—	—	(0.45)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.91	0.23	(0.80)	(0.57)	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.05	0.17	0.02	0.19	(0.18)	(0.06)	(0.09)	(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.89	0.10 [6]	0.24	0.34	(0.13)	(0.05)	—	(0.18)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.23	(0.01)	0.42	0.41	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.21	0.05	0.60	0.65	(0.63)	—	—	(0.63)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.10	0.03	(0.51)	(0.48)	(0.41)	—	—	(0.41)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.87	0.21	(0.81)	(0.60)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.01	0.13	0.04	0.17	(0.16)	(0.06)	(0.09)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.85	0.06 [6]	0.24	0.30	(0.09)	(0.05)	—	(0.14)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.21	0.01	0.42	0.43	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.20	0.12	0.56	0.68	(0.67)	—	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.13	0.09	(0.55)	(0.46)	(0.47)	—	—	(0.47)
FOR THE PERIOD 9/02/14[7]—12/31/14	$11.00	0.16	(0.82)	(0.66)	(0.21)	—	—	(0.21)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$11.97	(0.05)	0.18	0.13	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.48	(0.13)	0.80	0.67	(0.18)	(0.00)[8]	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.15)	1.91	1.76	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[8]	(0.59)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$11.95	(0.07)	0.19	0.12	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.47	(0.15)	0.77	0.62	(0.14)	(0.00)[8]	—	(0.14)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.19)	1.94	1.75	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.03)	0.62	0.59	(0.58)	—	(0.00)[8]	(0.58)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$11.97	(0.05)	0.19	0.14	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.49	(0.14)	0.81	0.67	(0.19)	(0.00)[8]	—	(0.19)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.13)	1.90	1.77	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[8]	(0.59)
AQR GLOBAL MACRO FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.06	(0.03)	(0.36)	(0.39)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.60	(0.11)	0.12 [11]	0.01	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.15)	0.32	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[10]—12/31/14	$10.00	(0.10)	0.06	(0.04)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$8.99	(0.05)	(0.35)	(0.40)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.55	(0.13)	0.12 [11]	(0.01)	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.92	(0.16)	0.30	0.14	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[10]—12/31/14	$10.00	(0.12)	0.06	(0.06)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.07	(0.03)	(0.37)	(0.40)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.60	(0.10)	0.12 [11]	0.02	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.14)	0.31	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 9/02/14[7]—12/31/14	$9.72	(0.04)	0.28	0.24	—	(0.02)	—	(0.02)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.66	4.55%	$384,116	2.15%	2.08%	1.20%	0.13%	114%
$9.23	7.51%	$359,989	2.36%	2.27%	1.20%	0.78%	277%
$9.21	(4.67)%	$772,394	2.44%	2.42%	1.19%	0.71%	249%
$10.14	(5.25)%	$1,546,685	1.88%	1.88%	1.20%	2.07%	380%
$10.91	1.75%	$1,876,481	1.64%	1.64%	1.20%	1.52%	349%
$11.05	3.13%	$1,752,724	2.32%	2.30%	1.21%	0.88%[6]	312%

$9.64	4.44%	$103,545	2.40%	2.33%	1.45%	(0.13)%	114%
$9.23	7.15%	$100,869	2.61%	2.52%	1.44%	0.53%	277%
$9.21	(4.75)%	$183,029	2.69%	2.67%	1.45%	0.32%	249%
$10.10	(5.51)%	$678,528	2.12%	2.12%	1.44%	1.99%	380%
$10.87	1.51%	$836,355	1.88%	1.88%	1.44%	1.21%	349%
$11.01	2.83%	$761,371	2.62%	2.62%	1.52%	0.57%[6]	312%

$9.64	4.67%	$7,424	2.05%	1.98%	1.10%	0.26%	114%
$9.21	7.52%	$5,159	2.27%	2.18%	1.10%	1.26%	277%
$9.20	(4.55)%	$866	2.36%	2.33%	1.10%	0.92%	249%
$10.13	(5.99)%	$94	1.94%	1.94%	1.10%	4.69%	380%

$12.10	1.09%	$1,195,283	2.56%	2.56%	1.29%	(0.79)%	103%
$11.97	5.85%	$790,179	2.13%	2.13%	1.28%	(1.15)%	227%
$11.48	17.60%	$179,312	2.17%[9]	1.90%	1.25%	(1.36)%	383%
$10.01	5.93%	$1,445	4.57%[9]	1.63%	1.30%	(1.04)%	152%

$12.07	1.00%	$165,607	2.82%	2.82%	1.55%	(1.15)%	103%
$11.95	5.43%	$154,189	2.40%	2.40%	1.55%	(1.27)%	227%
$11.47	17.43%	$89,755	2.41%[9]	2.16%	1.51%	(1.69)%	383%
$10.01	5.88%	$1,233	4.83%[9]	1.88%	1.55%	(1.29)%	152%

$12.11	1.17%	$197,272	2.47%	2.47%	1.20%	(0.82)%	103%
$11.97	5.82%	$177,683	2.05%	2.05%	1.20%	(1.22)%	227%
$11.49	17.72%	$148	3.05%[9]	1.85%	1.20%	(1.26)%	383%
$10.01	5.95%	$3,210	4.49%[9]	1.53%	1.20%	(0.95)%	152%

$8.67	(4.30)%	$21,192	2.32%	1.42%	1.42%	(0.68)%	0%
$9.06	0.02%	$18,972	1.98%	1.41%	1.41%	(1.12)%	0%
$9.60	1.71%	$31,453	1.78%[9]	1.38%	1.38%	(1.45)%	0%
$9.94	(0.42)%	$35,466	2.24%[9]	1.45%	1.45%	(1.44)%	0%

$8.59	(4.45)%	$2,786	2.60%	1.70%	1.70%	(1.07)%	0%
$8.99	(0.19)%	$3,217	2.17%	1.65%	1.65%	(1.35)%	0%
$9.55	1.41%	$20,838	1.88%[9]	1.70%	1.70%	(1.56)%	0%
$9.92	(0.62)%	$1,050	2.49%[9]	1.70%	1.70%	(1.69)%	0%

$8.67	(4.41)%	$4,186	2.25%	1.35%	1.35%	(0.65)%	0%
$9.07	0.14%	$4,374	1.95%	1.35%	1.35%	(1.09)%	0%
$9.60	1.71%	$104	1.72%[9]	1.35%	1.35%	(1.41)%	0%
$9.94	2.45%	$102	2.02%[9]	1.35%	1.35%	(1.37)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$13.07	(0.05)	0.76	0.71	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.12	(0.14)	1.48	1.34	(0.24)	(0.15)	—	(0.39)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.00	1.85	(0.58)	(0.02)	—	(0.60)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.14)	1.67	1.53	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.06)	1.17	1.11	(0.67)	(0.23)	—	(0.90)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$13.00	(0.08)	0.77	0.69	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.07	(0.17)	1.47	1.30	(0.22)	(0.15)	—	(0.37)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.84	(0.19)	2.01	1.82	(0.57)	(0.02)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.20)	1.70	1.50	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.07)	1.17	1.10	(0.66)	(0.23)	—	(0.89)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$13.08	(0.05)	0.78	0.73	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.13	(0.14)	1.49	1.35	(0.25)	(0.15)	—	(0.40)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.02	1.87	(0.59)	(0.02)	—	(0.61)
FOR THE PERIOD 9/02/14[7]—12/31/14	$11.05	(0.08)	0.78	0.70	(0.75)	(0.10)	(0.03)	(0.88)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.50	(0.04)	0.01	(0.03)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.76	(0.11)	0.09	(0.02)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.76	(0.15)	1.05	0.90	(0.74)	(0.16)	—	(0.90)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.78	(0.14)	0.85	0.71	(0.73)	—	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.90	(0.17)	0.61	0.44	(0.44)	(0.12)	—	(0.56)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.70	(0.17)	0.40	0.23	(0.01)	(0.02)	—	(0.03)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.45	(0.05)	0.02	(0.03)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.74	(0.13)	0.08	(0.05)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.74	(0.17)	1.05	0.88	(0.72)	(0.16)	—	(0.88)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.76	(0.17)	0.85	0.68	(0.70)	—	—	(0.70)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.89	(0.20)	0.61	0.41	(0.42)	(0.12)	—	(0.54)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.69	(0.23)	0.45	0.22	—	(0.02)	—	(0.02)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.51	(0.03)	0.01	(0.02)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.76	(0.09)	0.08	(0.01)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.75	(0.13)	1.05	0.92	(0.75)	(0.16)	—	(0.91)
FOR THE PERIOD 9/02/14[7]—12/31/14	$9.88	(0.11)	0.71	0.60	(0.73)	—	—	(0.73)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.78	5.43%	$3,297,034	2.44%	2.44%	1.27%	(0.72)%	116%
$13.07	11.09%	$1,799,994	1.99%	1.99%	1.28%	(1.12)%	247%
$12.12	17.04%	$452,667	1.86%	1.81%	1.27%	(1.28)%	303%
$10.87	14.91%	$43,667	2.34%	1.30%	1.30%	(1.26)%	0%
$10.21	11.17%	$5,246	3.56%[9]	1.30%	1.30%	(1.29)%	0%

$13.69	5.31%	$343,668	2.71%	2.71%	1.54%	(1.13)%	116%
$13.00	10.80%	$287,362	2.25%	2.25%	1.54%	(1.39)%	247%
$12.07	16.79%	$90,141	2.12%	2.07%	1.53%	(1.58)%	303%
$10.84	14.55%	$10,688	2.46%	1.55%	1.55%	(1.81)%	0%
$10.21	11.04%	$910	5.49%[9]	1.55%	1.55%	(1.54)%	0%

$13.81	5.58%	$663,774	2.33%	2.33%	1.16%	(0.67)%	116%
$13.08	11.13%	$452,452	1.90%	1.90%	1.19%	(1.07)%	247%
$12.13	17.16%	$16,200	1.77%	1.74%	1.20%	(1.21)%	303%
$10.87	6.19%	$427	1.99%	1.20%	1.20%	(2.21)%	0%

$9.47	(0.21)%	$2,205,108	2.28%	2.28%	1.98%	(0.80)%	202%
$9.50	(0.20)%	$2,405,511	2.47%	2.47%	1.97%	(1.10)%	261%
$9.76	9.25%	$2,284,285	2.41%	2.41%	1.97%	(1.44)%	208%
$9.76	7.31%	$1,443,799	3.67%	3.65%	1.98%	(1.46)%	204%
$9.78	4.46%	$1,453,977	3.37%	3.34%	1.98%	(1.67)%	137%
$9.90	2.36%	$808,262	3.60%	3.52%	1.98%	(1.73)%	208%

$9.42	(0.32)%	$441,965	2.54%	2.54%	2.23%	(1.07)%	202%
$9.45	(0.51)%	$469,478	2.73%	2.73%	2.23%	(1.31)%	261%
$9.74	9.02%	$103,504	2.68%	2.67%	2.23%	(1.66)%	208%
$9.74	7.03%	$84,480	3.96%	3.91%	2.23%	(1.75)%	204%
$9.76	4.16%	$74,641	3.66%	3.59%	2.23%	(1.95)%	137%
$9.89	2.22%	$43,104	3.93%	3.76%	2.23%	(2.32)%	208%

$9.49	(0.21)%	$619,281	2.18%	2.18%	1.87%	(0.71)%	202%
$9.51	(0.10)%	$622,862	2.38%	2.38%	1.88%	(0.94)%	261%
$9.76	9.44%	$100,959	2.33%	2.32%	1.88%	(1.29)%	208%
$9.75	6.19%	$35,228	3.21%	3.14%	1.88%	(3.41)%	204%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$6.25	(0.01)	(0.24)	(0.25)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.62	(0.04)	0.97	0.93	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.98	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.29	(0.08)	(1.23)	(1.31)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.87	(0.09)	(1.49)	(1.58)	—	—	—	—
FOR THE PERIOD 7/09/12[10]—12/31/12	$10.00	(0.05)	(0.08)	(0.13)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$6.18	(0.02)	(0.24)	(0.26)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.57	(0.06)	0.96	0.90	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.94	(0.08)	(1.29)	(1.37)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.27	(0.11)	(1.22)	(1.33)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.86	(0.11)	(1.48)	(1.59)	—	—	—	—
FOR THE PERIOD 7/09/12[10]—12/31/12	$10.00	(0.06)	(0.08)	(0.14)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$6.26	(0.01)	(0.24)	(0.25)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.63	(0.04)	0.97	0.93	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.99	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE PERIOD 9/02/14[7]—12/31/14	$8.60	(0.02)	(1.59)	(1.61)	—	—	—	—
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.34	0.01	0.52	0.53	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.09	(0.02)	0.94	0.92	(0.24)	(0.43)	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.07)	(0.75)	(0.82)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.77	(0.04)	0.81	0.77	(0.30)	(1.10)	—	(1.40)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.49	(0.07)	0.08 [11]	0.01	(0.27)	(0.46)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.62	—	1.49	1.49	(0.14)	(0.48)	—	(0.62)
AQR RISK PARITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.32	(0.00)[8]	0.52	0.52	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.08	(0.04)	0.92	0.88	(0.21)	(0.43)	—	(0.64)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.10)	(0.73)	(0.83)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.76	(0.07)	0.80	0.73	(0.25)	(1.10)	—	(1.35)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.47	(0.11)	0.08 [11]	(0.03)	(0.22)	(0.46)	—	(0.68)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.59	(0.03)	1.50	1.47	(0.11)	(0.48)	—	(0.59)
AQR RISK PARITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.34	0.02	0.52	0.54	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.10	(0.04)	0.95	0.91	(0.24)	(0.43)	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.04)	(0.77)	(0.81)	—	(0.23)	—	(0.23)
FOR THE PERIOD 9/02/14[7]—12/31/14	$12.01	(0.04)	(0.43)[11]	(0.47)	(0.30)	(1.10)	—	(1.40)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$6.00	(4.00)%	$85,146	1.07%	1.00%	1.00%	(0.42)%	0%
$6.25	16.58%	$93,849	1.04%	0.96%	0.96%	(0.65)%	0%
$5.62	(19.48)%	$71,321	1.14%	0.94%	0.94%	(0.88)%	0%
$6.98	(15.80)%	$46,443	1.34%	1.01%	1.01%	(1.00)%	0%
$8.29	(16.01)%	$28,375	1.32%	1.05%	1.05%	(1.05)%	0%
$9.87	(1.30)%	$63,331	1.72%	1.05%	1.05%	(1.04)%	0%

$5.92	(4.21)%	$6,470	1.32%	1.25%	1.25%	(0.72)%	0%
$6.18	16.16%	$7,214	1.33%	1.25%	1.25%	(0.97)%	0%
$5.57	(19.74)%	$2,083	1.48%	1.25%	1.25%	(1.21)%	0%
$6.94	(16.08)%	$4,764	1.59%	1.26%	1.26%	(1.25)%	0%
$8.27	(16.13)%	$3,861	1.70%	1.30%	1.30%	(1.28)%	0%
$9.86	(1.40)%	$2,206	4.00%	1.30%	1.30%	(1.30)%	0%

$6.01	(3.99)%	$112,950	0.97%	0.90%	0.90%	(0.36)%	0%
$6.26	16.61%	$102,156	0.98%	0.90%	0.90%	(0.63)%	0%
$5.63	(19.46)%	$29,122	1.11%	0.90%	0.90%	(0.85)%	0%
$6.99	(18.72)%	$15,482	1.31%	0.90%	0.90%	(0.89)%	0%

$9.87	5.67%	$382,108	0.96%	0.94%	0.94%	0.26%	22%
$9.34	10.10%	$349,335	0.94%	0.92%	0.92%	(0.22)%	72%
$9.09	(8.10)%	$492,977	0.94%	0.93%	0.93%	(0.71)%	157%
$10.14	7.04%	$583,927	0.90%	0.90%	0.90%	(0.34)%	94%
$10.77	0.12%	$855,024	0.89%	0.89%	0.88%	(0.64)%	167%
$11.49	14.05%	$868,661	0.95%	0.95%	0.95%	(0.03)%	72%

$9.84	5.58%	$18,680	1.22%	1.20%	1.20%	(0.04)%	22%
$9.32	9.66%	$17,027	1.21%	1.19%	1.19%	(0.46)%	72%
$9.08	(8.20)%	$22,005	1.19%	1.18%	1.18%	(0.96)%	157%
$10.14	6.69%	$36,232	1.20%	1.20%	1.20%	(0.65)%	94%
$10.76	(0.23)%	$79,026	1.20%	1.20%	1.20%	(0.92)%	167%
$11.47	13.89%	$170,953	1.23%	1.20%	1.20%	(0.26)%	72%

$9.88	5.78%	$36,747	0.88%	0.85%	0.85%	0.33%	22%
$9.34	10.06%	$33,987	0.88%	0.85%	0.85%	(0.42)%	72%
$9.10	(8.00)%	$2,796	0.86%	0.85%	0.85%	(0.37)%	157%
$10.14	(3.96)%	$96	0.86%	0.85%	0.85%	(0.99)%	94%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$8.42	0.01	0.25	0.26	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.79	(0.02)	1.01	0.99	(0.12)	(0.24)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.08)	(1.19)	(1.27)	(0.03)	(0.46)	—	(0.49)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.87	(0.03)	0.95	0.92	(0.06)	(1.18)	—	(1.24)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.21	(0.06)	(0.23)	(0.29)	(0.03)	(0.02)	—	(0.05)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	0.01	0.23	0.24	(0.03)	—	—	(0.03)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$8.43	0.00 [8]	0.25	0.25	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.80	(0.04)	1.00	0.96	(0.09)	(0.24)	—	(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.56	(0.10)	(1.20)	(1.30)	—	(0.46)	—	(0.46)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.86	(0.04)	0.93	0.89	(0.01)	(1.18)	—	(1.19)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.23	(0.09)	(0.23)	(0.32)	(0.03)	(0.02)	—	(0.05)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	(0.01)	0.25	0.24	(0.01)	—	—	(0.01)
AQR RISK PARITY II HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$8.41	0.02	0.25	0.27	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.78	(0.00)[8]	0.99	0.99	(0.12)	(0.24)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.03)	(1.25)	(1.28)	(0.03)	(0.46)	—	(0.49)
FOR THE PERIOD 9/02/14[7]—12/31/14	$11.37	(0.05)	(0.53)[11]	(0.58)	(0.06)	(1.18)	—	(1.24)
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$8.98	0.01	0.19	0.20	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.51	(0.02)	0.84	0.82	(0.09)	(0.26)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.90	(0.08)	(0.79)	(0.87)	(0.02)	(0.50)	—	(0.52)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.02	(0.04)	0.65	0.61	(0.02)	(0.71)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.17	(0.06)	(0.08)	(0.14)	(0.01)	(0.00)[8]	—	(0.01)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	—	0.19	0.19	(0.02)	—	—	(0.02)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$8.95	(0.00)[8]	0.19	0.19	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.49	(0.04)	0.82	0.78	(0.06)	(0.26)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.10)	(0.78)	(0.88)	—	(0.50)	—	(0.50)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.99	(0.06)	0.65	0.59	—	(0.71)	—	(0.71)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.18	(0.07)	(0.11)	(0.18)	(0.01)	(0.00)[8]	—	(0.01)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	—	0.18	0.18	—	—	—	—
AQR RISK PARITY II MV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$8.97	0.02	0.18	0.20	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.51	(0.01)	0.83	0.82	(0.10)	(0.26)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.89	(0.07)	(0.78)	(0.85)	(0.03)	(0.50)	—	(0.53)
FOR THE PERIOD 9/02/14[7]-12/31/14	$11.00	(0.04)	(0.33)[11]	(0.37)	(0.03)	(0.71)	—	(0.74)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.68	3.09%	$46,539	1.66%	1.30%	1.12%	0.33%	19%
$8.42	12.77%	$46,127	1.61%	1.23%	1.11%	(0.26)%	68%
$7.79	(13.33)%	$40,890	1.43%	1.13%	1.08%	(0.83)%	184%
$9.55	9.23%	$42,279	1.54%	1.20%	1.15%	(0.28)%	108%
$9.87	(2.83)%	$17,577	1.85%	1.23%	1.15%	(0.62)%	257%
$10.21	2.44%	$16,254	2.26%	1.28%	1.15%	0.53%	0%

$8.68	2.97%	$6,751	1.94%	1.58%	1.40%	0.02%	19%
$8.43	12.47%	$6,583	1.89%	1.52%	1.39%	(0.51)%	68%
$7.80	(13.64)%	$5,493	1.77%	1.45%	1.40%	(1.04)%	184%
$9.56	9.02%	$7,834	1.86%	1.45%	1.40%	(0.37)%	108%
$9.86	(3.12)%	$8,652	2.22%	1.48%	1.40%	(0.84)%	257%
$10.23	2.38%	$5,805	3.44%	1.53%	1.40%	(0.62)%	0%

$8.68	3.21%	$2,964	1.59%	1.23%	1.05%	0.40%	19%
$8.41	12.85%	$2,836	1.55%	1.17%	1.05%	(0.06)%	68%
$7.78	(13.42)%	$2,413	1.43%	1.11%	1.05%	(0.36)%	184%
$9.55	(5.10)%	$95	1.47%	1.10%	1.05%	(1.49)%	108%

$9.18	2.23%	$76,327	1.20%	0.95%	0.94%	0.27%	16%
$8.98	9.66%	$78,873	1.15%	0.94%	0.94%	(0.24)%	58%
$8.51	(8.77)%	$85,918	1.10%	0.93%	0.93%	(0.80)%	159%
$9.90	6.04%	$106,473	1.12%	0.95%	0.95%	(0.34)%	128%
$10.02	(1.32)%	$37,848	1.18%	0.95%	0.95%	(0.61)%	234%
$10.17	1.87%	$29,993	2.07%	0.95%	0.95%	0.18%	0%

$9.14	2.12%	$3,912	1.45%	1.20%	1.20%	(0.05)%	16%
$8.95	9.25%	$5,659	1.41%	1.20%	1.20%	(0.41)%	58%
$8.49	(8.94)%	$4,242	1.38%	1.20%	1.20%	(0.99)%	159%
$9.87	5.87%	$7,795	1.44%	1.20%	1.20%	(0.54)%	128%
$9.99	(1.71)%	$9,397	1.59%	1.20%	1.20%	(0.71)%	234%
$10.18	1.80%	$2,259	2.81%	1.20%	1.20%	(0.29)%	0%

$9.17	2.23%	$618	1.10%	0.85%	0.85%	0.37%	16%
$8.97	9.64%	$608	1.07%	0.85%	0.85%	(0.06)%	58%
$8.51	(8.59)%	$99	1.03%	0.85%	0.85%	(0.68)%	159%
$9.89	(3.44)%	$97	1.03%	0.85%	0.85%	(1.13)%	128%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.92	(0.04)	0.17	0.13	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.14	(0.12)	0.07	(0.05)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.86	(0.14)	1.01	0.87	(0.56)	(0.03)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.10)	1.24	1.14	(1.16)	(0.30)	—	(1.46)
FOR THE PERIOD 10/30/13[10]—12/31/13	$10.00	(0.03)	0.44	0.41	(0.20)	(0.03)	—	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.89	(0.06)	0.18	0.12	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.14	(0.15)	0.07	(0.08)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.17)	1.02	0.85	(0.55)	(0.03)	—	(0.58)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.16)	1.28	1.12	(1.13)	(0.30)	—	(1.43)
FOR THE PERIOD 10/30/13[10]—12/31/13	$10.00	(0.04)	0.45	0.41	(0.20)	(0.03)	—	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.94	(0.04)	0.18	0.14	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.15	(0.11)	0.07	(0.04)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.14)	1.02	0.88	(0.57)	(0.03)	—	(0.60)
FOR THE PERIOD 9/02/14[7]-12/31/14	$10.35	(0.07)	0.86	0.79	(1.16)	(0.11)	—	(1.27)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$10.41	(0.01)	0.11	0.10	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.39	(0.06)	0.13	0.07	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.18	(0.08)	0.49	0.41	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.02)	0.32	0.30	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$10.37	(0.03)	0.12	0.09	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.39	(0.08)	0.11	0.03	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.09)	0.48	0.39	(0.14)	(0.03)	—	(0.17)
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.03)	0.32	0.29	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$10.42	(0.01)	0.12	0.11	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.40	(0.05)	0.12	0.07	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.05)	0.48	0.43	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.01)	0.31	0.30	(0.10)	(0.03)	—	(0.13)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.05	1.31%	$2,435,459	2.53%	2.51%	1.49%	(0.83)%	42%
$9.92	(0.47)%	$2,263,101	2.26%	2.24%	1.49%	(1.20)%	114%
$10.14	8.76%	$1,341,232	2.29%	2.25%	1.48%	(1.39)%	138%
$9.86	11.30%	$387,666	2.56%	2.56%	1.50%	(0.95)%	145%
$10.18	4.08%	$403,243	2.11%[9]	2.07%	1.50%	(1.77)%	133%

$10.01	1.21%	$174,206	2.79%	2.77%	1.75%	(1.14)%	42%
$9.89	(0.76)%	$188,647	2.53%	2.50%	1.75%	(1.46)%	114%
$10.14	8.50%	$92,947	2.56%	2.52%	1.75%	(1.65)%	138%
$9.87	11.08%	$26,594	2.92%	2.81%	1.75%	(1.50)%	145%
$10.18	4.05%	$15,972	2.70%[9]	2.44%	1.75%	(2.05)%	133%

$10.08	1.41%	$1,325,488	2.44%	2.42%	1.40%	(0.75)%	42%
$9.94	(0.37)%	$1,349,866	2.18%	2.15%	1.40%	(1.08)%	114%
$10.15	8.80%	$394,568	2.21%	2.17%	1.40%	(1.37)%	138%
$9.87	7.67%	$74,872	2.57%	2.46%	1.40%	(1.94)%	145%

$10.51	0.96%	$289,447	1.43%	1.41%	0.85%	(0.21)%	43%
$10.41	0.65%	$251,496	1.22%	1.19%	0.83%	(0.54)%	106%
$10.39	4.02%	$152,172	1.46%	1.11%	0.79%	(0.80)%	213%
$10.18	3.07%	$28,094	1.49%[9]	1.01%	0.85%	(0.68)%	191%

$10.46	0.87%	$34,182	1.68%	1.66%	1.10%	(0.54)%	43%
$10.37	0.26%	$42,514	1.48%	1.45%	1.10%	(0.78)%	106%
$10.39	3.85%	$13,444	1.90%	1.41%	1.09%	(0.91)%	213%
$10.17	2.94%	$8,577	1.92%[9]	1.32%	1.10%	(0.91)%	191%

$10.53	1.06%	$98,738	1.33%	1.31%	0.75%	(0.14)%	43%
$10.42	0.65%	$90,570	1.14%	1.11%	0.75%	(0.45)%	106%
$10.40	4.23%	$22,176	1.57%	1.08%	0.75%	(0.50)%	213%
$10.17	2.98%	$23,695	1.75%[9]	1.00%	0.75%	(0.32)%	191%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Financial Highlights	June 30, 2017

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Diversified Arbitrage Fund — Class I	$0.08	0.73%
AQR Diversified Arbitrage Fund — Class N	0.04	0.42

[7]	Commencement of offering of shares.
[8]	Amount is less than $.005 per share.
[9]	Certain expenses incurred by the Fund were not annualized for the period.
[10]	Commencement of operations.
[11]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2017, the Trust consists of thirty-seven active series, eleven of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows, where applicable, and Financial Highlights of the AQR Global Macro Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT JUNE 30, 2017	% OF TOTAL NET ASSETS AT JUNE 30, 2017	NET REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY
AQR Global Macro Offshore Fund Ltd	April 8, 2014	$6,329,296	22.5%	$(292,391)
AQR Multi-Strategy Alternative Offshore Fund Ltd	July 18, 2011	524,814,334	16.1%	(39,810,796)
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd	July 9, 2012	49,168,329	24.0%	(4,382,890)
AQR Risk Parity Offshore Fund Ltd	September 29, 2010	90,444,813	20.7%	(7,291,244)
AQR Risk Parity II HV Offshore Fund Ltd	November 5, 2012	13,286,377	23.6%	(1,842,346)
AQR Risk Parity II MV Offshore Fund Ltd	November 5, 2012	12,817,071	15.9%	(1,670,238)
AQR Style Premia Alternative Offshore Fund Ltd	October 30, 2013	900,576,805	22.9%	(70,557,126)
AQR Style Premia Alternative LV Offshore Fund Ltd	September 17, 2014	98,573,368	23.3%	(3,284,005)

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its taxable net investment income and capital gains, if applicable, to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30, 2017, the Funds had no examinations in progress.

For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of June 30, 2017, AQR Diversified Arbitrage Fund’s unfunded commitment was as follows:

BORROWER	COMMITMENT AMOUNT
DEMC, Ltd., Class A-2	$379,552

The fund has no unrealized gain or loss on the unfunded commitment.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

The net amount of fees or income incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND	FEES/(INCOME)
AQR Diversified Arbitrage Fund	$402,884
AQR Equity Market Neutral Fund	1,179,737
AQR Long-Short Equity Fund	2,594,209
AQR Multi-Strategy Alternative Fund	(487,526)
AQR Style Premia Alternative Fund	1,946,192
AQR Style Premia Alternative LV Fund	206,788

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses) on swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions,

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) on swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

agreed-upon price and date. Reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $11,598,642 for AQR Risk Parity II HV Fund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period for the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
AQR MULTI-STRATEGY ALTERNATIVE FUND	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2016	(411)	$(2,146,186)
Options written	—	—
Options terminated	—	—
Options expired	—	—
Options exercised	60	313,312
Options outstanding, June 30, 2017	(351)	$(1,832,874)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$117,700,951	$19,583,099	$6,669,496		$143,953,546
Convertible Preferred Stocks	25,309,513	12,323,277	—		37,632,790
Corporate Bonds	—	11,643,031	2,552,982		14,196,013
Convertible Bonds	—	166,919,446	12,001		166,931,447
Closed End Funds	1,920,221	—	—		1,920,221
Loan Participations	—	715,714	—		715,714
Preferred Stocks	1,371,174	—	686,663		2,057,837
Rights	1,365,052	—	1,279,661		2,644,713
Securities in Litigation	—	—	411,233		411,233
Warrants	16,382,839	5,688,553	18,844		22,090,236
Short-Term Investments	—	234,247,025	—		234,247,025
Futures Contracts*	249,550	—	—		249,550
Forward Foreign Currency Exchange Contracts*	—	256,116	—		256,116
Total Return Basket Swaps Contracts*	—	8,909,527	—		8,909,527

Total Assets	$164,299,300	$460,285,788	$11,630,880		$636,215,968

LIABILITIES
Common Stocks (Sold Short)	$(148,216,373)	$—	$—	(a)	$(148,216,373)
Convertible Bonds(Sold Short)	—	(6,178,188)	—		(6,178,188)
Forward Foreign Currency Exchange Contracts*	—	(511,960)	—		(511,960)
Credit Default Swap Contracts*	—	(1,243,065)	—		(1,243,065)
Total Return Basket Swaps Contracts*	—	(559,931)	—		(559,931)

Total Liabilities	$(148,216,373)	$(8,493,144)	$—	(a)	$(156,709,517)

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$54,294,955	$432,685,291	$—		$486,980,246
Rights	—	41,189	—		41,189
Short-Term Investments	—	1,249,272,958	—		1,249,272,958
Forward Foreign Currency Exchange Contracts*	—	241,394	—		241,394
Total Return Basket Swaps Contracts*	—	12,387,201	—		12,387,201

Total Assets	$54,294,955	$1,694,628,033	$—		$1,748,922,988

LIABILITIES
Common Stocks (Sold Short)†	$(54,423,718)	$(356,343,920)	$—		$(410,767,638)
Forward Foreign Currency Exchange Contracts*	—	(1,423,256)	—		(1,423,256)
Total Return Basket Swaps Contracts*	—	(5,971,651)	—		(5,971,651)

Total Liabilities	$(54,423,718)	$(363,738,827)	$—		$(418,162,545)
AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Short-Term Investments	$—	$24,861,235	$—		$24,861,235
Futures Contracts*	315,692	—	—		315,692
Forward Foreign Currency Exchange Contracts*	—	648,039	—		648,039
Total Return Swap Contracts*	—	35,112	—		35,112

Total Assets	$315,692	$25,544,386	$—		$25,860,078

LIABILITIES
Futures Contracts*	$(302,697)	$—	$—		$(302,697)
Forward Foreign Currency Exchange Contracts*	—	(526,977)	—		(526,977)
Interest Rate Swap Contracts*	—	(1,452,320)	—		(1,452,320)
Total Return Swap Contracts*	—	(34,711)	—		(34,711)

Total Liabilities	$(302,697)	$(2,014,008)	$—		$(2,316,705)
AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$127,723,459	$1,072,208,684	$—		$1,199,932,143
Short-Term Investments	—	3,811,188,504	—		3,811,188,504
Forward Foreign Currency Exchange Contracts*	—	9,249,334	—		9,249,334
Total Return Basket Swaps Contracts*	—	54,162,419	—		54,162,419
Total Return Swap Contracts*	—	326,841	—		326,841

Total Assets	$127,723,459	$4,947,135,782	$—		$5,074,859,241

LIABILITIES
Common Stocks (Sold Short)†	$(128,438,604)	$(903,848,538)	$—		$(1,032,287,142)
Futures Contracts*	(17,701,547)	—	—		(17,701,547)
Forward Foreign Currency Exchange Contracts*	—	(3,976,755)	—		(3,976,755)
Total Return Basket Swaps Contracts*	—	(252,027)	—		(252,027)

Total Liabilities	$(146,140,151)	$(908,077,320)	$—		$(1,054,217,471)
AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$96,280,132	$—	$—		$96,280,132
Convertible Preferred Stocks†	285,958,798	82,302,016	—		368,260,814
Corporate Bond†	—	—	—	(a)	— (a)
Convertible Bonds†	—	583,068,197	4,326,000		587,394,197
Short-Term Investments	—	2,604,536,975	—		2,604,536,975
Futures Contracts*	7,961,014	—	—		7,961,014
Forward Foreign Currency Exchange Contracts*	—	49,790,423	—		49,790,423
Credit Default Swap Contracts*	—	30,938,423	—		30,938,423
Total Return Basket Swaps Contracts*	—	58,266,916	—		58,266,916
Total Return Swaps Contracts*	—	5,339,956	—		5,339,956

Total Assets	$390,199,944	$3,414,242,906	$4,326,000		$3,808,768,850

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
LIABILITIES
Common Stocks (Sold Short)†	$(723,294,852)	$—	$—	$(723,294,852)
Convertible Bonds(Sold Short)†	—	(18,559,375)	—	(18,559,375)
Written Options (Sold Short)	(8,239,725)	—	—	(8,239,725)
Futures Contracts*	(22,213,417)	—	—	(22,213,417)
Forward Foreign Currency Exchange Contracts*	—	(38,263,135)	—	(38,263,135)
Total Return Basket Swaps Contracts*	—	(12,190,175)	—	(12,190,175)
Total Return Swaps Contracts*	—	(7,823,541)	—	(7,823,541)

Total Liabilities	$(753,747,994)	$(76,836,226)	$—	$(830,584,220)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$179,449,053	$—	$179,449,053
Futures Contracts*	221,963	—	—	221,963
Total Return Swap Contracts*	—	467,569	—	467,569

Total Assets	$221,963	$179,916,622	$—	$180,138,585

LIABILITIES
Futures Contracts*	$(2,756,598)	$—	$—	$(2,756,598)
Total Return Swap Contracts*	—	(3,682,890)	—	(3,682,890)

Total Liabilities	$(2,756,598)	$(3,682,890)	$—	$(6,439,488)
AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$60,887,069	$—	$60,887,069
U.S. Treasury Obligations	—	83,219,278	—	83,219,278
Short-Term Investments	—	262,865,982	—	262,865,982
Futures Contracts*	74,840	—	—	74,840
Forward Foreign Currency Exchange Contracts*	—	1,369,464	—	1,369,464
Interest Rate Swap Contracts*	—	3,566,784	—	3,566,784
Credit Default Swap Contracts*	—	16,890,574	—	16,890,574
Total Return Swap Contracts*	—	746,911	—	746,911

Total Assets	$74,840	$429,546,062	$—	$429,620,902

LIABILITIES
Futures Contracts*	$(4,219,434)	$—	$—	$(4,219,434)
Forward Foreign Currency Exchange Contracts*	—	(2,642,704)	—	(2,642,704)
Interest Rate Swap Contracts*	—	(63,045)	—	(63,045)
Total Return Swap Contracts*	—	(879,793)	—	(879,793)

Total Liabilities	$(4,219,434)	$(3,585,542)	$—	$(7,804,976)
AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$13,172,114	$—	$13,172,114
U.S. Treasury Obligations	—	17,320,052	—	17,320,052
Short-Term Investments	—	32,901,870	—	32,901,870
Futures Contracts*	18,468	—	—	18,468
Forward Foreign Currency Exchange Contracts*	—	27,335	—	27,335
Total Return Swap Contracts*	—	179,681	—	179,681

Total Assets	$18,468	$63,601,052	$—	$63,619,520

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(11,552,700)	$—	$(11,552,700)
Futures Contracts*	(1,058,417)	—	—	(1,058,417)
Forward Foreign Currency Exchange Contracts*	—	(193,239)	—	(193,239)
Total Return Swap Contracts*	—	(209,442)	—	(209,442)

Total Liabilities	$(1,058,417)	$(11,955,381)	$—	$(13,013,798)

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$11,908,095	$—	$11,908,095
U.S. Treasury Obligations	—	16,402,710	—	16,402,710
Short-Term Investments	—	49,010,287	—	49,010,287
Futures Contracts*	17,502	—	—	17,502
Forward Foreign Currency Exchange Contracts*	—	35,788	—	35,788
Total Return Swap Contracts*	—	180,851	—	180,851

Total Assets	$17,502	$77,537,731	$—	$77,555,233

LIABILITIES
Futures Contracts*	$(999,846)	$—	$—	$(999,846)
Forward Foreign Currency Exchange Contracts*	—	(179,465)	—	(179,465)
Total Return Swap Contracts*	—	(219,875)	—	(219,875)

Total Liabilities	$(999,846)	$(399,340)	$—	$(1,399,186)
AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$1,363,930,339	$—	$1,363,930,339
Short-Term Investments	—	3,387,336,369	—	3,387,336,369
Futures Contracts*	13,695,553	—	—	13,695,553
Forward Foreign Currency Exchange Contracts*	—	69,459,459	—	69,459,459
Total Return Basket Swaps Contracts*	—	19,468,011	—	19,468,011
Total Return Swaps Contracts*	—	9,750,636	—	9,750,636

Total Assets	$13,695,553	$4,849,944,814	$—	$4,863,640,367

LIABILITIES
Common Stocks (Sold Short)†	$—	(1,097,268,960)	$(3)	$(1,097,268,963)
Futures Contracts*	(5,343,934)	—	—	(5,343,934)
Forward Foreign Currency Exchange Contracts*	—	(41,403,081)	—	(41,403,081)
Total Return Swaps Contracts*	—	(4,663,069)	—	(4,663,069)

Total Liabilities	$(5,343,934)	$(1,143,335,110)	$(3)	$(1,148,679,047)
AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$77,078,280	$17,805	$77,096,085
Short-Term Investments	—	390,535,769	—	390,535,769
Futures Contracts*	1,056,290	—	—	1,056,290
Forward Foreign Currency Exchange Contracts*	—	3,553,228	—	3,553,228
Total Return Basket Swaps Contracts*	—	1,250,672	—	1,250,672
Total Return Swaps Contracts*	—	501,688	—	501,688

Total Assets	$1,056,290	$472,919,637	$17,805	$473,993,732

LIABILITIES
Common Stocks (Sold Short)†	$—	$(62,107,026)	$—	$(62,107,026)
Futures Contracts*	(426,084)	—	—	(426,084)
Forward Foreign Currency Exchange Contracts*	—	(2,073,866)	—	(2,073,866)
Total Return Swaps Contracts*	—	(245,268)	—	(245,268)

Total Liabilities	$(426,084)	$(64,426,160)	$—	$(64,852,244)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended June 30, 2017, the amount of securities that transferred from Level 1 into Level 2 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $1,934,217 and $5,483,997 and the amount transferred from Level 2 into Level 1 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $3,122,894 and $9,956,860 respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SECURITIES IN LITIGATION	SHORT COMMON STOCKS		TOTAL RETURN BASKET SWAP CONTRACTS
Balance as of December 31, 2016	$6,494,137	$3,219,344	$782,139	$692,778	$567,662	$17,778	$452,769	$(402)		$432,995
Accrued discounts/(premiums)	—	50,515	—	—	—	—	—	—		—
Realized gain/(loss)	(52,482)	(60,025)	(2,275,000)	—	54,513	(1)	—	—		—
Change in unrealized appreciation/(depreciation)	264,033	788,504	2,232,977	(6,115)	711,999	(88,682)	(105,712)	402		—
Purchases[1]	9,263	439,156	—	—	—	—	64,176	—		—
Sales[2]	(45,455)	(1,884,574)	—	—	(54,513)	—	—	—		—
Transfers in to Level 3	—	62	52,000	—	—	94,375	—	—		—
Transfers out of Level 3	—	—	(780,115)	—	—	(4,626)	—	—		(432,995)
Balance as of June 30, 2017	$6,669,496	$2,552,982	$12,001	$686,663	$1,279,661	$18,844	$411,233	$—	(a)	$—
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2017	$195,741	$(254,838)	$(42,000)	$(6,115)	$712,001	$(87,223)	$(105,712)	$402		$—

AQR MULTI-STRATEGY ALTERNATIVE FUND	CORPORATE BOND		CONVERTIBLE BOND	TOTAL RETURN BASKET SWAP CONTRACTS- SHORT
Balance as of December 31, 2016	$—	(a)	$8,192,575	$(71,858)
Accrued discounts/(premiums)	—		(100)	—
Realized gain/(loss)	—		(224,269)	—
Change in unrealized appreciation/(depreciation)	—		235,024	71,858
Purchases[1]	—		4,500,500	—
Sales[2]	—		(11,289,589)	—	(a)
Transfers in to Level 3	—		4,465,047	—
Transfers out of Level 3	—		(1,553,188)	—
Balance as of June 30, 2017	$—	(a)	$4,326,000	$—
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2017	$—		$(139,047)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

At June 30, 2017, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Alternative Fund are valued by vendor pricing or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended June 30, 2017 for the AQR Diversified Arbitrage Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Common Stocks	$1,769,523	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	21.6%—49.5%	29%
			Revenue Multiple	0.45x to 1.2x	N/A
			Selected Point in Range	Midpoint	N/A
			Term	2 years	N/A
			Volatility	53.9%—98.8%	57%
	$1,473,891	Probability Weighted Expected Return	Discount for Lack of Marketability**	2.0% — 25.2%	25%
			Equity Cost of Capital	6.5% — 40.0%	40%
			Legal Fees (% of Net Settlement)	9.0%	N/A
			Scenario Probability	33.3%	N/A
			Term	0.3 to 1.5 years	N/A
			Volatility	10.5%—55.0%	55%
	$40,874	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	28.5%	N/A
			Term	2 years	N/A
			Volatility	55.0%	N/A

Rights	$296,940	Options Pricing Model	Discount for Lack of Marketability**	21.0%	N/A
			Term	0.5 years	N/A
			Volatility	116.8%	N/A
	$432,536	Probability Weighted Expected Return	Discount for Lack of Marketability**	13.7%—38.9%	25%
			Equity Cost of Capital	20.0%	20%
			Scenario Probability	15.0%—90.0%	N/A
			Term	0.5 to 3.2 years	N/A
			Volatility	32.1%—94.2%	55%
			Weighted Average Cost of Capital	42.0%	N/A

Preferred Stocks	$686,662	Enterprise Value Waterfall Analysis	Equity Cost of Capital	16.2%	N/A

Securities in Litigation	$410,719	Liquidation Analysis	Discount for Lack of Marketability**	30.0%	N/A
			Discount Rate	6.0%	N/A
			Recovery Probability	50.0%	N/A
			Term	3.3 years	N/A

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2017, the value of these securities was $6,519,735. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

6. Federal Income Tax Matters

At June 30, 2017, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Diversified Arbitrage Fund	$657,435,651	$54,478,452	$(85,113,328)	$(30,634,876)
AQR Equity Market Neutral Fund	1,665,415,183	72,722,012	(1,842,802)	70,879,210
AQR Global Macro Fund	24,987,210	—	(125,975)	(125,975)
AQR Long-Short Equity Fund	4,875,352,164	141,044,460	(5,275,977)	135,768,483
AQR Multi-Strategy Alternative Fund	3,709,929,114	—	(53,456,996)	(53,456,996)
AQR Risk-Balanced Commodities Strategy Fund	179,459,772	801	(11,520)	(10,719)
AQR Risk Parity Fund	407,309,289	1,132,003	(1,468,963)	(336,960)
AQR Risk Parity II HV Fund	63,359,241	223,633	(188,838)	34,795
AQR Risk Parity II MV Fund	77,403,515	240,910	(323,333)	(82,423)
AQR Style Premia Alternative Fund	4,504,677,424	252,669,754	(6,080,470)	246,589,284
AQR Style Premia Alternative LV Fund	453,664,907	14,431,700	(464,753)	13,966,947

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

As of December 31, 2016, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG-TERM
AQR Diversified Arbitrage Fund	$66,145,385	$185,492,148
AQR Equity Market Neutral Fund	6,350,924	—
AQR Risk-Balanced Commodities Strategy Fund	12,630	—
AQR Style Premia Alternative Fund	284,749	—

7. Investment Transactions

During the period ended June 30, 2017, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Diversified Arbitrage Fund	$386,558,973	$485,779,050	$61,365,289	$115,218,440
AQR Equity Market Neutral Fund	230,859,511	155,505,209	257,891,246	200,278,366
AQR Long-Short Equity Fund	679,536,346	329,921,716	727,615,866	453,361,185
AQR Multi-Strategy Alternative Fund	1,183,630,085	1,640,865,485	919,585,210	1,149,598,164
AQR Risk Parity Fund	33,622,847	40,913,583	—	—
AQR Risk Parity II HV Fund	6,288,495	8,198,244	—	—
AQR Risk Parity II MV Fund	4,868,547	7,607,581	—	—
AQR Style Premia Alternative Fund	248,671,005	363,728,928	265,311,525	346,861,014
AQR Style Premia Alternative LV Fund	12,135,389	18,313,744	15,950,272	20,997,789

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

During the period ended June 30, 2017, the Funds had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Diversified Arbitrage Fund	$—	$—	$1,961,286	$1,952,552
AQR Risk Parity Fund	12,067,580	14,007,462	—	—
AQR Risk Parity II HV Fund	2,053,974	3,043,129	—	—
AQR Risk Parity II MV Fund	1,338,740	2,637,340	—	—

8. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at June 30, 2017.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$179,444	$8,285,883	$—	$—	$882,664	$—	$—
AQR Equity Market Neutral Fund	—	12,387,201	—	—	5,971,651	—	—
AQR Global Macro Fund	158,485	33,737	—	406,723	26,608	—	—
AQR Long-Short Equity Fund	1,232,960	54,489,260	—	18,934,507	252,027	—	—
AQR Multi-Strategy Alternative Fund	6,039,850	62,336,769	—	24,601,641	14,118,856	—	8,239,725
AQR Risk Parity Fund	119,380	164,768	—	1,991,710	207,151	—	—
AQR Risk Parity II HV Fund	32,081	24,581	—	390,513	39,741	—	—
AQR Risk Parity II MV Fund	22,703	31,423	—	368,642	39,388	—	—
AQR Style Premia Alternative Fund	25,918,553	22,069,005	—	26,640,738	3,853,724	—	—
AQR Style Premia Alternative LV Fund	1,402,290	1,391,605	—	1,379,218	208,290	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	256,116	—	—	511,960	—
AQR Equity Market Neutral Fund	—	—	241,394	—	—	1,423,256	—
AQR Global Macro Fund	—	—	648,039	—	—	526,977	—
AQR Long-Short Equity Fund	—	—	9,249,334	—	—	3,976,755	—
AQR Multi-Strategy Alternative Fund	—	—	49,790,423	—	—	38,263,135	—
AQR Risk Parity Fund	—	—	1,369,464	—	—	2,642,704	—
AQR Risk Parity II HV Fund	—	—	27,335	—	—	193,239	—
AQR Risk Parity II MV Fund	—	—	35,788	—	—	179,465	—
AQR Style Premia Alternative Fund	—	—	69,459,459	—	—	41,403,081	—
AQR Style Premia Alternative LV Fund	—	—	3,553,228	—	—	2,073,866	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	70,106	946,377	—	—	—	—	—
AQR Global Macro Fund	358,290	643,027	—	78,537	2,095,347	—	—
AQR Multi-Strategy Alternative Fund	16,417,516	—	—	8,651,068	1,559,000	—	—
AQR Risk Parity Fund	—	3,640,349	—	1,557,310	136,610	—	—
AQR Risk Parity II HV Fund	—	—	—	473,402	—	—	—
AQR Risk Parity II MV Fund	—	—	—	458,661	—	—	—
AQR Style Premia Alternative Fund	19,402,752	—	—	21,324,402	—	—	—
AQR Style Premia Alternative LV Fund	1,060,766	—	—	1,179,899	—	—	—

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Credit Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$—	$—	$—	$1,243,065	$—	$—
AQR Multi-Strategy Alternative Fund	—	38,000,720	—	—	7,062,297	—	—
AQR Risk Parity Fund	—	17,608,361	—	—	717,787	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	44,146	1,375	—	62,666	8,103	—	—
AQR Multi-Strategy Alternative Fund	5,226,470	2,829,103	—	8,683,530	5,894,860	—	—
AQR Risk-Balanced Commodities Strategy Fund	5,362,058	467,569	—	7,896,693	3,682,890	—	—
AQR Risk Parity Fund	931,256	582,143	—	1,646,210	672,642	—	—
AQR Risk Parity II HV Fund	249,518	155,100	—	457,633	169,701	—	—
AQR Risk Parity II MV Fund	227,092	149,428	—	404,836	180,487	—	—
AQR Style Premia Alternative Fund	13,247,755	7,149,642	—	2,252,301	809,345	—	—
AQR Style Premia Alternative LV Fund	1,281,508	360,755	—	555,241	36,978	—	—

Netting:
AQR Diversified Arbitrage Fund	—	(2,125,729)	(256,116)	—	(2,125,729)	(256,116)	—
AQR Equity Market Neutral Fund	—	(5,971,651)	(241,394)	—	(5,971,651)	(241,394)	—
AQR Global Macro Fund	(547,926)	(678,139)	(526,977)	(547,926)	(678,139)	(526,977)	—
AQR Long-Short Equity Fund	(1,232,960)	(252,027)	(3,976,755)	(1,232,960)	(252,027)	(3,976,755)	—
AQR Multi-Strategy Alternative Fund	(27,683,836)	(28,635,013)	(38,263,135)	(27,683,836)	(28,635,013)	(38,263,135)	—
AQR Risk-Balanced Commodities Strategy Fund	(5,362,058)	(467,569)	—	(5,362,058)	(467,569)	—	—
AQR Risk Parity Fund	(1,050,636)	(1,734,190)	(1,369,464)	(1,050,636)	(1,734,190)	(1,369,464)	—
AQR Risk Parity II HV Fund	(281,599)	(179,681)	(27,335)	(281,599)	(179,681)	(27,335)	—
AQR Risk Parity II MV Fund	(249,795)	(180,851)	(35,788)	(249,795)	(180,851)	(35,788)	—
AQR Style Premia Alternative Fund	(50,217,441)	(4,663,069)	(41,403,081)	(50,217,441)	(4,663,069)	(41,403,081)	—
AQR Style Premia Alternative LV Fund	(3,114,358)	(245,268)	(2,073,866)	(3,114,358)	(245,268)	(2,073,866)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	249,550	7,106,531	—	—	—	255,844	—
AQR Equity Market Neutral Fund	—	6,415,550	—	—	—	1,181,862	—
AQR Global Macro Fund	12,995	—	121,062	—	1,451,919	—	—
AQR Long-Short Equity Fund	—	54,237,233	5,272,579	17,701,547	—	—	—
AQR Multi-Strategy Alternative Fund	—	74,531,579	11,527,288	14,252,403	—	—	8,239,725
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	2,534,635	3,215,321	—	—
AQR Risk Parity Fund	—	20,261,431	—	4,144,594	—	1,273,240	—
AQR Risk Parity II HV Fund	—	—	—	1,039,949	29,761	165,904	—
AQR Risk Parity II MV Fund	—	—	—	982,344	39,024	143,677	—
AQR Style Premia Alternative Fund	8,351,619	24,555,578	28,056,378	—	—	—	—
AQR Style Premia Alternative LV Fund	630,206	1,507,092	1,479,362	—	—	—	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2017:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$(2,707,042)	$4,041,008	$—	$51,447	$(71,380)	$2,441,819	$—	$—
AQR Equity Market Neutral Fund	313,840	71,753,064	—	—	—	(65,099,691)	—	—
AQR Global Macro Fund	(147,206)	36,341	—	—	(437,380)	(10,592)	—	—
AQR Long-Short Equity Fund	127,881,513	69,558,060	—	—	(20,675,059)	(47,033,555)	—	—
AQR Multi-Strategy Alternative Fund	36,507,716	228,743,845	—	313,312	(31,513,461)	(146,553,373)	—	(4,773,892)
AQR Risk Parity Fund	13,856,572	4,387,306	—	—	(2,308,030)	(500,805)	—	—
AQR Risk Parity II HV Fund	3,242,136	984,167	—	—	(472,654)	(131,275)	—	—
AQR Risk Parity II MV Fund	3,151,533	1,010,956	—	—	(456,635)	(137,811)	—	—
AQR Style Premia Alternative Fund	2,527,428	255,344,070	—	—	(9,712,849)	(143,994,816)	—	—
AQR Style Premia Alternative LV Fund	(917,793)	14,648,170	—	—	(419,216)	(7,882,295)	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	203,958	—	—	—	(452,246)	—
AQR Equity Market Neutral Fund	—	—	(1,642,508)	—	—	—	(1,860,419)	—
AQR Global Macro Fund	—	—	(262,683)	—	—	—	150,078	—
AQR Long-Short Equity Fund	—	—	17,367,994	—	—	—	11,167,947	—
AQR Multi-Strategy Alternative Fund	—	—	(41,477,208)	—	—	—	18,022,459	—
AQR Risk Parity Fund	—	—	3,041,475	—	—	—	(2,994,645)	—
AQR Risk Parity II HV Fund	—	—	(564,285)	—	—	—	(364,681)	—
AQR Risk Parity II MV Fund	—	—	(519,847)	—	—	—	(333,184)	—
AQR Style Premia Alternative Fund	—	—	(51,272,039)	—	—	—	27,922,906	—
AQR Style Premia Alternative LV Fund	—	—	(2,594,175)	—	—	—	1,470,664	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	(238,756)	1,685,925	—	—	(24,736)	101,845	—	—
AQR Global Macro Fund	(668,431)	983,709	—	—	450,507	(948,898)	—	—
AQR Multi-Strategy Alternative Fund	(51,526,735)	10,090,689	—	—	6,761,914	(3,489,451)	—	—
AQR Risk Parity Fund	2,724,702	(3,820,760)	—	—	(1,494,423)	6,704,449	—	—
AQR Risk Parity II HV Fund	920,271	—	—	—	(475,962)	—	—	—
AQR Risk Parity II MV Fund	929,285	—	—	—	(443,492)	—	—	—
AQR Style Premia Alternative Fund	(7,790,282)	—	—	—	(7,591,528)	—	—	—
AQR Style Premia Alternative LV Fund	(427,424)	—	—	—	(381,360)	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(1,021,213)	—	—	—	418,762	—	—
AQR Multi-Strategy Alternative Fund	—	11,898,627	—	—	—	(277,260)	—	—
AQR Risk Parity Fund	—	7,859,006	—	—	—	1,510,594	—	—

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Commodity Risk Exposure:
AQR Global Macro Fund	$(285,199)	$(6,683)	$—	$—	$(16,328)	$(10,770)	$—	$—
AQR Multi-Strategy Alternative Fund	(33,867,276)	(5,932,672)	—	—	(2,130,638)	2,769,613	—	—
AQR Risk-Balanced Commodities Strategy Fund	(4,871,142)	530,391	—	—	(450,892)	(3,205,659)	—	—
AQR Risk Parity Fund	(7,410,385)	128,868	—	—	(870,705)	(294,462)	—	—
AQR Risk Parity II HV Fund	(1,844,692)	5,596	—	—	(306,950)	(42,896)	—	—
AQR Risk Parity II MV Fund	(1,679,029)	11,793	—	—	(260,909)	(49,695)	—	—
AQR Style Premia Alternative Fund	(51,445,178)	(18,932,642)	—	—	33,840,044	9,575,984	—	—
AQR Style Premia Alternative LV Fund	(2,296,170)	(979,839)	—	—	1,956,903	495,738	—	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2017:

AQR DIVERSIFIED ARBITRAGE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$256,116	$(204,779)	$51,337	$—	$—	$51,337
DTBK	Total Return Basket Swaps Contracts	1,458,713	(305,645)	1,153,068	—	—	1,153,068
GSIN	Total Return Basket Swaps Contracts	3,836,136	(23,787)	3,812,349	—	(3,770,000)	42,349
JPMC	Total Return Basket Swaps Contracts	3,614,678	(30,671)	3,584,007	—	—	3,584,007
Total financial instruments subject to a master netting arrangement or similar arrangement		9,165,643	(564,882)	8,600,761	—	(3,770,000)	4,830,761

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(b)	NET AMOUNT
BANA	Total Return Basket Swaps Contracts	$199,828	$—	$199,828	$—	$(199,828)	$—
CITI	Forward Foreign Currency Exchange Contracts	204,779	(204,779)	—	—	—	—
GSIN	Total Return Basket Swaps Contracts	23,787	(23,787)	—	—	—	—
DTBK	Total Return Basket Swaps Contracts	305,645	(305,645)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	307,181	—	307,181
	Total Return Basket Swaps Contracts	30,671	(30,671)	—
	Total JPMC	337,852	(30,671)	307,181	—	(307,181)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,071,891	(564,882)	507,009	—	(507,009)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $180,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 31,683,937.

AQR EQUITY MARKET NEUTRAL FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$96,559	$(96,559)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	144,835	(144,835)	—	—	—	—
MSIP	Total Return Basket Swaps Contracts	12,387,201	(5,971,651)	6,415,550	—	—	6,415,550
Total financial instruments subject to a master netting arrangement or similar arrangement		12,628,595	(6,213,045)	6,415,550	—	—	6,415,550

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$569,273	$(96,559)	$472,714	$—	$(472,714)	$—
JPMC	Forward Foreign Currency Exchange Contracts	853,983	(144,835)	709,148	—	(709,148)	—
MSIP	Total Return Basket Swaps Contracts	5,971,651	(5,971,651)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		7,394,907	(6,213,045)	1,181,862	—	(1,181,862)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 221,769,515.

AQR GLOBAL MACRO FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$21,071	$(15,734)	$5,337	$—	$—	$5,337
CITI	Forward Foreign Currency Exchange Contracts	317,783	(259,603)	58,180	—	—	58,180
GSIN	Total Return Swap Contracts	12,666	(10,874)	1,792	—	—	1,792
JPMC	Forward Foreign Currency Exchange Contracts	330,256	(267,374)	62,882	—	—	62,882
Total financial instruments subject to a master netting arrangement or similar arrangement		681,776	(553,585)	128,191	—	—	128,191

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$15,734	$(15,734)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	259,603	(259,603)	—	—	—	—
GSIN	Total Return Swap Contracts	10,874	(10,874)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	267,374	(267,374)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		553,585	(553,585)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 782,243.

AQR GLOBAL MACRO OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
GSIN	Total Return Swap Contracts	$779	$—	$779	$—	$—	$779
SOCG	Total Return Swap Contracts	596	(297)	299	—	—	299
Total financial instruments subject to a master netting arrangement or similar arrangement		1,375	(297)	1,078	—	—	1,078

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$3,914	$—	$3,914	$—	$(3,914)	$—
MACQ	Total Return Swap Contracts	3,892	—	3,892	—	—	3,892
SOCG	Total Return Swap Contracts	297	(297)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		8,103	(297)	7,806	—	(3,914)	3,892

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 56,318.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED(a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$3,769,581	$(1,705,583)	$2,063,998	$—	$(1,730,000)	$333,998
DTBK	Total Return Basket Swaps Contracts	18,708,913	(71,637)	18,637,276	—	—	18,637,276
GSIN	Total Return Swap Contracts	301,215	—	301,215
	Total Return Basket Swaps Contracts	35,453,506	(180,390)	35,273,116
	Total GSIN	35,754,721	(180,390)	35,574,331	—	(35,574,331)	—
JPMC	Forward Foreign Currency Exchange Contracts	5,479,753	(2,271,172)	3,208,581
	Total Return Swap Contracts	25,626	—	25,626
	Total JPMC	5,505,379	(2,271,172)	3,234,207	—	—	3,234,207
Total financial instruments subject to a master netting arrangement or similar arrangement		63,738,594	(4,228,782)	59,509,812	—	(37,304,331)	22,205,481

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,705,583	$(1,705,583)	$—	$—	$—	$—
DTBK	Total Return Basket Swaps Contracts	71,637	(71,637)	—	—	—	—
GSIN	Total Return Swap Contracts	180,390	(180,390)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	2,271,172	(2,271,172)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		4,228,782	(4,228,782)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $515,669.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $759,656,317.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$300,411	$(276,457)	$23,954
	Total Return Basket Swaps Contracts	965,281	—	965,281
	Total BANA	1,265,692	(276,457)	989,235	$—	$(989,235)	$—
CITI	Forward Foreign Currency Exchange Contracts	20,329,594	(16,034,053)	4,295,541	—	—	4,295,541
DTBK	Total Return Basket Swaps Contracts	23,408,570	(364,691)	23,043,879	—	—	23,043,879
GSIN	Total Return Swap Contracts	108,312	(108,312)	—
	Total Return Basket Swaps Contracts	4,850,685	(3,504,125)	1,346,560
	Total GSIN	4,958,997	(3,612,437)	1,346,560	—	(1,346,560)	—
JPMC	Forward Foreign Currency Exchange Contracts	29,460,829	(22,229,082)	7,231,747
	Total Return Swap Contracts	233,411	(233,411)	—
	Total Return Basket Swaps Contracts	29,037,473	(8,321,359)	20,716,114
	Total JPMC	58,731,713	(30,783,852)	27,947,861	—	—	27,947,861
MSCS	Total Return Swap Contracts	1,868,719	(1,122,470)	746,249	—	—	746,249
MSIP	Total Return Basket Swaps Contracts	4,907	—	4,907	—	—	4,907
Total financial instruments subject to a master netting arrangement or similar arrangement		110,568,192	(52,193,960)	58,374,232	—	(2,335,795)	56,038,437

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$276,457	$(276,457)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	16,034,053	(16,034,053)	—	—	—	—
DTBK	Total Return Basket Swaps Contracts	364,691	(364,691)	—	—	—	—
GSIN	Total Return Swap Contracts	255,340	(108,312)	147,028
	Total Return Basket Swaps Contracts	3,504,125	(3,504,125)	—
	Total GSIN	3,759,465	(3,612,437)	147,028	—	(147,028)	—
JPMC	Forward Foreign Currency Exchange Contracts	22,229,082	(22,229,082)	—
	Total Return Swap Contracts	274,414	(233,411)	41,003
	Total Return Basket Swaps Contracts	8,321,359	(8,321,359)	—
	Total JPMC	30,824,855	(30,783,852)	41,003	—	(41,003)	—
MSCS	Total Return Swap Contracts	1,122,470	(1,122,470)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		52,381,991	(52,193,960)	188,031	—	(188,031)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $3,064,205.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $877,597,635.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,021,507	$(1,021,507)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	216,852	(216,852)	—	—	—	—
MACQ	Total Return Swap Contracts	482,417	(482,417)	—	—	—	—
MLIN	Total Return Swap Contracts	627,290	(627,290)	—	—	—	—
SOCG	Total Return Swap Contracts	481,037	(481,037)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,829,103	(2,829,103)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,376,263	$(1,021,507)	$354,756	$—	$(354,756)	$—
GSIN	Total Return Swap Contracts	748,322	(216,852)	531,470	—	(531,470)	—
MACQ	Total Return Swap Contracts	1,393,280	(482,417)	910,863	—	(910,863)	—
MLIN	Total Return Swap Contracts	1,039,867	(627,290)	412,577	—	(412,577)	—
SOCG	Total Return Swap Contracts	1,337,128	(481,037)	856,091	—	(856,091)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,894,860	(2,829,103)	3,065,757	—	(3,065,757)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $1,250,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $9,303,373.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$62,620	$(62,620)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	19,800	(19,800)	—	—	—	—
MACQ	Total Return Swap Contracts	69,226	(69,226)	—	—	—	—
SOCG	Total Return Swap Contracts	315,923	(315,923)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		467,569	(467,569)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,578,679	$(62,620)	$1,516,059	$—	$(1,516,059)	$—
GSIN	Total Return Swap Contracts	174,856	(19,800)	155,056	—	(155,056)	—
MACQ	Total Return Swap Contracts	829,386	(69,226)	760,160	—	(760,160)	—
SOCG	Total Return Swap Contracts	1,099,969	(315,923)	784,046	—	(784,046)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,682,890	(467,569)	3,215,321	—	(3,215,321)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 3,380,580.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK PARITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$14,644	$(14,644)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	552,267	(552,267)	—
	Interest Rate Swap Contracts	278,650	(63,045)	215,605
	Total CITI	830,917	(615,312)	215,605	—	—	215,605
JPMC	Forward Foreign Currency Exchange Contracts	817,197	(817,197)	—
	Total Return Swap Contracts	19,808	(19,808)	—
	Total JPMC	837,005	(837,005)	—	—	—	—
MSCS	Total Return Swap Contracts	130,316	(48,519)	81,797	—	—	81,797
Total financial instruments subject to a master netting arrangement or similar arrangement		1,812,882	(1,515,480)	297,402	—	—	297,402

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$89,426	$(14,644)	$74,782	$—	$—	$74,782
CITI	Forward Foreign Currency Exchange Contracts	1,065,729	(552,267)	513,462
	Interest Rate Swap Contracts	63,045	(63,045)	—
	Total CITI	1,128,774	(615,312)	513,462	—	(513,462)	—
GSIN	Total Return Swap Contracts	34,875	—	34,875	—	(34,875)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,576,975	(817,197)	759,778
	Total Return Swap Contracts	34,331	(19,808)	14,523
	Total JPMC	1,611,306	(837,005)	774,301	—	(774,301)	—
MSCS	Total Return Swap Contracts	48,519	(48,519)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,912,900	(1,515,480)	1,397,420	—	(1,322,638)	74,782

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $340,000
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $19,533,270.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK PARITY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$9,355	$(9,355)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	73,657	(54,823)	18,834	—	—	18,834
MACQ	Total Return Swap Contracts	156,359	(149,368)	6,991	—	—	6,991
MLIN	Total Return Swap Contracts	167,405	(167,405)	—	—	—	—
SOCG	Total Return Swap Contracts	175,367	(144,027)	31,340	—	—	31,340
Total financial instruments subject to a master netting arrangement or similar arrangement		582,143	(524,978)	57,165	—	—	57,165

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$113,071	$(9,355)	$103,716	$—	$(103,716)	$—
GSIN	Total Return Swap Contracts	54,823	(54,823)	—	—	—	—
MACQ	Total Return Swap Contracts	149,368	(149,368)	—	—	—	—
MLIN	Total Return Swap Contracts	211,353	(167,405)	43,948	—	(43,948)	—
SOCG	Total Return Swap Contracts	144,027	(144,027)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		672,642	(524,978)	147,664	—	(147,664)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,464,118.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$9,339	$(9,339)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	10,934	(10,934)	—	—	—	—
GSIN	Total Return Swap Contracts	15,242	(15,242)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	16,401	(16,401)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		51,916	(51,916)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$18,783	$(9,339)	$9,444	$—	$—	$9,444
CITI	Forward Foreign Currency Exchange Contracts	77,291	(10,934)	66,357	—	(66,357)	—
GSIN	Total Return Swap Contracts	20,958	(15,242)	5,716	—	(5,716)	—
JPMC	Forward Foreign Currency Exchange Contracts	115,948	(16,401)	99,547	—	(99,547)	—
BNPP	Reverse Repurchase Agreements	5,428,800	—	5,428,800	(5,428,800)	—	—
MPFS	Reverse Repurchase Agreements	6,123,900	—	6,123,900	(6,123,900)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		11,785,680	(51,916)	11,733,764	(11,552,700)	(171,620)	9,444

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $140,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,095,833.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK PARITY II HV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$4,584	$(4,584)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	10,477	(6,481)	3,996	—	—	3,996
MACQ	Total Return Swap Contracts	65,453	(65,453)	—	—	—	—
SOCG	Total Return Swap Contracts	74,586	(55,374)	19,212	—	—	19,212
Total financial instruments subject to a master netting arrangement or similar arrangement		155,100	(131,892)	23,208	—	—	23,208

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$31,687	$(4,584)	$27,103	$—	$(27,103)	$—
GSIN	Total Return Swap Contracts	6,481	(6,481)	—	—	—	—
MACQ	Total Return Swap Contracts	76,159	(65,453)	10,706	—	(10,706)	—
SOCG	Total Return Swap Contracts	55,374	(55,374)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		169,701	(131,892)	37,809	—	(37,809)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $392,533.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$18,305	$(18,305)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	14,317	(14,317)	—	—	—	—
GSIN	Total Return Swap Contracts	13,118	(13,118)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	21,471	(21,471)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		67,211	(67,211)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$19,926	$(18,305)	$1,621	$—	$—	$1,621
CITI	Forward Foreign Currency Exchange Contracts	71,780	(14,317)	57,463	—	(57,463)	—
GSIN	Total Return Swap Contracts	19,462	(13,118)	6,344	—	(6,344)	—
JPMC	Forward Foreign Currency Exchange Contracts	107,685	(21,471)	86,214	—	(86,214)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		218,853	(67,211)	151,642	—	(150,021)	1,621

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 10,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 921,880.

AQR RISK PARITY II MV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$5,981	$(5,981)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	5,960	(5,960)	—	—	—	—
MACQ	Total Return Swap Contracts	84,290	(84,290)	—	—	—	—
SOCG	Total Return Swap Contracts	53,197	(35,731)	17,466	—	—	17,466
Total financial instruments subject to a master netting arrangement or similar arrangement		149,428	(131,962)	17,466	—	—	17,466

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR RISK PARITY II MV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$40,884	$(5,981)	$34,903	$—	$(34,903)	$—
GSIN	Total Return Swap Contracts	9,490	(5,960)	3,530	—	—	3,530
MACQ	Total Return Swap Contracts	94,382	(84,290)	10,092	—	(10,092)	—
SOCG	Total Return Swap Contracts	35,731	(35,731)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		180,487	(131,962)	48,525	—	(44,995)	3,530

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 495,326.

AQR STYLE PREMIA ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$2,341,217	$(2,341,217)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	27,842,166	(16,861,801)	10,980,365	—	(10,980,365)	—
GSIN	Total Return Swap Contracts	259,777	(259,777)	—
	Total Return Basket Swap Contracts	19,468,011	—	19,468,011
	Total GSIN	19,727,788	(259,777)	19,468,011	—	(19,468,011)	—
JPMC	Forward Foreign Currency Exchange Contracts	41,617,293	(24,541,280)	17,076,013	—	—	17,076,013
Total financial instruments subject to a master netting arrangement or similar arrangement		91,528,464	(44,004,075)	47,524,389	—	(30,448,376)	17,076,013

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$3,155,859	$(2,341,217)	$814,642	$—	$(814,642)	$—
CITI	Forward Foreign Currency Exchange Contracts	16,861,801	(16,861,801)	—	—	—	—
GSIN	Total Return Swap Contracts	697,865	(259,777)	438,088	—	(438,088)	—
JPMC	Forward Foreign Currency Exchange Contracts	24,541,280	(24,541,280)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		45,256,805	(44,004,075)	1,252,730	—	(1,252,730)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 17,771,624.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 669,406,764.

AQR STYLE PREMIA ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$5,174,878	$—	$5,174,878	$—	$—	$5,174,878
GSIN	Total Return Swap Contracts	629,598	(609,568)	20,030	—	—	20,030
MACQ	Total Return Swap Contracts	1,345,166	—	1,345,166	—	—	1,345,166
Total financial instruments subject to a master netting arrangement or similar arrangement		7,149,642	(609,568)	6,540,074	—	—	6,540,074

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
GSIN	Total Return Swap Contracts	$609,568	$(609,568)	$—	$—	$—	$—
SOCG	Total Return Swap Contracts	199,777	—	199,777	—	(199,777)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		809,345	(609,568)	199,777	—	(199,777)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 19,755,981.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$32,375	$(32,375)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	1,423,132	(845,462)	577,670	—	(577,670)	—
GSIN	Total Return Swap Contracts	5,515	(5,515)	—
	Total Return Basket Swap Contracts	1,250,672	—	1,250,672
	Total GSIN	1,256,187	(5,515)	1,250,672	—	(1,250,672)	—
JPMC	Forward Foreign Currency Exchange Contracts	2,130,096	(1,228,404)	901,692	—	—	901,692
MSCS	Total Return Swap Contracts	103,043	(34,049)	68,994	—	—	68,994
Total financial instruments subject to a master netting arrangement or similar arrangement		4,944,833	(2,145,805)	2,799,028	—	(1,828,342)	970,686

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$150,216	$(32,375)	$117,841	$—	$(117,841)	$—
CITI	Forward Foreign Currency Exchange Contracts	845,462	(845,462)	—	—	—	—
GSIN	Total Return Swap Contracts	24,025	(5,515)	18,510	—	(18,510)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,228,404	(1,228,404)	—	—	—	—
MSCS	Total Return Swap Contracts	34,049	(34,049)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,282,156	(2,145,805)	136,351	—	(136,351)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 381,658.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 37,702,721.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$244,221	$—	$244,221	$—	$(244,221)	$—
GSIN	Total Return Swap Contracts	27,727	(26,832)	895	—	—	895
MACQ	Total Return Swap Contracts	88,807	—	88,807	—	—	88,807
Total financial instruments subject to a master netting arrangement or similar arrangement		360,755	(26,832)	333,923	—	(244,221)	89,702

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
GSIN	Total Return Swap Contracts	$26,832	$(26,832)	$—	$—	$—	$—
SOCG	Total Return Swap Contracts	10,146	—	10,146	—	—	10,146
Total financial instruments subject to a master netting arrangement or similar arrangement		36,978	(26,832)	10,146	—	—	10,146

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 15,779.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 1,160,000.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

For the period ended June 30, 2017, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG-SHORT EQUITY FUND	AQR MULTI-STRATEGY ALTERNATIVE FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND	AQR RISK PARITY FUND
Futures Contracts:
Average Notional Balance—Long	$—	$—	$33,404,826	$1,548,471,232	$4,326,221,540	$426,011,006	$523,945,137
Average Notional Balance—Short	95,058,700	—	55,815,818	—	5,697,408,797	90,724,951	12,855,819
Ending Notional Balance—Long	—	—	31,547,069	2,051,455,862	4,154,124,863	402,299,249	536,474,876
Ending Notional Balance—Short	87,870,400	—	71,616,527	—	5,050,040,509	71,943,198	9,955,738
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	5,397,563	15,178,824	39,523,539	593,020,808	2,520,209,491	—	119,293,715
Average Settlement Value—Sold	19,163,775	64,799,189	34,975,166	31,567,096	2,574,815,847	—	130,726,113
Ending Value—Purchased	9,815,596	10,601,135	37,069,676	719,936,673	2,632,761,818	—	152,059,200
Ending Value—Sold	13,342,906	82,731,173	29,797,668	69,548,901	2,602,264,326	—	149,542,405
Exchange-Traded Options:
Average Number of Contracts—Written	—	—	—	—	374	—	—
Ending Number of Contracts—Written	—	—	—	—	351	—	—
Credit Default Swaps:
Average Notional Balance—Buy Protection	19,166,667	—	—	—	228,338,202	—	—
Average Notional Balance—Sell Protection	—	—	—	—	437,206,053	—	370,424,460
Ending Notional Balance—Buy Protection	18,250,000	—	—	—	322,442,556	—	—
Ending Notional Balance—Sell Protection	—	—	—	—	466,809,379	—	378,495,766
Total Return Swaps:
Average Notional Balance—Long	—	—	3,836,900	56,223,184	361,673,636	65,033,941	59,128,390
Average Notional Balance—Short	—	—	4,278,600	148,482	487,797,082	38,141,948	8,409,580
Ending Notional Balance—Long	—	—	4,762,221	73,231,361	294,036,206	45,534,572	57,878,800
Ending Notional Balance—Short	—	—	4,765,971	—	532,287,510	26,655,474	3,540,029
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	—	—	354,413,701	—	—	—	70,745,160
Average Notional Balance—Receives Fixed rate	—	—	246,090,349	—	—	—	111,545,845
Ending Notional Balance—Pays Fixed Rate	—	—	286,172,792	—	—	—	74,909,546
Ending Notional Balance—Receives Fixed Rate	—	—	97,063,605	—	—	—	73,510,380
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	174,701,318	1,500,946,498	—	3,872,178,837	5,503,311,723	—	—
Average Notional of Underlying Positions—Short	65,691,962	1,423,348,061	—	3,661,512,960	4,561,114,582	—	—
Ending Notional Balance—Long	200,049,927	1,728,236,249	—	4,786,108,914	5,522,346,080	—	—
Ending Notional Balance—Short	82,645,636	1,602,127,830	—	4,445,478,356	4,595,460,608	—	—

	AQR RISK PARITY II HV FUND	AQR RISK PARITY II MV FUND	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND
Futures Contracts:
Average Notional Balance—Long	$142,803,501	$133,413,034	$11,577,756,453	$624,747,767
Average Notional Balance—Short	3,518,169	2,485,853	6,392,797,815	348,730,854
Ending Notional Balance—Long	136,374,896	128,965,838	10,718,679,340	573,482,538
Ending Notional Balance—Short	2,931,003	2,373,570	7,401,617,935	399,830,601
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	759,775	903,882	2,597,637,510	136,787,896
Average Settlement Value—Sold	14,295,743	13,476,571	2,648,520,492	139,824,265
Ending Value—Purchased	1,785,186	2,229,431	3,167,858,296	162,349,008
Ending Value—Sold	14,981,185	14,106,227	3,350,587,135	172,656,055

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

	AQR RISK PARITY II HV FUND	AQR RISK PARITY II MV FUND	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND
Total Return Swaps:
Average Notional Balance—Long	$14,188,560	$13,892,645	$578,959,176	$34,824,542
Average Notional Balance—Short	2,089,301	2,057,181	625,366,451	32,333,002
Ending Notional Balance—Long	12,804,008	12,836,862	590,690,749	33,831,221
Ending Notional Balance—Short	805,539	939,734	782,410,885	39,065,934
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	4,081,798,509	212,190,973
Average Notional of Underlying Positions—Short	—	—	3,207,163,537	167,551,227
Ending Notional Balance—Long	—	—	3,997,037,995	217,086,522
Ending Notional Balance—Short	—	—	3,138,185,588	170,402,687

*	Notional values as of each quarter end are used to calculate the average represented.

9. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to a Third Amended and Restated Investment Management Agreement, dated January 29, 2017 as amended, entered into by the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Diversified Arbitrage Fund	1.00%
AQR Equity Market Neutral Fund	1.10
AQR Global Macro Fund	1.25
AQR Long-Short Equity Fund	1.10
AQR Multi-Strategy Alternative Fund	1.80
AQR Risk-Balanced Commodities Strategy Fund	0.80
AQR Risk Parity Fund	0.75	(a)
AQR Risk Parity II HV Fund	0.95	(b)
AQR Risk Parity II MV Fund	0.75	(c)
AQR Style Premia Alternative Fund	1.35
AQR Style Premia Alternative LV Fund	0.65

(a)	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
(b)	The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion.
(c)	The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2018 for Class I, N and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Diversified Arbitrage Fund	1.20%	1.45%	1.10%
AQR Equity Market Neutral Fund	1.30	1.55	1.20
AQR Global Macro Fund	1.45	1.70	1.35
AQR Long-Short Equity Fund	1.30	1.55	1.20
AQR Multi-Strategy Alternative Fund	1.98	2.23	1.88
AQR Risk-Balanced Commodities Strategy Fund	1.00	1.25	0.90
AQR Risk Parity Fund	0.95	1.20	0.85
AQR Risk Parity II HV Fund	1.15	1.40	1.05
AQR Risk Parity II MV Fund	0.95	1.20	0.85
AQR Style Premia Alternative Fund	1.50	1.75	1.40
AQR Style Premia Alternative LV Fund	0.85	1.10	0.75

For the period ended June 30, 2017 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Diversified Arbitrage Fund	$170,267	$2,877	$173,144
AQR Global Macro Fund	121,116	167	121,283
AQR Risk-Balanced Commodities Strategy Fund	66,713	—	66,713
AQR Risk Parity Fund	50,775	—	50,775
AQR Risk Parity II HV Fund	103,546	—	103,546
AQR Risk Parity II MV Fund	103,270	—	103,270
AQR Style Premia Alternative Fund	344,476	—	344,476
AQR Style Premia Alternative LV Fund	40,488	484	40,972

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

For the period ended June 30, 2017, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2017 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2017	2018	2019	2020

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$134,302	$822,573	$6,759	$292,915	$388,597	$134,302
Class N	36,580	230,072	—	71,086	122,406	36,580
Class R6	2,262	5,270	1	206	2,801	2,262

Totals	$173,144	$1,057,915	$6,760	$364,207	$513,804	$173,144

AQR EQUITY MARKET NEUTRAL FUND
Class I	$—	$—	$—	$—	$—	$—
Class N	—	38,006	—	38,006	—	—
Class R6	—	52,779	21,651	26,348	4,780	—

Totals	$—	$90,785	$21,651	$64,354	$4,780	$—

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2017	2018	2019	2020

AQR GLOBAL MACRO FUND
Class I	$89,508	$544,061	$175,240	$126,341	$152,972	$89,508
Class N	12,622	125,525	5,354	71,767	35,782	12,622
Class R6	19,153	45,296	365	383	25,395	19,153

Totals	$121,283	$714,882	$180,959	$198,491	$214,149	$121,283

AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I	$—	$209,346	$51,100	$158,246	$—	$—
Class N	—	23,835	15,114	8,721	—	—
Class R6	—	—	—	—	—	—

Totals	$—	$233,181	$66,214	$166,967	$—	$—

AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I	$29,332	$301,871	$77,937	$138,642	$55,960	$29,332
Class N	2,432	27,667	14,805	7,371	3,059	2,432
Class R6	34,949	147,961	366	42,155	70,491	34,949

Totals	$66,713	$477,499	$93,108	$188,168	$129,510	$66,713

AQR RISK PARITY FUND
Class I	$44,543	$187,776	$—	$69,118	$74,115	$44,543
Class N	1,837	9,989	—	4,693	3,459	1,837
Class R6	4,395	7,828	1	259	3,173	4,395

Totals	$50,775	$205,593	$1	$74,070	$80,747	$50,775

AQR RISK PARITY II HV FUND
Class I	$85,959	$457,149	$59,267	$139,839	$172,084	$85,959
Class N	12,380	77,594	15,002	28,164	22,048	12,380
Class R6	5,207	21,455	122	7,335	8,791	5,207

Totals	$103,546	$556,198	$74,391	$175,338	$202,923	$103,546

AQR RISK PARITY II MV FUND
Class I	$96,685	$511,404	$75,235	$164,768	$174,716	$96,685
Class N	5,815	35,794	4,004	12,819	13,156	5,815
Class R6	770	2,175	57	167	1,181	770

Totals	$103,270	$549,373	$79,296	$177,754	$189,053	$103,270

AQR STYLE PREMIA ALTERNATIVE FUND
Class I	$206,040	$994,552	$—	$288,940	$499,572	$206,040
Class N	16,113	95,348	17,695	16,848	44,692	16,113
Class R6	122,323	204,061	3,725	78,013	—	122,323

Totals	$344,476	$1,293,961	$21,420	$383,801	$544,264	$344,476

AQR STYLE PREMIA ALTERNATIVE LV FUND
Class I	$27,051	$296,306	$12,440	$177,184	$79,631	$27,051
Class N	4,128	78,467	12,768	50,106	11,465	4,128
Class R6	9,793	215,053	113,104	73,183	18,973	9,793

Totals	$40,972	$589,826	$138,312	$300,473	$110,069	$40,972

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

During the period ended June 30, 2017, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Equity Market Neutral Fund	$114,438	$20,486	$21,801
AQR Long-Short Equity Fund	194,592	38,684	—
AQR Multi-Strategy Alternative Fund	98,934	19,730	—

Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% and 0.35% of the average daily net assets for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund, respectively.

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent and Custodian.

State Street Bank and Trust Company, together with JPMorgan Chase Bank, N.A., serve as Custodian of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Long-Short Equity Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

10. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

11. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

12. Line of Credit

Effective February 24, 2017 and terminating on February 23, 2018, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit available is in the amount of $300,000,000, prior to February 24, 2017 the line of credit available was $285,000,000 at substantially similar terms. The Funds did not have any borrowings for the period ended June 30, 2017.

AQR Funds	Semi-Annual Report	June 2017

Notes to Financial Statements	June 30, 2017 (Unaudited)

13. Principal Ownership

As of June 30, 2017, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Diversified Arbitrage Fund	5	85.39%
AQR Equity Market Neutral Fund	6	69.86%
AQR Global Macro Fund*	5	83.19%
AQR Long-Short Equity Fund	8	76.83%
AQR Multi-Strategy Alternative Fund	3	77.53%
AQR Risk-Balanced Commodities Strategy Fund	6	90.20%
AQR Risk Parity Fund	4	80.42%
AQR Risk Parity II HV Fund*	8	79.43%
AQR Risk Parity II MV Fund	4	74.72%
AQR Style Premia Alternative Fund	6	80.74%
AQR Style Premia Alternative LV Fund	8	92.53%

*	The percentage held by the Adviser and/or affiliates is 26.57% and 10.75% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with the modifications to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017 and other amendments and rules are effective during 2018. Adoption of these rules will have no effect on the Funds’ net assets or results of operations. Management is currently evaluating the impact on the Funds’ financial statements.

15. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than noted above.

AQR Funds	Semi-Annual Report	June 2017

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/17” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/17

AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$1,045.50	2.08%	$10.55
Hypothetical Return	$1,000.00	$1,014.48	2.08%	$10.39

Class N
Actual Return	$1,000.00	$1,044.40	2.33%	$11.81
Hypothetical Return	$1,000.00	$1,013.24	2.33%	$11.63

Class R6
Actual Return	$1,000.00	$1,046.70	1.98%	$10.05
Hypothetical Return	$1,000.00	$1,014.98	1.98%	$9.89

AQR Equity Market Neutral Fund

Class I
Actual Return	$1,000.00	$1,010.90	2.56%	$12.76
Hypothetical Return	$1,000.00	$1,012.10	2.56%	$12.77

Class N
Actual Return	$1,000.00	$1,010.00	2.82%	$14.05
Hypothetical Return	$1,000.00	$1,010.81	2.82%	$14.06

Class R6
Actual Return	$1,000.00	$1,011.70	2.47%	$12.32
Hypothetical Return	$1,000.00	$1,012.55	2.47%	$12.33

AQR Funds	Semi-Annual Report	June 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/17

AQR Global Macro Fund

Class I
Actual Return	$1,000.00	$957.00	1.42%	$6.89
Hypothetical Return	$1,000.00	$1,017.75	1.42%	$7.10

Class N
Actual Return	$1,000.00	$955.50	1.70%	$8.24
Hypothetical Return	$1,000.00	$1,016.36	1.70%	$8.50

Class R6
Actual Return	$1,000.00	$955.90	1.35%	$6.55
Hypothetical Return	$1,000.00	$1,018.10	1.35%	$6.76

AQR Long-Short Equity Fund

Class I
Actual Return	$1,000.00	$1,054.30	2.44%	$12.43
Hypothetical Return	$1,000.00	$1,012.69	2.44%	$12.18

Class N
Actual Return	$1,000.00	$1,053.10	2.71%	$13.80
Hypothetical Return	$1,000.00	$1,011.36	2.71%	$13.51

Class R6
Actual Return	$1,000.00	$1,055.80	2.33%	$11.88
Hypothetical Return	$1,000.00	$1,013.24	2.33%	$11.63

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$997.90	2.28%	$11.29
Hypothetical Return	$1,000.00	$1,013.49	2.28%	$11.38

Class N
Actual Return	$1,000.00	$996.80	2.54%	$12.58
Hypothetical Return	$1,000.00	$1,012.20	2.54%	$12.67

Class R6
Actual Return	$1,000.00	$997.90	2.18%	$10.80
Hypothetical Return	$1,000.00	$1,013.98	2.18%	$10.89

AQR Risk-Balanced Commodities Strategy Fund

Class I
Actual Return	$1,000.00	$960.00	1.00%	$4.86
Hypothetical Return	$1,000.00	$1,019.84	1.00%	$5.01

Class N
Actual Return	$1,000.00	$957.90	1.25%	$6.07
Hypothetical Return	$1,000.00	$1,018.60	1.25%	$6.26

Class R6
Actual Return	$1,000.00	$960.10	0.90%	$4.37
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

AQR Risk Parity Fund

Class I
Actual Return	$1,000.00	$1,056.70	0.94%	$4.79
Hypothetical Return	$1,000.00	$1,020.13	0.94%	$4.71

Class N
Actual Return	$1,000.00	$1,055.80	1.20%	$6.12
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class R6
Actual Return	$1,000.00	$1,057.80	0.85%	$4.34
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

AQR Funds	Semi-Annual Report	June 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/17

AQR Risk Parity II HV Fund

Class I
Actual Return	$1,000.00	$1,030.90	1.30%	$6.55
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51

Class N
Actual Return	$1,000.00	$1,029.70	1.58%	$7.95
Hypothetical Return	$1,000.00	$1,016.96	1.58%	$7.90

Class R6
Actual Return	$1,000.00	$1,032.10	1.23%	$6.20
Hypothetical Return	$1,000.00	$1,018.70	1.23%	$6.16

AQR Risk Parity II MV Fund

Class I
Actual Return	$1,000.00	$1,022.30	0.95%	$4.76
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$1,021.20	1.20%	$6.01
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class R6
Actual Return	$1,000.00	$1,022.30	0.85%	$4.26
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

AQR Style Premia Alternative Fund

Class I
Actual Return	$1,000.00	$1,013.10	2.51%	$12.53
Hypothetical Return	$1,000.00	$1,012.35	2.51%	$12.52

Class N
Actual Return	$1,000.00	$1,012.10	2.77%	$13.82
Hypothetical Return	$1,000.00	$1,011.06	2.77%	$13.81

Class R6
Actual Return	$1,000.00	$1,014.10	2.42%	$12.09
Hypothetical Return	$1,000.00	$1,012.79	2.42%	$12.08

AQR Style Premia Alternative LV Fund

Class I
Actual Return	$1,000.00	$1,009.60	1.41%	$7.03
Hypothetical Return	$1,000.00	$1,017.80	1.41%	$7.05

Class N
Actual Return	$1,000.00	$1,008.70	1.66%	$8.27
Hypothetical Return	$1,000.00	$1,016.56	1.66%	$8.30

Class R6
Actual Return	$1,000.00	$1,010.60	1.31%	$6.53
Hypothetical Return	$1,000.00	$1,018.30	1.31%	$6.56

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2017

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Semi-Annual Report

June 30, 2017 (Unaudited)

AQR Managed Futures Strategy Fund

AQR Managed Futures Strategy HV Fund

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 98.6%
INVESTMENT COMPANIES - 15.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (a)(b)	58,580,808	$58,580,808
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (a)(b)	234,323,233	234,323,233
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (a)(b)(c)	500,232,721	500,232,721
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (a)(c)	155,949,210	155,949,210
Limited Purpose Cash Investment Fund, 0.81% (a)(d)	619,702,993	619,641,022
UBS Select Treasury Preferred Fund, Class I, 0.85% (a)(b)	292,904,042	292,904,042

TOTAL INVESTMENT COMPANIES (Cost $1,861,631,036)		1,861,631,036

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 83.1%
U.S. Treasury Bills 0.63%, 7/6/2017 (b)(e)(f)	$304,160,000	304,140,838
0.59%, 7/13/2017 (b)(e)(f)	115,926,000	115,901,076
0.61%, 7/20/2017 (b)(f)	411,349,000	411,197,212
0.60%, 7/27/2017 (b)(e)(f)	1,045,191,000	1,044,619,281
0.63%, 8/3/2017 (b)(f)	1,420,074,000	1,419,031,666
0.62%, 8/10/2017 (b)(f)	530,519,000	530,030,922

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 83.1% (continued)
0.65%, 8/17/2017 (b)(f)	$353,005,000	$352,606,104
0.67%, 8/24/2017 (f)	129,007,000	128,835,937
0.67%, 8/31/2017 (b)(f)	503,527,000	502,765,667
0.91%, 9/14/2017 (b)(f)	1,005,523,000	1,003,591,390
0.89%, 9/21/2017 (b)(f)	162,338,000	161,986,863
0.91%, 9/28/2017 (b)(f)	795,292,000	793,350,692
0.91%, 10/5/2017 (b)(e)(f)	545,746,000	544,299,773
0.95%, 10/12/2017 (b)(e)(f)	24,938,000	24,865,780
0.96%, 10/26/2017 (e)(f)	174,103,000	173,524,456
1.03%, 11/16/2017 (b)(e)(f)	32,903,000	32,772,178
1.06%, 11/30/2017 (b)(e)(f)	533,749,000	531,401,038
1.07%, 12/7/2017 (b)(e)(f)	904,332,000	900,112,387
1.11%, 12/14/2017 (b)(e)(f)	714,873,000	711,396,573
1.13%, 12/21/2017 (e)(f)	302,881,000	301,335,398
1.12%, 12/28/2017 (f)	2,834,000	2,818,288

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,991,467,446)		9,990,583,519

TOTAL SHORT-TERM INVESTMENTS (Cost $11,853,098,482)		11,852,214,555

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.6% (Cost $11,853,098,482)		11,852,214,555

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% (g)		174,200,244

NET ASSETS - 100.0%		$12,026,414,799

(a)	Represents 7-day effective yield as of 6/30/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/17	VALUE AT 06/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	2,442,195,419	(1,822,492,426)	619,702,993	$619,641,022	$449,726	$(9,459)	$—

(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

2

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	Bovespa Index August Futures	08/2017	BRL	(263,768,338)	$(1,705,514)
GSIN	Coffee ‘C’ September Futures^	08/2017	USD	(9,186,712)	(5,100)
MACQ	Coffee ‘C’ September Futures^	08/2017	USD	(11,810,383)	(303,954)
CITI	Corn September Futures^	08/2017	USD	(55,213,813)	1,378,513
MLIN	Corn September Futures^	08/2017	USD	(30,546,094)	732,844
GSIN	Cotton No. 2 December Futures^	11/2017	USD	6,909,435	(427,680)
GSIN	Cotton No. 2 December Futures^	11/2017	USD	(6,523,335)	41,580
MACQ	Cotton No. 2 December Futures^	11/2017	USD	(10,991,250)	(86,035)
MACQ	Cotton No. 2 December Futures^	11/2017	USD	11,808,905	(731,621)
MLIN	Cotton No. 2 December Futures^	11/2017	USD	10,202,870	(634,565)
MLIN	Cotton No. 2 December Futures^	11/2017	USD	(9,891,490)	323,185
SOCG	Cotton No. 2 December Futures^	11/2017	USD	(16,937,022)	818,372
SOCG	Cotton No. 2 December Futures^	11/2017	USD	17,171,995	(1,053,346)
BANA	Hang Seng Index July Futures	07/2017	HKD	179,719,965	(80,048)
GSIN	Hang Seng Index July Futures	07/2017	HKD	1,296,627,351	(423,267)
MSCS	Hang Seng Index July Futures	07/2017	HKD	298,751,793	(87,900)
MACQ	Hard Red Winter Wheat September Futures^	08/2017	USD	9,843,047	720,478
MACQ	Hard Red Winter Wheat September Futures^	08/2017	USD	(13,017,732)	(1,728,843)
MLIN	Hard Red Winter Wheat September Futures^	08/2017	USD	(93,313)	(12,588)
MLIN	Hard Red Winter Wheat September Futures^	08/2017	USD	96,100	9,800
SOCG	Hard Red Winter Wheat September Futures^	08/2017	USD	(5,627,796)	(752,679)
SOCG	Hard Red Winter Wheat September Futures^	08/2017	USD	5,764,424	616,051
BANA	H-SHARES Index July Futures	07/2017	HKD	109,836,442	(161,402)
GSIN	H-SHARES Index July Futures	07/2017	HKD	1,609,915,641	(1,713,975)
GSIN	KOSPI Index 200 September Futures	09/2017	KRW	32,037,417,525	444,044
MSCS	KOSPI Index 200 September Futures	09/2017	KRW	328,146,347,300	4,483,439
GSIN	Lean Hogs August Futures^	08/2017	USD	(1,454,400)	(53,100)
GSIN	Lean Hogs August Futures^	08/2017	USD	1,456,740	50,760
MACQ	Lean Hogs August Futures^	08/2017	USD	4,941,192	150,808
MACQ	Lean Hogs August Futures^	08/2017	USD	(13,679,465)	(491,035)
GSIN	Lean Hogs July Futures^	07/2017	USD	(18,658,548)	(3,272,702)
GSIN	Lean Hogs July Futures^	07/2017	USD	19,274,200	2,657,050
MACQ	Lean Hogs July Futures^	07/2017	USD	(24,323,894)	(4,204,856)
MACQ	Lean Hogs July Futures^	07/2017	USD	25,268,438	3,260,312
MLIN	Lean Hogs July Futures^	07/2017	USD	(11,085,642)	(1,964,358)
MLIN	Lean Hogs July Futures^	07/2017	USD	11,923,040	1,126,960
SOCG	Lean Hogs July Futures^	07/2017	USD	16,365,701	1,686,799
SOCG	Lean Hogs July Futures^	07/2017	USD	(15,386,725)	(2,665,775)
MACQ	Live Cattle August Futures^	08/2017	USD	20,604,145	(833,145)
MACQ	Live Cattle August Futures^	08/2017	USD	(147,435)	7,875
MLIN	Live Cattle August Futures^	08/2017	USD	(7,531,220)	227,580
MLIN	Live Cattle August Futures^	08/2017	USD	67,351,137	(3,200,057)
SOCG	Live Cattle August Futures^	08/2017	USD	102,282,936	(4,172,256)
MSCS	MSCI Singapore Index July Futures	07/2017	SGD	40,577,209	76,882
BANA	MSCI Taiwan Stock Index July Futures	07/2017	USD	9,878,867	(130,777)
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	149,679,510	(1,184,890)
MSCS	MSCI Taiwan Stock Index July Futures	07/2017	USD	90,096,157	(1,014,797)
BANA	OMXS30 Index July Futures	07/2017	SEK	591,253,763	(1,933,310)
GSIN	SGX S&P CNX Nifty Index July Futures	07/2017	USD	54,530,524	(84,704)
MSCS	SGX S&P CNX Nifty Index July Futures	07/2017	USD	47,697,815	(143,389)
CITI	Soybean Meal December Futures^	11/2017	USD	(91,468,731)	(926,549)
MACQ	Soybean Meal December Futures^	11/2017	USD	(25,004,549)	(140,411)
MLIN	Soybean Meal December Futures^	11/2017	USD	(74,593,070)	(406,130)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

3

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Soybean Meal December Futures^	11/2017	USD	(31,791,323)	$ (168,917)
CITI	Soybean November Futures^	10/2017	USD	(214,058,319)	(3,338,256)
GSIN	Soybean November Futures^	10/2017	USD	(77,104,941)	(1,184,559)
GSIN	Soybean November Futures^	10/2017	USD	17,875,057	265,193
MACQ	Soybean November Futures^	10/2017	USD	(149,431,019)	(1,944,593)
MLIN	Soybean November Futures^	10/2017	USD	(61,328,563)	(873,400)
SOCG	Soybean November Futures^	10/2017	USD	(10,413,451)	(136,537)
GSIN	Soybean Oil December Futures^	11/2017	USD	1,662,468	(22,140)
GSIN	Soybean Oil December Futures^	11/2017	USD	(8,622,444)	(259,332)
MACQ	Soybean Oil December Futures^	11/2017	USD	(10,314,041)	(328,087)
MACQ	Soybean Oil December Futures^	11/2017	USD	8,075,970	145,674
SOCG	Soybean Oil December Futures^	11/2017	USD	307,639	12,425
SOCG	Soybean Oil December Futures^	11/2017	USD	(310,211)	(9,853)
BANA	Swiss Market Index September Futures	09/2017	CHF	81,693,852	300,675
MSCS	Swiss Market Index September Futures	09/2017	CHF	144,480,960	495,929
BANA	Taiwan Stock Exchange July Futures	07/2017	TWD	3,393,951,653	2,688,219
CITI	Wheat September Futures^	08/2017	USD	102,176,890	9,203,610
CITI	Wheat September Futures^	08/2017	USD	(96,934,091)	(14,446,410)
MACQ	Wheat September Futures^	08/2017	USD	4,942,898	54,103
MACQ	Wheat September Futures^	08/2017	USD	(16,711,064)	(2,461,636)
MLIN	Wheat September Futures^	08/2017	USD	238,750	24,250
MLIN	Wheat September Futures^	08/2017	USD	(227,887)	(35,113)
SOCG	Wheat September Futures^	08/2017	USD	75,415,711	7,850,089
SOCG	Wheat September Futures^	08/2017	USD	(72,466,801)	(10,798,999)

					$(32,885,091)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3,264	MSCL	Copper Futures^	09/2017	$212,761,988	$221,217,600	$8,455,612
474	MSCL	Hard Red Winter Wheat Futures^	09/2017	11,633,793	12,549,150	915,357
33	MSCL	Live Cattle Futures^	08/2017	1,620,688	1,535,160	(85,528)
263	JPPC	LME Aluminum Futures^	07/2017	12,871,607	12,581,263	(290,344)
493	JPPC	LME Aluminum Futures^	08/2017	23,596,519	23,570,576	(25,943)
444	JPPC	LME Aluminum Futures^	08/2017	21,330,370	21,229,638	(100,732)
276	JPPC	LME Aluminum Futures^	08/2017	13,232,970	13,197,975	(34,995)
204	JPPC	LME Aluminum Futures^	08/2017	9,631,850	9,758,442	126,592
278	JPPC	LME Aluminum Futures^	08/2017	13,066,820	13,299,381	232,561
261	JPPC	LME Aluminum Futures^	08/2017	12,182,286	12,487,219	304,933
267	JPPC	LME Aluminum Futures^	08/2017	12,590,425	12,774,815	184,390
10	JPPC	LME Aluminum Futures^	08/2017	486,721	478,740	(7,981)
124	JPPC	LME Aluminum Futures^	08/2017	6,067,935	5,936,903	(131,032)
253	JPPC	LME Aluminum Futures^	08/2017	12,119,544	12,119,712	168
118	JPPC	LME Aluminum Futures^	09/2017	5,595,981	5,655,740	59,759
137	JPPC	LME Aluminum Futures^	09/2017	6,418,854	6,571,719	152,865
1,941	JPPC	LME Aluminum Futures^	09/2017	93,873,192	93,143,737	(729,455)
123	JPPC	LME Aluminum Futures^	09/2017	5,781,051	5,902,001	120,950
520	JPPC	LME Aluminum Futures^	09/2017	24,424,743	24,943,750	519,007

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

4

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
72	JPPC	LME Aluminum Futures^	09/2017	$3,370,676	$3,454,002	$83,326
13	JPPC	LME Aluminum Futures^	09/2017	607,813	623,652	15,839
15	JPPC	LME Aluminum Futures^	09/2017	707,662	719,610	11,948
36	JPPC	LME Aluminum Futures^	09/2017	1,717,409	1,727,100	9,691
29	JPPC	LME Copper Futures^	07/2017	4,130,144	4,298,888	168,744
82	JPPC	LME Copper Futures^	08/2017	11,301,791	12,157,136	855,345
50	JPPC	LME Copper Futures^	08/2017	6,862,648	7,413,438	550,790
51	JPPC	LME Copper Futures^	08/2017	7,094,100	7,561,872	467,772
480	JPPC	LME Copper Futures^	09/2017	68,034,041	71,283,000	3,248,959
238	JPPC	LME Nickel Futures^	07/2017	13,245,283	13,365,666	120,383
208	JPPC	LME Nickel Futures^	08/2017	11,452,803	11,696,518	243,715
218	JPPC	LME Nickel Futures^	09/2017	11,609,034	12,270,021	660,987
12	JPPC	LME Nickel Futures^	09/2017	660,814	675,900	15,086
27	JPPC	LME Nickel Futures^	09/2017	1,482,380	1,520,613	38,233
25	JPPC	LME Nickel Futures^	09/2017	1,369,561	1,408,275	38,714
3	JPPC	LME Nickel Futures^	09/2017	164,203	169,002	4,799
9	JPPC	LME Nickel Futures^	09/2017	497,384	507,033	9,649
7	JPPC	LME Nickel Futures^	09/2017	391,349	394,380	3,031
102	JPPC	LME Zinc Futures^	07/2017	6,592,000	7,025,888	433,888
139	JPPC	LME Zinc Futures^	07/2017	8,987,616	9,578,838	591,222
81	JPPC	LME Zinc Futures^	07/2017	5,153,317	5,582,419	429,102
115	JPPC	LME Zinc Futures^	07/2017	7,486,494	7,925,771	439,277
57	JPPC	LME Zinc Futures^	07/2017	3,735,777	3,928,468	192,691
4	JPPC	LME Zinc Futures^	07/2017	261,662	275,696	14,034
185	JPPC	LME Zinc Futures^	07/2017	12,130,672	12,751,310	620,638
324	JPPC	LME Zinc Futures^	09/2017	22,032,875	22,356,000	323,125
39	JPPC	LME Zinc Futures^	09/2017	2,645,376	2,689,372	43,996
33	JPPC	LME Zinc Futures^	09/2017	2,243,503	2,275,350	31,847
56	JPPC	LME Zinc Futures^	09/2017	3,835,438	3,861,200	25,762
56	JPPC	LME Zinc Futures^	09/2017	3,824,981	3,861,200	36,219
62	JPPC	LME Zinc Futures^	09/2017	4,266,091	4,274,900	8,809
919	MSCL	NYMEX Palladium Futures^	09/2017	73,267,531	76,888,135	3,620,604
167	MSCL	Soybean Oil Futures^	12/2017	3,300,545	3,340,668	40,123
185	MSCL	Wheat Futures^	09/2017	4,516,490	4,865,500	349,010
1,588	BARC	Amsterdam Index Futures	07/2017	190,140,864	183,731,273	(6,409,591)
5,167	BARC	CAC40 Index Futures	07/2017	311,473,219	301,949,684	(9,523,535)
955	BARC	DAX Index Futures	09/2017	348,797,788	335,951,998	(12,845,790)
4,409	BARC	E-Mini DJIA CBOT Futures	09/2017	468,409,552	469,558,500	1,148,948
1,419	JPMS	E-Mini MSCI EAFE Index Futures	09/2017	134,157,241	134,067,120	(90,121)
5,437	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2017	273,262,847	274,106,355	843,508
2,119	BARC	E-Mini Russell 2000 Futures	09/2017	150,463,208	149,845,085	(618,123)
7,635	BARC	Euro Stoxx 50 Index Futures	09/2017	309,942,724	299,194,013	(10,748,711)
3,348	BARC	FTSE 100 Index Futures	09/2017	325,324,279	315,816,632	(9,507,647)
1,947	GSCO	FTSE Bursa Malaysia KLCI Index Futures	09/2017	301,434,638	300,519,741	(914,897)
293	BARC	FTSE/MIB Index Futures	09/2017	35,211,810	34,299,946	(911,864)
676	BARC	Hang Seng Index Futures	07/2017	111,089,838	110,762,541	(327,297)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

5

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
645	BARC	H-SHARES Index Futures	07/2017	$42,475,595	$42,112,182	$(363,413)
1,570	BARC	IBEX 35 Index Futures	07/2017	193,858,501	186,596,047	(7,262,454)
1,009	BARC	KOSPI Index 200 Futures	09/2017	67,952,427	68,984,858	1,032,431
104	JPMS	KOSPI Index 200 Futures	09/2017	7,015,854	7,110,432	94,578
1,509	BARC	MSCI Singapore Index Futures	07/2017	39,162,521	39,288,255	125,734
166	BARC	MSCI Taiwan Stock Index Futures	07/2017	6,471,003	6,395,980	(75,023)
4,425	BARC	NASDAQ 100 E-Mini Index Futures	09/2017	510,688,142	500,268,375	(10,419,767)
1,698	JPMS	Nikkei 225 Futures	09/2017	303,956,259	302,235,696	(1,720,563)
5,351	JPMS	OMXS30 Index Futures	07/2017	104,905,666	101,799,652	(3,106,014)
4,152	BARC	S&P 500 E-Mini Futures	09/2017	504,417,830	502,578,840	(1,838,990)
1,357	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	188,917,683	186,095,682	(2,822,001)
651	BARC	S&PMID 400 E-Mini Futures	09/2017	114,291,520	113,671,110	(620,410)
805	BARC	SPI 200 Index Futures	09/2017	88,438,833	87,379,150	(1,059,683)
2,700	BARC	TOPIX Index Futures	09/2017	384,769,257	386,845,966	2,076,709
84	JPMS	3-Month Euro Euribor Futures	12/2017	24,059,550	24,053,507	(6,043)
1,121	JPMS	3-Month Euro Euribor Futures	06/2018	320,953,183	320,743,714	(209,469)
1,125	JPMS	3-Month Euro Euribor Futures	12/2018	321,840,586	321,518,791	(321,795)
351	JPMS	3-Month Euro Euribor Futures	03/2019	100,368,383	100,248,717	(119,666)
1,282	JPMS	90-Day Sterling Futures	12/2017	208,001,132	207,674,038	(327,094)
1,209	JPMS	90-Day Sterling Futures	12/2018	195,810,804	195,317,137	(493,667)
1,960	JPMS	90-Day Sterling Futures	03/2019	317,331,327	316,515,526	(815,801)
2,357	JPMS	90-Day Sterling Futures	06/2019	381,630,222	380,434,240	(1,195,982)
181	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2018	138,542,696	138,488,271	(54,425)
1,139	JPMS	Australia 10-Year Bond Futures	09/2017	114,988,390	113,158,554	(1,829,836)
1,854	GSCO	Canadian 10-Year Bond Futures	09/2017	206,351,860	200,940,546	(5,411,314)
1,220	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	233,014,304	232,030,960	(983,344)
3,927	GSCO	Euro-OAT Futures	09/2017	672,256,967	665,965,912	(6,291,055)
1,571	GSCO	Euro-SCHATZ Futures	09/2017	201,229,501	200,694,428	(535,073)
6,218	GSCO	Long Gilt Futures	09/2017	1,032,004,955	1,016,945,447	(15,059,508)

				10,793,679,759	10,707,575,243	(86,104,516)

Short Contracts:
7,898	GSCO	Brent Crude Futures^	07/2017	$(367,911,927)	$(385,185,460)	$(17,273,533)
1,482	GSCO	Cocoa Futures^	09/2017	(30,065,873)	(29,436,020)	629,853
1,131	MSCL	Cocoa Futures^	09/2017	(21,044,673)	(21,941,400)	(896,727)
2,906	MSCL	Coffee ‘C’ Futures^	09/2017	(140,093,646)	(136,981,575)	3,112,071
3,170	MSCL	Corn Futures^	09/2017	(58,445,620)	(60,388,500)	(1,942,880)
763	MSCL	Cotton No. 2 Futures^	12/2017	(25,606,063)	(26,167,085)	(561,022)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

6

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
6,385	GSCO	Gas Oil Futures^	08/2017	$(267,957,111)	$(278,386,000)	$(10,428,889)
2,572	MSCL	Gasoline RBOB Futures^	07/2017	(157,542,066)	(163,515,929)	(5,973,863)
3,366	MSCL	Gold 100 OZ Futures^	08/2017	(419,803,919)	(418,158,180)	1,645,739
3,775	MSCL	Heating Oil ULSD Futures^	07/2017	(223,747,037)	(235,145,505)	(11,398,468)
31	MSCL	Lean Hogs Futures^	08/2017	(984,786)	(1,038,500)	(53,714)
263	JPPC	LME Aluminum Futures^	07/2017	(12,823,081)	(12,581,263)	241,818
493	JPPC	LME Aluminum Futures^	08/2017	(23,598,095)	(23,570,577)	27,518
444	JPPC	LME Aluminum Futures^	08/2017	(21,304,231)	(21,229,638)	74,593
276	JPPC	LME Aluminum Futures^	08/2017	(13,181,622)	(13,197,975)	(16,353)
204	JPPC	LME Aluminum Futures^	08/2017	(9,597,901)	(9,758,442)	(160,541)
278	JPPC	LME Aluminum Futures^	08/2017	(13,061,362)	(13,299,381)	(238,019)
261	JPPC	LME Aluminum Futures^	08/2017	(12,217,370)	(12,487,219)	(269,849)
267	JPPC	LME Aluminum Futures^	08/2017	(12,566,430)	(12,774,815)	(208,385)
10	JPPC	LME Aluminum Futures^	08/2017	(485,726)	(478,741)	6,985
124	JPPC	LME Aluminum Futures^	08/2017	(6,081,096)	(5,936,903)	144,193
253	JPPC	LME Aluminum Futures^	08/2017	(12,092,555)	(12,119,712)	(27,157)
118	JPPC	LME Aluminum Futures^	09/2017	(5,604,711)	(5,655,740)	(51,029)
137	JPPC	LME Aluminum Futures^	09/2017	(6,414,627)	(6,571,719)	(157,092)
904	JPPC	LME Aluminum Futures^	09/2017	(42,449,873)	(43,380,700)	(930,827)
123	JPPC	LME Aluminum Futures^	09/2017	(5,773,556)	(5,902,001)	(128,445)
520	JPPC	LME Aluminum Futures^	09/2017	(24,365,355)	(24,943,750)	(578,395)
72	JPPC	LME Aluminum Futures^	09/2017	(3,355,819)	(3,454,002)	(98,183)
13	JPPC	LME Aluminum Futures^	09/2017	(608,777)	(623,652)	(14,875)
15	JPPC	LME Aluminum Futures^	09/2017	(708,638)	(719,610)	(10,972)
36	JPPC	LME Aluminum Futures^	09/2017	(1,715,999)	(1,727,100)	(11,101)
29	JPPC	LME Copper Futures^	07/2017	(4,135,098)	(4,298,888)	(163,790)
82	JPPC	LME Copper Futures^	08/2017	(11,317,916)	(12,157,136)	(839,220)
50	JPPC	LME Copper Futures^	08/2017	(6,888,136)	(7,413,437)	(525,301)
51	JPPC	LME Copper Futures^	08/2017	(7,093,357)	(7,561,872)	(468,515)
238	JPPC	LME Nickel Futures^	07/2017	(13,192,460)	(13,365,666)	(173,206)
208	JPPC	LME Nickel Futures^	08/2017	(11,560,224)	(11,696,518)	(136,294)
218	JPPC	LME Nickel Futures^	09/2017	(11,630,152)	(12,270,021)	(639,869)
323	JPPC	LME Nickel Futures^	09/2017	(17,457,998)	(18,192,975)	(734,977)
27	JPPC	LME Nickel Futures^	09/2017	(1,483,807)	(1,520,613)	(36,806)
25	JPPC	LME Nickel Futures^	09/2017	(1,366,018)	(1,408,275)	(42,257)
3	JPPC	LME Nickel Futures^	09/2017	(164,009)	(169,002)	(4,993)
9	JPPC	LME Nickel Futures^	09/2017	(496,773)	(507,033)	(10,260)
7	JPPC	LME Nickel Futures^	09/2017	(391,716)	(394,380)	(2,664)
102	JPPC	LME Zinc Futures^	07/2017	(6,623,693)	(7,025,888)	(402,195)
139	JPPC	LME Zinc Futures^	07/2017	(8,929,710)	(9,578,837)	(649,127)
81	JPPC	LME Zinc Futures^	07/2017	(5,172,909)	(5,582,418)	(409,509)
115	JPPC	LME Zinc Futures^	07/2017	(7,521,997)	(7,925,771)	(403,774)
57	JPPC	LME Zinc Futures^	07/2017	(3,713,233)	(3,928,469)	(215,236)
4	JPPC	LME Zinc Futures^	07/2017	(260,747)	(275,696)	(14,949)
185	JPPC	LME Zinc Futures^	07/2017	(12,102,386)	(12,751,311)	(648,925)
39	JPPC	LME Zinc Futures^	09/2017	(2,652,879)	(2,689,371)	(36,492)
33	JPPC	LME Zinc Futures^	09/2017	(2,243,094)	(2,275,350)	(32,256)
56	JPPC	LME Zinc Futures^	09/2017	(3,831,259)	(3,861,200)	(29,941)
56	JPPC	LME Zinc Futures^	09/2017	(3,829,213)	(3,861,200)	(31,987)
62	JPPC	LME Zinc Futures^	09/2017	(4,285,869)	(4,274,900)	10,969
10,222	MSCL	Natural Gas Futures^	07/2017	(304,213,036)	(310,237,700)	(6,024,664)
1,227	MSCL	Platinum Futures^	10/2017	(56,813,621)	(56,834,640)	(21,019)
2,539	MSCL	Silver Futures^	09/2017	(210,170,573)	(211,079,765)	(909,192)
79	MSCL	Soybean Futures^	11/2017	(3,703,969)	(3,771,263)	(67,294)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

7

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1,988	MSCL	Soybean Meal Futures^	12/2017	$(61,269,301)	$(61,866,560)	$(597,259)
9,659	MSCL	Sugar #11 (World Markets) Futures^	09/2017	(155,397,687)	(149,397,684)	6,000,003
9,732	MSCL	WTI Crude Futures^	07/2017	(440,703,111)	(448,061,280)	(7,358,169)
1,376	JPMS	FTSE China Index Futures	07/2017	(15,656,113)	(15,634,800)	21,313
2,014	GSCO	10-Year Japanese Government Bond Futures	09/2017	(2,694,004,617)	(2,687,899,889)	6,104,728
1,431	JPMS	3-Month Euro Euribor Futures	03/2018	(409,650,393)	(409,625,669)	24,724
347	JPMS	3-Month Euro Euribor Futures	09/2018	(99,238,148)	(99,235,088)	3,060
1,499	JPMS	3-Month Euro Euribor Futures	06/2019	(427,891,733)	(427,870,901)	20,832
9,966	JPMS	90-Day EURODollar Futures	12/2017	(2,455,775,873)	(2,454,750,375)	1,025,498
4,392	JPMS	90-Day EURODollar Futures	03/2018	(1,081,441,090)	(1,080,871,200)	569,890
1,423	JPMS	90-Day EURODollar Futures	06/2018	(350,080,535)	(349,933,488)	147,047
1,762	JPMS	90-Day EURODollar Futures	09/2018	(432,683,749)	(432,967,450)	(283,701)
2,471	JPMS	90-Day EURODollar Futures	12/2018	(605,650,608)	(606,630,500)	(979,892)
3,444	JPMS	90-Day EURODollar Futures	03/2019	(841,800,697)	(845,028,450)	(3,227,753)
3,012	JPMS	90-Day EURODollar Futures	06/2019	(739,410,349)	(738,580,050)	830,299
744	JPMS	90-Day Sterling Futures	03/2018	(120,417,184)	(120,425,317)	(8,133)
1,144	JPMS	90-Day Sterling Futures	06/2018	(185,013,447)	(185,021,091)	(7,644)
618	JPMS	90-Day Sterling Futures	09/2018	(99,878,865)	(99,889,846)	(10,981)
226	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	(172,959,306)	(172,948,774)	10,532
11,618	JPMS	Australia 3-Year Bond Futures	09/2017	(999,109,974)	(997,015,179)	2,094,795
837	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2018	(159,191,588)	(159,051,299)	140,289
632	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	09/2017	(103,167,887)	(104,833,000)	(1,665,113)
141	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(37,036,017)	(37,025,550)	10,467
2,126	JPMS	Euro CHF 3-Month LIFFE Futures	12/2017	(558,476,782)	(558,105,485)	371,297
1,562	JPMS	Euro CHF 3-Month LIFFE Futures	03/2018	(410,202,271)	(409,925,227)	277,044
1,026	JPMS	Euro CHF 3-Month LIFFE Futures	06/2018	(269,368,222)	(269,179,216)	189,006
123	GSCO	Euro-Bobl Futures	09/2017	(18,512,549)	(18,501,802)	10,747
173	GSCO	Euro-Bund Futures	09/2017	(32,043,921)	(31,984,209)	59,712
1,445	GSCO	Euro-Buxl 30-Year Bond Futures	09/2017	(273,105,543)	(269,874,509)	3,231,034
2,023	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	(254,438,463)	(253,949,719)	488,744
15,636	MSCL	U.S. Treasury 2-Year Note Futures	09/2017	(3,380,712,692)	(3,379,086,187)	1,626,505

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

8

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2,382	MSCL	U.S. Treasury 5-Year Note Futures	09/2017	$(280,985,079)	$(280,685,203)	$299,876
1,100	MSCL	U.S. Treasury Long Bond Futures	09/2017	(168,286,161)	(169,056,250)	(770,089)

				(20,998,015,352)	(21,048,577,936)	(50,562,584)

				$(10,204,335,593)	$(10,341,002,693)	$(136,667,100)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	452,154,812	$343,594,155	$347,182,527	$3,588,372
Australian Dollar, Expiring 09/20/17	JPMC	AUD	678,232,212	515,392,562	520,773,784	5,381,222
Brazilian Real, Expiring 09/20/17*	CITI	BRL	205,248,797	61,403,496	60,974,312	(429,184)
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	297,199,195	88,934,690	88,290,487	(644,203)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	1,483,222,774	1,121,964,814	1,145,183,109	23,218,295
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	2,224,834,154	1,682,949,770	1,717,774,650	34,824,880
Swiss Franc, Expiring 09/20/17	CITI	CHF	4,381,600	4,537,770	4,592,405	54,635
Swiss Franc, Expiring 09/20/17	JPMC	CHF	6,572,400	6,806,665	6,888,609	81,944
Chilean Peso, Expiring 09/20/17*	CITI	CLP	35,235,658,649	52,840,826	52,959,230	118,404
Chilean Peso, Expiring 09/20/17*	JPMC	CLP	42,973,116,743	64,500,941	64,588,640	87,699
Colombian Peso, Expiring 09/20/17*	CITI	COP	135,793,437,208	45,960,188	44,101,636	(1,858,552)
Colombian Peso, Expiring 09/20/17*	JPMC	COP	182,739,512,088	61,855,507	59,348,311	(2,507,196)
Euro, Expiring 09/20/17	CITI	EUR	1,490,867,180	1,683,278,340	1,709,838,513	26,560,173
Euro, Expiring 09/20/17	JPMC	EUR	2,236,300,768	2,524,921,075	2,564,757,764	39,836,689
British Pound, Expiring 09/20/17	CITI	GBP	103,459,600	133,847,431	135,076,968	1,229,537
British Pound, Expiring 09/20/17	JPMC	GBP	155,189,400	200,771,664	202,615,453	1,843,789
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	96,663,600	12,433,995	12,407,648	(26,347)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	144,995,400	18,651,013	18,611,476	(39,537)
Hungarian Forint, Expiring 09/20/17	CITI	HUF	29,259,675,274	107,230,029	108,561,766	1,331,737

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

9

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	43,889,512,896	$ 160,845,115	$ 162,842,645	$ 1,997,530
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	761,535,418,368	56,644,192	56,648,335	4,143
Indonesian Rupiah, Expiring 09/20/17*	JPMC	IDR	1,130,267,823,576	84,070,171	84,077,232	7,061
Israeli Shekel, Expiring 09/20/17	CITI	ILS	408,825,400	115,352,328	117,562,649	2,210,321
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	578,985,600	163,286,835	166,494,254	3,207,419
Indian Rupee, Expiring 09/20/17*	CITI	INR	8,956,266,716	137,489,876	137,379,048	(110,828)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	12,533,983,092	192,360,010	192,257,188	(102,822)
Japanese Yen, Expiring 09/20/17	CITI	JPY	42,668,843,050	389,267,885	380,662,960	(8,604,925)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	64,003,264,566	583,902,224	570,994,436	(12,907,788)
Korean Won, Expiring 09/20/17*	CITI	KRW	341,385,150,079	304,815,355	298,435,143	(6,380,212)
Korean Won, Expiring 09/20/17*	JPMC	KRW	502,051,605,153	448,258,102	438,887,991	(9,370,111)
Mexican Peso, Expiring 09/20/17	CITI	MXN	5,591,495,209	299,803,151	304,307,114	4,503,963
Mexican Peso, Expiring 09/20/17	JPMC	MXN	8,370,616,799	448,791,046	455,555,825	6,764,779
Norwegian Krone, Expiring 09/20/17	CITI	NOK	1,485,629,206	177,023,191	178,220,161	1,196,970
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	2,228,443,802	265,530,781	267,330,240	1,799,459
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	1,973,466,366	1,412,623,622	1,444,073,665	31,450,043
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	2,960,199,538	2,118,938,403	2,166,110,494	47,172,091
Philippine Peso, Expiring 09/20/17*	CITI	PHP	1,322,627,184	26,528,791	26,031,905	(496,886)
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	1,958,701,768	39,288,758	38,551,103	(737,655)
Poland Zloty, Expiring 09/20/17	CITI	PLN	941,924,800	252,197,519	254,097,747	1,900,228
Poland Zloty, Expiring 09/20/17	JPMC	PLN	1,411,534,200	377,939,550	380,781,626	2,842,076
Swedish Krona, Expiring 09/20/17	CITI	SEK	799,616,433	94,185,613	95,336,970	1,151,357
Swedish Krona, Expiring 09/20/17	JPMC	SEK	1,140,651,647	134,502,963	135,998,045	1,495,082
Singapore Dollar, Expiring 09/20/17	CITI	SGD	96,848,200	70,085,752	70,431,970	346,218
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	138,484,800	100,220,062	100,711,806	491,744
Turkish Lira, Expiring 09/20/17	CITI	TRY	578,042,804	159,231,440	160,662,484	1,431,044
Turkish Lira, Expiring 09/20/17	JPMC	TRY	867,064,204	238,836,767	240,993,728	2,156,961
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	4,460,570,397	148,661,164	146,732,510	(1,928,654)
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	6,690,855,594	222,992,025	220,098,766	(2,893,259)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

10

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
South African Rand, Expiring 09/20/17	CITI	ZAR	2,729,368,805	$ 207,169,556	$ 205,891,407	$ (1,278,149)
South African Rand, Expiring 09/20/17	JPMC	ZAR	4,052,764,203	307,650,005	305,722,458	(1,927,547)

				18,470,367,183	18,668,409,193	198,042,010

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	(616,343,782)	$(458,537,252)	$(473,253,375)	$(14,716,123)
Australian Dollar, Expiring 09/20/17	JPMC	AUD	(920,971,170)	(685,120,385)	(707,158,452)	(22,038,067)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(93,944,600)	(27,913,284)	(27,908,604)	4,680
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(92,210,400)	(27,395,415)	(27,393,414)	2,001
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(1,342,549,614)	(998,268,384)	(1,036,570,612)	(38,302,228)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(2,013,824,419)	(1,497,400,700)	(1,554,855,916)	(57,455,216)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(1,095,200)	(1,132,852)	(1,147,892)	(15,040)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(1,642,800)	(1,699,274)	(1,721,838)	(22,564)
Chilean Peso, Expiring 09/20/17*	CITI	CLP	(3,962,881,753)	(5,896,375)	(5,956,216)	(59,841)
Chilean Peso, Expiring 09/20/17*	JPMC	CLP	(4,634,453,591)	(6,909,173)	(6,965,588)	(56,415)
Colombian Peso, Expiring 09/20/17*	CITI	COP	(83,864,093,954)	(27,358,067)	(27,236,541)	121,526
Colombian Peso, Expiring 09/20/17*	JPMC	COP	(118,587,767,806)	(38,627,789)	(38,513,748)	114,041
Euro, Expiring 09/20/17	CITI	EUR	(564,337,598)	(634,503,232)	(647,224,762)	(12,721,530)
Euro, Expiring 09/20/17	JPMC	EUR	(846,506,394)	(951,755,961)	(970,837,143)	(19,081,182)
British Pound, Expiring 09/20/17	CITI	GBP	(618,847,997)	(798,768,376)	(807,968,637)	(9,200,261)
British Pound, Expiring 09/20/17	JPMC	GBP	(928,271,995)	(1,198,151,210)	(1,211,952,955)	(13,801,745)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(101,152,000)	(13,013,370)	(12,983,778)	29,592
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(151,728,000)	(19,520,030)	(19,475,668)	44,362
Hungarian Forint, Expiring 09/20/17	CITI	HUF	(8,143,790,880)	(29,777,705)	(30,215,792)	(438,087)
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	(12,215,686,304)	(44,661,699)	(45,323,689)	(661,990)
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	(33,329,054,016)	(2,481,222)	(2,479,249)	1,973
Israeli Shekel, Expiring 09/20/17	CITI	ILS	(61,460,600)	(17,433,543)	(17,673,733)	(240,190)
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	(29,531,400)	(8,404,846)	(8,492,108)	(87,262)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

11

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Indian Rupee, Expiring 09/20/17*	CITI	INR	(1,825,376,786)	$ (27,940,266)	$ (27,999,224)	$ (58,958)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	(2,364,853,166)	(36,178,743)	(36,274,185)	(95,442)
Japanese Yen, Expiring 09/20/17	CITI	JPY	(169,670,872,406)	(1,528,083,032)	(1,513,690,353)	14,392,679
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(254,506,308,594)	(2,292,125,250)	(2,270,535,529)	21,589,721
Korean Won, Expiring 09/20/17*	CITI	KRW	(305,119,396,407)	(268,666,797)	(266,732,020)	1,934,777
Korean Won, Expiring 09/20/17*	JPMC	KRW	(456,238,824,649)	(401,720,776)	(398,838,963)	2,881,813
Mexican Peso, Expiring 09/20/17	CITI	MXN	(141,054,401)	(7,739,882)	(7,676,633)	63,249
Mexican Peso, Expiring 09/20/17	JPMC	MXN	(211,581,599)	(11,609,864)	(11,514,949)	94,915
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(2,087,268,816)	(247,695,923)	(250,394,499)	(2,698,576)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(3,127,354,220)	(371,130,045)	(375,166,001)	(4,035,956)
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	(343,169,593)	(242,889,529)	(251,112,551)	(8,223,022)
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	(514,754,389)	(364,333,838)	(376,668,826)	(12,334,988)
Philippine Peso, Expiring 09/20/17*	CITI	PHP	(2,367,236,420)	(46,844,945)	(46,591,869)	253,076
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	(3,359,283,620)	(66,449,585)	(66,117,309)	332,276
Poland Zloty, Expiring 09/20/17	CITI	PLN	(49,958,800)	(13,407,120)	(13,477,105)	(69,985)
Poland Zloty, Expiring 09/20/17	JPMC	PLN	(24,121,200)	(6,484,614)	(6,507,040)	(22,426)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(3,142,219,822)	(363,225,403)	(374,641,768)	(11,416,365)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(4,709,332,233)	(544,373,394)	(561,486,038)	(17,112,644)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(25,263,800)	(18,270,782)	(18,372,868)	(102,086)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(33,472,200)	(24,194,974)	(24,342,352)	(147,378)
Turkish Lira, Expiring 09/20/17	CITI	TRY	(476,700,820)	(130,152,100)	(132,495,269)	(2,343,169)
Turkish Lira, Expiring 09/20/17	JPMC	TRY	(715,051,220)	(195,225,792)	(198,742,902)	(3,517,110)
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	(2,430,789,437)	(80,697,377)	(79,961,933)	735,444
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	(3,448,395,635)	(114,545,062)	(113,436,557)	1,108,505
South African Rand, Expiring 09/20/17	CITI	ZAR	(532,555,198)	(40,043,215)	(40,173,590)	(130,375)
South African Rand, Expiring 09/20/17	JPMC	ZAR	(768,196,794)	(57,724,636)	(57,949,339)	(224,703)

				(14,996,483,088)	(15,204,209,382)	(207,726,294)

				$3,473,884,095	$3,464,199,811	$(9,684,284)

*	Non-deliverable forward.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

12

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(2,750,000)	$—	$(2,750,000)
Investment Companies	20,000	—	20,000

BARC
Cash	—	274,630,342	274,630,342

CITI
Investment Companies	98,468,684	—	98,468,684

GSCO
Cash	—	21,432,941	21,432,941
U.S. Treasury Bills	—	66,994,529	66,994,529

GSIN
Cash	(9,960,000)	—	(9,960,000)
Investment Companies	60,484,434	—	60,484,434

JPMC
Investment Companies	266,492,292	—	266,492,292

JPMS
Cash	—	8,478,408	8,478,408
U.S. Treasury Bills	—	79,997,425	79,997,425

MSCL
Cash	—	3,235,363	3,235,363
Investment Companies	95,464,776	—	95,464,776
U.S. Treasury Bills	—	15,285,885	15,285,885

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

13

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(6,170,000)	$—	$(6,170,000)
Investment Companies	22,284,666	—	22,284,666

GSCO
Cash	—	16,077,599	16,077,599
U.S. Treasury Bills	—	56,726,776	56,726,776

GSIN
Cash	13,550,000	—	13,550,000

JPPC
Cash	—	43,748	43,748
U.S. Treasury Bills	—	20,412,169	20,412,169

MACQ
Cash	15,740,000	—	15,740,000

MLIN
Cash	24,330,000	—	24,330,000

MSCL
Cash	—	(13,381,032)	(13,381,032)
U.S. Treasury Bills	—	136,299,777	136,299,777

SOCG
Cash	16,870,000	—	16,870,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

14

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 95.7%
INVESTMENT COMPANIES - 19.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (a)(b)(c)	64,767,685	$64,767,685
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (a)(c)	7,886,612	7,886,612
Limited Purpose Cash Investment Fund, 0.81% (a)	64,696,999	64,690,530

TOTAL INVESTMENT COMPANIES (Cost $137,344,827)		137,344,827

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 76.6%
U.S. Treasury Bills 0.63%, 7/6/2017 (b)(d)	$51,541,000	51,537,753
0.59%, 7/13/2017 (b)(d)	23,091,000	23,086,035
0.61%, 7/20/2017 (b)(d)	343,000	342,873
0.60%, 7/27/2017 (d)	82,495,000	82,449,875
0.63%, 8/3/2017 (d)	13,671,000	13,660,965
0.62%, 8/10/2017 (b)(d)	146,751,000	146,615,989
0.65%, 8/17/2017 (b)(d)	35,788,000	35,747,560
0.67%, 8/24/2017 (b)(d)	15,415,000	15,394,560
0.67%, 8/31/2017 (b)(d)	22,248,000	22,214,361
0.89%, 9/21/2017 (b)(d)	4,321,000	4,311,654
0.91%, 9/28/2017 (b)(d)	2,775,000	2,768,226
0.91%, 10/5/2017 (b)(d)(e)	6,999,000	6,980,453
0.95%, 10/12/2017 (b)(d)(e)	4,104,000	4,092,115
0.95%, 10/19/2017 (d)	3,790,000	3,778,281
0.96%, 10/26/2017 (d)	18,013,000	17,953,143

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 76.6% (continued)
1.06%, 11/30/2017 (b)(d)(e)	$5,426,000	$5,402,131
1.07%, 12/7/2017 (b)(d)(e)	19,690,000	19,598,126
1.11%, 12/14/2017 (b)(d)(e)	56,818,000	56,541,694
1.13%, 12/21/2017 (d)	21,173,000	21,064,954
1.12%, 12/28/2017 (b)(d)(e)	17,431,000	17,334,363

TOTAL U.S. TREASURY OBLIGATIONS (Cost $550,932,503)		550,875,111

TOTAL SHORT-TERM INVESTMENTS (Cost $688,277,330)		688,219,938

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.7% (Cost $688,277,330)		688,219,938

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3% (f)		31,047,972

NET ASSETS - 100.0%		$719,267,910

(a)	Represents 7-day effective yield as of 6/30/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index August Futures	08/2017	BRL	(22,056,603)	$(159,087)
MACQ	Cocoa September Futures^	08/2017	USD	40,024	(1,225)
MACQ	Cocoa September Futures^	08/2017	USD	(40,405)	1,605
GSIN	Coffee ‘C’ September Futures^	08/2017	USD	(894,600)	(1,013)
MACQ	Coffee ‘C’ September Futures^	08/2017	USD	(1,149,167)	(29,271)
CITI	Corn September Futures^	08/2017	USD	(7,072,252)	176,153
GSIN	Cotton No. 2 December Futures^	11/2017	USD	1,827,725	(112,975)
GSIN	Cotton No. 2 December Futures^	11/2017	USD	(1,714,605)	(145)
MACQ	Cotton No. 2 December Futures^	11/2017	USD	109,484	(6,598)
MACQ	Cotton No. 2 December Futures^	11/2017	USD	(103,025)	140
SOCG	Cotton No. 2 December Futures^	11/2017	USD	1,899,788	(116,448)
SOCG	Cotton No. 2 December Futures^	11/2017	USD	(1,866,840)	83,500
BANA	Hang Seng Index July Futures	07/2017	HKD	21,823,927	(9,821)
GSIN	Hang Seng Index July Futures	07/2017	HKD	147,487,519	(47,859)
MACQ	Hard Red Winter Wheat September Futures^	08/2017	USD	559,415	49,510
MACQ	Hard Red Winter Wheat September Futures^	08/2017	USD	(701,166)	(93,084)
SOCG	Hard Red Winter Wheat September Futures^	08/2017	USD	538,368	44,082
SOCG	Hard Red Winter Wheat September Futures^	08/2017	USD	(747,113)	(100,087)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

15

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	H-SHARES Index July Futures	07/2017	HKD	18,049,042	$ (26,624)
GSIN	H-SHARES Index July Futures	07/2017	HKD	134,159,637	(142,831)
BANA	KOSPI Index 200 September Futures	09/2017	KRW	16,430,092,298	203,817
GSIN	KOSPI Index 200 September Futures	09/2017	KRW	17,250,998,475	239,029
GSIN	Lean Hogs August Futures^	08/2017	USD	(581,760)	(21,240)
GSIN	Lean Hogs August Futures^	08/2017	USD	258,976	9,024
MACQ	Lean Hogs August Futures^	08/2017	USD	(679,122)	(24,378)
MACQ	Lean Hogs August Futures^	08/2017	USD	133,436	564
GSIN	Lean Hogs July Futures^	07/2017	USD	1,730,880	226,620
GSIN	Lean Hogs July Futures^	07/2017	USD	(1,665,436)	(292,064)
MACQ	Lean Hogs July Futures^	07/2017	USD	1,483,532	183,968
MACQ	Lean Hogs July Futures^	07/2017	USD	(1,421,599)	(245,900)
SOCG	Lean Hogs July Futures^	07/2017	USD	2,210,465	218,285
SOCG	Lean Hogs July Futures^	07/2017	USD	(2,070,059)	(358,691)
MACQ	Live Cattle August Futures^	08/2017	USD	(1,247,238)	37,718
MACQ	Live Cattle August Futures^	08/2017	USD	1,839,990	(72,230)
SOCG	Live Cattle August Futures^	08/2017	USD	14,453,263	(590,303)
GSIN	MSCI Singapore Index July Futures	07/2017	SGD	1,251,065	2,524
BANA	MSCI Taiwan Stock Index July Futures	07/2017	USD	2,694,297	(35,727)
GSIN	MSCI Taiwan Stock Index July Futures	07/2017	USD	16,428,173	(129,983)
BANA	OMXS30 Index July Futures	07/2017	SEK	44,352,276	(145,025)
GSIN	SGX S&P CNX Nifty Index July Futures	07/2017	USD	10,011,970	(17,545)
CITI	Soybean Meal December Futures^	11/2017	USD	(13,955,737)	(141,623)
MACQ	Soybean Meal December Futures^	11/2017	USD	(1,856,845)	(10,355)
SOCG	Soybean Meal December Futures^	11/2017	USD	(2,754,946)	(14,734)
CITI	Soybean November Futures^	10/2017	USD	(18,962,459)	(323,491)
GSIN	Soybean November Futures^	10/2017	USD	568,578	4,272
GSIN	Soybean November Futures^	10/2017	USD	(5,923,970)	(90,955)
MACQ	Soybean November Futures^	10/2017	USD	(13,289,065)	(172,910)
SOCG	Soybean November Futures^	10/2017	USD	(5,607,507)	(73,256)
GSIN	Soybean Oil December Futures^	11/2017	USD	20,274	(270)
GSIN	Soybean Oil December Futures^	11/2017	USD	(213,696)	(6,348)
SOCG	Soybean Oil December Futures^	11/2017	USD	(1,395,666)	(44,622)
SOCG	Soybean Oil December Futures^	11/2017	USD	589,269	10,851
BANA	Swiss Market Index September Futures	09/2017	CHF	19,295,073	70,912
BANA	Taiwan Stock Exchange July Futures	07/2017	TWD	350,422,884	277,054
CITI	Wheat September Futures^	08/2017	USD	(7,804,757)	(1,163,543)
CITI	Wheat September Futures^	08/2017	USD	8,249,862	718,438
MACQ	Wheat September Futures^	08/2017	USD	26,015	285
MACQ	Wheat September Futures^	08/2017	USD	(1,420,728)	(209,872)
SOCG	Wheat September Futures^	08/2017	USD	(6,065,566)	(903,934)
SOCG	Wheat September Futures^	08/2017	USD	6,304,013	665,487

					$(2,712,229)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
298	MSCL	Copper Futures^	09/2017	$19,410,820	$20,196,950	$786,130
39	MSCL	Hard Red Winter Wheat Futures^	09/2017	959,545	1,032,525	72,980

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

16

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	MSCL	Live Cattle Futures^	08/2017	$ 101,288	$ 93,040	$ (8,248)
21	JPPC	LME Aluminum Futures^	07/2017	1,027,605	1,004,587	(23,018)
3	JPPC	LME Aluminum Futures^	07/2017	144,159	143,369	(790)
47	JPPC	LME Aluminum Futures^	08/2017	2,249,508	2,247,094	(2,414)
48	JPPC	LME Aluminum Futures^	08/2017	2,306,004	2,295,096	(10,908)
21	JPPC	LME Aluminum Futures^	08/2017	1,007,001	1,004,193	(2,808)
17	JPPC	LME Aluminum Futures^	08/2017	802,654	813,203	10,549
23	JPPC	LME Aluminum Futures^	08/2017	1,081,068	1,100,309	19,241
21	JPPC	LME Aluminum Futures^	08/2017	980,298	1,004,719	24,421
21	JPPC	LME Aluminum Futures^	08/2017	990,328	1,004,761	14,433
2	JPPC	LME Aluminum Futures^	08/2017	97,344	95,748	(1,596)
10	JPPC	LME Aluminum Futures^	08/2017	489,338	478,783	(10,555)
21	JPPC	LME Aluminum Futures^	08/2017	1,005,970	1,005,984	14
13	JPPC	LME Aluminum Futures^	09/2017	616,506	623,090	6,584
4	JPPC	LME Aluminum Futures^	09/2017	187,412	191,875	4,463
165	JPPC	LME Aluminum Futures^	09/2017	7,977,418	7,917,938	(59,480)
9	JPPC	LME Aluminum Futures^	09/2017	423,022	431,854	8,832
47	JPPC	LME Aluminum Futures^	09/2017	2,207,565	2,254,531	46,966
8	JPPC	LME Aluminum Futures^	09/2017	374,520	383,778	9,258
1	JPPC	LME Aluminum Futures^	09/2017	46,759	47,973	1,214
1	JPPC	LME Aluminum Futures^	09/2017	47,177	47,974	797
3	JPPC	LME Aluminum Futures^	09/2017	143,117	143,925	808
2	JPPC	LME Copper Futures^	07/2017	284,838	296,475	11,637
10	JPPC	LME Copper Futures^	08/2017	1,378,252	1,482,577	104,325
4	JPPC	LME Copper Futures^	08/2017	549,012	593,075	44,063
3	JPPC	LME Copper Futures^	08/2017	419,484	444,816	25,332
40	JPPC	LME Copper Futures^	09/2017	5,667,780	5,940,250	272,470
19	JPPC	LME Nickel Futures^	07/2017	1,057,397	1,067,007	9,610
18	JPPC	LME Nickel Futures^	08/2017	991,133	1,012,199	21,066
1	JPPC	LME Nickel Futures^	09/2017	52,472	56,270	3,798
18	JPPC	LME Nickel Futures^	09/2017	958,544	1,013,121	54,577
3	JPPC	LME Nickel Futures^	09/2017	164,709	168,957	4,248
3	JPPC	LME Nickel Futures^	09/2017	164,347	168,993	4,646
10	JPPC	LME Zinc Futures^	07/2017	646,275	688,813	42,538
11	JPPC	LME Zinc Futures^	07/2017	711,252	758,038	46,786
8	JPPC	LME Zinc Futures^	07/2017	508,970	551,350	42,380
10	JPPC	LME Zinc Futures^	07/2017	651,000	689,198	38,198
5	JPPC	LME Zinc Futures^	07/2017	327,700	344,603	16,903
15	JPPC	LME Zinc Futures^	07/2017	983,568	1,033,890	50,322
27	JPPC	LME Zinc Futures^	09/2017	1,833,661	1,863,000	29,339
3	JPPC	LME Zinc Futures^	09/2017	203,490	206,874	3,384
2	JPPC	LME Zinc Futures^	09/2017	135,970	137,900	1,930
4	JPPC	LME Zinc Futures^	09/2017	273,960	275,800	1,840
4	JPPC	LME Zinc Futures^	09/2017	273,213	275,800	2,587
6	JPPC	LME Zinc Futures^	09/2017	412,848	413,701	853
82	MSCL	NYMEX Palladium Futures^	09/2017	6,575,685	6,860,530	284,845
16	MSCL	Soybean Oil Futures^	12/2017	316,397	320,064	3,667
20	MSCL	Wheat Futures^	09/2017	488,193	526,000	37,807
138	BARC	Amsterdam Index Futures	07/2017	16,520,938	15,966,571	(554,367)
434	BARC	CAC40 Index Futures	07/2017	26,162,043	25,362,137	(799,906)
88	BARC	DAX Index Futures	09/2017	32,138,525	30,956,833	(1,181,692)
405	BARC	E-Mini DJIA CBOT Futures	09/2017	43,008,360	43,132,500	124,140
131	JPMS	E-Mini MSCI EAFE Index Futures	09/2017	12,389,650	12,376,880	(12,770)
503	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2017	25,271,417	25,358,745	87,328

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

17

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
200	BARC	E-Mini Russell 2000 Futures	09/2017	$ 14,210,655	$ 14,143,000	$ (67,655)
712	BARC	Euro Stoxx 50 Index Futures	09/2017	28,896,357	27,901,262	(995,095)
312	BARC	FTSE 100 Index Futures	09/2017	30,316,010	29,430,941	(885,069)
178	GSCO	FTSE Bursa Malaysia KLCI Index Futures	09/2017	27,611,309	27,474,326	(136,983)
35	BARC	FTSE/MIB Index Futures	09/2017	4,203,277	4,097,263	(106,014)
39	BARC	Hang Seng Index Futures	07/2017	6,409,366	6,390,147	(19,219)
51	BARC	H-SHARES Index Futures	07/2017	3,358,148	3,329,800	(28,348)
134	BARC	IBEX 35 Index Futures	07/2017	16,545,885	15,926,032	(619,853)
92	BARC	KOSPI Index 200 Futures	09/2017	6,195,781	6,289,997	94,216
4	JPMS	KOSPI Index 200 Futures	09/2017	269,869	273,479	3,610
214	BARC	MSCI Singapore Index Futures	07/2017	5,553,815	5,571,694	17,879
106	BARC	MSCI Taiwan Stock Index Futures	07/2017	4,132,259	4,084,180	(48,079)
404	BARC	NASDAQ 100 E-Mini Index Futures	09/2017	46,441,096	45,674,220	(766,876)
157	JPMS	Nikkei 225 Futures	09/2017	28,098,704	27,945,232	(153,472)
518	JPMS	OMXS30 Index Futures	07/2017	10,155,322	9,854,647	(300,675)
377	BARC	S&P 500 E-Mini Futures	09/2017	45,784,730	45,633,965	(150,765)
116	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	16,148,889	15,907,958	(240,931)
56	BARC	S&PMID 400 E-Mini Futures	09/2017	9,831,820	9,778,160	(53,660)
76	BARC	SPI 200 Index Futures	09/2017	8,344,615	8,249,460	(95,155)
247	BARC	TOPIX Index Futures	09/2017	35,209,308	35,389,242	179,934
8	JPMS	3-Month Euro Euribor Futures	12/2017	2,291,386	2,290,811	(575)
101	JPMS	3-Month Euro Euribor Futures	06/2018	28,917,281	28,898,408	(18,873)
102	JPMS	3-Month Euro Euribor Futures	12/2018	29,180,221	29,151,037	(29,184)
32	JPMS	3-Month Euro Euribor Futures	03/2019	9,150,395	9,139,484	(10,911)
112	JPMS	90-Day Sterling Futures	12/2017	18,171,711	18,143,130	(28,581)
109	JPMS	90-Day Sterling Futures	12/2018	17,663,111	17,609,237	(53,874)
177	JPMS	90-Day Sterling Futures	03/2019	28,665,578	28,583,290	(82,288)
213	JPMS	90-Day Sterling Futures	06/2019	34,489,626	34,379,505	(110,121)
18	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2018	13,777,700	13,772,314	(5,386)
103	JPMS	Australia 10-Year Bond Futures	09/2017	10,398,423	10,232,951	(165,472)
168	GSCO	Canadian 10-Year Bond Futures	09/2017	18,698,550	18,208,204	(490,346)
90	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	17,189,345	17,117,038	(72,307)
354	GSCO	Euro-OAT Futures	09/2017	60,658,595	60,033,597	(624,998)
145	GSCO	Euro-SCHATZ Futures	09/2017	18,573,060	18,523,674	(49,386)
561	GSCO	Long Gilt Futures	09/2017	93,130,532	91,750,787	(1,379,745)

				974,870,238	967,084,738	(7,785,500)

Short Contracts:
717	GSCO	Brent Crude Futures^	07/2017	$(33,401,982)	$(34,968,090)	$(1,566,108)
104	MSCL	Cocoa Futures^	09/2017	(1,936,820)	(2,017,600)	(80,780)
137	GSCO	Cocoa Futures^	09/2017	(2,767,558)	(2,721,144)	46,414
256	MSCL	Coffee ‘C’ Futures^	09/2017	(12,304,239)	(12,067,200)	237,039
328	MSCL	Corn Futures^	09/2017	(6,075,007)	(6,248,400)	(173,393)
69	MSCL	Cotton No. 2 Futures^	12/2017	(2,315,463)	(2,366,355)	(50,892)
581	GSCO	Gas Oil Futures^	08/2017	(24,382,134)	(25,331,600)	(949,466)
236	MSCL	Gasoline RBOB Futures^	07/2017	(14,460,259)	(15,003,794)	(543,535)
305	MSCL	Gold 100 OZ Futures^	08/2017	(38,038,645)	(37,890,150)	148,495
344	MSCL	Heating Oil ULSD Futures^	07/2017	(20,387,516)	(21,427,829)	(1,040,313)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

18

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	MSCL	Lean Hogs Futures^	08/2017	$ (95,246)	$ (100,500)	$ (5,254)
21	JPPC	LME Aluminum Futures^	07/2017	(1,023,799)	(1,004,588)	19,211
3	JPPC	LME Aluminum Futures^	07/2017	(144,364)	(143,368)	996
47	JPPC	LME Aluminum Futures^	08/2017	(2,249,717)	(2,247,094)	2,623
48	JPPC	LME Aluminum Futures^	08/2017	(2,303,160)	(2,295,096)	8,064
21	JPPC	LME Aluminum Futures^	08/2017	(1,002,930)	(1,004,193)	(1,263)
17	JPPC	LME Aluminum Futures^	08/2017	(799,825)	(813,203)	(13,378)
23	JPPC	LME Aluminum Futures^	08/2017	(1,080,616)	(1,100,308)	(19,692)
21	JPPC	LME Aluminum Futures^	08/2017	(983,007)	(1,004,719)	(21,712)
21	JPPC	LME Aluminum Futures^	08/2017	(988,275)	(1,004,761)	(16,486)
2	JPPC	LME Aluminum Futures^	08/2017	(97,145)	(95,748)	1,397
10	JPPC	LME Aluminum Futures^	08/2017	(490,388)	(478,783)	11,605
21	JPPC	LME Aluminum Futures^	08/2017	(1,003,674)	(1,005,984)	(2,310)
13	JPPC	LME Aluminum Futures^	09/2017	(617,468)	(623,090)	(5,622)
4	JPPC	LME Aluminum Futures^	09/2017	(187,288)	(191,875)	(4,587)
72	JPPC	LME Aluminum Futures^	09/2017	(3,381,411)	(3,455,100)	(73,689)
9	JPPC	LME Aluminum Futures^	09/2017	(422,455)	(431,853)	(9,398)
47	JPPC	LME Aluminum Futures^	09/2017	(2,202,229)	(2,254,531)	(52,302)
8	JPPC	LME Aluminum Futures^	09/2017	(372,869)	(383,778)	(10,909)
1	JPPC	LME Aluminum Futures^	09/2017	(46,829)	(47,973)	(1,144)
1	JPPC	LME Aluminum Futures^	09/2017	(47,243)	(47,974)	(731)
3	JPPC	LME Aluminum Futures^	09/2017	(143,000)	(143,925)	(925)
2	JPPC	LME Copper Futures^	07/2017	(285,226)	(296,475)	(11,249)
10	JPPC	LME Copper Futures^	08/2017	(1,380,234)	(1,482,578)	(102,344)
4	JPPC	LME Copper Futures^	08/2017	(551,051)	(593,075)	(42,024)
3	JPPC	LME Copper Futures^	08/2017	(418,055)	(444,816)	(26,761)
19	JPPC	LME Nickel Futures^	07/2017	(1,053,180)	(1,067,007)	(13,827)
18	JPPC	LME Nickel Futures^	08/2017	(1,000,404)	(1,012,199)	(11,795)
1	JPPC	LME Nickel Futures^	09/2017	(52,632)	(56,270)	(3,638)
18	JPPC	LME Nickel Futures^	09/2017	(960,288)	(1,013,121)	(52,833)
28	JPPC	LME Nickel Futures^	09/2017	(1,510,001)	(1,577,100)	(67,099)
3	JPPC	LME Nickel Futures^	09/2017	(164,867)	(168,957)	(4,090)
3	JPPC	LME Nickel Futures^	09/2017	(163,922)	(168,993)	(5,071)
10	JPPC	LME Zinc Futures^	07/2017	(649,382)	(688,813)	(39,431)
11	JPPC	LME Zinc Futures^	07/2017	(706,668)	(758,038)	(51,370)
8	JPPC	LME Zinc Futures^	07/2017	(510,905)	(551,350)	(40,445)
10	JPPC	LME Zinc Futures^	07/2017	(654,087)	(689,198)	(35,111)
5	JPPC	LME Zinc Futures^	07/2017	(325,722)	(344,602)	(18,880)
15	JPPC	LME Zinc Futures^	07/2017	(981,274)	(1,033,890)	(52,616)
3	JPPC	LME Zinc Futures^	09/2017	(204,068)	(206,875)	(2,807)
2	JPPC	LME Zinc Futures^	09/2017	(135,945)	(137,900)	(1,955)
4	JPPC	LME Zinc Futures^	09/2017	(273,640)	(275,800)	(2,160)
4	JPPC	LME Zinc Futures^	09/2017	(273,515)	(275,800)	(2,285)
6	JPPC	LME Zinc Futures^	09/2017	(414,762)	(413,700)	1,062
927	MSCL	Natural Gas Futures^	07/2017	(27,580,349)	(28,134,450)	(554,101)
111	MSCL	Platinum Futures^	10/2017	(5,141,229)	(5,141,520)	(291)
230	MSCL	Silver Futures^	09/2017	(19,036,073)	(19,121,050)	(84,977)
14	MSCL	Soybean Futures^	11/2017	(657,774)	(668,325)	(10,551)
184	MSCL	Soybean Meal Futures^	12/2017	(5,667,182)	(5,726,080)	(58,898)
854	MSCL	Sugar #11 (World Markets) Futures^	09/2017	(13,699,683)	(13,208,989)	490,694
881	MSCL	WTI Crude Futures^	07/2017	(39,955,182)	(40,561,240)	(606,058)
48	JPMS	FTSE China Index Futures	07/2017	(545,704)	(545,400)	304
182	GSCO	10-Year Japanese Government Bond Futures	09/2017	(243,445,571)	(242,898,600)	546,971
129	JPMS	3-Month Euro Euribor Futures	03/2018	(36,928,672)	(36,926,423)	2,249

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

19

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
31	JPMS	3-Month Euro Euribor Futures	09/2018	$ (8,865,656)	$ (8,865,383)	$ 273
135	JPMS	3-Month Euro Euribor Futures	06/2019	(38,535,992)	(38,534,071)	1,921
908	JPMS	90-Day EURODollar Futures	12/2017	(223,744,951)	(223,651,750)	93,201
395	JPMS	90-Day EURODollar Futures	03/2018	(97,261,323)	(97,209,500)	51,823
127	JPMS	90-Day EURODollar Futures	06/2018	(31,244,268)	(31,230,887)	13,381
160	JPMS	90-Day EURODollar Futures	09/2018	(39,294,635)	(39,316,000)	(21,365)
209	JPMS	90-Day EURODollar Futures	12/2018	(51,210,254)	(51,309,500)	(99,246)
285	JPMS	90-Day EURODollar Futures	03/2019	(69,659,533)	(69,928,313)	(268,780)
273	JPMS	90-Day EURODollar Futures	06/2019	(67,017,321)	(66,943,012)	74,309
67	JPMS	90-Day Sterling Futures	03/2018	(10,844,021)	(10,844,753)	(732)
103	JPMS	90-Day Sterling Futures	06/2018	(16,657,679)	(16,658,367)	(688)
56	JPMS	90-Day Sterling Futures	09/2018	(9,050,512)	(9,051,507)	(995)
19	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	(14,540,565)	(14,539,941)	624
1,050	JPMS	Australia 3-Year Bond Futures	09/2017	(90,297,594)	(90,107,242)	190,352
73	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2018	(13,883,266)	(13,871,858)	11,408
53	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	09/2017	(8,651,738)	(8,791,375)	(139,637)
12	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(3,152,026)	(3,151,110)	916
194	JPMS	Euro CHF 3-Month LIFFE Futures	12/2017	(50,961,044)	(50,927,782)	33,262
142	JPMS	Euro CHF 3-Month LIFFE Futures	03/2018	(37,290,760)	(37,265,930)	24,830
94	JPMS	Euro CHF 3-Month LIFFE Futures	06/2018	(24,679,188)	(24,661,643)	17,545
11	GSCO	Euro-Bobl Futures	09/2017	(1,655,594)	(1,654,633)	961
16	GSCO	Euro-Bund Futures	09/2017	(2,963,600)	(2,958,077)	5,523
130	GSCO	Euro-Buxl 30-Year Bond Futures	09/2017	(24,570,698)	(24,279,368)	291,330
182	MSCL	U.S. Treasury 10-Year Note Futures	09/2017	(22,890,700)	(22,846,688)	44,012
1,410	MSCL	U.S. Treasury 2-Year Note Futures	09/2017	(304,861,197)	(304,714,218)	146,979
214	MSCL	U.S. Treasury 5-Year Note Futures	09/2017	(25,243,832)	(25,216,891)	26,941
99	MSCL	U.S. Treasury Long Bond Futures	09/2017	(15,151,354)	(15,215,062)	(63,708)

				(1,885,259,109)	(1,889,854,101)	(4,594,992)

				$(910,388,871)	$(922,769,363)	$(12,380,492)

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

20

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	37,770,400	$28,712,032	$29,001,619	$289,587
Australian Dollar, Expiring 09/20/17	JPMC	AUD	56,655,600	43,068,143	43,502,432	434,289
Brazilian Real, Expiring 09/20/17*	CITI	BRL	17,398,800	5,204,613	5,168,751	(35,862)
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	25,009,200	7,483,447	7,429,612	(53,835)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	124,935,600	94,558,192	96,461,666	1,903,474
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	187,403,400	141,837,498	144,692,500	2,855,002
Chilean Peso, Expiring 09/20/17*	CITI	CLP	3,151,581,827	4,727,313	4,736,832	9,519
Chilean Peso, Expiring 09/20/17*	JPMC	CLP	3,874,291,213	5,816,153	5,823,064	6,911
Colombian Peso, Expiring 09/20/17*	CITI	COP	12,048,575,455	4,077,016	3,913,016	(164,000)
Colombian Peso, Expiring 09/20/17*	JPMC	COP	15,312,696,649	5,183,269	4,973,104	(210,165)
Euro, Expiring 09/20/17	CITI	EUR	126,819,199	143,204,018	145,445,788	2,241,770
Euro, Expiring 09/20/17	JPMC	EUR	190,228,798	214,806,354	218,168,679	3,362,325
British Pound, Expiring 09/20/17	CITI	GBP	8,367,200	10,834,046	10,924,225	90,179
British Pound, Expiring 09/20/17	JPMC	GBP	12,550,800	16,251,003	16,386,340	135,337
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	5,633,600	724,550	723,124	(1,426)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	8,450,400	1,086,827	1,084,684	(2,143)
Hungarian Forint, Expiring 09/20/17	CITI	HUF	2,570,688,785	9,420,679	9,537,989	117,310
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	3,856,033,167	14,131,043	14,306,987	175,944
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	72,753,747,621	5,412,498	5,411,933	(565)
Indonesian Rupiah, Expiring 09/20/17*	JPMC	IDR	93,654,591,619	6,966,099	6,966,685	586
Israeli Shekel, Expiring 09/20/17	CITI	ILS	38,149,200	10,772,529	10,970,260	197,731
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	48,874,800	13,785,071	14,054,535	269,464
Indian Rupee, Expiring 09/20/17*	CITI	INR	826,712,397	12,694,141	12,680,839	(13,302)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	1,069,788,595	16,418,669	16,409,353	(9,316)
Japanese Yen, Expiring 09/20/17	CITI	JPY	3,597,272,774	32,819,021	32,092,470	(726,551)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	5,395,909,154	49,228,579	48,138,702	(1,089,877)
Korean Won, Expiring 09/20/17*	CITI	KRW	30,940,646,650	27,621,638	27,047,972	(573,666)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

21

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 09/20/17*	JPMC	KRW	42,095,736,903	$ 37,585,290	$ 36,799,629	$ (785,661)
Mexican Peso, Expiring 09/20/17	CITI	MXN	506,700,197	27,204,632	27,576,254	371,622
Mexican Peso, Expiring 09/20/17	JPMC	MXN	754,552,795	40,503,946	41,065,183	561,237
Norwegian Krone, Expiring 09/20/17	CITI	NOK	124,399,200	14,823,117	14,923,269	100,152
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	186,598,800	22,234,393	22,384,905	150,512
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	176,178,800	126,190,389	128,917,915	2,727,526
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	264,268,200	189,285,854	193,376,869	4,091,015
Philippine Peso, Expiring 09/20/17*	CITI	PHP	114,299,000	2,292,749	2,249,631	(43,118)
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	169,365,000	3,397,483	3,333,436	(64,047)
Poland Zloty, Expiring 09/20/17	CITI	PLN	78,024,001	20,890,470	21,048,097	157,627
Poland Zloty, Expiring 09/20/17	JPMC	PLN	116,760,000	31,262,595	31,497,688	235,093
Swedish Krona, Expiring 09/20/17	CITI	SEK	62,474,600	7,363,524	7,448,746	85,222
Swedish Krona, Expiring 09/20/17	JPMC	SEK	88,238,400	10,414,341	10,520,521	106,180
Singapore Dollar, Expiring 09/20/17	CITI	SGD	8,410,000	6,086,254	6,116,093	29,839
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	11,760,000	8,510,973	8,552,351	41,378
Turkish Lira, Expiring 09/20/17	CITI	TRY	49,300,400	13,582,814	13,702,663	119,849
Turkish Lira, Expiring 09/20/17	JPMC	TRY	73,950,600	20,373,321	20,553,991	180,670
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	373,386,400	12,444,076	12,282,716	(161,360)
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	560,079,600	18,666,138	18,424,075	(242,063)
South African Rand, Expiring 09/20/17	CITI	ZAR	241,843,000	18,367,708	18,243,558	(124,150)
South African Rand, Expiring 09/20/17	JPMC	ZAR	357,891,000	27,184,769	26,997,700	(187,069)

				1,585,509,277	1,602,068,451	16,559,174

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITI	AUD	(52,496,200)	$(39,063,919)	$(40,308,681)	$(1,244,762)
Australian Dollar, Expiring 09/20/17	JPMC	AUD	(77,962,800)	(58,003,712)	(59,862,953)	(1,859,241)
Brazilian Real, Expiring 09/20/17*	CITI	BRL	(6,841,200)	(2,032,405)	(2,032,350)	55
Brazilian Real, Expiring 09/20/17*	JPMC	BRL	(7,204,800)	(2,140,600)	(2,140,367)	233

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

22

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/20/17	CITI	CAD	(111,701,200)	$ (83,056,102)	$ (86,243,504)	$ (3,187,402)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(167,551,800)	(124,584,005)	(129,365,254)	(4,781,249)
Swiss Franc, Expiring 09/20/17	CITI	CHF	(198,400)	(205,672)	(207,946)	(2,274)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(297,600)	(308,505)	(311,920)	(3,415)
Chilean Peso, Expiring 09/20/17*	CITI	CLP	(335,093,578)	(498,654)	(503,646)	(4,992)
Chilean Peso, Expiring 09/20/17*	JPMC	CLP	(393,773,366)	(587,173)	(591,843)	(4,670)
Colombian Peso, Expiring 09/20/17*	CITI	COP	(6,914,775,901)	(2,253,184)	(2,245,711)	7,473
Colombian Peso, Expiring 09/20/17*	JPMC	COP	(10,118,863,331)	(3,295,281)	(3,286,303)	8,978
Euro, Expiring 09/20/17	CITI	EUR	(43,483,200)	(48,883,390)	(49,869,802)	(986,412)
Euro, Expiring 09/20/17	JPMC	EUR	(65,224,800)	(73,325,033)	(74,804,703)	(1,479,670)
British Pound, Expiring 09/20/17	CITI	GBP	(54,870,801)	(70,772,847)	(71,639,377)	(866,530)
British Pound, Expiring 09/20/17	JPMC	GBP	(82,306,201)	(106,159,148)	(107,459,067)	(1,299,919)
Hong Kong Dollar, Expiring 09/20/17	CITI	HKD	(5,836,400)	(750,864)	(749,155)	1,709
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(8,754,600)	(1,126,295)	(1,123,733)	2,562
Hungarian Forint, Expiring 09/20/17	CITI	HUF	(672,709,988)	(2,460,853)	(2,495,948)	(35,095)
Hungarian Forint, Expiring 09/20/17	JPMC	HUF	(1,009,064,980)	(3,690,894)	(3,743,920)	(53,026)
Indonesian Rupiah, Expiring 09/20/17*	CITI	IDR	(390,778,008)	(29,049)	(29,069)	(20)
Israeli Shekel, Expiring 09/20/17	CITI	ILS	(3,711,400)	(1,053,326)	(1,067,258)	(13,932)
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	(2,484,600)	(707,621)	(714,476)	(6,855)
Indian Rupee, Expiring 09/20/17*	CITI	INR	(143,323,200)	(2,193,676)	(2,198,418)	(4,742)
Indian Rupee, Expiring 09/20/17*	JPMC	INR	(194,677,800)	(2,978,475)	(2,986,139)	(7,664)
Japanese Yen, Expiring 09/20/17	CITI	JPY	(15,113,531,070)	(136,104,611)	(134,832,846)	1,271,765
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(22,670,296,582)	(204,157,122)	(202,249,265)	1,907,857
Korean Won, Expiring 09/20/17*	CITI	KRW	(25,617,123,949)	(22,552,296)	(22,394,207)	158,089
Korean Won, Expiring 09/20/17*	JPMC	KRW	(38,425,685,907)	(33,828,401)	(33,591,311)	237,090
Mexican Peso, Expiring 09/20/17	CITI	MXN	(12,600,800)	(691,405)	(685,776)	5,629
Mexican Peso, Expiring 09/20/17	JPMC	MXN	(18,901,200)	(1,037,111)	(1,028,664)	8,447
Norwegian Krone, Expiring 09/20/17	CITI	NOK	(178,286,400)	(21,153,283)	(21,387,726)	(234,443)
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	(266,814,600)	(31,657,664)	(32,007,812)	(350,148)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

23

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 09/20/17	CITI	NZD	(28,990,400)	$ (20,533,408)	$ (21,213,573)	$ (680,165)
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	(43,485,600)	(30,800,075)	(31,820,360)	(1,020,285)
Philippine Peso, Expiring 09/20/17*	CITI	PHP	(209,143,600)	(4,138,323)	(4,116,358)	21,965
Philippine Peso, Expiring 09/20/17*	JPMC	PHP	(297,686,400)	(5,888,042)	(5,859,052)	28,990
Poland Zloty, Expiring 09/20/17	CITI	PLN	(1,114,800)	(297,845)	(300,733)	(2,888)
Poland Zloty, Expiring 09/20/17	JPMC	PLN	(553,200)	(148,161)	(149,234)	(1,073)
Swedish Krona, Expiring 09/20/17	CITI	SEK	(271,248,800)	(31,355,069)	(32,340,552)	(985,483)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(406,603,200)	(47,001,135)	(48,478,640)	(1,477,505)
Singapore Dollar, Expiring 09/20/17	CITI	SGD	(1,937,800)	(1,400,966)	(1,409,248)	(8,282)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(2,653,200)	(1,917,632)	(1,929,515)	(11,883)
Turkish Lira, Expiring 09/20/17	CITI	TRY	(40,128,000)	(10,958,935)	(11,153,264)	(194,329)
Turkish Lira, Expiring 09/20/17	JPMC	TRY	(60,192,000)	(16,438,192)	(16,729,897)	(291,705)
New Taiwan Dollar, Expiring 09/20/17*	CITI	TWD	(189,422,400)	(6,288,801)	(6,231,135)	57,666
New Taiwan Dollar, Expiring 09/20/17*	JPMC	TWD	(271,113,600)	(9,005,426)	(8,918,409)	87,017
South African Rand, Expiring 09/20/17	CITI	ZAR	(43,301,800)	(3,255,107)	(3,266,495)	(11,388)
South African Rand, Expiring 09/20/17	JPMC	ZAR	(62,833,200)	(4,720,629)	(4,739,856)	(19,227)

				(1,275,490,322)	(1,292,815,471)	(17,325,149)

				$310,018,955	$309,252,980	$(765,975)

*	Non-deliverable forward.

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
COP	- Colombian Peso
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PHP	- Philippine Peso
PLN	- Poland Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
TRY	- Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
ZAR	- South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2017

24

Consolidated Schedule of Investments	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(600,000)	$—	$(600,000)

BARC
Cash	—	24,714,828	24,714,828

CITI
Investment Companies	8,968,811	—	8,968,811

GSCO
Cash	—	7,935,455	7,935,455

GSIN
Cash	(1,300,000)	—	(1,300,000)
Investment Companies	7,884,780	—	7,884,780

JPMC
Investment Companies	23,164,329	—	23,164,329

JPMS
Cash	—	5,653,881	5,653,881

MSCL
Cash	—	1,607,553	1,607,553

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(980,000)	$—	$(980,000)
Investment Companies	2,847,288	—	2,847,288

GSCO
Cash	—	6,161,688	6,161,688

GSIN
Cash	1,220,000	—	1,220,000

JPPC
Cash	—	1,039,041	1,039,041

MACQ
Cash	1,190,000	—	1,190,000

MSCL
Cash	—	(1,160,539)	(1,160,539)
U.S. Treasury Bills	—	12,386,631	12,386,631

SOCG
Cash	2,310,000	—	2,310,000

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITI - Citibank NA

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

SOCG - Societe Generale

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

25

Consolidated Statements of Assets and Liabilities	June 30, 2017 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$11,233,457,460	$688,277,330
Investments in securities of controlled affiliated issuers, at cost	619,641,022	—

Investments in securities of unaffiliated issuers, at value	$11,232,573,533	$688,219,938
Investments in securities of controlled affiliated issuers, at value	619,641,022	—
Cash	—	286,699
Due from brokers	80,827,846	5,218,660
Unrealized appreciation on forward foreign currency exchange contracts	293,990,495	24,852,875
Unrealized appreciation on OTC swaps	39,853,499	3,223,838
Deposits with brokers for exchange-traded and centrally cleared derivatives	227,441,518	36,358,530
Variation margin on exchange-traded and centrally cleared derivatives	22,735,349	2,060,087
Receivables:
Securities sold	3,845,331,473	344,116,779
Dividends and interest	1,442,768	131,685
Capital shares sold	15,778,339	687,238
Prepaid expenses	326,820	79,560
Total Assets	16,379,942,662	1,105,235,889
LIABILITIES:
Due to custodian	1,371,953	—
Foreign currency due to custodian, at value	2,785,624	468,865
Due to brokers	19,161,653	2,806,160
Unrealized depreciation on forward foreign currency exchange contracts	303,674,779	25,618,850
Unrealized depreciation on OTC swaps	72,738,590	5,936,067
Deposits from brokers for exchange-traded and centrally cleared derivatives	20,491,270	—
Variation margin on exchange-traded and centrally cleared derivatives	55,835,328	4,847,202
Payables:
Securities purchased	3,840,469,591	343,672,493
Accrued investment advisory fees	10,676,912	877,755
Accrued distribution fees—Class N	730,333	23,529
Capital shares redeemed	20,316,601	1,376,118
Other accrued expenses and liabilities	5,275,229	340,940
Total Liabilities	4,353,527,863	385,967,979
Net Assets	$12,026,414,799	$719,267,910

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$13,670,881,034	$856,382,501
Undistributed accumulated net investment income (loss)	(136,025,912)	(11,206,243)
Undistributed accumulated net realized gain (loss)	(1,326,641,688)	(109,824,763)
Net unrealized appreciation (depreciation)	(181,798,635)	(16,083,585)
Net Assets	$12,026,414,799	$719,267,910

NET ASSETS:
Class I	$6,812,251,556	$392,370,338
Class N	3,483,576,670	110,700,635
Class R6	1,730,586,573	216,196,937
SHARES OUTSTANDING:
Class I	774,075,309	45,957,238
Class N	400,897,220	13,065,932
Class R6	196,509,082	25,290,354
NET ASSET VALUE:
Class I	$8.80	$8.54
Class N	$8.69	$8.47
Class R6	$8.81	$8.55

‡ Cash denominated in foreign currencies at cost	$(2,863,834)	$(471,013)

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

26

Consolidated Statements of Operations	June 30, 2017 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2017
INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$5,603,837	$436,317
Controlled affiliated issuers	449,726	—
Interest income	33,233,879	1,666,185
Total Income	39,287,442	2,102,502

EXPENSES:
Investment advisory fees	65,667,322	5,228,254
Custody fees	472,436	55,422
Administration & accounting fees	1,964,858	111,636
Legal fees	163,737	10,143
Audit & tax fees	65,626	62,650
Shareholder reporting fees	626,760	36,760
Transfer agent fees	5,284,429	258,928
Trustee fees	173,695	12,718
Distribution fees—Class N	4,254,741	147,586
Recoupment of waiver	—	2,522
Registration fees	344,618	82,575
Pricing fee	167	100
Other expenses	227,649	13,710
Total Expenses	79,246,038	6,023,004

Less fee waivers and/or reimbursements	—	(37,506)
Net Expenses	79,246,038	5,985,498
Net Investment Income (Loss)	(39,958,596)	(3,882,996)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(10,123)	(1,152)
Transactions in investment securities of controlled affiliated issuers	(9,459)	—
Foreign currency and foreign currency transactions	(1,489,565)	(200,204)
Forward foreign currency exchange contracts	(252,950,459)	(20,268,177)
Futures contracts	(350,946,806)	(32,274,957)
Swap contracts	76,095,399	7,595,795
Net realized gain (loss)	(529,311,013)	(45,148,695)

Net change in unrealized appreciation (depreciation) on:
Transactions in investment securities of unaffiliated issuers	(1,107,443)	(71,113)
Foreign currency and foreign currency translations	(1,400,483)	(144,027)
Forward foreign currency exchange contracts	28,099,468	1,696,489
Futures contracts	(210,523,210)	(17,748,439)
Swap contracts	32,190,761	2,143,125
Net change in unrealized appreciation (depreciation)	(152,740,907)	(14,123,965)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(682,051,920)	(59,272,660)
Net increase (decrease) in net assets resulting from operations	$(722,010,516)	$(63,155,656)

† Net of foreign taxes withheld of	$54,541	$—

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

27

Consolidated Statements of Changes in Net Assets	June 30, 2017

	AQR MANAGED FUTURES STRATEGY FUND**		AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016
OPERATIONS:
Net investment income (loss)	$(39,958,596)	$(108,711,030)	$(3,882,996)	$(8,863,343)
Net realized gain (loss)	(529,311,013)	(1,162,184,683)	(45,148,695)	(91,548,998)
Net change in unrealized appreciation (depreciation)	(152,740,907)	4,300,143	(14,123,965)	732,452
Net increase (decrease) in net assets resulting from operations	(722,010,516)	(1,266,595,570)	(63,155,656)	(99,679,889)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(1,417,038)	—	(54,656)
Class N	—	(601,538)	—	(16,635)
Class R6	—	(204,056)	—	(27,519)
Total	—	(2,222,632)	—	(98,810)
Total distributions	—	(2,222,632)	—	(98,810)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	1,688,506,758	5,721,706,758	182,933,000	424,967,612
Reinvestment of distributions	—	1,011,220	—	48,954
Cost of shares redeemed	(2,107,766,171)	(5,002,038,879)	(167,561,481)	(219,830,052)
Net increase (decrease) from capital transactions	(419,259,413)	720,679,099	15,371,519	205,186,514
CLASS N
Proceeds from shares sold	841,072,523	3,012,845,656	28,883,536	61,699,004
Reinvestment of distributions	—	598,562	—	16,635
Cost of shares redeemed	(489,871,887)	(953,469,093)	(24,498,081)	(63,695,839)
Net increase (decrease) from capital transactions	351,200,636	2,059,975,125	4,385,455	(1,980,200)
CLASS R6
Proceeds from shares sold	860,223,372	1,441,812,352	64,035,927	140,321,578
Reinvestment of distributions	—	156,661	—	19,372
Cost of shares redeemed	(201,900,962)	(401,911,427)	(32,853,275)	(41,812,623)
Net increase (decrease) from capital transactions	658,322,410	1,040,057,586	31,182,652	98,528,327
Net increase (decrease) in net assets resulting from capital transactions	590,263,633	3,820,711,810	50,939,626	301,734,641

Total increase (decrease) in net assets	(131,746,883)	2,551,893,608	(12,216,030)	201,955,942

NET ASSETS:
Beginning of period	12,158,161,682	9,606,268,074	731,483,940	529,527,998
End of period	$12,026,414,799	$12,158,161,682	$719,267,910	$731,483,940

Undistributed accumulated net investment income (loss)	$(136,025,912)	$(96,067,316)	$(11,206,243)	$(7,323,247)

The accompanying notes are an integral part of these financial statements.	(continued on p. 29)

AQR Funds	Semi-Annual Report	June 2017

28

Consolidated Statements of Changes in Net Assets	June 30, 2017

	AQR MANAGED FUTURES STRATEGY FUND**		AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	821,325,811	763,949,205	44,297,366	24,165,693
Shares sold	182,110,116	563,468,373	19,853,826	41,604,907
Shares issued on reinvestment of distributions	—	107,750	—	5,214
Shares redeemed	(229,360,618)	(506,199,517)	(18,193,954)	(21,478,448)
Shares outstanding, end of period	774,075,309	821,325,811	45,957,238	44,297,366
CLASS N
Shares outstanding, beginning of period	361,866,517	157,339,524	12,612,500	12,859,668
Shares sold	92,746,221	301,424,490	3,132,725	5,920,614
Shares issued on reinvestment of distributions	—	64,500	—	1,783
Shares redeemed	(53,715,518)	(96,961,997)	(2,679,293)	(6,169,565)
Shares outstanding, end of period	400,897,220	361,866,517	13,065,932	12,612,500
CLASS R6
Shares outstanding, beginning of period	125,447,820	23,597,686	21,880,192	12,494,290
Shares sold	92,880,885	142,721,713	7,074,908	13,425,610
Shares issued on reinvestment of distributions	—	16,684	—	2,061
Shares redeemed	(21,819,623)	(40,888,263)	(3,664,746)	(4,041,769)
Shares outstanding, end of period	196,509,082	125,447,820	25,290,354	21,880,192

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

29

Consolidated Financial Highlights	June 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.32	(0.02)	(0.50)	(0.52)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.18	(0.08)	(0.78)	(0.86)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.63	(0.12)	0.34	0.22	(0.46)	(0.21)	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.59	(0.12)	1.13	1.01	(0.44)	(0.53)	(0.97)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.78	(0.12)	1.04	0.92	—	(0.11)	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.57	(0.12)	0.40	0.28	(0.07)	—	(0.07)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.21	(0.04)	(0.48)	(0.52)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.09	(0.11)	(0.77)	(0.88)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.54	(0.15)	0.34	0.19	(0.43)	(0.21)	(0.64)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.51	(0.15)	1.11	0.96	(0.40)	(0.53)	(0.93)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.73	(0.15)	1.04	0.89	—	(0.11)	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.55	(0.14)	0.39	0.25	(0.07)	—	(0.07)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.32	(0.03)	(0.48)	(0.51)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.18	(0.07)	(0.79)	(0.86)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.62	(0.11)	0.34	0.23	(0.46)	(0.21)	(0.67)
FOR THE PERIOD 9/02/14[6]—12/31/14	$10.28	(0.04)	1.36	1.32	(0.45)	(0.53)	(0.98)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.29	(0.05)	(0.70)	(0.75)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.70	(0.13)	(1.28)	(1.41)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.18)	0.46	0.28	(0.51)	(0.30)	(0.81)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.80	(0.17)	1.72	1.55	(0.86)	(0.26)	(1.12)
FOR THE PERIOD 7/16/13[8]—12/31/13	$10.00	(0.08)	0.89	0.81	—	(0.01)	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.23	(0.06)	(0.70)	(0.76)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.66	(0.16)	(1.27)	(1.43)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.21	(0.21)	0.46	0.25	(0.50)	(0.30)	(0.80)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.79	(0.19)	1.71	1.52	(0.84)	(0.26)	(1.10)
FOR THE PERIOD 7/16/13[8]—12/31/13	$10.00	(0.09)	0.89	0.80	—	(0.01)	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)	$9.30	(0.04)	(0.71)	(0.75)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.70	(0.13)	(1.27)	(1.40)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.17)	0.46	0.29	(0.52)	(0.30)	(0.82)
FOR THE PERIOD 9/02/14[6]—12/31/14	$10.33	(0.06)	2.09	2.03	(0.87)	(0.26)	(1.13)

*	Annualized for periods less than one year.
1	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
4	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
5	Amount is less than $.005 per share.
6	Commencement of offering of shares.
7	Certain expenses incurred by the Fund were not annualized for the period.
8	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

30

Consolidated Financial Highlights	June 30, 2017

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.80	(5.58)%	$6,812,251	1.21%	1.21%	1.21%	(0.50)%	0%
$9.32	(8.43)%	$7,654,491	1.20%	1.20%	1.20%	(0.81)%	0%
$10.18	2.00%	$7,778,072	1.21%	1.21%	1.21%	(1.11)%	0%
$10.63	9.69%	$5,633,607	1.23%	1.23%	1.23%	(1.20)%	0%
$10.59	9.40%	$4,506,181	1.23%	1.23%	1.23%	(1.22)%	0%
$9.78	2.99%	$2,136,959	1.25%	1.25%	1.25%	(1.24)%	0%

$8.69	(5.65)%	$3,483,577	1.47%	1.47%	1.47%	(0.96)%	0%
$9.21	(8.71)%	$3,334,207	1.48%	1.48%	1.47%	(1.08)%	0%
$10.09	1.75%	$1,588,011	1.47%	1.47%	1.47%	(1.38)%	0%
$10.54	9.34%	$1,310,969	1.50%	1.50%	1.50%	(1.47)%	0%
$10.51	9.14%	$1,408,085	1.50%	1.50%	1.50%	(1.48)%	0%
$9.73	2.68%	$527,318	1.52%	1.50%	1.50%	(1.48)%	0%

$8.81	(5.47)%	$1,730,587	1.12%	1.12%	1.12%	(0.60)%	0%
$9.32	(8.43)%	$1,169,464	1.13%	1.13%	1.13%	(0.73)%	0%
$10.18	2.16%	$240,185	1.13%	1.13%	1.13%	(1.01)%	0%
$10.62	12.99%	$113	1.16%	1.15%	1.15%	(1.11)%	0%

$8.54	(8.07)%	$392,370	1.66%	1.65%	1.65%	(1.06)%	0%
$9.29	(13.17)%	$411,599	1.66%	1.64%	1.64%	(1.29)%	0%
$10.70	2.48%	$258,691	1.65%	1.61%	1.61%	(1.52)%	0%
$11.23	14.68%	$146,261	1.76%[7]	1.65%	1.65%	(1.62)%	0%
$10.80	8.14%	$37,078	2.51%[7]	1.68%	1.65%	(1.66)%	0%

$8.47	(8.23)%	$110,701	1.91%	1.90%	1.90%	(1.32)%	0%
$9.23	(13.40)%	$116,422	1.91%	1.90%	1.90%	(1.55)%	0%
$10.66	2.19%	$137,115	1.92%	1.89%	1.89%	(1.78)%	0%
$11.21	14.37%	$9,367	2.12%[7]	1.90%	1.90%	(1.88)%	0%
$10.79	8.04%	$1,644	4.03%[7]	1.93%	1.90%	(1.92)%	0%

$8.55	(8.06)%	$216,197	1.56%	1.55%	1.55%	(0.97)%	0%
$9.30	(13.07)%	$203,463	1.57%	1.55%	1.55%	(1.20)%	0%
$10.70	2.54%	$133,722	1.59%	1.55%	1.55%	(1.45)%	0%
$11.23	19.94%	$45,436	1.68%[7]	1.55%	1.55%	(1.52)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2017

31

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2017, the Trust consists of thirty-seven active series, two of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective of the AQR Managed Futures Strategy Fund and the AQR Managed Futures Strategy HV Fund is to seek positive absolute returns. Each fund offers Class I, Class N and Class R6 shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights of the AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund (“Consolidated Funds”) include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., and AQR Managed Futures Strategy HV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT JUNE 30, 2017	% OF TOTAL NET ASSETS AT JUNE 30, 2017	NET REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY
AQR Managed Futures Strategy Offshore Fund Ltd	January 5, 2010	$2,730,322,565	22.7%	$(428,743,843)
AQR Managed Futures Strategy HV Offshore Fund Ltd	July 16, 2013	162,958,006	22.7%	(35,724,267)

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

AQR Funds	Semi-Annual Report	June 2017

32

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its taxable net investment income and capital gains, if applicable, to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30, 2017, the Funds had no examinations in progress.

For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

AQR Funds	Semi-Annual Report	June 2017

33

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses) on swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject

AQR Funds	Semi-Annual Report	June 2017

34

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

AQR Funds	Semi-Annual Report	June 2017

35

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1  — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system,

AQR Funds	Semi-Annual Report	June 2017

36

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

AQR Funds	Semi-Annual Report	June 2017

37

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$11,852,214,555	$—	$11,852,214,555
Futures Contracts*	1,070,674	—	—	1,070,674
Forward Foreign Currency Exchange Contracts*	—	293,990,495	—	293,990,495
Total Return Swaps Contracts*	—	39,853,499	—	39,853,499

Total Assets	$1,070,674	$12,186,058,549	$—	$12,187,129,223

LIABILITIES
Futures Contracts*	$(137,737,774)	$—	$—	$(137,737,774)
Forward Foreign Currency Exchange Contracts*	—	(303,674,779)	—	(303,674,779)
Total Return Swaps Contracts*	—	(72,738,590)	—	(72,738,590)

Total Liabilities	$(137,737,774)	$(376,413,369)	$—	$(514,151,143)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$688,219,938	$—	$688,219,938
Futures Contracts*	106,449	—	—	106,449
Forward Foreign Currency Exchange Contracts*	—	24,852,875	—	24,852,875
Total Return Swap Contracts*	—	3,223,838	—	3,223,838

Total Assets	$106,449	$716,296,651	$—	$716,403,100

LIABILITIES
Futures Contracts*	$(12,486,941)	$—	$—	$(12,486,941)
Forward Foreign Currency Exchange Contracts*	—	(25,618,850)	—	(25,618,850)
Total Return Swap Contracts*	—	(5,936,067)	—	(5,936,067)

Total Liabilities	$(12,486,941)	$(31,554,917)	$—	$(44,041,858)

*	Derivative instruments, including futures, total return swap, and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended June 30, 2017, there were no transfers of investments between levels for any of the Funds. There were no Level 3 securities held at period end.

6. Federal Income Tax Matters

At June 30, 2017, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Managed Futures Strategy Fund	$11,853,098,482	$319,002	$(1,202,929)	$(883,927)
AQR Managed Futures Strategy HV Fund	688,277,330	20,434	(77,826)	(57,392)

There are no differences between book basis and tax basis appreciation (depreciation) on investments.

AQR Funds	Semi-Annual Report	June 2017

38

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

As of December 31, 2016, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG-TERM
AQR Managed Futures Strategy Fund	$363,233,114	$69,660,147
AQR Managed Futures Strategy HV Fund	31,297,589	6,619,828

7. Investment Transactions

During the period ended June 30, 2017, there was no cost of purchases or proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments).

8. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at June 30, 2017.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Managed Futures Strategy Fund	$5,343,221	$8,489,188	$—	$81,185,894	$8,663,973	$—
AQR Managed Futures Strategy HV Fund	507,411	793,336	—	7,216,584	714,502	—

Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund	—	—	293,990,495	—	—	303,674,779
AQR Managed Futures Strategy HV Fund	—	—	24,852,875	—	—	25,618,850

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	17,536,126	—	—	40,607,378	—	—
AQR Managed Futures Strategy HV Fund	1,578,811	—	—	3,717,198	—	—

Commodity Risk Exposure:
AQR Managed Futures Strategy Fund	36,713,294	31,364,311	—	74,466,469	64,074,617	—
AQR Managed Futures Strategy HV Fund	3,133,441	2,430,502	—	6,666,373	5,221,565	—

Netting:
AQR Managed Futures Strategy Fund	(59,592,641)	(39,853,499)	(293,990,495)	(59,592,641)	(39,853,499)	(293,990,495)
AQR Managed Futures Strategy HV Fund	(5,219,663)	(3,223,838)	(24,852,875)	(5,219,663)	(3,223,838)	(24,852,875)

Net Fair Value of Derivative Contracts:
AQR Managed Futures Strategy Fund	—	—	—	136,667,100	32,885,091	9,684,284
AQR Managed Futures Strategy HV Fund	—	—	—	12,380,492	2,712,229	765,975

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

AQR Funds	Semi-Annual Report	June 2017

39

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2017:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Managed Futures Strategy Fund	$458,684,447	$151,184,478	$—	$(98,434,025)	$(7,849,801)	$—
AQR Managed Futures Strategy HV Fund	38,599,426	13,230,163	—	(8,099,406)	(594,251)	—

Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund	—	—	(252,950,459)	—	—	28,099,468
AQR Managed Futures Strategy HV Fund	—	—	(20,268,177)	—	—	1,696,489

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	(455,914,385)	—	—	(48,980,530)	—	—
AQR Managed Futures Strategy HV Fund	(40,792,490)	—	—	(3,691,771)	—	—

Commodity Risk Exposure:
AQR Managed Futures Strategy Fund	(353,716,868)	(75,089,080)	—	(63,108,655)	40,040,562	—
AQR Managed Futures Strategy HV Fund	(30,081,893)	(5,634,368)	—	(5,957,262)	2,737,376	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2017:

AQR MANAGED FUTURES STRATEGY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$2,988,894	$(2,305,537)	$683,357	$—	$(683,357)	$—
CITI	Forward Foreign Currency Exchange Contracts	117,832,436	(117,832,436)	—	—	—	—
GSIN	Total Return Swap Contracts	444,044	(444,044)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	176,158,059	(176,158,059)	—	—	—	—
MSCS	Total Return Swap Contracts	5,056,250	(2,951,600)	2,104,650	—	—	2,104,650
Total financial instruments subject to a master netting arrangement or similar arrangement		302,479,683	(299,691,676)	2,788,007	—	(683,357)	2,104,650

AQR Funds	Semi-Annual Report	June 2017

40

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$2,305,537	$(2,305,537)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	121,849,573	(117,832,436)	4,017,137	—	(4,017,137)	—
GSIN	Total Return Swap Contracts	3,406,836	(444,044)	2,962,792	—	(2,962,792)	—
JPMC	Forward Foreign Currency Exchange Contracts	181,825,206	(176,158,059)	5,667,147	—	(5,667,147)	—
MSCS	Total Return Swap Contracts	2,951,600	(2,951,600)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		312,338,752	(299,691,676)	12,647,076	—	(12,647,076)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 12,026,643.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $508,283,110.

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$10,582,123	$(10,582,123)	$ —	$ —	$ —	$ —
GSIN	Total Return Swap Contracts	3,014,583	(3,014,583)	—	—	—	—
MACQ	Total Return Swap Contracts	4,339,250	(4,339,250)	—	—	—	—
MLIN	Total Return Swap Contracts	2,444,619	(2,444,619)	—	—	—	—
SOCG	Total Return Swap Contracts	10,983,736	(10,983,736)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		31,364,311	(31,364,311)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2017

41

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$18,711,215	$(10,582,123)	$8,129,092	$—	$(8,129,092)	$—
GSIN	Total Return Swap Contracts	5,224,613	(3,014,583)	2,210,030	—	(2,210,030)	—
MACQ	Total Return Swap Contracts	13,254,216	(4,339,250)	8,914,966	—	(8,914,966)	—
MLIN	Total Return Swap Contracts	7,126,211	(2,444,619)	4,681,592	—	(4,681,592)	—
SOCG	Total Return Swap Contracts	19,758,362	(10,983,736)	8,774,626	—	(8,774,626)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		64,074,617	(31,364,311)	32,710,306	—	(32,710,306)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $6,170,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $60,064,360.

AQR MANAGED FUTURES STRATEGY HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$551,783	$(376,284)	$175,499	$—	$(175,499)	$—
CITI	Forward Foreign Currency Exchange Contracts	9,965,758	(9,965,758)	—	—	—	—
GSIN	Total Return Swap Contracts	241,553	(241,553)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	14,887,117	(14,887,117)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		25,646,211	(25,470,712)	175,499	—	(175,499)	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$376,284	$(376,284)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	10,307,139	(9,965,758)	341,381	—	(341,381)	—
GSIN	Total Return Swap Contracts	338,218	(241,553)	96,665	—	(96,665)	—
JPMC	Forward Foreign Currency Exchange Contracts	15,311,711	(14,887,117)	424,594	—	(424,594)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		26,333,352	(25,470,712)	862,640	—	(862,640)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 1,724,501.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 39,155,280.

AQR Funds	Semi-Annual Report	June 2017

42

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$894,591	$(894,591)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	239,916	(239,916)	—	—	—	—
MACQ	Total Return Swap Contracts	273,790	(273,790)	—	—	—	—
SOCG	Total Return Swap Contracts	1,022,205	(1,022,205)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,430,502	(2,430,502)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,628,657	$(894,591)	$734,066	$—	$(734,066)	$—
GSIN	Total Return Swap Contracts	525,010	(239,916)	285,094	—	(285,094)	—
MACQ	Total Return Swap Contracts	865,823	(273,790)	592,033	—	(592,033)	—
SOCG	Total Return Swap Contracts	2,202,075	(1,022,205)	1,179,870	—	(1,179,870)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,221,565	(2,430,502)	2,791,063	—	(2,791,063)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 980,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 4,776,225.

AQR Funds	Semi-Annual Report	June 2017

43

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

For the period ended June 30, 2017, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND
Futures Contracts:
Average Notional Balance—Long	15,254,534,157	1,341,502,225
Average Notional Balance—Short	38,485,794,859	3,414,806,168
Ending Notional Balance—Long	10,707,575,243	967,084,738
Ending Notional Balance—Short	21,048,577,936	1,889,854,101
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	16,537,796,037	1,349,183,219
Average Settlement Value—Sold	15,196,290,385	1,223,588,142
Ending Value—Purchased	18,470,367,183	1,585,509,277
Ending Value—Sold	14,996,483,088	1,275,490,322
Total Return Swaps:
Average Notional Balance—Long	2,200,534,705	184,814,170
Average Notional Balance—Short	1,094,319,561	86,326,555
Ending Notional Balance—Long	2,103,402,192	180,414,323
Ending Notional Balance—Short	1,282,493,669	107,862,277

*	Notional values as of each quarter end are used to calculate the average represented.

9. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to a Third Amended and Restated Investment Management Agreement, dated January 29, 2017 as amended, entered into by the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Managed Futures Strategy Fund	1.05%
AQR Managed Futures Strategy HV Fund	1.45

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2018 for Class I, N and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Managed Futures Strategy Fund	1.25%	1.50%	1.15%
AQR Managed Futures Strategy HV Fund	1.65	1.90	1.55

AQR Funds	Semi-Annual Report	June 2017

44

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

For the period ended June 30, 2017 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Managed Futures Strategy HV Fund	$37,506	$—	$37,506

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

For the period ended June 30, 2017, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2017 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2017	2018	2019	2020

AQR MANAGED FUTURES STRATEGY HV FUND
Class I	$20,301	$188,412	$34,904	$73,821	$59,386	$20,301
Class N	6,289	47,804	3,164	18,956	19,395	6,289
Class R6	10,916	69,497	—	30,010	28,571	10,916

Totals	$37,506	$305,713	$38,068	$122,787	$107,352	$37,506

During the period ended June 30, 2017, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Managed Futures Strategy HV Fund	$1,380	$394	$748
JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent and Custodian.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

10. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

11. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may

AQR Funds	Semi-Annual Report	June 2017

45

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

AQR Funds	Semi-Annual Report	June 2017

46

Notes to Consolidated Financial Statements	June 30, 2017 (Unaudited)

12. Line of Credit

Effective February 24, 2017 and terminating on February 23, 2018, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit available is in the amount of $300,000,000, prior to February 24, 2017 the line of credit available was $285,000,000 at substantially similar terms. The Funds did not have any borrowings for the period ended June 30, 2017.

13. Principal Ownership

As of June 30, 2017, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Managed Futures Strategy Fund	6	71.20%
AQR Managed Futures Strategy HV Fund	5	83.64%

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with the modifications to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017 and other amendments and rules are effective during 2018. Adoption of these rules will have no effect on the Funds’ net assets or results of operations. Management is currently evaluating the impact on the Funds’ financial statements.

15. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than noted above.

AQR Funds	Semi-Annual Report	June 2017

47

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/17” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/17

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$944.20	1.21%	$5.83
Hypothetical Return	$1,000.00	$1,018.79	1.21%	$6.06

Class N
Actual Return	$1,000.00	$943.50	1.47%	$7.08
Hypothetical Return	$1,000.00	$1,017.50	1.47%	$7.35

Class R6
Actual Return	$1,000.00	$945.30	1.12%	$5.40
Hypothetical Return	$1,000.00	$1,019.24	1.12%	$5.61

AQR Managed Futures Strategy HV Fund

Class I
Actual Return	$1,000.00	$919.30	1.65%	$7.85
Hypothetical Return	$1,000.00	$1,016.61	1.65%	$8.25

Class N
Actual Return	$1,000.00	$917.70	1.90%	$9.03
Hypothetical Return	$1,000.00	$1,015.37	1.90%	$9.49

Class R6
Actual Return	$1,000.00	$919.40	1.55%	$7.38
Hypothetical Return	$1,000.00	$1,017.11	1.55%	$7.75

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2017

48

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig

Marco Hanig,

Principal Executive Officer

August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig

Marco Hanig,

Principal Executive Officer

August 29, 2017

By: /s/ Heather Bonner

Heather Bonner,

Principal Financial Officer

August 29, 2017